UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—October 31, 2020

Item 1: Reports to Shareholders

Annual Report | October 31, 2020

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

European Stock Index Fund	4

Pacific Stock Index Fund	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•    For the 12 months ended October 31, 2020, returns for Vanguard European Stock Index Fund ranged from –8.68% for Investor Shares to –8.50% for ETF Shares. Returns for Vanguard Pacific Stock Index Fund ranged from 0.52% for Investor Shares to 0.72% for Institutional Shares. The Pacific fund’s returns were better than the –0.11% return of its index, in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.1

•    The period was marked by the global spread of COVID-19 and efforts to contain it. However, policymakers’ responses, the start of trials for vaccines and treatments, and the easing of some restrictions lifted investor sentiment. The U.S. stock market performed better than emerging markets and, especially, developed markets outside the United States.

•    The U.K., France, and Spain detracted most from the European fund’s performance. Among sectors, financials and energy were the biggest detractors.

•    The Pacific fund’s large allocation to Japanese stocks and smaller allocation in South Korea generated positive returns, but those were offset by negative results in Australia, Hong Kong, and Singapore. Financials, one of the fund’s largest weightings by sector, detracted most.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

1 See Note 1 in the Notes to Financial Statements.

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended October 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2020	10/31/2020	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,083.84	$1.20
FTSE Europe ETF Shares	1,000.00	1,084.65	0.42
Admiral™ Shares	1,000.00	1,084.48	0.52
Institutional Shares	1,000.00	1,084.73	0.42
Institutional Plus Shares	1,000.00	1,084.64	0.37
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,147.39	$1.24
FTSE Pacific ETF Shares	1,000.00	1,148.54	0.43
Admiral Shares	1,000.00	1,148.37	0.54
Institutional Shares	1,000.00	1,148.32	0.43
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.98	$1.17
FTSE Europe ETF Shares	1,000.00	1,024.73	0.41
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.73	0.41
Institutional Plus Shares	1,000.00	1,024.78	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.98	$1.17
FTSE Pacific ETF Shares	1,000.00	1,024.73	0.41
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.73	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Investor Shares	-8.68%	2.02%	3.43%	$14,007
Spliced European Stock Index	-8.43	2.09	3.55	14,176
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Europe ETF Shares Net Asset Value	-8.50%	2.19%	3.59%	$14,227
FTSE Europe ETF Shares Market Price	-8.65	2.20	3.56	14,756
Spliced European Stock Index	-8.43	2.09	3.55	14,176
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

See Financial Highlights for dividend and capital gains information.

4

European Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	-8.55%	2.17%	3.57%	$14,208
Spliced European Stock Index	-8.43	2.09	3.55	14,176
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional Shares	-8.54%	2.18%	3.60%	$7,119,894
Spliced European Stock Index	-8.43	2.09	3.55	7,087,955
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	7,226,072

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/5/2014)	Investment
European Stock Index Fund Institutional Plus Shares	-8.52%	2.21%	1.41%	$108,632,830
Spliced European Stock Index	-8.43	2.09	1.39	108,516,106
FTSE Global All Cap ex US Index	-2.10	4.47	3.16	120,189,268

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: October 31, 2010, Through October 31, 2020

	One	Five	Ten
	Year	Years	Years
FTSE Europe ETF Shares Market Price	-8.65%	11.51%	41.85%
FTSE Europe ETF Shares Net Asset Value	-8.50	11.44	42.27
Spliced European Stock Index	-8.43	10.88	41.76

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

5

European Stock Index Fund

Fund Allocation

As of October 31, 2020

Basic Materials	6.5%
Consumer Discretionary	11.9
Consumer Staples	8.9
Energy	4.3
Financials	21.4
Health Care	13.1
Industrials	16.2
Real Estate	2.8
Technology	6.9
Telecommunications	3.4
Utilities	4.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

6

European Stock Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of October 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
[1]Austria †			66,381	0.4%

Belgium
	Anheuser-Busch InBev SA/NV	1,477,220	76,412	0.5%
	Belgium—Other †		206,395	1.2%
			282,807	1.7%
Denmark
	Novo Nordisk A/S Class B	2,870,980	183,070	1.1%
	Novozymes A/S	362,013	21,772	0.2%
1	Denmark—Other †		442,410	2.7%
			647,252	4.0%

Finland †			365,945	2.2%

France
	LVMH Moet Hennessy Louis Vuitton SE	442,940	207,629	1.3%
	Sanofi	1,936,534	174,858	1.1%
	TOTAL SE	4,311,038	130,611	0.8%
	Schneider Electric SE	935,141	113,627	0.7%
	L’Oreal SA Loyalty Shares	278,786	90,100	0.5%
	Air Liquide SA Loyalty Shares	562,260	82,225	0.5%
	Kering SA	131,874	79,694	0.5%
*	Airbus SE	985,781	72,126	0.4%
*	BNP Paribas SA	1,924,454	67,115	0.4%
	Vinci SA	825,565	65,208	0.4%
*	EssilorLuxottica SA	524,055	64,700	0.4%
§,1	France—Other †		1,325,936	8.2%
			2,473,829	15.2%
Germany
	SAP SE	1,995,379	212,878	1.3%
	Siemens AG	1,359,529	159,496	1.0%

7

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Allianz SE	738,652	130,118	0.8%
*	adidas AG	341,980	101,605	0.6%
	BASF SE	1,627,322	89,110	0.5%
	Deutsche Telekom AG	5,740,863	87,255	0.5%
	Bayer AG	1,748,074	82,144	0.5%
	Deutsche Post AG	1,737,534	77,039	0.5%
	Daimler AG	1,432,297	74,034	0.5%
1	Siemens Healthineers AG	250,441	10,751	0.1%
1	Germany—Other †		1,282,701	7.9%
			2,307,131	14.2%

§Ireland †			114,245	0.7%

Italy
	Enel SPA	13,821,428	109,888	0.7%
1	Italy—Other †		498,610	3.0%
			608,498	3.7%
Netherlands
	ASML Holding NV	709,351	256,647	1.6%
^	Unilever NV	2,582,338	145,577	0.9%
*,1	Adyen NV	47,593	79,992	0.5%
	Prosus NV	768,066	76,681	0.5%
	Koninklijke Philips NV	1,617,410	74,914	0.4%
1	Netherlands—Other †		482,081	3.0%
			1,115,892	6.9%

[1]Norway †			203,688	1.3%

[1]Poland †			74,907	0.5%

Portugal †			52,704	0.3%

Spain
*	Iberdrola SA	10,566,095	124,761	0.8%
	Siemens Gamesa Renewable Energy SA	399,434	11,336	0.1%
1	Spain—Other †		447,142	2.7%
			583,239	3.6%

[1]Sweden †			987,437	6.1%

Switzerland
	Nestle SA	4,956,480	557,495	3.4%
	Roche Holding AG	1,261,008	405,202	2.5%
	Novartis AG	3,822,356	297,848	1.8%
	Zurich Insurance Group AG	265,014	88,023	0.6%
	Lonza Group AG	131,821	79,872	0.5%
	ABB Ltd.	3,176,829	77,086	0.5%
	UBS Group AG	5,960,340	69,390	0.4%
	Givaudan SA	16,404	66,895	0.4%
	Roche Holding AG (Bearer)	23,815	7,673	0.1%
§,1	Switzerland—Other †		878,595	5.4%
			2,528,079	15.6%

8

European Stock Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
United Kingdom
	AstraZeneca plc		2,334,583	234,406	1.4%
*	HSBC Holdings plc		36,226,329	151,810	0.9%
	GlaxoSmithKline plc		8,764,418	146,353	0.9%
	Diageo plc		4,078,404	131,806	0.8%
	British American Tobacco plc		3,896,967	123,516	0.8%
	Unilever plc		1,938,423	110,469	0.7%
	Rio Tinto plc		1,931,202	109,232	0.7%
	Reckitt Benckiser Group plc		1,121,529	98,794	0.6%
	BP plc		35,263,408	89,946	0.5%
	Royal Dutch Shell plc Class B		6,639,492	80,068	0.5%
	Royal Dutch Shell plc Class A (XLON)		6,060,853	76,243	0.5%
	National Grid plc		6,235,955	74,180	0.5%
	BHP Group plc		3,697,989	71,639	0.4%
	Royal Dutch Shell plc Class A (XAMS)		1,191,185	15,182	0.1%
§,1	United Kingdom—Other †			2,196,969	13.5%
				3,710,613	22.8%
Total Common Stocks (Cost $21,614,066)				16,122,647	99.2%

		Coupon
Temporary Cash Investments
Money Market Fund
2,3	Vanguard Market Liquidity Fund	0.112%	4,039,814	403,981	2.5%

4U.S. Government and Agency Obligations †				21,486	0.1%
Total Temporary Cash Investments (Cost $425,466)				425,467	2.6%
Total Investments (Cost $22,039,532)				16,548,114	101.8%
Other Assets and Liabilities—Net				(294,356)	(1.8%)
Net Assets				16,253,758	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $371,125,000.

§	Security value determined using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $599,899,000, representing 3.7% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $399,126,000 was received for securities on loan.

4	Securities with a value of $15,271,000 have been segregated as initial margin for open futures contracts.

9

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2020	2,477	85,363	(10,237)
FTSE 100 Index	December 2020	547	39,425	(3,313)
				(13,550)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	1/14/21	EUR	97,054	USD	114,815	—	(1,566)
Goldman Sachs International	1/14/21	GBP	30,993	USD	39,832	344	—
Bank of America, N.A.	1/14/21	USD	91,957	CHF	84,920	—	(885)
Citibank, N.A.	1/14/21	USD	2,500	DKK	15,965	—	(3)
						344	(2,454)

CHF—Swiss franc.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

USD—U.S. dollar.

At October 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $564,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

10

European Stock Index Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $21,635,550)	16,144,133
Affiliated Issuers (Cost $403,982)	403,981
Total Investments in Securities	16,548,114
Investment in Vanguard	724
Foreign Currency, at Value (Cost $8,169)	8,217
Cash Collateral Pledged—Forward Currency Contracts	2,330
Receivables for Investment Securities Sold	935
Receivables for Accrued Income	115,974
Receivables for Capital Shares Issued	2,844
Unrealized Appreciation—Forward Currency Contracts	344
Total Assets	16,679,482
Liabilities
Due to Custodian	19,078
Payables for Investment Securities Purchased	993
Collateral for Securities on Loan	399,126
Payables for Capital Shares Redeemed	3,352
Payables to Vanguard	721
Unrealized Depreciation—Forward Currency Contracts	2,454
Total Liabilities	425,724
Net Assets	16,253,758

11

European Stock Index Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	22,556,453
Total Distributable Earnings (Loss)	(6,302,695)
Net Assets	16,253,758

Investor Shares—Net Assets
Applicable to 717,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,116
Net Asset Value Per Share—Investor Shares	$26.63

ETF Shares—Net Assets
Applicable to 235,207,768 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,659,420
Net Asset Value Per Share—ETF Shares	$49.57

Admiral Shares—Net Assets
Applicable to 61,208,311 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,795,275
Net Asset Value Per Share—Admiral Shares	$62.01

Institutional Shares—Net Assets
Applicable to 26,844,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	709,802
Net Asset Value Per Share—Institutional Shares	$26.44

Institutional Plus Shares—Net Assets
Applicable to 593,740 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,145
Net Asset Value Per Share—Institutional Plus Shares	$118.14

See accompanying Notes, which are an integral part of the Financial Statements.

12

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Dividends[1]	392,224
Non-Cash Dividends	31,123
Interest[2]	228
Securities Lending—Net	7,735
Total Income	431,310
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,153
Management and Administrative—Investor Shares	24
Management and Administrative—ETF Shares	7,073
Management and Administrative—Admiral Shares	3,174
Management and Administrative—Institutional Shares	454
Management and Administrative—Institutional Plus Shares	37
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	475
Marketing and Distribution—Admiral Shares	185
Marketing and Distribution—Institutional Shares	23
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,102
Auditing Fees	48
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—ETF Shares	334
Shareholders’ Reports—Admiral Shares	93
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	12
Total Expenses	15,208
Expenses Paid Indirectly	(306)
Net Expenses	14,902
Net Investment Income	416,408

13

European Stock Index Fund

Statement of Operations (continued)
Year Ended
October 31, 2020
($000)
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(1,074,471)
Futures Contracts	(7,633)
Forward Currency Contracts	12,389
Foreign Currencies	1,644
Realized Net Gain (Loss)	(1,068,071)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,524,326)
Futures Contracts	(15,316)
Forward Currency Contracts	(4,798)
Foreign Currencies	6,063
Change in Unrealized Appreciation (Depreciation)	(1,538,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,190,040)

1	Dividends are net of foreign withholding taxes of $42,493,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $133,000, ($61,000), and $30,000, respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes ($241,553,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	416,408	663,789
Realized Net Gain (Loss)	(1,068,071)	35,555
Change in Unrealized Appreciation (Depreciation)	(1,538,377)	1,206,225
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,190,040)	1,905,569
Distributions[1]
Investor Shares	(468)	(11,251)
ETF Shares	(289,650)	(475,195)
Admiral Shares	(97,387)	(151,252)
Institutional Shares	(18,231)	(29,476)
Institutional Plus Shares	(1,716)	(4,128)
Total Distributions	(407,452)	(671,302)
Capital Share Transactions
Investor Shares	(3,442)	(537,858)
ETF Shares	556,405	(2,413,675)
Admiral Shares	(344,953)	198,090
Institutional Shares	(68,683)	53,745
Institutional Plus Shares	(28,288)	(66,754)
Net Increase (Decrease) from Capital Share Transactions	111,039	(2,766,452)
Total Increase (Decrease)	(2,486,453)	(1,532,185)
Net Assets
Beginning of Period	18,740,211	20,272,396
End of Period	16,253,758	18,740,211

1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

15

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.84	$27.85	$31.44	$25.27	$27.98
Investment Operations
Net Investment Income	.627[1]	1.053[1]	.968[1]	.827[1]	.881
Net Realized and Unrealized Gain (Loss) on Investments	(3.221)	1.913	(3.572)	6.109	(2.738)
Total from Investment Operations	(2.594)	2.966	(2.604)	6.936	(1.857)
Distributions
Dividends from Net Investment Income	(.616)	(.976)	(.986)	(.766)	(.853)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.616)	(.976)	(.986)	(.766)	(.853)
Net Asset Value, End of Period	$26.63	$29.84	$27.85	$31.44	$25.27

Total Return[2]	-8.68%	10.90%	-8.53%	27.77%	-6.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19	$25	$543	$701	$608
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.23%	3.72%	3.14%	2.81%	3.35%
Portfolio Turnover Rate[3]	3%	3%	6%	4%	6%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$55.54	$51.84	$58.54	$47.05	$52.09
Investment Operations
Net Investment Income	1.247[1]	1.854[1]	1.912[1]	1.567[1]	1.717
Net Realized and Unrealized Gain (Loss) on Investments	(5.990)	3.744	(6.689)	11.434	(5.094)
Total from Investment Operations	(4.743)	5.598	(4.777)	13.001	(3.377)
Distributions
Dividends from Net Investment Income	(1.227)	(1.898)	(1.923)	(1.511)	(1.663)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.227)	(1.898)	(1.923)	(1.511)	(1.663)
Net Asset Value, End of Period	$49.57	$55.54	$51.84	$58.54	$47.05

Total Return	-8.50%	11.08%	-8.44%	27.98%	-6.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,659	$13,067	$14,624	$17,880	$10,533
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.38%	3.50%	3.28%	2.97%	3.51%
Portfolio Turnover Rate[2]	3%	3%	6%	4%	6%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$69.48	$64.84	$73.23	$58.85	$65.16
Investment Operations
Net Investment Income	1.553[1]	2.298[1]	2.353[1]	2.016[1]	2.151
Net Realized and Unrealized Gain (Loss) on Investments	(7.502)	4.693	(8.338)	14.251	(6.379)
Total from Investment Operations	(5.949)	6.991	(5.985)	16.267	(4.228)
Distributions
Dividends from Net Investment Income	(1.521)	(2.351)	(2.405)	(1.887)	(2.082)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.521)	(2.351)	(2.405)	(1.887)	(2.082)
Net Asset Value, End of Period	$62.01	$69.48	$64.84	$73.23	$58.85

Total Return[2]	-8.55%	11.05%	-8.43%	27.99%	-6.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,795	$4,671	$4,174	$4,754	$3,609
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.37%	3.47%	3.27%	2.97%	3.51%
Portfolio Turnover Rate[3]	3%	3%	6%	4%	6%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.63	$27.65	$31.23	$25.10	$27.79
Investment Operations
Net Investment Income	.667[1]	.993[1]	1.014[1]	.873[1]	.921
Net Realized and Unrealized Gain (Loss) on Investments	(3.203)	1.998	(3.564)	6.068	(2.719)
Total from Investment Operations	(2.536)	2.991	(2.550)	6.941	(1.798)
Distributions
Dividends from Net Investment Income	(.654)	(1.011)	(1.030)	(.811)	(.892)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.654)	(1.011)	(1.030)	(.811)	(.892)
Net Asset Value, End of Period	$26.44	$29.63	$27.65	$31.23	$25.10

Total Return	-8.54%	11.09%	-8.42%	28.00%	-6.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$710	$870	$760	$756	$574
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.39%	3.51%	3.29%	2.99%	3.53%
Portfolio Turnover Rate[2]	3%	3%	6%	4%	6%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$132.38	$123.55	$139.48	$112.09	$124.09
Investment Operations
Net Investment Income	2.989[1]	4.197[1]	4.711[1]	3.910[1]	4.121
Net Realized and Unrealized Gain (Loss) on Investments	(14.294)	9.160	(16.018)	27.110	(12.133)
Total from Investment Operations	(11.305)	13.357	(11.307)	31.020	(8.012)
Distributions
Dividends from Net Investment Income	(2.935)	(4.527)	(4.623)	(3.630)	(3.988)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.935)	(4.527)	(4.623)	(3.630)	(3.988)
Net Asset Value, End of Period	$118.14	$132.38	$123.55	$139.48	$112.09

Total Return	-8.52%	11.08%	-8.36%	28.03%	-6.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$106	$170	$122	$99
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.40%	3.34%	3.30%	3.00%	3.54%
Portfolio Turnover Rate[2]	3%	3%	6%	4%	6%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at the fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

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European Stock Index Fund

counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

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European Stock Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

23

European Stock Index Fund

Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in investment income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $724,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $306,000 (an annual rate of less than 0.01% of average net assets).

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European Stock Index Fund

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,523	16,116,874	250	16,122,647
Temporary Cash Investments	403,981	21,486	—	425,467
Total	409,504	16,138,360	250	16,548,114
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	344	—	344
Liabilities
Forward Currency Contracts	—	2,454	—	2,454

E.  At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	344	344

Unrealized Depreciation—Forward Currency Contracts	—	2,454	2,454

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European Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(7,633)	—	(7,633)
Forward Currency Contracts	—	12,389	12,389
Realized Net Gain (Loss) on Derivatives	(7,633)	12,389	4,756

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(15,316)	—	(15,316)
Forward Currency Contracts	—	(4,798)	(4,798)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(15,316)	(4,798)	(20,114)

F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(247,875)
Total Distributable Earnings (Loss)	247,875

26

European Stock Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	79,451
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(866,377)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(5,515,769)

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	407,452	671,302
Long-Term Capital Gains	—	—
Total	407,452	671,302

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	22,068,975
Gross Unrealized Appreciation	2,580,925
Gross Unrealized Depreciation	(8,101,789)
Net Unrealized Appreciation (Depreciation)	(5,520,864)

27

European Stock Index Fund

G.  During the year ended October 31, 2020, the fund purchased $2,793,432,000 of investment securities and sold $2,672,096,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,342,653,000 and $1,913,163,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

			Year Ended October 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,868	67	102,973	3,495
Issued in Lieu of Cash Distributions	467	17	9,826	353
Redeemed[1]	(5,777)	(208)	(650,657)	(22,514)
Net Increase (Decrease)—Investor Shares	(3,442)	(124)	(537,858)	(18,666)
ETF Shares
Issued	2,474,253	44,346	151,336	2,768
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,917,848)	(44,400)	(2,565,011)	(49,600)
Net Increase (Decrease)—ETF Shares	556,405	(54)	(2,413,675)	(46,832)
Admiral Shares
Issued[1]	538,460	8,286	843,545	12,674
Issued in Lieu of Cash Distributions	79,155	1,275	123,722	1,888
Redeemed	(962,568)	(15,583)	(769,177)	(11,714)
Net Increase (Decrease)—Admiral Shares	(344,953)	(6,022)	198,090	2,848
Institutional Shares
Issued	102,077	3,718	151,458	5,370
Issued in Lieu of Cash Distributions	12,382	468	19,280	690
Redeemed	(183,142)	(6,718)	(116,993)	(4,171)
Net Increase (Decrease)—Institutional Shares	(68,683)	(2,532)	53,745	1,889
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	1,712	14	4,127	34
Redeemed	(30,000)	(224)	(70,881)	(609)
Net Increase (Decrease)—Institutional Plus Shares	(28,288)	(210)	(66,754)	(575)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 67 and 29 shares, respectively, in the amount of $2,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 16,923,000 and 7,267,000 shares, respectively, in the amount of $489,072,000 from the conversion during the year ended October 31, 2019.

H.  Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

28

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Investor Shares	0.52%	5.66%	4.96%	$16,225
Spliced Pacific Stock Index	-0.11	5.57	5.13	16,487
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Pacific
ETF Shares Net Asset Value	0.68%	5.83%	5.11%	$16,466
FTSE Pacific
ETF Shares Market Price	1.00	5.84	5.16	17,707
Spliced Pacific Stock Index	-0.11	5.57	5.13	16,487
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

See Financial Highlights for dividend and capital gains information.

29

Pacific Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	0.66%	5.81%	5.11%	$16,458
Spliced Pacific Stock Index	-0.11	5.57	5.13	16,487
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	0.72%	5.84%	5.13%	$8,249,264
Spliced Pacific Stock Index	-0.11	5.57	5.13	8,243,638
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	7,226,072

Cumulative Returns of ETF Shares: October 31, 2010, Through October 31, 2020

	One	Five	Ten
	Year	Years	Years
FTSE Pacific ETF Shares Market Price	1.00%	32.81%	65.42%
FTSE Pacific ETF Shares Net Asset Value	0.68	32.76	64.66
Spliced Pacific Stock Index	-0.11	31.10	64.87

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

30

Pacific Stock Index Fund

Fund Allocation

As of October 31, 2020

Basic Materials	7.2%
Consumer Discretionary	18.1
Consumer Staples	6.1
Energy	1.1
Financials	14.8
Health Care	9.5
Industrials	18.4
Real Estate	5.0
Technology	13.3
Telecommunications	4.4
Utilities	2.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

31

Pacific Stock Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of October 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	CSL Ltd.	408,161	82,636	1.3%
	Commonwealth Bank of Australia	1,595,433	77,461	1.2%
	BHP Group Ltd.	2,651,388	63,558	1.0%
	Westpac Banking Corp.	3,248,466	41,116	0.7%
	National Australia Bank Ltd. (XASX)	2,958,620	38,708	0.6%
	Australia & New Zealand Banking Group Ltd.	2,555,996	33,920	0.5%
	Wesfarmers Ltd.	1,017,930	32,950	0.5%
	Woolworths Group Ltd.	1,138,214	30,618	0.5%
	Macquarie Group Ltd.	294,754	26,280	0.4%
	Transurban Group	2,465,540	23,348	0.4%
§,1	Australia—Other †		567,970	9.0%
			1,018,565	16.1%

§,1 China †			1,047	0.0%

Hong Kong
	AIA Group Ltd.	10,892,912	103,670	1.6%
	Hong Kong Exchanges & Clearing Ltd.	1,140,064	54,630	0.9%
§,1	Hong Kong—Other †		310,680	4.9%
			468,980	7.4%
Japan
	Toyota Motor Corp.	2,213,625	145,318	2.3%
	Sony Corp.	1,097,339	91,481	1.4%
	SoftBank Group Corp.	1,325,470	86,333	1.4%
	Keyence Corp.	161,466	73,277	1.2%
	Nintendo Co. Ltd.	95,895	51,849	0.8%
	Shin-Etsu Chemical Co. Ltd.	357,850	47,797	0.7%
	Daiichi Sankyo Co. Ltd.	1,714,347	45,248	0.7%
	Daikin Industries Ltd.	237,473	44,439	0.7%

32

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Mitsubishi UFJ Financial Group Inc.	11,103,572	43,769	0.7%
	Recruit Holdings Co. Ltd.	1,132,512	43,093	0.7%
	Takeda Pharmaceutical Co. Ltd.	1,365,224	42,189	0.7%
	Nidec Corp.	417,466	42,165	0.7%
	KDDI Corp.	1,528,666	41,358	0.6%
	NTT DOCOMO Inc.	1,018,929	37,940	0.6%
	Hoya Corp.	326,446	36,842	0.6%
	FANUC Corp.	172,868	36,514	0.6%
	Honda Motor Co. Ltd.	1,539,586	36,416	0.6%
	Tokyo Electron Ltd.	132,884	35,668	0.6%
	Murata Manufacturing Co. Ltd.	506,179	35,498	0.6%
	Sumitomo Mitsui Financial Group Inc.	1,170,388	32,399	0.5%
	Fast Retailing Co. Ltd.	45,980	32,073	0.5%
	Kao Corp.	418,125	29,770	0.5%
	ITOCHU Corp.	1,223,892	29,396	0.5%
	SoftBank Corp.	2,485,167	28,921	0.4%
	Mizuho Financial Group Inc.	2,293,237	28,234	0.4%
	Hitachi Ltd.	833,328	28,087	0.4%
	SMC Corp.	51,629	27,462	0.4%
	Tokio Marine Holdings Inc.	578,524	25,857	0.4%
	M3 Inc.	379,588	25,636	0.4%
	Mitsubishi Corp.	1,084,621	24,199	0.4%
	Oriental Land Co. Ltd.	168,790	23,627	0.4%
	Nippon Telegraph & Telephone Corp.	1,102,086	23,183	0.4%
	Astellas Pharma Inc.	1,675,701	22,979	0.4%
	NTT Data Corp.	570,557	6,439	0.1%
	Hino Motors Ltd.	241,256	1,848	0.0%
	Japan—Other †		2,344,787	37.1%
			3,752,091	59.4%

New Zealand †			63,089	1.0%

Singapore
	DBS Group Holdings Ltd.	1,608,613	23,962	0.4%
§	Singapore—Other †		137,326	2.2%
			161,288	2.6%
South Korea
	Samsung Electronics Co. Ltd.	4,236,102	212,930	3.4%
	SK Hynix Inc.	464,928	32,983	0.5%
	Samsung Electronics Co. Ltd. Preference Shares	733,650	32,636	0.5%
	NAVER Corp.	118,937	30,433	0.5%
§,1	South Korea—Other †		496,855	7.9%
			805,837	12.8%
Total Common Stocks (Cost $6,851,009)			6,270,897	99.3%

33

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.112%	432,515	43,251	0.7%

4U.S. Government and Agency Obligations †			2,000	0.0%
Total Temporary Cash Investments (Cost $45,251)			45,251	0.7%
[5]Total Investments (Cost $6,896,260)			6,316,148	100.0%
Other Assets and Liabilities—Net			2,606	0.0%
Net Assets			6,318,754	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.

§	Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $30,733,000, representing 0.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $38,080,000 was received for securities on loan.

4	Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.

5	The total value of securities on loan is $33,618,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
KOSPI 200 Index	December 2020	110	7,314	(235)
S&P ASX 200 Index	December 2020	96	9,936	(48)
Topix Index	December 2020	212	31,852	(1,036)
				(1,319)

34

Pacific Stock Index Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
HSBC Bank USA, N.A.	1/14/21	AUD	7,118	USD	5,137	—	(131)
Morgan Stanley Capital Services LLC	1/14/21	JPY	868,893	USD	8,322	—	(13)
BNP Paribas	1/14/21	USD	8,241	JPY	868,893	—	(68)
						—	(212)

AUD—Australian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Pacific Stock Index Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,853,009)	6,272,897
Affiliated Issuers (Cost $43,251)	43,251
Total Investments in Securities	6,316,148
Investment in Vanguard	270
Foreign Currency, at Value (Cost $6,759)	6,828
Cash Collateral Pledged—Futures Contracts	1,256
Receivables for Investment Securities Sold	24
Receivables for Accrued Income	31,593
Receivables for Capital Shares Issued	1,199
Other Assets	2,555
Total Assets	6,359,873
Liabilities
Due to Custodian	2,071
Payables for Investment Securities Purchased	33
Collateral for Securities on Loan	38,080
Payables for Capital Shares Redeemed	444
Payables to Vanguard	279
Unrealized Depreciation—Forward Currency Contracts	212
Total Liabilities	41,119
Net Assets	6,318,754

36

Pacific Stock Index Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	7,044,965
Total Distributable Earnings (Loss)	(726,211)
Net Assets	6,318,754

Investor Shares—Net Assets
Applicable to 764,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,782
Net Asset Value Per Share—Investor Shares	$12.79

ETF Shares—Net Assets
Applicable to 54,092,581 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,630,137
Net Asset Value Per Share—ETF Shares	$67.11

Admiral Shares—Net Assets
Applicable to 27,456,618 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,278,815
Net Asset Value Per Share—Admiral Shares	$83.00

Institutional Shares—Net Assets
Applicable to 31,502,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	400,020
Net Asset Value Per Share—Institutional Shares	$12.70

See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Dividends[1]	153,612
Interest[2]	98
Securities Lending—Net	3,164
Total Income	156,874
Expenses
The Vanguard Group—Note B
Investment Advisory Services	940
Management and Administrative—Investor Shares	3
Management and Administrative—ETF Shares	1,401
Management and Administrative—Admiral Shares	1,628
Management and Administrative—Institutional Shares	200
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	120
Marketing and Distribution—Admiral Shares	105
Marketing and Distribution—Institutional Shares	12
Custodian Fees	593
Auditing Fees	49
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	497
Shareholders’ Reports—Admiral Shares	35
Shareholders’ Reports—Institutional Shares	30
Trustees’ Fees and Expenses	5
Total Expenses	5,625
Expenses Paid Indirectly	(125)
Net Expenses	5,500
Net Investment Income	151,374
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(113,214)
Futures Contracts	5,369
Forward Currency Contracts	551
Foreign Currencies	(1,028)
Realized Net Gain (Loss)	(108,322)

38

Pacific Stock Index Fund

Statement of Operations (continued)
Year Ended
October 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(54,994)
Futures Contracts	(3,094)
Forward Currency Contracts	(324)
Foreign Currencies	255
Change in Unrealized Appreciation (Depreciation)	(58,157)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,105)
1	Dividends are net of foreign withholding taxes of $12,039,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $73,000, ($3,000), and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $39,092,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,374	188,529
Realized Net Gain (Loss)	(108,322)	66,648
Change in Unrealized Appreciation (Depreciation)	(58,157)	342,615
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,105)	597,792
Distributions[1]
Investor Shares	(244)	(4,688)
ETF Shares	(89,477)	(112,354)
Admiral Shares	(57,428)	(64,861)
Institutional Shares	(10,826)	(13,355)
Total Distributions	(157,975)	(195,258)
Capital Share Transactions
Investor Shares	(1,158)	(219,358)
ETF Shares	14,284	(440,973)
Admiral Shares	(145,559)	146,193
Institutional Shares	(96,202)	34,023
Net Increase (Decrease) from Capital Share Transactions	(228,635)	(480,115)
Total Increase (Decrease)	(401,715)	(77,581)
Net Assets
Beginning of Period	6,720,469	6,798,050
End of Period	6,318,754	6,720,469

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$13.01	$12.24	$13.56	$11.42	$10.99
Investment Operations
Net Investment Income	.283[1]	.309[1]	.347[1]	.295[1]	.257
Net Realized and Unrealized Gain (Loss) on Investments	(.209)	.801	(1.336)	2.141	.426
Total from Investment Operations	.074	1.110	(.989)	2.436	.683
Distributions
Dividends from Net Investment Income	(.294)	(.340)	(.331)	(.296)	(.253)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.294)	(.340)	(.331)	(.296)	(.253)
Net Asset Value, End of Period	$12.79	$13.01	$12.24	$13.56	$11.42

Total Return[2]	0.52%	9.39%	-7.53%	21.71%	6.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10	$11	$225	$296	$281
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.50%	2.51%	2.44%	2.39%
Portfolio Turnover Rate[3]	4%	4%	4%	3%	4%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$68.25	$64.24	$71.13	$59.92	$57.65
Investment Operations
Net Investment Income	1.577[1]	1.823[1]	1.895[1]	1.677[1]	1.440
Net Realized and Unrealized Gain (Loss) on Investments	(1.091)	4.071	(6.940)	11.195	2.240
Total from Investment Operations	.486	5.894	(5.045)	12.872	3.680
Distributions
Dividends from Net Investment Income	(1.626)	(1.884)	(1.845)	(1.662)	(1.410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.626)	(1.884)	(1.845)	(1.662)	(1.410)
Net Asset Value, End of Period	$67.11	$68.25	$64.24	$71.13	$59.92

Total Return	0.68%	9.53%	-7.34%	21.89%	6.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,630	$3,708	$3,927	$5,015	$3,217
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.80%	2.65%	2.60%	2.55%
Portfolio Turnover Rate[2]	4%	4%	4%	3%	4%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$84.41	$79.43	$87.97	$74.10	$71.30
Investment Operations
Net Investment Income	1.938[1]	2.251[1]	2.360[1]	2.049[1]	1.781
Net Realized and Unrealized Gain (Loss) on Investments	(1.354)	5.031	(8.618)	13.876	2.763
Total from Investment Operations	.584	7.282	(6.258)	15.925	4.544
Distributions
Dividends from Net Investment Income	(1.994)	(2.302)	(2.282)	(2.055)	(1.744)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.994)	(2.302)	(2.282)	(2.055)	(1.744)
Net Asset Value, End of Period	$83.00	$84.41	$79.43	$87.97	$74.10

Total Return[2]	0.66%	9.50%	-7.36%	21.90%	6.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,279	$2,493	$2,202	$2,388	$1,983
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.80%	2.64%	2.60%	2.55%
Portfolio Turnover Rate[3]	4%	4%	4%	3%	4%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.91	$12.15	$13.46	$11.34	$10.91
Investment Operations
Net Investment Income	.296[1]	.346[1]	.364[1]	.320[1]	.275
Net Realized and Unrealized Gain (Loss) on Investments	(.199)	.770	(1.323)	2.118	.424
Total from Investment Operations	.097	1.116	(.959)	2.438	.699
Distributions
Dividends from Net Investment Income	(.307)	(.356)	(.351)	(.318)	(.269)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.307)	(.356)	(.351)	(.318)	(.269)
Net Asset Value, End of Period	$12.70	$12.91	$12.15	$13.46	$11.34

Total Return	0.72%	9.51%	-7.37%	21.91%	6.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$400	$508	$443	$408	$291
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.81%	2.66%	2.62%	2.57%
Portfolio Turnover Rate[2]	4%	4%	4%	3%	4%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2020, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with

45

Pacific Stock Index Fund

the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

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Pacific Stock Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

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Pacific Stock Index Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $270,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $125,000 (an annual rate of less than 0.01% of average net assets).

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Pacific Stock Index Fund

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1	6,268,647	2,249	6,270,897
Temporary Cash Investments	43,251	2,000	—	45,251
Total	43,252	6,270,647	2,249	6,316,148
Derivative Financial Instruments
Liabilities
Forward Currency Contracts	—	212	—	212

E.  At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Depreciation—Forward Currency Contracts	—	212	212

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Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	5,369	—	5,369
Forward Currency Contracts	—	551	551
Realized Net Gain (Loss) on Derivatives	5,369	551	5,920

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,094)	—	(3,094)
Forward Currency Contracts	—	(324)	(324)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,094)	(324)	(3,418)

F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	36,784
Total Distributable Earnings (Loss)	(36,784)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	62,551
Undistributed Long-term Gains	—
Capital Loss Carryforwards	(180,102)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(608,660)

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Pacific Stock Index Fund

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income *	157,975	195,258
Long-Term Capital Gains	—	—
Total	157,975	195,258

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,923,869
Gross Unrealized Appreciation	1,479,505
Gross Unrealized Depreciation	(2,088,539)
Net Unrealized Appreciation (Depreciation)	(609,034)

G.  During the year ended October 31, 2020, the fund purchased $457,189,000 of investment securities and sold $691,306,000 of investment securities, other than temporary cash investments. Purchases and sales include $235,377,000 and $298,545,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Pacific Stock Index Fund

H.	Capital share transactions for each class of shares were:

			Year Ended October 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,916	152	43,420	3,438
Issued in Lieu of Cash Distributions	244	19	4,307	372
Redeemed[1]	(3,318)	(265)	(267,085)	(21,347)
Net Increase (Decrease)—Investor Shares	(1,158)	(94)	(219,358)	(17,537)
ETF Shares
Issued	352,731	5,463	98,576	1,493
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(338,447)	(5,700)	(539,549)	(8,300)
Net Increase (Decrease)—ETF Shares	14,284	(237)	(440,973)	(6,807)
Admiral Shares
Issued[1]	269,792	3,400	429,129	5,326
Issued in Lieu of Cash Distributions	46,110	544	52,040	680
Redeemed	(461,461)	(6,021)	(334,976)	(4,198)
Net Increase (Decrease)—Admiral Shares	(145,559)	(2,077)	146,193	1,808
Institutional Shares
Issued	43,105	3,713	90,651	7,402
Issued in Lieu of Cash Distributions	7,616	588	9,282	792
Redeemed	(146,923)	(12,139)	(65,910)	(5,326)
Net Increase (Decrease)—Institutional Shares	(96,202)	(7,838)	34,023	2,868

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 151 and 23 shares, respectively, in the amount of $2,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 15,992,000 and 2,464,000 shares, respectively, in the amount of $199,625,000 from the conversion during the year ended October 31, 2019.

I.  Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments-investments summary, of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2020 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $346,630,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $463,932,000 and foreign taxes paid of $31,221,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

Special 2020 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $117,630,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $165,720,000 and foreign taxes paid of $12,332,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q720 122020

Annual Report | October 31, 2020

Vanguard Total World Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•   For the 12 months ended October 31, 2020, Vanguard Total World Stock Index Fund returned 4.87% for ETF Shares and Institutional Shares and 4.83% for Admiral Shares. Its benchmark, the FTSE Global All Cap Index, returned 4.69%.

•   The U.S. dollar’s value declined against most other major currencies, boosting international equities.

•   The period was marked by the global spread of COVID-19 and efforts to contain it, including lockdowns, the shutting of nonessential businesses, and travel restrictions. However, responses from policymakers, the start of trials for vaccines and treatments, and the easing of some pandemic-related restrictions eventually lifted investor sentiment. The U.S. stock market rebounded more strongly than emerging markets and especially non-U.S. developed markets.

•   The fund benefited from double-digit returns for U.S. stocks, which make up more than half the portfolio’s assets. Stocks in Europe, the Pacific region, and the Middle East detracted.

•   By sector, technology, consumer discretionary, and health care contributed most to returns. Financials and energy were the biggest detractors.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended October 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2020	10/31/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,145.67	$0.43
Admiral™ Shares	1,000.00	1,145.41	0.54
Institutional Shares	1,000.00	1,145.66	0.43
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.73	$0.41
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.73	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total World Stock Index Fund ETF Shares Net Asset Value	4.87%	8.33%	8.09%	$21,776
Total World Stock Index Fund ETF Shares Market Price	4.90	8.35	8.07	21,720
Spliced Total World Stock Index	4.69	8.31	8.16	21,903

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(2/7/2019)	Investment
Total World Stock Index Fund Admiral Shares	4.83%	9.00%	$11,607
Spliced Total World Stock Index	4.69	8.91	11,591

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

4

Total World Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total World Stock Index Fund Institutional Shares	4.87%	8.33%	8.10%	$10,896,870
Spliced Total World Stock Index	4.69	8.31	8.16	10,951,396

Cumulative Returns of ETF Shares: October 31, 2010, Through October 31, 2020

	One	Five	Ten
	Year	Years	Years
Total World Stock Index FundETF Shares Market Price	4.90%	49.31%	117.20%
Total World Stock Index FundETF Shares Net Asset Value	4.87	49.19	117.76
Spliced Total World Stock Index	4.69	49.03	119.03

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

5

Total World Stock Index Fund

Fund Allocation

As of October 31, 2020

Basic Materials	4.2%
Consumer Discretionary	16.0
Consumer Staples	6.6
Energy	3.0
Financials	12.7
Health Care	12.0
Industrials	13.5
Other	0.0
Real Estate	3.5
Technology	21.4
Telecommunications	3.7
Utilities	3.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

6

Total World Stock Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of October 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	§,1Australia †		399,208	2.0%

	[1]Austria †		13,236	0.1%

	Belgium †		56,041	0.3%

	[1]Brazil †		112,577	0.6%

	[1]Canada †		516,239	2.6%

	Chile †		13,437	0.1%

	China
*	Alibaba Group Holding Ltd. ADR	619,486	188,751	0.9%
	Tencent Holdings Ltd.	2,022,367	154,520	0.8%
§,1	China—Other †		709,457	3.6%
			1,052,728	5.3%

	Colombia †		5,681	0.0%

	[1]Czech Republic †		2,383	0.0%

	§,1Denmark †		128,776	0.6%

	Egypt †		3,267	0.0%

	Finland †		72,612	0.4%

	§,1France †		491,434	2.4%

7

Total World Stock Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
[1]Germany †	458,294	2.3%

§Greece †	4,960	0.0%

§,1Hong Kong †	184,351	0.9%

Hungary †	4,441	0.0%

§,1India †	235,838	1.2%

§Indonesia †	34,146	0.2%

§Ireland †	17,515	0.1%

Israel †	29,229	0.1%

[1]Italy †	120,782	0.6%

Japan
Toyota Motor Corp.	867,904	56,975	0.3%
Japan—Other †	1,416,333	7.1%
1,473,308	7.4%

Kuwait †	16,005	0.1%

Luxembourg †	275	0.0%

[1]Malaysia †	50,973	0.2%

§Malta †	—	0.0%

[1]Mexico †	44,679	0.2%

Netherlands
ASML Holding NV	140,617	50,876	0.2%
1	Netherlands—Other †	171,050	0.9%
221,926	1.1%

New Zealand †	24,753	0.1%

[1]Norway †	40,696	0.2%

Pakistan †	2,398	0.0%

Peru †	736	0.0%

[1]Philippines †	22,415	0.1%

[1]Poland †	14,938	0.1%

Portugal †	10,487	0.1%

Qatar †	20,401	0.1%

8

Total World Stock Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Romania †	723	0.0%

[1]Russia †	53,442	0.3%

[1]Saudi Arabia †	70,752	0.3%

§Singapore †	63,217	0.3%

[1]South Africa †	89,438	0.4%

§,1South Korea †	316,865	1.6%

§,1Spain †	116,067	0.6%

[1]Sweden †	197,080	1.0%

Switzerland
Nestle SA	983,458	110,617	0.5%
Roche Holding AG	245,162	78,778	0.4%
Novartis AG	757,668	59,039	0.3%
1	Switzerland—Other †	254,331	1.3%
502,765	2.5%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	5,378,165	81,370	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	627,927	52,664	0.2%
§	Taiwan—Other †	233,449	1.2%
367,483	1.8%

§Thailand †	56,533	0.3%

§,1Turkey †	11,128	0.1%

§United Arab Emirates †	16,390	0.1%

§,1United Kingdom †	745,979	3.7%

United States

§Basic Materials †	236,211	1.2%

Consumer Discretionary
*	Amazon.com Inc.	149,822	454,882	2.3%
*	Tesla Inc.	261,150	101,337	0.5%
Home Depot Inc.	379,010	101,086	0.5%
Walt Disney Co.	637,778	77,331	0.4%
*	Netflix Inc.	150,105	71,411	0.4%
Walmart Inc.	492,039	68,270	0.3%
McDonald’s Corp.	262,087	55,824	0.3%
Costco Wholesale Corp.	155,562	55,632	0.3%
NIKE Inc. Class B	427,676	51,355	0.2%
Consumer Discretionary—Other †	818,428	4.1%
1,855,556	9.3%

9

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Consumer Staples
Procter & Gamble Co.	860,371	117,957	0.6%
Coca-Cola Co.	1,362,550	65,484	0.3%
PepsiCo Inc.	489,264	65,214	0.3%
Consumer Staples—Other †		373,457	1.9%
		622,112	3.1%

Energy †		227,579	1.1%

Financials
JPMorgan Chase & Co.	1,068,912	104,796	0.6%
* Berkshire Hathaway Inc. Class B	512,991	103,573	0.5%
Bank of America Corp.	2,729,575	64,691	0.3%
Financials—Other †		841,932	4.2%
		1,114,992	5.6%
Health Care
Johnson & Johnson	931,158	127,671	0.6%
UnitedHealth Group Inc.	333,273	101,695	0.5%
Pfizer Inc.	1,963,210	69,655	0.4%
Merck & Co. Inc.	892,659	67,137	0.3%
Thermo Fisher Scientific Inc.	139,014	65,770	0.3%
Abbott Laboratories	609,917	64,108	0.3%
AbbVie Inc.	622,037	52,935	0.3%
Danaher Corp.	219,988	50,496	0.3%
Health Care—Other †		936,641	4.7%
		1,536,108	7.7%
Industrials
Visa Inc. Class A	595,701	108,245	0.5%
Mastercard Inc. Class A	311,325	89,861	0.5%
* PayPal Holdings Inc.	414,581	77,166	0.4%
Industrials—Other †		1,243,616	6.2%
		1,518,888	7.6%

§,2Other †		8	0.0%

Real Estate †		391,514	1.9%

Technology
Apple Inc.	5,702,642	620,790	3.1%
Microsoft Corp.	2,645,345	535,603	2.7%
* Facebook Inc. Class A	848,423	223,229	1.1%
* Alphabet Inc. Class A	106,587	172,256	0.9%
* Alphabet Inc. Class C	104,010	168,601	0.8%
NVIDIA Corp.	208,424	104,495	0.5%
* Adobe Inc.	169,569	75,814	0.4%
* salesforce.com Inc.	305,785	71,025	0.4%
Intel Corp.	1,497,463	66,308	0.3%
QUALCOMM Inc.	396,889	48,960	0.2%
Technology—Other †		1,022,545	5.1%
		3,109,626	15.5%

10

Total World Stock Index Fund

	Market	Percentage
	Value•	of Net
Shares	($000)	Assets
Telecommunications
Verizon Communications Inc.	1,460,053	83,208	0.4%
AT&T Inc.	2,512,948	67,900	0.4%
Comcast Corp. Class A	1,599,129	67,547	0.3%
Cisco Systems Inc.	1,498,872	53,810	0.3%
Telecommunications—Other †	124,942	0.6%
397,407	2.0%
Utilities
NextEra Energy Inc.	689,920	50,509	0.3%
Utilities—Other †	326,548	1.6%
377,057	1.9%
11,387,058	56.9%
Total Common Stocks (Cost $16,542,921)	19,896,085	99.4%

Coupon
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	0.112%	1,819,135	181,913	0.9%

5U.S. Government and Agency Obligations †	7,500	0.0%
Total Temporary Cash Investments (Cost $189,401)	189,413	0.9%
[6]Total Investments (Cost $16,732,322)	20,085,498	100.3%
Other Assets and Liabilities—Net	(66,814)	(0.3%)
Net Assets	20,018,684	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
§	Certain of the fund’s securities are valued using significant unobservable inputs. * Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $283,100,000, representing 1.4% of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $120,496,000 was received for securities on loan, of which $120,342,000 is held in Vanguard Market Liquidity Fund and $154,000 is held in cash.
5	Securities with a value of $7,500,000 have been segregated as initial margin for open futures contracts.
6	The total value of securities on loan is $111,926,000. ADR—American Depositary Receipt.

11

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	396	64,641	(1,808)
MSCI Emerging Markets Index	December 2020	294	16,197	(120)
Dow Jones EURO STOXX 50 Index	December 2020	305	10,511	(1,152)
Topix Index	December 2020	60	9,015	(254)
E-mini Russell 2000 Index	December 2020	91	6,992	63
FTSE 100 Index	December 2020	62	4,469	(350)
S&P TSX 60 Index	December 2029	30	4,168	(200)
S&P ASX 200 Index	December 2020	28	2,898	(14)
				(3,835)

12

Total World Stock Index Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	1/14/21	EUR	5,735	USD	6,822	—	(130)
Citibank, N.A.	1/14/21	EUR	3,803	USD	4,519	—	(81)
Citibank, N.A.	1/14/21	JPY	374,900	USD	3,564	21	—
Goldman Sachs International	1/14/21	CAD	4,430	USD	3,305	21	—
Morgan Stanley Capital Services LLC	1/14/21	JPY	248,759	USD	2,376	3	—
Royal Bank of Canada	1/14/21	CAD	2,912	USD	2,207	—	(20)
Citibank, N.A.	1/14/21	GBP	1,441	USD	1,859	9	—
Citibank, N.A.	1/14/21	AUD	1,618	USD	1,182	—	(44)
UBS AG	1/14/21	AUD	1,534	USD	1,121	—	(42)
Royal Bank of Canada	1/14/21	EUR	826	USD	976	—	(12)
Royal Bank of Canada	1/14/21	JPY	81,750	USD	774	8	—
Goldman Sachs International	1/14/21	EUR	650	USD	770	—	(11)
Goldman Sachs International	1/14/21	JPY	64,720	USD	620	—	(1)
Royal Bank of Canada	1/14/21	HKD	4,800	USD	619	—	—
Royal Bank of Canada	1/14/21	GBP	293	USD	381	—	(1)
Goldman Sachs International	1/14/21	GBP	231	USD	301	—	(2)
Goldman Sachs International	1/14/21	CAD	382	USD	290	—	(3)
Goldman Sachs International	1/14/21	AUD	302	USD	216	—	(3)
Royal Bank of Canada	1/14/21	AUD	296	USD	213	—	(5)
BNP Paribas	1/14/21	USD	12,075	JPY	1,273,189	—	(100)
JPMorgan Chase Bank, N.A.	1/14/21	USD	10,231	CHF	9,459	—	(111)
HSBC Bank USA, N.A.	1/14/21	USD	2,257	KRW	2,645,559	—	(74)
Bank of America, N.A.	1/14/21	USD	1,852	HKD	14,363	—	(1)
BNP Paribas	1/14/21	USD	1,035	EUR	886	1	—
BNP Paribas	1/14/21	USD	688	CAD	920	—	(4)
Citibank, N.A.	1/14/21	USD	663	DKK	4,237	—	(1)
BNP Paribas	1/14/21	USD	454	GBP	353	—	(4)
Bank of Montreal	1/14/21	USD	276	GBP	214	—	(2)
						63	(652)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

JPY—Japanese yen.

KRW—Korean won.

USD—U.S. dollar.

13

Total World Stock Index Fund

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Northview Apartment REIT	9/2/21	BOANA	401	(1.098)	3	—

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America, N.A.

At October 31, 2020, a counterparty had deposited in a segregated account cash of $20,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total World Stock Index Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,550,420)	19,903,585
Affiliated Issuers (Cost $181,902)	181,913
Total Investments in Securities	20,085,498
Investment in Vanguard	851
Cash	1,569
Cash Collateral Pledged—Futures Contracts	2,131
Cash Collateral Pledged— Forward Currency Contracts and Over-the-Counter Swap Contracts	7
Foreign Currency, at Value (Cost $17,025)	17,024
Receivables for Investment Securities Sold	221
Receivables for Accrued Income	37,779
Receivables for Capital Shares Issued	4,847
Unrealized Appreciation—Forward Currency Contracts	63
Unrealized Appreciation—Over-the-Counter Swap Contracts	3
Total Assets	20,149,993
Liabilities
Payables for Investment Securities Purchased	746
Collateral for Securities on Loan	120,496
Payables for Capital Shares Redeemed	7,509
Payables to Vanguard	852
Variation Margin Payable—Futures Contracts	1,046
Unrealized Depreciation—Forward Currency Contracts	652
Deferred Foreign Capital Gain Taxes	8
Total Liabilities	131,309
Net Assets	20,018,684

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total World Stock Index Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	17,190,719
Total Distributable Earnings (Loss)	2,827,965
Net Assets	20,018,684

ETF Shares—Net Assets
Applicable to 178,385,793 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,069,963
Net Asset Value Per Share—ETF Shares	$78.87

Admiral Shares—Net Assets
Applicable to 101,712,638 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,842,212
Net Asset Value Per Share—Admiral Shares	$27.94

Institutional Shares—Net Assets
Applicable to 19,286,009 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,106,509
Net Asset Value Per Share—Institutional Shares	$161.08

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Dividends[1]	393,006
Interest[2]	688
Securities Lending—Net	4,477
Total Income	398,171
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,140
Management and Administrative—ETF Shares	7,455
Management and Administrative—Admiral Shares	1,955
Management and Administrative—Institutional Shares	1,829
Marketing and Distribution—ETF Shares	655
Marketing and Distribution—Admiral Shares	143
Marketing and Distribution—Institutional Shares	109
Custodian Fees	890
Auditing Fees	40
Shareholders’ Reports—ETF Shares	328
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Institutional Shares	14
Trustees’ Fees and Expenses	11
Total Expenses	15,583
Net Investment Income	382,588
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	40,905
Futures Contracts	14,076
Swap Contracts	44
Forward Currency Contracts	647
Foreign Currencies	(25)
Realized Net Gain (Loss)	55,647

17

Total World Stock Index Fund

Statement of Operations (continued)

Year Ended
October 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	632,183
Futures Contracts	(5,073)
Swap Contracts	3
Forward Currency Contracts	(675)
Foreign Currencies	716
Change in Unrealized Appreciation (Depreciation)	627,154
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,389

1	Dividends are net of foreign withholding taxes of $21,529,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $639,000, ($146,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $280,510,000 of net gain (loss) resulting from in-kind redemptions.

4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($8,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	382,588	422,452
Realized Net Gain (Loss)	55,647	825,867
Change in Unrealized Appreciation (Depreciation)	627,154	837,005
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,389	2,085,324
Distributions[1]
Investor Shares	—	(23,866)
ETF Shares	(275,179)	(296,938)
Admiral Shares	(51,356)	(21,786)
Institutional Shares	(64,101)	(67,253)
Total Distributions	(390,636)	(409,843)
Capital Share Transactions
Investor Shares	(3,594)	(1,806,070)
ETF Shares	1,493,356	(464,794)
Admiral Shares	530,126	2,117,243
Institutional Shares	94,517	83,950
Net Increase (Decrease) from Capital Share Transactions	2,114,405	(69,671)
Total Increase (Decrease)	2,789,158	1,605,810
Net Assets
Beginning of Period	17,229,526	15,623,716
End of Period	20,018,684	17,229,526

1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Investor Shares

	Nov. 1,
	2019, to
	Nov. 7,	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2019[1]	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.31	$28.51	$29.40	$24.30	$24.18
Investment Operations
Net Investment Income	.012[2]	.686[2]	.679[2]	.593[2]	.565
Net Realized and Unrealized Gain (Loss) on Investments	.558	2.804	(.916)	5.105	.089
Total from Investment Operations	.570	3.490	(.237)	5.698	.654
Distributions
Dividends from Net Investment Income	—	(.690)	(.653)	(.598)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	—	(.690)	(.653)	(.598)	(.534)
Net Asset Value, End of Period	$31.88[1]	$31.31	$28.51	$29.40	$24.30

Total Return[3]	1.82%	12.48%	-0.91%	23.71%	2.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$4	$1,682	$1,522	$1,078
Ratio of Total Expenses to Average Net Assets	0.17%[4]	0.17%	0.17%	0.19%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.00%[4]	2.36%	2.24%	2.19%	2.40%
Portfolio Turnover Rate[5]	6%[6]	7%	9%	10%	15%

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$76.83	$69.96	$72.13	$59.62	$59.34
Investment Operations
Net Investment Income	1.556[1]	1.801[1]	1.732[1]	1.512[1]	1.443
Net Realized and Unrealized Gain (Loss) on Investments	2.078	6.825	(2.241)	12.528	.204
Total from Investment Operations	3.634	8.626	(.509)	14.040	1.647
Distributions
Dividends from Net Investment Income	(1.594)	(1.756)	(1.661)	(1.530)	(1.367)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.594)	(1.756)	(1.661)	(1.530)	(1.367)
Net Asset Value, End of Period	$78.87	$76.83	$69.96	$72.13	$59.62

Total Return	4.87%	12.60%	-0.82%	23.82%	2.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,070	$12,122	$11,372	$9,755	$6,112
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.48%	2.32%	2.28%	2.50%
Portfolio Turnover Rate[2]	6%	7%	9%	10%	15%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Admiral Shares

	Year	Feb. 7,
	Ended	2019[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	.732	2.173
Total from Investment Operations	1.279	2.661
Distributions
Dividends from Net Investment Income	(.559)	(.441)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.559)	(.441)
Net Asset Value, End of Period	$27.94	$27.22

Total Return[3]	4.83%	10.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.02%	2.53%[4]
Portfolio Turnover Rate[5]	6%	7%[6]

1	Inception.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$156.89	$142.87	$147.32	$121.75	$121.18
Investment Operations
Net Investment Income	3.176[1]	3.702[1]	3.531[1]	3.112[1]	2.956
Net Realized and Unrealized Gain (Loss) on Investments	4.265	13.907	(4.578)	25.594	.414
Total from Investment Operations	7.441	17.609	(1.047)	28.706	3.370
Distributions
Dividends from Net Investment Income	(3.251)	(3.589)	(3.403)	(3.136)	(2.800)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.251)	(3.589)	(3.403)	(3.136)	(2.800)
Net Asset Value, End of Period	$161.08	$156.89	$142.87	$147.32	$121.75

Total Return	4.87%	12.57%	-0.82%	23.86%	2.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,107	$2,924	$2,570	$2,529	$1,617
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.49%	2.33%	2.29%	2.51%
Portfolio Turnover Rate[2]	6%	7%	9%	10%	15%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

24

Total World Stock Index Fund

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

25

Total World Stock Index Fund

5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

During the year ended October 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

26

Total World Stock Index Fund

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

27

Total World Stock Index Fund

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $851,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

28

Total World Stock Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—International	1,088,852	7,416,922	3,253	8,509,027
Common Stocks—United States	11,386,866	184	8	11,387,058
Temporary Cash Investments	181,913	7,500	—	189,413
Total	12,657,631	7,424,606	3,261	20,085,498
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	63	—	63
Swap Contracts	—	3	—	3
Total	—	66	—	66
Liabilities
Futures Contracts[1]	1,046	—	—	1,046
Forward Currency Contracts	—	652	—	652
Total	1,046	652	—	1,698

1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Over-the-Counter Swap Contracts	3	—	3
Unrealized Appreciation—Forward Currency Contracts	—	63	63
Total Assets	3	63	66

Variation Margin Payable—Futures Contracts	1,046	—	1,046
Unrealized Depreciation—Forward Currency Contracts	—	652	652
Total Liabilities	1,046	652	1,698

29

Total World Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	14,076	—	14,076
Swap Contracts	44	—	44
Forward Currency Contracts	—	647	647
Realized Net Gain (Loss) on Derivatives	14,120	647	14,767

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,073)	—	(5,073)
Swap Contracts	3	—	3
Forward Currency Contracts	—	(675)	(675)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,070)	(675)	(5,745)

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	280,027
Total Distributable Earnings (Loss)	(280,027)

30

Total World Stock Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	78,519
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(572,541)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,321,987

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	390,636	409,843
Long-Term Capital Gains	—	—
Total	390,636	409,843

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,763,797
Gross Unrealized Appreciation	5,957,782
Gross Unrealized Depreciation	(2,636,551)
Net Unrealized Appreciation (Depreciation)	3,321,231

F. During the year ended October 31, 2020, the fund purchased $3,853,410,000 of investment securities and sold $1,797,625,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,850,736,000 and $672,760,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

Total World Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	70	2	630,879	21,710
Issued in Lieu of Cash Distributions	—	—	21,983	796
Redeemed[1]	(3,664)	(115)	(2,458,932)	(81,377)
Net Increase (Decrease)—Investor Shares	(3,594)	(113)	(1,806,070)	(58,871)
ETF Shares
Issued	2,214,590	30,406	2,079,424	30,218
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(721,234)	(9,800)	(2,544,218)	(35,000)
Net Increase (Decrease)—ETF Shares	1,493,356	20,606	(464,794)	(4,782)
Admiral Shares[2]
Issued[1]	1,409,764	55,845	2,297,847	86,966
Issued in Lieu of Cash Distributions	45,953	1,739	19,351	734
Redeemed	(925,591)	(35,995)	(199,955)	(7,577)
Net Increase (Decrease)—Admiral Shares	530,126	21,589	2,117,243	80,123
Institutional Shares
Issued	964,601	6,259	735,413	4,994
Issued in Lieu of Cash Distributions	61,520	403	64,388	446
Redeemed	(931,604)	(6,011)	(715,851)	(4,793)
Net Increase (Decrease)—Institutional Shares	94,517	651	83,950	647

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 73,932 and 85,057 shares, respectively, in the amount of $2,357,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 58,384,000 and 67,167,000 shares, respectively, in the amount of $1,755,147,000 from the conversion during the year ended October 31, 2019.
2	Inception was February 7, 2019, for Admiral Shares.

H. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments-investments summary, of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

33

Special 2020 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $341,286,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 44.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund distributed 10,339,000 of qualified business income to shareholders during the fiscal year.

34

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufac-turing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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© 2020 The Vanguard Group, Inc. All rights reserved.
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7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q6280 122020

Annual Report | October 31, 2020

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

FTSE All-World ex-US Index Fund	4

FTSE All-World ex-US Small-Cap Index Fund	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•   For the 12 months ended October 31, 2020, returns for Vanguard FTSE All-World ex-US Index Fund ranged from –1.89% for Admiral Shares to –1.83% for Institutional Plus and ETF Shares. (ETF returns are based on net asset value.) For Vanguard FTSE All-World ex-US Small-Cap Index Fund, returns ranged from –0.84% for Admiral Shares to –0.81% for Institutional and ETF Shares. The Small-Cap Index Fund’s return was higher than the –1.30% return of its benchmark in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.1

•   The period was marked by the global spread of COVID-19 and efforts to contain it, including lockdowns, the shuttering of nonessential businesses, and travel restrictions. However, responses from policymakers, the start of trials for vaccines and treatments, and the easing of some pandemic-related restrictions eventually lifted investor sentiment. The U.S. stock market rebounded more strongly than emerging markets—and much more strongly than developed markets outside the U.S.

•   Emerging markets contributed most to returns for the Index Fund, while Pacific-region stocks contributed most to returns for the Small-Cap Index Fund.

•   Technology, consumer discretionary, and health care were among the top-contributing sectors for the Index Fund. For the Small-Cap Index Fund, basic materials, health care, and technology were among the leaders.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

1 See Note 1 in the Notes to Financial Statements.

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended October 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2020	10/31/2020	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,135.98	$0.43
Admiral™ Shares	1,000.00	1,135.96	0.59
Institutional Shares	1,000.00	1,135.88	0.43
Institutional Plus Shares	1,000.00	1,136.16	0.32
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,169.57	$0.60
Admiral Shares	1,000.00	1,169.24	0.87
Institutional Shares	1,000.00	1,169.51	0.60
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.73	$0.41
Admiral Shares	1,000.00	1,024.58	0.56
Institutional Shares	1,000.00	1,024.73	0.41
Institutional Plus Shares	1,000.00	1,024.84	0.31
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.58	$0.56
Admiral Shares	1,000.00	1,024.33	0.81
Institutional Shares	1,000.00	1,024.58	0.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.08% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.11% for ETF Shares, 0.16% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	-1.83%	4.64%	3.69%	$14,363
FTSE All-World ex-US Index Fund
ETF Shares Market Price	-1.75	4.63	3.67	14,340
FTSE All-World ex US Index	-2.17	4.52	3.75	14,457
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral Shares	-1.89%	4.61%	5.59%	$16,392
FTSE All-World ex US Index	-2.17	4.52	5.59	16,401
FTSE Global All Cap ex US Index	-2.10	4.47	5.59	16,394

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

4

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund Institutional Shares	-1.87%	4.64%	3.70%	$7,191,143
FTSE All-World ex US Index	-2.17	4.52	3.75	7,228,520
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	7,226,072

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional Plus Shares	-1.83%	4.66%	3.61%	$141,941,068
FTSE All-World ex US Index	-2.17	4.52	3.67	142,731,926
FTSE Global All Cap ex US Index	-2.10	4.47	3.64	142,400,033

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: October 31, 2010, Through October 31, 2020

	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Index Fund ETF Shares Market Price	-1.75%	25.40%	43.38%
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	-1.83	25.45	43.63
FTSE All-World ex US Index	-2.17	24.74	44.57

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

5

FTSE All-World ex-US Index Fund

Fund Allocation

As of October 31, 2020

Basic Materials	6.7%
Consumer Discretionary	15.5
Consumer Staples	8.4
Energy	4.3
Financials	17.5
Health Care	10.0
Industrials	13.2
Real Estate	2.8
Technology	14.0
Telecommunications	4.2
Utilities	3.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

6

FTSE All-World ex-US Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of October 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	CSL Ltd.	805,734	163,128	0.4%
	Commonwealth Bank of Australia	3,159,548	153,402	0.4%
	BHP Group Ltd.	5,253,398	125,933	0.3%
	Australia—Other †		1,376,949	3.5%
			1,819,412	4.6%

Austria †			39,631	0.1%

Belgium †			227,355	0.6%

Brazil
	CPFL Energia SA	369,600	1,795	0.0%
1	Brazil—Other †		540,168	1.4%
			541,963	1.4%
Canada
	Royal Bank of Canada	2,530,167	176,920	0.5%
*	Shopify Inc. Class A (XTSE)	187,944	173,263	0.4%
	Toronto-Dominion Bank	3,210,567	141,648	0.4%
	Canadian National Railway Co.	1,265,089	125,673	0.3%
	Enbridge Inc. (XTSE)	3,565,305	98,238	0.3%
1	Canada—Other †		1,429,831	3.6%
			2,145,573	5.5%

Chile †			61,481	0.1%

China
*	Alibaba Group Holding Ltd. ADR	3,121,237	951,010	2.4%
	Tencent Holdings Ltd.	10,181,801	777,947	2.0%
*	Meituan Dianping Class B	6,379,513	237,823	0.6%

7

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	JD.com Inc. ADR	1,522,117	124,083	0.3%
	China Construction Bank Corp. Class H	160,949,544	110,912	0.3%
	Ping An Insurance Group Co. of China Ltd.	9,180,189	94,920	0.3%
	Industrial & Commercial Bank of China Ltd. Class H	142,722,640	81,047	0.2%
	China Mobile Ltd.	9,450,067	57,802	0.2%
	Bank of China Ltd. Class H	139,967,788	44,210	0.1%
	China Life Insurance Co. Ltd. Class H	13,691,341	29,873	0.1%
	CNOOC Ltd.	28,661,400	26,224	0.1%
	China Resources Land Ltd.	4,910,214	20,081	0.1%
*	Alibaba Health Information Technology Ltd.	7,419,236	19,456	0.1%
	Agricultural Bank of China Ltd. Class H	56,980,233	19,386	0.1%
	China Petroleum & Chemical Corp. Class H	46,891,284	18,310	0.1%
	China Resources Beer Holdings Co. Ltd.	2,807,860	17,422	0.1%
	China Overseas Land & Investment Ltd.	6,887,820	17,301	0.1%
	China Shenhua Energy Co. Ltd. Class H	6,566,888	11,378	0.1%
	PetroChina Co. Ltd. Class H	37,277,234	10,469	0.1%
1	Postal Savings Bank of China Co. Ltd. Class H	16,975,000	8,331	0.0%
	PICC Property & Casualty Co. Ltd. Class H	12,160,594	8,254	0.0%
	China Telecom Corp. Ltd. Class H	24,909,541	7,819	0.0%
	Agricultural Bank of China Ltd. Class A	15,598,400	7,339	0.0%
	China Tourism Group Duty Free Corp. Ltd. Class A	244,753	7,296	0.0%
	China Resources Gas Group Ltd.	1,608,547	6,989	0.0%
	China CITIC Bank Corp. Ltd. Class H	16,708,362	6,800	0.0%
	CITIC Ltd.	8,789,275	6,284	0.0%
	Industrial & Commercial Bank of China Ltd. Class A	7,628,100	5,606	0.0%
	Sinopharm Group Co. Ltd. Class H	2,252,603	5,175	0.0%
	China Yangtze Power Co. Ltd. Class A	1,815,479	5,150	0.0%
	China Resources Cement Holdings Ltd.	3,913,334	5,124	0.0%
	China Construction Bank Corp. Class A	5,289,000	4,970	0.0%
	China Communications Construction Co. Ltd. Class H	8,763,026	4,589	0.0%
1	CGN Power Co. Ltd. Class H	21,230,267	4,553	0.0%
1	People’s Insurance Co. Group of China Ltd. Class H	14,718,161	4,380	0.0%
	China Longyuan Power Group Corp. Ltd. Class H	6,120,785	4,195	0.0%
	China State Construction Engineering Corp. Ltd. Class A	5,207,829	3,981	0.0%
1	China Galaxy Securities Co. Ltd. Class H	7,042,277	3,865	0.0%
	China Taiping Insurance Holdings Co. Ltd.	2,535,164	3,828	0.0%
	Dongfeng Motor Group Co. Ltd. Class H	5,082,627	3,580	0.0%
	China Life Insurance Co. Ltd. Class A	514,300	3,549	0.0%
	China Resources Power Holdings Co. Ltd.	3,376,409	3,514	0.0%
	Kunlun Energy Co. Ltd.	5,395,523	3,493	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	848,545	3,314	0.0%
	Bank of China Ltd. Class A	6,770,623	3,216	0.0%
*,^,1 China Literature Ltd.		385,400	3,166	0.0%
*	Alibaba Pictures Group Ltd.	23,938,648	3,126	0.0%
	CRRC Corp. Ltd. Class H	8,028,053	3,114	0.0%
	China Cinda Asset Management Co. Ltd. Class H	16,085,693	3,018	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	888,909	2,737	0.0%
	China Railway Construction Corp. Ltd. Class H	3,894,245	2,638	0.0%
	China Merchants Port Holdings Co. Ltd.	2,342,031	2,490	0.0%
	Air China Ltd. Class H	3,500,115	2,264	0.0%
	China State Construction International Holdings Ltd.	3,232,567	2,242	0.0%
	AviChina Industry & Technology Co. Ltd. Class H	4,340,954	2,239	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	2,913,631	2,198	0.0%
	China Oilfield Services Ltd. Class H	3,628,300	2,191	0.0%
	CRRC Corp. Ltd. Class A	2,691,400	2,169	0.0%

8

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
1	China Huarong Asset Management Co. Ltd. Class H	19,572,874	2,051	0.0%
	Beijing Capital International Airport Co. Ltd. Class H	3,250,557	1,986	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	933,396	1,965	0.0%
	China Petroleum & Chemical Corp. Class A	3,336,000	1,945	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A	2,389,600	1,908	0.0%
*	Alibaba Group Holding Ltd.	49,400	1,872	0.0%
*,^	China Southern Airlines Co. Ltd. Class H	3,523,017	1,845	0.0%
	Daqin Railway Co. Ltd. Class A	1,894,066	1,814	0.0%
	Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	1,555	0.0%
	China Power International Development Ltd.	7,812,691	1,504	0.0%
1	China Resources Pharmaceutical Group Ltd.	2,903,000	1,451	0.0%
	China Railway Construction Corp. Ltd. Class A	1,099,600	1,371	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,310,331	1,351	0.0%
	China Shenhua Energy Co. Ltd. Class A	523,056	1,302	0.0%
	China National Nuclear Power Co. Ltd. Class A	1,886,600	1,250	0.0%
	China Coal Energy Co. Ltd. Class H	4,559,638	1,114	0.0%
	China Reinsurance Group Corp. Class H	11,590,576	1,109	0.0%
	Sinotrans Ltd. Class H	3,559,860	1,054	0.0%
1	Sinopec Engineering Group Co. Ltd. Class H	2,562,381	996	0.0%
	China CITIC Bank Corp. Ltd. Class A	1,279,635	965	0.0%
1	China Railway Signal & Communication Corp. Ltd. Class H	2,800,068	923	0.0%
	Power Construction Corp. of China Ltd. Class A	1,375,200	790	0.0%
	Angang Steel Co. Ltd. Class H	2,668,198	783	0.0%
	China Merchants Energy Shipping Co. Ltd. Class A	873,064	755	0.0%
	China Spacesat Co. Ltd. Class A	151,200	710	0.0%
	China National Accord Medicines Corp. Ltd. Class B	246,585	702	0.0%
	Dongxing Securities Co. Ltd. Class A	356,192	651	0.0%
	Zhongjin Gold Corp. Ltd. Class A	461,800	645	0.0%
	China National Medicines Corp. Ltd. Class A	100,300	643	0.0%
^,1	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	634	0.0%
*	China CSSC Holdings Ltd. Class A	236,500	630	0.0%
	Maanshan Iron & Steel Co. Ltd. Class A	1,587,000	612	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	602	0.0%
	AVICOPTER plc Class A	76,800	575	0.0%
	China Great Wall Securities Co. Ltd. Class A	309,000	573	0.0%
	Unisplendour Corp. Ltd. Class A	166,737	549	0.0%
*	FAW Jiefang Group Co. Ltd. Class A	292,500	542	0.0%
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	537	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	132,100	535	0.0%
	China National Chemical Engineering Co. Ltd. Class A	621,300	492	0.0%
*	China Southern Airlines Co. Ltd. Class A	595,804	491	0.0%
	China Satellite Communications Co. Ltd. Class A	183,900	477	0.0%
	China Foods Ltd.	1,206,843	413	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	105,100	408	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	410,873	403	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	576,900	365	0.0%
	Shennan Circuits Co. Ltd. Class A	21,938	355	0.0%
	Shanghai Electric Power Co. Ltd. Class A	323,400	346	0.0%
*	Sinopec Oilfield Service Corp. Class H	5,450,643	338	0.0%
	Air China Ltd. Class A	328,626	334	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	327	0.0%
	China Galaxy Securities Co. Ltd. Class A	184,700	325	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A	456,788	312	0.0%

9

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinotrans Ltd. Class A	502,200	307	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	211,700	307	0.0%
	China Machinery Engineering Corp. Class H	1,583,516	305	0.0%
	CNOOC Energy Technology & Services Ltd. Class A	872,200	301	0.0%
	Angang Steel Co. Ltd. Class A	719,300	284	0.0%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	282	0.0%
	China Communications Construction Co. Ltd. Class A	242,600	268	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	250	0.0%
	Bluestar Adisseo Co. Class A	133,700	250	0.0%
	Tian Di Science & Technology Co. Ltd. Class A	529,200	240	0.0%
	Cinda Real Estate Co. Ltd. Class A	377,000	235	0.0%
	China Oilfield Services Ltd. Class A	139,089	226	0.0%
	China Coal Energy Co. Ltd. Class A	378,138	222	0.0%
	Sinochem International Corp. Class A	227,100	178	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	167	0.0%
	ADAMA Ltd. Class A	134,900	163	0.0%
*	Sinopec Oilfield Service Corp. Class A	543,200	143	0.0%
	CGN Power Co. Ltd. Class A	294,300	120	0.0%
	China Merchants Port Group Co. Ltd. Class A	52,000	117	0.0%
	China West Construction Group Co. Ltd. Class A	50,600	69	0.0%
^	Maanshan Iron & Steel Co. Ltd. Class H	296,000	68	0.0%
§,1	China—Other †		2,153,250	5.5%
			5,044,377	12.9%

Colombia †			27,762	0.1%

[1]Czech Republic †			10,953	0.0%

Denmark
	Novo Nordisk A/S Class B	2,871,393	183,096	0.5%
1	Denmark—Other †		409,098	1.0%
			592,194	1.5%

Egypt †			13,942	0.0%

Finland †			335,782	0.8%

France
	LVMH Moet Hennessy Louis Vuitton SE	442,101	207,236	0.5%
	Sanofi	1,934,093	174,637	0.5%
	Total SE	4,297,145	130,190	0.3%
	Schneider Electric SE	939,654	114,175	0.3%
1	France—Other †		1,765,363	4.5%
			2,391,601	6.1%
Germany
	SAP SE	1,993,984	212,729	0.5%
	Siemens AG	1,362,830	159,883	0.4%
	Allianz SE	733,318	129,178	0.3%
*	adidas AG	341,189	101,370	0.3%
1	Germany—Other †		1,564,280	4.0%
			2,167,440	5.5%

10

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
§Greece †			18,554	0.0%

Hong Kong
	AIA Group Ltd.	21,536,252	204,964	0.5%
	Hong Kong Exchanges & Clearing Ltd.	2,268,771	108,717	0.3%
	BOC Hong Kong Holdings Ltd.	6,462,196	17,949	0.1%
	Sun Art Retail Group Ltd.	3,926,960	4,255	0.0%
1	BOC Aviation Ltd.	371,000	2,297	0.0%
	Nexteer Automotive Group Ltd.	1,506,000	1,258	0.0%
*,^	MMG Ltd.	4,008,000	951	0.0%
*,^	China Travel International Investment Hong Kong Ltd.	4,667,542	597	0.0%
§,1	Hong Kong—Other †		551,549	1.4%
			892,537	2.3%

Hungary †			22,418	0.1%

India
	Nestle India Ltd.	44,028	10,190	0.0%
1	India—Other †		1,071,198	2.8%
			1,081,388	2.8%

Indonesia †			153,602	0.4%

§Ireland †			63,573	0.2%

Israel †			117,350	0.3%

Italy
	Enel SPA	13,815,707	109,843	0.3%
*,1	Pirelli & C SPA	711,156	2,965	0.0%
1	Italy—Other †		416,149	1.0%
			528,957	1.3%

Japan
	Toyota Motor Corp.	4,363,891	286,476	0.7%
	Sony Corp.	2,169,790	180,888	0.5%
	SoftBank Group Corp.	2,618,036	170,523	0.4%
	Keyence Corp.	321,416	145,866	0.4%
	Nintendo Co. Ltd.	189,569	102,498	0.3%
	Chugai Pharmaceutical Co. Ltd.	1,160,292	44,787	0.1%
	Japan—Other †		5,833,251	14.9%
			6,764,289	17.3%

Kuwait †			76,728	0.2%

Luxembourg †			611	0.0%

Malaysia
	Nestle Malaysia Bhd.	109,700	3,678	0.0%
1	Malaysia—Other †		212,533	0.5%
			216,211	0.5%

§Malta †			—	0.0%

11

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
[1]Mexico †			204,830	0.5%

Netherlands
	ASML Holding NV	712,319	257,721	0.6%
^	Unilever NV	2,577,853	145,324	0.4%
1	Netherlands—Other †		669,904	1.7%
			1,072,949	2.7%

New Zealand †			90,071	0.2%

Norway †			150,457	0.4%

Pakistan †			2,995	0.0%

Philippines †			104,278	0.3%

[1]Poland †			60,964	0.1%

Portugal †			43,633	0.1%

Qatar †			102,294	0.3%

Romania †			612	0.0%

Russia †			267,167	0.7%

[1]Saudi Arabia †			332,006	0.8%

Singapore †			286,702	0.7%

South Africa
*	Naspers Ltd.	750,816	146,580	0.4%
1	South Africa—Other †		283,117	0.7%
			429,697	1.1%

South Korea
1	Samsung Electronics Co. Ltd. GDR	176,091	222,151	0.6%
	Samsung Electronics Co. Ltd.	3,912,692	196,674	0.5%
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	63,310	0.1%
§,1	South Korea—Other †		895,923	2.3%
			1,378,058	3.5%
Spain
*	Iberdrola SA	10,560,809	124,699	0.3%
1	Spain—Other †		411,596	1.1%
			536,295	1.4%

[1]Sweden †			809,451	2.1%

Switzerland
	Nestle SA	4,953,631	557,174	1.4%
	Roche Holding AG	1,237,473	397,639	1.0%
	Novartis AG	3,819,058	297,591	0.8%
	Roche Holding AG (Bearer)	47,576	15,329	0.1%
1	Switzerland—Other †		1,106,894	2.8%
			2,374,627	6.1%

12

FTSE All-World ex-US Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		4,720,629	395,919	1.0%
	Taiwan Semiconductor Manufacturing Co. Ltd.		19,108,373	289,103	0.8%
	Taiwan—Other †			868,237	2.2%
				1,553,259	4.0%

	Thailand †			227,109	0.6%

	Turkey †			40,825	0.1%

	§United Arab Emirates †			78,410	0.2%

	United Kingdom
	AstraZeneca plc		2,331,746	234,121	0.6%
*	HSBC Holdings plc		36,112,608	151,334	0.4%
	GlaxoSmithKline plc		8,734,519	145,854	0.4%
	Diageo plc		4,080,202	131,864	0.3%
	British American Tobacco plc		4,050,256	128,375	0.3%
	Unilever plc		1,933,782	110,204	0.3%
	Rio Tinto plc		1,929,837	109,155	0.3%
	Reckitt Benckiser Group plc		1,122,651	98,893	0.3%
§,1	United Kingdom—Other †			2,208,242	5.6%
				3,318,042	8.5%
	Total Common Stocks (Cost $34,980,243)			38,820,415	99.0%

		Coupon
	Temporary Cash Investments
	Money Market Fund
2,3	Vanguard Market Liquidity Fund	0.112%	5,836,921	583,692	1.5%

	4U.S. Government and Agency Obligations †			36,097	0.1%
	Total Temporary Cash Investments (Cost $619,815)			619,789	1.6%
	Total Investments (Cost $35,600,058)			39,440,204	100.6%
	Other Assets and Liabilities—Net			(244,662)	(0.6%)
	Net Assets			39,195,542	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $379,507,000.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $1,224,919,000, representing 3.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $408,978,000 was received for securities on loan.
4	Securities with a value of $36,097,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

13

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	December 2020	2,425	133,606	7
Dow Jones EURO STOXX 50 Index	December 2020	2,536	87,396	(9,948)
Topix Index	December 2020	456	68,512	(1,240)
FTSE 100 Index	December 2020	528	38,056	(3,069)
E-mini S&P 500 Index	December 2020	176	28,729	(312)
S&P ASX 200 Index	December 2020	274	28,360	(161)
				(14,723)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	1/14/21	EUR	63,837	USD	75,941	—	(1,451)
Morgan Stanley Capital Services LLC	1/14/21	JPY	4,697,360	USD	44,863	56	—
Goldman Sachs International	1/14/21	GBP	23,632	USD	30,371	262	—
Royal Bank of Canada	1/14/21	AUD	25,288	USD	18,254	—	(472)
JPMorgan Chase Bank, N.A.	1/14/21	EUR	7,067	USD	8,333	—	(87)
Goldman Sachs International	1/14/21	CAD	5,719	USD	4,266	28	—
UBS AG	1/14/21	AUD	5,568	USD	3,976	—	(61)
UBS AG	1/14/21	JPY	395,280	USD	3,732	48	—
UBS AG	1/14/21	EUR	2,911	USD	3,444	—	(47)
Standard Chartered Bank	1/14/21	GBP	750	USD	979	—	(7)
Bank of America, N.A.	1/14/21	USD	51,849	CHF	47,881	—	(499)
Goldman Sachs International	1/14/21	USD	44,486	JPY	4,697,360	—	(433)
Bank of America, N.A.	1/14/21	USD	16,880	HKD	130,931	—	(7)
Goldman Sachs International	1/14/21	USD	3,513	ZAR	60,955	—	(200)
						394	(3,264)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

JPY—Japanese yen.

USD—U.S. dollar.

ZAR—South African rand.

See accompanying Notes, which are an integral part of the Financial Statements.

14

FTSE All-World ex-US Index Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,016,337)	38,856,512
Affiliated Issuers (Cost $583,721)	583,692
Total Investments in Securities	39,440,204
Investment in Vanguard	1,680
Cash Collateral Pledged—Futures Contracts	3,700
Cash Collateral Pledged—Forward Currency Contracts	1,900
Foreign Currency, at Value (Cost $97,118)	97,003
Receivables for Accrued Income	146,251
Receivables for Capital Shares Issued	7,077
Variation Margin Receivable—Futures Contracts	232
Unrealized Appreciation—Forward Currency Contracts	394
Total Assets	39,698,441
Liabilities
Due to Custodian	2,283
Payables for Investment Securities Purchased	67,121
Collateral for Securities on Loan	408,978
Payables for Capital Shares Redeemed	15,493
Payables for Distributions	108
Payables to Vanguard	1,672
Variation Margin Payable—Futures Contracts	2,953
Unrealized Depreciation—Forward Currency Contracts	3,264
Deferred Foreign Capital Gain Taxes	1,027
Total Liabilities	502,899
Net Assets	39,195,542

15

FTSE All-World ex-US Index Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	38,114,119
Total Distributable Earnings (Loss)	1,081,423
Net Assets	39,195,542

ETF Shares—Net Assets
Applicable to 492,782,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,307,605
Net Asset Value Per Share—ETF Shares	$49.33

Admiral Shares—Net Assets
Applicable to 225,678,349 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,919,027
Net Asset Value Per Share—Admiral Shares	$30.66

Institutional Shares—Net Assets
Applicable to 47,926,589 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,658,036
Net Asset Value Per Share—Institutional Shares	$97.19

Institutional Plus Shares—Net Assets
Applicable to 32,167,811 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,310,874
Net Asset Value Per Share—Institutional Plus Shares	$102.93

See accompanying Notes, which are an integral part of the Financial Statements.

16

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Dividends[1]	968,702
Interest[2]	1,274
Securities Lending—Net	12,733
Total Income	982,709
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,584
Management and Administrative—ETF Shares	13,681
Management and Administrative—Admiral Shares	5,870
Management and Administrative—Institutional Shares	2,847
Management and Administrative—Institutional Plus Shares	1,223
Marketing and Distribution—ETF Shares	872
Marketing and Distribution—Admiral Shares	438
Marketing and Distribution—Institutional Shares	157
Marketing and Distribution—Institutional Plus Shares	33
Custodian Fees	3,694
Auditing Fees	47
Shareholders’ Reports—ETF Shares	834
Shareholders’ Reports—Admiral Shares	77
Shareholders’ Reports—Institutional Shares	24
Shareholders’ Reports—Institutional Plus Shares	14
Trustees’ Fees and Expenses	23
Total Expenses	32,418
Net Investment Income	950,291
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(526,386)
Futures Contracts	21,210
Forward Currency Contracts	3,751
Foreign Currencies	(63)
Realized Net Gain (Loss)	(501,488)

See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Statement of Operations (continued)

Year Ended
October 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(1,026,532)
Futures Contracts	(21,123)
Forward Currency Contracts	(5,512)
Foreign Currencies	4,452
Change in Unrealized Appreciation (Depreciation)	(1,048,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	(599,912)

1	Dividends are net of foreign withholding taxes of $99,464,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,097,000, ($262,000), and ($66,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $239,325,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $513,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	950,291	1,226,277
Realized Net Gain (Loss)	(501,488)	(103,722)
Change in Unrealized Appreciation (Depreciation)	(1,048,715)	2,998,505
Net Increase (Decrease) in Net Assets Resulting from Operations	(599,912)	4,121,060
Distributions[1]
Investor Shares	—	(9,798)
ETF Shares	(632,805)	(710,146)
Admiral Shares	(174,884)	(191,012)
Institutional Shares	(124,922)	(154,643)
Institutional Plus Shares	(75,483)	(81,690)
Total Distributions	(1,008,094)	(1,147,289)
Capital Share Transactions
Investor Shares	(1,784)	(574,323)
ETF Shares	824,768	1,455,312
Admiral Shares	343,960	750,883
Institutional Shares	(135,008)	(117,972)
Institutional Plus Shares	618,168	(4,513)
Net Increase (Decrease) from Capital Share Transactions	1,650,104	1,509,387
Total Increase (Decrease)	42,098	4,483,158
Net Assets
Beginning of Period	39,153,444	34,670,286
End of Period	39,195,542	39,153,444

1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

	Nov. 1,
	2019 to
For a Share Outstanding	Nov. 7,	Year Ended October 31,
Throughout Each Period	2019[1]	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.35	$18.85	$21.17	$17.59	$17.92
Investment Operations
Net Investment Income	.003[2]	.577[2]	.593[2]	.520[2]	.494
Net Realized and Unrealized Gain (Loss) on Investments	.427	1.502	(2.342)	3.573	(.341)
Total from Investment Operations	.430	2.079	(1.749)	4.093	.153
Distributions
Dividends from Net Investment Income	—	(.579)	(.571)	(.513)	(.483)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	—	(.579)	(.571)	(.513)	(.483)
Net Asset Value, End of Period	$20.78[1]	$20.35	$18.85	$21.17	$17.59

Total Return[3]	2.11%	11.29%	-8.49%	23.62%	0.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$2	$557	$634	$530
Ratio of Total Expenses to Average Net Assets	0.20%[4]	0.20%	0.20%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.78%[4]	2.98%	2.80%	2.70%	2.89%
Portfolio Turnover Rate[5]	4%[6]	4%	6%	4%	5%

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$51.58	$47.79	$53.65	$44.60	$45.41
Investment Operations
Net Investment Income	1.211[1]	1.629[1]	1.557[1]	1.379[1]	1.304
Net Realized and Unrealized Gain (Loss) on Investments	(2.166)	3.692	(5.911)	9.038	(.846)
Total from Investment Operations	(.955)	5.321	(4.354)	10.417	.458
Distributions
Dividends from Net Investment Income	(1.295)	(1.531)	(1.506)	(1.367)	(1.268)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.295)	(1.531)	(1.506)	(1.367)	(1.268)
Net Asset Value, End of Period	$49.33	$51.58	$47.79	$53.65	$44.60

Total Return	-1.83%	11.42%	-8.37%	23.73%	1.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,308	$24,652	$21,348	$21,640	$13,983
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.46%	3.30%	2.91%	2.82%	3.01%
Portfolio Turnover Rate[2]	4%	4%	6%	4%	5%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.06	$29.70	$33.35	$27.72	$28.23
Investment Operations
Net Investment Income	.750[1]	1.010[1]	.969[1]	.855[1]	.811
Net Realized and Unrealized Gain (Loss) on Investments	(1.355)	2.289	(3.682)	5.625	(.532)
Total from Investment Operations	(.605)	3.299	(2.713)	6.480	.279
Distributions
Dividends from Net Investment Income	(.795)	(.939)	(.937)	(.850)	(.789)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.795)	(.939)	(.937)	(.850)	(.789)
Net Asset Value, End of Period	$30.66	$32.06	$29.70	$33.35	$27.72

Total Return[2]	-1.89%	11.38%	-8.37%	23.75%	1.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,919	$6,717	$5,458	$5,304	$3,635
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.46%	3.29%	2.89%	2.82%	3.01%
Portfolio Turnover Rate[3]	4%	4%	6%	4%	5%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$101.64	$94.16	$105.72	$87.88	$89.48
Investment Operations
Net Investment Income	2.380[1]	3.224[1]	3.046[1]	2.703[1]	2.577
Net Realized and Unrealized Gain (Loss) on Investments	(4.281)	7.271	(11.621)	17.838	(1.669)
Total from Investment Operations	(1.901)	10.495	(8.575)	20.541	.908
Distributions
Dividends from Net Investment Income	(2.549)	(3.015)	(2.985)	(2.701)	(2.508)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.549)	(3.015)	(2.985)	(2.701)	(2.508)
Net Asset Value, End of Period	$97.19	$101.64	$94.16	$105.72	$87.88

Total Return	-1.87%	11.42%	-8.35%	23.74%	1.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,658	$4,991	$4,719	$5,532	$4,424
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.45%	3.31%	2.92%	2.83%	3.02%
Portfolio Turnover Rate[2]	4%	4%	6%	4%	5%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$107.63	$99.71	$111.96	$93.06	$94.75
Investment Operations
Net Investment Income	2.548[1]	3.403[1]	3.336[1]	2.863[1]	2.754
Net Realized and Unrealized Gain (Loss) on Investments	(4.528)	7.725	(12.397)	18.928	(1.767)
Total from Investment Operations	(1.980)	11.128	(9.061)	21.791	.987
Distributions
Dividends from Net Investment Income	(2.720)	(3.208)	(3.189)	(2.891)	(2.677)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.720)	(3.208)	(3.189)	(2.891)	(2.677)
Net Asset Value, End of Period	$102.93	$107.63	$99.71	$111.96	$93.06

Total Return	-1.83%	11.43%	-8.33%	23.79%	1.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,311	$2,793	$2,588	$2,731	$2,222
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.48%	3.30%	2.94%	2.86%	3.05%
Portfolio Turnover Rate[2]	4%	4%	6%	4%	5%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the

25

FTSE All-World ex-US Index Fund

underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

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FTSE All-World ex-US Index Fund

During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

27

FTSE All-World ex-US Index Fund

Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

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FTSE All-World ex-US Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,680,000, representing less than 0.01% of the fund’s net assets and 0.67% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	2,945,913	35,696	—	2,981,609
Common Stocks—Other	2,153,357	33,674,840	10,609	35,838,806
Temporary Cash Investments	583,692	36,097	—	619,789
Total	5,682,962	33,746,633	10,609	39,440,204
Derivative Financial Instruments
Assets
Futures Contracts[1]	232	—	—	232
Forward Currency Contracts	—	394	—	394
Total	232	394	—	626
Liabilities
Futures Contracts[1]	2,953	—	—	2,953
Forward Currency Contracts	—	3,264	—	3,264
Total	2,953	3,264	—	6,217

1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Index Fund

D. At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	232	—	232
Unrealized Appreciation—Forward Currency Contracts	—	394	394
Total Assets	232	394	626

Variation Margin Payable—Futures Contracts	2,953	—	2,953
Unrealized Depreciation—Forward Currency Contracts	—	3,264	3,264
Total Liabilities	2,953	3,264	6,217

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	21,210	—	21,210
Forward Currency Contracts	—	3,751	3,751
Realized Net Gain (Loss) on Derivatives	21,210	3,751	24,961

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(21,123)	—	(21,123)
Forward Currency Contracts	—	(5,512)	(5,512)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(21,123)	(5,512)	(26,635)

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	235,542
Total Distributable Earnings (Loss)	(235,542)

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FTSE All-World ex-US Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	254,082
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,888,169)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,715,618

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	1,008,094	1,147,289
Long-Term Capital Gains	—	—
Total	1,008,094	1,147,289

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	35,726,000
Gross Unrealized Appreciation	11,347,229
Gross Unrealized Depreciation	(7,634,433)
Net Unrealized Appreciation (Depreciation)	3,712,796

F. During the year ended October 31, 2020, the fund purchased $3,663,828,000 of investment securities and sold $2,238,597,000 of investment securities, other than temporary cash investments. Purchases and sales include $589,179,000 and $541,505,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	5	—	129,887	6,537
Issued in Lieu of Cash Distributions	—	—	9,382	507
Redeemed[1]	(1,789)	(86)	(713,592)	(36,523)
Net Increase (Decrease)—Investor Shares	(1,784)	(86)	(574,323)	(29,479)
ETF Shares
Issued	1,452,678	28,381	2,537,364	53,371
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(627,910)	(13,500)	(1,082,052)	(22,200)
Net Increase (Decrease)—ETF Shares	824,768	14,881	1,455,312	31,171
Admiral Shares
Issued[1]	3,262,290	120,061	2,877,937	96,476
Issued in Lieu of Cash Distributions	136,906	4,436	154,603	5,172
Redeemed	(3,055,236)	(108,328)	(2,281,657)	(75,922)
Net Increase (Decrease)—Admiral Shares	343,960	16,169	750,883	25,726
Institutional Shares
Issued	1,200,708	13,238	1,269,059	13,204
Issued in Lieu of Cash Distributions	109,841	1,122	140,949	1,488
Redeemed	(1,445,557)	(15,536)	(1,527,980)	(15,711)
Net Increase (Decrease)—Institutional Shares	(135,008)	(1,176)	(117,972)	(1,019)
Institutional Plus Shares
Issued	743,171	7,460	379,098	3,610
Issued in Lieu of Cash Distributions	73,092	705	76,864	766
Redeemed	(198,095)	(1,944)	(460,475)	(4,381)
Net Increase (Decrease)—Institutional Plus Shares	618,168	6,221	(4,513)	(5)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 1,046 and 664 shares, respectively, in the amount of $22,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 17,502,000 and 11,111,000 shares, respectively, in the amount of $348,707,000 from the conversion during the year ended October 31, 2019.

H. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

32

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	-0.81%	4.35%	3.76%	$14,458
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	-0.89	4.29	3.66	14,321
FTSE Global Small Cap ex US Index	-1.30	4.01	3.69	14,364
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

		Since	Final Value
	One	Inception	of a $10,000
	Year	(2/7/2019)	Investment
FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	-0.84%	2.97%	$10,519
FTSE Global Small Cap ex US Index	-1.30	2.59	10,452
FTSE Global All Cap ex US Index	-2.10	3.29	10,576

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

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FTSE All-World ex-US Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
FTSE All-World ex-US Small-Cap Index Fund Institutional Shares	-0.81%	4.36%	3.77%	$7,236,794
FTSE Global Small Cap ex US Index	-1.30	4.01	3.69	7,182,186
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	7,226,072

Cumulative Returns of ETF Shares: October 31, 2010, Through October 31, 2020

	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	-0.89%	23.38%	43.21%
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	-0.81	23.74	44.58
FTSE Global Small Cap ex US Index	-1.30	21.75	43.64

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

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FTSE All-World ex-US Small-Cap Index Fund

Fund Allocation

As of October 31, 2020

Basic Materials	10.9%
Consumer Discretionary	14.4
Consumer Staples	5.5
Energy	3.4
Financials	9.5
Health Care	8.0
Industrials	19.6
Real Estate	10.5
Technology	12.2
Telecommunications	2.1
Utilities	3.9

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

35

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of October 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
§,1Australia †		284,385	4.6%

[1]Austria †		39,604	0.6%

Belgium
Warehouses De Pauw CVA	348,464	11,675	0.2%
Cofinimmo SA	70,574	9,592	0.2%
Aedifica SA	94,712	9,545	0.1%
Belgium—Other †		53,365	0.9%
		84,177	1.4%

[1]Brazil †		49,309	0.8%

Canada
Kirkland Lake Gold Ltd.	725,560	33,057	0.5%
Kinross Gold Corp.	3,278,804	26,087	0.4%
Open Text Corp.	706,148	25,945	0.4%
^ Emera Inc.	647,973	25,850	0.4%
Algonquin Power & Utilities Corp.	1,550,303	23,505	0.4%
WSP Global Inc.	297,658	18,827	0.3%
Ritchie Bros Auctioneers Inc.	286,480	17,366	0.3%
B2Gold Corp.	2,678,398	17,229	0.3%
Pan American Silver Corp.	536,831	17,060	0.3%
First Quantum Minerals Ltd.	1,451,760	16,683	0.3%
CCL Industries Inc. Class B	390,277	14,881	0.2%
Northland Power Inc.	453,350	14,662	0.2%
TMX Group Ltd.	147,205	14,304	0.2%
^ Canadian Apartment Properties REIT	442,973	14,240	0.2%
Yamana Gold Inc.	2,475,907	13,771	0.2%
Toromont Industries Ltd.	210,059	13,078	0.2%
FirstService Corp.	95,153	12,759	0.2%
Empire Co. Ltd.	440,484	12,018	0.2%

36

	FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	CAE Inc.	693,831	11,858	0.2%
*	Descartes Systems Group Inc.	219,713	11,781	0.2%
	Element Fleet Management Corp.	1,141,912	10,757	0.2%
*	Kinaxis Inc.	69,986	10,684	0.2%
	Quebecor Inc. Class B	456,646	10,594	0.2%
	Gildan Activewear Inc.	509,454	10,554	0.2%
*	SSR Mining Inc.	568,692	10,526	0.2%
	iA Financial Corp. Inc.	292,780	10,201	0.2%
	Lundin Mining Corp.	1,652,776	9,986	0.2%
	Inter Pipeline Ltd.	1,110,551	9,886	0.2%
	Cameco Corp.	1,033,043	9,816	0.1%
	TFI International Inc.	217,383	9,679	0.1%
	Parkland Corp.	385,095	9,406	0.1%
	Canada—Other †		417,920	6.8%
			884,970	14.3%

	Chile †		10,210	0.2%

	§,1China †		374,908	6.1%

	Colombia †		2,157	0.0%

	Czech Republic †		689	0.0%

	Denmark
	Royal Unibrew A/S	126,414	12,327	0.2%
	SimCorp A/S	103,054	12,292	0.2%
§,1	Denmark—Other †		57,824	0.9%
			82,443	1.3%

	§Egypt †		4,599	0.1%

	Finland †		47,843	0.8%

	§,1France †		120,998	2.0%

	Germany
	TAG Immobilien AG	330,151	9,729	0.1%
[1]	Germany—Other †		196,549	3.2%
			206,278	3.3%

	Greece †		10,334	0.2%

	§,1Hong Kong †		57,100	0.9%

	Hungary †		434	0.0%

	§,1India †		168,896	2.7%

	§Indonesia †		27,694	0.4%

	Ireland †		14,023	0.2%

	Israel †		42,711	0.7%

37

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
[1]Italy †		117,775	1.9%

Japan †		959,953	15.5%

Kuwait †		6,515	0.1%

Malaysia
* Supermax Corp. Bhd.	4,275,894	9,760	0.2%
[1] Malaysia—Other †		55,165	0.9%
		64,925	1.1%

[1]Mexico †		30,981	0.5%

§,1Netherlands †		66,287	1.1%

New Zealand †		52,726	0.9%

[1]Norway †		79,145	1.3%

Pakistan †		12,921	0.2%

[1]Philippines †		13,900	0.2%

§,1Poland †		21,239	0.3%

Portugal †		12,773	0.2%

Qatar †		3,350	0.1%

Romania †		550	0.0%

[1]Russia †		7,105	0.1%

Saudi Arabia †		28,920	0.5%

§Singapore †		44,153	0.7%

§South Africa †		30,300	0.5%

South Korea
* Shin Poong Pharmaceutical Co. Ltd.	85,151	9,475	0.2%
§ South Korea—Other †		310,144	5.0%
		319,619	5.2%

§,1Spain †		68,196	1.1%

Sweden
* Indutrade AB	243,051	12,305	0.2%
Getinge AB	582,659	11,408	0.2%
[1] Sweden—Other †		229,417	3.7%
		253,130	4.1%
Switzerland
Tecan Group AG	30,827	14,628	0.2%
* ams AG	662,974	14,195	0.2%

38

	FTSE All-World ex-US Small-Cap Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Sunrise Communications Group AG		83,109	9,961	0.2%
§,1	Switzerland—Other †			194,685	3.2%
				233,469	3.8%

	§Taiwan †			462,718	7.5%

	§Thailand †			83,082	1.3%

	§,1Turkey †			21,614	0.4%

	§United Arab Emirates †			2,713	0.0%

	United Kingdom
	Dechra Pharmaceuticals plc		273,517	12,373	0.2%
	Games Workshop Group plc		85,183	11,452	0.2%
*	G4S plc		4,079,007	10,756	0.2%
	Electrocomponents plc		1,165,935	10,237	0.2%
*	William Hill plc		2,756,377	9,789	0.2%
	Spectris plc		302,864	9,721	0.1%
§,1	United Kingdom—Other †			546,202	8.8%
				610,530	9.9%
	Total Common Stocks (Cost $6,465,985)			6,122,351	99.1%

		Coupon
	Temporary Cash Investments
	Money Market Fund
[2,3]	Vanguard Market Liquidity Fund	0.112%	2,807,031	280,703	4.5%

	4U.S. Government and Agency Obligations †			5,106	0.1%
	Total Temporary Cash Investments (Cost $285,791)			285,809	4.6%
	Total Investments (Cost $6,751,776)			6,408,160	103.7%
	Other Assets and Liabilities—Net			(226,339)	(3.7%)
	Net Assets			6,181,821	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.

§	Certain of the fund’s securities are valued using significant unobservable inputs.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $241,538,000.
*	Non-income-producing security.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $258,425,000, representing 4.2% of net assets.

2	Collateral of $261,346,000 was received for securities on loan, of which $259,973,000 is held in Vanguard Market Liquidity Fund and $1,373,000 is held in cash.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Securities with a value of $4,594,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

39

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2020	210	18,731	(853)
E-mini S&P 500 Index	December 2020	85	13,875	(1,050)
MSCI Emerging Markets Index	December 2020	183	10,082	191
E-mini Russell 2000 Index	December 2020	103	7,915	188
S&P/TSX 60 Index	December 2020	21	2,917	(103)
				(1,627)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement		Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs International	1/14/21	CAD	10,354	USD	7,724	51	—
CAD—Canadian dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Termination			Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Northview Apartment REIT	9/2/21	BOANA	3,436	(1.098)	31	—

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,471,091)	6,127,457
Affiliated Issuers (Cost $280,685)	280,703
Total Investments in Securities	6,408,160
Investment in Vanguard	277
Cash	1,373
Foreign Currency, at Value (Cost $16,940)	17,038
Receivables for Investment Securities Sold	3,398
Receivables for Accrued Income	15,262
Receivables for Capital Shares Issued	846
Unrealized Appreciation—Forward Currency Contracts	51
Unrealized Appreciation—Over-the-Counter Swap Contracts	31
Total Assets	6,446,436
Liabilities
Due to Custodian	818
Payables for Investment Securities Purchased	782
Collateral for Securities on Loan	261,346
Payables for Capital Shares Redeemed	788
Payables to Vanguard	376
Variation Margin Payable—Futures Contracts	505
Total Liabilities	264,615
Net Assets	6,181,821

41

FTSE All-World ex-US Small-Cap Index Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,840,899
Total Distributable Earnings (Loss)	(659,078)
Net Assets	6,181,821

ETF Shares—Net Assets
Applicable to 46,855,932 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,814,141
Net Asset Value Per Share—ETF Shares	$102.74

Admiral Shares—Net Assets
Applicable to 43,745,457 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,109,679
Net Asset Value Per Share—Admiral Shares	$25.37

Institutional Shares—Net Assets
Applicable to 1,314,149 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	258,001
Net Asset Value Per Share—Institutional Shares	$196.33

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Dividends[1]	131,404
Interest[2]	230
Securities Lending—Net	13,315
Total Income	144,949
Expenses
The Vanguard Group—Note B
Investment Advisory Services	955
Management and Administrative—ETF Shares	3,094
Management and Administrative—Admiral Shares	1,215
Management and Administrative—Institutional Shares	177
Marketing and Distribution—ETF Shares	234
Marketing and Distribution—Admiral Shares	54
Marketing and Distribution—Institutional Shares	8
Custodian Fees	1,125
Auditing Fees	45
Shareholders’ Reports—ETF Shares	663
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	7,583
Expenses Paid Indirectly	(80)
Net Expenses	7,503
Net Investment Income	137,446
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	15,276
Futures Contracts	(17,819)
Swap Contracts	375
Forward Currency Contracts	(1,211)
Foreign Currencies	(634)
Realized Net Gain (Loss)	(4,013)

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations (continued)

Year Ended
October 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(140,906)
Futures Contracts	(3,393)
Swap Contracts	31
Forward Currency Contracts	(30)
Foreign Currencies	472
Change in Unrealized Appreciation (Depreciation)	(143,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,393)

1	Dividends are net of foreign withholding taxes of $16,957,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $184,000, $4,000, and ($21,000), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $151,026,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,446	179,887
Realized Net Gain (Loss)	(4,013)	91,010
Change in Unrealized Appreciation (Depreciation)	(143,826)	265,765
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,393)	536,662
Distributions[1]
Investor Shares	—	(14,952)
ETF Shares	(126,897)	(156,732)
Admiral Shares	(23,238)	(10,430)
Institutional Shares	(5,704)	(6,284)
Total Distributions	(155,839)	(188,398)
Capital Share Transactions
Investor Shares	(1,182)	(835,258)
ETF Shares	(454,913)	105,084
Admiral Shares	160,273	963,051
Institutional Shares	19,153	27,779
Net Increase (Decrease) from Capital Share Transactions	(276,669)	260,656
Total Increase (Decrease)	(442,901)	608,920
Net Assets
Beginning of Period	6,624,722	6,015,802
End of Period	6,181,821	6,624,722

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

	Nov. 1,
	2019 to		Year Ended October 31,
For a Share Outstanding	Nov. 7,
Throughout Each Period	2019[1]	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$40.42	$38.50	$44.36	$36.74	$36.27
Investment Operations
Net Investment Income	.010[2]	.958[2]	1.115[2]	.965[2]	.933
Net Realized and Unrealized Gain (Loss) on Investments	.690	2.064	(5.832)	7.684	.461
Total from Investment Operations	.700	3.022	(4.717)	8.649	1.394
Distributions
Dividends from Net Investment Income	—	(1.102)	(1.143)	(1.029)	(.924)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	—	(1.102)	(1.143)	(1.029)	(.924)
Net Asset Value, End of Period	$41.12[1]	$40.42	$38.50	$44.36	$36.74

Total Return[3]	1.73%	8.16%	-10.95%	24.02%	3.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$1	$804	$812	$520
Ratio of Total Expenses to Average Net Assets	0.22%[4]	0.22%	0.22%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.29%[4]	2.47%	2.50%	2.40%	2.63%
Portfolio Turnover Rate[5]	22%[6]	17%	15%	14%	14%

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$105.96	$100.93	$116.30	$96.34	$95.09
Investment Operations
Net Investment Income	2.177[1]	2.871[1]	3.019[1]	2.650[1]	2.574
Net Realized and Unrealized Gain (Loss) on Investments	(2.905)	5.156	(15.269)	20.140	1.216
Total from Investment Operations	(.728)	8.027	(12.250)	22.790	3.790
Distributions
Dividends from Net Investment Income	(2.492)	(2.997)	(3.120)	(2.830)	(2.540)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.492)	(2.997)	(3.120)	(2.830)	(2.540)
Net Asset Value, End of Period	$102.74	$105.96	$100.93	$116.30	$96.34

Total Return	-0.81%	8.28%	-10.87%	24.16%	4.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,814	$5,400	$5,009	$4,568	$2,652
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.80%	2.60%	2.52%	2.77%
Portfolio Turnover Rate[2]	22%	17%	15%	14%	14%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Admiral Shares

	Year	Feb. 7,
	Ended	2019[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	(.711)	.935
Total from Investment Operations	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.603)	(.347)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.603)	(.347)
Net Asset Value, End of Period	$25.37	$26.16

Total Return[3]	-0.84%	6.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%[4]
Ratio of Net Investment Income to Average Net Assets	2.12%	3.07%[4]
Portfolio Turnover Rate[5]	22%	17%[6]

1	Inception.
2	Calculated based on average shares outstanding.
3	Total return does not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$202.46	$192.87	$222.24	$184.07	$181.69
Investment Operations
Net Investment Income	4.111[1]	5.500[1]	5.748[1]	5.044[1]	4.937
Net Realized and Unrealized Gain (Loss) on Investments	(5.479)	9.824	(29.138)	38.536	2.326
Total from Investment Operations	(1.368)	15.324	(23.390)	43.580	7.263
Distributions
Dividends from Net Investment Income	(4.762)	(5.734)	(5.980)	(5.410)	(4.883)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.762)	(5.734)	(5.980)	(5.410)	(4.883)
Net Asset Value, End of Period	$196.33	$202.46	$192.87	$222.24	$184.07

Total Return	-0.81%	8.26%	-10.85%	24.18%	4.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$258	$242	$203	$226	$175
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.81%	2.61%	2.53%	2.78%
Portfolio Turnover Rate[2]	22%	17%	15%	14%	14%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with

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FTSE All-World ex-US Small-Cap Index Fund

the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

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FTSE All-World ex-US Small-Cap Index Fund

During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

During the year ended October 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

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FTSE All-World ex-US Small-Cap Index Fund

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

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FTSE All-World ex-US Small-Cap Index Fund

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $277,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $80,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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FTSE All-World ex-US Small-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	977,627	—	—	977,627
Common Stocks—Other	42,806	5,091,986	9,932	5,144,724
Temporary Cash Investments	280,703	5,106	—	285,809
Total	1,301,136	5,097,092	9,932	6,408,160
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	51	—	51
Swap Contracts	—	31	—	31
Total	—	82	—	82
Liabilities
Futures Contracts[1]	505	—	—	505

1 Represents variation margin on the last day of the reporting period.

E. At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	51	51
Unrealized Appreciation—Over-the-Counter Swap Contracts	31	—	31
Total Assets	31	51	82

Variation Margin Payable—Futures Contracts	505	—	505
Total Liabilities	505	—	505

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FTSE All-World ex-US Small-Cap Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(17,819)	—	(17,819)
Swap Contracts	375	—	375
Forward Currency Contracts	—	(1,211)	(1,211)
Realized Net Gain (Loss) on Derivatives	(17,444)	(1,211)	(18,655)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,393)	—	(3,393)
Swap Contracts	31	—	31
Forward Currency Contracts	—	(30)	(30)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,362)	(30)	(3,392)

F. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	144,366
Total Distributable Earnings (Loss)	(144,366)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from

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FTSE All-World ex-US Small-Cap Index Fund

passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	100,048
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(357,302)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(401,824)

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	155,839	188,398
Long-Term Capital Gains	—	—
Total	155,839	188,398

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,810,233
Gross Unrealized Appreciation	1,074,555
Gross Unrealized Depreciation	(1,476,731)
Net Unrealized Appreciation (Depreciation)	(402,176)

G. During the year ended October 31, 2020, the fund purchased $1,619,690,000 of investment securities and sold $1,937,547,000 of investment securities, other than temporary cash investments. Purchases and sales include $147,197,000 and $558,065,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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FTSE All-World ex-US Small-Cap Index Fund

H. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	32	1	222,587	5,826
Issued in Lieu of Cash Distributions	—	—	12,683	357
Redeemed[1]	(1,214)	(30)	(1,070,528)	(27,045)
Net Increase (Decrease)—Investor Shares	(1,182)	(29)	(835,258)	(20,862)
ETF Shares
Issued	244,640	2,889	676,487	6,943
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(699,553)	(7,000)	(571,403)	(5,600)
Net Increase (Decrease)—ETF Shares	(454,913)	(4,111)	105,084	1,343
Admiral Shares[2]
Issued[1]	470,074	19,863	1,038,579	40,489
Issued in Lieu of Cash Distributions	19,873	738	8,784	346
Redeemed	(329,674)	(14,370)	(84,312)	(3,320)
Net Increase (Decrease)—Admiral Shares	160,273	6,231	963,051	37,515
Institutional Shares
Issued	91,432	518	60,505	312
Issued in Lieu of Cash Distributions	5,560	27	6,249	34
Redeemed	(77,839)	(426)	(38,975)	(203)
Net Increase (Decrease)—Institutional Shares	19,153	119	27,779	143

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 283 shares and 437 shares, respectively, in the amount of $12,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 22,154,000 shares and 34,228,000 shares, respectively, in the amount of $879,751,000 from the conversion during the year ended October 31, 2019.
2	Inception was February 7, 2019, for Admiral Shares.

I. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments-investments summary, of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2020 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $732,742,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,066,438,000 and foreign taxes paid of $81,055,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

Special 2020 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap Index Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $76,093,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $148,339,000 and foreign taxes paid of $15,770,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and

Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufac-turing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q7700 122020

Annual Report | October 31, 2020

Vanguard Global ex-U.S. Real Estate Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•   Vanguard Global ex-U.S. Real Estate Index Fund returned –17.71% for ETF Shares, –18.11% for Admiral Shares, and –18.10% for Institutional Shares for the 12 months ended October 31, 2020. Those returns were higher than the return of the fund’s benchmark (–18.34%), in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.1

•   The period was marked by the global spread of COVID-19 and efforts to contain it. However, responses from policymakers, the start of trials for vaccines and treatments, and the easing of some pandemic-related restrictions eventually lifted investor sentiment.

•   Real estate investment trusts (REITs) and real estate management and development companies outside the United States significantly underperformed the broad ex-U.S. stock market. Shopping centers were hurt by lockdowns that affected all brick-and-mortar stores as consumers turned to online purchases.

•   Commercial real estate took a hit as well, with many companies reassessing their office space needs after their employees began working from home.

•   By region, the Pacific saw the sharpest decline owing to the underperformance of its two largest constituents—Japan and Hong Kong. Europe held up better in part because of positive performances from Germany and Sweden.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

Fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares. The fee does not apply to the ETF Shares.

1 See Note 1 in the Notes to Financial Statements.

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended October 31, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2020	10/31/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,041.17	$0.62
Admiral™ Shares	1,000.00	1,041.27	0.62
Institutional Shares	1,000.00	1,041.22	0.56
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.53	$0.61
Admiral Shares	1,000.00	1,024.53	0.61
Institutional Shares	1,000.00	1,024.58	0.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

3

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	-17.71%	1.92%	3.54%	$14,161
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	-17.93	1.89	3.47	14,071
S&P Global ex-U.S. Property Index	-18.34	1.42	3.18	13,672
MSCI All Country World Index ex USA	-2.19	4.76	3.72	14,404

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund Admiral Shares	-18.11%	1.82%	3.65%	$14,170
S&P Global ex-U.S. Property Index	-18.34	1.42	3.34	13,765

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. See Financial Highlights for dividend and capital gains information.

4

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2020
			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund Institutional Shares	-18.10%	1.83%	3.48%	$6,930,834
S&P Global ex-U.S. Property Index	-18.34	1.42	3.18	6,741,368

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2020

			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	-17.93%	9.82%	40.71%
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	-17.71	9.96	41.61
S&P Global ex-U.S. Property Index	-18.34	7.32	36.72

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.

5

Global ex-U.S. Real Estate Index Fund

Fund Allocation

As of October 31, 2020

Diversified Real Estate Activites	17.4%
Diversified REITs	10.9
Health Care REITs	1.3
Hotel & Resort REITs	0.9
Industrial REITs	10.4
Office REITs	7.2
Real Estate Development	17.7
Real Estate Operating Companies	20.7
Residential REITs	2.9
Retail REITs	9.4
Specialized REITs	1.2

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6

Global ex-U.S. Real Estate Index Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.2%)
Australia (8.8%)
	Goodman Group	8,325,214	107,755
	Scentre Group	25,937,506	38,277
	Dexus	5,460,695	33,038
	Stockland	11,929,916	32,260
	Mirvac Group	19,693,415	29,205
	Lendlease Corp. Ltd.	3,426,627	28,825
	GPT Group	9,742,148	27,592
	Charter Hall Group	2,336,520	20,259
	Vicinity Centres	19,314,163	16,413
	Shopping Centres Australasia Property Group	5,423,514	8,849
	Charter Hall Long Wale REIT	2,225,274	7,461
	BWP Trust	2,497,880	7,042
	Waypoint REIT	3,669,131	6,914
	Charter Hall Retail REIT	2,539,741	6,146
	National Storage REIT	4,799,355	6,091
	Ingenia Communities Group	1,495,132	4,851
	Cromwell Property Group	7,141,946	4,395
	Centuria Industrial REIT	2,020,551	4,364
	Growthpoint Properties Australia Ltd.	1,523,636	3,643
	Centuria Capital Group (XASX)	2,094,915	3,421
	Abacus Property Group	1,672,736	3,258
	Charter Hall Social Infrastructure REIT	1,568,967	3,195
	Lifestyle Communities Ltd.	433,985	3,104
	Arena REIT	1,625,388	3,013
	Rural Funds Group	1,741,449	2,939
	Aventus Group	1,674,767	2,896
	Centuria Office REIT	1,986,135	2,876
	Investec Australia Property Fund	2,464,981	2,149
	GDI Property Group	2,646,728	1,979
	Hotel Property Investments	815,620	1,772
^	Home Consortium Ltd.	662,420	1,725
	Cedar Woods Properties Ltd.	306,025	1,234
^	APN Industria REIT	650,202	1,202
*	Centuria Capital Group	140,106	229
			428,372
Austria (0.4%)
	CA Immobilien Anlagen AG	361,791	9,938
*	Immofinanz AG	487,254	6,534
	S Immo AG	215,925	3,191
			19,663
Belgium (1.9%)
	Warehouses De Pauw CVA	663,491	22,229
	Cofinimmo SA	130,773	17,773
	Aedifica SA	167,512	16,882
	Montea C.V.A.	52,305	5,744
	Shurgard Self Storage SA	120,072	5,120
	VGP NV	36,230	4,721
	Befimmo SA	119,158	4,639
	Xior Student Housing NV	68,318	3,885
*,^	Care Property Invest NV	110,351	3,345
	Retail Estates NV	56,406	3,334
	Intervest Offices & Warehouses NV	113,085	2,796
^	Immobel SA	9,793	678
			91,146
Brazil (0.5%)
*	BR Malls Participacoes SA	3,947,913	5,614
	Multiplan Empreendimentos Imobiliarios SA	1,415,244	4,679
*	Aliansce Sonae Shopping Centers sa	684,367	2,744

7

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Iguatemi Empresa de Shopping Centers SA	444,486	2,323
	JHSF Participacoes SA	1,461,300	1,638
	BR Properties SA	1,082,675	1,636
	LOG Commercial Properties e Participacoes SA	229,378	1,253
	Jereissati Participacoes SA	160,500	587
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	230,100	525
*,1	Mitre Realty Empreendimentos E Participacoes LTDA	211,500	479
*	Moura Dubeux Engenharia S/A	241,900	403
			21,881
Canada (2.2%)
^	Canadian Apartment Properties REIT	417,793	13,431
^	RioCan REIT	781,478	8,435
	Granite REIT	143,910	8,069
^	Tricon Residential Inc.	923,011	7,579
	Allied Properties REIT	303,825	7,368
^	Choice Properties REIT	787,313	7,109
^	SmartCentres REIT	366,362	5,791
	H&R REIT	698,957	5,372
^	First Capital REIT	540,496	4,795
^	NorthWest Healthcare Properties REIT	442,755	3,792
^	Summit Industrial Income REIT	342,748	3,465
^	Dream Industrial REIT	382,275	3,394
^	Killam Apartment REIT	252,211	3,031
	InterRent REIT	338,435	2,886
	WPT Industrial REIT	211,139	2,734
^	CT REIT	258,859	2,679
^	Cominar REIT	450,048	2,398
^	Boardwalk REIT	116,004	2,332
^	Crombie REIT	233,744	2,281
	Artis REIT	347,850	2,178
^	Dream Office REIT	141,087	1,854
^	Minto Apartment REIT	89,742	1,100
^	Morguard North American Residential REIT	97,717	1,013
^	True North Commercial REIT	199,226	819
^	Slate Grocery REIT	103,421	813
^	Slate Office REIT	167,586	438
	Automotive Properties REIT	53,382	390
^	Plaza Retail REIT	124,999	300
	DREAM Unlimited Corp. Class A	1	—
			105,846
Chile (0.2%)
	Parque Arauco SA	3,480,584	4,465
	Cencosud Shopping SA	2,414,984	3,192
	Plaza SA	1,476,592	1,883
			9,540
China (13.2%)
	China Resources Land Ltd.	14,270,446	58,361
	China Overseas Land & Investment Ltd.	18,598,710	46,716
	Sunac China Holdings Ltd.	12,574,278	46,602
	Country Garden Holdings Co. Ltd.	36,372,163	44,951
[1]	Longfor Group Holdings Ltd.	7,997,708	43,820
	China Vanke Co. Ltd. Class H	8,908,483	27,652
	Shimao Group Holdings Ltd.	6,194,664	21,943
^	China Evergrande Group	9,161,921	18,271
	China Vanke Co. Ltd. Class A	4,213,742	17,376
	Wharf Holdings Ltd.	7,676,652	15,891
*,1	ESR Cayman Ltd.	5,057,000	15,274
	China Jinmao Holdings Group Ltd.	27,375,054	13,870
	CIFI Holdings Group Co. Ltd.	19,026,000	13,181
	Poly Developments and Holdings Group Co. Ltd. Class A	4,776,593	10,981
	Agile Group Holdings Ltd.	7,293,409	10,008
	Hopson Development Holdings Ltd.	3,336,710	8,536
	Guangzhou R&F Properties Co. Ltd. Class H	6,438,613	8,188
	KWG Group Holdings Ltd.	5,894,658	7,817
	Seazen Group Ltd.	9,122,000	6,839
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,153,807	6,639
	Logan Group Co. Ltd.	4,170,984	6,544
	Greentown China Holdings Ltd.	3,882,814	6,310

8

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Yuexiu Property Co. Ltd.	31,257,094	6,069
	Zhenro Properties Group Ltd.	9,908,000	5,718
	China Aoyuan Group Ltd.	6,074,000	5,712
	Kaisa Group Holdings Ltd.	11,096,000	5,175
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,034,714	4,970
	China Overseas Grand Oceans Group Ltd.	8,453,079	4,934
	Times China Holdings Ltd.	3,683,000	4,920
	Powerlong Real Estate Holdings Ltd.	7,229,139	4,867
	Seazen Holdings Co. Ltd.	923,082	4,492
	Gemdale Properties & Investment Corp. Ltd.	27,322,000	4,243
	Shenzhen Investment Ltd.	13,530,201	4,133
*,1	China Logistics Property Holdings Co. Ltd.	7,885,000	4,122
	Shoucheng Holdings Ltd.	11,468,000	4,118
	Gemdale Corp. Class A	1,833,940	3,664
	Yuzhou Group Holdings Co. Ltd.	9,265,470	3,586
	China SCE Group Holdings Ltd.	8,229,766	3,537
	Yuexiu REIT	7,589,516	3,504
	China Fortune Land Development Co. Ltd. Class A	1,561,432	3,291
	Sino-Ocean Group Holding Ltd.	15,715,329	3,006
	Poly Property Group Co. Ltd.	9,805,048	2,832
[1]	Midea Real Estate Holding Ltd.	1,219,416	2,758
	Jiayuan International Group Ltd.	6,252,000	2,670
*	SOHO China Ltd.	9,595,545	2,571
	Jinke Properties Group Co. Ltd. Class A	2,173,605	2,522
*	KWG Living Group Holdings Ltd.	2,996,829	2,350
[1]	Red Star Macalline Group Corp. Ltd. Class H	3,845,636	2,318
	Shui On Land Ltd.	17,386,038	2,293
	China South City Holdings Ltd.	21,918,111	2,212
	Zhongliang Holdings Group Co. Ltd.	3,193,500	2,156
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,532,464	2,071
[1]	Redco Properties Group Ltd.	4,660,000	2,063
	C&D International Investment Group Ltd.	1,237,000	2,013
	Ronshine China Holdings Ltd.	2,924,500	1,994
	Skyfame Realty Holdings Ltd.	14,847,012	1,956
	Central China Real Estate Ltd.	3,584,000	1,928
	LVGEM China Real Estate Investment Co. Ltd.	5,944,000	1,903
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	649,590	1,840
	RiseSun Real Estate Development Co. Ltd. Class A	1,733,875	1,824
	Shanghai Lingang Holdings Corp. Ltd. Class A	517,466	1,753
	Redsun Properties Group Ltd.	4,717,000	1,712
*	Sinic Holdings Group Co. Ltd.	3,151,000	1,696
	Yango Group Co. Ltd. Class A	1,636,911	1,681
	Xinhu Zhongbao Co. Ltd. Class A	3,465,681	1,662
*	Zhuguang Holdings Group Co. Ltd.	10,202,000	1,581
	Dexin China Holdings Co. Ltd.	3,845,000	1,518
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,415,021	1,380
	Greenland Hong Kong Holdings Ltd.	4,107,000	1,335
	Road King Infrastructure Ltd.	1,115,000	1,326
*	Gree Real Estate Co. Ltd. Class A	861,111	1,248

9

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Fantasia Holdings Group Co. Ltd.	6,520,443	1,233
	Shanghai Shimao Co. Ltd. Class A	1,412,468	1,223
§,*	Yida China Holdings Ltd.	4,361,350	1,195
	Beijing Capital Land Ltd. Class H	6,840,551	1,177
	China Enterprise Co. Ltd. Class A	1,956,568	1,147
*	Huijing Holdings Co. Ltd.	4,082,000	1,133
	Financial Street Holdings Co. Ltd. Class A	1,128,560	1,126
*,^	Xinji Shaxi Group Co. Ltd.	3,663,000	1,114
	Joy City Property Ltd.	18,011,500	1,108
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	632,790	1,088
*	Shanghai Wanye Enterprises Co. Ltd. Class A	412,200	1,040
	China Merchants Commercial REIT	3,332,000	1,034
§,*	Mingfa Group International Co. Ltd.	4,231,908	1,032
	DaFa Properties Group Ltd.	1,149,970	1,029
	China Merchants Land Ltd.	6,742,000	978
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,326,811	961
	Sichuan Languang Development Co. Ltd. Class A	1,299,216	959
	Beijing Capital Development Co. Ltd. Class A	1,014,012	936
	Grandjoy Holdings Group Co. Ltd. Class A	1,369,420	934
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,465,450	892
	Shanghai Industrial Urban Development Group Ltd.	9,260,799	863
	JY Grandmark Holdings Ltd.	2,129,000	853
	Shanghai Lingang Holdings Corp. Ltd. Class B	625,222	849
	Zensun Enterprises Ltd.	14,750,000	829
	Beijing North Star Co. Ltd. Class H	4,074,000	817
	Huafa Industrial Co. Ltd. Zhuhai Class A	794,300	770
	Greattown Holdings Ltd. Class A	970,100	763
*	Silver Grant International Holdings Group Ltd.	6,122,000	752
	Jingrui Holdings Ltd.	2,529,000	691
	China Electronics Optics Valley Union Holding Co. Ltd.	12,276,000	690
	Cinda Real Estate Co. Ltd. Class A	1,065,283	663
	Shanghai Industrial Development Co. Ltd. Class A	785,300	596
	Suning Universal Co. Ltd. Class A	1,295,589	593
	Shenzhen SEG Co. Ltd. Class A	553,900	586
*	Tahoe Group Co. Ltd. Class A	1,040,879	585
*	Myhome Real Estate Development Group Co. Ltd. Class A	1,042,073	574
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	298,552	567
^,1	China Vast Industrial Urban Development Co. Ltd.	1,403,000	561
*	Lushang Health Industry Development Co. Ltd. Class A	321,500	500
[1]	Sunshine 100 China Holdings Ltd.	3,145,000	500
	China World Trade Center Co. Ltd. Class A	271,172	499
	Shenzhen Zhenye Group Co. Ltd. Class A	580,000	497
*	Yincheng International Holding Co. Ltd.	1,632,000	495
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,452,200	443

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Chongqing Dima Industry Co. Ltd. Class A	1,051,253	434
	Guorui Properties Ltd.	3,907,000	429
	Bright Real Estate Group Co. Ltd. Class A	951,600	373
*	Macrolink Culturaltainment Development Co. Ltd. Class A	790,392	361
	Everbright Jiabao Co. Ltd. Class A	647,400	348
	Tianjin Guangyu Development Co. Ltd. Class A	349,004	329
*	Guangdong Shirongzhaoye Co. Ltd. Class A	302,434	294
	Rongan Property Co. Ltd. Class A	686,900	268
*	Sansheng Holdings Group Co. Ltd.	352,000	259
	Beijing North Star Co. Ltd. Class A	680,319	244
*,1	Shimao Services Holdings Ltd.	102,314	219
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	185,600	203
	Red Star Macalline Group Corp. Ltd. Class A	123,729	172
*	China Dili Group	168,000	39
*	EverChina International Holdings Co. Ltd.	1,199,331	28
			639,872
Egypt (0.1%)
	Talaat Moustafa Group	4,940,886	1,911
	Six of October Development & Investment	1,401,986	1,065
	Medinet Nasr Housing	4,383,588	1,025
	Heliopolis Housing	1,983,712	799
*	Palm Hills Developments SAE	7,466,845	630
*	Emaar Misr for Development SAE	3,151,038	461
			5,891
Finland (0.1%)
^	Citycon Oyj	335,959	2,586

France (2.2%)
	Gecina SA	270,870	33,627
	Unibail-Rodamco-Westfield	687,140	27,816
	Covivio	242,335	14,431
^	Klepierre SA	1,022,089	12,950
	Icade	144,922	7,329
	Nexity SA	236,873	6,651
	Altarea SCA	18,212	2,332
	Carmila SA	215,708	1,668
	Mercialys SA	146,522	702
			107,506
Germany (8.5%)
	Vonovia SE	2,833,841	180,980
	Deutsche Wohnen SE	1,804,216	91,065
	LEG Immobilien AG	355,296	48,020
*	Aroundtown SA	5,355,925	25,691
	TAG Immobilien AG	735,308	21,669
	Grand City Properties SA	518,878	11,778
	alstria office REIT-AG	823,983	10,490
*,1	ADLER Group SA	323,086	8,122
*,1	Instone Real Estate Group AG	227,182	4,701
^	Hamborner REIT AG	362,782	3,386
*	Deutsche EuroShop AG	256,579	3,241
	DIC Asset AG	224,922	2,589
			411,732
Greece (0.0%)
*	LAMDA Development SA	324,609	1,919

Hong Kong (9.3%)
	Sun Hung Kai Properties Ltd.	7,661,941	98,623
	Link REIT	10,345,389	78,955
	CK Asset Holdings Ltd.	12,188,875	56,599
	Wharf Real Estate Investment Co. Ltd.	8,662,652	33,341
*	New World Development Co. Ltd.	6,887,000	32,881
	Henderson Land Development Co. Ltd.	6,851,936	24,202
	Hang Lung Properties Ltd.	9,263,932	22,553
	Hongkong Land Holdings Ltd.	5,870,212	21,550
^	Sino Land Co. Ltd.	15,322,022	18,158
	Swire Properties Ltd.	5,320,800	14,278
	Hysan Development Co. Ltd.	3,042,655	9,700
	Hang Lung Group Ltd.	4,320,103	9,590
	Kerry Properties Ltd.	3,027,832	7,429
	Fortune REIT	7,153,861	5,975
	Champion REIT	9,842,512	4,769
	Great Eagle Holdings Ltd.	1,505,000	3,638

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	K Wah International Holdings Ltd.	7,538,338	3,577
	Sunlight REIT	5,191,400	2,238
	Prosperity REIT	6,365,649	1,806
	Far East Consortium International Ltd.	5,392,000	1,595
	Chinese Estates Holdings Ltd.	2,480,452	1,251
*	Jiayuan International Group Ltd. Rights	76,463	—
			452,708
India (0.7%)
	Embassy Office Parks REIT	1,510,200	7,013
	DLF Ltd.	3,141,267	6,702
*	Godrej Properties Ltd.	451,170	6,293
*	Oberoi Realty Ltd.	593,928	3,548
*	Phoenix Mills Ltd.	450,490	3,508
	Prestige Estates Projects Ltd.	643,854	2,174
	Brigade Enterprises Ltd.	493,453	1,192
	Sunteck Realty Ltd.	259,448	937
*	Indiabulls Real Estate Ltd.	1,351,885	869
	NESCO Ltd.	120,904	823
	Sobha Ltd.	199,034	782
			33,841
Indonesia (0.4%)
*	Bumi Serpong Damai Tbk PT	46,029,727	2,740
*	Pollux Properti Indonesia Tbk PT	6,390,300	2,638
	Ciputra Development Tbk PT	45,548,891	2,505
*	Pakuwon Jati Tbk PT	77,429,628	2,165
*	Summarecon Agung Tbk PT	39,902,300	1,760
§,*	Hanson International Tbk PT	444,252,900	1,519
*	Lippo Karawaci Tbk PT	146,654,749	1,330
	Puradelta Lestari Tbk PT	44,572,600	682
*	Alam Sutera Realty Tbk PT	58,010,297	605
*	Sentul City Tbk PT	108,767,124	371
*	DMS Propertindo Tbk PT	8,770,800	195
	PP Properti Tbk PT	35,302,007	121
§,*	Armidian Karyatama Tbk PT	34,315,100	117
*	Maha Properti Indonesia Tbk PT	118,639	8
§,*	Modernland Realty Tbk PT	67,400	—
			16,756
Ireland (0.2%)
	Hibernia REIT plc	3,457,653	4,183
	Irish Residential Properties REIT plc	2,227,664	3,542
			7,725
Israel (1.2%)
	Azrieli Group Ltd.	188,112	8,829
	Alony Hetz Properties & Investments Ltd.	724,892	7,266
	Mivne Real Estate KD Ltd.	2,880,033	5,508
	Amot Investments Ltd.	867,636	3,976
	Melisron Ltd.	108,756	3,933
*	Airport City Ltd.	342,403	3,711
	REIT 1 Ltd.	926,974	3,513
	Mega Or Holdings Ltd.	105,835	2,731
*	AFI Properties Ltd.	102,050	2,445
*	Big Shopping Centers Ltd.	32,168	2,433
	Bayside Land Corp.	294,079	2,048
	Gazit-Globe Ltd.	375,738	1,556
	Sella Capital Real Estate Ltd.	982,762	1,550
	Summit Real Estate Holdings Ltd.	166,056	1,441
*	Isras Investment Co. Ltd.	6,872	1,091
	Blue Square Real Estate Ltd.	21,885	893
	Property & Building Corp. Ltd.	10,327	845
*	YH Dimri Construction & Development Ltd.	27,488	816
*	Israel Canada T.R Ltd.	431,401	729
*	Ashtrom Properties Ltd.	127,783	718
*	Brack Capital Properties NV	9,178	694
			56,726
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SPA	260,609	758

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Japan (22.5%)
	Mitsubishi Estate Co. Ltd.	6,955,145	103,742
	Daiwa House Industry Co. Ltd.	3,329,974	87,494
	Mitsui Fudosan Co. Ltd.	4,893,857	83,330
	Sumitomo Realty & Development Co. Ltd.	2,379,667	63,678
	Nippon Building Fund Inc.	8,345	42,149
	Nippon Prologis REIT Inc.	12,337	40,606
	Japan Real Estate Investment Corp.	6,925	33,937
	Daito Trust Construction Co. Ltd.	344,825	31,367
	GLP J-REIT	19,924	30,716
	Nomura Real Estate Master Fund Inc.	23,567	28,143
	Hulic Co. Ltd.	2,497,548	23,135
	Daiwa House REIT Investment Corp.	9,983	23,093
	Advance Residence Investment Corp.	6,933	20,244
	Orix JREIT Inc.	13,768	19,350
	Japan Retail Fund Investment Corp.	12,973	18,699
	Industrial & Infrastructure Fund Investment Corp.	10,294	17,523
	United Urban Investment Corp.	15,622	16,679
	Sekisui House REIT Inc.	21,068	14,733
	Nippon Accommodations Fund Inc.	2,434	13,944
	Tokyu Fudosan Holdings Corp.	3,025,344	13,220
	Japan Prime Realty Investment Corp.	4,792	12,951
	Japan Logistics Fund Inc.	4,519	12,700
	LaSalle Logiport REIT	8,123	12,646
	Activia Properties Inc.	3,480	12,573
^	Kenedix Office Investment Corp.	2,148	12,424
	Tokyo Tatemono Co. Ltd.	1,053,083	12,112
	Mitsui Fudosan Logistics Park Inc.	2,484	11,868
	Japan Hotel REIT Investment Corp.	22,329	10,813
	Nomura Real Estate Holdings Inc.	599,329	10,468
	Daiwa Securities Living Investments Corp.	10,328	10,089
	Mori Hills REIT Investment Corp.	7,974	9,822
	Invincible Investment Corp.	30,450	9,734
	Comforia Residential REIT Inc.	3,079	8,805
	AEON REIT Investment Corp.	7,597	8,592
	Daiwa Office Investment Corp.	1,533	8,319
	Frontier Real Estate Investment Corp.	2,407	8,058
	Aeon Mall Co. Ltd.	503,783	7,859
	Kenedix Residential Next Investment Corp.	4,793	7,829
	Hulic REIT Inc.	5,823	7,655
^	Premier Investment Corp.	6,630	7,293
	NIPPON REIT Investment Corp.	2,250	7,224
	Katitas Co. Ltd.	254,292	7,214
	Japan Excellent Inc.	6,416	7,059
	Mitsubishi Estate Logistics REIT Investment Corp.	1,743	6,949
	MCUBS MidCity Investment Corp	8,902	6,385
	Tokyu REIT Inc.	4,623	6,286
	Mori Trust Sogo REIT Inc.	4,796	5,728
	Invesco Office J-REIT Inc.	44,300	5,496
^	Hoshino Resorts REIT Inc.	1,117	5,273
	Kenedix Retail REIT Corp.	2,710	5,187
	Heiwa Real Estate Co. Ltd.	173,032	5,052
^	Ichigo Office REIT Investment Corp.	7,623	4,930
	Heiwa Real Estate REIT Inc.	4,389	4,745
	Kenedix Inc.	893,200	4,629
	Fukuoka REIT Corp.	3,594	4,357
	Global One Real Estate Investment Corp.	4,773	4,309
	Starts Corp. Inc.	170,700	3,970
	Keihanshin Building Co. Ltd.	217,200	3,939
	Hankyu Hanshin REIT Inc.	3,468	3,832
	Star Asia Investment Corp.	8,415	3,570
	Daibiru Corp.	297,557	3,369
	SOSiLA Logistics REIT Inc.	2,529	3,270
^	Itochu Advance Logistics Investment Corp.	2,308	3,157

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Ichigo Inc.	1,103,300	3,127
	Mirai Corp.	8,420	2,910
	One REIT Inc.	1,234	2,852
^	Samty Residential Investment Corp.	2,793	2,683
^	CRE Logistics REIT Inc.	1,674	2,452
	SAMTY Co. Ltd.	141,200	2,237
	Starts Proceed Investment Corp.	1,161	2,216
^	Health Care & Medical Investment Corp.	1,577	1,889
^	Takara Leben Real Estate Investment Corp.	2,279	1,823
^	Tosei REIT Investment Corp.	1,714	1,704
	Mori Trust Hotel REIT Inc.	1,616	1,672
^	Sankei Real Estate Inc.	1,837	1,662
	TOC Co. Ltd.	261,229	1,593
^	ESCON Japan REIT Investment Corp.	1,478	1,552
	Tosei Corp.	143,800	1,441
^	Shinoken Group Co. Ltd.	135,100	1,341
*,^	Leopalace21 Corp.	839,650	1,315
	Takara Leben Co. Ltd.	422,252	1,179
	Goldcrest Co. Ltd.	84,740	1,083
	Sun Frontier Fudousan Co. Ltd.	132,300	1,063
	Nippon Commercial Development Co. Ltd.	56,600	916
	XYMAX REIT Investment Corp.	1,093	898
^	Ichigo Hotel REIT Investment Corp.	1,341	892
	Japan Property Management Center Co. Ltd.	67,200	867
^	Ooedo Onsen REIT Investment Corp.	1,243	831
^	Star Mica Holdings Co. Ltd.	58,500	788
	Marimo Regional Revitalization REIT Inc.	677	693
*	SRE Holdings Corp.	22,200	672
*	Prospect Co. Ltd.	1,677,200	564
^	Dear Life Co. Ltd.	125,800	455
			1,089,692
Kuwait (0.0%)
*	National Real Estate Co. KPSC	4,224,774	1,017

Malaysia (0.5%)
	KLCCP Stapled Group	2,239,570	4,095
	IGB REIT	7,953,500	3,196
	Sunway REIT	7,948,934	2,735
	Axis REIT	5,070,300	2,561
	IOI Properties Group Bhd.	9,669,000	2,003
	Mah Sing Group Bhd.	7,686,025	1,686
	Sime Darby Property Bhd.	12,144,100	1,578
*	YNH Property Bhd.	2,014,000	1,362
	Pavilion REIT	3,696,200	1,236
	Matrix Concepts Holdings Bhd.	3,150,128	1,206
	UOA Development Bhd.	3,056,300	1,096
	SP Setia Bhd. Group	5,459,700	908
*	UEM Sunrise Bhd.	6,492,365	579
*	Eco World Development Group Bhd.	5,880,300	538
	YTL Hospitality REIT	2,169,500	368
	Eastern & Oriental Bhd.	3,902,997	339
*	Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	68
*	Eco World Development Group Bhd. Warrants Exp. 03/26/2022	450,320	10
			25,564
Mexico (0.7%)
	Fibra Uno Administracion SA de CV	14,717,985	11,151
	PLA Administradora Industrial SA de RL de CV	3,980,500	5,465
	Prologis Property Mexico SA de CV	2,303,823	4,616
	Corp Inmobiliaria Vesta SAB de CV	2,851,317	4,581
[1]	Macquarie Mexico Real Estate Management SA de CV	3,820,180	4,389
	Concentradora Fibra Danhos SA de CV	4,118,992	3,728
[1]	Concentradora Fibra Hotelera Mexicana SA de CV	825,077	176
			34,106
Netherlands (0.2%)
	Nsi NV	86,936	2,745
	Vastned Retail NV	99,350	2,627
	Eurocommercial Properties NV	186,428	2,035
^	Wereldhave NV	207,033	1,924
			9,331
New Zealand (0.6%)
	Goodman Property Trust	5,522,537	9,058
	Kiwi Property Group Ltd.	7,795,207	6,337

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Precinct Properties New Zealand Ltd.	5,407,070	6,325
	Argosy Property Ltd.	4,232,418	3,884
	Vital Healthcare Property Trust	1,689,799	3,249
			28,853
Norway (0.2%)
[1]	Entra ASA	816,017	10,668
	Selvaag Bolig ASA	227,638	1,135
			11,803
Other (0.2%)[2]
[3]	Vanguard Real Estate ETF	96,814	7,415

Philippines (1.4%)
	SM Prime Holdings Inc.	56,188,007	39,123
	Ayala Land Inc.	29,452,060	20,050
*	Megaworld Corp.	60,753,100	3,801
	Robinsons Land Corp.	10,018,872	3,103
	Vista Land & Lifescapes Inc.	15,723,178	1,093
*	DoubleDragon Properties Corp.	3,610,860	1,048
	Filinvest Land Inc.	42,515,000	851
	DM Wenceslao and Associates Inc.	3,626,900	403
*	Altus Property Ventures Inc.	68,234	18
			69,490
Poland (0.0%)
^	Develia SA	2,404,318	973
*	Epp NV	2,483,304	884
			1,857
Qatar (0.3%)
	Barwa Real Estate Co.	9,609,547	8,801
*	Ezdan Holding Group QSC	8,022,013	3,724
	United Development Co. QSC	8,808,965	3,575
*	Mazaya Real Estate Development QPSC	858,405	236
			16,336
Russia (0.1%)
	LSR Group PJSC GDR	1,098,070	2,421
*	Etalon Group plc GDR	956,902	1,546
			3,967
Saudi Arabia (0.5%)
*	Dar Al Arkan Real Estate Development Co.	2,711,888	5,763
*	Emaar Economic City	2,151,721	5,102
	Arabian Centres Co. Ltd.	538,739	3,479
	Jadwa REIT Saudi Fund	564,542	1,953
*	Saudi Real Estate Co.	451,767	1,756
	Arriyadh Development Co.	387,195	1,733
	Al Rajhi REIT	580,080	1,415
	Derayah REIT	443,920	1,252
	Riyad REIT Fund	543,759	1,172
	Alandalus Property Co.	180,644	948
	Musharaka Real Estate Income Fund	235,951	559
*	Alahli REIT Fund 1	89,712	206
			25,338
Singapore (5.7%)
	Ascendas REIT	14,124,481	29,804
	CapitaLand Mall Trust	22,629,976	28,685
	CapitaLand Ltd.	12,573,738	23,661
	Mapletree Logistics Trust	13,378,985	19,112
	Mapletree Industrial Trust	8,172,539	18,214
	Mapletree Commercial Trust	10,988,241	13,855
	Keppel DC REIT	6,350,564	13,484
	Frasers Logistics & Commercial Trust	12,766,152	11,512
	UOL Group Ltd.	2,427,578	11,065
	City Developments Ltd.	2,350,290	10,914
	Suntec REIT	10,715,427	10,523
	Frasers Centrepoint Trust	4,956,247	7,672
	Mapletree North Asia Commercial Trust	10,302,466	6,573
	Keppel REIT	8,654,915	6,312
	Parkway Life REIT	1,998,055	5,923
	Ascott Residence Trust	9,502,322	5,786
	Manulife US REIT	7,085,910	5,072
	Ascendas India Trust	3,625,900	3,454
	Cromwell European REIT	6,294,000	3,339
	CapitaLand Retail China Trust	3,572,958	3,063
	OUE Commercial REIT	12,162,767	2,901
	CDL Hospitality Trusts	3,938,906	2,860
	Esr-REIT	11,033,790	2,833
	Wing Tai Holdings Ltd.	1,963,200	2,573
	Sph REIT	4,364,500	2,381
	Yanlord Land Group Ltd.	2,981,304	2,293
	Keppel Pacific Oak US REIT	3,159,400	2,215
	ARA LOGOS Logistics Trust	5,017,142	2,187
	Starhill Global REIT	7,144,868	2,172
	Aims Apac REIT	2,270,976	1,964

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Far East Hospitality Trust	4,346,392	1,783
	Prime US REIT	2,340,600	1,732
	Lendlease Global Commercial REIT	3,762,500	1,681
	Sasseur REIT	2,553,000	1,402
	Soilbuild Business Space REIT	4,192,748	1,382
	OUE Ltd.	1,471,600	1,207
	IREIT Global	2,550,753	1,102
	Frasers Hospitality Trust	3,744,800	1,097
	Sabana Shari’ah Compliant Industrial REIT	3,952,672	1,013
	First REIT	2,910,354	853
	Chip Eng Seng Corp. Ltd.	2,414,875	761
	Lippo Malls Indonesia Retail Trust	9,515,206	614
	Oxley Holdings Ltd.	3,734,700	575
§	Eagle Hospitality Trust	2,602,300	357
*	Ying Li International Real Estate Ltd.	3,210,900	176
	EC World REIT	237,500	122
*	Mapletree Logistics Trust Rights Exp. 11/10/2020	254,930	—
			278,259
South Africa (0.8%)
	Growthpoint Properties Ltd.	15,065,630	9,856
	NEPI Rockcastle plc	2,064,182	7,320
	Fortress REIT Ltd. Class A	5,954,321	4,595
	Redefine Properties Ltd.	27,416,277	3,369
^	Equites Property Fund Ltd.	3,059,437	2,930
	Resilient REIT Ltd.	1,471,025	2,784
*	Hyprop Investments Ltd.	1,303,058	1,613
	Stor-Age Property REIT Ltd.	2,167,082	1,586
	Vukile Property Fund Ltd.	4,247,961	1,263
	Investec Property Fund Ltd.	2,335,964	1,078
	SA Corporate Real Estate Ltd.	13,081,215	975
	Emira Property Fund Ltd.	2,191,900	843
	Attacq Ltd.	3,793,273	727
	Arrowhead Properties Ltd. Class B	4,741,971	440
*	Fortress REIT Ltd. Class B	3,710,047	394
			39,773
South Korea (0.2%)
	LOTTE REIT Co. Ltd.	462,242	2,208
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	474,501	1,693
	SK D&D Co. Ltd.	38,717	1,395
^	Shinhan Alpha REIT Co. Ltd.	198,560	1,261
	Korea Real Estate Investment & Trust Co. Ltd.	378,213	601
			7,158
Spain (0.5%)
	Merlin Properties Socimi SA	1,677,392	11,291
	Inmobiliaria Colonial Socimi SA	1,261,064	8,977
*,1	Aedas Homes SA	97,315	1,926
*,1	Metrovacesa SA	235,488	1,327
	Lar Espana Real Estate Socimi SA	317,424	1,132
*	Quabit Inmobiliaria SA	125,800	48
			24,701
Sweden (3.2%)
	Castellum AB	1,214,634	25,290
*	Fastighets AB Balder Class B	491,769	23,144
	Fabege AB	1,370,571	17,306
	Wallenstam AB	1,056,506	14,005
	Wihlborgs Fastigheter AB	680,373	12,263
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	4,070,463	11,203
	Hufvudstaden AB Class A	602,401	7,864
	Kungsleden AB	920,178	7,808
*	Nyfosa AB	891,802	7,374
	Catena AB	122,668	4,993
	Klovern AB	2,702,324	4,118
	Atrium Ljungberg AB	244,410	3,948
	Dios Fastigheter AB	448,821	3,142
	Cibus Nordic Real Estate AB	156,345	2,713
	Platzer Fastigheter Holding AB Class B	260,530	2,496
^	Akelius Residential Property AB	1,087,531	1,968

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Samhallsbyggnadsbolaget i Norden AB	548,937	1,784
	Sagax AB	485,641	1,692
	NP3 Fastigheter AB	118,623	1,382
*	K-fast Holding AB Class B	37,724	911
			155,404
Switzerland (1.8%)
	Swiss Prime Site AG	381,904	32,130
	PSP Swiss Property AG	212,326	25,676
	Allreal Holding AG	72,886	15,437
	Mobimo Holding AG	33,775	9,760
	Intershop Holding AG	6,517	3,996
			86,999
Taiwan (0.9%)
	Highwealth Construction Corp.	5,181,598	7,526
	Ruentex Development Co. Ltd.	5,044,986	6,976
	Huaku Development Co. Ltd.	1,225,854	3,717
	Chong Hong Construction Co. Ltd.	1,165,297	3,246
	Prince Housing & Development Corp.	6,182,478	2,282
	Kindom Development Co. Ltd.	1,840,000	2,242
	Farglory Land Development Co. Ltd.	1,254,631	1,932
	Kuoyang Construction Co. Ltd.	2,072,887	1,712
	Cathay Real Estate Development Co. Ltd.	2,567,100	1,711
	Hung Sheng Construction Ltd.	2,334,400	1,397
	Radium Life Tech Co. Ltd.	3,274,125	1,210
	ZongTai Real Estate Development Co. Ltd.	873,516	1,180
	Chung Lien Transportation Co. Ltd.	434,000	1,058
	Hong Pu Real Estate Development Co. Ltd.	1,215,194	1,010
	Huang Hsiang Construction Corp.	712,000	965
*	King’s Town Construction Co. Ltd.	710,000	941
*	Taiwan Land Development Corp.	3,639,450	936
*	Shining Building Business Co. Ltd.	2,218,869	789
	KEE TAI Properties Co. Ltd.	2,222,869	750
*	Sakura Development Co. Ltd.	591,000	620
	Hung Ching Development & Construction Co. Ltd.	726,000	467
	Sweeten Real Estate Development Co. Ltd.	528,896	396
	Advancetek Enterprise Co. Ltd.	435,000	291
			43,354
Thailand (1.0%)
	Central Pattana PCL	6,737,600	8,323
	CPN Retail Growth Leasehold REIT	8,954,935	5,227
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	8,839,330	4,225
	Land & Houses PCL	18,700,800	3,835
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	7,532,100	3,068
^	WHA Corp. PCL	37,089,186	2,828
	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	6,578,296	2,678
	IMPACT Growth REIT	3,211,100	1,802
	Supalai PCL	3,384,781	1,704
	Siam Future Development PCL	11,757,560	1,606
^	Quality Houses PCL	20,853,300	1,390
§	Pruksa Real Estate PCL	3,024,500	1,302
	Bangkok Land PCL	41,623,095	1,295
	Mbk Pcl	3,189,300	1,104
	Origin Property PCL	5,011,798	1,060
	S Prime Growth Leasehold REIT	4,456,100	1,000
	Asian Property Development PCL (Foreign)	4,977,520	997
	Amata Corp. PCL (Foreign)	2,509,523	941
	Pruksa Holding PCL	2,842,100	893
	Noble Development PCL	1,033,500	660
^	Singha Estate PCL	14,174,500	504
*,^	U City PCL	13,700,024	479
	Hemaraj Leasehold REIT	1,781,000	423
^	LPN Development PCL	2,977,800	363

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	SC Asset Corp. PCL (Foreign)	4,247,437	313
^	SC Asset Corp. PCL NVDR	4,237,400	312
	Sansiri PCL (Foreign)	15,046,300	280
	Sansiri PCL	13,342,700	248
*	Amata Corp. PCL	581,900	218
	Frasers Property Thailand PCL NVDR	354,499	110
	Property Perfect PCL	3,306,790	35
*	MBK PCL Warrants Exp. 12/31/2023	127,968	32
§,*	PACE Development Corp. PCL Warrants Exp. 08/29/2022	11,308,800	7
	Platinum Group PCL	58,400	4
	Frasers Property Thailand PCL (Foreign)	1,501	—
*	Property Perfect PCL Rights	3,106,237	—
*	Hemaraj Leasehold REIT Rights Exp. 11/27/2020	348,363	—
			49,266
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,982,667	2,043
*	Is Gayrimenkul Yatirim Ortakligi AS	2,560,380	581
*	Vakif Gayrimenkul Yatirim Ortakligi AS	886,021	357
			2,981
United Arab Emirates (0.8%)
	Aldar Properties PJSC	19,411,748	14,334
*	Emaar Properties PJSC	17,566,953	12,589
*	Emaar Malls PJSC	9,985,967	3,982
*	Emaar Development PJSC	4,305,538	2,647
*	DAMAC Properties Dubai Co. PJSC	8,622,014	2,537
*	Deyaar Development PJSC	7,761,390	569
	RAK Properties PJSC	5,356,151	560
*	Eshraq Investments PJSC	6,041,280	495
			37,713
United Kingdom (7.0%)
	Segro plc	5,959,292	69,633
	Land Securities Group plc	3,764,176	24,836
*	UNITE Group plc	2,000,009	21,584
	British Land Co. plc	4,720,458	21,317
	Derwent London plc	550,175	18,946
	Tritax Big Box REIT plc	8,584,204	17,417
	Assura plc	13,420,844	13,249
	LondonMetric Property plc	4,573,532	12,787
	Grainger plc	3,430,012	12,426
	Primary Health Properties plc	6,614,536	12,339
	Big Yellow Group plc	836,720	11,924
	Safestore Holdings plc	1,062,889	11,065
	Great Portland Estates plc	1,288,265	9,631
	Shaftesbury plc	1,173,384	6,916
	Capital & Counties Properties plc	4,336,576	5,878
	Workspace Group plc	641,119	5,125
	Sirius Real Estate Ltd.	4,983,556	4,747
	Supermarket Income Reit plc	3,339,894	4,457
	St. Modwen Properties plc	1,023,180	4,395
	Civitas Social Housing plc	3,160,786	4,259
	Hammerson plc	19,081,935	4,030
	LXI REIT plc	2,652,455	3,761
	UK Commercial Property REIT Ltd.	3,754,118	3,317
	BMO Commercial Property Trust Ltd.	4,034,366	3,215
	GCP Student Living plc	2,081,410	3,020
[1]	Triple Point Social Housing REIT plc	1,836,186	2,510
	Helical plc	535,604	2,359
	Picton Property Income Ltd.	2,833,967	2,288
	Empiric Student Property plc	3,124,527	2,186
	CLS Holdings plc	830,226	2,132
	Urban & Civic plc	754,460	2,004
*	Custodian REIT plc	1,657,735	1,832
	Impact Healthcare REIT plc	1,420,853	1,822
	Phoenix Spree Deutschland Ltd.	445,298	1,800
[1]	Regional REIT Ltd.	2,119,113	1,713
	Redefine International plc	1,371,212	1,577
	MAS Real Estate Inc.	2,320,305	1,458
	NewRiver REIT plc	1,522,304	1,252
	Standard Life Investment Property Income Trust Ltd.	1,757,675	1,207
	Schroder REIT Ltd.	2,939,415	1,173

18

Global ex-U.S. Real Estate Index Fund

		Market
		Value•
	Shares	($000)
AEW UK REIT plc	806,771	794
§,* Intu Properties plc	5,001,586	115
* Shaftesbury plc Rights Exp. 11/11/2020	142,047	101
U & I Group plc	80,089	58
		338,655
United States (0.1%)
^ Brookfield Property REIT Inc. Class A	280,716	4,141
Total Common Stocks (Cost $5,643,580)		4,807,641
Temporary Cash Investments (3.3%)
Money Market Fund (3.2%)
[4,5] Vanguard Market Liquidity Fund, 0.112%	1,542,745	154,274

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[6] United States Cash Management Bill, 0.145%, 12/15/2020	2,900	2,900
[6] United States Treasury Bill, 0.109%, 12/31/2020	702	702
		3,602
Total Temporary Cash Investments (Cost $157,879)		157,876
Total Investments (102.5%) (Cost $5,801,459)		4,965,517
Other Assets and Liabilities—Net (-2.5%)		(120,402)
Net Assets (100%)		4,845,115

Cost is in $000.

•	See Note A in Notes to Financial Statements.

§	Security value determined using significant unobservable inputs.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,661,000.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $107,646,000, representing 2.2% of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5	Includes collateral received for securities on loan.

6	Securities with a value of $2,089,000 have been segregated as initial margin for open futures contracts.

GDR—Global Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

19

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	December 2020	335	18,457	(35)
Topix Index	December 2020	52	7,813	(188)
E-mini S&P 500 Index	December 2020	7	1,143	(45)
				(268)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
State Street Bank & Trust Co.	1/14/21	HKD	202,937	USD	26,175	—	—
UBS AG	1/14/21	EUR	7,280	USD	8,599	—	(104)
Goldman Sachs International	1/14/21	JPY	276,620	USD	2,644	1	—
Bank of America, N.A.	1/14/21	USD	26,164	HKD	202,937	—	(12)
Standard Chartered Bank	1/14/21	USD	8,544	EUR	7,280	49	—
Bank of America, N.A.	1/14/21	USD	2,912	GBP	2,267	—	(27)
Barclays Bank plc	1/14/21	USD	2,620	JPY	276,621	—	(25)
						50	(168)

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

JPY—Japanese yen.

USD—U.S. dollar.

20

Global ex-U.S. Real Estate Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Northview Apartment REIT	9/2/21	BOANA	4,961	1.098	41	—

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,639,653)	4,803,828
Affiliated Issuers (Cost $161,806)	161,689
Total Investments in Securities	4,965,517
Investment in Vanguard	212
Cash	250
Foreign Currency, at Value (Cost $17,437)	17,503
Receivables for Investment Securities Sold	14,035
Receivables for Accrued Income	20,592
Receivables for Capital Shares Issued	488
Unrealized Appreciation—Forward Currency Contracts	50
Unrealized Appreciation—Over-the-Counter Swap Contracts	41
Total Assets	5,018,688
Liabilities
Payables for Investment Securities Purchased	17,415
Collateral for Securities on Loan	154,337
Payables for Capital Shares Redeemed	1,113
Payables to Vanguard	296
Variation Margin Payable—Futures Contracts	244
Unrealized Depreciation—Forward Currency Contracts	168
Total Liabilities	173,573
Net Assets	4,845,115

22

Global ex-U.S. Real Estate Index Fund

Statement of Assets and Liabilities (continued)

At October 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,255,612
Total Distributable Earnings (Loss)	(1,410,497)
Net Assets	4,845,115

ETF Shares—Net Assets
Applicable to 89,694,555 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,219,424
Net Asset Value Per Share—ETF Shares	$47.04

Admiral Shares—Net Assets
Applicable to 14,752,517 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	420,583
Net Asset Value Per Share—Admiral Shares	$28.51

Institutional Shares—Net Assets
Applicable to 2,159,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	205,108
Net Asset Value Per Share—Institutional Shares	$94.98

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	198,821
Dividends—Affiliated Issuers	241
Interest—Unaffiliated Issuers	15
Interest—Affiliated Issuers	35
Securities Lending—Net	3,254
Total Income	202,366
Expenses
The Vanguard Group—Note B
Investment Advisory Services	849
Management and Administrative—ETF Shares	3,792
Management and Administrative—Admiral Shares	452
Management and Administrative—Institutional Shares	170
Marketing and Distribution—ETF Shares	206
Marketing and Distribution—Admiral Shares	30
Marketing and Distribution—Institutional Shares	8
Custodian Fees	790
Auditing Fees	37
Shareholders’ Reports—ETF Shares	570
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	6,916
Expenses Paid Indirectly	(126)
Net Expenses	6,790
Net Investment Income	195,576
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	(112,152)
Investment Securities Sold—Affiliated Issuers	(1,015)
Futures Contracts	1,983
Swap Contracts	539
Forward Currency Contracts	(91)
Foreign Currencies	49
Realized Net Gain (Loss)	(110,687)

24

Global ex-U.S. Real Estate Index Fund

Statement of Operations (continued)
Year Ended
October 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,219,897)
Investment Securities—Affiliated Issuers	(2,070)
Futures Contracts	(690)
Swap Contracts	41
Forward Currency Contracts	(237)
Foreign Currencies	587
Change in Unrealized Appreciation (Depreciation)	(1,222,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,137,377)

1 Dividends are net of foreign withholding taxes of $17,938,000.

2 Includes $88,187,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195,576	228,005
Realized Net Gain (Loss)	(110,687)	4,956
Change in Unrealized Appreciation (Depreciation)	(1,222,266)	890,079
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,137,377)	1,123,040
Distributions[1]
Investor Shares	—	(1,426)
ETF Shares	(358,889)	(218,936)
Admiral Shares	(37,035)	(19,819)
Institutional Shares	(14,097)	(7,705)
Total Distributions	(410,021)	(247,886)
Capital Share Transactions
Investor Shares	—	(56,179)
ETF Shares	(372,426)	(96,341)
Admiral Shares	(56,772)	70,373
Institutional Shares	27,341	90,770
Net Increase (Decrease) from Capital Share Transactions	(401,857)	8,623
Total Increase (Decrease)	(1,949,255)	883,777
Net Assets
Beginning of Period	6,794,370	5,910,593
End of Period	4,845,115	6,794,370

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$60.79	$52.99	$59.49	$53.35	$53.58
Investment Operations
Net Investment Income[1]	1.761	2.033	2.672	1.900	1.752
Net Realized and Unrealized Gain (Loss) on Investments	(11.864)	7.969	(6.240)	6.325	(.241)
Total from Investment Operations	(10.103)	10.002	(3.568)	8.225	1.511
Distributions
Dividends from Net Investment Income	(3.647)	2.202	(2.932)	(2.085)	(1.741)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.647)	2.202	(2.932)	(2.085)	(1.741)
Net Asset Value, End of Period	$47.04	$60.79	$52.99	$59.49	$53.35

Total Return	-17.71%	19.47%	-6.42%	16.13%	2.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,219	$5,945	$5,270	$5,122	$3,616
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.44%	3.54%	4.51%	3.44%	3.30%
Portfolio Turnover Rate[2]	11%	7%	7%	6%	7%

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$36.84	$32.11	$36.05	$32.33	$32.47
Investment Operations
Net Investment Income[1]	1.079	1.236	1.620	1.141	1.058
Net Realized and Unrealized Gain (Loss) on Investments	(7.199)	4.828	(3.784)	3.844	(.139)
Total from Investment Operations	(6.120)	6.064	(2.164)	4.985	.919
Distributions
Dividends from Net Investment Income	(2.210)	1.334	(1.776)	(1.265)	(1.059)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.210)	1.334	(1.776)	(1.265)	(1.059)
Net Asset Value, End of Period	$28.51	$36.84	$32.11	$36.05	$32.33

Total Return[2]	-17.71%	19.46%	-6.43%	16.15%	2.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$421	$617	$475	$453	$373
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.49%	3.55%	4.51%	3.44%	3.30%
Portfolio Turnover Rate[3]	11%	7%	7%	6%	7%

1	Calculated based on average shares outstanding.

2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$122.73	$106.98	$120.11	$107.71	$108.17
Investment Operations
Net Investment Income[1]	3.646	4.143	5.543	3.889	3.559
Net Realized and Unrealized Gain (Loss) on Investments	(24.030)	16.064	(12.740)	12.741	(.483)
Total from Investment Operations	(20.384)	20.207	(7.197)	16.630	3.076
Distributions
Dividends from Net Investment Income	(7.366)	4.457	(5.933)	(4.230)	(3.536)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.366)	4.457	(5.933)	(4.230)	(3.536)
Net Asset Value, End of Period	$94.98	$122.73	$106.98	$120.11	$107.71

Total Return[2]	-17.71%	19.46%	-6.42%	16.17%	2.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$205	$232	$115	$156	$165
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.55%	3.57%	4.52%	3.46%	3.32%
Portfolio Turnover Rate[3]	11%	7%	7%	6%	7%

1	Calculated based on average shares outstanding.

2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with

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Global ex-U.S. Real Estate Index Fund

the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

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Global ex-U.S. Real Estate Index Fund

During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

During the year ended October 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

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Global ex-U.S. Real Estate Index Fund

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

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Global ex-U.S. Real Estate Index Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $212,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Global ex-U.S. Real Estate Index Fund

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $126,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	182,927	4,619,070	5,644	4,807,641
Temporary Cash Investments	154,274	3,602	—	157,876
Total	337,201	4,622,672	5,644	4,965,517
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	50	—	50
Swap Contracts	—	41	—	41
Total	—	91	—	91
Liabilities
Futures Contracts[1]	244	—	—	244
Forward Currency Contracts	—	168	—	168
Total	244	168	—	412

1 Represents variation margin on the last day of the reporting period.

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Global ex-U.S. Real Estate Index Fund

E.  At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	50	50
Unrealized Appreciation—Over-the-Counter Swap Contracts	41	—	41
Total Assets	41	50	91

Variation Margin Payable—Futures Contracts	244	—	244
Unrealized Depreciation—Forward Currency Contracts	—	168	168
Total Liabilities	244	168	412

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,983	—	1,983
Swap Contracts	539	—	539
Forward Currency Contracts	—	(91)	(91)
Realized Net Gain (Loss) on Derivatives	2,522	(91)	2,431

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(690)	—	(690)
Swap Contracts	41	—	41
Forward Currency Contracts	—	(237)	(237)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(649)	(237)	(886)

F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, corporate actions, swap agreements, and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	44,517
Total Distributable Earnings (Loss)	(44,517)

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Global ex-U.S. Real Estate Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; the treatment of income from corporate actions; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	27,220
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(477,984)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(959,733)

The tax character of distributions paid was as follows:

	October 31, 2020	October 31, 2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	410,021	247,886
Long-Term Capital Gains	—	—
Total	410,021	247,886

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,925,268
Gross Unrealized Appreciation	516,916
Gross Unrealized Depreciation	(1,476,867)
Net Unrealized Appreciation (Depreciation)	(959,951)

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Global ex-U.S. Real Estate Index Fund

G.  During the year ended October 31, 2020, the fund purchased $898,945,000 of investment securities and sold $1,504,493,000 of investment securities, other than temporary cash investments. Purchases and sales include $272,486,000 and $624,923,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H.  Capital share transactions for each class of shares were:

			Year Ended October 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	—	—	6,420	274
Issued in Lieu of Cash Distributions	—	—	1,213	58
Redeemed[2,3]	—	—	(63,812)	(2,743)
Net Increase (Decrease)—Investor Shares	—	—	(56,179)	(2,411)
ETF Shares
Issued[1]	299,697	5,699	482,975	8,342
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed2 3	(672,123)	(13,800)	(579,316)	(10,000)
Net Increase (Decrease)—ETF Shares	(372,426)	(8,101)	(96,341)	(1,658)
Admiral Shares
Issued[1,3]	125,819	4,401	145,581	4,167
Issued in Lieu of Cash Distributions	28,790	825	16,080	490
Redeemed[2]	(211,381)	(7,235)	(91,288)	(2,674)
Net Increase (Decrease)—Admiral Shares	(56,772)	(2,009)	70,373	1,983
Institutional Shares
Issued[1]	32,658	330	95,873	861
Issued in Lieu of Cash Distributions	5,630	48	3,296	30
Redeemed[2]	(10,947)	(112)	(8,399)	(73)
Net Increase (Decrease)—Institutional Shares	27,341	266	90,770	818

1	Includes purchase fees for fiscal 2020 and 2019 of $396,000 and $462,000, respectively (fund totals).

2	Net of redemption fees for fiscal 2020 and 2019 of $473,000 and $230,000, respectively (fund totals).

3	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 2,294,000 and 1,514,000 shares, respectively, in the amount of $53,445,000 from the conversion during the year ended October 31, 2019.

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Global ex-U.S. Real Estate Index Fund

I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	98,940	NA2	NA2	(55)	(16)	35	—	154,274
Vanguard Real Estate ETF	11,053	5,221	5,739	(960)	(2,054)	241	—	7,415
Total	109,993			(1,015)	(2,070)	276	—	161,689

1 Does not include adjustments related to return of capital.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 15, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

40

Special 2020 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $31,285,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $246,821,000 and foreign taxes paid of $15,231,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

41

The S&P Global ex-U.S. Property Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Global ex-U.S. Real Estate Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Global ex-U.S. Real Estate Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Global ex-U.S. Real Estate Index Fund particularly or the ability of the S&P Global ex-U.S. Property Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Global ex-U.S. Property Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Global ex-U.S. Property Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Global ex-U.S. Real Estate Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Global ex-U.S. Real Estate Index Fund into consideration in determining, composing or calculating the S&P Global ex-U.S. Property Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Global ex-U.S. Real Estate Index Fund or the timing of the issuance or sale of Vanguard Global ex-U.S. Real Estate Index Fund or in the determination or calculation of the equation by which Vanguard Global ex-U.S. Real Estate Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Global ex-U.S. Real Estate Index Fund. There is no assurance that investment products based on the S&P Global ex-U.S. Property Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD GLOBAL EX-U.S. REAL ESTATE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

42

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork- Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q7380 122020

Annual Report  |  October 31, 2020
Vanguard Emerging Markets Stock Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2020, returns for Vanguard Emerging Markets Stock Index Fund ranged from 7.55% for Investor Shares to 7.78% for Institutional Plus Shares. The fund performed in line with its benchmark index, which returned 7.52%.
•	The global spread of COVID-19 and efforts to contain it marked the fiscal year. However, responses from policymakers, the start of trials for vaccines and treatments, and the easing of some restrictions eventually lifted investor sentiment. Emerging markets outperformed developed markets outside the U.S. but trailed the U.S. market.
•	At the sector level, technology and consumer discretionary stocks powered the advance of emerging markets. They returned nearly 60% and more than 40%, respectively. Offsetting much of those gains were financial and energy stocks, which returned about –19% and about –26%, respectively.
•	Just five of 27 markets advanced. Double-digit declines were widespread, with Brazil (–38%) and South Africa (–15%) detracting most. The fund booked a positive return thanks almost entirely to soaring share prices in China and Taiwan, which accounted for 46% and 16% of the fund, respectively, at the end of the fiscal year.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15
CPI
Consumer Price Index	1.18%	1.82%	1.83%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2020
	Beginning Account Value 4/30/2020	Ending Account Value 10/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,218.20	$1.62
FTSE Emerging Markets ETF Shares	1,000.00	1,219.60	0.56
AdmiralTM Shares	1,000.00	1,218.20	0.78
Institutional Shares	1,000.00	1,219.70	0.56
Institutional Plus Shares	1,000.00	1,219.70	0.45
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.68	$1.48
FTSE Emerging Markets ETF Shares	1,000.00	1,024.63	0.51
Admiral Shares	1,000.00	1,024.43	0.71
Institutional Shares	1,000.00	1,024.63	0.51
Institutional Plus Shares	1,000.00	1,024.73	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.29% for Investor Shares, 0.10% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

Emerging Markets Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2010, Through October 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Investor Shares	7.55%	7.26%	1.99%	$12,179
Spliced Emerging Markets Index	7.52	7.35	2.23	12,463
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452
Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Emerging Markets ETF Shares Net Asset Value	7.77%	7.47%	2.17%	$12,399
FTSE Emerging Markets ETF Shares Market Price	7.68	7.46	2.10	12,309
Spliced Emerging Markets Index	7.52	7.35	2.23	12,463
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

See Financial Highlights for dividend and capital gains information.
4

Emerging Markets Stock Index Fund
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Admiral Shares	7.72%	7.43%	2.16%	$12,378
Spliced Emerging Markets Index	7.52	7.35	2.23	12,463
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	14,452

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Emerging Markets Stock Index Fund Institutional Shares	7.76%	7.47%	2.20%	$6,215,197
Spliced Emerging Markets Index	7.52	7.35	2.23	6,231,369
FTSE Global All Cap ex US Index	-2.10	4.47	3.75	7,226,072

	One Year	Five Years	Since Inception (12/15/2010)	Final Value of a $100,000,000 Investment
Emerging Markets Stock Index Fund Institutional Plus Shares	7.78%	7.50%	2.14%	$123,251,140
Spliced Emerging Markets Index	7.52	7.35	2.11	122,870,970
FTSE Global All Cap ex US Index	-2.10	4.47	3.58	141,549,880
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: October 31, 2010, Through October 31, 2020
	One Year	Five Years	Ten Years
FTSE Emerging Markets ETF Shares Market Price	7.68%	43.30%	23.09%
FTSE Emerging Markets ETF Shares Net Asset Value	7.77	43.37	23.99
Spliced Emerging Markets Index	7.52	42.58	24.63
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

Emerging Markets Stock Index Fund
Fund Allocation
As of October 31, 2020
Basic Materials	5.8%
Consumer Discretionary	19.0
Consumer Staples	5.5
Energy	5.6
Financials	17.9
Health Care	4.5
Industrials	6.3
Other	0.1
Real Estate	3.5
Technology	24.8
Telecommunications	4.4
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
6

Emerging Markets Stock Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of October 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Australia			5,069	0.0%
Brazil
	Vale SA	35,564,436	375,295	0.4%
	B3 SA - Brasil Bolsa Balcao	26,696,276	237,514	0.3%
	Petroleo Brasileiro SA	61,568,675	203,872	0.2%
	Itau Unibanco Holding SA Preference Shares	41,681,535	170,563	0.2%
	Banco Bradesco SA Preference Shares	41,820,540	146,934	0.2%
	Petroleo Brasileiro SA Preference Shares	34,203,551	112,900	0.1%
	Itau Unibanco Holding SA ADR	21,188,745	86,662	0.1%
	Vale SA Class B ADR	7,267,850	76,821	0.1%
	Banco Bradesco SA	16,358,727	51,802	0.1%
	Banco Bradesco SA ADR[1]	12,850,420	44,976	0.1%
	Petroleo Brasileiro SA ADR	5,639,547	37,277	0.1%
	Itau Unibanco Holding SA	3,800,912	14,560	0.0%
	CPFL Energia SA	2,571,447	12,490	0.0%
†	Other*,1,2,3		2,680,370	3.0%
			4,252,036	4.9%
†Chile*			515,459	0.6%
China
	Alibaba Group Holding Ltd. ADR*	23,113,555	7,042,469	8.1%
	Tencent Holdings Ltd.	75,281,282	5,751,915	6.6%
	Meituan Class B *	47,138,369	1,757,280	2.0%
	JD.com Inc. ADR*	11,275,122	919,148	1.1%
	China Construction Bank Corp. Class H	1,201,722,103	828,123	1.0%
	Ping An Insurance Group Co. of China Ltd. Class H	70,421,313	728,133	0.9%
	Industrial & Commercial Bank of China Ltd. Class H	1,050,775,614	596,698	0.7%
	Baidu Inc. ADR*	3,564,387	474,242	0.6%
7

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Xiaomi Corp. Class B *,2	160,877,720	457,542	0.5%
NetEase Inc. ADR	4,939,776	428,723	0.5%
China Mobile Ltd.	69,313,049	423,956	0.5%
NIO Inc. ADR*	12,601,077	385,341	0.5%
Wuxi Biologics Cayman Inc. *,2	12,574,522	353,139	0.4%
TAL Education Group ADR*	5,117,138	340,085	0.4%
Pinduoduo Inc. ADR*	3,627,355	326,389	0.4%
Bank of China Ltd. Class H	1,025,343,735	323,866	0.4%
China Merchants Bank Co. Ltd. Class H	57,737,295	300,750	0.4%
New Oriental Education & Technology Group Inc. ADR*	1,790,516	287,163	0.4%
China Life Insurance Co. Ltd. Class H	99,996,734	218,185	0.3%
BYD Co. Ltd. Class H	10,576,656	213,805	0.3%
Kweichow Moutai Co. Ltd. Class A (XSSC)	777,167	194,173	0.2%
CNOOC Ltd.	207,028,883	189,422	0.2%
Agricultural Bank of China Ltd. Class H	454,342,343	154,575	0.2%
Alibaba Health Information Technology Ltd. *	55,975,112	146,791	0.2%
China Resources Land Ltd.	34,925,325	142,833	0.2%
China Petroleum & Chemical Corp. Class H	341,794,822	133,461	0.2%
China Resources Beer Holdings Co. Ltd.	20,351,124	126,270	0.2%
Ping An Insurance Group Co. of China Ltd. Class A	10,672,707	124,205	0.2%
China Overseas Land & Investment Ltd.	49,118,341	123,375	0.2%
Kweichow Moutai Co. Ltd. Class A (XSHG)	366,461	91,559	0.1%
China Shenhua Energy Co. Ltd. Class H	46,891,360	81,246	0.1%
Autohome Inc. ADR	773,609	73,918	0.1%
PetroChina Co. Ltd. Class H	262,069,227	73,599	0.1%
Postal Savings Bank of China Co. Ltd. Class H [2]	125,965,010	61,819	0.1%
China Telecom Corp. Ltd. Class H	187,115,743	58,737	0.1%
PICC Property & Casualty Co. Ltd. Class H	85,156,207	57,797	0.1%
China Resources Gas Group Ltd.	12,074,405	52,466	0.1%
China Merchants Bank Co. Ltd. Class A (XSSC)	8,492,749	50,539	0.1%
China CITIC Bank Corp. Ltd. Class H	110,219,476	44,860	0.1%
CITIC Ltd.	61,203,026	43,756	0.1%
China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	1,316,282	39,240	0.1%
Sinopharm Group Co. Ltd. Class H	17,056,425	39,186	0.1%
China Resources Cement Holdings Ltd.	29,469,076	38,588	0.1%
Industrial & Commercial Bank of China Ltd. Class A (XSSC)	51,061,779	37,525	0.1%
China Communications Construction Co. Ltd. Class H	67,214,670	35,195	0.1%
CGN Power Co. Ltd. Class H [2]	155,402,514	33,330	0.1%
Agricultural Bank of China Ltd. Class A (XSSC)	67,860,295	31,929	0.1%
People's Insurance Co. Group of China Ltd. Class H	106,873,422	31,801	0.1%
China Longyuan Power Group Corp. Ltd. Class H	45,298,493	31,048	0.1%
Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	30,140	0.1%
China Taiping Insurance Holdings Co. Ltd.	19,576,600	29,564	0.1%
China Galaxy Securities Co. Ltd. Class H	52,456,875	28,790	0.1%
Dongfeng Motor Group Co. Ltd. Class H	39,232,430	27,636	0.1%
JD.com Inc. Class A *	664,136	27,089	0.1%
China Resources Power Holdings Co. Ltd.	25,187,149	26,215	0.1%
Kunlun Energy Co. Ltd.	40,109,541	25,967	0.1%
China Yangtze Power Co. Ltd. Class A (XSHG)	8,999,991	25,532	0.1%
China Life Insurance Co. Ltd. Class A	3,668,840	25,314	0.1%
CRRC Corp. Ltd. Class H	63,132,812	24,488	0.1%
China Construction Bank Corp. Class A (XSSC)	25,753,909	24,202	0.1%
China Literature Ltd. *,1,2	2,914,364	23,943	0.1%
Alibaba Pictures Group Ltd. *	176,009,250	22,987	0.1%
China State Construction Engineering Corp. Ltd. Class A (XSSC)	29,655,370	22,670	0.1%
8

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Shanghai Baosight Software Co. Ltd. Class B	5,735,372	22,398	0.1%
Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	22,375	0.1%
BYD Co. Ltd. Class A (XSEC)	929,638	22,181	0.1%
China Cinda Asset Management Co. Ltd. Class H	118,133,276	22,161	0.1%
Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,827,479	21,025	0.0%
China Railway Construction Corp. Ltd. Class H	30,827,689	20,883	0.0%
Bank of China Ltd. Class A (XSSC)	40,661,200	19,315	0.0%
China Merchants Port Holdings Co. Ltd.	17,626,671	18,737	0.0%
Ping An Bank Co. Ltd. Class A (XSEC)	6,479,400	17,195	0.0%
China State Construction International Holdings Ltd.	24,537,728	17,022	0.0%
AviChina Industry & Technology Co. Ltd. Class H	32,812,476	16,927	0.0%
Air China Ltd. Class H	25,822,808	16,705	0.0%
China Oilfield Services Ltd. Class H	26,348,348	15,911	0.0%
China Huarong Asset Management Co. Ltd. Class H [2]	147,050,113	15,407	0.0%
Beijing Capital International Airport Co. Ltd. Class H	24,182,447	14,776	0.0%
China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	487,540	14,534	0.0%
China Southern Airlines Co. Ltd. Class H *,1	27,475,638	14,391	0.0%
OneConnect Financial Technology Co. Ltd. ADR*,1	657,471	13,241	0.0%
China Overseas Property Holdings Ltd.	17,836,311	12,954	0.0%
China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	12,562	0.0%
China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	12,390	0.0%
China Power International Development Ltd.	61,379,063	11,819	0.0%
China Yangtze Power Co. Ltd. Class A (XSSC)	4,162,028	11,807	0.0%
China Resources Pharmaceutical Group Ltd. [2]	22,315,126	11,156	0.0%
Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,548,981	10,973	0.0%
China Petroleum & Chemical Corp. Class A	18,412,819	10,734	0.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	10,630	0.0%
CRRC Corp. Ltd. Class A (XSSC)	13,168,235	10,613	0.0%
Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	13,625,974	10,277	0.0%
Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	3,871,454	9,346	0.0%
Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	9,153	0.0%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,360,131	8,753	0.0%
China Coal Energy Co. Ltd. Class H	35,323,653	8,629	0.0%
Sinotrans Ltd. Class H	29,094,836	8,616	0.0%
China Reinsurance Group Corp. Class H	88,755,940	8,495	0.0%
Alibaba Group Holding Ltd. *	206,200	7,814	0.0%
China Railway Construction Corp. Ltd. Class A (XSSC)	6,174,277	7,696	0.0%
Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	7,591	0.0%
Sinopec Engineering Group Co. Ltd. Class H	19,398,064	7,540	0.0%
China Shenhua Energy Co. Ltd. Class A (XSSC)	2,942,948	7,327	0.0%
China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,616	0.0%
BYD Co. Ltd. Class A (XSHE)	273,948	6,536	0.0%
China Railway Signal & Communication Corp. Ltd. Class H [1,2]	19,535,798	6,443	0.0%
PetroChina Co. Ltd. Class A	10,277,690	6,253	0.0%
Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	7,651,784	6,111	0.0%
Angang Steel Co. Ltd. Class H [1]	20,578,652	6,042	0.0%
China National Nuclear Power Co. Ltd. Class A (XSHG)	8,479,747	5,620	0.0%
BOC International China Co. Ltd. Class A	1,424,427	4,903	0.0%
Sinopec Kantons Holdings Ltd.	13,230,976	4,783	0.0%
Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	12,264,392	4,731	0.0%
China National Accord Medicines Corp. Ltd. Class B	1,569,287	4,470	0.0%
China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,071,669	4,386	0.0%
Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	4,158	0.0%
CSSC Offshore & Marine Engineering Group Co. Ltd. Class H [1]	4,226,581	4,142	0.0%
9

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
NetEase Inc.	236,236	4,132	0.0%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,947	0.0%
China Great Wall Securities Co. Ltd. Class A (XSHE)	2,125,000	3,941	0.0%
China Spacesat Co. Ltd. Class A (XSSC)	817,797	3,838	0.0%
Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	3,632	0.0%
China BlueChemical Ltd. Class H	24,804,568	3,528	0.0%
Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,489	0.0%
Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,312,371	3,417	0.0%
Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,430,333	3,395	0.0%
China CSSC Holdings Ltd. Class A (XSHG)	1,204,700	3,211	0.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	3,194	0.0%
China National Medicines Corp. Ltd. Class A (XSSC)	488,252	3,131	0.0%
CRRC Corp. Ltd. Class A (XSHG)	3,879,500	3,127	0.0%
Air China Ltd. Class A (XSHG)	3,077,214	3,125	0.0%
China Foods Ltd.	8,761,153	3,000	0.0%
AVICOPTER plc Class A (XSSC)	395,502	2,962	0.0%
China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	2,835	0.0%
China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	2,808	0.0%
China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	2,764	0.0%
China First Heavy Industries Class A *	6,516,775	2,709	0.0%
China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	2,706	0.0%
Harbin Electric Co. Ltd. Class H	9,081,875	2,583	0.0%
Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,528	0.0%
Shennan Circuits Co. Ltd. Class A	155,817	2,519	0.0%
Sinopec Oilfield Service Corp. Class A *	9,301,900	2,449	0.0%
Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,902,940	2,424	0.0%
China Machinery Engineering Corp. Class H	11,958,261	2,303	0.0%
Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,282	0.0%
China Merchants Land Ltd.	15,681,888	2,275	0.0%
China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,240	0.0%
FAW Jiefang Group Co. Ltd. Class A	1,206,800	2,237	0.0%
Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	2,124	0.0%
Sinofert Holdings Ltd.	23,790,032	2,122	0.0%
CNOOC Energy Technology & Services Ltd. Class A	6,008,200	2,076	0.0%
COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	2,074	0.0%
China Nuclear Engineering & Construction Corp. Ltd. Class A	1,920,882	2,071	0.0%
China National Chemical Engineering Co. Ltd. Class A	2,490,177	1,972	0.0%
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	1,965	0.0%
Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	792,645	1,913	0.0%
Unisplendour Corp. Ltd. Class A (XSEC)	580,826	1,912	0.0%
Bluestar Adisseo Co. Class A	1,009,941	1,888	0.0%
China Southern Airlines Co. Ltd. Class A	2,288,500	1,886	0.0%
COFCO Tunhe Sugar Co. Ltd. Class A	1,487,749	1,837	0.0%
Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,767,270	1,752	0.0%
China Galaxy Securities Co. Ltd. Class A	995,320	1,751	0.0%
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	1,692	0.0%
Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,559	0.0%
Minmetals Capital Co. Ltd. Class A	1,506,360	1,557	0.0%
Yingkou Port Liability Co. Ltd. Class A	4,046,000	1,524	0.0%
China Oilfield Services Ltd. Class A	927,634	1,510	0.0%
10

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Sinochem International Corp. Class A (XSSC)	1,871,806	1,464	0.0%
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	1,409	0.0%
Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,397	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,360	0.0%
Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,347	0.0%
CITIC Press Corp. Class A	192,900	1,342	0.0%
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,341	0.0%
CGN Power Co. Ltd. Class A	3,113,500	1,271	0.0%
Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,205	0.0%
Baoding Tianwei Baobian Electric Co. Ltd. Class A *	1,751,501	1,201	0.0%
China National Medicines Corp. Ltd. Class A (XSHG)	185,586	1,190	0.0%
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,164	0.0%
Besttone Holdings Co. Ltd. Class A	559,900	1,154	0.0%
Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	1,125	0.0%
ADAMA Ltd. Class A	915,100	1,103	0.0%
CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,102	0.0%
Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	448,200	1,097	0.0%
FAW Jiefang Group Co. Ltd.	589,943	1,093	0.0%
Sinopec Oilfield Service Corp. Class H *	17,594,608	1,092	0.0%
Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,091	0.0%
Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	1,088	0.0%
Glarun Technology Co. Ltd. Class A (XSSC)	392,641	1,078	0.0%
China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,063	0.0%
China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,063	0.0%
China Merchants Port Group Co. Ltd. Class A	466,300	1,047	0.0%
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,013	0.0%
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	983	0.0%
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	958	0.0%
China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	956	0.0%
Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	936	0.0%
Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	894	0.0%
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	892	0.0%
China West Construction Group Co. Ltd. Class A	649,000	886	0.0%
Minmetals Development Co. Ltd. Class A (XSHG) *	922,286	869	0.0%
China CSSC Holdings Ltd. Class A (XSSC)	325,900	869	0.0%
China Communications Construction Co. Ltd. Class A	784,800	868	0.0%
AVICOPTER plc Class A (XSHG)	115,800	867	0.0%
Sinotrans Ltd. Class A (XSSC)	1,367,100	835	0.0%
China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	814	0.0%
China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	936,400	810	0.0%
North Electro-Optic Co. Ltd. Class A	494,561	804	0.0%
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	787	0.0%
SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	770	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	749	0.0%
Bank of China Ltd. Class A (XSHG)	1,564,597	743	0.0%
Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	736	0.0%
Guodian Nanjing Automation Co. Ltd. Class A	687,800	695	0.0%
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A *	1,433,500	684	0.0%
Angang Steel Co. Ltd. Class A	1,691,112	667	0.0%
KraussMaffei Co. Ltd. Class A *	864,834	661	0.0%
China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	661	0.0%
China Satellite Communications Co. Ltd. Class A (XSSC)	242,300	629	0.0%
11

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	624	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	622	0.0%
	Sinotrans Ltd. Class A (XSHG)	986,395	602	0.0%
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	596	0.0%
	China Construction Bank Corp. Class A (XSHG)	604,100	568	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	521	0.0%
	Air China Ltd. Class A (XSSC)	503,438	511	0.0%
	Sinopec Oilfield Equipment Corp. Class A *	753,742	511	0.0%
	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	613,119	511	0.0%
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	500	0.0%
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	497	0.0%
	China Television Media Ltd. Class A (XSHG)	289,800	461	0.0%
	Shanghai Baosight Software Co. Ltd. Class A (XSSC)	47,300	449	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	445	0.0%
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	432	0.0%
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	429	0.0%
	Sinochem International Corp. Class A (XSHG)	539,110	422	0.0%
	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	417	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	343	0.0%
	China Tungsten & Hightech Materials Co. Ltd. Class A *	363,860	341	0.0%
	Lucky Film Co. Class A (XSHG)	309,500	332	0.0%
	Shanghai Baosight Software Co. Ltd. Class A (XSHG)	34,900	331	0.0%
	China National Accord Medicines Corp. Ltd. Class A	38,167	284	0.0%
	China Television Media Ltd. Class A (XSSC)	155,437	247	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	245	0.0%
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	165,800	238	0.0%
	Lucky Film Co. Class A (XSSC)	219,191	235	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	235	0.0%
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	214	0.0%
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	213	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	207	0.0%
	Norinco International Cooperation Ltd. Class A	168,845	183	0.0%
	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	103	0.0%
	Minmetals Development Co. Ltd. Class A (XSSC) *	104,800	99	0.0%
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	32	0.0%
†	Other*,1,2,3		13,905,612	13.7%
			39,580,436	45.3%
†Colombia*,1			222,467	0.3%
†Czech Republic*,2			85,345	0.1%
†Egypt*			125,127	0.1%
†Greece*,3			194,736	0.2%
†Hong Kong*,1,3			88,284	0.1%
†Hungary*,1			172,656	0.2%
India
	Reliance Industries Ltd.	40,953,865	1,135,437	1.3%
	Infosys Ltd.	47,361,544	678,556	0.8%
12

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Housing Development Finance Corp. Ltd.	22,857,025	592,985	0.7%
	Tata Consultancy Services Ltd.	12,214,584	440,219	0.5%
	Hindustan Unilever Ltd.	11,685,368	326,727	0.4%
	Axis Bank Ltd. *	29,870,019	197,997	0.2%
	Alok Industries Ltd. *	7,486,788	2,211	0.0%
	TV18 Broadcast Ltd. *	5,500,453	2,132	0.0%
†	Other*,2,3		5,458,208	6.2%
			8,834,472	10.1%
Indonesia
	Bank Central Asia Tbk. PT	125,051,650	246,059	0.3%
†	Other*,3		1,023,405	1.1%
			1,269,464	1.4%
Kuwait
	National Bank of Kuwait SAKP	82,700,766	228,509	0.3%
†	Other*		359,387	0.4%
			587,896	0.7%
†Malaysia*,2			1,910,804	2.2%
Mexico
	America Movil SAB de CV	392,304,635	238,769	0.3%
†	Other*,2,3		1,421,573	1.6%
			1,660,342	1.9%
†Pakistan*			85,350	0.1%
†Philippines*,2			832,750	0.9%
†Poland*,3			232	0.0%
Qatar
	Qatar National Bank QPSC	57,817,651	280,713	0.3%
†	Other*		488,481	0.6%
			769,194	0.9%
†Romania			23,394	0.0%
Russia
	Sberbank of Russia PJSC	134,526,192	340,951	0.4%
	Gazprom PJSC	137,091,939	267,107	0.3%
	LUKOIL PJSC	5,020,567	256,657	0.3%
†	Other*,3		1,128,712	1.3%
			1,993,427	2.3%
Saudi Arabia
	Saudi Arabian Oil Co. [2]	33,131,374	297,242	0.4%
	Saudi Basic Industries Corp.	11,746,833	281,746	0.3%
	Al Rajhi Bank	15,861,277	278,325	0.3%
	Saudi Telecom Co.	7,728,273	205,309	0.3%
	National Commercial Bank	17,526,718	181,974	0.2%
	Saudi Electricity Co.	10,616,978	53,561	0.1%
	Yanbu National Petrochemical Co.	3,147,202	48,184	0.1%
	Rabigh Refining & Petrochemical Co. *	3,089,399	10,039	0.0%
13

Emerging Markets Stock Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
		Saudi Real Estate Co. *	1,168,835	4,544	0.0%
†		Other*		1,268,514	1.3%
				2,629,438	3.0%
South Africa
		Naspers Ltd. *	5,515,749	1,076,826	1.2%
†		Other*,1,2		2,233,782	2.6%
				3,310,608	3.8%
Taiwan
		Taiwan Semiconductor Manufacturing Co. Ltd.	213,829,785	3,235,175	3.7%
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,327,221	1,704,844	2.0%
		MediaTek Inc.	19,466,630	462,727	0.5%
		Hon Hai Precision Industry Co. Ltd.	155,662,761	422,178	0.5%
		Chunghwa Telecom Co. Ltd.	29,373,663	110,201	0.1%
		Chunghwa Telecom Co. Ltd. ADR	2,080,874	78,615	0.1%
†		Other*,3		7,705,411	8.8%
				13,719,151	15.7%
†Thailand*,1,3				2,085,131	2.4%
†Turkey*,2,3				408,363	0.5%
†United Arab Emirates*,3				611,499	0.7%
Total Common Stocks (Cost $70,263,524)				85,973,130	98.4%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[4,5]	0.112%	16,165,618	1,616,562	1.9%

†U.S. Government and Agency Obligations[6]				120,517	0.1%
Total Temporary Cash Investments (Cost $1,736,781)				1,737,079	2.0%
Total Investments (Cost $72,000,305)				87,710,209	100.4%
Other Assets and Liabilities—Net				(336,452)	(0.4%)
Net Assets				87,373,757	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $513,731,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $2,945,602,000, representing 3.4% of net assets.
3	Certain securities value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $580,772,000 was received for securities on loan.
6	Securities with a value of $102,815,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
14

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	246	40,156	(1,282)
MSCI Emerging Market Index	December 2020	20,304	1,118,649	2,762
				1,480

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
FTSE China A Stock Connect CNY All Cap Index	6/22/21	BOANA	241,708	(0.148)	9,431	—
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
At October 31, 2020, counterparties had deposited in a segregated account cash of $13,090,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $70,384,037)	86,093,647
Affiliated Issuers (Cost $1,616,268)	1,616,562
Total Investments in Securities	87,710,209
Investment in Vanguard	3,607
Cash	15,105
Foreign Currency, at Value (Cost $308,967)	309,092
Receivables for Investment Securities Sold	13,894
Receivables for Accrued Income	57,299
Receivables for Capital Shares Issued	40,175
Unrealized Appreciation—Over-the-Counter Swap Contracts	9,431
Total Assets	88,158,812
Liabilities
Payables for Investment Securities Purchased	23,655
Collateral for Securities on Loan	580,772
Payables for Capital Shares Redeemed	83,471
Payables to Vanguard	4,391
Variation Margin Payable—Futures Contracts	14,753
Deferred Foreign Capital Gains Taxes	78,013
Total Liabilities	785,055
Net Assets	87,373,757
16

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	84,651,621
Total Distributable Earnings (Loss)	2,722,136
Net Assets	87,373,757

Investor Shares—Net Assets
Applicable to 5,822,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	162,209
Net Asset Value Per Share—Investor Shares	$27.86

ETF Shares—Net Assets
Applicable to 1,396,866,417 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	61,433,634
Net Asset Value Per Share—ETF Shares	$43.98

Admiral Shares—Net Assets
Applicable to 397,593,217 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,540,944
Net Asset Value Per Share—Admiral Shares	$36.57

Institutional Shares—Net Assets
Applicable to 237,054,555 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,592,442
Net Asset Value Per Share—Institutional Shares	$27.81

Institutional Plus Shares—Net Assets
Applicable to 50,206,760 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,644,528
Net Asset Value Per Share—Institutional Plus Shares	$92.51
See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Stock Index Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Dividends[1]	1,998,576
Interest[2]	11,656
Securities Lending—Net	23,297
Total Income	2,033,529
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,398
Management and Administrative—Investor Shares	428
Management and Administrative—ETF Shares	40,762
Management and Administrative—Admiral Shares	14,999
Management and Administrative—Institutional Shares	4,433
Management and Administrative—Institutional Plus Shares	2,077
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—ETF Shares	1,809
Marketing and Distribution—Admiral Shares	884
Marketing and Distribution—Institutional Shares	221
Marketing and Distribution—Institutional Plus Shares	58
Custodian Fees	15,639
Auditing Fees	56
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—ETF Shares	3,558
Shareholders’ Reports—Admiral Shares	331
Shareholders’ Reports—Institutional Shares	101
Shareholders’ Reports—Institutional Plus Shares	58
Trustees’ Fees and Expenses	54
Total Expenses	88,942
Net Investment Income	1,944,587
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(1,481,162)
Futures Contracts	(105,529)
Swap Contracts	52,930
Forward Currency Contracts	(336)
Foreign Currencies	(44,572)
Realized Net Gain (Loss)	(1,578,669)
18

Emerging Markets Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	5,085,078
Futures Contracts	(16,144)
Swap Contracts	8,486
Foreign Currencies	292
Change in Unrealized Appreciation (Depreciation)	5,077,712
Net Increase (Decrease) in Net Assets Resulting from Operations	5,443,630
1	Dividends are net of foreign withholding taxes of $236,038,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,911,000, $730,000, and $193,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $615,887,000 of the net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($32,455,000)
See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,944,587	2,832,290
Realized Net Gain (Loss)	(1,578,669)	(1,612,907)
Change in Unrealized Appreciation (Depreciation)	5,077,712	9,153,034
Net Increase (Decrease) in Net Assets Resulting from Operations	5,443,630	10,372,417
Distributions[1]
Investor Shares	(5,308)	(18,298)
ETF Shares	(1,765,914)	(1,696,271)
Admiral Shares	(401,489)	(366,780)
Institutional Shares	(182,259)	(163,743)
Institutional Plus Shares	(109,778)	(70,891)
Total Distributions	(2,464,748)	(2,315,983)
Capital Share Transactions
Investor Shares	(82,198)	(1,176,550)
ETF Shares	(3,609,670)	3,458,622
Admiral Shares	(412,007)	1,478,247
Institutional Shares	(3,583)	596,087
Institutional Plus Shares	1,698,268	597,858
Net Increase (Decrease) from Capital Share Transactions	(2,409,190)	4,954,264
Total Increase (Decrease)	569,692	13,010,698
Net Assets
Beginning of Period	86,804,065	73,793,367
End of Period	87,373,757	86,804,065
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.59	$24.02	$28.16	$23.85	$22.16
Investment Operations
Net Investment Income	.528[1]	.643[1,2]	.663[1]	.601[1]	.530
Net Realized and Unrealized Gain (Loss) on Investments	1.456	2.601	(4.187)	4.302	1.691
Total from Investment Operations	1.984	3.244	(3.524)	4.903	2.221
Distributions
Dividends from Net Investment Income	(.714)	(.674)	(.616)	(.593)	(.531)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.714)	(.674)	(.616)	(.593)	(.531)
Net Asset Value, End of Period	$27.86	$26.59	$24.02	$28.16	$23.85
Total Return[3]	7.55%	13.66%	-12.73%	20.76%	10.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$162	$239	$1,283	$1,738	$1,570
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.48%[2]	2.36%	2.38%	2.50%
Portfolio Turnover Rate[4]	10%	9%	11%	6%	13%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$41.99	$37.91	$44.47	$37.67	$34.98
Investment Operations
Net Investment Income	.954[1]	1.393[1,2]	1.126[1]	1.035[1]	.900
Net Realized and Unrealized Gain (Loss) on Investments	2.249	3.826	(6.636)	6.781	2.679
Total from Investment Operations	3.203	5.219	(5.510)	7.816	3.579
Distributions
Dividends from Net Investment Income	(1.213)	(1.139)	(1.050)	(1.016)	(.889)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.213)	(1.139)	(1.050)	(1.016)	(.889)
Net Asset Value, End of Period	$43.98	$41.99	$37.91	$44.47	$37.67
Total Return	7.77%	13.95%	-12.64%	20.98%	10.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61,434	$63,089	$53,765	$64,967	$44,636
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.31%	3.40%[2]	2.53%	2.56%	2.68%
Portfolio Turnover Rate[3]	10%	9%	11%	6%	13%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.91	$31.53	$36.99	$31.33	$29.10
Investment Operations
Net Investment Income	.784[1]	1.154[1,2]	.944[1]	.860[1]	.747
Net Realized and Unrealized Gain (Loss) on Investments	1.870	3.155	(5.531)	5.645	2.222
Total from Investment Operations	2.654	4.309	(4.587)	6.505	2.969
Distributions
Dividends from Net Investment Income	(.994)	(.929)	(.873)	(.845)	(.739)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.994)	(.929)	(.873)	(.845)	(.739)
Net Asset Value, End of Period	$36.57	$34.91	$31.53	$36.99	$31.33
Total Return[3]	7.72%	13.83%	-12.64%	21.00%	10.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,541	$14,383	$11,632	$12,585	$9,166
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.28%	3.38%[2]	2.51%	2.56%	2.68%
Portfolio Turnover Rate[4]	10%	9%	11%	6%	13%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.55	$23.98	$28.13	$23.82	$22.13
Investment Operations
Net Investment Income	.611[1]	.888[1,2]	.721[1]	.659[1]	.577
Net Realized and Unrealized Gain (Loss) on Investments	1.415	2.401	(4.198)	4.301	1.683
Total from Investment Operations	2.026	3.289	(3.477)	4.960	2.260
Distributions
Dividends from Net Investment Income	(.766)	(.719)	(.673)	(.650)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.766)	(.719)	(.673)	(.650)	(.570)
Net Asset Value, End of Period	$27.81	$26.55	$23.98	$28.13	$23.82
Total Return	7.76%	13.88%	-12.60%	21.06%	10.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,592	$6,309	$5,142	$5,647	$4,191
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.34%	3.43%[2]	2.55%	2.59%	2.71%
Portfolio Turnover Rate[3]	10%	9%	11%	6%	13%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$88.32	$79.77	$93.57	$79.26	$73.61
Investment Operations
Net Investment Income	2.123[1]	3.102[1,2]	2.182[1]	2.221[1]	1.928
Net Realized and Unrealized Gain (Loss) on Investments	4.635	7.869	(13.725)	14.266	5.630
Total from Investment Operations	6.758	10.971	(11.543)	16.487	7.558
Distributions
Dividends from Net Investment Income	(2.568)	(2.421)	(2.257)	(2.177)	(1.908)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.568)	(2.421)	(2.257)	(2.177)	(1.908)
Net Asset Value, End of Period	$92.51	$88.32	$79.77	$93.57	$79.26
Total Return	7.78%	13.93%	-12.58%	21.04%	10.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,645	$2,784	$1,973	$3,991	$3,026
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.45%	3.59%[2]	2.57%	2.61%	2.73%
Portfolio Turnover Rate[3]	10%	9%	11%	6%	13%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2020, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in
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Emerging Markets Stock Index Fund
the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Emerging Markets Stock Index Fund
During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at October 31, 2020.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of the swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Emerging Markets Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Emerging Markets Stock Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $3,607,000, representing less than 0.01% of the fund’s net assets and 1.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Emerging Markets Stock Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	6,666,378	5,611	7	6,671,996
Common Stocks—Other	13,786,985	65,412,114	102,035	79,301,134
Temporary Cash Investments	1,616,562	120,517	—	1,737,079
Total	22,069,925	65,538,242	102,042	87,710,209

Derivative Financial Instruments
Assets
Swap Contracts	—	9,431	—	9,431
Liabilities
Futures Contracts[1]	14,753	—	—	14,753
1	Represents variation margin on the last day of the reporting period.
D.  At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Total ($000)
Unrealized Appreciation—Swap Contracts	9,431	9,431
Variation Margin Payable—Futures Contracts	14,753	14,753
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Emerging Markets Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(105,529)	—	(105,529)
Forward Currency Contracts	—	(336)	(336)
Swap Contracts	52,930	—	52,930
Realized Net Gain (Loss) on Derivatives	(52,599)	(336)	(52,935)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(16,144)	—	(16,144)
Swap Contracts	8,486	—	8,486
Change in Unrealized Appreciation (Depreciation) on Derivatives	(7,658)	—	(7,658)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	610,786
Total Distributable Earnings (Loss)	(610,786)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	469,186
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(13,071,705)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	15,324,655
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Emerging Markets Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income	2,464,748	2,315,983
Long-Term Capital Gains	—	—
Total	2,464,748	2,315,983
As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	72,305,826
Gross Unrealized Appreciation	32,600,023
Gross Unrealized Depreciation	(17,195,640)
Net Unrealized Appreciation (Depreciation)	15,404,383
F.  During the year ended October 31, 2020, the fund purchased $8,279,189,000 of investment securities and sold $11,082,770,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $2,337,062,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,736	651	270,545	10,109
Issued in Lieu of Cash Distributions	5,308	195	17,437	699
Redeemed[1]	(104,242)	(4,022)	(1,464,532)	(55,218)
Net Increase (Decrease)—Investor Shares	(82,198)	(3,176)	(1,176,550)	(44,410)
ETF Shares
Issued	825,514	20,070	3,980,030	97,280
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,435,184)	(125,800)	(521,408)	(12,800)
Net Increase (Decrease)—ETF Shares	(3,609,670)	(105,730)	3,458,622	84,480
Admiral Shares
Issued[1]	3,245,146	97,262	4,392,087	128,907
Issued in Lieu of Cash Distributions	348,063	9,830	316,976	9,487
Redeemed	(4,005,216)	(121,465)	(3,230,816)	(95,366)
Net Increase (Decrease)—Admiral Shares	(412,007)	(14,373)	1,478,247	43,028
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Emerging Markets Stock Index Fund
	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	1,781,929	68,805	1,888,730	73,223
Issued in Lieu of Cash Distributions	171,042	6,363	153,181	6,031
Redeemed	(1,956,554)	(75,769)	(1,445,824)	(56,033)
Net Increase (Decrease)—Institutional Shares	(3,583)	(601)	596,087	23,221
Institutional Plus Shares
Issued	1,900,916	21,059	774,033	8,853
Issued in Lieu of Cash Distributions	103,316	1,160	65,606	774
Redeemed	(305,964)	(3,531)	(241,781)	(2,838)
Net Increase (Decrease)—Institutional Plus Shares	1,698,268	18,688	597,858	6,789
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 135 and 103 shares, respectively, in the amount of $4,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 40,647,000 and 30,955,000 shares, respectively, in the amount of $1,079,150,000 from the conversion during the year ended October 31, 2019.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.
34

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments-investments summary, of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2020 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $1,090,762,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $2,226,244,000 and foreign taxes paid of $213,528,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.
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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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Vanguard Marketing Corporation, Distributor.
Q5330 122020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2020: $322,000
Fiscal Year Ended October 31, 2019: $328,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2020: $10,761,407
Fiscal Year Ended October 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2020: $2,915,863
Fiscal Year Ended October 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended October 31, 2020: $247,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended October 31, 2020: $115,000
Fiscal Year Ended October 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2020: $362,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.2%)
Austria (0.4%)
*	Erste Group Bank AG	506,148	10,404
	Verbund AG	117,948	6,803
	OMV AG	254,033	5,872
	voestalpine AG	205,797	5,723
	Wienerberger AG	198,802	5,018
^	ANDRITZ AG	125,877	4,245
*,1	BAWAG Group AG	102,573	3,767
	CA Immobilien Anlagen AG	122,030	3,352
*	Raiffeisen Bank International AG	227,002	3,277
	Mayr Melnhof Karton AG	15,251	2,491
*	Immofinanz AG	147,926	1,984
^	Oesterreichische Post AG	58,706	1,864
*,^	Lenzing AG	24,166	1,692
^	Telekom Austria AG Class A	236,517	1,591
	S IMMO AG	94,397	1,395
	Vienna Insurance Group AG Wiener Versicherung Gruppe	66,643	1,353
	UNIQA Insurance Group AG	190,841	1,075
	EVN AG	63,711	1,018
*	Strabag SE	27,460	797
	Schoeller-Bleckmann Oilfield Equipment AG	20,614	500
*,^	DO & CO AG	11,818	429
*	Flughafen Wien AG	18,156	429
	Palfinger AG	18,191	421
	Agrana Beteiligungs AG	20,181	365
	Zumtobel Group AG	50,803	284
*,^	Porr AG	17,371	232
			66,381
Belgium (1.7%)
	Anheuser-Busch InBev SA/NV	1,477,220	76,412
	KBC Group NV	487,835	24,103
	Ucb SA	214,222	21,159
*	Argenx SE	83,657	20,876
	Groupe Bruxelles Lambert SA	190,489	15,622
	Umicore SA	363,965	14,031
	Ageas SA/NV	316,341	12,739
	Solvay SA Class A	123,877	10,065
	Warehouses De Pauw CVA	238,139	7,978
	Sofina SA	27,048	7,030
	Cofinimmo SA	48,180	6,548
	Elia Group SA/NV	61,977	5,995
	Aedifica SA	58,790	5,925
	Etablissements Franz Colruyt NV	91,577	5,417
	Proximus SADP	248,975	4,840
*	Ackermans & van Haaren NV	39,189	4,824
	Telenet Group Holding NV	83,002	3,192
	Euronav NV	361,847	2,644
^	Melexis NV	33,259	2,532
	Montea C.V.A	22,966	2,522
	Fagron	107,697	2,391
	D'ieteren SA/NV	40,214	2,015
	Barco NV	123,233	1,933
	Shurgard Self Storage SA	44,426	1,894
*	KBC Ancora	64,550	1,830
	VGP NV	13,504	1,760
	Gimv NV	33,098	1,728
*	Tessenderlo Chemie NV (Voting Shares)	47,215	1,607
	bpost SA	177,647	1,574
*	Ontex Group NV	141,301	1,563
	Xior Student Housing NV	26,980	1,534
	Befimmo SA	38,690	1,506
	Bekaert SA	61,006	1,298

1

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	AGFA-Gevaert NV	290,090	1,103
	Retail Estates NV	18,117	1,071
	Orange Belgium SA	48,050	801
*	Cie d'Entreprises CFE	11,920	738
*,^	Kinepolis Group NV	23,651	601
*,^	Econocom Group SA/NV	229,655	505
*,^	Mithra Pharmaceuticals SA	26,219	477
	Van de Velde NV	9,899	252
	Wereldhave Belgium Comm VA	4,102	172
			282,807
Denmark (4.0%)
	Novo Nordisk A/S Class B	2,870,980	183,070
	Vestas Wind Systems A/S	347,997	59,704
	DSV Panalpina A/S	358,079	58,095
[1]	Orsted A/S	335,168	53,194
*	Genmab A/S	104,839	35,019
	Coloplast A/S Class B	236,498	34,586
	Carlsberg AS Class B	176,142	22,303
	Novozymes A/S	362,013	21,772
	Chr Hansen Holding A/S	182,555	18,422
	AP Moller - Maersk A/S Class B	10,360	16,603
	GN Store Nord A/S	229,011	16,488
*	Danske Bank A/S	1,169,572	15,588
	Pandora A/S	160,325	12,718
	AP Moller - Maersk A/S Class A	7,519	11,118
	Ambu A/S Class B	294,494	8,932
	SimCorp A/S	70,492	8,408
	Royal Unibrew A/S	86,128	8,398
	Tryg A/S	214,062	5,941
*	Demant A/S	186,038	5,874
*,1	Netcompany Group A/S	58,283	4,848
	ROCKWOOL International A/S Class B	11,326	4,433
*	Iss A/S	326,199	4,235
	Ringkjoebing Landbobank A/S	51,911	3,955
*	ALK-Abello A/S	11,590	3,878
*	Jyske Bank A/S	103,330	3,079
	H Lundbeck A/S	106,780	3,010
	Topdanmark A/S	74,267	2,908
*	Bavarian Nordic A/S	103,320	2,740
*	Zealand Pharma A/S	70,363	2,361
*	FLSmidth & Co. A/S	88,278	2,255
	Schouw & Co. A/S	22,410	1,952
*	Dfds A/S	51,690	1,934
*	Sydbank AS	106,869	1,828
[1]	Scandinavian Tobacco Group A/S	113,661	1,605
*	Nkt A/S	56,878	1,546
*	Spar Nord Bank A/S	144,592	1,246
*	Alm Brand A/S	108,571	1,242
*,^	Drilling Co. of 1972 A/S	39,265	742
*	Nilfisk Holding A/S	44,627	612
	D/S Norden A/S	42,929	610
			647,252
Finland (2.2%)
	Kone Oyj Class B	697,718	55,548
*	Nordea Bank Abp (XSTO)	5,654,691	42,440
	Neste Oyj	739,632	38,575
	Sampo Oyj Class A	898,508	33,907
*	Nokia Oyj	9,977,794	33,637
	UPM-Kymmene Oyj	948,326	26,799
	Stora Enso Oyj	1,021,210	14,903
	Fortum Oyj	766,313	14,404
	Elisa Oyj	254,568	12,517
	Kesko Oyj Class B	480,187	12,322
	Huhtamaki Oyj	165,804	8,099

2

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Orion Oyj Class B	182,093	7,794
	Metso Outotec Oyj	1,071,891	7,556
	Nokian Renkaat Oyj	243,420	7,480
*	Kojamo Oyj	345,991	7,132
	Wartsila OYJ Abp	868,845	6,905
	Valmet Oyj	235,751	5,627
	Konecranes Oyj Class A	128,536	4,044
	TietoEVRY Oyj (XHEL)	128,918	3,216
	Cargotec Oyj Class B	84,768	2,914
	Metsa Board Oyj	311,234	2,611
^	Neles Oyj	190,502	2,551
	Sanoma Oyj	135,942	2,001
	Kemira Oyj	155,578	1,922
	Uponor Oyj	98,369	1,834
	YIT Oyj	292,052	1,541
	Ahlstrom-Munksjo Oyj	68,813	1,441
*,^	Outokumpu Oyj	556,157	1,388
^	Citycon Oyj	131,739	1,014
	TietoEVRY Oyj (XOSL)	38,768	962
	Raisio Oyj	194,608	691
*	F-Secure Oyj	158,186	646
*	Nordea Bank Abp (XHEL)	79,960	602
	Oriola Oyj	227,020	478
*	Finnair Oyj	1,040,781	444
			365,945
France (15.2%)
	LVMH Moet Hennessy Louis Vuitton SE	442,940	207,629
	Sanofi	1,936,534	174,858
	TOTAL SE	4,311,038	130,611
	Schneider Electric SE	935,141	113,627
	L'Oreal SA Loyalty Shares	278,786	90,100
	Air Liquide SA Loyalty Shares	562,260	82,225
	Kering SA	131,874	79,694
*	Airbus SE	985,781	72,126
*	BNP Paribas SA	1,924,454	67,115
	Vinci SA	825,565	65,208
*	EssilorLuxottica SA	524,055	64,700
*	Safran SA	571,941	60,329
	Pernod Ricard SA	368,870	59,426
	Danone SA	1,065,940	59,123
	AXA SA	3,419,126	54,909
	Hermes International	54,826	51,049
	Vivendi SA	1,422,562	41,060
	Dassault Systemes SE	233,987	39,898
	Orange SA	3,394,524	38,120
	Legrand SA	474,452	35,119
	STMicroelectronics NV	1,124,620	34,306
	Cie Generale des Etablissements Michelin SCA	311,332	33,624
*	Cie de Saint-Gobain	862,256	33,588
	Capgemini SE	279,725	32,300
	Teleperformance	103,250	30,994
	L'Oreal Loyalty Shares 2021	77,009	24,888
*	Engie SA	1,908,225	23,079
	L'Oreal SA	71,054	22,964
	Edenred	437,369	20,388
	Air Liquide SA	138,776	20,295
*,1	Worldline SA	259,947	19,254
*	Societe Generale SA	1,372,381	18,648
	Air Liquide SA Loyalty Shares 2021	125,111	18,296
*	Peugeot SA	965,912	17,352
*	Eurofins Scientific SE	21,303	16,964
	Veolia Environnement SA	892,942	16,620
	Sartorius Stedim Biotech	43,136	16,364
*	Credit Agricole SA	2,049,037	16,209

3

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Carrefour SA	1,030,892	16,022
*,^	Ingenico Group SA	110,510	15,889
*	Alstom SA	343,522	15,348
*	Ubisoft Entertainment SA	166,334	14,693
	Publicis Groupe SA	383,549	13,325
	Valeo SA	424,660	12,847
	Bouygues SA	376,172	12,336
	Suez SA	657,752	12,042
	Arkema SA	118,370	11,593
	Thales SA	177,640	11,575
*	Atos SE	167,422	11,438
	Gecina SA	92,105	11,434
[1]	Euronext NV	109,296	11,380
	BioMerieux	75,562	11,251
*	Getlink SE	806,267	10,845
*	Bureau Veritas SA	489,659	10,738
*	Eiffage SA	135,708	9,849
*	Orpea	87,097	8,700
*	Accor SA	324,103	8,261
*	Renault SA	326,045	8,075
	Electricite de France SA	689,880	8,008
	Remy Cointreau SA	43,569	7,356
	Sodexo SA ACT Loyalty Shares	109,891	7,059
*	SCOR Se	279,233	6,781
*,1	Amundi SA	101,139	6,634
*	Engie SA (XPAR)	522,361	6,318
	Bollore SA	1,742,167	6,245
*	Engie SA Loyalty Shares 2021	513,269	6,208
[1]	La Francaise des Jeux SAEM	154,959	5,813
*	Rexel SA	536,729	5,651
	Ipsen SA	61,438	5,596
	Rubis SCA	167,434	5,505
*	Faurecia SE	141,856	5,380
	SES SA Class A	665,793	5,318
	Covivio	88,797	5,288
*	Soitec	37,228	5,281
	SEB SA Loyalty Shares	32,490	5,280
	Iliad SA	27,126	5,244
	Aeroports de Paris	50,031	4,896
	TechnipFMC plc	809,460	4,463
*,^	Lagardere SCA	203,076	4,441
^	Klepierre SA	332,242	4,210
	Wendel SE	48,621	4,208
*	Alten SA	51,145	4,095
^	Gaztransport Et Technigaz SA	39,710	3,807
*	Eurazeo SE	77,192	3,511
*	Natixis SA	1,502,739	3,500
*	Dassault Aviation SA	4,146	3,469
*	Spie SA	220,199	3,465
	Eutelsat Communications SA	327,613	3,295
*	Korian SA	113,026	3,184
*	Sopra Steria Group	25,519	3,035
*	CNP Assurances	266,433	3,005
*	Electicie de France SA Loyalty Shares 2021	251,634	2,921
	Icade	56,134	2,839
	Sodexo SA	43,988	2,826
*	Elis SA (XPAR)	239,060	2,622
*	Nexans SA	51,757	2,513
	Cie Plastic Omnium SA	98,477	2,241
	Nexity SA	77,244	2,169
*,^	Casino Guichard Perrachon SA	96,115	2,165
	Societe BIC SA	44,098	2,112
	Imerys SA	68,829	2,057
*	JCDecaux SA	131,193	2,025

4

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,1	Neoen SA	37,113	1,988
	Trigano SA	14,504	1,926
*	Virbac SA	7,695	1,791
	Ipsos	69,656	1,712
*	Elis SA (XLON)	155,925	1,697
[1]	Ald SA	146,900	1,582
	Albioma ACT Loyalty Shares (XPAR)	30,306	1,413
	SEB SA	8,298	1,349
	Robertet SA	1,201	1,329
*	Fnac Darty SA	30,940	1,329
*	Rothschild & Co.	50,984	1,309
*	Metropole Television SA	117,744	1,293
*	Coface SA	158,721	1,240
	SEB SA Loyalty Line 2021	7,587	1,233
*,^	Air France-KLM	350,484	1,149
*	Television Francaise 1	193,613	1,137
*	Interparfums SA	24,876	1,132
*,1	Verallia SA	38,001	1,058
*,1	Maisons du Monde SA	78,484	1,050
	Vicat SA	26,321	809
	Quadient SA	60,602	790
	Ffp	9,487	753
*	Cgg SA	1,316,678	742
*	Mersen SA	26,046	676
[1]	Elior Group SA	177,513	669
*	Tarkett SA	54,459	660
	Beneteau SA	68,522	630
	Pharmagest Inter@ctive	6,098	626
	Albioma SA Loyalty Shares 2021	12,628	589
	Carmila SA	72,125	558
	Mercialys SA	110,218	528
	Vilmorin & Cie SA	9,910	518
	Bonduelle SCA	23,591	509
	Derichebourg SA	172,827	508
*	Lisi	30,424	492
*	Manitou BF SA	22,994	455
*,^	Eramet SA	15,713	417
*,^,1	X-Fab Silicon Foundries SE	99,079	369
*	Akka Technologies	19,919	364
	Guerbet	9,852	333
	Akwel	15,808	286
	Boiron SA	5,440	243
	Jacquet Metals SA	19,038	220
*	DBV Technologies SA	69,891	202
*	GL Events	22,959	187
*,^	Vallourec SA	13,215	184
	Albioma SA (XPAR)	3,777	176
*,1	Smcp SA	44,696	175
*,§	Bourbon Corp.	37,237	159
*	Rallye SA	41,648	158
*	Etablissements Maurel et Prom SA	100,373	140
	Union Financiere de France BQE SA	5,993	128
*,^,1	Europcar Mobility Group	183,181	120
			2,473,829
Germany (14.2%)
	SAP SE	1,995,379	212,878
	Siemens AG	1,359,529	159,496
	Allianz SE	738,652	130,118
*	adidas AG	341,980	101,605
	BASF Se	1,627,322	89,110
	Deutsche Telekom AG	5,740,863	87,255
	Bayer AG	1,748,074	82,144
	Deutsche Post AG	1,737,534	77,039
	Daimler AG	1,432,297	74,034

5

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Infineon Technologies AG	2,313,042	64,398
	Vonovia SE	1,006,943	64,307
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	249,187	58,404
	Deutsche Boerse AG	326,420	48,100
	Volkswagen AG Preference Shares	326,458	47,554
	RWE AG	1,120,474	41,467
	E.ON Se	3,851,776	40,113
	Bayerische Motoren Werke AG	573,152	39,169
	Merck KGaA	229,813	34,043
*	Deutsche Bank AG	3,633,451	33,577
	Henkel AG & Co. KGaA Preference Shares	328,417	31,959
	Deutsche Wohnen SE	616,429	31,113
*,1	Delivery Hero SE	251,619	28,885
	Symrise AG Class A	224,395	27,670
	Fresenius Medical Care AG & Co. KGaA	361,068	27,572
	Fresenius SE & Co. KGaA	717,554	26,617
*,1	Zalando SE	285,003	26,541
	Sartorius AG Preference Shares	60,832	25,749
	Continental AG	191,958	20,396
	Beiersdorf AG	177,314	18,567
*	QIAGEN NV	388,236	18,436
	Brenntag AG	274,899	17,571
	LEG Immobilien AG	122,729	16,587
	MTU Aero Engines AG	93,906	16,051
	Hannover Rueck SE	106,657	15,500
[1]	Covestro AG	320,146	15,279
	HeidelbergCement AG	263,769	15,086
*	Siemens Energy AG	675,365	14,788
[1]	Scout24 AG	182,381	14,714
	Porsche Automobil Holding SE Preference Shares	272,928	14,622
	Henkel AG & Co. KGaA	160,875	14,544
*	Puma SE	161,234	14,115
	Knorr-Bremse AG	117,503	13,610
*	HelloFresh SE	250,393	13,380
*,1	TeamViewer AG	256,279	11,296
[1]	Siemens Healthineers AG	250,441	10,751
	GEA Group AG	294,259	9,800
	KION Group AG	125,078	9,746
*	Aroundtown SA	1,913,122	9,177
*	Commerzbank AG	1,857,938	8,794
	Volkswagen AG	55,910	8,698
	Carl Zeiss Meditec AG	64,941	8,391
	Bechtle AG	48,589	8,344
	Evonik Industries AG	340,947	8,209
	LAXNESS AG	148,963	7,555
	Nemetschek SE	95,648	6,926
	United Internet AG	192,236	6,741
	TAG Immobilien AG	223,763	6,594
	Fuchs Petrolub SE Preference Shares	124,067	6,386
*,^	Evotec SE	238,890	6,313
*	MorphoSys AG	57,854	5,897
	Uniper SE	196,717	5,876
	Gerresheimer AG	55,741	5,603
	Rheinmetall AG	76,610	5,599
	Bayerische Motoren Werke AG Preference Shares	98,005	5,067
*	CTS Eventim AG & Co. KGaA	104,220	4,620
*	Dialog Semiconductor plc	120,521	4,595
	Grand City Properties SA	200,568	4,553
*,^	Deutsche Lufthansa AG	529,773	4,532
	Rational AG	5,890	4,418
	alstria office REIT-AG	315,246	4,013
	Freenet AG	226,212	4,008
	Aurubis AG	62,495	3,998
*,^	thyssenkrupp AG	828,660	3,955

6

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	CompuGroup Medical SE & Co. KgaA	43,987	3,779
*	Hypoport SE	7,049	3,691
	Siltronic AG	37,207	3,521
*	Hella GmbH & Co. KGaA	79,435	3,468
^	Encavis AG	167,375	3,280
*	Fielmann AG	42,801	3,242
*,^	Varta AG	25,420	3,195
*,^	Stroeer SE & Co. KGaA	44,013	3,182
	Software AG	86,902	3,118
*	ProSiebenSat.1 Media SE	278,954	3,113
	Jungheinrich AG Preference Shares	84,726	3,080
*	OSRAM Licht AG	51,963	3,050
	Telefonica Deutschland Holding AG	1,200,034	3,027
	Metro AG	300,456	2,942
*,1	ADLER Group SA	111,405	2,801
	Talanx AG	93,735	2,763
	Wacker Chemie AG	27,174	2,622
	CANCOM SE	64,512	2,550
*	RTL Group SA	66,418	2,524
	Hochtief AG	34,226	2,518
[1]	Befesa SA	60,502	2,492
	Stabilus SA	43,645	2,474
	Duerr AG	85,961	2,472
	Hugo Boss AG	104,377	2,393
*,^	Fraport AG Frankfurt Airport Services Worldwide	64,483	2,332
^	K&S AG	335,924	2,251
	FUCHS PETROLUB SE	57,960	2,222
	Jenoptik AG	88,712	2,189
*	Aixtron Se	190,299	2,143
	Pfeiffer Vacuum Technology AG	11,701	2,134
*,1	DWS Group GmbH & Co. KGaA	61,716	2,092
	Suedzucker AG	140,345	2,020
*	Sixt SE	26,435	1,997
*	Aareal Bank AG	108,491	1,875
^	Grenke AG	47,362	1,849
	STRATEC SE	12,571	1,845
	Norma Group SE	57,767	1,793
*	Zooplus AG	11,079	1,776
*	Nordex SE	121,643	1,753
*	Rocket Internet SE Tendered Line	80,548	1,742
	Patrizia AG	76,402	1,739
*,1	Shop Apotheke Europe NV	10,471	1,737
	1&1 Drillisch AG	81,364	1,714
	Traton SE	88,173	1,713
*,^	S&T AG	86,379	1,563
	TUI AG (XETR)	383,129	1,504
	Dermapharm Holding SE	30,400	1,476
	Krones AG	25,635	1,465
*	Ceconomy AG	321,018	1,420
	Hornbach Holding AG & Co. KGaA	14,720	1,417
	KWS Saat SE & Co. KGaA	18,673	1,375
*,1	Deutsche Pfandbriefbank AG	223,936	1,369
	New Work SE	5,138	1,341
*	Deutsche EuroShop AG	92,822	1,172
	Sixt SE Preference Shares	24,546	1,162
*	Deutz AG	223,689	1,149
	DIC Asset AG	90,840	1,046
*	Salzgitter AG	67,430	981
^	Bilfinger SE	51,490	944
	Indus Holding AG	31,547	933
	Schaeffler AG Preference Shares	136,300	830
*	Washtec AG	17,763	786
	BayWa AG	25,296	782
*	Wacker Neuson SE	42,152	775

7

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hamburger Hafen und Logistik AG	42,424	711
^	Draegerwerk AG & Co. KGaA Preference Shares	8,752	703
*	SMA Solar Technology AG	16,042	695
*	Kloeckner & Co. SE	122,951	691
*	Takkt AG	60,484	643
	Deutsche Beteiligungs AG	19,463	634
	Wuestenrot & Wuerttembergische AG	36,445	606
*	Vossloh AG	15,600	570
*,^	ElringKlinger AG	52,110	527
	Hornbach Baumarkt AG	12,802	506
*	Koenig & Bauer AG	24,370	503
	CropEnergies AG	31,069	423
	TLG Immobilien AG	21,989	393
	Draegerwerk AG & Co. KGaA	4,504	322
	Bertrandt AG	9,339	320
*,^	SGL Carbon SE	94,091	300
*,^	Corestate Capital Holding SA	18,094	263
			2,307,131
Ireland (0.7%)
	CRH plc (XDUB)	1,016,262	35,561
	Kerry Group plc Class A	273,237	32,707
*	Kingspan Group plc	267,259	23,324
*	Stars Group Inc.	207,285	8,083
*	Bank of Ireland Group plc	1,647,781	4,089
	Glanbia plc	351,938	3,348
*	AIB Group plc	1,420,568	1,607
	Hibernia REIT plc	1,175,792	1,422
*	C&C Group plc (XDUB)	536,644	1,125
*	Cairn Homes plc	1,159,970	1,059
*	Irish Continental Group plc	269,922	991
*	Dalata Hotel Group plc	329,775	929
*,^,§	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			114,245
Italy (3.7%)
	Enel SPA	13,821,428	109,888
*	Intesa Sanpaolo SPA (Registered)	27,582,005	45,789
	Ferrari NV	216,018	38,536
	Eni SPA	4,328,343	30,321
	Assicurazioni Generali SPA	2,242,002	30,075
*	UniCredit SPA	3,794,322	28,417
*	Fiat Chrysler Automobiles NV	1,954,477	23,977
	Snam SPA	3,875,584	18,898
	Terna Rete Elettrica Nazionale SPA	2,469,826	16,676
*	FinecoBank Banca Fineco SPA	1,081,197	14,845
*	Moncler SPA	340,742	13,634
*	CNH Industrial NV	1,728,130	13,399
*	Atlantia SPA	872,673	13,396
	Prysmian SPA	424,050	11,540
	Davide Campari-Milano NV	995,973	10,409
*,1	Nexi SPA	665,004	10,237
	Mediobanca Banca di Credito Finanziario SPA	1,365,168	9,692
	EXOR NV	185,317	9,642
	Recordati Industria Chimica e Farmaceutica SPA	171,448	8,889
	DiaSorin SPA	39,891	8,757
*	Amplifon SPA	216,649	7,877
	Telecom Italia SPA (Registered)	22,794,171	7,743
[1]	Poste Italiane SPA	812,488	6,633
[1]	Infrastrutture Wireless Italiane SPA	573,425	6,194
	Interpump Group SPA	141,308	5,337
	Italgas SPA	863,214	4,988
*	Banco BPM SPA	2,611,806	4,731
	Reply SPA	40,067	4,305
	Tenaris SA	833,019	3,975
	Hera SPA	1,237,975	3,889

8

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Azimut Holding SPA	214,770	3,620
*	De' Longhi SPA	112,619	3,602
	A2A SpA	2,719,937	3,454
^	Leonardo SPA	706,000	3,366
	Banca Mediolanum SPA	461,474	3,153
*	Unipol Gruppo SPA	845,761	3,085
*,^	IMA Industria Macchine Automatiche SPA	37,668	2,964
*,^,1	Pirelli & C SPA	701,514	2,925
*	Banca Generali SPA	99,643	2,837
	Buzzi Unicem SPA	130,966	2,834
*	Freni Brembo SPA	261,669	2,719
	Telecom Italia SPA (Bearer)	7,337,187	2,671
	Iren SPA	1,149,278	2,608
*	Cerved Group SPA	337,920	2,391
	ERG SPA	98,743	2,236
	UnipolSai Assicurazioni SPA	896,966	2,083
*	Astm SpA	109,787	2,043
*	BPER Banca	1,718,357	2,042
[1]	Anima Holding SPA	472,857	1,772
*	Brunello Cucinelli SPA	58,833	1,767
^	Saipem SPA	961,282	1,694
*,^,1	Technogym SPA	218,221	1,623
*	Salvatore Ferragamo SPA	122,306	1,578
[1]	Enav SPA	454,441	1,577
	ACEA SPA	78,657	1,562
*	Banca Popolare di Sondrio SCPA	790,884	1,390
*	Societa Cattolica di Assicurazioni SC	279,225	1,381
[1]	Carel Industries SPA	73,563	1,368
*,1	Banca Farmafactoring SPA	253,712	1,171
	Tamburi Investment Partners SPA	178,152	1,111
	Falck Renewables SPA	199,026	1,079
[1]	RAI Way SPA	165,423	1,008
*,1	doValue SPA	104,107	964
*,^	Mediaset SPA	562,618	957
	Buzzi Unicem SPA Saving Shares	66,154	938
	Piaggio & C SPA	306,789	837
	Zignago Vetro SPA	55,280	798
*	MARR SPA	58,699	795
*	Autogrill SPA	211,477	793
	Italmobiliare SPA	24,410	789
*,^	Juventus Football Club SPA	895,926	762
*	CIR SpA-Compagnie Industriali	1,483,768	647
	Danieli & C Officine Meccaniche SPA Saving Shares	65,982	597
*,^	Banca Monte dei Paschi di Siena SPA	446,175	539
*	Credito Emiliano SPA	135,614	534
*,^	Saras SPA	1,017,373	521
	Cementir Holding NV	78,725	501
*,^	Fincantieri SPA	824,148	462
*	Biesse SPA	24,834	429
^	Datalogic SPA	37,192	428
^	Webuild SPA	370,635	397
^	Danieli & C Officine Meccaniche SPA	27,279	391
*,^	Tod's SPA	17,910	377
*,^	Maire Tecnimont SPA	273,076	370
	Immobiliare Grande Distribuzione SIIQ SPA	116,155	338
*	Banca IFIS SPA	41,667	334
*	Arnoldo Mondadori Editore SPA	241,655	311
	DeA Capital SPA	154,133	180
*	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	106
*	Banca Monte dei Paschi di Siena SPA Rights Exp. 11/21/2020	446,175	—
*	Societa Cattolica di Assicurazioni SC Rights Exp. 11/26/2020	279,225	—
			608,498
Netherlands (6.9%)
	ASML Holding NV	709,351	256,647

9

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
^	Unilever NV	2,582,338	145,577
*,1	Adyen NV	47,593	79,992
	Prosus NV	768,066	76,681
	Koninklijke Philips NV	1,617,410	74,914
	Koninklijke Ahold Delhaize NV	1,908,426	52,321
	Koninklijke DSM NV	306,821	49,070
*	ING Groep NV	6,936,532	47,514
	Wolters Kluwer NV	473,553	38,342
	Heineken NV	422,583	37,406
	Akzo Nobel NV	339,657	32,671
	NN Group NV	553,537	19,264
*	ArcelorMittal SA	1,251,735	16,974
	Koninklijke KPN NV	5,871,907	15,859
	Heineken Holding NV	187,277	14,432
	ASM International NV	83,015	11,857
	IMCD NV	101,151	11,707
*	Galapagos NV	84,294	9,853
*	Randstad NV	195,220	9,741
	Unibail-Rodamco-Westfield	238,602	9,659
	Aegon NV	3,140,503	8,448
*,1	Signify NV	224,405	7,965
	ASR Nederland NV	245,261	7,443
*,1	Just Eat Takeaway.com NV (XAMS)	61,229	6,812
	Koninklijke Vopak NV	118,676	6,164
*,1	ABN AMRO Bank NV	739,306	6,073
	Aalberts NV	171,880	5,766
	BE Semiconductor Industries NV	126,579	5,100
*	Altice Europe NV	992,210	4,878
	Corbion NV	104,401	4,742
	SBM Offshore NV	284,533	4,598
*	JDE Peet's BV	110,648	3,941
*	Arcadis NV	129,248	3,003
*	Boskalis Westminster	143,938	2,894
*	PostNL NV	840,916	2,789
[1]	Intertrust NV	157,987	2,450
*,1	GrandVision NV	87,305	2,427
	TKH Group NV	74,009	2,383
	APERAM SA	82,406	2,212
*	OCI NV	174,477	2,089
*,1	Basic-Fit NV	72,895	1,769
[1]	Flow Traders	50,364	1,651
*	Accell Group NV	38,611	1,043
	NSI NV	32,581	1,029
	Eurocommercial Properties NV	85,715	936
	AMG Advanced Metallurgical Group NV	49,557	892
*	Sligro Food Group NV	59,870	857
*	TomTom NV	121,702	818
	Vastned Retail NV	29,666	784
^	Wereldhave NV	71,554	665
*,1	NIBC Holding NV	73,004	629
*,^	Fugro NV	149,493	571
*,^	Koninklijke BAM Groep NV	427,277	529
	ForFarmers NV	64,477	377
[1]	B&S Group Sarl	43,509	286
*	Brunel International NV	33,445	237
*	Altice Europe NV Class B	32,580	161
			1,115,892
Norway (1.3%)
*	DNB SA	1,855,717	25,061
	Equinor ASA	1,709,199	21,809
	Telenor ASA	1,110,534	17,160
	Orkla ASA	1,357,648	12,816
	Mowi ASA	756,043	11,944
	Yara International ASA	305,094	10,677

10

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	TOMRA Systems ASA	208,034	8,402
*	Norsk Hydro ASA	2,378,934	6,686
*	Schibsted ASA Class B	173,934	6,276
*	Adevinta ASA Class B	402,878	6,236
	Gjensidige Forsikring ASA	296,922	5,658
*	Schibsted ASA Class A	136,138	5,565
*	Bakkafrost P/F	90,596	5,183
*	Salmar ASA	92,484	4,696
[1]	Scatec Solar ASA	210,550	4,658
*	Nel ASA	2,369,221	4,535
*	Storebrand ASA	834,399	4,403
[1]	Entra ASA	296,691	3,879
	Aker BP ASA	193,052	3,006
*	Subsea 7 SA	424,144	2,817
*	Nordic Semiconductor ASA	252,365	2,655
*	SpareBank 1 SR-Bank ASA	320,714	2,558
	Borregaard ASA	175,182	2,347
*	Veidekke ASA	195,106	2,249
	Kongsberg Gruppen ASA	136,629	2,220
	Leroy Seafood Group ASA	463,934	2,179
*	Norwegian Finans Holding ASA	280,231	2,019
	SpareBank 1 SMN	225,210	1,943
	TGS NOPEC Geophysical Co. ASA	205,257	1,894
	Aker ASA	43,331	1,744
*	Atea ASA	146,187	1,698
	Austevoll Seafood ASA	152,788	1,041
[1]	Elkem ASA	443,395	943
*,1	Sbanken ASA	147,820	943
	Frontline Ltd.	160,408	890
*	Bonheur ASA	34,710	734
	Grieg Seafood ASA	101,078	715
[1]	BW LPG Ltd.	131,924	578
	Norway Royal Salmon ASA	25,511	548
	Sparebank 1 Oestlandet	46,704	418
	Stolt-Nielsen Ltd.	43,810	405
*	DNO ASA	952,872	396
	Wallenius Wilhelmsen ASA	202,458	386
	BW Offshore Ltd.	158,097	380
	Ocean Yield ASA	92,989	207
*	BW Energy Ltd.	83,715	130
*	Borr Drilling Ltd.	3,037	1
			203,688
Poland (0.5%)
*	CD Projekt SA	111,165	9,439
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,520,867	7,296
*	KGHM Polska Miedz SA	243,687	7,292
*,1	Allegro.eu SA	276,494	5,619
*	Powszechny Zaklad Ubezpieczen SA	1,001,260	5,472
	Polski Koncern Naftowy ORLEN SA	549,366	5,295
*,1	Dino Polska SA	84,611	4,652
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,078,861	3,247
*	Bank Polska Kasa Opieki SA	281,088	3,008
	Cyfrowy Polsat SA	477,602	2,981
[1]	PLAY Communications SA	268,386	2,633
*	LPP SA	1,514	2,008
*	Orange Polska SA	1,189,691	1,829
*	Santander Bank Polska SA	51,522	1,604
	Asseco Poland SA	97,051	1,573
*	PGE Polska Grupa Energetyczna SA	1,286,321	1,468
	Grupa Lotos SA	175,436	1,237
	Kernel Holding SA	91,793	894
*,^	KRUK SA	30,050	854

11

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,^	Tauron Polska Energia SA	1,712,738	753
*	mBank SA	23,651	692
*	Bank Millennium SA	1,103,398	603
*,^	CCC SA	52,116	511
	Warsaw Stock Exchange	42,069	458
*,^	AmRest Holdings SE	129,017	449
*	Enea SA	383,835	439
*,^	Alior Bank SA	145,493	417
*	Eurocash SA	136,474	401
*	Grupa Azoty SA	76,711	398
*	Bank Handlowy w Warszawie SA	56,105	392
*	Jastrzebska Spolka Weglowa SA	93,949	362
*	Ciech SA	49,878	328
*	Energa SA	144,677	303
			74,907
Portugal (0.3%)
	EDP - Energias de Portugal SA	5,007,494	24,701
	Galp Energia SGPS SA	914,034	7,423
	Jeronimo Martins SGPS SA	436,341	6,931
	EDP Renovaveis SA	268,020	5,095
	REN - Redes Energeticas Nacionais SGPS SA	678,122	1,781
	Nos Sgps SA	401,147	1,379
*	Banco Comercial Portugues SA	14,122,213	1,242
	Sonae SGPS SA	1,632,090	962
	Navigator Co. SA	423,992	934
*	CTT-Correios de Portugal SA	269,349	659
	Corticeira Amorim SGPS SA	55,219	633
	Altri SGPS SA	126,598	489
	Semapa-Sociedade de Investimento e Gestao	36,401	274
*,^	Mota-Engil SGPS SA	157,282	201
*	Banco Espirito Santo SA	8,371,877	—
			52,704
Spain (3.6%)
*	Iberdrola SA	10,566,095	124,761
*	Banco Santander SA	29,147,862	58,371
^	Industria de Diseno Textil SA	1,867,576	46,110
[1]	Cellnex Telecom SA	606,562	38,936
	Amadeus IT Group SA	756,127	36,027
	Banco Bilbao Vizcaya Argentaria SA	11,825,621	34,119
	Telefonica SA	8,379,382	27,259
*	Ferrovial SA	853,670	18,489
*,1	Aena SME SA	124,986	16,840
^	Grifols SA	587,422	15,875
*	Repsol SA	2,519,006	15,815
	Endesa SA	562,585	15,094
	Red Electrica Corp. SA	764,789	13,471
	CaixaBank SA	6,366,200	11,616
	Siemens Gamesa Renewable Energy SA	399,434	11,336
	Naturgy Energy Group SA	535,611	9,951
	ACS Actividades de Construccion y Servicios SA	412,859	9,814
	Enagas SA	444,452	9,593
	Viscofan SA	69,499	4,692
	Bankinter SA	1,215,778	4,569
	Inmobiliaria Colonial Socimi SA	573,084	4,080
	Merlin Properties Socimi SA	584,299	3,933
	Acciona SA	37,011	3,739
^	Pharma Mar SA	24,873	3,339
	Ebro Foods SA	138,016	3,090
	Banco de Sabadell SA	9,936,219	3,041
	Mapfre SA	1,779,580	2,685
	Bankia SA	2,149,105	2,644
*	Acerinox SA	302,714	2,403
*	Solaria Energia y Medio Ambiente SA	107,244	2,087
	Fluidra SA	111,225	2,010

12

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Applus Services SA	254,778	1,997
	Zardoya Otis SA	320,168	1,956
	Faes Farma SA	512,468	1,931
	Cia de Distribucion Integral Logista Holdings SA	108,572	1,833
	CIE Automotive SA	90,315	1,768
[1]	Euskaltel SA	174,741	1,661
*,1	Neinor Homes SA	127,071	1,534
	Almirall SA	125,669	1,344
*	Indra Sistemas SA	223,494	1,340
*,^	Sacyr SA	630,198	1,072
*	Construcciones y Auxiliar de Ferrocarriles SA	32,196	1,020
	Prosegur Cia de Seguridad SA	420,482	963
*	Mediaset Espana Comunicacion SA	277,132	927
*,1	Unicaja Banco SA	1,346,984	862
^,1	Gestamp Automocion SA	264,293	808
*,^	Melia Hotels International SA	197,698	733
[1]	Global Dominion Access SA	191,156	680
*,1	Aedas Homes SA	33,569	664
*	Liberbank SA	2,347,636	628
[1]	Prosegur Cash SA	701,716	543
*,^	Promotora de Informaciones SA	712,144	532
*,^	Ence Energia y Celulosa SA	218,237	487
*,1	Metrovacesa SA	83,061	468
*,^	Tecnicas Reunidas SA	55,109	442
*,^	Distribuidora Internacional de Alimentacion SA	3,071,785	403
	Atresmedia Corp. de Medios de Comunicacion SA	148,376	389
	Lar Espana Real Estate Socimi SA	97,992	349
*,^	NH Hotel Group SA	46,535	116
			583,239
Sweden (6.1%)
	Telefonaktiebolaget LM Ericsson Class B	5,323,228	59,431
	Investor AB Class B	926,301	55,522
*	Volvo AB Class B	2,682,087	52,132
	Atlas Copco AB Class A	1,119,068	49,397
	Assa Abloy AB Class B	1,629,702	34,929
*	Sandvik AB	1,913,861	34,115
*	Hexagon AB Class B	453,156	33,215
^	Essity AB Class B	1,079,850	31,254
*	Swedbank AB Class A	1,781,988	27,898
	Atlas Copco AB Class B	671,930	25,746
	Hennes & Mauritz AB Class B	1,556,146	25,300
*	Skandinaviska Enskilda Banken AB Class A	2,584,982	22,182
*	Svenska Handelsbanken AB Class A	2,666,635	21,607
	Swedish Match AB	272,154	20,461
^	Telia Co. AB	4,575,011	17,505
*	Kinnevik AB	426,709	17,473
[1]	Evolution Gaming Group AB	235,312	17,453
	Epiroc AB Class A	1,130,493	16,880
*	Svenska Cellulosa AB SCA Class B	1,095,432	14,817
	SKF AB	682,223	13,966
	Boliden AB	486,619	13,270
*	Nibe Industrier AB Class B	534,051	12,859
^	Skanska AB Class B	635,157	11,913
*	Alfa Laval AB	558,556	11,345
	Tele2 AB	951,345	11,228
*	Industrivarden AB Class A	389,701	10,469
	Castellum AB	478,368	9,960
*,^	Electrolux AB Class B	410,483	9,256
	Epiroc AB Class B	646,432	9,254
*	Indutrade AB	165,955	8,402
*	Fastighets AB Balder Class B	172,699	8,128
	Getinge AB	397,122	7,776
*	Securitas AB Class B	547,430	7,728
	Husqvarna AB	724,656	7,472

13

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Elekta AB Class B	636,702	7,447
*	Trelleborg AB Class B	430,640	7,166
*	Industrivarden AB Class C	278,612	7,114
	Investor AB Class A	118,118	7,063
	EQT AB	359,471	6,830
*,1	Sinch AB	71,417	6,780
*	Volvo AB Class A	336,528	6,533
	Holmen AB	171,585	6,498
	ICA Gruppen AB	136,866	6,479
	Lundin Energy AB	336,562	6,434
*,1	Thule Group AB	185,410	6,066
	Sweco AB Class B	118,395	5,958
*	L E Lundbergforetagen AB Class B	131,724	5,920
	Fabege AB	468,685	5,918
	Lifco AB Class B	80,730	5,910
*	AAK AB	300,368	5,846
*,1	Dometic Group AB	529,093	5,719
*	Swedish Orphan Biovitrum AB	314,260	5,420
^	Investment AB Latour Class B	212,319	4,951
	BillerudKorsnas AB	310,917	4,857
^	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	1,665,921	4,585
	Axfood AB	184,865	4,297
	Wihlborgs Fastigheter AB	234,244	4,222
*	Nordic Entertainment Group AB Class B	115,181	4,112
	Avanza Bank Holding AB	215,863	4,111
[1]	Bravida Holding AB	353,614	4,077
*	AF POYRY AB	172,752	3,947
*	Hexpol AB	435,586	3,836
	Wallenstam AB	288,158	3,820
*	Saab AB Class B	163,142	3,743
	AddTech AB	336,970	3,724
	Beijer Ref AB Class B	128,413	3,555
	Jm Ab	122,671	3,543
*	Peab AB Class B	350,063	3,240
*	SSAB AB Class B	1,130,994	3,051
*	NetEnt AB	318,741	3,023
*	Loomis AB Class B	132,723	2,960
^	Intrum AB	120,537	2,946
	Kungsleden AB	340,651	2,891
*	Sectra AB Class B	46,538	2,836
	Bure Equity AB	97,111	2,818
	Arjo AB	395,980	2,815
*	Vitrolife AB	111,759	2,719
	NCC AB Class B	163,539	2,606
	Mycronic AB	123,079	2,597
*	Nolato AB Class B	31,041	2,582
*	Nyfosa AB	306,647	2,535
	Hufvudstaden AB Class A	191,785	2,504
*	Biotage AB	115,694	1,927
	Lindab International AB	120,378	1,858
*	Bilia AB	139,692	1,858
^	Klovern AB	1,209,687	1,843
	Catena AB	43,805	1,783
*,^	Hansa Biopharma AB	65,269	1,740
*	Betsson AB	207,427	1,581
*	Modern Times Group MTG AB Class B	118,271	1,575
*	Pandox AB Class B	153,761	1,535
*	Electrolux Professional AB Class B	404,053	1,523
*,1	Munters Group AB	186,064	1,385
	Atrium Ljungberg AB	83,613	1,351
^	Ratos AB	349,723	1,274
*	Nobia AB	206,861	1,247
*	Bonava AB	155,951	1,212
*,1	Resurs Holding AB	260,849	1,193

14

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Concentric AB	63,482	1,052
*	SSAB AB Class A	350,820	1,018
	Dios Fastigheter AB	140,595	984
*	Karo Pharma AB	134,815	961
*	Cloetta AB	391,047	919
^	Telefonaktiebolaget LM Ericsson Class A	72,523	866
*,1	Attendo AB	188,429	863
	SkiStar AB	70,104	786
*	Mekonomen AB	77,078	747
	Investment AB Oresund	52,839	699
	Sagax AB	198,963	693
*	Adapteo Oyj	74,914	688
	Klovern AB Preference Shares	18,666	658
^	Clas Ohlson AB	70,639	625
*,^,1	Scandic Hotels Group AB	234,904	596
*	SAS AB	3,044,520	335
*,^	Svenska Handelsbanken AB Class B	34,318	331
	Samhallsbyggnadsbolaget i Norden AB	76,576	249
*,^	Collector AB	121,229	196
	Ncc Ab Class A	10,104	162
	Sagax AB Preference Shares	28,579	114
*,^	SAS AB (XSTO)	359,322	63
			987,437
Switzerland (15.6%)
	Nestle SA	4,956,480	557,495
	Roche Holding AG	1,261,008	405,202
	Novartis AG	3,822,356	297,848
	Zurich Insurance Group AG	265,014	88,023
	Lonza Group AG	131,821	79,872
	ABB Ltd.	3,176,829	77,086
	UBS Group AG	5,960,340	69,390
	Givaudan SA	16,404	66,895
	Sika AG	246,564	60,656
	Cie Financiere Richemont SA	906,758	56,676
*	Alcon Inc.	815,437	46,360
	Credit Suisse Group AG	4,148,317	39,124
	Geberit AG	63,210	35,977
	Swiss Re AG	498,663	35,784
	Partners Group Holding AG	29,276	26,357
	SGS SA	10,449	26,100
	Swisscom AG	45,217	22,997
*	Sonova Holding AG	93,481	22,189
	Logitech International SA	260,982	21,955
	LafargeHolcim Ltd. (XVTX)	492,520	21,139
	Swiss Life Holding AG	56,122	18,879
	Straumann Holding AG	17,818	18,599
	Schindler Holding AG	70,445	18,046
	Kuehne & Nagel International AG	89,382	17,864
	LafargeHolcim Ltd. (XPAR)	415,132	17,845
	Chocoladefabriken Lindt & Spruengli AG (Registered)	199	17,204
	Julius Baer Group Ltd.	384,024	17,091
	Adecco Group AG	274,068	13,439
	Chocoladefabriken Lindt & Spruengli AG	1,550	12,289
	Temenos AG	107,962	11,603
	Swiss Prime Site AG	133,397	11,223
	EMS-Chemie Holding AG	12,651	11,128
	Barry Callebaut AG	5,382	11,112
	Baloise Holding AG	80,620	11,025
*	SIG Combibloc Group AG	506,629	10,421
	Vifor Pharma AG	91,877	10,340
	Tecan Group AG	21,092	10,009
	Swatch Group AG (Bearer)	46,908	9,934
*	ams AG	453,353	9,707
	PSP Swiss Property AG	76,416	9,241

15

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Schindler Holding AG (Registered)	35,487	9,122
[1]	VAT Group AG	45,592	8,554
	Roche Holding AG (Bearer)	23,815	7,673
	Georg Fischer AG	7,263	7,336
	Sunrise Communications Group AG	60,008	7,192
	Clariant AG	355,044	6,091
	Belimo Holding AG	812	6,039
	Cembra Money Bank AG	52,510	5,834
[1]	Galenica AG	86,357	5,446
	Allreal Holding AG	25,337	5,366
*,^	Idorsia Ltd.	199,952	5,247
	Banque Cantonale Vaudoise	50,146	4,859
	Helvetia Holding AG	61,511	4,823
*	Flughafen Zurich AG	33,449	4,514
	Siegfried Holding AG	7,043	4,459
	Bucher Industries AG	11,543	4,450
*	Softwareone Holding AG	172,176	4,238
	DKSH Holding AG	63,438	4,082
	Swatch Group AG (Registered)	99,793	4,079
	Bachem Holding AG	9,963	4,028
*	Zur Rose Group AG	13,314	3,705
^	Stadler Rail AG	85,970	3,419
	Mobimo Holding AG	11,581	3,347
	Emmi AG	3,484	3,291
	BKW AG	32,489	3,227
*,^	Dufry AG	83,419	3,150
	Vontobel Holding AG	49,146	3,016
	Daetwyler Holding AG	13,276	2,970
	SFS Group AG	30,612	2,857
	Forbo Holding AG	1,857	2,843
	Interroll Holding AG	972	2,612
	Inficon Holding AG	3,444	2,529
*	Landis&Gyr Group AG	44,139	2,465
^	dormakaba Holding AG	5,327	2,449
	OC Oerlikon Corp. AG	342,241	2,382
	Conzzeta AG	2,323	2,342
	Sulzer AG	30,779	2,253
	Valiant Holding AG	27,909	2,239
	Schweiter Technologies AG	1,630	2,226
	Huber & Suhner AG	30,108	2,171
	St. Galler Kantonalbank AG	4,978	2,101
	VZ Holding AG	24,247	2,038
	Comet Holding AG	13,237	1,861
	Kardex Holding AG	10,439	1,843
	Berner Kantonalbank AG	8,090	1,841
	LEM Holding SA	812	1,472
	Burckhardt Compression Holding AG	5,699	1,427
	Swissquote Group Holding SA	15,553	1,238
	Vetropack Holding AG	21,364	1,192
	Intershop Holding AG	1,922	1,179
	ALSO Holding AG	4,723	1,105
	Liechtensteinische Landesbank AG	19,333	1,091
*	Komax Holding AG	5,983	1,084
*,^	COSMO Pharmaceuticals NV	12,723	1,029
*,^	Basilea Pharmaceutica AG	19,720	958
*	Arbonia AG	80,415	893
*,1	Medacta Group SA	10,477	889
*	Aryzta AG (XVTX)	1,678,581	842
	Bell Food Group AG	3,311	839
*	Valora Holding AG	5,790	827
	Zehnder Group AG	16,646	796
	EFG International AG	140,035	759
	Bossard Holding AG	4,638	753
*	Ascom Holding AG	61,795	741

16

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ypsomed Holding AG	5,536	688
	Leonteq AG	19,157	677
	Bobst Group SA	13,891	668
*	Autoneum Holding AG	5,325	659
	u-blox Holding AG	11,269	566
	Implenia AG	26,698	535
*	Hiag Immobilien Holding AG	5,170	524
	VP Bank AG	4,123	468
	Rieter Holding AG	5,340	460
*	GAM Holding AG	268,957	435
*	APG SGA SA	1,825	355
*	Ina Invest Holding AG	9,927	185
*,§	Aryzta AG (XLON)	24,200	12
			2,528,079
United Kingdom (22.8%)
	AstraZeneca plc	2,334,583	234,406
*	HSBC Holdings plc	36,226,329	151,810
	GlaxoSmithKline plc	8,764,418	146,353
	Diageo plc	4,078,404	131,806
	British American Tobacco plc	3,896,967	123,516
	Unilever plc	1,938,423	110,469
	Rio Tinto plc	1,931,202	109,232
	Reckitt Benckiser Group plc	1,121,529	98,794
	BP plc	35,263,408	89,946
	Royal Dutch Shell plc Class B	6,639,492	80,068
	Royal Dutch Shell plc Class A (XLON)	6,060,853	76,243
	National Grid plc	6,235,955	74,180
	BHP Group plc	3,697,989	71,639
	Vodafone Group plc	47,626,822	63,533
	London Stock Exchange Group plc	559,957	60,362
	Experian plc	1,610,060	58,983
	Prudential plc	4,636,869	56,711
	Anglo American plc	2,187,295	51,321
	Tesco plc	17,199,964	45,779
*	Lloyds Banking Group plc	124,978,315	45,506
	Compass Group plc	3,167,091	43,351
*	Barclays plc	30,710,154	42,567
*	Ferguson plc	400,015	39,730
*	Glencore plc	19,175,604	38,682
	RELX plc (XAMS)	1,930,115	38,187
	SSE plc	1,847,861	30,304
	BAE Systems plc	5,709,534	29,349
*	Flutter Entertainment plc	168,603	29,211
	Ashtead Group plc	794,689	28,718
	RELX plc (XLON)	1,373,171	27,172
	Smith & Nephew plc	1,554,717	26,996
	Imperial Brands plc	1,674,250	26,500
*	Ocado Group plc	862,641	25,439
	Legal & General Group plc	10,529,488	25,246
	Segro plc	2,113,397	24,695
	Aviva plc	6,958,156	23,210
*	Rentokil Initial plc	3,297,858	22,453
	3i Group plc	1,691,319	21,124
*	Standard Chartered plc	4,587,725	20,965
	Intertek Group plc	286,767	20,656
	Halma plc	672,835	20,648
	BT Group plc	15,448,424	20,289
	Spirax-Sarco Engineering plc	130,679	19,104
	Bunzl plc	598,088	18,592
	Croda International plc	220,896	17,265
	Persimmon plc	563,644	17,065
	Next plc	225,937	17,064
	WPP plc	2,104,649	16,811
*,1	Just Eat Takeaway.com NV (XLON)	150,670	16,689

17

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	InterContinental Hotels Group plc	324,145	16,470
	Mondi plc	859,727	16,295
	Smurfit Kappa Group plc	422,943	15,958
	Sage Group plc	1,939,391	15,957
	Royal Dutch Shell plc Class A (XAMS)	1,191,185	15,182
*	Informa plc	2,650,280	14,380
	CRH plc (XLON)	397,103	13,935
*	Kingfisher plc	3,741,084	13,913
	Associated British Foods plc	617,103	13,571
	United Utilities Group plc	1,210,685	13,534
	Severn Trent plc	425,029	13,377
*	Melrose Industries plc	8,524,043	13,223
	Admiral Group plc	368,808	13,138
*	Natwest Group plc	8,053,342	12,985
*	GVC Holdings plc	1,032,695	12,937
	Polymetal International plc	601,566	12,786
[1]	Auto Trader Group plc	1,678,825	12,622
	Burberry Group plc	711,897	12,503
*	Rightmove plc	1,538,273	12,311
	Smiths Group plc	706,633	12,175
	Standard Life Aberdeen plc	3,930,219	11,452
	DCC plc	175,634	11,413
*	Barratt Developments plc	1,804,751	11,281
	Hargreaves Lansdown plc	636,580	11,176
	St. James's Place plc	937,522	10,927
	Berkeley Group Holdings plc	206,905	10,879
*	RSA Insurance Group plc	1,838,838	10,098
	Whitbread plc	359,011	9,996
	Hikma Pharmaceuticals plc	299,024	9,722
	Pennon Group plc	749,560	9,647
	B&M European Value Retail SA	1,517,565	9,524
	Johnson Matthey plc	336,823	9,376
	Pearson plc	1,341,601	8,864
*	Taylor Wimpey plc	6,456,880	8,847
	M&G plc	4,641,018	8,828
*	Weir Group plc	458,957	8,526
	Dechra Pharmaceuticals plc	185,931	8,411
	Land Securities Group plc	1,264,216	8,341
	Direct Line Insurance Group plc	2,439,472	8,337
*	Howden Joinery Group plc	1,008,159	8,323
	Wm Morrison Supermarkets plc	3,931,585	8,299
*	DS Smith plc	2,262,089	8,298
	Phoenix Group Holdings plc	961,780	8,259
	Antofagasta plc	614,955	8,200
	Coca-Cola HBC AG	347,009	7,882
	Games Workshop Group plc	58,191	7,823
	J Sainsbury plc	2,909,175	7,594
	Intermediate Capital Group plc	493,652	7,498
	British Land Co. plc	1,634,842	7,383
	JD Sports Fashion plc	761,003	7,321
*	G4S plc	2,730,734	7,201
	HomeServe plc	487,624	6,988
	Electrocomponents plc	791,377	6,948
	Schroders plc	199,343	6,753
	Bellway plc	219,620	6,645
	Spectris plc	207,000	6,644
[1]	ConvaTec Group plc	2,822,308	6,607
*	William Hill plc	1,856,001	6,592
*	Hiscox Ltd.	598,656	6,399
	IMI plc	477,133	6,398
	Tate & Lyle plc	827,666	6,380
	IG Group Holdings plc	643,752	6,353
	AVEVA Group plc	112,529	6,246
*	ITV plc	6,648,464	6,213

18

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Genus plc	115,701	6,149
	Derwent London plc	178,250	6,138
*	UNITE Group plc	567,941	6,129
*	Travis Perkins plc	446,223	6,129
	Tritax Big Box REIT plc	3,016,153	6,120
[1]	Avast plc	972,967	5,979
	Rotork plc	1,546,234	5,634
	Diploma plc	194,535	5,602
*	Rolls-Royce Holdings plc Rights Exp. 11/11/2020	10,253,186	5,180
	British American Tobacco plc ADR	161,443	5,147
[1]	Quilter plc	3,175,571	5,042
*	Centrica plc	10,427,316	5,022
	Fresnillo plc	325,083	4,903
*	Meggitt plc	1,377,091	4,880
	Evraz plc	1,028,299	4,788
	Royal Mail plc	1,622,361	4,775
	Assura plc	4,633,753	4,575
	Britvic plc	478,318	4,571
*	Inchcape plc	698,935	4,483
	Signature Aviation plc	1,452,287	4,447
	Future plc	170,902	4,394
	LondonMetric Property plc	1,567,636	4,383
*	Renishaw plc	60,409	4,383
	Primary Health Properties plc	2,305,411	4,301
	Pets at Home Group plc	853,447	4,286
	UDG Healthcare plc	450,826	4,237
	Grainger plc	1,166,125	4,225
*	IWG plc	1,286,802	4,221
	Big Yellow Group plc	288,350	4,109
	Spirent Communications plc	1,084,784	4,073
	Beazley plc	1,058,028	4,034
[1]	Countryside Properties plc	914,317	3,993
	Marks & Spencer Group plc	3,451,579	3,977
	Cranswick plc	93,223	3,886
*	Hays plc	2,756,884	3,807
	Ashmore Group plc	814,159	3,767
	Safestore Holdings plc	361,232	3,760
	Computacenter plc	127,252	3,759
	Close Brothers Group plc	269,286	3,755
*	Serco Group plc	2,193,173	3,666
	Man Group PLC	2,592,696	3,618
	Lancashire Holdings Ltd.	434,624	3,587
	Domino's Pizza Group plc	832,294	3,573
	Plus500 Ltd.	185,004	3,546
	Victrex plc	146,861	3,509
	Great Portland Estates plc	447,961	3,349
*	Grafton Group plc	383,189	3,331
*	Balfour Beatty plc	1,202,625	3,324
*	John Wood Group plc	1,183,007	3,247
[1]	John Laing Group plc	887,255	3,238
	Softcat plc	218,477	3,185
	KAZ Minerals plc	388,379	3,169
	Centamin plc	1,912,674	3,076
	Ultra Electronics Holdings plc	125,392	3,059
	QinetiQ Group plc	991,784	3,038
*	Marshalls plc	346,591	3,003
*	Greggs plc	178,146	2,975
	IntegraFin Holdings plc	467,881	2,946
*,1	Trainline plc	820,721	2,926
*	Dunelm Group plc	173,047	2,926
	WH Smith plc	225,508	2,915
	Moneysupermarket.com Group plc	921,881	2,912
	Synthomer plc	585,447	2,861
*,^	Rolls-Royce Holdings plc	3,075,956	2,847

19

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	AJ Bell plc	513,212	2,801
	Bodycote plc	331,308	2,794
*,1	Wizz Air Holdings plc	67,235	2,783
	Drax Group plc	715,695	2,741
*	Vistry Group plc	387,212	2,732
*	Virgin Money UK plc	2,238,019	2,714
	Carnival plc	236,262	2,671
*	OneSavings Bank plc	656,434	2,619
	easyJet plc	396,092	2,597
*	Pagegroup plc	560,504	2,597
	Mediclinic International plc	704,745	2,581
*	Savills plc	238,760	2,572
	Avon Rubber plc	50,203	2,557
*,1	Ascential plc	694,262	2,486
	TP ICAP plc	996,797	2,468
	International Consolidated Airlines Group SA (London Shares)	1,962,111	2,454
	Aggreko plc	417,971	2,382
^	Shaftesbury plc	400,741	2,362
*,1	Network International Holdings plc	823,021	2,362
*	Playtech plc	535,277	2,360
*	AO World plc	498,949	2,340
	Jupiter Fund Management plc	769,485	2,318
	SSP Group plc	949,289	2,299
	Dixons Carphone plc	1,830,492	2,282
	Daily Mail & General Trust plc	257,439	2,254
*	Polypipe Group plc	376,571	2,242
	Investec plc	1,198,279	2,230
	Hill & Smith Holdings plc	141,944	2,208
*	Redrow plc	401,124	2,163
	Gamesys Group plc	138,124	2,080
	Euromoney Institutional Investor plc	186,162	1,987
	FDM Group Holdings plc	151,681	1,958
	Sanne Group plc	248,517	1,953
	Workspace Group plc	242,479	1,938
*	Oxford Instruments plc	93,650	1,926
	Telecom Plus plc	111,381	1,918
	Vesuvius plc	370,045	1,914
	Rathbone Brothers plc	101,380	1,908
*	Coats Group plc	2,566,628	1,889
*	Cairn Energy plc	1,037,794	1,866
*	Indivior plc	1,302,038	1,860
*	National Express Group plc	949,756	1,842
*	Petropavlovsk plc	5,318,308	1,842
[1]	Hastings Group Holdings plc	551,475	1,782
	RHI Magnesita NV	52,585	1,745
	Capital & Counties Properties plc	1,284,976	1,742
	Chemring Group plc	510,217	1,727
	Paragon Banking Group plc	441,874	1,696
	888 Holdings plc	486,695	1,691
*	Morgan Advanced Materials plc	518,988	1,682
	Brewin Dolphin Holdings plc	527,523	1,660
*	Frasers Group plc	338,213	1,641
*	J D Wetherspoon plc	145,049	1,621
	Sirius Real Estate Ltd.	1,699,422	1,619
	Kainos Group plc	99,467	1,595
*	Ninety One plc	573,885	1,543
^	TUI AG (XLON)	389,124	1,528
^	TalkTalk Telecom Group plc	1,200,725	1,497
^	Hammerson plc	6,987,916	1,476
*,1	McCarthy & Stone plc	967,131	1,471
*	Vectura Group plc	1,097,874	1,465
*	Essentra plc	455,525	1,454
*,1	Ibstock plc	691,034	1,437
[1]	Airtel Africa plc	1,768,586	1,414

20

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Provident Financial plc	463,897	1,397
	St. Modwen Properties plc	316,304	1,359
*	Hochschild Mining plc	452,167	1,290
*	Micro Focus International plc	458,097	1,285
*	Crest Nicholson Holdings plc	451,943	1,285
	Babcock International Group plc	443,776	1,250
	Ferrexpo plc	504,988	1,246
*	Energean plc	177,265	1,190
*	Firstgroup plc	2,189,709	1,165
	UK Commercial Property REIT Ltd.	1,296,831	1,146
	Clarkson plc	43,843	1,142
	NCC Group plc	467,107	1,109
	Halfords Group plc	352,973	1,100
*,1	Watches of Switzerland Group plc	211,582	1,084
	Redde Northgate plc	449,280	1,034
*	Just Group plc	1,887,465	1,030
*	Elementis plc	1,043,035	1,005
	PZ Cussons plc	328,724	987
*,1	TI Fluid Systems plc	396,159	986
*	Capita plc	3,023,416	966
	Greencore Group plc	809,187	947
*	AG Barr plc	151,097	923
*,^,1	Aston Martin Lagonda Global Holdings plc	1,281,599	902
	Keller Group plc	132,072	869
[1]	CMC Markets plc	194,601	845
*	Mitchells & Butlers plc	401,745	816
*	Bank of Georgia Group plc	68,948	802
	Helical plc	179,848	792
	Picton Property Income Ltd.	978,100	790
*,1	Equiniti Group plc	580,341	776
*	TBC Bank Group plc	64,953	774
	Mitie Group plc	2,112,401	770
	BMO Commercial Property Trust Ltd.	929,151	740
[1]	Spire Healthcare Group plc	478,517	738
	GoCo Group plc	555,166	693
	Marston's plc	1,103,575	691
*	Petrofac Ltd.	441,290	680
*,^	Tullow Oil plc	2,555,358	670
^	Cineworld Group plc	1,750,727	648
	Devro plc	306,739	600
*	Go-Ahead Group plc	76,322	579
*	Calisen plc	249,334	552
*	Senior plc	762,257	542
*	Restaurant Group plc	984,722	517
	Redefine International plc	448,848	516
	Hunting plc	263,356	476
*,^	SIG plc	1,309,909	407
*,^	Micro Focus International plc ADR	131,091	376
	Rank Group plc	315,864	369
	Stagecoach Group plc	730,841	360
[1]	Alfa Financial Software Holdings plc	163,605	288
*,^,1	Funding Circle Holdings plc	279,345	287
*,^	Premier Oil plc	1,506,093	222
*,1	Bakkavor Group plc	272,122	208
	Saga plc	74,782	134
*	C&C Group plc (XLON)	26,155	55
*,§,1	Finablr plc	304,209	43
*,^,§	Intu Properties plc	1,544,041	36
*	Shaftesbury plc Rights Exp. 11/11/2020	48,365	34
	Renewi plc	8,832	2
*,§	Carillion plc	1,000,411	—

21

Vanguard® European Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,§	NMC Health plc	157,105	—
			3,710,613
Total Common Stocks (Cost $21,614,066)			16,122,647

Coupon
Temporary Cash Investments (2.6%)
Money Market Fund (2.5%)
[2,3]	Vanguard Market Liquidity Fund	0.112%	4,039,814	403,981

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[4]	United States Cash Management Bill	0.145%	12/15/20	20,000	19,998
[4]	United States Treasury Bill	0.109%	12/31/20	970	970
[4]	United States Treasury Bill	0.095%	1/28/21	518	518
					21,486
Total Temporary Cash Investments (Cost $425,466)					425,467
Total Investments (101.8%) (Cost $22,039,532)					16,548,114
Other Assets and Liabilities—Net (-1.8%)					(294,356)
Net Assets (100%)					16,253,758

Cost is in $000
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $371,125,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $599,899,000, representing 3.7% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $399,126,000 was received for securities on loan.
4	Securities with a value of $15,271,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

22

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (16.1%)
	CSL Ltd.	408,161	82,636
	Commonwealth Bank of Australia	1,595,433	77,461
	BHP Group Ltd.	2,651,388	63,558
	Westpac Banking Corp.	3,248,466	41,116
	National Australia Bank Ltd. (XASX)	2,958,620	38,708
	Australia & New Zealand Banking Group Ltd.	2,555,996	33,920
	Wesfarmers Ltd.	1,017,930	32,950
	Woolworths Group Ltd.	1,138,214	30,618
	Macquarie Group Ltd.	294,754	26,280
	Transurban Group	2,465,540	23,348
	Rio Tinto Ltd.	334,097	21,734
	Goodman Group	1,619,532	20,962
	Fortescue Metals Group Ltd.	1,433,051	17,531
	Newcrest Mining Ltd.	726,792	15,072
	Amcor plc	1,405,758	14,637
	Coles Group Ltd.	1,144,371	14,296
*	Afterpay Ltd.	194,732	13,259
	Aristocrat Leisure Ltd.	575,943	11,598
	Woodside Petroleum Ltd.	861,471	10,626
	Sonic Healthcare Ltd.	428,461	10,494
	ASX Ltd.	175,191	9,810
	James Hardie Industries plc	399,680	9,704
	Brambles Ltd.	1,359,459	9,169
	Cochlear Ltd.	57,776	8,623
	APA Group	1,067,887	7,873
	QBE Insurance Group Ltd.	1,313,057	7,593
	Telstra Corp. Ltd.	3,770,004	7,100
	Insurance Australia Group Ltd.	2,088,130	7,009
	Scentre Group	4,693,022	6,926
	Northern Star Resources Ltd.	645,691	6,821
	Ramsay Health Care Ltd.	155,241	6,802
	Suncorp Group Ltd.	1,145,440	6,615
*	Xero Ltd.	84,387	6,547
	South32 Ltd.	4,309,808	6,150
	Dexus	994,684	6,018
	Stockland	2,166,254	5,858
	Evolution Mining Ltd.	1,422,764	5,578
	Lendlease Corp. Ltd.	635,096	5,343
	Santos Ltd.	1,599,867	5,319
	Mirvac Group	3,559,639	5,279
	AGL Energy Ltd.	572,033	5,014
	GPT Group	1,760,864	4,987
	Magellan Financial Group Ltd.	123,941	4,804
	SEEK Ltd.	315,747	4,779
	Medibank Pvt Ltd.	2,501,044	4,695
	BlueScope Steel Ltd.	453,324	4,682
	Sydney Airport	1,197,683	4,592
	Origin Energy Ltd.	1,590,196	4,473
	Aurizon Holdings Ltd.	1,658,003	4,396
	Tabcorp Holdings Ltd.	1,872,311	4,326
	Treasury Wine Estates Ltd.	650,755	4,195
	Ampol Ltd.	226,310	4,127
	Coca-Cola Amatil Ltd.	465,836	4,072
*	Saracen Mineral Holdings Ltd.	990,007	3,957
	Orica Ltd.	365,103	3,919
	REA Group Ltd.	45,682	3,799
	Computershare Ltd.	438,283	3,746
	Charter Hall Group	423,842	3,675
*	NEXTDC Ltd.	388,643	3,480
	JB Hi-Fi Ltd.	102,552	3,427
	Boral Ltd.	1,066,782	3,416

23

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Atlas Arteria Ltd.	858,128	3,399
	Oil Search Ltd.	1,875,385	3,386
	AMP Ltd.	3,112,525	3,349
	Ansell Ltd.	116,602	3,297
	Domino's Pizza Enterprises Ltd.	54,819	3,265
	OZ Minerals Ltd.	287,687	3,005
	Vicinity Centres	3,415,008	2,902
	ALS Ltd.	438,222	2,900
	carsales.com Ltd.	194,436	2,841
	Altium Ltd.	99,215	2,604
	Qube Holdings Ltd.	1,314,427	2,447
	Incitec Pivot Ltd.	1,734,860	2,341
	AusNet Services	1,655,966	2,328
	Alumina Ltd.	2,248,519	2,271
	Bendigo & Adelaide Bank Ltd.	482,195	2,268
	Appen Ltd.	98,638	2,247
	Mineral Resources Ltd.	126,964	2,229
	Breville Group Ltd.	119,067	2,206
	Challenger Ltd.	636,889	2,153
	Reliance Worldwide Corp. Ltd.	717,853	2,072
	Downer EDI Ltd.	637,461	1,971
	Nine Entertainment Co. Holdings Ltd.	1,337,625	1,955
	Worley Ltd.	292,040	1,947
	Steadfast Group Ltd.	770,515	1,932
*	Qantas Airways Ltd.	656,649	1,932
	Metcash Ltd.	921,665	1,912
	Bank of Queensland Ltd.	416,375	1,878
	Crown Resorts Ltd.	316,195	1,841
	Cleanaway Waste Management Ltd.	1,239,412	1,787
	Bapcor Ltd.	326,883	1,762
	Star Entertainment Grp Ltd.	757,252	1,745
	Harvey Norman Holdings Ltd.	544,790	1,704
*	TPG Telecom Ltd.	332,795	1,680
	IDP Education Ltd.	123,263	1,672
	Seven Group Holdings Ltd.	119,704	1,635
	Shopping Centres Australasia Property Group	993,212	1,620
	Orora Ltd.	879,095	1,593
	Link Administration Holdings Ltd.	469,639	1,579
	WiseTech Global Ltd.	74,904	1,528
	Washington H Soul Pattinson & Co. Ltd.	83,062	1,479
*	Lynas Corp. Ltd.	706,839	1,406
	CSR Ltd.	446,307	1,382
	Iluka Resources Ltd.	378,564	1,372
	IGO Ltd.	438,224	1,370
	Eagers Automotive Ltd.	175,743	1,344
	Beach Energy Ltd.	1,612,974	1,338
*	Vocus Group Ltd.	547,805	1,327
*	CIMIC Group Ltd.	86,290	1,304
	Charter Hall Long Wale REIT	383,253	1,285
	ARB Corp. Ltd.	58,293	1,263
	BWP Trust	443,261	1,250
	Regis Resources Ltd.	423,309	1,242
	Healius Ltd.	513,378	1,217
	nib holdings Ltd.	413,389	1,210
	St. Barbara Ltd.	636,384	1,197
	IOOF Holdings Ltd.	575,375	1,182
*,^	Zip Co. Ltd.	289,152	1,165
	Pendal Group Ltd.	252,409	1,148
	Waypoint REIT	609,212	1,148
	National Storage REIT	896,065	1,137
	Super Retail Group Ltd.	141,478	1,113
	Charter Hall Retail REIT	450,861	1,091
	Premier Investments Ltd.	72,441	1,086
*	Megaport Ltd.	113,549	1,079

24

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Elders Ltd.	136,580	1,077
*	Deterra Royalties Ltd.	378,564	1,046
*	Silver Lake Resources Ltd.	696,575	1,043
	Perpetual Ltd.	53,969	1,033
*	Flight Centre Travel Group Ltd.	129,750	1,027
	Sims Ltd.	150,038	1,009
	IRESS Ltd.	155,084	1,004
	Corporate Travel Management Ltd.	96,321	988
*	PolyNovo Ltd.	540,009	988
[1]	Viva Energy Group Ltd.	818,100	968
	Ramelius Resources Ltd.	681,330	930
	InvoCare Ltd.	130,726	929
	Codan Ltd.	109,207	907
	Cromwell Property Group	1,460,866	899
	Costa Group Holdings Ltd.	352,725	883
*,^	Mesoblast Ltd.	410,418	882
	Netwealth Group Ltd.	72,285	878
	Technology One Ltd.	137,752	870
	Centuria Industrial REIT	397,641	859
	Pro Medicus Ltd.	37,506	856
	Adbri Ltd.	420,667	836
*	Perseus Mining Ltd.	965,802	835
*	Champion Iron Ltd.	352,700	835
	Ingenia Communities Group	245,304	796
*	De Grey Mining Ltd.	1,023,956	795
*	Nanosonics Ltd.	213,599	774
*	Tyro Payments Ltd.	295,710	773
*	PointsBet Holdings Ltd.	108,388	761
	Bingo Industries Ltd.	439,301	760
	Kogan.com Ltd.	52,233	756
^	Webjet Ltd.	298,668	732
*	Gold Road Resources Ltd.	767,942	719
*	Nufarm Ltd.	291,119	704
	AUB Group Ltd.	59,055	692
	Bega Cheese Ltd.	196,328	691
	IPH Ltd.	146,339	678
	GUD Holdings Ltd.	75,262	671
	Abacus Property Group	335,422	653
	Collins Foods Ltd.	96,229	653
	HUB24 Ltd.	39,922	645
	Aventus Group	364,650	631
	Brickworks Ltd.	51,303	624
*	United Malt Grp Ltd.	210,696	597
	Growthpoint Properties Australia Ltd.	249,568	597
	Platinum Asset Management Ltd.	277,755	596
	Domain Holdings Australia Ltd.	211,750	587
*,^	Blackmores Ltd.	11,753	580
	Data#3 Ltd.	131,366	577
	Whitehaven Coal Ltd.	762,377	571
*	West African Resources Ltd.	833,652	566
	Austal Ltd.	294,714	562
*	Bellevue Gold Ltd.	686,496	547
*	nearmap Ltd.	335,233	542
	Credit Corp. Group Ltd.	41,279	532
	Lifestyle Communities Ltd.	73,586	526
	Omni Bridgeway Ltd.	215,556	524
	Rural Funds Group	308,356	520
	Hansen Technologies Ltd.	185,391	515
	Centuria Capital Group (XASX)	315,183	515
*	GrainCorp Ltd. Class A	206,273	513
	NRW Holdings Ltd.	331,371	508
^	Clinuvel Pharmaceuticals Ltd.	34,703	504
*	Westgold Resources Ltd.	276,594	503
	Monadelphous Group Ltd.	77,644	499

25

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,^	Pilbara Minerals Ltd.	1,682,160	498
	Arena REIT	263,045	488
*,^	EML Payments Ltd.	229,834	487
*,^	Alkane Resources Ltd.	553,067	481
	G8 Education Ltd.	598,263	477
	Infomedia Ltd.	436,748	477
	SeaLink Travel Group Ltd.	114,426	470
*	Resolute Mining Ltd.	819,529	465
	Centuria Office REIT	316,030	458
	Sandfire Resources Ltd.	146,377	456
	GWA Group Ltd.	243,803	452
	Tassal Group Ltd.	180,916	450
	Perenti Global Ltd.	609,057	448
	Service Stream Ltd.	313,448	442
	Nickel Mines Ltd.	700,470	440
	Charter Hall Social Infrastructure REIT	215,551	439
	Bravura Solutions Ltd.	211,334	436
	Select Harvests Ltd.	98,058	422
	Integral Diagnostics Ltd.	123,848	366
*	Galaxy Resources Ltd.	366,598	360
	Jumbo Interactive Ltd.	47,042	360
	oOh!media Ltd.	389,607	359
*	Sigma Healthcare Ltd.	943,082	352
*,^	Orocobre Ltd.	193,201	348
*	Starpharma Holdings Ltd. Class A	344,250	348
*,^	Paradigm Biopharmaceuticals Ltd.	182,876	347
	Accent Group Ltd.	287,948	338
*	Opthea Ltd.	218,119	333
	Inghams Group Ltd.	164,819	332
*,^	Electro Optic Systems Holdings Ltd.	84,935	329
*	Avita Therapeutics Inc.	78,033	325
	Hotel Property Investments	146,986	319
	Western Areas Ltd.	231,419	313
	McMillan Shakespeare Ltd.	46,728	307
	GDI Property Group	401,974	301
	Pact Group Holdings Ltd.	178,823	295
*	Mayne Pharma Group Ltd.	1,384,577	292
	SmartGroup Corp. Ltd.	75,860	290
	Mount Gibson Iron Ltd.	603,625	289
*	Cooper Energy Ltd.	1,272,102	282
*,^	Uniti Group Ltd.	336,412	281
*	Eclipx Group Ltd.	263,285	275
	Australian Pharmaceutical Industries Ltd.	350,988	271
	BWX Ltd.	100,659	267
	Macmahon Holdings Ltd.	1,569,313	264
*	Capricorn Metals Ltd.	211,693	259
	Jupiter Mines Ltd.	1,264,559	253
	Lovisa Holdings Ltd.	46,837	248
	MyState Ltd.	87,072	247
§	Freedom Foods Group Ltd.	114,671	243
*,^	Emeco Holdings Ltd.	453,412	242
	Aurelia Metals Ltd.	729,138	239
*	Australian Agricultural Co. Ltd.	300,551	235
	Cedar Woods Properties Ltd.	57,580	232
	HT&E Ltd.	216,727	228
*	Southern Cross Media Group Ltd.	1,849,917	227
	FlexiGroup Ltd.	334,630	221
	Asaleo Care Ltd.	331,981	221
*	AMA Group Ltd.	430,037	221
*,^	Carnarvon Petroleum Ltd.	1,319,102	213
*,^	Senex Energy Ltd.	986,547	205
	Estia Health Ltd.	213,349	199
*,^	Bubs Australia Ltd.	403,077	197
	Genworth Mortgage Insurance Australia Ltd.	163,024	196

26

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Karoon Energy Ltd.	355,361	193
	OFX Group Ltd.	208,339	183
^	Virtus Health Ltd.	56,162	177
[1]	Coronado Global Resources Inc.	308,277	162
*	Superloop Ltd.	242,910	157
*	Village Roadshow Ltd.	98,451	154
	New Hope Corp. Ltd.	200,282	151
	MACA Ltd.	246,293	143
	SG Fleet Group Ltd.	105,619	125
*,^	Syrah Resources Ltd.	380,507	122
	Navigator Global Investments Ltd.	110,169	119
*,^	Myer Holdings Ltd.	701,712	114
*,^	Seven West Media Ltd.	891,866	103
*	Tuas Ltd.	169,079	90
	Vita Group Ltd.	127,742	89
*	Dacian Gold Ltd.	353,981	89
*	WPP AUNZ Ltd.	296,820	88
	Regis Healthcare Ltd.	116,544	84
	Japara Healthcare Ltd.	239,690	65
*,^	New Century Resources Ltd.	463,852	54
*	Centuria Capital Group	21,012	34
*,§	Liquefied Natural Gas Ltd.	538,805	16
*	PointsBet Holdings Ltd. Warrants Exp. 09/30/2022	3,025	6
	Newcrest Mining Ltd. ADR	25	1
*,§	Bgp Holdings plc Rts	15,642,708	—
*,§	SpeedCast International Ltd.	219,138	—
			1,018,565
China (0.0%)
	Shougang Fushan Resources Group Ltd.	2,519,942	590
	CMBC Capital Holdings Ltd.	15,380,000	251
[1]	Impro Precision Industries Ltd.	257,674	75
*,^,§	China Fishery Group Ltd.	754,600	42
*	Goodbaby International Holdings Ltd.	262,975	34
*	KuangChi Science Ltd.	592,600	28
*	Honghua Group Ltd.	1,075,517	27
*	Semiconductor Manufacturing International Corp.	21	—
			1,047
Hong Kong (7.4%)
	AIA Group Ltd.	10,892,912	103,670
	Hong Kong Exchanges & Clearing Ltd.	1,140,064	54,630
	Sun Hung Kai Properties Ltd.	1,284,474	16,533
	Techtronic Industries Co. Ltd.	1,125,656	15,162
	CK Hutchison Holdings Ltd.	2,407,059	14,539
	Link REIT	1,861,098	14,204
	Hong Kong & China Gas Co. Ltd.	9,339,248	13,475
	CLP Holdings Ltd.	1,440,360	13,272
	Galaxy Entertainment Group Ltd.	1,930,062	12,755
	CK Asset Holdings Ltd.	2,420,998	11,242
	Hang Seng Bank Ltd.	654,152	10,078
	BOC Hong Kong Holdings Ltd.	3,242,759	9,007
	Jardine Matheson Holdings Ltd.	188,752	8,367
	Sands China Ltd.	2,166,336	7,603
	Power Assets Holdings Ltd.	1,237,207	6,371
	MTR Corp. Ltd.	1,284,186	6,363
*	New World Development Co. Ltd.	1,283,539	6,128
[1]	WH Group Ltd.	7,581,433	5,971
	Wharf Real Estate Investment Co. Ltd.	1,482,283	5,705
	Hang Lung Properties Ltd.	1,838,841	4,477
[1]	Budweiser Brewing Co. APAC Ltd.	1,477,400	4,357
	Lenovo Group Ltd.	6,728,000	4,224
	Henderson Land Development Co. Ltd.	1,175,190	4,151
	Xinyi Glass Holdings Ltd.	1,820,640	3,998
	Hongkong Land Holdings Ltd.	1,047,447	3,845
*,1	ESR Cayman Ltd.	1,219,934	3,685

27

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Jardine Strategic Holdings Ltd.	163,451	3,539
^	Sino Land Co. Ltd.	2,958,443	3,506
	Want Want China Holdings Ltd.	4,918,220	3,257
	AAC Technologies Holdings Inc.	615,257	3,234
	Tingyi Cayman Islands Holding Corp.	1,687,900	3,089
	Vitasoy International Holdings Ltd.	708,304	2,865
	Wharf Holdings Ltd.	1,379,283	2,855
	ASM Pacific Technology Ltd.	275,236	2,776
	CK Infrastructure Holdings Ltd.	561,813	2,650
	Minth Group Ltd.	618,783	2,561
	Swire Properties Ltd.	953,035	2,557
	PCCW Ltd.	3,781,715	2,275
	Sun Art Retail Group Ltd.	1,970,731	2,135
	Swire Pacific Ltd. Class A	461,752	2,106
	Bank of East Asia Ltd.	1,140,932	2,058
	Chow Tai Fook Jewellery Group Ltd.	1,574,218	2,012
	Man Wah Holdings Ltd.	1,343,452	1,875
*	Prada SpA	467,204	1,849
*	Wynn Macau Ltd.	1,316,029	1,818
	Hysan Development Co. Ltd.	559,726	1,784
	SJM Holdings Ltd.	1,709,639	1,775
	Hang Lung Group Ltd.	793,920	1,762
	SITC International Holdings Co. Ltd.	1,050,586	1,623
*,1	JS Global Lifestyle Co. Ltd.	793,500	1,427
	NagaCorp Ltd.	1,356,972	1,404
	Microport Scientific Corp.	392,219	1,386
	Kerry Properties Ltd.	544,090	1,335
	HKBN Ltd.	719,657	1,247
*,1	Samsonite International SA	1,172,897	1,197
[1]	BOC Aviation Ltd.	188,425	1,167
	Melco International Development Ltd.	706,274	1,146
	NWS Holdings Ltd.	1,277,887	1,122
	Kerry Logistics Network Ltd.	512,611	1,071
	Yue Yuen Industrial Holdings Ltd.	638,658	1,040
	Dairy Farm International Holdings Ltd.	270,201	1,018
	Fortune REIT	1,216,833	1,016
	VTech Holdings Ltd.	146,650	973
*,^,1	Razer Inc.	3,120,000	937
	United Energy Group Ltd.	6,694,000	909
	MGM China Holdings Ltd.	671,736	886
	Uni-President China Holdings Ltd.	1,017,038	881
*	Hong Kong Television Network Ltd.	585,142	871
	Champion REIT	1,789,900	867
	IGG Inc.	763,628	827
	Lee & Man Paper Manufacturing Ltd.	1,046,000	793
*	Shangri-La Asia Ltd.	1,002,928	789
	L'Occitane International SA	411,123	753
	Luk Fook Holdings International Ltd.	294,406	720
^	Huabao International Holdings Ltd.	738,071	669
	Johnson Electric Holdings Ltd.	315,519	653
	Swire Pacific Ltd. Class B	793,186	646
	First Pacific Co. Ltd.	2,009,939	624
	Cafe de Coral Holdings Ltd.	298,447	617
*	Cathay Pacific Airways Ltd.	898,504	611
	Nexteer Automotive Group Ltd.	717,211	599
*	Glory Sun Financial Group Ltd.	12,508,000	597
	Pacific Basin Shipping Ltd.	3,764,236	550
	K Wah International Holdings Ltd.	1,149,843	546
	Vinda International Holdings Ltd.	202,000	536
	Haitong International Securities Group Ltd.	2,232,891	509
	Shun Tak Holdings Ltd.	1,653,370	485
*,^	MMG Ltd.	2,016,286	478
	SUNeVision Holdings Ltd.	543,000	477
	Towngas China Co. Ltd.	950,140	432

28

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
^,1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	248,000	424
*	Pou Sheng International Holdings Ltd.	1,851,253	424
	CITIC Telecom International Holdings Ltd.	1,300,470	413
*	Leyou Technologies Holdings Ltd.	970,000	410
*,1	AsiaInfo Technologies Ltd.	290,400	401
	Stella International Holdings Ltd.	389,000	399
	Shui On Land Ltd.	3,015,566	398
	Sunlight REIT	898,089	387
	United Laboratories International Holdings Ltd.	423,873	364
*,^,1	FIT Hon Teng Ltd.	904,000	355
	Asia Cement China Holdings Corp.	384,000	352
	VSTECS Holdings Ltd.	560,000	351
*,§	Town Health International Medical Group Ltd.	3,921,659	348
	Value Partners Group Ltd.	770,665	338
	Texhong Textile Group Ltd.	427,000	329
*	Cosmopolitan International Holdings Ltd.	1,748,000	312
	Prosperity REIT	1,088,661	309
*	Lifestyle International Holdings Ltd.	392,907	309
*,^	FIH Mobile Ltd.	2,736,581	301
	Guotai Junan International Holdings Ltd.	2,336,336	300
*,1	VPower Group International Holdings Ltd.	832,000	299
	Dah Sing Financial Holdings Ltd.	116,660	291
	Road King Infrastructure Ltd.	233,814	278
*	China Travel International Investment Hong Kong Ltd.	2,166,268	277
	Far East Consortium International Ltd.	930,493	275
	Canvest Environmental Protection Group Co. Ltd.	633,675	269
	Dynam Japan Holdings Co. Ltd.	251,344	258
	Dah Sing Banking Group Ltd.	292,356	252
	Chow Sang Sang Holdings International Ltd.	220,922	242
	Pacific Textiles Holdings Ltd.	411,697	235
*,§	Convoy Global Holdings Ltd.	10,860,141	234
*,^	C-Mer Eye Care Holdings Ltd.	338,000	229
	Chinese Estates Holdings Ltd.	447,000	225
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	221
	Television Broadcasts Ltd.	259,947	209
*,1	Frontage Holdings Corp.	470,000	207
	Sun Hung Kai & Co. Ltd.	528,182	205
*	Suncity Group Holdings Ltd.	1,980,000	195
	SmarTone Telecommunications Holdings Ltd.	350,235	189
*,^	Macau Legend Development Ltd.	1,388,954	188
*,^	Apollo Future Mobility Group Ltd.	3,364,000	187
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	174
[1]	IMAX China Holding Inc.	102,275	166
*,^	Esprit Holdings Ltd.	1,581,197	164
	Giordano International Ltd.	1,014,590	161
*,^	Truly International Holdings Ltd.	1,389,603	158
*,^	SA Sa International Holdings Ltd.	1,012,953	145
*	China LNG Group Ltd.	1,674,344	134
	Lee's Pharmaceutical Holdings Ltd.	236,812	133
[1]	Crystal International Group Ltd.	476,000	131
*,^	Digital Domain Holdings Ltd.	17,008,031	101
	Texwinca Holdings Ltd.	585,037	89
*,^	GCL New Energy Holdings Ltd.	5,581,422	82
*,^	NewOcean Energy Holdings Ltd.	817,858	73
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	64
*	New World Department Store China Ltd.	421,000	63
*	Emperor Capital Group Ltd.	3,809,145	61
*,§	Camsing International Holding Ltd.	366,000	55
*	G-Resources Group Ltd.	10,601,198	49
*,§	China Baoli Technologies Holdings Ltd.	3,077,500	39
*	Lifestyle China Group Ltd.	292,399	39
	Singamas Container Holdings Ltd.	889,323	38
	Shenwan Hongyuan HK Ltd.	253,136	28
*,§	Agritrade Resources Ltd.	2,330,000	25

29

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Henderson Investment Ltd.	561,863	22
*	Emperor Watch & Jewellery Ltd.	884,532	10
	NOVA Group Holdings Ltd. Class A	245,000	3
			468,980
Japan (59.4%)
	Toyota Motor Corp.	2,213,625	145,318
	Sony Corp.	1,097,339	91,481
	SoftBank Group Corp.	1,325,470	86,333
	Keyence Corp.	161,466	73,277
	Nintendo Co. Ltd.	95,895	51,849
	Shin-Etsu Chemical Co. Ltd.	357,850	47,797
	Daiichi Sankyo Co. Ltd.	1,714,347	45,248
	Daikin Industries Ltd.	237,473	44,439
	Mitsubishi UFJ Financial Group Inc.	11,103,572	43,769
	Recruit Holdings Co. Ltd.	1,132,512	43,093
	Takeda Pharmaceutical Co. Ltd.	1,365,224	42,189
	Nidec Corp.	417,466	42,165
	KDDI Corp.	1,528,666	41,358
	NTT DOCOMO Inc.	1,018,929	37,940
	Hoya Corp.	326,446	36,842
	FANUC Corp.	172,868	36,514
	Honda Motor Co. Ltd.	1,539,586	36,416
	Tokyo Electron Ltd.	132,884	35,668
	Murata Manufacturing Co. Ltd.	506,179	35,498
	Sumitomo Mitsui Financial Group Inc.	1,170,388	32,399
	Fast Retailing Co. Ltd.	45,980	32,073
	Kao Corp.	418,125	29,770
	ITOCHU Corp.	1,223,892	29,396
	SoftBank Corp.	2,485,167	28,921
	Mizuho Financial Group Inc.	2,293,237	28,234
	Hitachi Ltd.	833,328	28,087
	SMC Corp.	51,629	27,462
	Tokio Marine Holdings Inc.	578,524	25,857
	M3 Inc.	379,588	25,636
	Mitsubishi Corp.	1,084,621	24,199
	Oriental Land Co. Ltd.	168,790	23,627
	Nippon Telegraph & Telephone Corp.	1,102,086	23,183
	Astellas Pharma Inc.	1,675,701	22,979
	Mitsui & Co. Ltd.	1,461,457	22,892
	Chugai Pharmaceutical Co. Ltd.	585,138	22,586
	Mitsubishi Electric Corp.	1,732,214	22,309
	Terumo Corp.	590,032	21,716
	Shiseido Co. Ltd.	350,538	21,701
	Seven & i Holdings Co. Ltd.	692,649	21,053
	Fujitsu Ltd.	170,482	20,171
	Japan Tobacco Inc.	1,065,369	20,058
	Central Japan Railway Co.	162,952	19,704
	Denso Corp.	409,503	19,081
	Komatsu Ltd.	824,337	18,585
	Eisai Co. Ltd.	237,934	18,500
	Olympus Corp.	950,620	18,199
	Panasonic Corp.	1,924,935	17,782
	Suzuki Motor Corp.	407,447	17,499
	Kubota Corp.	990,705	17,217
	East Japan Railway Co.	325,245	17,008
	Bridgestone Corp.	519,328	16,928
	Z Holdings Corp.	2,342,188	16,332
	Unicharm Corp.	350,834	16,233
	FUJIFILM Holdings Corp.	318,087	16,220
	Aeon Co. Ltd.	633,338	16,181
	Sysmex Corp.	170,911	16,053
	Shimano Inc.	69,833	15,972
	Canon Inc.	896,111	15,598

30

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Mitsubishi Estate Co. Ltd.	1,027,559	15,327
	Kyocera Corp.	276,892	15,249
	Daiwa House Industry Co. Ltd.	566,970	14,897
	Secom Co. Ltd.	174,497	14,741
	Dai-ichi Life Holdings Inc.	974,895	14,560
	Mitsui Fudosan Co. Ltd.	826,660	14,076
	Otsuka Holdings Co. Ltd.	377,821	13,993
	Nitori Holdings Co. Ltd.	67,337	13,842
	Bandai Namco Holdings Inc.	176,143	13,164
	ORIX Corp.	1,123,911	13,144
	TDK Corp.	108,027	12,704
	Kirin Holdings Co. Ltd.	697,101	12,568
	Nippon Paint Holdings Co. Ltd.	139,179	12,537
	Nomura Holdings Inc.	2,720,214	12,182
	Asahi Group Holdings Ltd.	393,054	12,164
	Japan Exchange Group Inc.	483,784	11,811
	NEC Corp.	233,959	11,785
	Omron Corp.	161,289	11,646
	Shionogi & Co. Ltd.	245,007	11,557
	MS&AD Insurance Group Holdings Inc.	419,468	11,479
	Sompo Holdings Inc.	304,920	11,384
	Ono Pharmaceutical Co. Ltd.	387,901	11,065
	Sumitomo Corp.	1,011,101	11,062
	Obic Co. Ltd.	59,488	10,532
	Advantest Corp.	179,049	10,371
	Nexon Co. Ltd.	367,714	10,249
	Subaru Corp.	550,948	10,112
	Toshiba Corp.	397,758	10,062
	Pan Pacific International Holdings Corp.	458,708	9,733
	Makita Corp.	219,715	9,712
	Asahi Kasei Corp.	1,114,616	9,659
	Sumitomo Realty & Development Co. Ltd.	356,720	9,546
	Toyota Industries Corp.	144,972	9,369
	Nitto Denko Corp.	131,647	9,249
	SG Holdings Co. Ltd.	381,400	9,200
	ENEOS Holdings Inc.	2,717,659	9,170
	Yaskawa Electric Corp.	232,620	9,045
	Daifuku Co. Ltd.	87,264	8,998
	Sumitomo Mitsui Trust Holdings Inc.	331,636	8,917
	Ajinomoto Co. Inc.	440,734	8,855
	MEIJI Holdings Co. Ltd.	120,899	8,759
	Tokyo Gas Co. Ltd.	381,834	8,652
	Sekisui House Ltd.	519,625	8,633
	Japan Post Holdings Co. Ltd.	1,200,120	8,235
	Kikkoman Corp.	164,699	8,202
	Yamato Holdings Co. Ltd.	304,300	8,055
	MISUMI Group Inc.	252,511	7,499
	Sumitomo Electric Industries Ltd.	678,703	7,493
	Marubeni Corp.	1,413,743	7,381
*	Nippon Steel Corp.	734,216	7,121
	Chubu Electric Power Co. Inc.	634,402	7,106
	West Japan Railway Co.	163,380	7,009
	Rakuten Inc.	716,765	6,974
	Shimadzu Corp.	242,340	6,929
	Nomura Research Institute Ltd.	235,039	6,928
	Nihon M&A Center Inc.	117,012	6,871
	Osaka Gas Co. Ltd.	356,565	6,771
	Disco Corp.	25,071	6,767
	Odakyu Electric Railway Co. Ltd.	277,356	6,693
	MINEBEA MITSUMI Inc.	370,499	6,692
	Sumitomo Metal Mining Co. Ltd.	213,263	6,629
	Yamaha Corp.	137,361	6,512
	Mitsubishi Chemical Holdings Corp.	1,153,146	6,490
	Kintetsu Group Holdings Co. Ltd.	162,154	6,479

31

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Resona Holdings Inc.	1,963,324	6,473
	Nissan Chemical Corp.	121,542	6,450
	NTT Data Corp.	570,557	6,439
	Toray Industries Inc.	1,365,578	6,179
*	Nissan Motor Co. Ltd.	1,743,430	6,173
	Keio Corp.	104,025	6,046
	Kansai Electric Power Co. Inc.	663,316	6,036
	Hankyu Hanshin Holdings Inc.	197,635	6,034
	TOTO Ltd.	131,666	6,011
	Lasertec Corp.	68,546	5,938
	Trend Micro Inc.	105,022	5,883
	MonotaRO Co. Ltd.	105,958	5,861
	Hamamatsu Photonics KK	115,239	5,799
	Santen Pharmaceutical Co. Ltd.	323,107	5,756
	Rohm Co. Ltd.	74,519	5,730
	Yakult Honsha Co. Ltd.	118,130	5,717
	Taisei Corp.	181,190	5,638
	Toyota Tsusho Corp.	201,607	5,626
	Dentsu Group Inc.	194,773	5,615
	Kyowa Kirin Co. Ltd.	225,402	5,598
	Mitsubishi Heavy Industries Ltd.	256,639	5,514
	Daiwa Securities Group Inc.	1,355,476	5,492
	CyberAgent Inc.	86,853	5,463
	Kobayashi Pharmaceutical Co. Ltd.	55,614	5,419
	Nissin Foods Holdings Co. Ltd.	62,225	5,388
	Daito Trust Construction Co. Ltd.	58,622	5,333
*	Renesas Electronics Corp.	645,269	5,326
	Tokyu Corp.	443,501	5,262
	Asahi Intecc Co. Ltd.	169,452	5,251
	LIXIL Group Corp.	240,302	5,218
	AGC Inc.	167,024	5,215
	Tobu Railway Co. Ltd.	183,599	5,210
	Obayashi Corp.	607,929	5,087
	Koito Manufacturing Co. Ltd.	103,321	4,983
	T&D Holdings Inc.	495,855	4,956
	Sekisui Chemical Co. Ltd.	314,760	4,907
	Azbil Corp.	119,296	4,841
	SBI Holdings Inc.	205,372	4,734
	Hikari Tsushin Inc.	20,095	4,713
	Aisin Seiki Co. Ltd.	155,352	4,707
	Nagoya Railroad Co. Ltd.	176,150	4,695
	Dai Nippon Printing Co. Ltd.	248,780	4,635
	Tsuruha Holdings Inc.	33,031	4,625
	Lion Corp.	226,321	4,615
	Kansai Paint Co. Ltd.	175,386	4,522
	Pigeon Corp.	97,995	4,513
	Capcom Co. Ltd.	82,068	4,488
	Ryohin Keikaku Co. Ltd.	212,900	4,469
	Sumitomo Chemical Co. Ltd.	1,365,230	4,466
	Kajima Corp.	408,442	4,364
	GMO Payment Gateway Inc.	35,492	4,349
	Idemitsu Kosan Co. Ltd.	212,922	4,306
	Otsuka Corp.	92,774	4,263
	Miura Co. Ltd.	88,643	4,176
	Hirose Electric Co. Ltd.	29,911	4,175
	Taiyo Yuden Co. Ltd.	112,781	4,171
	Toho Gas Co. Ltd.	80,482	4,155
	Tosoh Corp.	253,673	4,112
	TIS Inc.	214,275	4,098
	Toho Co. Ltd.	102,999	4,079
	Square Enix Holdings Co. Ltd.	69,854	4,059
	Toyo Suisan Kaisha Ltd.	81,275	4,045
	Mitsui Chemicals Inc.	157,788	4,041
	Ricoh Co. Ltd.	611,904	4,019

32

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ibiden Co. Ltd.	97,479	3,975
	Nabtesco Corp.	105,921	3,957
	Suntory Beverage & Food Ltd.	113,714	3,922
	Inpex Corp.	825,732	3,916
	Tohoku Electric Power Co. Inc.	428,440	3,780
	Isuzu Motors Ltd.	463,454	3,760
	Stanley Electric Co. Ltd.	130,649	3,721
	JSR Corp.	164,368	3,715
	NH Foods Ltd.	89,360	3,660
*	Tokyo Electric Power Co. Holdings Inc.	1,414,007	3,649
	Yamaha Motor Co. Ltd.	254,744	3,642
*	PeptiDream Inc.	78,430	3,625
	Nippon Express Co. Ltd.	64,351	3,609
	Welcia Holdings Co. Ltd.	90,564	3,549
	Kyushu Electric Power Co. Inc.	420,278	3,523
	USS Co. Ltd.	192,457	3,520
	Keisei Electric Railway Co. Ltd.	125,452	3,509
	Shimizu Corp.	499,848	3,471
	Nisshin Seifun Group Inc.	230,305	3,468
	Fuji Electric Co. Ltd.	113,700	3,448
	Keihan Holdings Co. Ltd.	88,943	3,379
	Oji Holdings Corp.	801,309	3,377
	Marui Group Co. Ltd.	186,058	3,362
	NGK Insulators Ltd.	235,205	3,360
	Concordia Financial Group Ltd.	1,015,433	3,352
	Konami Holdings Corp.	85,006	3,327
	Nippon Shinyaku Co. Ltd.	46,360	3,313
	Brother Industries Ltd.	213,357	3,297
	Ito En Ltd.	51,534	3,264
	Hoshizaki Corp.	40,856	3,263
*	JFE Holdings Inc.	461,404	3,242
	Toppan Printing Co. Ltd.	254,272	3,233
	Yokogawa Electric Corp.	218,764	3,216
	Rinnai Corp.	32,636	3,216
	SUMCO Corp.	210,452	3,210
	NSK Ltd.	399,310	3,197
	Keikyu Corp.	225,804	3,158
	Shizuoka Bank Ltd.	461,499	3,104
	NGK Spark Plug Co. Ltd.	175,587	3,088
	Yamada Holdings Co. Ltd.	632,573	3,084
	Hulic Co. Ltd.	331,438	3,070
	Hisamitsu Pharmaceutical Co. Inc.	64,103	3,066
	Kakaku.com Inc.	115,869	3,062
	Kyushu Railway Co.	142,470	3,030
	FamilyMart Co. Ltd.	137,300	3,018
	Itochu Techno-Solutions Corp.	88,114	2,989
	Chugoku Electric Power Co. Inc.	237,167	2,980
	Mitsubishi Gas Chemical Co. Inc.	163,290	2,977
	Japan Post Bank Co. Ltd.	371,303	2,961
	Kurita Water Industries Ltd.	99,064	2,948
	Casio Computer Co. Ltd.	193,960	2,947
	Chiba Bank Ltd.	560,566	2,895
	Kuraray Co. Ltd.	311,467	2,881
	Oracle Corp. Japan	28,817	2,880
	Alfresa Holdings Corp.	157,100	2,876
	Tokyo Century Corp.	58,383	2,862
	Bank of Kyoto Ltd.	64,735	2,859
	Kose Corp.	22,366	2,851
	Seiko Epson Corp.	245,313	2,849
	Sohgo Security Services Co. Ltd.	60,789	2,832
	Rohto Pharmaceutical Co. Ltd.	88,547	2,768
^	Anritsu Corp.	125,653	2,751
	THK Co. Ltd.	103,499	2,747
	Hakuhodo DY Holdings Inc.	215,143	2,741

33

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Mazda Motor Corp.	520,832	2,735
	Nippon Yusen KK	145,159	2,679
	Japan Post Insurance Co. Ltd.	168,176	2,666
	Cosmos Pharmaceutical Corp.	15,626	2,654
	COMSYS Holdings Corp.	101,791	2,587
	Haseko Corp.	215,291	2,581
	Alps Alpine Co. Ltd.	178,520	2,576
	Koei Tecmo Holdings Co. Ltd.	52,287	2,555
	Teijin Ltd.	166,706	2,554
	Matsumotokiyoshi Holdings Co. Ltd.	68,934	2,545
	Taiheiyo Cement Corp.	107,136	2,515
	Sushiro Global Holdings Ltd.	92,068	2,499
	Fukuoka Financial Group Inc.	149,026	2,493
^	Skylark Holdings Co. Ltd.	172,508	2,460
	Amada Co. Ltd.	281,269	2,448
*	LINE Corp.	47,610	2,443
	Suzuken Co. Ltd.	67,493	2,437
	Kagome Co. Ltd.	71,034	2,433
	Nichirei Corp.	96,501	2,432
	Sojitz Corp.	1,102,565	2,426
	Tokyu Fudosan Holdings Corp.	551,619	2,410
	Denka Co. Ltd.	77,971	2,402
	Ebara Corp.	85,230	2,369
	Hitachi Construction Machinery Co. Ltd.	95,937	2,366
	MediPal Holdings Corp.	132,651	2,365
	Hitachi Metals Ltd.	177,786	2,358
	Iida Group Holdings Co. Ltd.	130,238	2,356
	Taisho Pharmaceutical Holdings Co. Ltd.	39,110	2,353
	Goldwin Inc.	31,432	2,345
	Persol Holdings Co. Ltd.	152,411	2,308
	NOF Corp.	61,372	2,307
	Air Water Inc.	161,269	2,304
	Nifco Inc.	76,610	2,293
^	Mitsui OSK Lines Ltd.	100,965	2,279
	Relo Group Inc.	94,816	2,275
	Nankai Electric Railway Co. Ltd.	99,590	2,274
	Sega Sammy Holdings Inc.	181,067	2,269
	NET One Systems Co. Ltd.	75,812	2,267
	ZOZO Inc.	88,568	2,247
*	ANA Holdings Inc.	101,368	2,211
	Showa Denko KK	129,559	2,203
	Sundrug Co. Ltd.	58,993	2,191
	House Foods Group Inc.	66,054	2,187
	Sumitomo Heavy Industries Ltd.	102,003	2,186
	Open House Co. Ltd.	62,624	2,132
	Kyowa Exeo Corp.	92,484	2,132
	Nippon Building Fund Inc.	417	2,106
	Nihon Kohden Corp.	67,151	2,100
	Shimamura Co. Ltd.	19,651	2,095
	Tokyo Tatemono Co. Ltd.	181,939	2,093
	Calbee Inc.	67,850	2,081
	Sugi Holdings Co. Ltd.	31,331	2,069
	Mitsubishi Materials Corp.	111,768	2,051
	Electric Power Development Co. Ltd.	151,608	2,049
	Shinsei Bank Ltd.	168,564	2,028
	Tokai Carbon Co. Ltd.	178,586	2,027
	Zensho Holdings Co. Ltd.	86,270	2,016
	Sanwa Holdings Corp.	176,274	2,011
	Kewpie Corp.	98,174	2,009
	TechnoPro Holdings Inc.	32,141	1,999
	SHO-BOND Holdings Co. Ltd.	41,086	1,983
	Tokyo Ohka Kogyo Co. Ltd.	33,416	1,979
	Lawson Inc.	42,871	1,970
	K's Holdings Corp.	154,160	1,969

34

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Justsystems Corp.	30,042	1,965
	Fancl Corp.	61,268	1,931
	Asics Corp.	154,005	1,924
	Ezaki Glico Co. Ltd.	46,258	1,919
	Sumitomo Forestry Co. Ltd.	120,286	1,895
	Mabuchi Motor Co. Ltd.	45,861	1,891
	Nippon Sanso Holdings Corp.	128,732	1,887
	Seibu Holdings Inc.	188,004	1,880
	Yamazaki Baking Co. Ltd.	113,741	1,868
	SCSK Corp.	37,405	1,860
	SCREEN Holdings Co. Ltd.	33,817	1,852
	Shimachu Co. Ltd.	34,988	1,849
	Hino Motors Ltd.	241,256	1,848
	Kinden Corp.	116,321	1,824
	Nomura Real Estate Holdings Inc.	103,920	1,815
	Nishi-Nippon Railroad Co. Ltd.	68,447	1,808
	Coca-Cola Bottlers Japan Holdings Inc.	127,399	1,798
	Japan Airport Terminal Co. Ltd.	41,383	1,797
	Mebuki Financial Group Inc.	892,570	1,793
	Zenkoku Hosho Co. Ltd.	45,365	1,789
	DIC Corp.	73,219	1,783
	Sumitomo Dainippon Pharma Co. Ltd.	151,662	1,778
*	Japan Airlines Co. Ltd.	100,540	1,756
	Aozora Bank Ltd.	106,721	1,753
	Nihon Unisys Ltd.	59,299	1,748
	Sotetsu Holdings Inc.	70,638	1,743
	Ain Holdings Inc.	24,807	1,735
	Morinaga Milk Industry Co. Ltd.	35,413	1,707
	Daicel Corp.	239,179	1,707
	Tsumura & Co.	58,065	1,704
	J Front Retailing Co. Ltd.	223,138	1,700
	Mitsubishi UFJ Lease & Finance Co. Ltd.	399,819	1,694
	Horiba Ltd.	34,320	1,688
	Aeon Mall Co. Ltd.	108,101	1,686
	Nikon Corp.	276,504	1,685
	Ship Healthcare Holdings Inc.	35,305	1,675
	Toyoda Gosei Co. Ltd.	65,859	1,674
	Sawai Pharmaceutical Co. Ltd.	34,448	1,660
	Kamigumi Co. Ltd.	92,785	1,660
^	Sharp Corp.	142,215	1,645
	JTEKT Corp.	206,010	1,642
	FP Corp.	40,586	1,619
	Penta-Ocean Construction Co. Ltd.	254,075	1,611
	Kyushu Financial Group Inc.	343,191	1,605
	JGC Holdings Corp.	194,714	1,601
	Takara Holdings Inc.	158,579	1,599
	Sankyu Inc.	44,568	1,597
	As One Corp.	11,042	1,596
	Ulvac Inc.	43,375	1,589
	Zeon Corp.	130,414	1,587
	Mitsubishi Logistics Corp.	60,100	1,582
*	Kawasaki Heavy Industries Ltd.	132,255	1,580
	Aica Kogyo Co. Ltd.	46,855	1,578
	PALTAC Corp.	28,052	1,568
	Ube Industries Ltd.	91,300	1,567
	Nippon Gas Co. Ltd.	32,717	1,561
	Infomart Corp.	187,832	1,553
	Nippon Prologis REIT Inc.	468	1,540
	Credit Saison Co. Ltd.	142,025	1,535
	Isetan Mitsukoshi Holdings Ltd.	315,213	1,535
	BayCurrent Consulting Inc.	11,847	1,533
	Acom Co. Ltd.	340,026	1,528
	Menicon Co. Ltd.	21,592	1,525
	Hachijuni Bank Ltd.	411,906	1,521

35

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Iwatani Corp.	33,411	1,516
	Benesse Holdings Inc.	63,718	1,502
	Iyo Bank Ltd.	239,225	1,501
	Bic Camera Inc.	132,493	1,463
	Fujitec Co. Ltd.	66,840	1,456
	DeNA Co. Ltd.	85,335	1,456
	Rengo Co. Ltd.	188,426	1,450
	Nippon Electric Glass Co. Ltd.	73,564	1,447
	Fuji Corp.	71,636	1,440
	Sumitomo Rubber Industries Ltd.	163,245	1,436
	Amano Corp.	60,880	1,433
	GMO internet Inc.	53,712	1,433
	Kaneka Corp.	50,830	1,422
	Hirogin Holdings Inc.	260,826	1,420
	Furukawa Electric Co. Ltd.	56,073	1,405
	Mani Inc.	55,915	1,399
	Nippon Shokubai Co. Ltd.	28,452	1,393
	Japan Real Estate Investment Corp.	284	1,392
	Fujitsu General Ltd.	50,040	1,389
	Toyo Tire Corp.	92,630	1,374
	IHI Corp.	113,365	1,373
	Tokuyama Corp.	61,582	1,372
	Benefit One Inc.	54,080	1,353
	Yokohama Rubber Co. Ltd.	94,212	1,353
	Yaoko Co. Ltd.	19,101	1,352
	Yamaguchi Financial Group Inc.	207,704	1,351
*	Park24 Co. Ltd.	99,412	1,343
	Seven Bank Ltd.	585,072	1,343
	SMS Co. Ltd.	45,568	1,342
	Pola Orbis Holdings Inc.	67,352	1,328
	cocokara fine Inc.	20,015	1,315
	Morinaga & Co. Ltd.	34,410	1,307
	JCR Pharmaceuticals Co. Ltd.	50,132	1,298
	Nippon Kayaku Co. Ltd.	148,918	1,282
	OKUMA Corp.	26,340	1,278
	TS Tech Co. Ltd.	45,961	1,272
	Maruichi Steel Tube Ltd.	55,427	1,272
	Chugoku Bank Ltd.	146,501	1,269
	Katitas Co. Ltd.	44,700	1,268
	JAFCO Group Co. ltd	27,755	1,255
	Daiichikosho Co. Ltd.	36,607	1,253
	GLP J-Reit	811	1,250
	Fuji Oil Holdings Inc.	39,390	1,246
	Mitsui Mining & Smelting Co. Ltd.	48,945	1,236
	Toyo Seikan Group Holdings Ltd.	131,531	1,229
	Seino Holdings Co. Ltd.	94,610	1,223
	GS Yuasa Corp.	69,938	1,221
	Hitachi Transport System Ltd.	38,399	1,217
	Nagase & Co. Ltd.	93,285	1,216
	Fukuyama Transporting Co. Ltd.	28,945	1,213
	Toda Corp.	211,520	1,208
	DMG Mori Co. Ltd.	89,324	1,194
	Gunma Bank Ltd.	375,972	1,193
	Izumi Co. Ltd.	35,115	1,191
	Mirait Holdings Corp.	83,538	1,189
	ABC-Mart Inc.	23,366	1,185
	Japan Steel Works Ltd.	55,081	1,178
	Dowa Holdings Co. Ltd.	40,729	1,166
	Kaken Pharmaceutical Co. Ltd.	29,539	1,163
	Toagosei Co. Ltd.	109,814	1,163
	Nomura Real Estate Master Fund Inc.	972	1,161
	NOK Corp.	101,729	1,160
	ADEKA Corp.	89,338	1,155
	Tokyo Seimitsu Co. Ltd.	34,221	1,155

36

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	H.U. Group Holdings Inc.	45,242	1,151
	Systena Corp.	62,380	1,132
	Takara Bio Inc.	41,386	1,127
	Kusuri no Aoki Holdings Co. Ltd.	14,026	1,120
	Ushio Inc.	100,137	1,119
	Nippo Corp.	43,463	1,116
	NSD Co. Ltd.	63,152	1,109
	Inaba Denki Sangyo Co. Ltd.	46,060	1,109
	Jeol Ltd.	34,524	1,100
	Japan Elevator Service Holdings Co. Ltd.	28,600	1,099
	Hokuriku Electric Power Co.	153,242	1,093
^	Kobe Bussan Co. Ltd.	38,800	1,092
	Internet Initiative Japan Inc.	24,373	1,090
	Kadokawa Corp.	35,844	1,090
	Asahi Holdings Inc.	33,358	1,088
	Hazama Ando Corp.	174,659	1,085
	Yoshinoya Holdings Co. Ltd.	58,702	1,079
	Nipro Corp.	101,648	1,070
	Nichias Corp.	49,139	1,064
	OSG Corp.	70,997	1,064
	NEC Networks & System Integration Corp.	61,285	1,063
	Daiwabo Holdings Co. Ltd.	16,216	1,062
	Toyobo Co. Ltd.	79,392	1,058
	AEON Financial Service Co. Ltd.	103,131	1,056
*	Kobe Steel Ltd.	270,406	1,056
	Hokuhoku Financial Group Inc.	110,805	1,051
	Kokuyo Co. Ltd.	77,107	1,048
	Meitec Corp.	21,081	1,045
	Sankyo Co. Ltd.	40,878	1,042
*	Mitsubishi Motors Corp.	565,591	1,037
	Shochiku Co. Ltd.	8,956	1,037
	Shinko Electric Industries Co. Ltd.	58,993	1,029
	Ariake Japan Co. Ltd.	16,017	1,026
	Konica Minolta Inc.	402,141	1,025
	Daido Steel Co. Ltd.	31,045	1,017
	TOKAI Holdings Corp.	102,575	1,016
	Daiwa House REIT Investment Corp.	437	1,011
	Digital Garage Inc.	28,348	1,008
	Takuma Co. Ltd.	65,752	1,007
	Fuji Soft Inc.	18,703	1,000
	Shikoku Electric Power Co. Inc.	138,025	992
	Fuyo General Lease Co. Ltd.	17,211	988
	Takashimaya Co. Ltd.	131,957	986
	Sakata Seed Corp.	27,850	983
*	SHIFT Inc.	7,700	977
	Nippon Paper Industries Co. Ltd.	86,209	974
	Sumitomo Osaka Cement Co. Ltd.	31,826	968
	Kyudenko Corp.	35,218	961
	Glory Ltd.	45,543	960
	Elecom Co. Ltd.	19,111	957
	Sanrio Co. Ltd.	51,676	951
	Lintec Corp.	42,867	950
*	Change Inc.	12,400	950
	Topcon Corp.	94,814	945
	JINS Holdings Inc.	13,030	944
	DCM Holdings Co. Ltd.	76,062	942
	Mizuho Leasing Co. Ltd.	36,966	942
	Duskin Co. Ltd.	36,895	942
	Nishi-Nippon Financial Holdings Inc.	137,742	933
	Kenedix Inc.	180,008	933
*	Kawasaki Kisen Kaisha Ltd.	76,314	933
	Daio Paper Corp.	64,066	926
	Nippon Suisan Kaisha Ltd.	238,675	919
	Sapporo Holdings Ltd.	56,208	918

37

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Nitto Boseki Co. Ltd.	24,769	910
	Shiga Bank Ltd.	42,064	908
	Wacoal Holdings Corp.	49,767	902
	Toei Co. Ltd.	6,068	895
	Heiwa Real Estate Co. Ltd.	30,435	889
	Trusco Nakayama Corp.	34,418	888
	77 Bank Ltd.	63,070	882
	Fuji Kyuko Co. Ltd.	20,493	879
	Pilot Corp.	31,484	878
	NHK Spring Co. Ltd.	144,841	876
	Wacom Co. Ltd.	132,931	874
	Daiseki Co. Ltd.	34,120	869
	Nishimatsu Construction Co. Ltd.	44,541	865
	Toho Holdings Co. Ltd.	46,760	865
	Toshiba TEC Corp.	21,587	864
	IR Japan Holdings Ltd.	7,800	864
	Cosmo Energy Holdings Co. Ltd.	58,501	856
	Nisshinbo Holdings Inc.	127,911	853
	Milbon Co. Ltd.	16,614	852
	Maeda Corp.	118,077	850
	Nikkon Holdings Co. Ltd.	44,153	845
	Outsourcing Inc.	90,730	841
	Mochida Pharmaceutical Co. Ltd.	22,980	839
	NS Solutions Corp.	28,448	833
	Kumiai Chemical Industry Co. Ltd.	86,637	833
	Kiyo Bank Ltd.	55,700	832
	Nojima Corp.	29,650	832
	Nippon Light Metal Holdings Co. Ltd.	52,634	831
	Joyful Honda Co. Ltd.	53,414	831
	Valor Holdings Co. Ltd.	33,725	831
	CKD Corp.	49,845	830
	GungHo Online Entertainment Inc.	32,965	819
	Advance Residence Investment Corp.	279	815
	Japan Retail Fund Investment Corp.	562	810
	Canon Marketing Japan Inc.	37,989	809
	Senko Group Holdings Co. Ltd.	90,410	809
	Sumitomo Bakelite Co. Ltd.	28,450	805
	Kohnan Shoji Co. Ltd.	23,577	805
	Resorttrust Inc.	57,094	804
	Taiyo Holdings Co. Ltd.	15,220	797
	Megmilk Snow Brand Co. Ltd.	36,706	795
	Toyota Boshoku Corp.	54,726	795
	TKC Corp.	12,732	789
	Kyoritsu Maintenance Co. Ltd.	21,988	787
	Nihon Parkerizing Co. Ltd.	79,751	786
	Kotobuki Spirits Co. Ltd.	16,913	784
*	Aiful Corp.	263,642	783
	Orix JREIT Inc.	556	781
	Itoham Yonekyu Holdings Inc.	116,036	777
	Hitachi Capital Corp.	36,602	774
	Maruwa Unyu Kikan Co. Ltd.	17,994	773
	Prima Meat Packers Ltd.	26,965	769
	Macnica Fuji Electronics Holdings Inc.	42,759	765
	Tadano Ltd.	99,766	764
	Japan Lifeline Co. Ltd.	58,908	760
^	Matsui Securities Co. Ltd.	94,923	760
	Earth Corp.	11,939	758
	Maruwa Co. Ltd.	7,262	755
	Anicom Holdings Inc.	70,936	749
	Ichibanya Co. Ltd.	14,724	747
	Komeri Co. Ltd.	25,370	747
	Nichiha Corp.	25,468	742
	Sangetsu Corp.	51,405	741
	Takasago Thermal Engineering Co. Ltd.	55,698	738

38

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Kumagai Gumi Co. Ltd.	31,937	738
	Heiwa Corp.	45,356	733
	Tomy Co. Ltd.	83,186	728
	Kandenko Co. Ltd.	96,714	726
	Colowide Co. Ltd.	48,337	724
	Okumura Corp.	31,185	722
	Zojirushi Corp.	40,298	720
	Awa Bank Ltd.	29,923	720
	Ogaki Kyoritsu Bank Ltd.	32,219	719
	Paramount Bed Holdings Co. Ltd.	18,511	713
*	NTN Corp.	381,617	708
*	UT Group Co. Ltd.	22,700	707
	ASKUL Corp.	18,405	707
	Central Glass Co. Ltd.	32,916	706
	Daishi Hokuetsu Financial Group Inc.	36,748	706
	OBIC Business Consultants Co. Ltd.	13,032	701
	Nishimatsuya Chain Co. Ltd.	42,980	699
	DTS Corp.	35,912	698
	Kureha Corp.	16,426	697
	Fuji Seal International Inc.	37,203	695
	Autobacs Seven Co. Ltd.	54,014	691
	Strike Co. Ltd.	12,830	689
	Daihen Corp.	17,807	689
	San-A Co. Ltd.	16,516	688
	Tokai Rika Co. Ltd.	43,870	687
	EDION Corp.	69,757	687
	Oki Electric Industry Co. Ltd.	73,610	683
	Showa Sangyo Co. Ltd.	21,886	676
	Tokyotokeiba Co. Ltd.	13,530	674
	Tri Chemical Laboratories Inc.	5,600	672
	Yamato Kogyo Co. Ltd.	27,954	671
	Industrial & Infrastructure Fund Investment Corp.	394	671
	Iriso Electronics Co. Ltd.	17,607	670
	Kintetsu World Express Inc.	31,535	670
	Nippon Flour Mills Co. Ltd.	41,763	670
	United Urban Investment Corp.	622	664
	Taikisha Ltd.	25,467	663
	Maruha Nichiro Corp.	31,632	663
	Takeuchi Manufacturing Co. Ltd.	30,341	661
	Shoei Co. Ltd.	21,700	661
	Japan Material Co. Ltd.	50,836	657
	Arcs Co. Ltd.	29,641	656
	San-In Godo Bank Ltd.	129,198	650
	Information Services International-Dentsu Ltd.	10,346	650
	Eizo Corp.	17,210	650
	Kato Sangyo Co. Ltd.	19,499	648
	Prestige International Inc.	76,106	648
	Tsubakimoto Chain Co.	29,144	647
	Nachi-Fujikoshi Corp.	16,313	647
	Transcosmos Inc.	23,677	646
	Infocom Corp.	17,815	645
	Nippon Soda Co. Ltd.	24,572	645
*	Fujikura Ltd.	243,122	644
	Create SD Holdings Co. Ltd.	19,899	642
	Sanken Electric Co. Ltd.	19,996	640
	Tokyo Dome Corp.	79,767	638
	Makino Milling Machine Co. Ltd.	18,413	634
	Totetsu Kogyo Co. Ltd.	24,370	633
	Morita Holdings Corp.	34,516	631
	Hokkaido Electric Power Co. Inc.	161,970	628
	Fujimi Inc.	17,510	623
	Seiren Co. Ltd.	38,782	615
	Cybozu Inc.	21,288	614
*	RENOVA Inc.	38,500	614

39

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Noevir Holdings Co. Ltd.	13,727	613
*	GMO GlobalSign Holdings KK	5,811	613
	Digital Arts Inc.	8,656	612
	Citizen Watch Co. Ltd.	229,881	609
	Life Corp.	17,310	609
	Hanwa Co. Ltd.	31,329	607
	en-japan Inc.	27,600	607
	JCU Corp.	19,298	606
	MOS Food Services Inc.	22,186	605
	Keihanshin Building Co. Ltd.	33,031	599
	Hitachi Zosen Corp.	147,834	595
	Nippon Densetsu Kogyo Co. Ltd.	30,638	594
	Hokkoku Bank Ltd.	20,784	591
	Fuso Chemical Co. Ltd.	17,312	591
	Raito Kogyo Co. Ltd.	41,488	588
	Funai Soken Holdings Inc.	27,156	587
	FCC Co. Ltd.	30,438	584
	Orient Corp.	526,345	584
	Tsugami Corp.	41,762	583
	Kansai Mirai Financial Group Inc.	159,232	580
	Nisshin Oillio Group Ltd.	20,090	577
	eGuarantee Inc.	25,900	577
	Yamazen Corp.	58,692	575
	Hogy Medical Co. Ltd.	19,596	575
	Okamura Corp.	75,123	574
	Sekisui House Reit Inc.	820	573
	Shibuya Corp.	18,504	573
	Atom Corp.	71,451	573
	Fujimori Kogyo Co. Ltd.	13,930	571
	Okinawa Electric Power Co. Inc.	38,944	568
	S Foods Inc.	17,036	567
	Ai Holdings Corp.	32,236	567
	Japan Wool Textile Co. Ltd.	58,100	564
	ZERIA Pharmaceutical Co. Ltd.	31,705	563
	Kanamoto Co. Ltd.	27,275	563
	Nagaileben Co. Ltd.	22,383	560
	Japan Aviation Electronics Industry Ltd.	40,491	558
	Starts Corp. Inc.	23,960	557
	Mitsui Fudosan Logistics Park Inc.	116	554
	Gunze Ltd.	15,022	553
	Aruhi Corp.	30,721	552
	Kameda Seika Co. Ltd.	12,138	550
	Meidensha Corp.	35,715	546
	United Super Markets Holdings Inc.	50,735	546
	North Pacific Bank Ltd.	256,693	543
	Suruga Bank Ltd.	166,283	543
	Arata Corp.	11,149	542
	Hyakugo Bank Ltd.	175,738	538
	Ohsho Food Service Corp.	9,750	536
	Kura Sushi Inc.	8,855	534
	Eiken Chemical Co. Ltd.	27,856	533
	Axial Retailing Inc.	12,534	532
	BML Inc.	18,903	531
	KYORIN Holdings Inc.	29,387	531
	Kanematsu Corp.	44,814	531
	MCJ Co. Ltd.	57,608	531
	Juroku Bank Ltd.	28,937	531
	LaSalle Logiport REIT	340	529
	Kissei Pharmaceutical Co. Ltd.	26,852	528
	Okamoto Industries Inc.	12,831	528
	Nippon Accommodations Fund Inc.	92	527
	Activia Properties Inc.	144	520
*	euglena Co. Ltd.	61,508	516
^	Maeda Kosen Co. Ltd.	19,400	515

40

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ichigo Inc.	181,243	514
	H2O Retailing Corp.	78,000	513
	Dexerials Corp.	44,780	512
	Nikkiso Co. Ltd.	53,320	511
	KOMEDA Holdings Co. Ltd.	28,858	510
	Japan Logistics Fund Inc.	181	509
	Sumitomo Warehouse Co. Ltd.	43,436	508
	Ryoyo Electro Corp.	18,406	508
	Tokai Tokyo Financial Holdings Inc.	196,734	507
	Bank of Okinawa Ltd.	17,980	505
*	M&A Capital Partners Co. Ltd.	11,144	504
	Saibu Gas Co. Ltd.	20,892	502
	Token Corp.	6,666	502
	Comture Corp.	19,700	501
	Belc Co. Ltd.	8,158	501
*,^	Optim Corp.	17,782	499
	Takara Standard Co. Ltd.	37,981	498
*	Descente Ltd.	32,088	498
	Solasto Corp.	40,700	497
	Sumitomo Mitsui Construction Co. Ltd.	128,432	496
	Maeda Road Construction Co. Ltd.	29,529	492
	Japan Prime Realty Investment Corp.	182	492
	Max Co. Ltd.	35,118	491
	San-Ai Oil Co. Ltd.	48,442	488
	Nanto Bank Ltd.	27,521	488
	Sekisui Jushi Corp.	24,171	488
	TBS Holdings Inc.	31,537	487
	Hirata Corp.	7,815	486
	Mitsubishi Logisnext Co. Ltd.	57,561	486
	Mitsubishi Pencil Co. Ltd.	37,692	485
	Yokogawa Bridge Holdings Corp.	27,259	483
	Mitsuuroko Group Holdings Co. Ltd.	40,200	481
*,^	Osaka Organic Chemical Industry Ltd.	18,200	480
	Daiho Corp.	14,924	480
	Chudenko Corp.	23,582	479
	SKY Perfect JSAT Holdings Inc.	111,330	475
	Daibiru Corp.	41,887	474
	Tokyo Steel Manufacturing Co. Ltd.	74,449	474
	Toridoll Holdings Corp.	37,300	473
	Keiyo Bank Ltd.	104,953	473
	Nissan Shatai Co. Ltd.	55,910	472
	Raiznext Corp.	40,723	472
*	Raksul Inc.	9,600	467
	Teikoku Sen-I Co. Ltd.	18,503	465
	Tocalo Co. Ltd.	46,656	465
	Restar Holdings Corp.	21,427	459
	Nippon Signal Company Ltd.	52,521	457
	METAWATER Co. Ltd.	19,496	457
	Kenedix Office Investment Corp.	79	457
	Yodogawa Steel Works Ltd.	24,170	454
	Nomura Co. Ltd.	69,940	452
	Shizuoka Gas Co. Ltd.	51,338	451
	Kanematsu Electronics Ltd.	11,145	451
	Inabata & Co. Ltd.	38,798	450
	Kisoji Co. Ltd.	19,100	450
	Hosiden Corp.	50,734	450
	Gree Inc.	85,839	448
	Chugoku Marine Paints Ltd.	46,736	446
	Nitto Kogyo Corp.	24,077	445
	Giken Ltd.	12,537	444
	Bell System24 Holdings Inc.	29,248	441
	Mandom Corp.	29,627	441
	Optex Group Co. Ltd.	29,568	441
	ValueCommerce Co. Ltd.	13,900	440

41

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Nichicon Corp.	54,114	438
^	Towa Pharmaceutical Co. Ltd.	23,580	437
	Monogatari Corp.	4,271	436
	Japan Petroleum Exploration Co. Ltd.	27,537	435
	Ringer Hut Co. Ltd.	20,098	434
	Noritz Corp.	29,741	434
	Yellow Hat Ltd.	26,366	433
	Nippon Ceramic Co. Ltd.	17,710	430
	Nippon Seiki Co. Ltd.	38,091	429
	Relia Inc.	37,706	429
	Yokowo Co. Ltd.	16,940	429
	Adastria Co. Ltd.	24,672	428
	Daiwa Securities Living Investments Corp.	438	428
	Japan Hotel REIT Investment Corp.	881	427
	Round One Corp.	54,301	426
	Idec Corp.	24,679	426
^	SAMTY Co. Ltd.	26,900	426
	Okasan Securities Group Inc.	130,256	426
	Nissha Co. Ltd.	36,128	425
*,^	Create Restaurants Holdings Inc.	80,976	424
	Megachips Corp.	15,917	423
	Pacific Industrial Co. Ltd.	41,992	422
	Aeon Delight Co. Ltd.	16,014	422
	Yuasa Trading Co. Ltd.	14,726	420
	Mitsui High-Tec Inc.	20,588	420
^	Shoei Foods Corp.	11,541	419
	Musashi Seimitsu Industry Co. Ltd.	40,004	418
	Osaka Soda Co. Ltd.	17,519	417
	Taiko Pharmaceutical Co. Ltd.	23,131	415
	Sato Holdings Corp.	21,793	415
	Arcland Sakamoto Co. Ltd.	21,480	414
	Jaccs Co. Ltd.	23,684	414
	DKS Co. Ltd.	10,000	413
	Wakita & Co. Ltd.	39,899	413
	Joshin Denki Co. Ltd.	16,614	412
	DyDo Group Holdings Inc.	7,959	412
	Nohmi Bosai Ltd.	18,900	409
	Argo Graphics Inc.	13,300	409
	Nissin Electric Co. Ltd.	40,790	408
	Fuji Media Holdings Inc.	42,384	408
	Bunka Shutter Co. Ltd.	51,648	406
	Sanyo Chemical Industries Ltd.	9,552	405
	Riken Keiki Co. Ltd.	15,620	404
	Hiday Hidaka Corp.	24,749	403
	Sakata INX Corp.	38,706	403
	Shibaura Machine Co. Ltd.	20,093	401
	Trancom Co. Ltd.	5,572	400
	TOMONY Holdings Inc.	132,808	400
	UACJ Corp.	25,269	400
	Kitz Corp.	73,588	398
	Pressance Corp.	29,163	398
	Bank of Nagoya Ltd.	16,018	398
	Hokuetsu Corp.	119,956	396
	Ryosan Co. Ltd.	21,378	395
	Mori Hills REIT Investment Corp.	321	395
	Itochu Enex Co. Ltd.	41,788	393
	Monex Group Inc.	163,418	393
	Star Micronics Co. Ltd.	29,243	393
	Aida Engineering Ltd.	51,234	392
	Fujicco Co. Ltd.	20,301	389
^	Royal Holdings Co. Ltd.	22,879	389
	Frontier Real Estate Investment Corp.	116	388
	Maruzen Showa Unyu Co. Ltd.	13,238	388
	Saizeriya Co. Ltd.	22,281	387

42

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hamakyorex Co. Ltd.	13,629	387
	Inageya Co. Ltd.	22,165	387
	Daito Pharmaceutical Co. Ltd.	10,050	384
	Doshisha Co. Ltd.	20,797	383
*,^	HIS Co. Ltd.	28,348	382
	Invincible Investment Corp.	1,193	381
	Shinmaywa Industries Ltd.	49,129	381
	Hulic Reit Inc.	290	381
	Fukui Bank Ltd.	21,296	381
	Aomori Bank Ltd.	17,210	380
	Fukushima Galilei Co. Ltd.	10,148	380
	YAMABIKO Corp.	30,247	379
	TechMatrix Corp.	17,800	379
	Nichi-iko Pharmaceutical Co. Ltd.	38,305	379
^	COLOPL Inc.	43,782	377
	Nippon Steel Trading Corp.	13,235	377
	Media Do Co. Ltd.	5,330	377
	Rorze Corp.	8,456	377
	Yamashin-Filter Corp.	32,899	376
	T Hasegawa Co. Ltd.	19,299	376
	Musashino Bank Ltd.	25,351	376
*	Maxell Holdings Ltd.	35,902	375
	Shima Seiki Manufacturing Ltd.	25,268	375
	Comforia Residential REIT Inc.	131	375
	Senshu Ikeda Holdings Inc.	244,764	374
	Uchida Yoko Co. Ltd.	7,559	373
	Broadleaf Co. Ltd.	71,326	373
^	Hoshino Resorts REIT Inc.	79	373
	Japan Securities Finance Co. Ltd.	79,081	373
	Nextage Co. Ltd.	30,900	371
	Belluna Co. Ltd.	45,177	370
	Premier Investment Corp.	336	370
	Toho Bank Ltd.	169,750	370
	Tsukishima Kikai Co. Ltd.	30,937	369
	S-Pool Inc.	54,460	368
	Kenedix Residential Next Investment Corp.	225	368
	Tokyu REIT Inc.	269	366
	Siix Corp.	30,836	365
*	KYB Corp.	17,627	364
	Enigmo Inc.	27,100	363
	AEON REIT Investment Corp.	321	363
	NIPPON REIT Investment Corp.	113	363
	Nippon Road Co. Ltd.	4,974	361
	Hokuto Corp.	17,105	360
	MCUBS MidCity Investment Corp	500	359
	Topre Corp.	35,612	358
	Japan Excellent Inc.	325	358
	Nitta Corp.	16,911	357
	Mitsubishi Estate Logistics REIT Investment Corp.	89	355
	Sakai Moving Service Co. Ltd.	7,859	355
	Hyakujushi Bank Ltd.	22,278	355
	Plenus Co. Ltd.	21,590	353
	Chofu Seisakusho Co. Ltd.	17,311	353
	Obara Group Inc.	10,145	352
	Noritsu Koki Co. Ltd.	19,005	352
	Oiles Corp.	25,171	352
	SBS Holdings Inc.	15,400	351
	T-Gaia Corp.	19,004	349
	Mori Trust Sogo Reit Inc.	292	349
	Noritake Co. Ltd.	11,840	348
	Geo Holdings Corp.	23,364	348
	Ehime Bank Ltd.	32,341	347
	Sanyo Denki Co. Ltd.	7,859	346
	Fujibo Holdings Inc.	9,949	346

43

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Yamagata Bank Ltd.	27,958	345
	Konishi Co. Ltd.	23,680	344
	Mitsui-Soko Holdings Co. Ltd.	19,400	342
	Dip Corp.	17,806	342
	Daiwa Office Investment Corp.	63	342
	Fukuoka REIT Corp.	282	342
	V Technology Co. Ltd.	7,958	341
*,^	Leopalace21 Corp.	217,176	340
	Elan Corp.	15,000	340
	Bank of Iwate Ltd.	15,124	340
	Miroku Jyoho Service Co. Ltd.	16,712	338
	Toppan Forms Co. Ltd.	35,016	336
	Heiwa Real Estate REIT Inc.	310	335
	Doutor Nichires Holdings Co. Ltd.	23,871	335
	Seikagaku Corp.	36,422	335
	ARTERIA Networks Corp.	21,200	334
	Fuji Co. Ltd.	18,016	334
	Nippon Koei Co. Ltd.	12,635	333
	YA-MAN Ltd.	23,370	333
	Mitsubishi Shokuhin Co. Ltd.	12,735	332
*	Medical Data Vision Co. Ltd.	14,126	332
	Torii Pharmaceutical Co. Ltd.	11,642	331
	Sanshin Electronics Co. Ltd.	17,083	330
	Tamura Corp.	69,447	330
	Global One Real Estate Investment Corp.	365	330
	Shikoku Chemicals Corp.	29,844	329
	Tokushu Tokai Paper Co. Ltd.	7,860	328
	Ricoh Leasing Co. Ltd.	12,137	325
	Bank of the Ryukyus Ltd.	39,342	324
	Oita Bank Ltd.	14,029	324
	Koa Corp.	26,069	324
	Exedy Corp.	25,663	324
	Japan Pulp & Paper Co. Ltd.	9,249	323
*	Grace Technology Inc.	5,921	323
*	Litalico Inc.	12,200	322
	United Arrows Ltd.	23,678	322
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,062	322
	KH Neochem Co. Ltd.	13,737	321
	Genky DrugStores Co. Ltd.	7,800	321
	Okuwa Co. Ltd.	23,977	321
	Piolax Inc.	21,888	321
	Invesco Office J-Reit Inc.	2,588	321
	Tonami Holdings Co. Ltd.	5,969	320
	Yokohama Reito Co. Ltd.	39,527	320
	Kenedix Retail REIT Corp.	167	320
	Cawachi Ltd.	11,246	319
	LEC Inc.	22,484	318
	Kaga Electronics Co. Ltd.	16,418	317
	Zuken Inc.	12,535	317
	Yondoshi Holdings Inc.	18,618	317
	Meisei Industrial Co. Ltd.	40,984	316
	Tokai Corp.	16,018	312
	Daiichi Jitsugyo Co. Ltd.	8,757	312
	Nippon Carbon Co. Ltd.	8,951	312
	GLOBERIDE Inc.	9,500	311
	Chubu Shiryo Co. Ltd.	23,379	310
	Ebase Co. Ltd.	33,400	310
	Computer Engineering & Consulting Ltd.	21,728	310
	Organo Corp.	5,893	308
	Taihei Dengyo Kaisha Ltd.	14,230	307
	Seiko Holdings Corp.	24,393	307
	Tsurumi Manufacturing Co. Ltd.	18,204	307
	Furukawa Co. Ltd.	29,647	307
^	eRex Co. Ltd.	27,361	307

44

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Denyo Co. Ltd.	13,729	307
	Mimasu Semiconductor Industry Co. Ltd.	13,034	306
	Sumitomo Densetsu Co. Ltd.	12,835	306
	KFC Holdings Japan Ltd.	12,734	305
	Dai-Dan Co. Ltd.	12,369	303
	Marudai Food Co. Ltd.	19,196	301
*	Chiyoda Corp.	138,108	300
	Kurabo Industries Ltd.	16,604	299
	Sintokogio Ltd.	43,278	299
	TPR Co. Ltd.	24,872	298
	Sanyo Electric Railway Co. Ltd.	15,123	297
	Miyazaki Bank Ltd.	13,771	297
	Key Coffee Inc.	14,522	297
	Okabe Co. Ltd.	38,911	294
	Nippon Kanzai Co. Ltd.	15,025	293
*	Kappa Create Co. Ltd.	21,493	292
^	Hioki EE Corp.	8,259	291
	Keiyo Co. Ltd.	38,414	291
	Intage Holdings Inc.	31,650	290
	Ines Corp.	20,288	290
	Hosokawa Micron Corp.	5,771	290
	J-Oil Mills Inc.	8,158	288
	Kanto Denka Kogyo Co. Ltd.	42,587	287
	JM Holdings Co. Ltd.	12,600	287
	Nishio Rent All Co. Ltd.	14,733	286
*	Micronics Japan Co. Ltd.	28,947	286
	Avex Inc.	29,555	286
	Pack Corp.	10,146	285
	Shin-Etsu Polymer Co. Ltd.	31,932	284
	Mitsuboshi Belting Ltd.	18,101	283
	Daikyonishikawa Corp.	50,945	282
	VT Holdings Co. Ltd.	80,194	282
	TV Asahi Holdings Corp.	18,600	281
	Tachibana Eletech Co. Ltd.	17,100	280
	Mizuno Corp.	16,715	280
	Toa Corp.	15,618	279
	Alpen Co. Ltd.	14,328	279
	Weathernews Inc.	5,274	279
	Alconix Corp.	19,620	278
	Vital KSK Holdings Inc.	30,842	278
	Hoosiers Holdings	43,400	276
	Fujio Food Group Inc.	20,800	276
	Takamatsu Construction Group Co. Ltd.	13,429	275
	Nissei ASB Machine Co. Ltd.	7,063	275
	Future Corp.	16,016	274
	Konoike Transport Co. Ltd.	26,159	273
	EPS Holdings Inc.	30,149	273
	Zenrin Co. Ltd.	24,695	271
	Taki Chemical Co. Ltd.	4,300	271
	Tsubaki Nakashima Co. Ltd.	36,602	271
	TOC Co. Ltd.	44,392	271
	Futaba Corp.	31,735	270
	IDOM Inc.	49,353	270
	Sinko Industries Ltd.	19,209	269
	ESPEC Corp.	16,612	269
	Sinfonia Technology Co. Ltd.	24,678	269
	Futaba Industrial Co. Ltd.	53,129	268
	Tokyu Construction Co. Ltd.	60,880	268
	Starzen Co. Ltd.	7,166	267
*,^	Nippon Sheet Glass Co. Ltd.	76,382	266
	Itochu-Shokuhin Co. Ltd.	5,076	266
	Daikokutenbussan Co. Ltd.	4,877	265
	Ryobi Ltd.	24,477	265
	Pasona Group Inc.	17,220	264

45

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	San ju San Financial Group Inc.	21,073	263
	Daiken Corp.	14,035	263
	DKK Co. Ltd.	10,546	262
	Takasago International Corp.	13,333	261
	Sodick Co. Ltd.	35,114	261
	Modec Inc.	17,909	260
	Sumitomo Seika Chemicals Co. Ltd.	8,159	260
	Towa Corp.	22,438	259
	Maxvalu Tokai Co. Ltd.	10,400	259
	Union Tool Co.	8,756	259
	Hibiya Engineering Ltd.	15,995	259
	FULLCAST Holdings Co. Ltd.	17,396	258
	Riso Kagaku Corp.	21,483	258
	Komori Corp.	39,987	257
	Toyo Construction Co. Ltd.	66,670	255
	Advan Co. Ltd.	20,987	255
	Tokyo Kiraboshi Financial Group Inc.	23,265	254
*	Nippon Denko Co. Ltd.	107,376	253
^	Kitanotatsujin Corp.	54,100	252
	Komatsu Matere Co. Ltd.	30,943	251
	Iino Kaiun Kaisha Ltd.	72,895	251
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	249
	Mitsui Sugar Co. Ltd.	14,329	249
*,^	Japan Display Inc.	508,239	249
	SB Technology Corp.	7,300	249
	Furuno Electric Co. Ltd.	22,289	249
	Sakai Chemical Industry Co. Ltd.	13,428	249
	ASKA Pharmaceutical Co. Ltd.	19,704	249
	Aichi Steel Corp.	10,247	247
	Nippon Television Holdings Inc.	23,362	247
*	Toho Zinc Co. Ltd.	12,538	246
	Nittetsu Mining Co. Ltd.	5,672	246
	Tachi-S Co. Ltd.	24,271	245
	Kyoei Steel Ltd.	19,402	244
	Rock Field Co. Ltd.	17,912	244
	Kintetsu Department Store Co. Ltd.	7,958	244
	Tosei Corp.	24,273	243
	Shin Nippon Air Technologies Co. Ltd.	12,000	243
	Gakken Holdings Co. Ltd.	17,812	241
	Matsuya Co. Ltd.	36,619	240
	Arcland Service Holdings Co. Ltd.	12,536	240
	Unipres Corp.	31,020	240
	Nichiden Corp.	11,540	240
	Riso Kyoiku Co. Ltd.	82,000	240
	Curves Holdings Co. Ltd.	38,968	239
	Hodogaya Chemical Co. Ltd.	5,373	239
	Marusan Securities Co. Ltd.	53,329	238
	Shinko Shoji Co. Ltd.	28,830	238
	EM Systems Co. Ltd.	31,500	238
	Stella Chemifa Corp.	8,459	237
	Anest Iwata Corp.	29,550	237
	Sinanen Holdings Co. Ltd.	8,160	237
	Matsuyafoods Holdings Co. Ltd.	7,163	236
	Financial Products Group Co. Ltd.	54,318	236
	PAL GROUP Holdings Co. Ltd.	20,302	236
	Icom Inc.	9,055	236
	Japan Medical Dynamic Marketing Inc.	11,155	235
	Tenma Corp.	13,434	235
	YAKUODO Holdings Co. Ltd.	9,552	234
	Valqua Ltd.	13,931	234
	Canon Electronics Inc.	16,916	233
^	Insource Co. Ltd.	8,900	233
	Qol Holdings Co. Ltd.	21,327	233
	Aichi Bank Ltd.	8,459	231

46

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Feed One Co. Ltd.	26,468	231
	Yamanashi Chuo Bank Ltd.	28,156	229
	Shikoku Bank Ltd.	33,436	229
	Fukuda Corp.	4,776	229
*	KLab Inc.	28,264	228
	Amuse Inc.	9,354	228
	CTS Co. Ltd.	25,891	226
	Kyokuyo Co. Ltd.	8,657	226
	Chukyo Bank Ltd.	11,145	225
	Takara Leben Co. Ltd.	80,012	223
	Toyo Tanso Co. Ltd.	13,235	223
	Poletowin Pitcrew Holdings Inc.	25,600	223
^	Mie Kotsu Group Holdings Inc.	51,136	223
	OSJB Holdings Corp.	96,929	222
	Sankyo Tateyama Inc.	24,977	222
	Kanaden Corp.	16,616	222
	Towa Bank Ltd.	33,647	222
	Ichikoh Industries Ltd.	50,744	221
	Tekken Corp.	11,842	221
	Fujiya Co. Ltd.	9,951	221
	Asahi Diamond Industrial Co. Ltd.	48,160	221
	Osaki Electric Co. Ltd.	36,610	221
	Oyo Corp.	19,102	219
	Tsukui Holdings Corp.	43,784	219
	Akita Bank Ltd.	16,024	217
	ES-Con Japan Ltd.	26,600	216
	CI Takiron Corp.	33,820	216
	SWCC Showa Holdings Co. Ltd.	19,399	216
	Katakura Industries Co. Ltd.	19,501	216
	LIFULL Co. Ltd.	57,339	216
^	I'll Inc.	16,700	215
	Daiwa Industries Ltd.	23,977	215
	Sourcenext Corp.	77,200	215
	Foster Electric Co. Ltd.	18,598	214
	Akatsuki Inc.	4,800	214
	Toenec Corp.	6,568	214
	Pacific Metals Co. Ltd.	13,833	214
	Nagatanien Holdings Co. Ltd.	10,048	213
	Riken Vitamin Co. Ltd.	14,428	213
	MTI Ltd.	24,078	213
	Press Kogyo Co. Ltd.	79,693	212
	Japan Transcity Corp.	45,176	211
	Kenko Mayonnaise Co. Ltd.	12,438	210
	Aichi Corp.	24,182	209
	Halows Co. Ltd.	6,661	209
	Mitsubishi Research Institute Inc.	5,771	209
	RS Technologies Co. Ltd.	6,200	209
*,^	Sagami Holdings Corp.	17,211	209
	Kansai Super Market Ltd.	18,112	208
	Ishihara Sangyo Kaisha Ltd.	32,039	208
	Dai Nippon Toryo Co. Ltd.	22,386	208
	Nippon Thompson Co. Ltd.	62,394	208
*	Sanyo Special Steel Co. Ltd.	21,177	208
	Bando Chemical Industries Ltd.	37,903	207
	Eagle Industry Co. Ltd.	25,976	207
	Tanseisha Co. Ltd.	30,449	206
	WDB Holdings Co. Ltd.	7,076	205
	Marvelous Inc.	27,269	205
	Enplas Corp.	9,351	205
	Kamei Corp.	20,196	204
	G-Tekt Corp.	18,104	204
	Asahi Co. Ltd.	12,343	204
	Tayca Corp.	15,288	204
	Yurtec Corp.	33,551	203

47

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Sun Frontier Fudousan Co. Ltd.	25,204	203
	Tamron Co. Ltd.	13,427	200
	Yorozu Corp.	18,513	200
^	PC Depot Corp.	32,670	199
	Nihon Chouzai Co. Ltd.	12,338	199
	ST Corp.	10,349	198
	Macromill Inc.	31,887	198
	Shinnihon Corp.	23,682	198
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	198
	Nissin Sugar Co. Ltd.	11,300	197
	JVCKenwood Corp.	145,475	197
	World Co. Ltd.	15,500	197
*	Mitsui E&S Holdings Co. Ltd.	61,557	195
*,^	Vision Inc.	22,313	194
	Goldcrest Co. Ltd.	15,126	193
*	Nippon Chemi-Con Corp.	15,096	193
	CMK Corp.	42,981	192
	Central Security Patrols Co. Ltd.	6,202	192
	Daido Metal Co. Ltd.	39,634	192
	Sparx Group Co. Ltd.	88,900	192
	Onward Holdings Co. Ltd.	97,959	192
	Yonex Co. Ltd.	33,828	191
	Cosel Co. Ltd.	19,897	190
	Koatsu Gas Kogyo Co. Ltd.	25,873	190
	Happinet Corp.	14,134	189
	Toyo Corp.	20,795	189
	Shinwa Co. Ltd.	10,449	189
	Chiyoda Co. Ltd.	21,187	186
	Kurimoto Ltd.	10,545	186
*	Vector Inc.	21,694	185
	Nichiban Co. Ltd.	11,800	185
	Yahagi Construction Co. Ltd.	22,986	185
	CONEXIO Corp.	15,324	184
	JDC Corp.	35,500	184
	Achilles Corp.	12,130	183
	Fukui Computer Holdings Inc.	5,969	183
	Riken Corp.	7,660	182
	Digital Holdings Inc.	14,700	182
	FAN Communications Inc.	40,603	182
	Nippon Yakin Kogyo Co. Ltd.	12,631	182
	Toho Titanium Co. Ltd.	30,250	181
	Alpha Systems Inc.	5,967	180
*	Aoyama Trading Co. Ltd.	37,582	179
	Rheon Automatic Machinery Co. Ltd.	18,386	178
	Studio Alice Co. Ltd.	9,656	178
	Rokko Butter Co. Ltd.	10,944	178
	Moriroku Holdings Co. Ltd.	10,200	178
*	Atrae Inc.	6,838	177
	Fixstars Corp.	18,700	177
	Kyosan Electric Manufacturing Co. Ltd.	44,483	177
	Tochigi Bank Ltd.	101,542	176
	Ryoden Corp.	11,940	175
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	175
	St. Marc Holdings Co. Ltd.	12,234	174
^	Kamakura Shinsho Ltd.	17,600	174
	BRONCO BILLY Co. Ltd.	8,059	174
	FIDEA Holdings Co. Ltd.	178,902	174
	France Bed Holdings Co. Ltd.	21,498	173
	Fuso Pharmaceutical Industries Ltd.	6,867	173
*	Unitika Ltd.	52,343	172
	TSI Holdings Co. Ltd.	73,484	172
	K&O Energy Group Inc.	12,436	171
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	171
	Nippon Parking Development Co. Ltd.	139,410	171

48

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Arakawa Chemical Industries Ltd.	15,422	171
	World Holdings Co. Ltd.	8,400	171
	KAWADA TECHNOLOGIES Inc.	4,080	170
	Kyodo Printing Co. Ltd.	7,165	168
*	BrainPad Inc.	4,380	167
^	Tokyo Electron Device Ltd.	5,672	167
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	166
	NichiiGakkan Co. Ltd.	10,420	166
	Optorun Co. Ltd.	8,400	165
	G-7 Holdings Inc.	7,200	165
	Fudo Tetra Corp.	11,771	165
	Riken Technos Corp.	43,193	165
	JAC Recruitment Co. Ltd.	13,734	164
*	W-Scope Corp.	25,883	164
	Toa Corp.	20,697	163
	Shibusawa Warehouse Co. Ltd.	8,556	163
	Matsuda Sangyo Co. Ltd.	11,843	163
	Sumitomo Riko Co. Ltd.	31,833	162
	Hisaka Works Ltd.	19,202	162
	Iseki & Co. Ltd.	12,431	160
	JSP Corp.	11,248	160
	Michinoku Bank Ltd.	14,526	160
*	RPA Holdings Inc.	23,122	159
	Hochiki Corp.	13,600	158
	Koshidaka Holdings Co. Ltd.	42,168	158
	Onoken Co. Ltd.	14,130	157
*	Topy Industries Ltd.	15,018	157
	Nitto Kohki Co. Ltd.	9,450	157
	Hokkaido Gas Co. Ltd.	10,949	156
	Aiphone Co. Ltd.	11,145	156
	Chiyoda Integre Co. Ltd.	10,546	156
	Nihon Nohyaku Co. Ltd.	33,681	155
	Toyo Kanetsu KK	7,260	155
	Sanei Architecture Planning Co. Ltd.	9,400	155
	Godo Steel Ltd.	8,458	155
	Wowow Inc.	5,849	154
	ZIGExN Co. Ltd.	51,600	154
	Fuji Pharma Co. Ltd.	13,730	153
	Sumida Corp.	19,355	152
	Bank of Saga Ltd.	12,244	151
	Tosho Co. Ltd.	12,931	150
	Teikoku Electric Manufacturing Co. Ltd.	15,418	150
	BeNEXT Group Inc.	15,974	150
	Chori Co. Ltd.	9,952	150
	Yomiuri Land Co. Ltd.	3,582	149
	Toho Co. Ltd.	8,659	149
	Nissin Corp.	10,549	148
	JP-Holdings Inc.	51,145	146
	Jimoto Holdings Inc.	16,448	146
	Tokyo Energy & Systems Inc.	18,910	145
	AOKI Holdings Inc.	33,423	145
	Kita-Nippon Bank Ltd.	7,964	145
	Pronexus Inc.	13,931	145
	WATAMI Co. Ltd.	15,818	145
*	COOKPAD Inc.	39,391	144
	Link And Motivation Inc.	38,000	144
	Melco Holdings Inc.	5,559	144
	Toyo Ink SC Holdings Co. Ltd.	7,722	143
	Ministop Co. Ltd.	11,444	143
	ASAHI YUKIZAI Corp.	11,044	143
	Tomoku Co. Ltd.	9,056	143
	Nihon Trim Co. Ltd.	3,879	142
	GCA Corp.	22,696	142
	Neturen Co. Ltd.	30,740	141

49

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
^	PIA Corp.	5,171	141
	Shimizu Bank Ltd.	8,863	141
	Torishima Pump Manufacturing Co. Ltd.	18,601	140
	Xebio Holdings Co. Ltd.	21,398	140
	Zuiko Corp.	13,928	139
	J Trust Co. Ltd.	65,343	139
	Gurunavi Inc.	23,384	139
*	Nichireki Co. Ltd.	8,500	137
	Kojima Co. Ltd.	20,493	136
	Elematec Corp.	14,728	135
	Taisei Lamick Co. Ltd.	5,274	135
	Sankyo Seiko Co. Ltd.	33,535	135
	Maezawa Kyuso Industries Co. Ltd.	6,258	134
	SRA Holdings	6,168	134
*	Nippon Sharyo Ltd.	5,868	134
*	Kourakuen Holdings Corp.	8,557	133
	Honeys Holdings Co. Ltd.	14,230	132
*	Istyle Inc.	37,976	132
	Mars Group Holdings Corp.	8,558	131
	Kyokuto Securities Co. Ltd.	20,100	130
	Sekisui Kasei Co. Ltd.	24,382	130
	Yushin Precision Equipment Co. Ltd.	19,504	129
	SMK Corp.	5,074	129
	Aisan Industry Co. Ltd.	30,051	129
	CAC Holdings Corp.	10,247	128
*,^	OSAKA Titanium Technologies Co. Ltd.	17,314	128
	Tv Tokyo Holdings Corp.	5,674	127
	Roland DG Corp.	10,246	126
	Tsutsumi Jewelry Co. Ltd.	5,567	125
*,^	Open Door Inc.	10,900	124
	NS United Kaiun Kaisha Ltd.	9,155	124
	I-PEX Inc.	6,966	124
	Shindengen Electric Manufacturing Co. Ltd.	6,464	123
	Nihon Tokushu Toryo Co. Ltd.	13,800	123
	Maezawa Kasei Industries Co. Ltd.	13,143	123
	Yushiro Chemical Industry Co. Ltd.	9,952	123
	Aeon Fantasy Co. Ltd.	6,370	123
	Hakuto Co. Ltd.	11,645	123
	Ichiyoshi Securities Co. Ltd.	30,438	122
	Hito Communications Holdings Inc.	9,253	120
	Nisso Corp.	16,400	120
^	Sanoh Industrial Co. Ltd.	20,698	120
	Hokkan Holdings Ltd.	9,355	120
	Itoki Corp.	36,814	120
	Seika Corp.	9,954	120
	Japan Best Rescue System Co. Ltd.	12,400	119
	Kitano Construction Corp.	4,880	118
	Gun-Ei Chemical Industry Co. Ltd.	5,077	118
	NEC Capital Solutions Ltd.	6,866	117
	Okura Industrial Co. Ltd.	6,964	116
*	Mitsuba Corp.	30,939	113
	Chuo Spring Co. Ltd.	3,982	112
^	Tokyo Individualized Educational Institute Inc.	20,004	111
	Shimojima Co. Ltd.	8,651	111
	Tsukuba Bank Ltd.	65,244	110
	Artnature Inc.	19,006	110
^	Shin Nippon Biomedical Laboratories Ltd.	17,210	110
	Central Sports Co. Ltd.	5,146	109
	Proto Corp.	10,100	109
^	Chuetsu Pulp & Paper Co. Ltd.	9,059	106
	Fujikura Kasei Co. Ltd.	22,890	104
	Meiko Network Japan Co. Ltd.	17,815	103
	Krosaki Harima Corp.	3,781	102
	Toli Corp.	43,495	102

50

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Osaka Steel Co. Ltd.	9,448	101
	Fujita Kanko Inc.	6,965	101
	CMIC Holdings Co. Ltd.	8,158	100
^	Ohara Inc.	8,300	98
	Airtrip Corp.	7,500	98
	Fujitsu Frontech Ltd.	6,551	96
	Inaba Seisakusho Co. Ltd.	7,463	95
	Takaoka Toko Co. Ltd.	9,752	94
	Takamiya Co. Ltd.	17,916	93
	Daisyo Corp.	8,858	92
*	FDK Corp.	10,764	92
	Toa Oil Co. Ltd.	5,273	90
	Sac's Bar Holdings Inc.	17,116	89
	Corona Corp. Class A	9,840	89
	Kitagawa Corp.	7,164	89
	Takihyo Co. Ltd.	5,276	87
*	Akebono Brake Industry Co. Ltd.	64,876	87
	Gecoss Corp.	9,850	86
	Nippon Coke & Engineering Co. Ltd.	136,722	85
	Kato Works Co. Ltd.	8,650	84
	Juki Corp.	19,763	84
*	Gunosy Inc.	11,600	83
	Airport Facilities Co. Ltd.	19,815	82
	Heiwado Co. Ltd.	3,962	80
	Mitsubishi Paper Mills Ltd.	26,469	79
	Cleanup Corp.	16,030	73
*	CHIMNEY Co. Ltd.	5,968	71
	Japan Cash Machine Co. Ltd.	14,225	70
	Ateam Inc.	8,657	70
	Linical Co. Ltd.	9,651	68
	Taiho Kogyo Co. Ltd.	13,235	67
	Paris Miki Holdings Inc.	24,996	66
*	Aplus Financial Co. Ltd.	90,572	65
*,^	KNT-CT Holdings Co. Ltd.	6,949	64
*	Right On Co. Ltd.	10,250	61
*	Funai Electric Co. Ltd.	13,832	58
*	Tokyo Base Co. Ltd.	14,500	56
	Daikoku Denki Co. Ltd.	6,368	56
*	Tateru Inc.	32,365	53
	Jamco Corp.	9,155	52
	Kasai Kogyo Co. Ltd.	14,583	48
	Sanki Engineering Co. Ltd.	3,798	41
	Ichigo Office REIT Investment Corp.	62	40
*	Laox Co. Ltd.	20,983	34
	Hankyu Hanshin REIT Inc.	30	33
	Nakayama Steel Works Ltd.	9,829	33
	Tokyo Rakutenchi Co. Ltd.	789	33
	Mirai Corp.	91	31
	SOSiLA Logistics REIT Inc.	20	26
	One REIT Inc.	10	23
	Itochu Advance Logistics Investment Corp.	15	21
	CRE Logistics REIT Inc.	13	19
	Takara Leben Real Estate Investment Corp.	20	16
			3,752,091
New Zealand (1.0%)
	Fisher & Paykel Healthcare Corp. Ltd.	512,067	11,846
*	a2 Milk Co. Ltd.	662,719	6,417
*	Auckland International Airport Ltd.	1,084,045	5,015
	Spark New Zealand Ltd.	1,674,191	4,968
	Meridian Energy Ltd.	1,117,518	3,917
	Ryman Healthcare Ltd.	374,790	3,468

51

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Contact Energy Ltd.	659,530	3,215
	Chorus Ltd.	397,152	2,209
	Mercury NZ Ltd.	614,003	2,171
*	Fletcher Building Ltd.	748,953	2,028
	Goodman Property Trust	999,994	1,640
	Infratil Ltd.	432,363	1,548
	EBOS Group Ltd.	84,742	1,442
	Summerset Group Holdings Ltd.	201,539	1,385
	Kiwi Property Group Ltd.	1,410,294	1,147
	SKYCITY Entertainment Group Ltd.	616,230	1,140
	Precinct Properties New Zealand Ltd.	851,803	996
*	Pushpay Holdings Ltd.	161,773	973
	Genesis Energy Ltd.	452,523	928
	Freightways Ltd.	131,681	731
	Argosy Property Ltd.	758,218	696
	Vital Healthcare Property Trust	346,570	666
	Vector Ltd.	225,485	626
	Z Energy Ltd.	327,421	612
*,^	Arvida Group Ltd.	481,489	557
*,^	Air New Zealand Ltd.	459,458	431
*,^	Kathmandu Holdings Ltd.	483,336	373
	Scales Corp. Ltd.	99,647	334
*	Synlait Milk Ltd.	89,863	316
	Oceania Healthcare Ltd.	326,802	291
	Heartland Group Holdings Ltd.	303,996	269
*	Restaurant Brands New Zealand Ltd.	23,921	188
*	Tourism Holdings Ltd.	124,256	184
*	Vista Group International Ltd.	150,953	150
*	SKY Network Television Ltd.	1,483,641	146
*	New Zealand Refining Co. Ltd.	177,813	66
			63,089
Singapore (2.6%)
	DBS Group Holdings Ltd.	1,608,613	23,962
	Oversea-Chinese Banking Corp. Ltd.	3,023,997	18,651
	United Overseas Bank Ltd.	1,163,390	16,165
	Singapore Telecommunications Ltd.	6,721,515	9,992
	Ascendas REIT	2,665,656	5,625
	Wilmar International Ltd.	1,892,416	5,603
	CapitaLand Mall Trust	4,012,166	5,086
	Singapore Exchange Ltd.	743,418	4,715
	CapitaLand Ltd.	2,265,805	4,264
	Keppel Corp. Ltd.	1,283,660	4,125
	Singapore Technologies Engineering Ltd.	1,382,430	3,534
	Mapletree Industrial Trust	1,534,227	3,419
	Venture Corp. Ltd.	236,316	3,331
	Mapletree Logistics Trust	2,329,470	3,328
	Singapore Airlines Ltd.	1,148,083	2,849
	Mapletree Commercial Trust	1,989,537	2,509
	Genting Singapore Ltd.	5,212,394	2,461
	Keppel DC REIT	1,110,286	2,357
	UOL Group Ltd.	451,997	2,060
	Frasers Logistics & Commercial Trust	2,269,056	2,046
	City Developments Ltd.	427,517	1,985
	NetLink NBN Trust	2,682,200	1,888
	Suntec REIT	1,885,666	1,852
	ComfortDelGro Corp. Ltd.	1,868,304	1,848
	Frasers Centrepoint Trust	1,021,280	1,581
	Keppel REIT	1,809,482	1,320
	SATS Ltd.	580,941	1,267
	Keppel Infrastructure Trust	3,150,880	1,259
	Mapletree North Asia Commercial Trust	1,937,600	1,236
	Jardine Cycle & Carriage Ltd.	90,227	1,174
	Singapore Press Holdings Ltd.	1,440,657	1,044
	Ascott Residence Trust	1,636,498	996

52

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Parkway Life REIT	332,254	985
	Sembcorp Industries Ltd.	836,468	968
	Manulife US REIT	1,228,075	879
*	Sembcorp Marine Ltd.	8,394,990	738
	Ascendas India Trust	752,000	716
	Hutchison Port Holdings Trust	4,607,099	669
	Cromwell European REIT	1,210,400	642
	Singapore Post Ltd.	1,301,729	635
	Golden Agri-Resources Ltd.	5,636,250	583
	CapitaLand Retail China Trust	620,389	532
	Olam International Ltd.	562,700	528
	Esr-Reit	2,009,379	516
	Keppel Pacific Oak US REIT	731,800	513
	CDL Hospitality Trusts	683,453	496
	Sheng Siong Group Ltd.	398,299	487
	OUE Commercial REIT	1,875,216	447
	Raffles Medical Group Ltd.	788,237	445
	AIMS APAC REIT	507,000	438
	Wing Tai Holdings Ltd.	333,152	437
	StarHub Ltd.	497,070	426
	ARA LOGOS Logistics Trust	951,126	415
	First Resources Ltd.	464,389	412
	Starhill Global REIT	1,265,101	385
	Far East Hospitality Trust	909,889	373
	Lendlease Global Commercial REIT	822,000	367
	AEM Holdings Ltd.	140,700	348
	Prime US REIT	448,753	332
	SPH REIT	575,920	314
	Soilbuild Business Space REIT	872,868	288
	SIA Engineering Co. Ltd.	214,009	255
	Frasers Property Ltd.	310,300	248
§	Best World International Ltd.	259,100	246
	Sabana Shari'ah Compliant Industrial REIT	899,059	230
	Frasers Hospitality Trust	713,300	209
*	Yoma Strategic Holdings Ltd.	1,014,847	190
*	Thomson Medical Group Ltd.	5,612,300	189
	Asian Pay Television Trust	1,761,217	152
	First REIT	478,489	140
	Silverlake Axis Ltd.	702,936	129
	Lippo Malls Indonesia Retail Trust	1,755,614	113
§	Eagle Hospitality Trust	700,500	96
	Bumitama Agri Ltd.	289,847	92
*,§	Hyflux Ltd.	516,932	79
*,§	Noble Group Ltd.	1,004,977	60
*,^,§	Ezra Holdings Ltd.	1,786,900	14
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	1,048,679	—
*	Mapletree Logistics Trust Rights Exp. 11/10/2020	44,259	—
			161,288
South Korea (12.8%)
	Samsung Electronics Co. Ltd.	4,236,102	212,930
	SK Hynix Inc.	464,928	32,983
	Samsung Electronics Co. Ltd. Preference Shares	733,650	32,636
	NAVER Corp.	118,937	30,433
	LG Chem Ltd.	41,794	22,789
*	Celltrion Inc.	92,854	19,827
	Samsung SDI Co. Ltd.	47,237	18,608
	Hyundai Motor Co.	126,146	18,465
	Kakao Corp.	48,479	14,136
	KB Financial Group Inc.	349,622	12,506
	Hyundai Mobis Co. Ltd.	57,928	11,607
	Posco	61,217	11,301
	Shinhan Financial Group Co. Ltd.	414,305	11,241
	Kia Motors Corp.	231,968	10,404

53

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	NCSoft Corp.	15,089	10,367
	LG Household & Health Care Ltd.	7,796	10,337
	Samsung C&T Corp.	75,395	7,385
*,1	Samsung Biologics Co. Ltd.	12,006	7,255
	LG Electronics Inc.	97,020	7,212
	KT&G Corp.	99,560	7,109
	Hana Financial Group Inc.	259,152	7,000
	Samsung Electro-Mechanics Co. Ltd.	50,260	5,974
	SK Innovation Co. Ltd.	47,647	5,326
	LG Corp.	81,252	4,865
*	Celltrion Healthcare Co. Ltd.	63,872	4,792
	Samsung Fire & Marine Insurance Co. Ltd.	30,177	4,771
	SK Holdings Co. Ltd.	27,962	4,554
	Samsung SDS Co. Ltd.	28,861	4,307
	Amorepacific Corp.	29,463	4,139
*	Korea Electric Power Corp.	229,648	4,051
	Woori Financial Group Inc.	486,044	3,838
	SK Telecom Co. Ltd.	19,153	3,632
*,^	HLB Inc.	39,898	3,271
*	Shin Poong Pharmaceutical Co. Ltd.	28,971	3,224
	Samsung Life Insurance Co. Ltd.	57,222	3,203
*	Coway Co. Ltd.	50,913	3,118
	Korea Zinc Co. Ltd.	8,907	3,012
	Mirae Asset Daewoo Co. Ltd.	399,304	2,975
	Seegene Inc.	12,885	2,951
	Hanwha Solutions Corp.	72,826	2,831
	Lotte Chemical Corp.	13,262	2,743
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,683	2,697
*	LG Display Co. Ltd.	199,351	2,489
	SK Chemicals Co. Ltd.	8,075	2,478
	Hyundai Glovis Co. Ltd.	16,537	2,458
	CJ CheilJedang Corp.	7,228	2,312
*	Alteogen Inc.	16,196	2,284
	E-MART Inc.	17,670	2,225
	Hyundai Motor Co. 2nd Preference Shares	30,548	2,165
	Yuhan Corp.	40,585	2,136
	Korea Investment Holdings Co. Ltd.	34,456	2,105
*	HMM Co. Ltd.	251,900	2,007
	Kumho Petrochemical Co. Ltd.	15,954	1,887
	Hankook Tire & Technology Co. Ltd.	67,189	1,882
	Hotel Shilla Co. Ltd.	28,442	1,875
	Orion Corp.	19,385	1,857
	Hyundai Engineering & Construction Co. Ltd.	65,811	1,794
	S-Oil Corp.	36,967	1,785
	Kangwon Land Inc.	95,380	1,780
*	Samsung Heavy Industries Co. Ltd.	392,714	1,765
	Hanjin Kal Corp.	26,691	1,757
	Hyundai Steel Co.	67,754	1,742
	LG Innotek Co. Ltd.	12,845	1,741
	Hyundai Heavy Industries Holdings Co. Ltd.	9,134	1,738
	Daelim Industrial Co. Ltd.	24,609	1,701
	LG Uplus Corp.	173,103	1,695
*	Doosan Heavy Industries & Construction Co. Ltd.	137,248	1,670
	Samsung Securities Co. Ltd.	57,838	1,648
*	Celltrion Pharm Inc.	16,553	1,601
	DB Insurance Co. Ltd.	40,733	1,593
	Fila Holdings Corp.	46,531	1,588
*	Genexine Inc.	15,730	1,573
*,1	Netmarble Corp.	14,917	1,550
	Hanmi Pharm Co. Ltd.	6,527	1,519
*	Samsung Engineering Co. Ltd.	142,811	1,493
	LG Chem Ltd. Preference Shares	5,356	1,485
	Hanon Systems	145,422	1,442
	Douzone Bizon Co. Ltd.	16,285	1,436

54

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,^	KMW Co. Ltd.	25,840	1,432
	GS Holdings Corp.	46,012	1,345
	Industrial Bank of Korea	181,082	1,315
	POSCO Chemical Co. Ltd.	19,767	1,299
	Green Cross Corp.	4,848	1,288
*	Korean Air Lines Co. Ltd.	72,387	1,285
	BNK Financial Group Inc.	259,445	1,267
	GS Engineering & Construction Corp.	52,996	1,257
	S-1 Corp.	17,021	1,223
	Cheil Worldwide Inc.	62,867	1,163
	Korea Aerospace Industries Ltd.	59,552	1,153
	Shinsegae Inc.	6,243	1,152
	Hyundai Marine & Fire Insurance Co. Ltd.	55,037	1,134
	SKC Co. Ltd.	17,341	1,132
*	MedPacto Inc.	11,703	1,111
*	Hugel Inc.	5,592	1,041
	CJ ENM Co. Ltd.	8,744	1,022
	Amorepacific Group	26,029	1,007
*,^	Pearl Abyss Corp.	5,516	981
	NH Investment & Securities Co. Ltd.	115,748	981
	Mando Corp.	30,087	956
*	CJ Logistics Corp.	6,752	953
	LG Household & Health Care Ltd. Preference Shares	1,556	950
	Hansol Chemical Co. Ltd.	7,569	944
	KIWOOM Securities Co. Ltd.	10,280	940
	DB HiTek Co. Ltd.	32,818	932
*	WONIK IPS Co. Ltd.	32,633	931
	LEENO Industrial Inc.	8,442	908
*	OCI Co. Ltd.	16,467	907
*,^	Cellivery Therapeutics Inc.	4,881	896
*,^	Doosan Infracore Co. Ltd.	121,044	896
	Com2uSCorp	8,724	860
	Chong Kun Dang Pharmaceutical Corp.	6,316	854
	GeneOne Life Science Inc.	34,341	850
	SK Materials Co. Ltd.	4,277	842
	Ecopro BM Co. Ltd.	7,582	842
	Hanwha Corp.	39,484	842
*	Hanall Biopharma Co. Ltd.	34,131	840
	Hite Jinro Co. Ltd.	27,864	827
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	43,123	819
*	HLB Life Science CO Ltd.	34,421	803
	Meritz Securities Co. Ltd.	262,524	766
	Koh Young Technology Inc.	10,879	766
	Ilyang Pharmaceutical Co. Ltd.	12,049	762
*	Pharmicell Co. Ltd.	48,738	761
*	Oscotec Inc.	20,775	760
	CJ Corp.	11,167	751
	Hanssem Co. Ltd.	8,910	745
	DGB Financial Group Inc.	135,079	742
	Lotte Shopping Co. Ltd.	9,987	740
	HDC Hyundai Development Co-Engineering & Construction	42,114	738
	Samsung Card Co. Ltd.	28,224	732
	LS Corp.	15,930	730
	NongShim Co. Ltd.	2,850	725
*	Mezzion Pharma Co. Ltd.	4,578	722
*	Hanwha Aerospace Co. Ltd.	32,211	719
*	Doosan Fuel Cell Co. Ltd.	18,817	697
	Dongsuh Cos. Inc.	27,193	694
	Hyundai Department Store Co. Ltd.	13,147	690
	GS Retail Co. Ltd.	24,304	690
	Hyundai Elevator Co. Ltd.	20,904	689
	Youngone Corp.	27,096	682
	LOTTE Fine Chemical Co. Ltd.	15,740	676
	Dongjin Semichem Co. Ltd.	27,658	671

55

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	JYP Entertainment Corp.	24,565	670
*	Soulbrain Co. Ltd.	3,440	659
	Bukwang Pharmaceutical Co. Ltd.	31,431	648
	Ecopro Co. Ltd.	17,051	647
	Meritz Fire & Marine Insurance Co. Ltd.	50,782	623
*	NHN KCP Corp.	10,486	623
	LS Electric Co. Ltd.	14,140	621
	Medytox Inc.	3,754	614
*	LegoChem Biosciences Inc.	13,026	610
	Lotte Corp.	23,962	604
	Iljin Materials Co. Ltd.	15,695	597
	Eo Technics Co. Ltd.	7,643	596
	Hanmi Science Co. ltd	12,263	579
	BGF retail Co. Ltd.	5,561	578
*	Hyundai Rotem Co. Ltd.	43,691	577
	JB Financial Group Co. Ltd.	126,468	571
	Sam Chun Dang Pharm Co. Ltd.	12,040	568
	Korea Gas Corp.	23,476	568
*	Chabiotech Co. Ltd.	37,619	566
	Hyundai Motor Co. Preference Shares	8,066	563
	Cosmax Inc.	5,998	559
*	GemVax & Kael Co. Ltd.	29,240	557
	Doosan Bobcat Inc.	21,732	555
*	Zinus Inc.	7,118	555
	KCC Corp.	4,081	554
	L&F Co. Ltd.	15,619	546
	Hanjin Transportation Co. Ltd.	13,039	544
	Korean Reinsurance Co.	82,467	541
*	Pan Ocean Co. Ltd.	169,579	540
	CJ CheilJedang Corp. Preference Shares	3,840	535
	NICE Information Service Co. Ltd.	30,943	533
*	NHN Corp.	8,636	531
	Posco International Corp.	44,962	531
	Kolon Industries Inc.	16,800	529
	Kolmar Korea Co. Ltd.	13,416	525
	Hyundai Wia Corp.	14,115	524
	Innocean Worldwide Inc.	10,023	523
	SFA Engineering Corp.	16,167	522
	SK Discovery Co. Ltd.	9,328	521
	Ottogi Corp.	1,106	518
	SK Networks Co. Ltd.	128,720	516
	Seoul Semiconductor Co. Ltd.	33,367	516
	Hyosung Corp.	7,858	515
*,^,§	SillaJen Inc.	48,243	514
*	Yungjin Pharmaceutical Co. Ltd.	80,680	508
	Green Cross Holdings Corp.	25,010	498
*,^	ABLBio Inc.	21,392	475
*	Binex Co. Ltd.	21,825	472
	Paradise Co. Ltd.	41,855	472
	F&F Co. Ltd.	5,809	469
	Ssangyong Cement Industrial Co. Ltd.	95,334	467
*	L&C Bio Co. Ltd.	12,180	465
*	Enzychem Lifesciences Corp.	5,593	462
	DoubleUGames Co. Ltd.	8,393	458
	DongKook Pharmaceutical Co. Ltd.	21,405	458
	Korea Petrochemical Ind Co. Ltd.	2,657	457
	KEPCO Plant Service & Engineering Co. Ltd.	18,443	448
*,^	G-treeBNT Co. Ltd.	18,227	445
	Hyundai Mipo Dockyard Co. Ltd.	17,842	444
	LG Electronics Inc. Preference Shares	15,403	439
*	Amicogen Inc.	16,080	438
*	S&S Tech Corp.	14,591	437
*	Webzen Inc.	15,384	436
*	Daewoo Engineering & Construction Co. Ltd.	159,095	423

56

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	CrystalGenomics Inc.	32,429	423
*	Ace Technologies Corp.	23,767	422
*	ST Pharm Co. Ltd.	7,892	420
	IS Dongseo Co. Ltd.	12,417	420
*	Chunbo Co. Ltd.	3,154	417
*	SM Entertainment Co. Ltd.	16,118	414
	LOTTE Reit Co. Ltd.	85,119	407
	NEPES Corp.	15,812	400
	Daewoong Co. Ltd.	19,098	398
*	BH Co. Ltd.	21,885	397
	Dawonsys Co. Ltd.	21,062	391
	Mirae Asset Daewoo Co. Ltd. Preference Shares	97,011	389
*	CMG Pharmaceutical Co. Ltd.	95,798	384
	Huchems Fine Chemical Corp.	18,895	383
	Foosung Co. Ltd.	47,810	379
	Jeil Pharmaceutical Co. Ltd.	6,752	379
*	Kumho Tire Co. Inc.	119,667	376
	Daou Technology Inc.	22,517	374
	Daesang Corp.	17,321	368
	Poongsan Corp.	16,907	368
*	Komipharm International Co. Ltd.	33,393	367
*	Studio Dragon Corp.	5,221	363
*	Lotte Tour Development Co. Ltd.	27,562	352
*	Medipost Co. Ltd.	13,210	349
	Hanwha Life Insurance Co. Ltd.	254,704	347
*,^	Helixmith Co. Ltd.	20,711	339
*	CJ CGV Co. Ltd.	18,899	338
	Amorepacific Corp. Preference Shares	7,136	332
	AfreecaTV Co. Ltd.	6,265	332
*	YG Entertainment Inc.	9,618	332
*	Naturecell Co. Ltd.	40,676	330
	LG Hausys Ltd.	5,605	328
*	Telcon RF Pharmaceutical Inc.	61,402	328
*	Hyosung Advanced Materials Corp.	2,750	327
	Mcnex Co. Ltd.	11,072	325
	Hyundai Home Shopping Network Corp.	5,188	324
	Silicon Works Co. Ltd.	8,040	324
*	Hyosung Heavy Industries Corp.	6,137	321
	Partron Co. Ltd.	37,270	321
	Daewoong Pharmaceutical Co. Ltd.	3,964	321
	GS Home Shopping Inc.	2,606	320
*	TY Holdings Co. Ltd.	17,744	318
	Eugene Technology Co. Ltd.	13,144	315
	Samwha Capacitor Co. Ltd.	7,007	315
	JW Pharmaceutical Corp.	11,506	314
*	SFA Semicon Co. Ltd.	71,419	312
*	Kuk-il Paper Manufacturing Co. Ltd.	73,045	310
	PI Advanced Materials Co. Ltd.	12,162	310
	LG International Corp.	22,569	309
	Dong-A ST Co. Ltd.	4,105	304
	TES Co. Ltd.	13,707	301
	Ahnlab Inc.	5,395	301
	NICE Holdings Co. Ltd.	18,837	300
	Tokai Carbon Korea Co. Ltd.	3,661	299
*	Asiana Airlines Inc.	93,736	299
*	Osstem Implant Co. Ltd.	8,644	297
	Handsome Co. Ltd.	12,008	297
*	Doosan Solus Co. Ltd.	10,490	296
*	Duk San Neolux Co. Ltd.	11,211	295
	Hyundai Greenfood Co. Ltd.	45,794	295
	HDC Holdings Co. Ltd.	33,091	293
*	Ananti Inc.	39,104	289
	Hyosung TNC Co. Ltd.	2,273	289
	Hyundai Bioland Co. Ltd.	14,601	288

57

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	LOTTE Himart Co. Ltd.	10,553	287
	Daea TI Co. Ltd.	56,219	286
	S&T Motiv Co. Ltd.	6,343	284
	Taekwang Industrial Co. Ltd.	449	283
	Samyang Holdings Corp.	5,118	281
*	ITM Semiconductor Co. Ltd.	6,778	279
*	Dongkuk Steel Mill Co. Ltd.	51,809	278
	Posco ICT Co. Ltd.	46,851	277
*	Hyundai Bioscience Co. Ltd.	28,428	277
^	Hana Tour Service Inc.	8,015	275
	Dong-A Socio Holdings Co. Ltd.	2,924	275
*	Hyundai Electric & Energy System Co. Ltd.	20,603	274
	Shinsegae International Inc.	2,180	274
*	DIO Corp.	10,429	270
*	Cafe24 Corp.	5,399	268
	HS Industries Co. Ltd.	42,627	267
*	RFHIC Corp.	8,529	262
*	Daeduck Electronics Co. Ltd.	29,871	262
	Huons Co. Ltd.	5,293	262
	OptoElectronics Solutions Co. Ltd.	6,701	261
	Hankook Technology Group Co. Ltd.	19,856	261
*	iNtRON Biotechnology Inc.	21,561	260
*	Namsun Aluminum Co. Ltd.	73,435	257
	Korea Electric Terminal Co. Ltd.	6,311	257
	Wemade Co. Ltd.	7,044	248
*	NKMax Co. Ltd.	21,429	247
	LIG Nex1 Co. Ltd.	9,956	247
*	AbClon Inc.	9,993	246
	Lotte Chilsung Beverage Co. Ltd.	3,180	242
*	Hyundai Construction Equipment Co. Ltd.	10,783	239
	Hyosung Chemical Corp.	2,114	237
	Chongkundang Holdings Corp.	2,748	237
	Dongwon Industries Co. Ltd.	1,318	235
*	Eutilex Co. Ltd.	8,376	234
	Toptec Co. Ltd.	17,206	230
	Hansae Co. Ltd.	14,405	226
	Binggrae Co. Ltd.	4,525	222
*	Aprogen pharmaceuticals Inc.	199,372	221
	Korea Real Estate Investment & Trust Co. Ltd.	139,212	221
	Doosan Co. Ltd.	5,309	220
	Mirae Asset Life Insurance Co. Ltd.	65,525	219
*	Innox Advanced Materials Co. Ltd.	5,585	219
	SK Securities Co. Ltd.	349,472	217
	Meritz Financial Group Inc.	25,945	216
*	Insun ENT Co. Ltd.	26,639	215
	Kwang Dong Pharmaceutical Co. Ltd.	26,666	214
	Hanwha Corp. Preference Shares	18,503	211
	Advanced Process Systems Corp.	11,270	210
	LF Corp.	15,869	206
	Korea Asset In Trust Co. Ltd.	62,091	203
	Orion Holdings Corp.	18,292	201
*	Hansol Technics Co. Ltd.	26,180	200
*	KH Vatec Co. Ltd.	12,932	195
	Songwon Industrial Co. Ltd.	15,319	193
	KC Tech Co. Ltd.	9,680	191
*	Dentium Co. Ltd.	5,783	191
*	Doosan Heavy Industries & Construction Co. Ltd. Rights Exp. 12/04/2020	52,700	191
*	Taihan Electric Wire Co. Ltd.	245,837	190
	Jusung Engineering Co. Ltd.	30,580	189
*	Hancom Inc.	12,334	187
	Halla Holdings Corp.	6,651	187
	Young Poong Corp.	437	186
	Hansol Paper Co. Ltd.	15,350	185
	Tongyang Inc.	187,196	184

58

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Neowiz	9,864	183
	Cuckoo Homesys Co. Ltd.	5,314	182
	i-SENS Inc.	7,553	182
	Green Cross Cell Corp.	5,374	181
	Eugene Investment & Securities Co. Ltd.	56,837	180
	Grand Korea Leisure Co. Ltd.	16,802	179
*	Anterogen Co. Ltd.	4,515	176
*	Hanwha General Insurance Co. Ltd.	69,810	173
*	Yuanta Securities Korea Co. Ltd.	72,004	172
	SL Corp.	13,386	172
	Sebang Global Battery Co. Ltd.	6,961	169
*	Dongsung Pharmaceutical Co. Ltd.	17,023	168
	Vieworks Co. Ltd.	6,552	167
	Modetour Network Inc.	13,449	165
	Kumho Industrial Co. Ltd.	26,585	165
*	Peptron Inc.	12,024	165
	Taeyoung Engineering & Construction Co. Ltd.	18,407	163
	Soulbrain Holdings Co. Ltd.	4,255	162
	GOLFZON Co. Ltd.	2,573	162
	INTOPS Co. Ltd.	11,060	159
	Maeil Dairies Co. Ltd.	2,706	159
*	Feelux Co. Ltd.	59,912	158
	Hanil Cement Co. Ltd.	2,215	156
*	Stcube	20,823	155
	KC Co. Ltd.	7,211	152
*	Hanwha Investment & Securities Co. Ltd.	98,811	151
*,^	CUROCOM Co. Ltd.	79,337	151
	KEPCO Engineering & Construction Co. Inc.	10,937	150
	ICD Co. Ltd.	11,788	150
*	Inscobee Inc.	74,054	148
	Youlchon Chemical Co. Ltd.	10,925	147
	NS Shopping Co. Ltd.	13,483	146
	Youngone Holdings Co. Ltd.	4,559	144
	iMarketKorea Inc.	19,079	144
*	Seobu T&D	26,638	144
*	Samsung Pharmaceutical Co. Ltd.	45,764	143
	JW Holdings Corp.	30,397	142
	Harim Holdings Co. Ltd.	24,651	142
	Sangsangin Co. Ltd.	27,331	141
	Dongwon F&B Co. Ltd.	989	141
*	Lock&Lock Co. Ltd.	15,263	141
	Samchully Co. Ltd.	2,058	139
*	Korea Line Corp.	98,020	139
	Nexen Tire Corp.	29,801	138
*,^	Ssangyong Motor Co.	35,192	136
*	Interflex Co. Ltd.	11,070	133
	Namhae Chemical Corp.	18,726	131
	Samyang Corp.	3,076	131
*	Vidente Co. Ltd.	22,931	130
	InBody Co. Ltd.	9,496	128
	Kolmar Korea Holdings Co. Ltd.	5,952	125
	Huons Global Co. Ltd.	4,916	123
	Hankook Shell Oil Co. Ltd.	577	122
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	122
	Daishin Securities Co. Ltd.	10,138	121
	KT Skylife Co. Ltd.	13,988	117
*	Wonik Holdings Co. Ltd.	31,436	117
	Kolon Corp.	6,437	116
	Dae Han Flour Mills Co. Ltd.	942	116
	Sungwoo Hitech Co. Ltd.	35,919	113
*	Able C&C Co. Ltd.	17,353	112
*	Gamevil Inc.	4,143	111
*	KCC Glass Corp.	4,160	109
	SPC Samlip Co. Ltd.	1,951	109

59

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hyundai Livart Furniture Co. Ltd.	7,935	108
	Aekyung Industrial Co. Ltd.	5,626	108
*	Coreana Cosmetics Co. Ltd.	22,740	107
	Humedix Co. Ltd.	5,513	106
	Lotte Confectionery Co. Ltd.	1,211	105
	KISWIRE Ltd.	8,000	98
	Kyobo Securities Co. Ltd.	16,417	97
	Sung Kwang Bend Co. Ltd.	18,185	95
*,^,§	Cellumed Co. Ltd.	17,851	94
	Namyang Dairy Products Co. Ltd.	415	94
	Cuckoo Holdings Co. Ltd.	1,152	93
	KISCO Corp.	21,795	89
*	Hansol Holdings Co. Ltd.	30,188	89
	E1 Corp.	2,215	89
	Lotte Food Co. Ltd.	327	88
	Hyundai Corp.	7,187	88
	Tongyang Life Insurance Co. Ltd.	31,110	87
	Daeduck Co. Ltd.	15,930	87
	BGF Co. Ltd.	24,184	86
	LG HelloVision Co. Ltd.	25,075	84
	KTB Investment & Securities Co. Ltd.	37,203	84
	Seah Besteel Corp.	9,828	82
	Daekyo Co. Ltd.	24,343	81
*,^	Eusu Holdings Co. Ltd.	17,165	81
^	Woongjin Thinkbig Co. Ltd.	35,171	80
*	Lutronic Corp.	17,457	76
*	Muhak Co. Ltd.	13,199	74
	AK Holdings Inc.	4,810	73
	Hanil Holdings Co. Ltd.	1,818	72
*	Homecast Co. Ltd.	27,476	72
*	SBS Media Holdings Co. Ltd.	48,955	71
	Interpark Corp.	36,083	68
	DB Financial Investment Co. Ltd.	19,746	67
^	TK Corp.	12,480	66
*	COSON Co. Ltd.	13,992	65
	Cell Biotech Co. Ltd.	4,631	65
*	Byucksan Corp.	39,891	64
*,^	GNCO Co. Ltd.	65,482	64
	Sam Young Electronics Co. Ltd.	8,881	61
	Sindoh Co. Ltd.	3,064	60
	S&T Dynamics Co. Ltd.	12,792	59
	CJ Freshway Corp.	3,686	53
*,§	Yuyang DNU Co. Ltd.	48,272	52
*	Agabang&Company	22,329	50
*,§	Esmo Corp.	77,761	28
*	Doosan Fuel Cell Co. Ltd. Rights Exp. 12/08/2020	2,455	17
	Daishin Securities Co. Ltd. Preference Shares	189	2
			805,837
Total Common Stocks (Cost $6,851,009)			6,270,897

60

Vanguard® Pacific Stock Index Fund

Schedule of Investments

October 31, 2020

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund	0.112%	432,515	43,251

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Cash Management Bill	0.145%	12/15/20		2,000
Total Temporary Cash Investments (Cost $45,251)					45,251
Total Investments (100.0%) (Cost $6,896,260)					6,316,148
Other Assets and Liabilities—Net (0.0%)					2,606
Net Assets (100%)					6,318,754

Cost is in $000
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,618,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $30,733,000, representing 0.5% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $38,080,000 was received for securities on loan.
4	Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

61

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA720 122020

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (2.0%)
	CSL Ltd.	160,404	32,475
	Commonwealth Bank of Australia	625,419	30,365
	BHP Group Ltd.	1,037,865	24,879
	Westpac Banking Corp.	1,281,117	16,215
	National Australia Bank Ltd.	1,163,860	15,227
	Australia & New Zealand Banking Group Ltd.	1,005,012	13,337
	Wesfarmers Ltd.	402,258	13,021
	Woolworths Group Ltd.	444,690	11,962
	Macquarie Group Ltd.	115,188	10,270
	Transurban Group	969,535	9,181
	Rio Tinto Ltd.	131,729	8,570
	Goodman Group	635,317	8,223
	Fortescue Metals Group Ltd.	569,832	6,971
	Newcrest Mining Ltd.	289,383	6,001
	Coles Group Ltd.	453,392	5,664
*	Afterpay Ltd.	76,277	5,194
	Amcor plc (XASX)	463,455	4,826
	Aristocrat Leisure Ltd.	231,775	4,667
	Sonic Healthcare Ltd.	171,287	4,195
	Woodside Petroleum Ltd.	339,072	4,182
	ASX Ltd.	68,844	3,855
	James Hardie Industries plc	158,649	3,852
	Brambles Ltd.	535,832	3,614
	Cochlear Ltd.	22,860	3,412
	APA Group	421,702	3,109
	QBE Insurance Group Ltd.	522,975	3,024
	Scentre Group	1,878,917	2,773
	Telstra Corp. Ltd.	1,468,534	2,766
	Insurance Australia Group Ltd.	817,430	2,744
	Northern Star Resources Ltd.	256,580	2,711
	Ramsay Health Care Ltd.	61,719	2,704
*	Xero Ltd.	33,279	2,582
	Suncorp Group Ltd.	446,548	2,579
	South32 Ltd.	1,740,529	2,484
	Dexus	403,238	2,440
	Stockland	832,382	2,251
	Evolution Mining Ltd.	560,308	2,197
	Santos Ltd.	660,028	2,194
	Mirvac Group	1,415,007	2,098
	Lendlease Corp. Ltd.	242,426	2,039
	AGL Energy Ltd.	226,952	1,989
	GPT Group	693,323	1,964
	SEEK Ltd.	127,738	1,933
	Magellan Financial Group Ltd.	49,731	1,928
	Origin Energy Ltd.	658,018	1,851
	BlueScope Steel Ltd.	177,223	1,830
	Medibank Pvt Ltd.	973,937	1,828
	Sydney Airport	474,996	1,821
	Tabcorp Holdings Ltd.	754,821	1,744
	Aurizon Holdings Ltd.	648,414	1,719
	Ampol Ltd.	93,306	1,701
	Treasury Wine Estates Ltd.	262,299	1,691
	Orica Ltd.	146,369	1,571
*	Saracen Mineral Holdings Ltd.	386,180	1,543
	Coca-Cola Amatil Ltd.	175,978	1,538
	REA Group Ltd.	17,948	1,493
	Computershare Ltd.	169,799	1,451
*	NEXTDC Ltd.	159,525	1,428
	Boral Ltd.	430,400	1,378
	Charter Hall Group	158,209	1,372
	Ansell Ltd.	47,291	1,337

1

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	JB Hi-Fi Ltd.	39,818	1,331
	Atlas Arteria Ltd.	334,097	1,323
	Oil Search Ltd.	732,704	1,323
	AMP Ltd.	1,181,514	1,271
	Domino's Pizza Enterprises Ltd.	21,219	1,264
	carsales.com Ltd.	81,947	1,197
	OZ Minerals Ltd.	112,017	1,170
	Vicinity Centres	1,322,295	1,124
	ALS Ltd.	169,124	1,119
	Altium Ltd.	37,416	982
	AusNet Services	686,120	965
	Appen Ltd.	40,273	917
	Incitec Pivot Ltd.	670,180	904
	Qube Holdings Ltd.	484,144	901
	Alumina Ltd.	882,983	892
	Bendigo & Adelaide Bank Ltd.	186,447	877
	Mineral Resources Ltd.	49,029	861
	Breville Group Ltd.	45,386	841
	Challenger Ltd.	242,645	820
	Reliance Worldwide Corp. Ltd.	272,834	788
	Metcash Ltd.	366,714	761
*	Qantas Airways Ltd.	255,591	752
^	Bank of Queensland Ltd.	160,187	723
	Worley Ltd.	108,273	722
	Downer EDI Ltd.	232,299	718
	Crown Resorts Ltd.	123,003	716
	Star Entertainment Grp Ltd.	305,789	705
	Steadfast Group Ltd.	280,187	703
	Nine Entertainment Co. Holdings Ltd.	473,228	692
	IDP Education Ltd.	50,209	681
*	TPG Telecom Ltd.	132,802	670
	Harvey Norman Holdings Ltd.	211,657	662
	Orora Ltd.	363,449	659
	Cleanaway Waste Management Ltd.	452,216	652
	Bapcor Ltd.	119,592	645
	Shopping Centres Australasia Property Group	385,132	628
	Link Administration Holdings Ltd.	181,410	610
	WiseTech Global Ltd.	29,332	598
	Seven Group Holdings Ltd.	42,300	578
	IGO Ltd.	170,451	533
	Iluka Resources Ltd.	144,177	522
*	CIMIC Group Ltd.	34,447	521
	Washington H Soul Pattinson & Co. Ltd.	28,998	516
*	Vocus Group Ltd.	211,206	511
	ARB Corp. Ltd.	23,312	505
	Waypoint REIT	266,983	503
	Beach Energy Ltd.	604,163	501
	Eagers Automotive Ltd.	64,739	495
	BWP Trust	171,794	484
	Charter Hall Long Wale REIT	143,394	481
*	Lynas Corp. Ltd.	241,540	481
	St. Barbara Ltd.	253,880	477
	CSR Ltd.	153,212	474
	Elders Ltd.	60,037	473
*,^	Zip Co. Ltd.	116,878	471
*	Silver Lake Resources Ltd.	310,618	465
	nib holdings Ltd.	157,218	460
	IOOF Holdings Ltd.	222,834	458
	Healius Ltd.	193,089	458
	Regis Resources Ltd.	155,747	457
	National Storage REIT	347,242	441
	Charter Hall Retail REIT	182,119	441
	Super Retail Group Ltd.	55,606	438
*	Megaport Ltd.	43,622	415

2

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Flight Centre Travel Group Ltd.	50,463	399
*	Deterra Royalties Ltd.	144,177	398
	IRESS Ltd.	60,829	394
*,^	PolyNovo Ltd.	214,784	393
	Pendal Group Ltd.	84,607	385
	Technology One Ltd.	59,623	376
	Perpetual Ltd.	19,584	375
*	Perseus Mining Ltd.	432,402	374
	Ramelius Resources Ltd.	266,188	363
	Premier Investments Ltd.	23,993	360
*,^	Mesoblast Ltd.	165,895	357
	Ingenia Communities Group	108,672	353
^	Corporate Travel Management Ltd.	34,312	352
	Cromwell Property Group	567,566	349
	Sims Ltd.	51,767	348
	InvoCare Ltd.	48,562	345
[1]	Viva Energy Group Ltd.	287,683	340
	Costa Group Holdings Ltd.	135,146	338
	Codan Ltd.	40,317	335
	Kogan.com Ltd.	22,722	329
*	Champion Iron Ltd.	137,565	326
^	Pro Medicus Ltd.	14,264	326
*	Nanosonics Ltd.	89,279	323
	HUB24 Ltd.	19,929	322
*,^	De Grey Mining Ltd.	405,710	315
	Netwealth Group Ltd.	25,691	312
*	PointsBet Holdings Ltd.	43,749	307
^	Webjet Ltd.	123,359	302
*	Tyro Payments Ltd.	112,690	295
	G8 Education Ltd.	359,410	286
	Centuria Industrial REIT	129,701	280
	Adbri Ltd.	139,832	278
	Aventus Group	159,073	275
	AUB Group Ltd.	23,446	275
	Credit Corp. Group Ltd.	21,268	274
*	Gold Road Resources Ltd.	290,876	272
	Bega Cheese Ltd.	76,625	270
*	United Malt Grp Ltd.	94,310	267
	Bingo Industries Ltd.	154,054	267
	Data#3 Ltd.	58,914	259
*	Nufarm Ltd.	104,176	252
	IPH Ltd.	54,206	251
	Centuria Office REIT	170,204	246
*,^	Blackmores Ltd.	4,988	246
	GUD Holdings Ltd.	26,796	239
	SeaLink Travel Group Ltd.	57,576	236
	Lifestyle Communities Ltd.	32,898	235
	Abacus Property Group	119,767	233
*	Resolute Mining Ltd.	410,631	233
	Omni Bridgeway Ltd.	94,211	229
	Collins Foods Ltd.	33,101	225
*,^	EML Payments Ltd.	105,956	225
	Arena REIT	120,939	224
	Growthpoint Properties Australia Ltd.	92,600	221
	Brickworks Ltd.	18,036	219
	Nickel Mines Ltd.	347,192	218
^	Whitehaven Coal Ltd.	286,695	215
	Austal Ltd.	109,789	209
	Charter Hall Social Infrastructure REIT	102,041	208
*,^	nearmap Ltd.	127,771	207
	Centuria Capital Group (XASX)	126,597	207
	GWA Group Ltd.	108,684	201
	Domain Holdings Australia Ltd.	72,276	200
	Sandfire Resources Ltd.	63,961	199

3

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	NRW Holdings Ltd.	125,749	193
	Monadelphous Group Ltd.	29,944	193
	Rural Funds Group	113,867	192
	Platinum Asset Management Ltd.	89,377	192
	Tassal Group Ltd.	76,866	191
*,^	Avita Therapeutics Inc.	45,869	191
	Service Stream Ltd.	133,412	188
	Select Harvests Ltd.	43,244	186
^	Clinuvel Pharmaceuticals Ltd.	12,554	182
	Inghams Group Ltd.	88,279	178
*,^	West African Resources Ltd.	257,907	175
*	GrainCorp Ltd. Class A	69,791	174
*,^	Pilbara Minerals Ltd.	573,740	170
	Accent Group Ltd.	144,190	169
	Perenti Global Ltd.	228,452	168
*	Westgold Resources Ltd.	89,260	162
	Hotel Property Investments	74,201	161
*	Bellevue Gold Ltd.	199,944	159
	Bravura Solutions Ltd.	75,685	156
*	Australian Agricultural Co. Ltd.	198,343	155
	GDI Property Group	205,497	154
	oOh!media Ltd.	165,108	152
*,^	Electro Optic Systems Holdings Ltd.	38,619	149
	MyState Ltd.	52,014	148
*	Karoon Energy Ltd.	268,395	146
*	Opthea Ltd.	93,159	142
	Mount Gibson Iron Ltd.	286,220	137
	Integral Diagnostics Ltd.	45,882	136
	SmartGroup Corp. Ltd.	34,915	134
*	Cooper Energy Ltd.	597,256	132
*,^	Alkane Resources Ltd.	147,212	128
	Hansen Technologies Ltd.	45,591	127
*,^	Paradigm Biopharmaceuticals Ltd.	65,623	125
^	Jumbo Interactive Ltd.	16,258	124
*	Sigma Healthcare Ltd.	325,671	122
	BWX Ltd.	45,372	120
*	Mayne Pharma Group Ltd.	564,865	119
	Australian Pharmaceutical Industries Ltd.	154,238	119
*	Starpharma Holdings Ltd. Class A	117,462	119
	Western Areas Ltd.	85,860	116
*,^	Orocobre Ltd.	62,464	113
*	Galaxy Resources Ltd.	111,184	109
*	AMA Group Ltd.	211,492	109
	Pact Group Holdings Ltd.	65,730	109
§	Freedom Foods Group Ltd.	50,903	108
	Aurelia Metals Ltd.	316,430	104
	Macmahon Holdings Ltd.	608,142	102
	McMillan Shakespeare Ltd.	15,440	102
	Genworth Mortgage Insurance Australia Ltd.	81,279	98
*	Southern Cross Media Group Ltd.	761,258	94
	OFX Group Ltd.	100,137	88
	Lovisa Holdings Ltd.	16,436	87
	HT&E Ltd.	81,140	86
	Jupiter Mines Ltd.	422,476	85
*	Eclipx Group Ltd.	79,787	83
*,^	Bubs Australia Ltd.	168,022	82
*,^	Uniti Group Ltd.	91,861	77
*,^	Carnarvon Petroleum Ltd.	469,345	76
	Cedar Woods Properties Ltd.	18,566	75
*	Capricorn Metals Ltd.	61,193	75
*,^	Emeco Holdings Ltd.	137,732	74
	Infomedia Ltd.	63,237	69
*,^	Senex Energy Ltd.	319,614	66
^	FlexiGroup Ltd.	96,019	64

4

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Virtus Health Ltd.	18,856	59
*,^	Superloop Ltd.	90,060	58
*	Village Roadshow Ltd.	36,503	57
	Estia Health Ltd.	60,540	57
^	New Hope Corp. Ltd.	68,583	52
[1]	Coronado Global Resources Inc.	91,620	48
*,^	Syrah Resources Ltd.	148,491	48
	Asaleo Care Ltd.	64,802	43
*	Dacian Gold Ltd.	165,962	42
	Navigator Global Investments Ltd.	36,584	40
*	Tuas Ltd.	66,401	35
	SG Fleet Group Ltd.	27,592	33
	MACA Ltd.	54,308	31
*,^	Myer Holdings Ltd.	155,860	25
*	Seven West Media Ltd.	191,420	22
	Regis Healthcare Ltd.	27,703	20
	Japara Healthcare Ltd.	64,092	17
*	WPP AUNZ Ltd.	58,559	17
*	Centuria Capital Group	8,440	14
*	New Century Resources Ltd.	33,366	4
*,§	Liquefied Natural Gas Ltd.	123,849	4
*	PointsBet Holdings Ltd. Warrants Exp. 09/30/2022	1,137	2
*,^,§	SpeedCast International Ltd.	68,230	—
			399,208
Austria (0.1%)
*	Erste Group Bank AG	101,765	2,092
	Verbund AG	23,000	1,327
	OMV AG	52,617	1,216
	voestalpine AG	40,967	1,139
	Wienerberger AG	43,331	1,094
	Andritz AG	23,603	796
*,1	BAWAG Group AG	21,474	789
*	Raiffeisen Bank International AG	48,392	699
	CA Immobilien Anlagen AG	24,172	664
	Mayr Melnhof Karton AG	2,996	489
^	Oesterreichische Post AG	12,820	407
*	Immofinanz AG	30,335	407
*	Lenzing AG	4,449	311
	Telekom Austria AG Class A	45,351	305
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	264
	S Immo AG	16,526	244
	UNIQA Insurance Group AG	42,174	238
	Evn AG	12,654	202
*	Strabag SE	5,036	146
*	Flughafen Wien AG	3,428	81
	Schoeller-Bleckmann Oilfield Equipment AG	2,724	66
	Palfinger AG	2,713	63
	Agrana Beteiligungs AG	3,459	62
*	Do & Co AG	1,538	56
	Zumtobel Group AG	9,365	52
*,^	Porr AG	1,992	27
			13,236
Belgium (0.3%)
	Anheuser-Busch InBev SA/NV	294,596	15,239
	KBC Group NV	98,307	4,857
	Ucb SA	43,027	4,250
*	Argenx SE	16,656	4,156
	Groupe Bruxelles Lambert SA	38,158	3,129
	Umicore SA	73,795	2,845
	Ageas SA/NV	65,093	2,621
	Solvay SA Class A	24,461	1,988
	Warehouses De Pauw CVA	46,538	1,559
	Sofina SA	5,477	1,424
	Elia Group SA/NV	12,652	1,224

5

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Cofinimmo SA	8,616	1,171
	Aedifica SA	11,458	1,155
	Etablissements Franz Colruyt NV	18,389	1,088
*	Ackermans & van Haaren NV	8,022	988
	Proximus SADP	49,198	956
	Telenet Group Holding NV	15,010	577
	Euronav NV	68,475	500
	Melexis NV	6,572	500
	Montea CVA	4,187	460
	Fagron	20,366	452
	D'ieteren SA/NV	7,610	381
	Barco NV	24,185	379
	Shurgard Self Storage SA	8,733	372
	VGP NV	2,681	349
*	Ontex Group NV	29,502	326
	Gimv NV	6,225	325
*	KBC Ancora	11,129	315
	Xior Student Housing NV	5,318	302
	Befimmo SA	7,515	293
	bpost SA	31,474	279
*	Tessenderlo Chemie NV (Voting Shares)	8,051	274
	Bekaert SA	12,070	257
	Retail Estates NV	3,893	230
*	AGFA-Gevaert NV	50,073	190
*	Cie d'Entreprises CFE	2,720	169
	Orange Belgium SA	9,315	155
*,^	Kinepolis Group NV	3,966	101
*	Mithra Pharmaceuticals SA	4,335	79
*,^	Econocom Group SA/NV	30,696	68
	Van de Velde NV	1,942	50
	Wereldhave Belgium Comm VA	182	8
			56,041
Brazil (0.6%)
	Vale SA	712,609	7,520
	B3 SA - Brasil Bolsa Balcao	730,090	6,496
	Itau Unibanco Holding SA Preference Shares	1,273,287	5,210
	Vale SA Class B ADR	449,048	4,746
	Petroleo Brasileiro SA Preference Shares	1,312,692	4,333
	Magazine Luiza SA	934,464	4,011
	Weg SA	259,992	3,436
	Banco Bradesco SA Preference Shares	885,729	3,112
	Petroleo Brasileiro SA	926,619	3,068
	Banco Bradesco SA ADR	810,360	2,836
	Itausa - Investimentos Itau SA Preference Shares	1,591,593	2,521
	Natura & Co. Holding SA	295,951	2,378
*	Suzano SA	254,115	2,217
	Localiza Rent a Car SA	202,357	2,140
	Itau Unibanco Holding SA ADR	512,611	2,097
	Ambev SA	892,637	1,895
	Notre Dame Intermedica Participacoes SA	164,206	1,882
	Lojas Renner SA	278,564	1,818
	Raia Drogasil SA	402,000	1,686
	Banco do Brasil SA	309,320	1,606
*	Rumo SA	455,416	1,456
	Ambev SA ADR	612,459	1,311
	Lojas Americanas SA Preference Shares	302,705	1,225
*	Via Varejo SA	405,189	1,212
	Jbs SA	345,798	1,172
	Equatorial Energia SA	320,000	1,111
	Banco BTG Pactual SA	86,777	1,096
	Telefonica Brasil SA Preference Shares	138,964	1,030
*	B2W Cia Digital	74,987	983
	BB Seguridade Participacoes SA	236,739	977
	Gerdau SA Preference Shares	256,200	974

6

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Cia de Saneamento Basico do Estado de Sao Paulo	120,100	890
	Petrobras Distribuidora SA	257,644	861
	Petroleo Brasileiro SA ADR	129,754	860
[1]	Hapvida Participacoes e Investimentos SA	74,595	837
	Ultrapar Participacoes SA	288,096	822
	Totvs SA	173,037	814
	Banco Santander Brasil SA	137,300	767
	Centrais Eletricas Brasileiras SA	138,982	752
	Ccr SA	379,844	739
	Hypera SA	147,812	719
	Sul America SA	98,844	689
*	Brf SA	223,724	654
	Cosan SA	57,700	653
	Bradespar SA Preference Shares	77,700	633
	Cia Brasileira de Distribuicao	57,921	625
	TIM SA	288,300	595
	Banco Bradesco SA	185,153	586
*	Eneva SA	61,142	560
	Centrais Eletricas Brasileiras SA Preference Shares	102,600	554
	Cia de Locacao das Americas	120,137	526
	Cia Siderurgica Nacional SA	140,700	504
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	498
	Cogna Educacao	658,273	492
	Cia Energetica de Minas Gerais Preference Shares	275,354	492
	Atacadao SA	150,471	484
	Metalurgica Gerdau SA Preference Shares Class A	270,100	461
	Klabin SA	106,100	439
	Engie Brasil Energia SA	62,075	432
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	108,098	429
	YDUQS Participacoes SA	106,000	423
	Alpargatas SA Preference Shares	59,861	423
	IRB Brasil Resseguros SA	393,981	422
*	BR Malls Participacoes SA	295,118	420
	Fleury SA	86,200	411
	Energisa SA	52,915	387
*	Azul SA Prior Preference Shares.	97,836	384
	Transmissora Alianca de Energia Eletrica SA	70,927	348
*,1	Locaweb Servicos de Internet SA	28,600	345
	Duratex SA	99,885	334
	Linx SA	52,500	328
	Cia Siderurgica Nacional SA ADR	89,670	320
*	Marfrig Global Foods SA	132,491	318
	EDP - Energias do Brasil SA	103,467	307
	CPFL Energia SA	60,500	294
	Multiplan Empreendimentos Imobiliarios SA	86,921	287
*	Embraer SA	273,400	287
	Cia Energetica de Sao Paulo Preference Shares	60,785	283
	Porto Seguro SA	33,872	280
	MRV Engenharia e Participacoes SA	92,700	272
	Neoenergia SA	86,100	261
	Lojas Americanas SA	73,845	260
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	136,371	259
*	Braskem SA Preference Shares	64,180	255
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	62,308	255
*	Light SA	74,246	250
	Sao Martinho SA	67,100	246
	Cia Energetica de Minas Gerais	121,316	246
*	Omega Geracao SA	39,615	233
	Cielo SA	383,088	225
	Cia de Saneamento do Parana	54,180	224
	Cia Paranaense de Energia	23,100	221
	Ez Tec Empreendimentos e Participacoes SA	33,961	208
	SLC Agricola SA	45,700	204
*	Aliansce Sonae Shopping Centers SA	50,598	203

7

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Odontoprev SA	92,000	202
	Grendene SA	141,700	198
	Cia Paranaense de Energia Preference Shares	17,400	187
*	Anima Holding SA	35,291	172
	Banco Inter SA Ordinary Shares	55,072	165
[1]	Banco Inter SA Preference Shares	57,402	165
	Iguatemi Empresa de Shopping Centers SA	31,500	165
*	Gol Linhas Aereas Inteligentes SA Preference Shares	59,544	163
*	Minerva SA	91,760	159
	Santos Brasil Participacoes SA	229,523	157
	Randon Participacoes SA Preference Shares	71,064	157
	Cia de Saneamento de Minas Gerais-COPASA	20,489	153
*	Petro Rio SA	27,700	151
	Arezzo Industria e Comercio SA	14,200	149
	BK Brasil Operacao e Assessoria a Restaurantes SA	84,700	144
*	Cosan Logistica SA	50,231	143
	M Dias Branco SA	25,200	142
*	EcoRodovias Infraestrutura e Logistica SA	81,353	142
	CVC Brasil Operadora e Agencia de Viagens SA	66,179	142
	TIM SA ADR	13,500	139
	Banco Pan SA Preference Shares	106,700	139
	Alupar Investimento SA	34,858	139
*	Grupo SBF SA	34,609	138
	BR Properties SA	89,835	136
	Itau Unibanco Holding SA	34,100	131
	Banco do Estado do Rio Grande do Sul SA Preference Shares	62,398	130
	Telefonica Brasil SA	17,200	128
	Construtora Tenda SA	27,118	127
*	Vivara Participacoes SA	33,200	126
	AES Tiete Energia SA	45,897	118
	Cia de Saneamento do Parana Preference Shares	139,400	116
	Movida Participacoes SA	33,500	106
	Cia Hering	37,140	103
	Camil Alimentos SA	47,300	100
	Marcopolo SA Preference Shares	231,609	99
	JHSF Participacoes SA	87,847	98
	LOG Commercial Properties e Participacoes SA	17,315	95
	SIMPAR SA	20,818	93
	Banco Inter SA	9,891	88
	Iochpe Maxion SA	37,596	87
*	Tupy SA	23,300	77
*	C&A Modas Ltda	35,000	72
	Guararapes Confeccoes SA	29,000	69
	Even Construtora e Incorporadora SA	35,991	65
	Unipar Carbocloro SA Preference Shares	11,970	63
	Direcional Engenharia SA	28,542	56
[1]	Ser Educacional SA	23,047	53
	Smiles Fidelidade SA	19,500	49
	Jereissati Participacoes SA	12,761	47
	Instituto Hermes Pardini SA	12,400	46
	Wiz Solucoes e Corretagem de Seguros SA	25,310	39
	Enauta Participacoes SA	23,045	38
	Mahle-Metal Leve SA	12,100	38
	Alliar Medicos A Frente SA	14,900	25
*	CVC Brasil Operadora e Agencia de Viagens SA Warrants	8,824	3
			112,577
Canada (2.6%)
	Royal Bank of Canada	500,858	35,022
	Toronto-Dominion Bank	636,188	28,068
	Canadian National Railway Co.	250,865	24,921
	Enbridge Inc.	713,317	19,655
	Bank of Nova Scotia	425,771	17,689
	Brookfield Asset Management Inc. Class A	489,397	14,543

8

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Canadian Pacific Railway Ltd.	47,769	14,275
^	Bank of Montreal	225,700	13,439
	TC Energy Corp.	333,577	13,130
	Canadian Imperial Bank of Commerce (XTSE)	155,577	11,605
	Barrick Gold Corp. (XTSE)	413,631	11,059
	Manulife Financial Corp.	691,102	9,368
	Waste Connections Inc.	93,336	9,252
	Franco-Nevada Corp.	66,528	9,068
	Alimentation Couche-Tard Inc. Class B	294,170	9,059
	Sun Life Financial Inc.	209,611	8,340
	Nutrien Ltd.	203,227	8,261
*	Shopify Inc. Class A (XTSE)	8,960	8,260
	Wheaton Precious Metals Corp.	160,672	7,373
	Constellation Software Inc.	6,744	7,080
	Agnico Eagle Mines Ltd.	85,352	6,757
	Canadian Natural Resources Ltd.	411,290	6,545
	Fortis Inc.	163,620	6,463
	Suncor Energy Inc.	542,576	6,121
	National Bank of Canada	118,932	5,708
	Barrick Gold Corp. (XLON)	214,008	5,703
	Restaurant Brands International Inc.	103,681	5,388
	Intact Financial Corp.	50,425	5,209
	Rogers Communications Inc. Class B	124,271	5,048
*	CGI Inc.	81,128	5,034
	Magna International Inc.	97,437	4,975
	Thomson Reuters Ord Shs	59,193	4,602
	Kirkland Lake Gold Ltd.	99,035	4,512
	BCE Inc.	108,705	4,368
	Metro Inc.	91,453	4,266
	Pembina Pipeline Corp.	197,942	4,144
	Power Corp. of Canada	196,456	3,741
	Kinross Gold Corp.	457,480	3,640
	Dollarama Inc.	104,346	3,593
	Open Text Corp.	96,579	3,548
^	Emera Inc.	88,043	3,512
	Algonquin Power & Utilities Corp.	211,576	3,208
	Loblaw Cos. Ltd.	59,934	2,983
	Shaw Communications Inc. Class B	166,760	2,747
	TELUS Corp.	149,791	2,561
	Fairfax Financial Holdings Ltd.	9,694	2,548
[1]	Hydro One Ltd.	113,855	2,488
^	WSP Global Inc.	38,264	2,420
	Ritchie Bros Auctioneers Inc.	38,590	2,339
	B2Gold Corp.	359,225	2,311
	Pan American Silver Corp.	71,662	2,277
	First Quantum Minerals Ltd.	196,108	2,254
^	Canadian Tire Corp. Ltd. Class A	19,985	2,232
	Teck Resources Ltd. Class B	161,537	2,123
	CCL Industries Inc. Class B	51,901	1,979
^	Canadian Apartment Properties REIT	61,489	1,977
^	Northland Power Inc.	60,931	1,971
	Saputo Inc.	79,792	1,942
	TMX Group Ltd.	19,428	1,888
	Great-West Lifeco Inc.	92,377	1,882
*	Bausch Health Cos. Inc.	112,716	1,857
	Yamana Gold Inc.	333,139	1,853
	George Weston Ltd.	25,635	1,798
	Toromont Industries Ltd.	28,064	1,747
	Empire Co. Ltd.	60,869	1,661
*	Descartes Systems Group Inc.	30,938	1,659
	FirstService Corp.	12,270	1,645
	CAE Inc.	91,738	1,568
*,^	Canopy Growth Corp.	79,578	1,495
*	Kinaxis Inc.	9,678	1,477

9

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
^	Element Fleet Management Corp.	154,103	1,452
	Quebecor Inc. Class B	61,979	1,438
	Gildan Activewear Inc.	68,658	1,422
	Inter Pipeline Ltd.	156,154	1,390
*	SSR Mining Inc.	74,637	1,381
	iA Financial Corp. Inc.	39,145	1,364
	Lundin Mining Corp.	216,784	1,310
	Parkland Corp.	53,291	1,302
	Cameco Corp.	136,600	1,298
^	AltaGas Ltd.	101,441	1,286
	Alamos Gold Inc. Class A	137,125	1,253
	Cenovus Energy Inc.	370,685	1,213
	TFI International Inc.	27,130	1,208
^	RioCan REIT	111,458	1,203
	Onex Corp.	27,431	1,186
	Stantec Inc.	39,708	1,140
^	Granite REIT	20,170	1,131
	Tourmaline Oil Corp.	87,042	1,128
^	Keyera Corp.	79,322	1,126
	Boyd Group Services Inc.	7,525	1,079
	Imperial Oil Ltd.	79,404	1,056
*	Endeavour Mining Corp.	42,427	1,041
^	Allied Properties REIT	42,841	1,039
*,^	Ballard Power Systems Inc.	68,833	1,015
	Canadian Utilities Ltd. Class A	43,288	1,012
^	SNC-Lavalin Group Inc.	64,880	908
	Capital Power Corp.	39,910	879
	Finning International Inc.	57,741	878
*	Ivanhoe Mines Ltd.	217,200	854
*	NovaGold Resources Inc.	82,312	853
	CI Financial Corp.	71,976	839
	West Fraser Timber Co. Ltd.	17,701	821
*	BlackBerry Ltd.	176,545	792
*	Eldorado Gold Corp.	62,830	788
^	Premium Brands Holdings Corp.	10,985	784
	BRP Inc.	14,505	783
	Innergex Renewable Energy Inc.	43,100	777
	Boralex Inc. Class A	26,664	776
	Stella-Jones Inc.	23,810	775
^	Choice Properties REIT	85,314	770
^	H&R REIT	99,108	762
	Atco Ltd. Class I	27,191	757
*	Pretium Resources Inc.	61,929	755
	Colliers International Group Inc.	10,491	743
*	Equinox Gold Corp.	67,921	725
	Enghouse Systems Ltd.	14,501	720
	Gibson Energy Inc.	48,358	712
	IGM Financial Inc.	31,604	694
	Primo Water Corp.	54,567	684
*,^	First Majestic Silver Corp.	66,610	681
	Centerra Gold Inc.	77,162	674
^	First Capital REIT	75,853	673
^	SmartCentres REIT	41,488	656
	Methanex Corp.	21,821	647
	TransAlta Corp.	104,337	619
^	Brookfield Infrastructure Corp. Class A	11,312	617
*	Lightspeed POS Inc.	19,162	613
*	Canada Goose Holdings Inc.	19,290	602
	Osisko Gold Royalties Ltd.	50,547	565
	Canadian Western Bank	30,681	564
*	IAMGOLD Corp.	153,394	562
	ARC Resources Ltd.	114,100	562
*	Air Canada Class A	50,652	560
^	Superior Plus Corp.	61,160	544

10

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
^	Norbord Inc.	16,172	531
^	Chartwell Retirement Residences	71,548	513
^	GFL Environmental Inc.	26,222	503
*	Parex Resources Inc.	48,843	475
	Linamar Corp.	14,300	467
	Maple Leaf Foods Inc.	25,190	459
^	PrairieSky Royalty Ltd.	73,782	452
*,^	Aphria Inc.	94,319	424
	North West Co. Inc.	16,800	414
	Genworth MI Canada Inc.	12,294	408
^	TransAlta Renewables Inc.	31,300	392
*	Home Capital Group Inc. Class B	20,552	375
*	Torex Gold Resources Inc.	27,758	374
	Transcontinental Inc. Class A	30,812	365
	Hudbay Minerals Inc.	79,265	358
*,^	Cronos Group Inc.	63,381	336
*	Seven Generations Energy Ltd. Class A	94,531	335
	Cascades Inc.	31,067	331
*	Great Canadian Gaming Corp.	18,900	323
^	Cominar REIT	60,240	321
^	Laurentian Bank of Canada	15,982	314
	ECN Capital Corp.	75,845	301
	Winpak Ltd.	9,500	293
*	ATS Automation Tooling Systems Inc.	23,300	289
^	Boardwalk REIT	14,268	287
	Mullen Group Ltd.	41,918	282
*	OceanaGold Corp.	211,627	276
	Russel Metals Inc.	20,671	275
	Artis REIT	43,300	271
	Husky Energy Inc.	103,399	266
	Cogeco Communications Inc.	3,793	264
*	Turquoise Hill Resources Ltd.	31,921	251
^	Whitecap Resources Inc.	134,159	245
*	Canfor Corp.	19,600	238
*	Celestica Inc.	40,101	236
	Crescent Point Energy Corp.	185,800	232
	Martinrea International Inc.	29,300	221
^	NFI Group Inc.	19,177	217
^	Dream Office REIT	15,117	199
*	MEG Energy Corp.	105,341	192
	Aecon Group Inc.	17,600	188
	Northview Apartment REIT	6,178	167
*,^	Aurora Cannabis Inc.	36,835	149
^	Westshore Terminals Investment Corp.	14,700	148
*,^	Bombardier Inc. Class B	668,581	141
	Enerplus Corp.	72,770	132
	First National Financial Corp.	4,600	128
^	Vermilion Energy Inc.	45,869	113
	Canadian Imperial Bank of Commerce (XNYS)	1,229	92
*,^	Bombardier Inc. Class A	3,400	1
*	Constellation Software Inc. Rights	12,542	—
			516,239
Chile (0.1%)
	Enel Americas SA	10,295,551	1,366
	Empresas COPEC SA	172,121	1,313
	Banco de Chile	15,384,335	1,188
	Sociedad Quimica y Minera de Chile SA ADR	24,611	911
	Empresas CMPC SA	399,726	831
	Falabella SA	261,612	717
	Cencosud SA	483,365	672
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	17,998	658
	Banco de Credito e Inversiones SA	16,629	520
	Banco Santander Chile	14,388,915	504
	Enel Chile SA	5,748,217	386

11

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Colbun SA	2,305,955	348
	Parque Arauco SA	209,058	268
	Banco Santander Chile ADR	18,759	260
*	Cia Sud Americana de Vapores SA	8,758,915	255
	Cia Cervecerias Unidas SA	45,662	254
	AES Gener SA	1,520,340	236
	Empresa Nacional de Telecomunicaciones SA	39,628	223
	Aguas Andinas SA Class A	846,239	220
	Enel Chile SA ADR	65,984	220
	Cencosud Shopping SA	161,428	213
	Cap SA	25,734	212
	Vina Concha y Toro SA	117,757	188
	Engie Energia Chile SA	169,857	179
	Plaza SA	137,445	175
	Itau CorpBanca Chile SA	61,154,961	161
	Ripley Corp. SA	580,437	145
	Embotelladora Andina SA Preference Shares	61,493	128
*	Latam Airlines Group SA	77,515	117
	Inversiones Aguas Metropolitanas SA	170,403	115
	SMU SA	837,820	109
	Sonda SA	157,659	100
	Salfacorp SA	196,211	95
	Besalco SA	138,378	60
	Inversiones La Construccion SA	9,475	51
	Forus SA	29,238	36
	Enel Americas SA ADR	485	3
			13,437
China (5.3%)
*	Alibaba Group Holding Ltd. ADR	619,486	188,751
	Tencent Holdings Ltd.	2,022,367	154,520
*	Meituan Dianping Class B	1,266,960	47,231
*	JD.com Inc. ADR	304,168	24,796
	China Construction Bank Corp. Class H	32,587,026	22,456
	Ping An Insurance Group Co. of China Ltd.	1,915,966	19,810
	Industrial & Commercial Bank of China Ltd. Class H	27,164,245	15,426
*	Baidu Inc. ADR	96,405	12,827
*,1	Xiaomi Corp. Class B	4,322,693	12,294
	NetEase Inc. ADR	133,255	11,565
	China Mobile Ltd.	1,873,657	11,460
*	NIO Inc. ADR	338,050	10,338
*,1	Wuxi Biologics Cayman Inc.	340,080	9,551
*	TAL Education Group ADR	137,617	9,146
*	Pinduoduo Inc. ADR	98,181	8,834
	Bank of China Ltd. Class H	26,210,410	8,279
	Kweichow Moutai Co. Ltd. Class A	31,298	7,820
*	New Oriental Education & Technology Group Inc. ADR	48,675	7,806
	China Merchants Bank Co. Ltd. Class H	1,442,398	7,513
	China Life Insurance Co. Ltd. Class H	2,580,271	5,630
	CNOOC Ltd.	5,634,063	5,155
	BYD Co. Ltd. Class H	245,460	4,962
*	Trip.com Group Ltd. ADR	166,627	4,792
	ANTA Sports Products Ltd.	425,000	4,718
	China Mengniu Dairy Co. Ltd.	971,000	4,578
	Shenzhou International Group Holdings Ltd.	258,591	4,499
*	Semiconductor Manufacturing International Corp.	1,494,600	4,409
	ZTO Express Cayman Inc. ADR	139,118	4,032
*	Alibaba Health Information Technology Ltd.	1,532,000	4,018
	China Resources Land Ltd.	973,909	3,983
	Sunny Optical Technology Group Co. Ltd.	235,000	3,902
	Geely Automobile Holdings Ltd.	1,894,200	3,892
	China Petroleum & Chemical Corp. Class H	9,253,337	3,613
	China Resources Beer Holdings Co. Ltd.	580,681	3,603
	Sino Biopharmaceutical Ltd.	3,551,250	3,597
	Agricultural Bank of China Ltd. Class H	10,475,500	3,564

12

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Wuliangye Yibin Co. Ltd. Class A	95,900	3,506
	ENN Energy Holdings Ltd.	275,118	3,482
[1]	Longfor Group Holdings Ltd.	621,000	3,403
	China Overseas Land & Investment Ltd.	1,352,980	3,398
*,1	Innovent Biologics Inc.	456,941	3,388
	Ping An Insurance Group Co. of China Ltd. Class A	288,100	3,353
	Country Garden Holdings Co. Ltd.	2,686,230	3,320
	China Pacific Insurance Group Co. Ltd. Class H	1,059,000	3,314
	Li Ning Co. Ltd.	629,249	3,280
	Sunac China Holdings Ltd.	884,400	3,278
*	Vipshop Holdings Ltd.	149,069	3,190
	CSPC Pharmaceutical Group Ltd.	2,992,000	3,177
	China Gas Holdings Ltd.	954,751	2,934
	Country Garden Services Holdings Co. Ltd.	455,141	2,866
*	GDS Holdings Ltd. ADR	32,249	2,710
	China Conch Venture Holdings Ltd.	591,998	2,636
[1]	China Tower Corp. Ltd. Class H	16,816,576	2,632
*	KE Holdings Inc. ADR	37,286	2,601
	Anhui Conch Cement Co. Ltd. Class H	410,000	2,565
	China Merchants Bank Co. Ltd. Class A	418,600	2,491
	Xinyi Solar Holdings Ltd.	1,358,200	2,481
*	Tencent Music Entertainment Group ADR	163,272	2,429
	Huazhu Group Ltd. ADR	56,650	2,245
*	Bilibili Inc. ADR	49,168	2,196
	Yihai International Holding Ltd.	163,000	2,165
	China Shenhua Energy Co. Ltd. Class H	1,239,500	2,148
	China Vanke Co. Ltd. Class H	674,289	2,093
	PetroChina Co. Ltd. Class H	7,434,000	2,088
[1]	China Feihe Ltd.	909,000	2,068
	Kingdee International Software Group Co. Ltd.	783,000	2,067
*	iQIYI Inc. ADR	79,364	1,960
[1]	Haidilao International Holding Ltd.	294,000	1,947
	Autohome Inc. ADR	20,299	1,940
*	Zai Lab Ltd. ADR	23,160	1,900
	Shimao Group Holdings Ltd.	525,500	1,861
	Haier Electronics Group Co. Ltd.	481,000	1,834
	Hengan International Group Co. Ltd.	262,230	1,829
	Great Wall Motor Co. Ltd. Class H	1,086,558	1,759
*,1	Ping An Healthcare and Technology Co. Ltd.	135,827	1,753
	Jiangsu Hengrui Medicine Co. Ltd. Class A	131,197	1,745
	Agricultural Bank of China Ltd. Class A	3,687,335	1,735
^	China Evergrande Group	849,000	1,693
	Industrial & Commercial Bank of China Ltd. Class A	2,285,985	1,680
	JOYY Inc. ADR	18,302	1,672
	Kingsoft Corp. Ltd.	308,000	1,657
	Zijin Mining Group Co. Ltd. Class H	2,269,301	1,654
[1]	Postal Savings Bank of China Co. Ltd. Class H	3,354,000	1,646
	China National Building Material Co. Ltd. Class H	1,416,750	1,631
	PICC Property & Casualty Co. Ltd. Class H	2,390,330	1,622
	China Telecom Corp. Ltd. Class H	5,126,034	1,609
	CITIC Securities Co. Ltd. Class H	728,500	1,580
	Guangdong Investment Ltd.	1,060,000	1,572
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	808,000	1,567
*,1	Hansoh Pharmaceutical Group Co. Ltd.	348,000	1,558
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	231,300	1,555
	Zhongsheng Group Holdings Ltd.	212,000	1,512
	Weichai Power Co. Ltd. Class H	792,400	1,503
	Luxshare Precision Industry Co. Ltd. Class A	180,069	1,475
	China Tourism Group Duty Free Corp. Ltd. Class A	48,497	1,446
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	24,188	1,400
	China Resources Gas Group Ltd.	318,000	1,382
	Industrial Bank Co. Ltd. Class A	513,700	1,367
	China Unicom Hong Kong Ltd.	2,173,574	1,340
	Gree Electric Appliances Inc. of Zhuhai Class A	148,800	1,305

13

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ping An Bank Co. Ltd. Class A	479,700	1,273
	CITIC Securities Co. Ltd. Class A	295,400	1,267
	CITIC Ltd.	1,734,000	1,240
	Bank of Communications Co. Ltd. Class H	2,514,058	1,237
*	Haitong Securities Co. Ltd. Class H	1,449,939	1,228
	BYD Co. Ltd. Class A	50,100	1,195
	China CITIC Bank Corp. Ltd. Class H	2,896,525	1,179
	BYD Electronic International Co. Ltd.	269,500	1,161
	New China Life Insurance Co. Ltd. Class H	287,501	1,149
	LONGi Green Energy Technology Co. Ltd. Class A	100,989	1,148
[1]	WuXi AppTec Co. Ltd. Class H	71,580	1,144
	China Minsheng Banking Corp. Ltd. Class H	2,085,512	1,141
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	269,139	1,111
	Guangzhou Automobile Group Co. Ltd. Class H	1,071,399	1,101
	Tsingtao Brewery Co. Ltd. Class H	132,322	1,096
	China Jinmao Holdings Group Ltd.	2,160,000	1,094
	Bank of China Ltd. Class A	2,268,700	1,078
*,^	GSX Techedu Inc. ADR	15,454	1,026
	China Resources Cement Holdings Ltd.	782,000	1,024
	Aier Eye Hospital Group Co. Ltd. Class A	109,612	1,021
	Sinopharm Group Co. Ltd. Class H	441,800	1,015
	China Life Insurance Co. Ltd. Class A	145,572	1,004
	Shanghai Pudong Development Bank Co. Ltd. Class A	725,786	1,004
	China Yangtze Power Co. Ltd. Class A	351,294	997
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	38,995	981
	China Vanke Co. Ltd. Class A	235,500	971
	Kingboard Holdings Ltd.	283,840	961
	Fosun International Ltd.	788,464	952
	Luzhou Laojiao Co. Ltd. Class A	36,200	935
	Muyuan Foods Co. Ltd. Class A	88,092	934
*	China Biologic Products Holdings Inc.	7,855	913
	Wanhua Chemical Group Co. Ltd. Class A	77,500	911
*	SINA Corp.	21,074	903
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	149,800	890
[1]	China Galaxy Securities Co. Ltd. Class H	1,573,000	863
*,1	China International Capital Corp. Ltd. Class H	362,000	846
[1]	Huatai Securities Co. Ltd. Class H	513,564	832
[1]	People's Insurance Co. Group of China Ltd. Class H	2,787,000	829
	Brilliance China Automotive Holdings Ltd.	960,000	829
	SAIC Motor Corp. Ltd. Class A	238,699	826
	Momo Inc. ADR	54,687	820
	Contemporary Amperex Technology Co. Ltd. Class A	22,240	817
[1]	CGN Power Co. Ltd. Class H	3,806,832	816
	China Minsheng Banking Corp. Ltd. Class A	1,032,100	814
	CIFI Holdings Group Co. Ltd.	1,162,000	805
*	Weibo Corp. ADR	19,264	800
	Beijing Enterprises Water Group Ltd.	2,101,015	799
	China State Construction Engineering Corp. Ltd. Class A	1,039,800	795
	China Communications Construction Co. Ltd. Class H	1,516,875	794
	Nine Dragons Paper Holdings Ltd.	595,000	794
	SF Holding Co. Ltd. Class A	62,898	779
	Anhui Conch Cement Co. Ltd. Class A	101,900	776
	Sany Heavy Industry Co. Ltd. Class A	197,146	766
	China Longyuan Power Group Corp. Ltd. Class H	1,114,000	764
	China Taiping Insurance Holdings Co. Ltd.	493,459	745
	Chongqing Zhifei Biological Products Co. Ltd. Class A	31,100	745
	Far East Horizon Ltd.	743,000	733
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	21,546	725
*	Alibaba Group Holding Ltd.	18,700	709
	Bank of Ningbo Co. Ltd. Class A	139,200	707
	Dongfeng Motor Group Co. Ltd. Class H	1,004,000	707
	East Money Information Co. Ltd. Class A	199,260	698
	WuXi AppTec Co. Ltd. Class A	41,004	693
	Bank of Communications Co. Ltd. Class A	1,016,300	688

14

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	JD.com Inc. Class A	16,856	688
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	28,700	687
	China Everbright Environment Group Ltd.	1,355,777	684
	Kunlun Energy Co. Ltd.	1,054,000	682
	China Railway Group Ltd. Class H	1,476,000	679
*	JinkoSolar Holding Co. Ltd. ADR	11,488	670
	China Resources Power Holdings Co. Ltd.	639,400	665
	Agile Group Holdings Ltd.	481,500	661
	China Everbright Bank Co. Ltd. Class A	1,124,800	659
*	51job Inc. ADR	9,393	658
	TravelSky Technology Ltd. Class H	312,000	658
	Poly Developments and Holdings Group Co. Ltd. Class A	284,799	655
[1]	Pharmaron Beijing Co. Ltd. Class H	45,100	653
[1]	Topsports International Holdings Ltd.	472,000	647
	Huatai Securities Co. Ltd. Class A	211,700	646
	Shanghai Baosight Software Co. Ltd. Class B	164,972	644
	KWG Group Holdings Ltd.	481,500	639
	Changchun High & New Technology Industry Group Inc. Class A	11,246	630
*	21Vianet Group Inc. ADR	27,261	626
	China Hongqiao Group Ltd.	864,000	625
*	COSCO SHIPPING Holdings Co. Ltd. Class H	976,000	625
	GF Securities Co. Ltd. Class H	476,200	616
	Beijing Enterprises Holdings Ltd.	202,000	609
	New China Life Insurance Co. Ltd. Class A	63,200	607
*,^,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	115,556	605
	Yonyou Network Technology Co. Ltd. Class A	93,167	603
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	140,000	594
	ZTE Corp. Class H	266,814	590
	Henan Shuanghui Investment & Development Co. Ltd. Class A	78,478	587
*,1	China Merchants Securities Co. Ltd. Class H	469,760	583
	China Meidong Auto Holdings Ltd.	142,000	581
	Haier Smart Home Co. Ltd. Class A	155,899	580
*	China Merchants Securities Co. Ltd. Class A	183,687	568
*,^,1	China Literature Ltd.	69,000	567
*	Alibaba Pictures Group Ltd.	4,310,000	563
	Hopson Development Holdings Ltd.	220,000	563
	Logan Group Co. Ltd.	358,000	562
	China Cinda Asset Management Co. Ltd. Class H	2,974,000	558
	China Molybdenum Co. Ltd. Class H	1,527,000	556
	Sinotruk Hong Kong Ltd.	215,500	551
	Huaneng Power International Inc. Class H	1,474,000	551
	Guangzhou R&F Properties Co. Ltd. Class H	433,000	551
	Jiangxi Copper Co. Ltd. Class H	461,000	551
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	178,309	549
	GoerTek Inc. Class A	80,300	545
*	HUYA Inc. ADR	24,136	541
*	Baozun Inc. ADR	14,767	540
[1]	Yadea Group Holdings Ltd.	376,000	538
*,^	Hebei Construction Group Corp. Ltd.	160,500	535
*,1	Tongcheng-Elong Holdings Ltd.	320,000	533
	CRRC Corp. Ltd. Class H	1,366,800	530
	Anhui Gujing Distillery Co. Ltd. Class B	46,400	528
	Kingboard Laminates Holdings Ltd.	329,858	527
	Seazen Group Ltd.	702,038	526
	Yangzijiang Shipbuilding Holdings Ltd.	766,936	516
	China Communications Services Corp. Ltd. Class H	886,000	516
	BOE Technology Group Co. Ltd. Class A	727,600	515
	Air China Ltd. Class H	794,000	514
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	14,898	512
^,1	Jinxin Fertility Group Ltd.	420,000	511
	Focus Media Information Technology Co. Ltd. Class A	363,700	509
	CRRC Corp. Ltd. Class A	631,000	509
	Chinasoft International Ltd.	700,000	508
	China Medical System Holdings Ltd.	482,000	507

15

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	18,607	505
*,^,1	Weimob Inc.	392,000	505
*	DouYu International Holdings Ltd. ADR	32,974	504
	Haitian International Holdings Ltd.	203,000	503
	China Lesso Group Holdings Ltd.	310,000	503
	Yuexiu Property Co. Ltd.	2,583,207	502
[1]	A-Living Services Co. Ltd. Class H	118,750	500
[1]	Shandong Gold Mining Co. Ltd. Class H	209,300	496
	Guotai Junan Securities Co. Ltd. Class A	178,800	493
*,1	CanSino Biologics Inc. Class H	25,000	489
	Mango Excellent Media Co. Ltd. Class A	44,026	489
	Tongwei Co. Ltd. Class A	105,900	488
	Shenzhen International Holdings Ltd.	310,000	483
*	Daqo New Energy Corp. ADR	2,633	481
	China United Network Communications Ltd. Class A	671,401	479
	Shenwan Hongyuan Group Co. Ltd. Class A	629,900	475
[1]	Dali Foods Group Co. Ltd.	760,000	472
	Shanghai International Airport Co. Ltd. Class A	47,541	470
*,1	Hua Hong Semiconductor Ltd.	127,000	468
*	Genscript Biotech Corp.	336,000	468
	Flat Glass Group Co. Ltd.	155,000	463
	China Merchants Port Holdings Co. Ltd.	434,000	461
	COSCO SHIPPING Ports Ltd.	784,000	459
*,^	GOME Retail Holdings Ltd.	4,110,720	457
	China Railway Construction Corp. Ltd. Class H	672,626	456
	Yanzhou Coal Mining Co. Ltd. Class H	616,000	448
	Will Semiconductor Ltd. Class A	14,900	441
	Yunnan Baiyao Group Co. Ltd. Class A	28,500	439
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	281,900	438
	China Everbright Ltd.	330,000	437
	Bank of Shanghai Co. Ltd. Class A	372,137	437
	ZTE Corp. Class A	89,698	433
	Hundsun Technologies Inc. Class A	30,790	429
	China Construction Bank Corp. Class A	454,900	427
	Zhaojin Mining Industry Co. Ltd. Class H	329,500	427
*	360 DigiTech Inc. ADR	36,704	423
	GF Securities Co. Ltd. Class A	182,700	421
	New Hope Liuhe Co. Ltd. Class A	104,100	418
	Wingtech Technology Co. Ltd. Class A	27,800	418
*,1	Alphamab Oncology	205,000	415
	Shenzhen Inovance Technology Co. Ltd. Class A	43,000	413
^,1	CSC Financial Co. Ltd. Class H	340,000	412
	China Aoyuan Group Ltd.	437,000	411
	China State Construction International Holdings Ltd.	591,750	411
*	China Southern Airlines Co. Ltd. Class H	782,000	410
	AviChina Industry & Technology Co. Ltd. Class H	782,000	403
*,1	3SBio Inc.	432,000	403
	China Pacific Insurance Group Co. Ltd. Class A	83,500	399
	Fuyao Glass Industry Group Co. Ltd. Class A	70,700	396
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	486,080	396
	Hualan Biological Engineering Inc. Class A	50,375	386
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	181,800	383
	China Yongda Automobiles Services Holdings Ltd.	267,000	380
^	Tianneng Power International Ltd.	232,000	378
[1]	China Huarong Asset Management Co. Ltd. Class H	3,592,000	376
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	284,765	375
	Eve Energy Co. Ltd. Class A	47,005	375
	Baoshan Iron & Steel Co. Ltd. Class A	464,000	371
	Glodon Co. Ltd. Class A	34,700	369
	Greentown China Holdings Ltd.	226,879	369
	Bank of Beijing Co. Ltd. Class A	521,200	364
	Huayu Automotive Systems Co. Ltd. Class A	78,000	363
[1]	Guotai Junan Securities Co. Ltd. Class H	277,800	362
	Guangdong Haid Group Co. Ltd. Class A	39,077	360

16

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ever Sunshine Lifestyle Services Group Ltd.	208,000	360
	NARI Technology Co. Ltd. Class A	114,400	356
	Shenzhen Investment Ltd.	1,161,953	355
	Bosideng International Holdings Ltd.	808,000	355
	Daqin Railway Co. Ltd. Class A	369,400	354
*	China Shipbuilding Industry Co. Ltd. Class A	563,300	350
	Hangzhou Tigermed Consulting Co. Ltd. Class A	18,650	346
	China Power International Development Ltd.	1,792,851	345
*	OneConnect Financial Technology Co. Ltd. ADR	17,138	345
	China Petroleum & Chemical Corp. Class A	591,100	345
	Huaxia Bank Co. Ltd. Class A	379,500	344
	China CITIC Bank Corp. Ltd. Class A	454,900	343
	Beijing Capital International Airport Co. Ltd. Class H	560,000	342
	Poly Property Services Co. Ltd.	47,200	341
	Shoucheng Holdings Ltd.	947,600	340
	China National Nuclear Power Co. Ltd. Class A	513,000	340
[1]	Luye Pharma Group Ltd.	585,000	339
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	336
	Livzon Pharmaceutical Group Inc. Class H	75,806	336
	China Railway Group Ltd. Class A	417,300	335
	Sanan Optoelectronics Co. Ltd. Class A	100,500	335
	Suning.com Co. Ltd. Class A	229,700	333
	Digital China Holdings Ltd.	449,499	331
	Lingyi iTech Guangdong Co. Class A	169,000	330
	Lao Feng Xiang Co. Ltd. Class B	110,794	329
	TCL Technology Group Corp. Class A	363,800	329
	Times China Holdings Ltd.	246,000	329
	Jiangsu Expressway Co. Ltd. Class H	328,000	328
	China Oilfield Services Ltd. Class H	542,000	327
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	89,010	326
	Greentown Service Group Co. Ltd.	296,000	325
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	28,672	325
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	58,350	324
	Zhejiang Expressway Co. Ltd. Class H	474,000	324
*	XD Inc.	66,600	323
	Sinotrans Ltd. Class H	1,087,000	322
	Gigadevice Semiconductor Beijing Inc. Class A	11,037	321
*	Offcn Education Technology Co. Ltd. Class A	53,900	318
	Powerlong Real Estate Holdings Ltd.	471,000	317
	Shanghai Industrial Holdings Ltd.	236,000	315
*,^	HengTen Networks Group Ltd.	7,212,000	313
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	380,411	313
	NAURA Technology Group Co. Ltd. Class A	12,200	313
	China Everbright Bank Co. Ltd. Class H	899,000	312
	Iflytek Co. Ltd. Class A	54,600	311
	China Overseas Property Holdings Ltd.	427,493	310
	China Traditional Chinese Medicine Holdings Co. Ltd.	772,000	308
*	LexinFintech Holdings Ltd. ADR	37,354	308
	Chongqing Rural Commercial Bank Co. Ltd. Class H	766,000	306
	Shenzhen Expressway Co. Ltd. Class H	342,000	305
	AECC Aviation Power Co. Ltd. Class A	55,600	304
	Zijin Mining Group Co. Ltd. Class A	288,700	304
	Great Wall Motor Co. Ltd. Class A	85,300	303
	Inner Mongolia Yitai Coal Co. Ltd. Class B	479,704	301
*	Noah Holdings Ltd. ADS	11,404	300
	China Shenhua Energy Co. Ltd. Class A	120,000	299
	Citic Pacific Special Steel Group Co. Ltd. Class A	122,910	297
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	295
	Kaisa Group Holdings Ltd.	633,000	295
	SSY Group Ltd.	534,336	292
	China Railway Construction Corp. Ltd. Class A	233,200	291
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	18,000	289
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	324,980	287
	Tianli Education International Holdings Ltd.	358,000	285

17

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Walvax Biotechnology Co. Ltd. Class A	38,000	283
*,^,1	Koolearn Technology Holding Ltd.	87,500	283
	Bank of Hangzhou Co. Ltd. Class A	145,400	282
[1]	Fu Shou Yuan International Group Ltd.	272,000	280
[1]	AK Medical Holdings Ltd.	124,000	277
*,^,1	Shanghai Junshi Biosciences Co. Ltd. Class H	46,000	277
	Yonghui Superstores Co. Ltd. Class A	236,800	277
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	40,900	274
*	Shanghai Electric Group Co. Ltd. Class H	958,000	272
[1]	BAIC Motor Corp. Ltd. Class H	735,900	272
	Seazen Holdings Co. Ltd.	55,900	272
	Guosen Securities Co. Ltd. Class A	136,055	272
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	114,000	271
	China Overseas Grand Oceans Group Ltd.	462,500	270
*	Topchoice Medical Corp. Class A	7,995	269
	Yuzhou Group Holdings Co. Ltd.	691,122	268
	Ausnutria Dairy Corp. Ltd.	187,000	267
	Huaxin Cement Co. Ltd. Class B	128,100	267
	Sungrow Power Supply Co. Ltd. Class A	45,600	265
[1]	China East Education Holdings Ltd.	137,500	265
*,1	Jiumaojiu International Holdings Ltd.	120,000	265
[1]	Zhou Hei Ya International Holdings Co. Ltd.	270,500	263
	Metallurgical Corp. of China Ltd. Class H	1,618,000	261
	Chaozhou Three-Circle Group Co. Ltd. Class A	55,600	258
[1]	China Resources Pharmaceutical Group Ltd.	513,000	256
	Ganfeng Lithium Co. Ltd. Class A	27,900	255
	Shaanxi Coal Industry Co. Ltd. Class A	193,300	253
*	Maxscend Microelectronics Co. Ltd. Class A	3,900	253
	Zhejiang Dahua Technology Co. Ltd. Class A	74,600	253
[1]	Ganfeng Lithium Co. Ltd. Class H	43,400	252
	BBMG Corp. Class H	1,331,000	251
	AVIC Shenyang Aircraft Co. Ltd. Class A	32,397	251
	Xinyi Energy Holdings Ltd.	484,000	250
	Lepu Medical Technology Beijing Co. Ltd. Class A	53,900	248
	Jafron Biomedical Co. Ltd. Class A	20,770	246
	China Education Group Holdings Ltd.	145,000	242
[1]	Qingdao Port International Co. Ltd. Class H	425,000	242
*	Aluminum Corp. of China Ltd. Class H	1,105,331	241
	China SCE Group Holdings Ltd.	560,000	241
	COFCO Joycome Foods Ltd.	734,000	239
*	GCL-Poly Energy Holdings Ltd.	5,199,800	239
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	68,361	238
	Tsingtao Brewery Co. Ltd. Class A	20,100	238
	Bank of Nanjing Co. Ltd. Class A	208,400	238
	Lens Technology Co. Ltd. Class A	47,300	237
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	600,000	237
	Yunnan Energy New Material Co. Ltd. Class A	15,800	236
	SDIC Power Holdings Co. Ltd. Class A	169,500	234
	Jiayuan International Group Ltd.	548,000	234
*	Zhejiang Century Huatong Group Co. Ltd. Class A	182,300	233
	Orient Securities Co. Ltd. Class A	143,800	231
[1]	Legend Holdings Corp. Class H	171,200	230
	Zhejiang NHU Co. Ltd. Class A	52,900	230
	China Jushi Co. Ltd. Class A	110,000	230
	Anhui Gujing Distillery Co. Ltd. Class A	7,300	229
	Hengli Petrochemical Co. Ltd. Class A	77,500	224
*	Aluminum Corp. of China Ltd. Class A	520,700	224
	China Greatwall Technology Group Co. Ltd. Class A	98,400	223
	Gemdale Corp. Class A	111,700	223
	Lomon Billions Group Co. Ltd. Class A	60,100	223
	Hongfa Technology Co. Ltd. Class A	28,700	221
*,1	China Logistics Property Holdings Co. Ltd.	422,000	221
	Tianshui Huatian Technology Co. Ltd. Class A	102,400	220
[1]	China Yuhua Education Corp. Ltd.	278,000	220

18

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Chongqing Changan Automobile Co. Ltd. Class B	320,062	220
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	219
	AVIC Aircraft Co. Ltd. Class A	60,300	218
	Beijing New Building Materials plc Class A	42,100	218
	Shougang Fushan Resources Group Ltd.	925,524	217
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	216
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	214
	China Water Affairs Group Ltd.	296,000	212
	China Reinsurance Group Corp. Class H	2,218,000	212
	Shanghai Lingang Holdings Corp. Ltd. Class A	62,600	212
	PAX Global Technology Ltd.	362,000	210
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	23,400	210
	China Coal Energy Co. Ltd. Class H	859,000	210
^	Datang International Power Generation Co. Ltd. Class H	1,658,000	210
*	Haitong Securities Co. Ltd. Class A	99,500	209
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	208
	SG Micro Corp. Class A	5,100	207
[1]	Sinopec Engineering Group Co. Ltd. Class H	532,135	207
	TCL Electronics Holdings Ltd.	304,333	207
^	China International Marine Containers Group Co. Ltd. Class H	150,600	205
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,102,000	204
	Wuhan Guide Infrared Co. Ltd. Class A	40,120	203
	Hisense Home Appliances Group Co. Ltd.	141,000	203
	Yuexiu REIT	438,940	203
	Shengyi Technology Co. Ltd. Class A	56,300	202
	Hithink RoyalFlush Information Network Co. Ltd. Class A	9,953	201
*	Chongqing Changan Automobile Co. Ltd. Class A	81,200	201
	E-House China Enterprise Holdings Ltd.	195,900	201
	CSC Financial Co. Ltd. Class A	31,100	200
	Hollysys Automation Technologies Ltd.	17,800	199
*	Founder Securities Co. Ltd. Class A	143,000	199
*	ZTO Express Cayman Inc.	6,709	198
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	198
	Liaoning Cheng Da Co. Ltd. Class A	58,600	198
^	China Eastern Airlines Corp. Ltd. Class H	496,000	198
*,^,1	Viva Biotech Holdings	206,500	197
	Centre Testing International Group Co. Ltd. Class A	48,800	197
	Yifeng Pharmacy Chain Co. Ltd. Class A	12,900	196
	Sany Heavy Equipment International Holdings Co. Ltd.	356,000	196
	Everbright Securities Co. Ltd. Class A	72,700	196
*	Sohu.com Ltd. ADR	10,354	195
[1]	Orient Securities Co. Ltd. Class H	296,000	195
*	So-Young International Inc. ADR	16,711	195
	China Dongxiang Group Co. Ltd.	1,565,000	194
	Fanhua Inc. ADR	12,865	193
	Shenzhen SC New Energy Technology Corp. Class A	12,900	193
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	64,600	193
	Health & Happiness H&H International Holdings Ltd.	48,236	192
	China Fortune Land Development Co. Ltd. Class A	91,087	192
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	192
*	JA Solar Technology Co. Ltd. Class A	33,400	192
	Thunder Software Technology Co. Ltd. Class A	14,800	190
	Industrial Securities Co. Ltd. Class A	163,500	190
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	41,400	189
*,§	KWG Living Group Holdings Ltd	240,750	189
	BOE Technology Group Co. Ltd. Class B	512,200	189
*	Bluedon Information Security Technology Co. Ltd. Class A	153,800	188
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	187
	China Oilfield Services Ltd. Class A	114,525	186
*	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	222,700	186
*	Bitauto Holdings Ltd. ADR	11,600	185
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,500	185
	Shandong Gold Mining Co. Ltd. Class A	51,577	185
	Hang Zhou Great Star Industrial Co. Ltd. Class A	47,000	183

19

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	NanJi E-Commerce Co. Ltd. Class A	66,500	183
	Greatview Aseptic Packaging Co. Ltd.	426,000	183
*	Skyworth Group Ltd.	695,340	182
*	BEST Inc. ADR	70,614	181
[1]	China Railway Signal & Communication Corp. Ltd. Class H	548,500	181
	Perfect World Co. Ltd. Class A	42,950	180
[1]	Hope Education Group Co. Ltd.	764,000	180
	Huadong Medicine Co. Ltd. Class A	43,130	180
	Yealink Network Technology Corp. Ltd. Class A	19,930	180
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	42,300	179
	Chongqing Brewery Co. Ltd. Class A	11,100	177
	Sino-Ocean Group Holding Ltd.	922,500	176
*	Ecovacs Robotics Co. Ltd. Class A	18,800	176
	Weihai Guangwei Composites Co. Ltd. Class A	17,640	174
	Infore Environment Technology Group Co. Ltd. Class A	143,200	174
	Times Neighborhood Holdings Ltd.	170,615	173
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	173
	Sunwoda Electronic Co. Ltd. Class A	41,100	172
*	Shanghai Electric Group Co. Ltd. Class A	232,100	171
	Zhongyu Gas Holdings Ltd.	196,000	171
	China Oriental Group Co. Ltd.	754,000	171
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	174,000	171
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	169
	Intco Medical Technology Co. Ltd. Class A	9,750	169
	Beijing Tiantan Biological Products Corp. Ltd. Class A	32,739	169
	Inspur Electronic Information Industry Co. Ltd. Class A	36,912	169
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	168
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	463,476	168
	China Merchants Energy Shipping Co. Ltd. Class A	193,800	168
*	SOHO China Ltd.	625,500	168
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	168
^	Comba Telecom Systems Holdings Ltd.	522,039	167
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	17,900	167
	Angang Steel Co. Ltd. Class H	566,800	166
	Leyard Optoelectronic Co. Ltd. Class A	155,500	166
	Bank of Chongqing Co. Ltd. Class H	295,500	166
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	112,000	165
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	165
	Dongxing Securities Co. Ltd. Class A	89,900	164
*,1	Venus MedTech Hangzhou Inc.	17,000	164
	Poly Property Group Co. Ltd.	567,000	164
	NetDragon Websoft Holdings Ltd.	76,000	163
	Fantasia Holdings Group Co. Ltd.	861,000	163
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	163
	Pharmaron Beijing Co. Ltd. Class A	9,442	162
	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	162
*	Lifetech Scientific Corp.	633,998	162
*,1	Yixin Group Ltd.	645,500	161
	Songcheng Performance Development Co. Ltd. Class A	64,640	161
	Guangzhou Automobile Group Co. Ltd. Class A	79,800	160
	Angel Yeast Co. Ltd. Class A	20,300	160
	Foxconn Industrial Internet Co. Ltd. Class A	77,900	159
	Q Technology Group Co. Ltd.	144,000	159
	SooChow Securities Co. Ltd. Class A	108,160	158
*,^,1	CStone Pharmaceuticals	107,500	158
	Greenland Holdings Corp. Ltd. Class A	170,300	158
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	158
	JiuGui Liquor Co. Ltd. Class A	10,500	157
	Zhejiang Longsheng Group Co. Ltd. Class A	79,000	157
	Weifu High-Technology Group Co. Ltd. Class A	40,800	157
	Sealand Securities Co. Ltd. Class A	201,370	157
	CSG Holding Co. Ltd. Class B	516,606	156
*	China Kepei Education Group Ltd.	226,000	156
	SDIC Capital Co. Ltd. Class A	74,300	155

20

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hangzhou First Applied Material Co. Ltd. Class A	13,640	155
	Joyoung Co. Ltd. Class A	29,337	155
*	Guanghui Energy Co. Ltd. Class A	359,000	155
	Shanghai RAAS Blood Products Co. Ltd. Class A	121,000	154
*	Bengang Steel Plates Co. Ltd. Class B	852,995	154
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	154
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	154
	GRG Banking Equipment Co. Ltd. Class A	88,897	154
	Ningbo Joyson Electronic Corp. Class A	42,800	153
	C&D International Investment Group Ltd.	94,000	153
	First Capital Securities Co. Ltd. Class A	102,900	153
	Ovctek China Inc. Class A	14,999	153
	Zhenro Properties Group Ltd.	265,000	153
	Changjiang Securities Co. Ltd. Class A	135,520	153
*	Jointown Pharmaceutical Group Co. Ltd. Class A	56,200	153
	Fufeng Group Ltd.	481,000	152
	Tianma Microelectronics Co. Ltd. Class A	71,200	152
	Tong Ren Tang Technologies Co. Ltd. Class H	259,000	152
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	9,600	151
	Accelink Technologies Co. Ltd. Class A	32,000	150
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	150
	Northeast Securities Co. Ltd. Class A	107,500	150
	Lonking Holdings Ltd.	563,000	150
	China Eastern Airlines Corp. Ltd. Class A	218,100	150
	Yanlord Land Group Ltd.	194,600	150
*	Datong Coal Industry Co. Ltd. Class A	212,700	149
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	39,350	149
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	149
	Dawning Information Industry Co. Ltd. Class A	27,720	148
	Addsino Co. Ltd. Class A	49,300	148
*	China CSSC Holdings Ltd. Class A	55,600	148
	Shandong Sinocera Functional Material Co. Ltd. Class A	24,100	148
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	148
*	Yunnan Copper Co. Ltd. Class A	79,300	147
*	Fangda Carbon New Material Co. Ltd. Class A	156,135	147
	China Communications Construction Co. Ltd. Class A	132,400	147
	Beijing Shiji Information Technology Co. Ltd. Class A	26,400	146
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	20,300	146
	BTG Hotels Group Co. Ltd. Class A	56,100	145
	Winning Health Technology Group Co. Ltd. Class A	54,600	145
	Shenzhen Goodix Technology Co. Ltd. Class A	5,642	145
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	145
*,^,1	Ascentage Pharma Group International	41,100	145
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	145
	Kingfa Sci & Tech Co. Ltd. Class A	62,900	144
	Shandong Chenming Paper Holdings Ltd. Class H	360,750	144
[1]	China New Higher Education Group Ltd.	275,000	143
^	China Maple Leaf Educational Systems Ltd.	528,000	143
[1]	Midea Real Estate Holding Ltd.	63,400	143
	Weichai Power Co. Ltd. Class A	63,300	143
	Hengtong Optic-electric Co. Ltd. Class A	65,300	143
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	130,500	143
	Jinchuan Group International Resources Co. Ltd.	1,512,000	143
	CGN Power Co. Ltd. Class A	349,900	143
	Humanwell Healthcare Group Co. Ltd. Class A	29,000	143
	By-health Co. Ltd. Class A	36,600	142
[1]	Genertec Universal Medical Group Co. Ltd.	202,500	141
	Autobio Diagnostics Co. Ltd. Class A	5,400	141
	Xtep International Holdings Ltd.	414,000	140
*	Tianqi Lithium Corp. Class A	46,810	139
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	139
	Xinhu Zhongbao Co. Ltd. Class A	289,600	139
	OFILM Group Co. Ltd. Class A	59,800	138
	Unilumin Group Co. Ltd. Class A	94,700	138

21

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Beijing Chunlizhengda Medical Instruments Co. Ltd.	33,250	138
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	64,200	138
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	137
	YTO Express Group Co. Ltd. Class A	65,400	137
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	136
*	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	136
	Zhengzhou Yutong Bus Co. Ltd. Class A	56,700	136
	China Suntien Green Energy Corp. Ltd. Class H	581,000	135
	Tianfeng Securities Co. Ltd. Class A	154,294	135
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	31,200	135
	Jiangsu King's Luck Brewery JSC Ltd. Class A	17,327	134
*	Sogou Inc. ADR	15,000	133
	Central China Real Estate Ltd.	248,000	133
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	133
	China Lilang Ltd.	210,000	133
	Shenzhen World Union Group Inc. Class A	165,500	133
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	132
	ORG Technology Co. Ltd. Class A	156,400	132
	Tongkun Group Co. Ltd. Class A	58,000	131
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	21,000	131
	Goldcard Smart Group Co. Ltd.	57,400	131
	Youngor Group Co. Ltd. Class A	122,100	130
	Bank of Changsha Co. Ltd. Class A	96,300	130
	China Fangda Group Co. Ltd. Class B	310,000	129
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	129
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	129
	Jiangxi Zhengbang Technology Co. Ltd. Class A	50,300	129
	China Spacesat Co. Ltd. Class A	27,400	129
	Beijing Enlight Media Co. Ltd. Class A	70,600	128
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	67,400	128
	Jiangsu Expressway Co. Ltd. Class A	93,500	128
	Sangfor Technologies Inc. Class A	4,500	128
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	128
	Hefei Meiya Optoelectronic Technology Inc. Class A	20,200	128
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	127
	Rongsheng Petro Chemical Co. Ltd. Class A	44,600	127
	Huadian Power International Corp. Ltd. Class H	510,000	127
	Xiamen Meiya Pico Information Co. Ltd. Class A	37,200	126
	Spring Airlines Co. Ltd. Class A	19,800	126
	Sailun Group Co. Ltd. Class A	169,400	125
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	125
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	22,100	125
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	12,500	125
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	125
	Ningbo Tuopu Group Co. Ltd. Class A	21,800	124
	Ronshine China Holdings Ltd.	182,500	124
	Dongyue Group Ltd.	326,000	124
	Huizhou Desay Sv Automotive Co. Ltd. Class A	12,200	124
	Skyfame Realty Holdings Ltd.	942,000	124
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	14,900	123
	Anhui Anke Biotechnology Group Co. Ltd. Class A	47,500	123
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	123
	AVICOPTER plc Class A	16,400	123
	AVIC Electromechanical Systems Co. Ltd. Class A	77,600	123
	Jiangsu Zhongtian Technology Co. Ltd. Class A	74,300	123
^,1	Everbright Securities Co. Ltd. Class H	150,600	122
*	Gotion High-tech Co. Ltd. Class A	31,000	122
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	122
	Xiamen Kingdomway Group Co. Class A	21,600	122
	Guangzhou Restaurant Group Co. Ltd. Class A	22,100	122
	China National Software & Service Co. Ltd. Class A	11,600	122
	Guangxi Wuzhou Communications Co. Ltd. Class A	230,200	121
	Sinocare Inc.	19,800	121
*,§	SMI Holdings Group Ltd.	402,400	121

22

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	73,500	121
	Zhongliang Holdings Group Co. Ltd.	179,500	121
	Jason Furniture Hangzhou Co. Ltd. Class A	11,300	121
	Juneyao Airlines Co. Ltd. Class A	75,400	121
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	190,700	120
^	China Tian Lun Gas Holdings Ltd.	142,500	120
	Sichuan Swellfun Co. Ltd. Class A	12,100	120
[1]	Impro Precision Industries Ltd.	411,000	120
	Shandong Humon Smelting Co. Ltd. Class A	57,400	119
	Xiamen Faratronic Co. Ltd. Class A	8,900	119
	DHC Software Co. Ltd. Class A	87,269	119
	China National Medicines Corp. Ltd. Class A	18,600	119
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	151,900	119
	Tiangong International Co. Ltd.	354,000	119
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	24,700	119
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	19,900	119
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	118
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	118
*,^	Zhuguang Holdings Group Co. Ltd.	762,000	118
	Dongjiang Environmental Co. Ltd. Class A	86,300	118
	Sanquan Food Co. Ltd. Class A	25,600	118
*,^	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	78,000	118
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	118
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	117
	Beijing Jingneng Clean Energy Co. Ltd. Class H	414,000	117
	Sinoma Science & Technology Co. Ltd. Class A	40,800	117
	Southwest Securities Co. Ltd. Class A	155,100	117
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	7,000	117
	China Gezhouba Group Co. Ltd. Class A	112,300	117
	Grandblue Environment Co. Ltd. Class A	31,200	117
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	19,890	117
	Guangdong Tapai Group Co. Ltd. Class A	59,300	117
	Proya Cosmetics Co. Ltd. Class A	4,500	116
*	Wanda Film Holding Co. Ltd. Class A	50,500	116
	Wangfujing Group Co. Ltd. Class A	19,200	116
	NavInfo Co. Ltd. Class A	54,100	115
	Guangzhou Wondfo Biotech Co. Ltd. Class A	10,100	115
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	34,600	115
	Yuexiu Transport Infrastructure Ltd.	206,000	115
	Oriental Pearl Group Co. Ltd. Class A	83,500	115
*	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	115
[1]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	92,800	115
^	Colour Life Services Group Co. Ltd.	235,000	114
	Yantai Eddie Precision Machinery Co. Ltd. Class A	14,900	114
	China Foods Ltd.	332,000	114
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	74,300	114
	Beijing Originwater Technology Co. Ltd. Class A	97,800	114
	Chengtun Mining Group Co. Ltd. Class A	133,600	113
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	117,100	112
	Maanshan Iron & Steel Co. Ltd. Class A	290,000	112
	Shanghai Weaver Network Co. Ltd. Class A	8,100	112
*	Zhongtian Financial Group Co. Ltd. Class A	245,300	112
	Guoyuan Securities Co. Ltd. Class A	88,920	111
*	COSCO SHIPPING Holdings Co. Ltd. Class A	113,800	111
	Sinopec Kantons Holdings Ltd.	308,000	111
*	China Southern Airlines Co. Ltd. Class A	135,000	111
	Unisplendour Corp. Ltd. Class A	33,740	111
	Skshu Paint Co. Ltd. Class A	5,000	111
	GEM Co. Ltd. Class A	153,900	111
	TBEA Co. Ltd. Class A	90,000	111
^	China Tobacco International HK Co. Ltd.	58,000	110
	Huaneng Power International Inc. Class A	150,400	110
	Laobaixing Pharmacy Chain JSC Class A	10,220	109
	Dongfang Electric Corp. Ltd. Class H	156,600	109

23

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	109
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	109
	China Resources Medical Holdings Co. Ltd.	182,090	108
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	108
	Zhongji Innolight Co. Ltd. Class A	15,300	108
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	45,000	108
	Beijing Capital Land Ltd. Class H	627,000	108
^,1	Shenwan Hongyuan Group Co. Ltd. Class H	424,000	108
*	ChemPartner PharmaTech Co. Ltd. Class A	36,000	107
	Hunan Valin Steel Co. Ltd. Class A	141,000	107
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	9,568	107
	China Zheshang Bank Co. Ltd. Class A	179,900	107
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	107
	Changchun Faway Automobile Components Co. Ltd. Class A	60,710	107
*,1	Maoyan Entertainment	75,600	107
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	106
	Ningbo Yunsheng Co. Ltd. Class A	114,800	106
[1]	Red Star Macalline Group Corp. Ltd. Class H	176,455	106
	Holitech Technology Co. Ltd. Class A	160,300	106
	LVGEM China Real Estate Investment Co. Ltd.	332,000	106
	Aisino Corp. Class A	45,700	106
	Sichuan Expressway Co. Ltd. Class A	215,200	106
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	23,000	106
	Jiangsu Yangnong Chemical Co. Ltd. Class A	7,600	106
[1]	Redco Properties Group Ltd.	238,000	105
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	92,800	105
	China South Publishing & Media Group Co. Ltd. Class A	66,900	105
	Beijing GeoEnviron Engineering & Technology Inc. Class A	49,300	105
*	Wuhan P&S Information Technology Co. Ltd. Class A	112,800	105
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	88,400	105
*	Myhome Real Estate Development Group Co. Ltd. Class A	189,900	105
	Beijing Kunlun Tech Co. Ltd. Class A	28,400	104
	NetEase Inc.	5,946	104
	Xiamen Xiangyu Co. Ltd. Class A	116,103	104
	Inner Mongolia First Machinery Group Co. Ltd. Class A	64,000	104
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	104
*,§	China Huiyuan Juice Group Ltd.	398,000	104
	Greattown Holdings Ltd. Class A	131,500	103
	Yango Group Co. Ltd. Class A	100,500	103
*	Yunnan Aluminium Co. Ltd. Class A	125,400	103
*	FAW Jiefang Group Co. Ltd. Class A	55,600	103
	Fujian Sunner Development Co. Ltd. Class A	31,200	103
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	103
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	48,800	103
	Shanghai Jahwa United Co. Ltd. Class A	16,600	102
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	102
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	102
	STO Express Co. Ltd. Class A	48,400	102
*,1	Meitu Inc.	578,500	102
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	28,400	102
	China CYTS Tours Holding Co. Ltd. Class A	69,100	102
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	597,600	102
	China National Chemical Engineering Co. Ltd. Class A	128,200	102
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	101
	Yanzhou Coal Mining Co. Ltd. Class A	75,000	101
	CECEP Wind-Power Corp. Class A	248,900	101
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	145,470	101
*	Shenzhen MTC Co. Ltd. Class A	111,700	101
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	10,800	101
*	Wonders Information Co. Ltd. Class A	30,800	100
*	Shandong Airlines Co. Ltd. Class B	135,900	100
	Hengyi Petrochemical Co. Ltd. Class A	58,000	100
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	100
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	59,300	100

24

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Chacha Food Co. Ltd. Class A	11,200	100
	Beijing Dabeinong Technology Group Co. Ltd. Class A	80,000	99
	Shanghai Bailian Group Co. Ltd. Class B	106,800	99
	Avic Capital Co. Ltd. Class A	151,600	99
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	119,200	99
*	Nanyang Topsec Technologies Group Inc. Class A	31,400	99
	Henan Shenhuo Coal & Power Co. Ltd. Class A	129,600	99
	Shanxi Securities Co. Ltd. Class A	87,770	99
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	98
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	56,800	98
	Shaanxi International Trust Co. Ltd. Class A	185,400	98
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	98
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	125,900	98
	C&S Paper Co. Ltd. Class A	32,400	98
*	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	16,300	98
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	65,400	98
	Avary Holding Shenzhen Co. Ltd. Class A	13,300	98
	Hebei Chengde Lolo Co. Class A	95,040	98
	Zhejiang Huafeng Spandex Co. Ltd. Class A	81,100	97
	Nanjing Hanrui Cobalt Co. Ltd. Class A	10,200	97
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	67,100	97
	Eoptolink Technology Inc. Ltd. Class A	10,900	97
	Shanxi Coking Co. Ltd. Class A	128,700	97
	Ningxia Baofeng Energy Group Co. Ltd. Class A	63,700	97
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	11,900	97
	Hisense Home Appliances Group Co. Ltd. Class A	44,200	97
	CNHTC Jinan Truck Co. Ltd. Class A	18,500	97
	Maccura Biotechnology Co. Ltd. Class A	12,500	97
	Aerospace CH UAV Co. Ltd.	27,300	97
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	97
*	Zhefu Holding Group Co. Ltd. Class A	130,600	96
	Wuhu Token Science Co. Ltd. Class A	64,400	96
*	Hytera Communications Corp. Ltd. Class A	90,200	96
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	96
	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	96
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	38,100	96
*	TongFu Microelectronics Co. Ltd. Class A	25,700	96
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	96
	Yunda Holding Co. Ltd. Class A	33,146	95
	Wolong Electric Group Co. Ltd. Class A	52,100	95
	Jizhong Energy Resources Co. Ltd. Class A	179,100	95
	Henan Yuguang Gold & Lead Co. Ltd. Class A	132,900	95
	Jiangsu Shagang Co. Ltd. Class A	48,800	95
	Huaxin Cement Co. Ltd. Class A	26,100	95
	China Shineway Pharmaceutical Group Ltd.	150,000	94
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	40,700	94
*	Fangda Special Steel Technology Co. Ltd. Class A	102,800	94
	Xiamen Tungsten Co. Ltd. Class A	46,600	94
	Sichuan Shuangma Cement Co. Ltd. Class A	47,700	93
	Vatti Corp. Ltd. Class A	69,700	93
	Guangdong South New Media Co. Ltd. Class A	7,200	93
*	Shanghai Liangxin Electrical Co. Ltd. Class A	22,900	93
*	Pacific Securities Co. Ltd. China Class A	164,900	93
	Shennan Circuits Co. Ltd. Class A	5,740	93
	Wanxiang Qianchao Co. Ltd. Class A	105,400	92
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	92
	China Enterprise Co. Ltd. Class A	157,200	92
	Chengzhi Co. Ltd. Class A	47,400	92
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	83,700	92
	China West Construction Group Co. Ltd. Class A	67,200	92
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	92
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	131,100	91
*	Fullshare Holdings Ltd.	4,505,000	91
	Shanghai M&G Stationery Inc. Class A	7,600	91

25

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	62,157	91
	Beijing United Information Technology Co. Ltd.	6,100	91
	Jinneng Science&Technology Co. Ltd. Class A	49,200	91
	Sieyuan Electric Co. Ltd. Class A	28,400	91
	Yang Quan Coal Industry Group Co. Ltd. Class A	128,400	91
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	32,100	91
	WUS Printed Circuit Kunshan Co. Ltd. Class A	32,800	90
*	China Zhongwang Holdings Ltd.	442,800	90
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	290,400	90
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	90
	Luxi Chemical Group Co. Ltd. Class A	60,000	90
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	90
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	90
	Zhongyuan Environment-Protection Co. Ltd. Class A	83,600	90
	Huaan Securities Co. Ltd. Class A	75,200	90
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	90
	Greenland Hong Kong Holdings Ltd.	275,000	89
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	89
	Sichuan Chuantou Energy Co. Ltd. Class A	59,400	89
	COFCO Capital Holdings Co. Ltd. Class A	62,300	89
	BGI Genomics Co. Ltd.	4,000	89
*	Jilin Electric Power Co. Ltd. Class A	153,700	89
	Tibet Tianlu Co. Ltd. Class A	80,700	89
	SGIS Songshan Co. Ltd. Class A	141,400	89
	Guizhou Gas Group Corp. Ltd. Class A	53,700	89
	Shanghai Environment Group Co. Ltd. Class A	53,500	89
	Zhejiang Huace Film & TV Co. Ltd. Class A	81,100	89
	Sichuan Languang Development Co. Ltd. Class A	120,200	89
*	HY Energy Group Co. Ltd. Class A	90,900	89
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	56,600	88
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	88
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	88
	Yintai Gold Co. Ltd. Class A	58,660	88
	Xiamen C & D Inc. Class A	70,200	88
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	88
	XCMG Construction Machinery Co. Ltd. Class A	109,200	88
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,600	88
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	88
	China Film Co. Ltd. Class A	46,100	87
	Power Construction Corp. of China Ltd. Class A	151,500	87
	Central China Securities Co. Ltd. Class A	113,100	87
*	Guosheng Financial Holding Inc. Class A	65,600	87
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	87
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	87
	Huagong Tech Co. Ltd. Class A	24,900	87
	Shanghai International Port Group Co. Ltd. Class A	138,700	87
	CIMC Enric Holdings Ltd.	184,000	87
	Luenmei Quantum Co. Ltd. Class A	43,800	87
	Jinke Properties Group Co. Ltd. Class A	74,500	86
*	Hi Sun Technology China Ltd.	792,000	86
	Jiangsu Yoke Technology Co. Ltd. Class A	11,400	86
	Huaibei Mining Holdings Co. Ltd. Class A	57,100	86
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	86
	Beijing North Star Co. Ltd. Class A	238,800	86
	Hunan Gold Corp. Ltd. Class A	68,600	86
	CMBC Capital Holdings Ltd.	5,250,000	86
	Hongta Securities Co. Ltd. Class A	33,000	86
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	85
*	Bafang Electric Suzhou Co. Ltd. Class A	3,100	85
*	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	8,600	85
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	425,700	85
	PharmaBlock Sciences Nanjing Inc. Class A	4,200	85
	Digital China Group Co. Ltd. Class A	22,200	85
*	Joinn Laboratories China Co. Ltd. Class A	5,400	85

26

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Rongan Property Co. Ltd. Class A	218,200	85
	Shenzhen Energy Group Co. Ltd. Class A	104,400	85
	CECEP Solar Energy Co. Ltd. Class A	125,590	85
*	BAIC BluePark New Energy Technology Co. Ltd. Class Class A	85,100	85
	Everbright Jiabao Co. Ltd. Class A	157,200	85
	Huafu Fashion Co. Ltd. Class A	82,600	85
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	84
	China Satellite Communications Co. Ltd. Class A	32,500	84
	Hexing Electrical Co. Ltd. Class A	39,100	84
	Air China Ltd. Class A	82,700	84
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	160,200	84
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	84
	China Publishing & Media Co. Ltd. Class A	110,500	84
	Shenzhen Sinovatio Technology Co. Ltd. Class A	7,520	84
	East Group Co. Ltd. Class A	55,600	84
	Cinda Real Estate Co. Ltd. Class A	133,900	83
	Ninestar Corp. Class A	19,100	83
	China Aerospace Times Electronics Co. Ltd. Class A	84,100	83
	Dazhong Transportation Group Co. Ltd. Class B	264,350	83
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	83
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	83
	Shanghai Shimao Co. Ltd. Class A	95,800	83
	Huadian Power International Corp. Ltd. Class A	164,400	83
*	Baozun Inc. Class A	6,859	83
	Chaowei Power Holdings Ltd.	240,000	83
	MLS Co. Ltd. Class A	45,400	83
	Tongling Nonferrous Metals Group Co. Ltd. Class A	254,100	82
	Han's Laser Technology Industry Group Co. Ltd. Class A	13,697	82
*	Qudian Inc. ADR	61,504	82
	Sino GeoPhysical Co. Ltd. Class A	32,200	82
*	Tibet Summit Resources Co. Ltd. Class A	68,400	82
	China Great Wall Securities Co. Ltd. Class A	44,200	82
	Amoy Diagnostics Co. Ltd. Class A	6,500	82
	Hangzhou Century Co. Ltd. Class A	53,600	82
	Ningxia Jiaze New Energy Co. Ltd. Class A	178,000	82
	Sichuan Haite High-tech Co. Ltd. Class A	36,800	82
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	14,600	82
	China Avionics Systems Co. Ltd. Class A	33,900	82
*	Hesteel Co. Ltd. Class A	263,800	81
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	27,200	81
*	Sinopec Oilfield Service Corp. Class A	308,300	81
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	81
	Sai Micro Electronics Inc. Class A	19,900	81
	Shanghai AJ Group Co. Ltd. Class A	67,600	81
	Longshine Technology Group Co. Ltd. Class A	32,400	81
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	84,800	81
	Dare Power Dekor Home Co. Ltd. Class A	33,800	81
*	Shenghe Resources Holding Co. Ltd. Class A	82,100	81
*	Advanced Technology & Materials Co. Ltd. Class A	83,800	81
	Financial Street Holdings Co. Ltd. Class A	80,500	80
	Zhejiang Supor Co. Ltd. Class A	7,595	80
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	80
	China Zhenhua Group Science & Technology Co. Ltd. Class A	12,800	80
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	80
*	Guangdong Shirongzhaoye Co. Ltd. Class A	82,000	80
	IKD Co. Ltd. Class A	39,200	80
	Shandong New Beiyang Information Technology Co. Ltd. Class A	56,800	79
	Qianhe Condiment and Food Co. Ltd. Class A	13,900	79
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	79
	Yotrio Group Co. Ltd. Class A	127,800	79
	China BlueChemical Ltd. Class H	556,000	79
	Newland Digital Technology Co. Ltd. Class A	33,399	79
	Shenzhen Gas Corp. Ltd. Class A	71,700	79
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	79

27

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	West China Cement Ltd.	530,000	79
	Ningbo Zhoushan Port Co. Ltd. Class A	144,600	79
*	Markor International Home Furnishings Co. Ltd. Class A	104,000	79
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	107,600	79
*	Sinofibers Technology Co. Ltd. Class A	11,200	79
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	79
	China South City Holdings Ltd.	778,000	79
	Jiajiayue Group Co. Ltd. Class A	18,300	78
	Sansteel Minguang Co. Ltd. Fujian Class A	79,600	78
	Shanghai Electric Power Co. Ltd. Class A	73,300	78
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	78
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	51,800	78
*	Beijing Shougang Co. Ltd. Class A	142,500	78
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	33,400	78
	Beijing Tongrentang Co. Ltd. Class A	19,400	78
	Beijing Capital Development Co. Ltd. Class A	84,600	78
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	78
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	78
	Beijing SL Pharmaceutical Co. Ltd. Class A	46,500	77
	CSG Holding Co. Ltd. Class A	86,700	77
	Beibuwan Port Co. Ltd. Class A	51,700	77
	Eastern Communications Co. Ltd. Class B	175,800	77
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	28,900	77
	Leo Group Co. Ltd. Class A	162,800	77
	Shandong Hi-speed Co. Ltd. Class A	85,500	77
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	119,700	77
	Oceanwide Holdings Co. Ltd. Class A	125,400	77
	China Minmetals Rare Earth Co. Ltd. Class A	43,500	77
	Zhejiang Juhua Co. Ltd. Class A	76,900	77
*	Goldenmax International Technology Ltd. Class A	66,500	77
	CNOOC Energy Technology & Services Ltd. Class A	221,900	77
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	77
	SPIC Dongfang New Energy Corp. Class A	117,800	77
	Guangxi Guidong Electric Power Co. Ltd. Class A	135,000	77
	B-Soft Co. Ltd. Class A	39,200	77
	GD Power Development Co. Ltd. Class A	261,200	77
	Tongda Group Holdings Ltd.	1,400,293	76
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	5,400	76
*	Alpha Group Class A	79,000	76
*	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,600	76
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	76
*	Double Medical Technology Inc. Class A	5,500	76
*	Tongdao Liepin Group	30,600	75
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	75
	Hengdian Entertainment Co. Ltd. Class A	31,800	75
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	75
*	Ourpalm Co. Ltd. Class A	77,300	75
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	75
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	104,600	75
	Hubei Energy Group Co. Ltd. Class A	126,000	75
	Beijing Sinnet Technology Co. Ltd. Class A	26,100	75
	Rastar Group Class A	122,700	74
*	ZheJiang Dali Technology Co. Ltd. Class A	20,600	74
*	Hangzhou Dptech Technologies Co. Ltd. Class A	11,600	74
	Fujian Star-net Communication Co. Ltd. Class A	20,600	74
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	83,800	74
*	Gree Real Estate Co. Ltd. Class A	50,900	74
*	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	74
	Shanghai Yaoji Technology Co. Ltd. Class A	16,400	74
	Shenzhen Anche Technologies Co. Ltd. Class A	11,500	74
	Dian Diagnostics Group Co. Ltd. Class A	12,600	74
	Changsha Jingjia Microelectronics Co. Ltd. Class A	8,100	73
	China World Trade Center Co. Ltd. Class A	39,900	73
*	China Tianying Inc. Class A	112,100	73

28

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	73
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	73
	Westone Information Industry Inc. Class A	26,500	73
	Jinduicheng Molybdenum Co. Ltd. Class A	86,200	73
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	7,000	73
	Grandjoy Holdings Group Co. Ltd. Class A	107,100	73
	Anhui Expressway Co. Ltd. Class A	92,100	73
*	Fibocom Wireless Inc. Class A	8,300	73
	Sino-Platinum Metals Co. Ltd. Class A	22,800	73
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	97,100	73
	Red Star Macalline Group Corp. Ltd. Class A	52,250	73
*	Montnets Rongxin Technology Group Co. Ltd. Class A	31,300	73
	Blue Sail Medical Co. Ltd. Class A	20,400	73
*	State Grid Information & Communication Co. Ltd. Class A	27,900	73
	Wens Foodstuffs Group Co. Ltd.	25,560	73
	Hunan Aihua Group Co. Ltd. Class A	19,200	72
*	Edifier Technology Co. Ltd. Class A	29,474	72
	China Baoan Group Co. Ltd. Class A	63,600	72
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	72
	YanTai Shuangta Food Co. Ltd. Class A	32,900	72
	Beijing Watertek Information Technology Co. Ltd. Class A	80,700	72
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	29,500	72
	Sinolink Securities Co. Ltd. Class A	31,900	71
	Offshore Oil Engineering Co. Ltd. Class A	112,800	71
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	71
	Quectel Wireless Solutions Co. Ltd. Class A	2,600	71
	Bright Real Estate Group Co. Ltd. Class A	181,000	71
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	71
*	First Tractor Co. Ltd. Class H	184,000	71
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	71,800	71
	Consun Pharmaceutical Group Ltd.	178,000	70
*	Keshun Waterproof Technologies Co. Ltd. Class A	20,100	70
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	70
*	Harbin Electric Co. Ltd. Class H	246,000	70
	Bank of Zhengzhou Co. Ltd. Class A	128,150	70
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	70
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	51,400	70
	Bright Dairy & Food Co. Ltd. Class A	30,100	70
	Nanjing Securities Co. Ltd. Class A	37,300	70
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	19,800	70
*	Suzhou Anjie Technology Co. Ltd. Class A	23,400	70
*	Bear Electric Appliance Co. Ltd. Class A	4,000	69
	Shenergy Co. Ltd. Class A	88,900	69
	Xingda International Holdings Ltd.	269,000	69
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	69
	Hangjin Technology Co. Ltd. Class A	23,800	69
	Shanghai Haixin Group Co. Class B	210,800	69
	Wuxi Boton Technology Co. Ltd. Class A	21,400	69
^	JNBY Design Ltd.	63,000	69
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	68
	Shanghai Chinafortune Co. Ltd. Class A	25,900	68
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	68
	Tianjin Guangyu Development Co. Ltd. Class A	72,200	68
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	68
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	228,000	68
	Hainan Poly Pharm Co. Ltd.	10,725	68
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,000	68
	Jinyu Bio-Technology Co. Ltd. Class A	19,100	68
*	Anhui Honglu Steel Construction Group Co. Ltd. Class A	11,900	68
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	68
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	67
	5I5J Holding Group Co. Ltd. Class A	123,300	67
	Zhongjin Gold Corp. Ltd. Class A	48,000	67
	Guizhou Space Appliance Co. Ltd. Class A	9,800	67

29

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Qutoutiao Inc. ADR	30,953	67
	Henan Zhongyuan Expressway Co. Ltd. Class A	130,439	66
	Zhejiang Medicine Co. Ltd. Class A	31,000	66
[1]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	46,000	66
	Konka Group Co. Ltd. Class A	75,700	66
	YGSOFT Inc. Class A	53,300	66
*	CCOOP Group Co. Ltd. Class A	148,500	66
*	Xi'an Triangle Defense Co. Ltd. Class A	14,100	66
	China Molybdenum Co. Ltd. Class A	110,400	65
*	Beijing Ultrapower Software Co. Ltd. Class A	77,900	65
	Suning Universal Co. Ltd. Class A	142,700	65
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	65
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	157,600	64
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	53,100	64
*	Berry Genomics Co. Ltd. Class A	8,600	64
	Hangzhou Shunwang Technology Co. Ltd. Class A	25,800	64
	Weifu High-Technology Group Co. Ltd. Class B	34,600	64
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	64
	Guangzhou Baiyun International Airport Co. Ltd. Class A	33,900	64
	Beijing Thunisoft Corp. Ltd. Class A	18,200	64
	Shanghai AtHub Co. Ltd. Class A	6,100	64
	Xiamen International Airport Co. Ltd. Class A	24,200	63
	Metallurgical Corp. of China Ltd. Class A	162,900	63
	China Merchants Land Ltd.	432,000	63
	China Harmony Auto Holding Ltd.	159,000	63
*	Shanghai Wanye Enterprises Co. Ltd. Class A	24,500	62
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	160,200	62
	Concord New Energy Group Ltd.	1,160,000	61
	Jiangxi Bank Co. Ltd. Class H	144,000	61
	Yusys Technologies Co. Ltd. Class A	11,300	61
*	Gosuncn Technology Group Co. Ltd. Class A	84,200	61
*	Guangdong HEC Technology Holding Co. Ltd. Class A	71,200	61
*,1	Ascletis Pharma Inc.	167,000	60
	Guangshen Railway Co. Ltd. Class A	177,800	60
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	59,700	60
*	Zhongfu Information Inc. Class A	9,900	60
*	Focused Photonics Hangzhou Inc. Class A	29,600	60
	Jinyuan EP Co. Ltd. Class A	50,200	60
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	60
*	Guangdong Create Century Intelligent Equipment Corp. Ltd. Class A	49,700	60
	Sinofert Holdings Ltd.	668,000	60
	Bestsun Energy Co. Ltd. Class A	77,700	60
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	59
^,1	China Everbright Greentech Ltd.	149,000	59
	Shanghai Kinetic Medical Co. Ltd. Class A	20,900	59
	China National Accord Medicines Corp. Ltd. Class B	20,760	59
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	59
	RiseSun Real Estate Development Co. Ltd. Class A	56,200	59
*	CITIC Guoan Information Industry Co. Ltd. Class A	153,300	59
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	53,500	59
*	Tahoe Group Co. Ltd. Class A	104,500	59
*,^	CAR Inc.	183,117	59
	Venustech Group Inc. Class A	12,600	58
	Beijing Global Safety Technology Co. Ltd. Class A	10,500	58
*,§	Tianhe Chemicals Group Ltd.	383,088	58
	Shenzhen Airport Co. Ltd. Class A	48,400	58
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	57
	Huangshan Tourism Development Co. Ltd. Class B	77,426	57
*	Yunnan Tin Co. Ltd. Class A	42,400	57
	IReader Technology Co. Ltd. Class A	14,800	57
	Youzu Interactive Co. Ltd. Class A	24,100	57
	Genimous Technology Co. Ltd. Class A	64,200	56
*	Grand Baoxin Auto Group Ltd.	450,883	56
	Guangshen Railway Co. Ltd. Class H	336,000	56

30

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Anhui Expressway Co. Ltd. Class H	116,000	56
*	Monalisa Group Co. Ltd. Class A	12,415	56
	Wuxi Taiji Industry Co. Ltd. Class A	36,200	55
*	Ingenic Semiconductor Co. Ltd. Class A	5,200	55
	Dongfang Electric Corp. Ltd. Class A	34,300	54
	China High Speed Transmission Equipment Group Co. Ltd.	73,000	54
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	53
*	Shaanxi Construction Machinery Co. Ltd. Class A	22,200	53
	Taiji Computer Corp. Ltd. Class A	13,019	52
	Shengda Resources Co. Ltd. Class A	25,100	52
*	Doushen Beijing Education & Technology Inc. Class A	24,700	52
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	52
	Shanghai Jin Jiang Capital Co. Ltd. Class H	372,000	52
*	YaGuang Technology Group Co. Ltd. Class A	24,900	52
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	70,400	51
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	107,000	51
*,^	Sinopec Oilfield Service Corp. Class H	806,000	50
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	3,197	49
	Shenzhen Danbond Technology Co. Ltd. Class A	53,300	49
*	Guocheng Mining Co. Ltd.	30,854	49
*	Hanergy Thin Film Power Group Ltd.	1,810,000	49
	INESA Intelligent Tech Inc. Class B	98,400	48
	360 Security Technology Inc. Class A	19,798	47
	COSCO SHIPPING Development Co. Ltd. Class A	147,400	46
*	Chinadive Watersports Inc. Class A	5,200	46
	China TransInfo Technology Co. Ltd. Class A	13,400	45
	Zhejiang Hailiang Co. Ltd. Class A	36,000	42
	Tangshan Jidong Cement Co. Ltd. Class A	18,500	42
*	Shandong Xinchao Energy Corp. Ltd. Class A	176,100	41
*	GDS Holdings Ltd. Class A	3,931	41
	Western Securities Co. Ltd. Class A	29,000	40
	Hangzhou Silan Microelectronics Co. Ltd. Class A	17,300	39
	China Machinery Engineering Corp. Class H	200,000	39
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	38
*,§	National Agricultural Holdings Ltd.	246,000	38
	Bank of Jiangsu Co. Ltd. Class A	42,000	38
	Sinotrans Ltd. Class A	61,500	38
	Shanghai Industrial Urban Development Group Ltd.	395,200	37
	CPMC Holdings Ltd.	83,000	37
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	17,930	36
	Sichuan Expressway Co. Ltd. Class H	166,000	36
*	GCL System Integration Technology Co. Ltd. Class A	68,600	35
*	Visionox Technology Inc. Class A	17,998	35
	Qingling Motors Co. Ltd. Class H	194,000	35
*	Huazhu Group Ltd.	811	34
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	34
	Shandong Chenming Paper Holdings Ltd. Class B	101,100	34
	Guomai Technologies Inc. Class A	27,800	34
	Camel Group Co. Ltd. Class A	26,910	33
*,1	CGN New Energy Holdings Co. Ltd.	250,000	33
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	33
*	China Modern Dairy Holdings Ltd.	238,500	32
*,§	China Fiber Optic Network System Group Ltd.	348,000	31
*	Shang Gong Group Co. Ltd. Class B	83,900	31
	Wangsu Science & Technology Co. Ltd. Class A	26,600	31
	PCI-Suntek Technology Co. Ltd. Class A	23,100	31
	Shanghai Huayi Group Co. Ltd. Class B	63,200	31
	Tianjin Port Development Holdings Ltd.	450,000	30
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	30
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	29
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	29
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	27
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	27
*	Inspur International Ltd.	110,000	26

31

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Tian Di Science & Technology Co. Ltd. Class A	56,611	26
	Wasion Holdings Ltd.	108,000	25
	Beijing North Star Co. Ltd. Class H	118,000	24
	Wisdom Education International Holdings Co. Ltd.	72,000	23
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	23
	Central China Securities Co. Ltd. Class H	129,988	23
*,§	China ZhengTong Auto Services Holdings Ltd.	167,000	23
	Guorui Properties Ltd.	205,000	23
	Baosheng Science and Technology Innovation Co. Ltd. Class A	32,200	21
	Chongqing Water Group Co. Ltd. Class A	26,145	20
*	Kama Co. Ltd. Class B	50,500	19
	Dongjiang Environmental Co. Ltd. Class H	27,100	19
	Misho Ecology & Landscape Co. Ltd. Class A	16,400	19
*,§	CT Environmental Group Ltd.	424,000	19
*,1	Shimao Services Holdings Ltd.	8,614	18
	Luthai Textile Co. Ltd. Class B	35,800	18
*	Ruhnn Holding Ltd. ADR	7,080	17
	Ajisen China Holdings Ltd.	94,000	12
*,1	Haichang Ocean Park Holdings Ltd.	227,000	12
*	Goodbaby International Holdings Ltd.	79,464	10
*	KuangChi Science Ltd.	190,000	9
*	Honghua Group Ltd.	350,000	9
	Xiamen International Port Co. Ltd. Class H	102,000	8
*,§	China Lumena New Materials Corp.	11,900	8
*,§	Mingfa Group International Co. Ltd.	30,971	8
*	Phoenix Media Investment Holdings Ltd.	126,000	5
	Dawnrays Pharmaceutical Holdings Ltd.	44,000	5
*,1	China Metal Resources Utilization Ltd.	157,178	4
	361 Degrees International Ltd.	32,000	4
*,§	Real Nutriceutical Group Ltd.	143,000	4
*,§	Hua Han Health Industry Holdings Ltd.	214,708	3
	Tianjin Development Holdings Ltd.	6,000	1
*,§	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*,^,§	Midas Holdings Ltd.	223,900	—
*,^,§	China Huishan Dairy Holdings Co. Ltd.	822,401	—
*,§	Anxin-China Holdings Ltd.	312,000	—
			1,052,728
Colombia (0.0%)
	Bancolombia SA ADR	37,024	944
	Interconexion Electrica SA ESP	147,944	797
	Grupo Energia Bogota SA ESP	946,248	587
	Bancolombia SA	87,428	553
	Ecopetrol SA	971,880	450
	Grupo Aval Acciones y Valores Preference Shares	1,706,305	392
	Grupo de Inversiones Suramericana SA	75,133	390
	Ecopetrol SA ADR	31,110	288
	Grupo Argos SA	103,482	284
	Corp Financiera Colombiana SA	39,458	265
	Grupo de Inversiones Suramericana SA Preference Shares	46,730	202
	Cementos Argos SA	164,401	193
	Banco Davivienda SA Preference Shares	28,768	187
	Bancolombia SA Preference Shares	14,574	92
*	CEMEX Latam Holdings SA	68,341	57
			5,681
Czech Republic (0.0%)
	Cez AS	53,289	1,009
*	Komercni banka AS	24,994	507
[1]	Moneta Money Bank AS	180,939	411
	O2 Czech Republic AS	34,053	320
	Philip Morris CR AS	235	136
			2,383
Denmark (0.6%)
	Novo Nordisk A/S Class B	567,885	36,212

32

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Vestas Wind Systems A/S	69,332	11,895
	DSV Panalpina A/S	70,879	11,500
[1]	Orsted A/S	67,110	10,651
*	Genmab A/S	21,013	7,019
	Coloplast A/S Class B	47,170	6,898
	Novozymes A/S	73,500	4,420
	Carlsberg AS Class B	34,318	4,345
	Chr Hansen Holding A/S	36,360	3,669
	AP Moller - Maersk A/S Class B	2,253	3,611
	GN Store Nord A/S	46,575	3,353
*	Danske Bank A/S	235,350	3,137
	Pandora A/S	31,493	2,498
	AP Moller - Maersk A/S Class A	1,282	1,896
	Ambu A/S Class B	58,800	1,783
	Royal Unibrew A/S	18,176	1,772
	SimCorp A/S	14,496	1,729
	Tryg A/S	44,748	1,242
*	Demant A/S	38,584	1,218
*,1	Netcompany Group A/S	11,726	975
*	Iss A/S	67,283	874
	Ringkjoebing Landbobank A/S	10,594	807
	ROCKWOOL International A/S Class B	2,005	785
*	ALK-Abello A/S	2,242	750
	H Lundbeck A/S	21,958	619
*	Jyske Bank A/S	20,298	605
*	Bavarian Nordic A/S	21,473	569
	Topdanmark A/S	14,420	565
*	FLSmidth & Co. A/S	17,885	457
*	Zealand Pharma A/S	12,464	418
	Schouw & Co. A/S	4,587	400
*	Sydbank AS	19,827	339
*	Dfds A/S	8,824	330
[1]	Scandinavian Tobacco Group A/S	21,715	307
*	Nkt A/S	10,429	284
*	Spar Nord Bank A/S	27,208	234
*	Alm Brand A/S	18,659	213
*,^	Drilling Co. of 1972 A/S	7,206	136
	D/S Norden A/S	9,456	135
*	Nilfisk Holding A/S	9,210	126
*,§	OW Bunker A/S	3,210	—
			128,776
Egypt (0.0%)
	Commercial International Bank Egypt SAE	476,126	1,861
	Eastern Co. SAE	372,204	282
	Egypt Kuwait Holding Co. SAE	246,693	256
*	Egyptian Financial Group-Hermes Holding Co.	207,673	164
	ElSewedy Electric Co.	296,180	139
	Talaat Moustafa Group	292,136	113
	Telecom Egypt Co.	127,965	96
	Oriental Weavers	227,675	90
*	Pioneers Holding for Financial Investments SAE	243,648	58
	Heliopolis Housing	131,268	53
*	Palm Hills Developments SAE	548,521	46
	Six of October Development & Investment	53,887	41
	Medinet Nasr Housing	160,330	37
	Orascom Construction plc (XCAI)	3,826	17
*	Alexandria Mineral Oils Co.	89,194	14
			3,267
Finland (0.4%)
	Kone Oyj Class B	137,977	10,985
	Neste Oyj	148,912	7,766
*	Nordea Bank Abp (XSTO)	927,204	6,959
	Sampo Oyj Class A	179,645	6,779
*	Nokia Oyj	2,006,063	6,763

33

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	UPM-Kymmene Oyj	189,319	5,350
	Stora Enso Oyj	202,555	2,956
	Fortum Oyj	153,941	2,894
	Elisa Oyj	51,830	2,548
	Kesko Oyj Class B	94,306	2,420
*	Nordea Bank Abp (XHEL)	220,180	1,658
	Huhtamaki Oyj	33,446	1,634
	Orion Oyj Class B	36,705	1,571
	Metso Outotec Oyj	212,744	1,500
	Nokian Renkaat Oyj	47,309	1,454
	Wartsila OYJ Abp	171,635	1,364
*	Kojamo Oyj	64,121	1,322
	Valmet Oyj	45,579	1,088
	Konecranes Oyj Class A	24,438	769
	TietoEVRY Oyj (XHEL)	25,889	646
	Cargotec Oyj Class B	17,078	587
	Metsa Board Oyj	67,444	566
	Neles Oyj	37,005	495
	Kemira Oyj	30,367	375
	Sanoma Oyj	24,619	362
	Uponor Oyj	16,929	316
	Ahlstrom-Munksjo Oyj	14,154	296
	YIT Oyj	49,763	262
*,^	Outokumpu Oyj	95,736	239
^	Citycon Oyj	22,588	174
	TietoEVRY Oyj (XOSL)	5,682	141
*	Finnair Oyj	288,850	123
	Raisio Oyj	31,935	113
	Oriola Oyj	39,257	83
*	F-Secure Oyj	13,165	54
			72,612
France (2.4%)
	LVMH Moet Hennessy Louis Vuitton SE	87,903	41,205
	Sanofi	383,261	34,606
	Total SE	853,417	25,856
	Schneider Electric SE	185,011	22,480
	Kering SA	26,099	15,772
*	Airbus SE	196,702	14,392
*	BNP Paribas SA	383,706	13,382
	Vinci SA	164,549	12,997
*	EssilorLuxottica SA	103,617	12,793
*	Safran SA	114,086	12,034
	Pernod Ricard SA	73,140	11,783
	Danone SA	210,944	11,700
	Axa SA	681,633	10,947
	L'Oreal SA Loyalty Shares	32,554	10,521
	Hermes International	10,943	10,189
	L'Oreal SA	29,063	9,393
	Air Liquide SA Loyalty Shares	59,882	8,757
	Air Liquide SA	56,821	8,309
	Vivendi SA	284,367	8,208
	Dassault Systemes SE	46,873	7,992
	Orange SA	673,197	7,560
	L'Oreal Loyalty Shares 2021	22,683	7,331
	Legrand SA	94,415	6,989
	STMicroelectronics NV	225,463	6,878
	Air Liquide SA Loyalty Shares 2021	46,531	6,805
*	Cie de Saint-Gobain	172,773	6,730
	Cie Generale des Etablissements Michelin SCA	61,513	6,644
	Capgemini SE	55,593	6,419
	Teleperformance	20,738	6,225
	Edenred	86,486	4,031
*,1	Worldline SA	51,329	3,802
*	Societe Generale SA	274,941	3,736

34

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Peugeot SA	191,036	3,432
*	Eurofins Scientific SE	4,263	3,395
	Veolia Environnement SA	178,476	3,322
*	Credit Agricole SA	409,214	3,237
	Sartorius Stedim Biotech	8,447	3,204
*,^	Ingenico Group SA	22,273	3,202
	Carrefour SA	204,857	3,184
*	Alstom SA	68,819	3,075
*	Ubisoft Entertainment SA	32,859	2,903
*	Engie SA	221,923	2,684
	Publicis Groupe SA	76,586	2,661
	Valeo SA	84,208	2,547
	Bouygues SA	76,348	2,504
	Suez SA	132,609	2,428
*	Engie SA (XPAR)	197,531	2,389
	Thales SA	36,325	2,367
	Gecina SA	19,066	2,367
*	Atos SE	34,594	2,363
	Arkema SA	23,521	2,304
[1]	Euronext NV	21,738	2,263
	BioMerieux	15,072	2,244
*	Getlink SE	166,685	2,242
*	Bureau Veritas SA	100,988	2,214
*	Engie SA Loyalty Shares 2021	167,253	2,023
*	Eiffage SA	27,239	1,977
*	Accor SA	69,453	1,770
*	Orpea	17,592	1,757
*	Renault SA	62,464	1,547
	Remy Cointreau SA	8,747	1,477
*	Scor SE	56,885	1,381
*,1	Amundi SA	19,716	1,293
	Bollore SA	347,676	1,246
[1]	La Francaise des Jeux SAEM	30,667	1,150
	Ipsen SA	12,568	1,145
*	Rexel SA	106,639	1,123
	Rubis SCA	33,275	1,094
	Iliad SA	5,379	1,040
*	Faurecia SE	26,798	1,016
	Covivio	16,916	1,007
	Aeroports de Paris	10,216	1,000
*	Soitec	6,849	972
	SES SA Class A	120,981	966
*,^	Lagardere SCA	41,529	908
	Electricite de France SA	72,541	842
^	Klepierre SA	66,296	840
	Wendel SE	9,574	829
	Electricite de France SA Loyalty Shares	65,785	764
*	Alten SA	9,441	756
^	Gaztransport Et Technigaz SA	7,854	753
*	Elis SA (XPAR)	64,651	709
	TechnipFMC plc (XPAR)	128,157	707
*	Natixis SA	298,012	694
*,^	Korian SA	23,800	670
*	Dassault Aviation SA	795	665
	Sodexo SA	10,212	656
*	Spie SA	41,571	654
*	Eurazeo SE	14,152	644
	Eutelsat Communications SA	63,611	640
*	Sopra Steria Group	5,202	619
*	CNP Assurances	52,948	597
	SEB SA Loyalty Shares	3,616	588
	Sodexo SA ACT Loyalty Shares	8,920	573
	SEB SA (XPAR)	3,457	562
	Albioma SA Loyalty Shares 2021	11,548	538

35

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Icade	10,630	538
*	Nexans SA	9,800	476
	Societe BIC SA	9,488	454
*,^	Casino Guichard Perrachon SA	19,708	444
*	Electricite de France SA Loyalty Shares 2021	37,510	435
	Nexity SA	14,862	417
	Cie Plastic Omnium SA	17,774	404
*,1	Neoen SA	7,243	388
*	JCDecaux SA	24,215	374
	Ipsos	14,752	363
	Sodexo Loyalty Shares 2020	5,636	362
	SEB SA Loyalty Shares 2021	2,207	359
	Trigano SA	2,626	349
	Sodexo SA Loyalty Shares 2024	5,394	346
	Imerys SA	11,492	343
*	Virbac SA	1,332	310
	Robertet SA	277	307
[1]	Ald SA	26,531	286
*	Fnac Darty SA	6,138	264
*	Interparfums SA	5,611	255
*	Metropole Television SA	22,757	250
*	Rothschild & Co.	9,000	231
*	Television Francaise 1	36,880	217
*	Coface SA	26,926	210
*,^	Air France-KLM	63,986	210
*,1	Verallia SA	7,101	198
*,1	Maisons du Monde SA	14,100	189
*	Elis SA (XLON)	17,164	187
	Quadient SA	12,082	157
	Vilmorin & Cie SA	2,836	148
[1]	Elior Group SA	38,533	145
	TechnipFMC plc (XNYS)	26,228	145
*	Cgg SA	251,140	142
	Albioma ACT Loyalty Shares	2,987	139
	Vicat SA	4,456	137
	Ffp	1,670	133
	Pharmagest Inter@ctive	1,284	132
	Mercialys SA	23,678	113
*	Tarkett SA	9,079	110
*	Mersen SA	4,185	109
	Derichebourg SA	34,724	102
	Bonduelle SCA	4,520	97
	Beneteau SA	10,385	95
	Boiron SA	2,097	94
	Guerbet	2,723	92
	Carmila SA	11,845	92
	SEB SA	528	86
	Union Financiere de France BQE SA	3,905	84
*	Sodexo SA	1,212	78
*	Manitou BF SA	3,706	73
*	Eramet SA	2,680	71
	Lisi SA	4,123	67
*	Akka Technologies	3,418	62
*,1	X-Fab Silicon Foundries SE	14,653	55
	Jacquet Metals SA	4,253	49
*	DBV Technologies SA	15,207	44
*,^	Vallourec SA	2,634	37
	Akwel	1,885	34
*	GL Events	3,863	31
	Electricite de France	2,681	31
*,1	Smcp SA	7,781	30
*	Lisi	1,767	29
*,^,1	Europcar Mobility Group	40,122	26
*	Etablissements Maurel et Prom SA	6,895	10

36

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Bourbon Corp. Loyalty Shares 2022	100	—
*	CGG SA Warrants Exp. 02/21/2023	17,186	—
*,§	Bourbon Corp.	44	—
			491,434
Germany (2.3%)
	SAP SE	396,529	42,304
	Siemens AG	269,081	31,568
	Allianz SE	146,008	25,720
*	adidas AG	68,332	20,302
	Basf SE	322,389	17,654
	Deutsche Telekom AG	1,135,355	17,256
	Bayer AG	348,947	16,397
	Deutsche Post AG	343,634	15,236
	Daimler AG	285,620	14,763
	Infineon Technologies AG	458,904	12,777
	Vonovia SE	198,931	12,705
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	49,343	11,565
	Volkswagen AG Preference Shares	65,437	9,532
	Deutsche Boerse AG	64,635	9,524
	Rwe AG	224,898	8,323
	E.On SE	763,000	7,946
	Bayerische Motoren Werke AG	115,740	7,910
	Merck KGaA	45,988	6,812
*	Deutsche Bank AG	724,684	6,697
	Henkel AG & Co. KGaA Preference Shares	63,832	6,212
	Deutsche Wohnen SE	122,431	6,180
*,1	Delivery Hero SE	50,997	5,854
	Symrise AG Class A	45,024	5,552
	Fresenius Medical Care AG & Co. KGaA	71,617	5,469
*,1	Zalando SE	57,069	5,315
	Fresenius SE & Co. KGaA	142,421	5,283
	Sartorius AG Preference Shares	12,264	5,191
	Continental AG	39,132	4,158
*	Qiagen NV	77,348	3,673
	Beiersdorf AG	34,825	3,647
	Brenntag AG	55,860	3,570
	LEG Immobilien AG	24,506	3,312
	MTU Aero Engines AG	18,918	3,234
	Hannover Rueck SE	21,565	3,134
	Henkel AG & Co. KGaA	34,095	3,082
	HeidelbergCement AG	53,708	3,072
[1]	Covestro AG	63,065	3,010
[1]	Scout24 AG	36,634	2,956
*	Siemens Energy AG	133,470	2,922
	Porsche Automobil Holding SE Preference Shares	54,215	2,904
*	Puma SE	30,996	2,714
	Knorr-Bremse AG	23,166	2,683
*	HelloFresh SE	49,989	2,671
*,1	TeamViewer AG	50,942	2,245
[1]	Siemens Healthineers AG	49,051	2,106
	GEA Group AG	59,539	1,983
	KION Group AG	24,973	1,946
*	Aroundtown SA	394,737	1,893
*	Commerzbank AG	379,170	1,795
	Carl Zeiss Meditec AG	13,064	1,688
	Volkswagen AG	10,821	1,683
	Bechtle AG	9,722	1,669
	Evonik Industries AG	68,209	1,642
	Lanxess AG	31,123	1,579
	Nemetschek SE	19,497	1,412
	United Internet AG	38,276	1,342
	TAG Immobilien AG	42,896	1,264
*,^	Evotec SE	45,794	1,210
	Uniper SE	39,360	1,176

37

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	MorphoSys AG	11,521	1,174
	Rheinmetall AG	15,574	1,138
	Gerresheimer AG	10,865	1,092
*	CTS Eventim AG & Co. KGaA	21,943	973
	Fuchs Petrolub SE Preference Shares	18,654	960
*	Dialog Semiconductor plc	24,372	929
	Bayerische Motoren Werke AG Preference Shares	17,686	914
*,^	Deutsche Lufthansa AG	104,340	893
	Rational AG	1,169	877
	Grand City Properties SA	38,024	863
	Aurubis AG	12,958	829
	Freenet AG	45,216	801
	alstria office REIT-AG	62,565	797
*,^	thyssenkrupp AG	164,965	787
	Fuchs Petrolub Se	20,068	769
*	Hypoport SE	1,412	739
^	Encavis AG	37,299	731
	CompuGroup Medical SE & Co. KgaA	8,301	713
	Siltronic AG	7,462	706
*	Hella GmbH & Co. KGaA	15,665	684
	Software AG	17,305	621
*,^	Varta AG	4,914	618
*	Fielmann AG	8,138	616
	Telefonica Deutschland Holding AG	240,037	605
	Metro AG	61,764	605
*,^	Stroeer SE & Co. KGaA	8,314	601
*	ProSiebenSat.1 Media SE	53,725	600
*	OSRAM Licht AG	10,207	599
	Jungheinrich AG Preference Shares	16,227	590
*,1	ADLER Group SA	22,620	569
	Talanx AG	18,555	547
	Duerr AG	17,049	490
	Hochtief AG	6,657	490
	Hugo Boss AG	21,065	483
	Cancom SE	12,102	478
[1]	Befesa SA	11,299	465
	Stabilus SA	8,206	465
*	RTL Group SA	12,077	459
	Wacker Chemie AG	4,686	452
*,^	Fraport AG Frankfurt Airport Services Worldwide	12,437	450
	Jenoptik AG	18,037	445
	K&S AG	65,805	441
*,1	DWS Group GmbH & Co. KGaA	12,857	436
	Suedzucker AG	29,307	422
*	Rocket Internet SE NPV	19,287	417
*	Aixtron SE	35,309	398
	Pfeiffer Vacuum Technology AG	2,059	376
*	Zooplus AG	2,310	370
	STRATEC SE	2,469	362
	Norma Group SE	11,081	344
*,1	Shop Apotheke Europe NV	2,066	343
*	Aareal Bank AG	19,832	343
	1&1 Drillisch AG	16,080	339
	Patrizia AG	14,852	338
	Grenke AG	8,656	338
*,^	S&T AG	18,677	338
	Traton SE	16,708	325
	Sixt SE Preference Shares	6,669	316
*	Nordex SE	21,773	314
	KWS Saat SE & Co. KGaA	4,100	302
*	Sixt SE	3,725	281
*	Ceconomy AG	59,019	261
	New Work SE	985	257
	Hornbach Holding AG & Co. KGaA	2,609	251

38

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Krones AG	4,377	250
*,1	Deutsche Pfandbriefbank AG	39,937	244
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	241
	Dermapharm Holding SE	4,511	219
*	Deutz AG	42,585	219
*	Deutsche EuroShop AG	16,854	213
	BayWa AG	6,589	204
	Indus Holding AG	6,378	189
	DIC Asset AG	15,277	176
	Deutsche Beteiligungs AG	5,248	171
*	Salzgitter AG	11,432	166
^	Bilfinger SE	8,961	164
*	Washtec AG	3,585	159
	Wuestenrot & Wuerttembergische AG	9,451	157
	Schaeffler AG Preference Shares	25,418	155
*	SMA Solar Technology AG	3,151	136
	Hamburger Hafen und Logistik AG	8,088	136
*	Wacker Neuson SE	7,364	135
*	Vossloh AG	3,545	130
*	ElringKlinger AG	11,374	115
*	Kloeckner & Co. SE	19,462	109
*	Takkt AG	10,249	109
*	Koenig & Bauer AG	5,007	103
	TUI AG (XETR)	23,341	92
	CropEnergies AG	6,524	89
	TLG Immobilien AG	4,553	81
	Hornbach Baumarkt AG	1,352	53
*	Corestate Capital Holding SA	3,253	47
*	SGL Carbon SE	13,210	42
	Bertrandt AG	1,140	39
			458,294
Greece (0.0%)
	Hellenic Telecommunications Organization SA ADR	117,615	766
	Opap SA	64,589	523
	Jumbo SA	35,920	503
	Mytilineos SA	35,506	390
	Hellenic Telecommunications Organization SA	25,310	336
*	Eurobank Ergasias Services and Holdings SA	875,225	293
*	Public Power Corp. SA	45,298	254
*	Alpha Bank AE	450,992	229
*	National Bank of Greece SA	176,482	186
	Terna Energy SA	13,243	176
	Motor Oil Hellas Corinth Refineries SA	16,996	159
*	Ellaktor SA	89,428	140
*	LAMDA Development SA	22,404	132
	Hellenic Petroleum SA	24,209	119
	Viohalco SA	35,271	116
*	GEK Terna Holding Real Estate Construction SA	15,796	107
	Sarantis SA	9,960	98
*,§	FF Group	12,862	72
*	Piraeus Bank SA	93,220	72
	Athens Water Supply & Sewage Co. SA	8,644	67
	Holding Co. ADMIE IPTO SA	26,431	65
*	Fourlis Holdings SA	16,670	64
	Hellenic Exchanges SA	17,966	53
*	Aegean Airlines SA	12,797	40
			4,960
Hong Kong (0.9%)
	AIA Group Ltd.	4,268,382	40,623
	Hong Kong Exchanges & Clearing Ltd.	448,024	21,469
	Sun Hung Kai Properties Ltd.	501,982	6,461
	Techtronic Industries Co. Ltd.	446,000	6,007
	CK Hutchison Holdings Ltd.	950,891	5,743
	Link REIT	731,890	5,586

39

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	CLP Holdings Ltd.	580,580	5,350
	Hong Kong & China Gas Co. Ltd.	3,658,967	5,279
	Galaxy Entertainment Group Ltd.	756,000	4,996
	CK Asset Holdings Ltd.	948,427	4,404
	Hang Seng Bank Ltd.	251,451	3,874
	BOC Hong Kong Holdings Ltd.	1,277,200	3,547
	Jardine Matheson Holdings Ltd.	75,162	3,332
	Sands China Ltd.	845,200	2,966
	Power Assets Holdings Ltd.	492,000	2,534
	MTR Corp. Ltd.	510,326	2,529
[1]	WH Group Ltd.	3,097,684	2,440
*	New World Development Co. Ltd.	506,306	2,417
	Wharf Real Estate Investment Co. Ltd.	604,600	2,327
	Hang Lung Properties Ltd.	721,000	1,755
[1]	Budweiser Brewing Co. APAC Ltd.	591,300	1,744
	Lenovo Group Ltd.	2,650,000	1,664
	Xinyi Glass Holdings Ltd.	736,000	1,616
	Henderson Land Development Co. Ltd.	452,896	1,600
	Hongkong Land Holdings Ltd.	416,200	1,528
	Jardine Strategic Holdings Ltd.	65,995	1,429
	Want Want China Holdings Ltd.	2,073,467	1,373
^	Sino Land Co. Ltd.	1,152,279	1,366
*,1	ESR Cayman Ltd.	446,218	1,348
	AAC Technologies Holdings Inc.	240,500	1,264
	Tingyi Cayman Islands Holding Corp.	684,000	1,252
	Vitasoy International Holdings Ltd.	276,332	1,118
	Wharf Holdings Ltd.	538,600	1,115
	Minth Group Ltd.	268,000	1,109
	CK Infrastructure Holdings Ltd.	230,000	1,085
	ASM Pacific Technology Ltd.	107,422	1,083
	Swire Properties Ltd.	363,846	976
	PCCW Ltd.	1,556,000	936
	Sun Art Retail Group Ltd.	810,579	878
	Bank of East Asia Ltd.	447,072	807
	Chow Tai Fook Jewellery Group Ltd.	609,000	778
*	Prada SpA	190,400	754
	Swire Pacific Ltd. Class A	163,642	746
*	Wynn Macau Ltd.	535,200	739
	Hysan Development Co. Ltd.	226,000	720
	SJM Holdings Ltd.	656,000	681
	Man Wah Holdings Ltd.	469,200	655
	Hang Lung Group Ltd.	291,000	646
	SITC International Holdings Co. Ltd.	416,000	643
	Microport Scientific Corp.	172,852	611
*,1	JS Global Lifestyle Co. Ltd.	313,500	564
	NagaCorp Ltd.	518,000	536
	Kerry Properties Ltd.	210,500	516
[1]	BOC Aviation Ltd.	79,100	490
	Yue Yuen Industrial Holdings Ltd.	271,000	441
*,1	Samsonite International SA	421,196	430
	HKBN Ltd.	247,189	428
	Lee & Man Paper Manufacturing Ltd.	549,000	416
	Uni-President China Holdings Ltd.	468,800	406
	NWS Holdings Ltd.	462,500	406
	Dairy Farm International Holdings Ltd.	107,700	406
	Melco International Development Ltd.	245,000	398
	Kerry Logistics Network Ltd.	185,500	387
	Fortune REIT	433,923	362
*,1	Razer Inc.	1,149,000	345
	VTech Holdings Ltd.	51,800	344
	United Energy Group Ltd.	2,486,000	338
^	MGM China Holdings Ltd.	239,600	316
	IGG Inc.	288,000	312
	Luk Fook Holdings International Ltd.	126,000	308

40

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Swire Pacific Ltd. Class B	370,000	301
	Champion REIT	608,000	295
	First Pacific Co. Ltd.	901,200	280
*	Shangri-La Asia Ltd.	331,519	261
*	Glory Sun Financial Group Ltd.	5,420,000	259
*	Cathay Pacific Airways Ltd.	373,090	254
	L'Occitane International SA	138,250	253
	Cafe de Coral Holdings Ltd.	116,000	240
*	Hong Kong Television Network Ltd.	160,000	238
	K Wah International Holdings Ltd.	490,000	233
^	Huabao International Holdings Ltd.	256,000	232
	Johnson Electric Holdings Ltd.	110,250	228
	Haitong International Securities Group Ltd.	988,038	225
	Nexteer Automotive Group Ltd.	269,000	225
	Pacific Basin Shipping Ltd.	1,483,000	217
	Vinda International Holdings Ltd.	79,599	211
	CITIC Telecom International Holdings Ltd.	649,500	206
	Shun Tak Holdings Ltd.	604,000	177
	Sunlight REIT	410,000	177
*,1	AsiaInfo Technologies Ltd.	124,800	172
*,^	MMG Ltd.	690,117	164
*	Leyou Technologies Holdings Ltd.	365,000	154
*	Pou Sheng International Holdings Ltd.	672,000	154
	United Laboratories International Holdings Ltd.	178,000	153
	Towngas China Co. Ltd.	332,000	151
	Shui On Land Ltd.	1,104,500	146
^,1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	145
	Pacific Textiles Holdings Ltd.	254,000	145
	Road King Infrastructure Ltd.	120,000	143
*	Lifestyle International Holdings Ltd.	179,000	141
	Stella International Holdings Ltd.	136,500	140
	Dah Sing Financial Holdings Ltd.	55,744	139
	Value Partners Group Ltd.	313,000	137
	Prosperity REIT	471,000	134
	Asia Cement China Holdings Corp.	142,500	131
*	Cosmopolitan International Holdings Ltd.	732,000	131
	SUNeVision Holdings Ltd.	147,000	129
	Canvest Environmental Protection Group Co. Ltd.	291,000	124
	Far East Consortium International Ltd.	401,000	119
*,§	Superb Summit International Group Ltd.	620,000	117
*	China Travel International Investment Hong Kong Ltd.	864,000	111
	Guotai Junan International Holdings Ltd.	860,000	110
*,^	FIH Mobile Ltd.	1,002,000	110
*,^,1	FIT Hon Teng Ltd.	279,000	109
*	Apollo Future Mobility Group Ltd.	1,824,000	101
	VSTECS Holdings Ltd.	158,000	99
	Dah Sing Banking Group Ltd.	113,537	98
*,^	Esprit Holdings Ltd.	900,346	93
*,1	VPower Group International Holdings Ltd.	259,000	93
	SmarTone Telecommunications Holdings Ltd.	172,000	93
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	89
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	85
*,1	Frontage Holdings Corp.	186,000	82
	Television Broadcasts Ltd.	98,900	79
*,§	Town Health International Medical Group Ltd.	870,000	77
[1]	Crystal International Group Ltd.	275,500	76
	Dynam Japan Holdings Co. Ltd.	72,400	74
	Chinese Estates Holdings Ltd.	147,000	74
*	C-Mer Eye Care Holdings Ltd.	108,000	73
*	China LNG Group Ltd.	870,000	70
*,§	Convoy Global Holdings Ltd.	3,102,000	67
*	Suncity Group Holdings Ltd.	670,000	66
*	New World Department Store China Ltd.	435,000	66
*,^	SA Sa International Holdings Ltd.	455,995	65

41

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Sun Hung Kai & Co. Ltd.	165,000	64
	Texhong Textile Group Ltd.	79,500	61
*	Oshidori International Holdings Ltd.	631,800	57
	Giordano International Ltd.	354,000	56
	Chow Sang Sang Holdings International Ltd.	46,000	50
*	CITIC Resources Holdings Ltd.	1,238,000	49
	Texwinca Holdings Ltd.	292,000	44
[1]	IMAX China Holding Inc.	27,100	44
*	Truly International Holdings Ltd.	360,000	41
*	Digital Domain Holdings Ltd.	6,410,000	38
*	G-Resources Group Ltd.	6,057,600	28
*	Macau Legend Development Ltd.	186,000	25
	Shenwan Hongyuan HK Ltd.	225,000	25
*	GCL New Energy Holdings Ltd.	1,670,000	25
	Singamas Container Holdings Ltd.	548,000	23
*,§	Long Well International Holdings Ltd.	1,348,000	21
*,§	Camsing International Holding Ltd.	130,000	19
*	NewOcean Energy Holdings Ltd.	162,000	14
*	Landing International Development Ltd.	439,700	12
*,§	Brightoil Petroleum Holdings Ltd.	426,340	11
*	Lifestyle China Group Ltd.	81,500	11
*	Emperor Capital Group Ltd.	654,000	10
*	Emperor Watch & Jewellery Ltd.	680,000	8
*,§	Agritrade Resources Ltd.	735,000	8
*,§	Tech Pro Technology Development Ltd.	833,600	7
*	China Animal Health Ltd.	84,000	6
	NOVA Group Holdings Ltd. Class A	50,000	1
*,§	Legend Holdings Corp. Rights	8,684	—
*	Jiayuan International Group Ltd. Rights	6,682	—
			184,351
Hungary (0.0%)
*	OTP Bank Nyrt	81,434	2,540
	Richter Gedeon Nyrt	48,919	999
*	MOL Hungarian Oil & Gas plc	150,192	729
	Magyar Telekom Telecommunications plc	106,612	118
*	Opus Global Nyrt	85,838	55
			4,441
India (1.2%)
[1]	Reliance Industries Ltd. GDR	298,405	16,436
	Housing Development Finance Corp. Ltd.	615,389	15,965
	Reliance Industries Ltd.	499,397	13,846
	Tata Consultancy Services Ltd.	335,694	12,099
	Infosys Ltd.	651,966	9,341
	Infosys Ltd. ADR	646,513	9,226
	Hindustan Unilever Ltd.	316,605	8,852
*	Axis Bank Ltd.	796,534	5,280
	HCL Technologies Ltd.	399,286	4,543
	Maruti Suzuki India Ltd.	43,509	4,087
	Bharti Airtel Ltd.	602,463	3,523
	Asian Paints Ltd.	114,873	3,426
	Bajaj Finance Ltd.	67,585	3,015
*	ICICI Bank Ltd.	542,595	2,854
	UltraTech Cement Ltd.	41,349	2,550
	Sun Pharmaceutical Industries Ltd.	397,012	2,493
	ITC Ltd.	1,059,590	2,368
	Dr Reddy's Laboratories Ltd.	33,118	2,182
	Nestle India Ltd.	9,205	2,130
	Tech Mahindra Ltd.	174,262	1,919
*,1	HDFC Life Insurance Co. Ltd.	239,988	1,909
	Mahindra & Mahindra Ltd.	233,212	1,867
	Larsen & Toubro Ltd.	148,674	1,863
	Titan Co. Ltd.	117,897	1,856
	Bharat Petroleum Corp. Ltd.	365,427	1,747

42

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,1	Avenue Supermarts Ltd.	52,552	1,589
*	Adani Green Energy Ltd.	137,075	1,583
	Power Grid Corp. of India Ltd.	680,147	1,569
	JSW Steel Ltd.	352,180	1,471
	Divi's Laboratories Ltd.	33,916	1,437
*	State Bank of India GDR	55,035	1,397
	Cipla Ltd.	137,050	1,394
	Hero MotoCorp Ltd.	35,802	1,351
	Adani Ports & Special Economic Zone Ltd.	268,428	1,302
*,1	SBI Life Insurance Co. Ltd.	124,792	1,295
	Eicher Motors Ltd.	45,390	1,277
	Dabur India Ltd.	181,560	1,253
	Grasim Industries Ltd.	119,302	1,253
	Info Edge India Ltd.	25,535	1,222
	NTPC Ltd.	1,018,661	1,204
	Britannia Industries Ltd.	25,526	1,195
*,1	ICICI Lombard General Insurance Co. Ltd.	71,647	1,194
	Godrej Consumer Products Ltd.	130,325	1,171
	Bajaj Auto Ltd.	29,183	1,137
	UPL Ltd.	181,207	1,107
*,1	Bandhan Bank Ltd.	275,872	1,073
	Bajaj Finserv Ltd.	14,093	1,059
	Apollo Hospitals Enterprise Ltd.	33,908	969
	Aurobindo Pharma Ltd.	92,172	961
	Oil & Natural Gas Corp. Ltd.	1,067,871	935
	Wipro Ltd.	203,506	933
	Lupin Ltd.	75,232	923
	Shree Cement Ltd.	3,125	915
	Tata Consumer Products Ltd.	137,367	913
	Pidilite Industries Ltd.	41,877	887
	Ambuja Cements Ltd.	242,595	849
	Havells India Ltd.	84,883	833
	Hindalco Industries Ltd.	358,718	828
	Bharti Infratel Ltd.	322,528	807
	Indian Oil Corp. Ltd.	729,208	783
	Marico Ltd.	159,481	768
	Tata Steel Ltd.	136,997	761
	Zee Entertainment Enterprises Ltd.	299,569	759
	Coal India Ltd.	488,859	752
	Vedanta Ltd.	558,328	722
*	Biocon Ltd.	130,196	709
	Jubilant Foodworks Ltd.	23,679	694
*	United Spirits Ltd.	101,437	690
	Piramal Enterprises Ltd.	40,453	688
	Berger Paints India Ltd.	80,001	672
	PI Industries Ltd.	22,514	667
	Ipca Laboratories Ltd.	20,681	645
	Indraprastha Gas Ltd.	117,921	640
*	Tata Motors Ltd.	356,773	634
	Muthoot Finance Ltd.	37,739	627
[1]	Larsen & Toubro Infotech Ltd.	15,166	598
*	Crompton Greaves Consumer Electricals Ltd.	147,976	598
	Shriram Transport Finance Co. Ltd.	62,583	585
*,1	InterGlobe Aviation Ltd.	32,904	581
	Petronet LNG Ltd.	183,076	570
	Torrent Pharmaceuticals Ltd.	16,278	564
	Embassy Office Parks REIT	119,000	553
*,1	ICICI Prudential Life Insurance Co. Ltd.	99,704	542
*,1	AU Small Finance Bank Ltd.	51,472	539
*	SBI Cards & Payment Services Ltd.	48,038	518
	Balkrishna Industries Ltd.	28,357	515
[1]	HDFC Asset Management Co. Ltd.	16,818	510
	Cadila Healthcare Ltd.	90,510	510
	Colgate-Palmolive India Ltd.	24,743	506

43

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hindustan Petroleum Corp. Ltd.	198,203	502
	Mphasis Ltd.	26,879	501
	GAIL India Ltd.	416,740	476
	Motherson Sumi Systems Ltd.	333,973	475
*	Atul Ltd.	5,766	467
	MRF Ltd.	525	462
	Siemens Ltd.	27,006	462
[1]	Laurus Labs Ltd.	102,040	439
	Container Corp. Of India Ltd.	81,484	429
	Voltas Ltd.	45,028	428
	Page Industries Ltd.	1,580	428
	DLF Ltd.	197,457	421
	Adani Enterprises Ltd.	91,233	419
*	Jindal Steel & Power Ltd.	161,285	418
[1]	Dr Lal PathLabs Ltd.	13,127	407
	Natco Pharma Ltd.	33,078	402
	Bosch Ltd.	2,548	398
	Oracle Financial Services Software Ltd.	9,311	395
	Escorts Ltd.	24,205	392
*	IDFC Bank	942,470	388
	Ashok Leyland Ltd.	364,793	388
*	Mahindra & Mahindra Financial Services Ltd.	229,981	379
	Bharat Forge Ltd.	62,280	379
*	Dixon Technologies India Ltd.	3,013	378
*	Tata Elxsi Ltd.	17,845	370
	Navin Fluorine International Ltd.	12,037	364
	Pfizer Ltd.	5,399	363
	Mindtree Ltd.	19,869	357
*	Federal Bank Ltd.	519,946	353
[1]	RBL Bank Ltd.	149,852	352
	LIC Housing Finance Ltd.	91,850	350
*	Godrej Properties Ltd.	24,303	339
	ACC Ltd.	15,091	335
	REC Ltd.	241,719	335
*	Max Financial Services Ltd.	41,572	331
*	Fortis Healthcare Ltd.	192,818	327
*	Vodafone Idea Ltd.	2,755,378	325
	Granules India Ltd.	62,770	325
	Manappuram Finance Ltd.	154,066	323
	Glenmark Pharmaceuticals Ltd.	49,986	320
	Kansai Nerolac Paints Ltd.	45,268	314
	Whirlpool of India Ltd.	10,912	312
	Tata Communications Ltd.	24,798	312
	Supreme Industries Ltd.	15,903	310
	Alkem Laboratories Ltd.	8,685	309
	Cholamandalam Investment and Finance Co. Ltd.	83,289	307
	Power Finance Corp. Ltd.	260,225	306
*,1	Syngene International Ltd.	41,990	303
	GlaxoSmithKline Pharmaceuticals Ltd.	15,254	301
	Bharat Electronics Ltd.	253,783	297
	Bajaj Holdings & Investment Ltd.	9,560	297
	Sanofi India Ltd.	2,753	297
	Coromandel International Ltd.	30,238	296
	United Breweries Ltd.	23,649	295
*	Rajesh Exports Ltd.	46,732	291
	AIA Engineering Ltd.	12,648	290
	NMDC Ltd.	253,899	282
	Gillette India Ltd.	3,935	281
	Adani Gas Ltd.	93,253	278
*	Tata Motors Ltd. Class A	350,021	262
	Sundaram Finance Ltd.	13,338	261
	Bayer CropScience Ltd.	3,535	260
	Aarti Industries Ltd.	18,707	252
	Emami Ltd.	51,527	251

44

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Castrol India Ltd.	158,847	244
	City Union Bank Ltd.	121,977	243
	Gujarat Gas Ltd.	60,218	241
	SRF Ltd.	4,045	241
*	Deepak Nitrite Ltd.	24,038	241
	ABB India Ltd.	19,787	238
	Alembic Pharmaceuticals Ltd.	18,294	238
	JB Chemicals & Pharmaceuticals Ltd.	17,084	232
	Indian Hotels Co. Ltd.	180,284	232
*,1	Metropolis Healthcare Ltd.	8,691	231
	Tata Power Co. Ltd.	326,317	230
	NHPC Ltd.	856,556	230
	Jubilant Life Sciences Ltd.	23,147	227
	Torrent Power Ltd.	52,164	220
	Indiabulls Housing Finance Ltd.	114,214	216
	TVS Motor Co. Ltd.	35,146	215
	Kajaria Ceramics Ltd.	27,979	215
*	APL Apollo Tubes Ltd.	5,020	213
*	Bank of Baroda	377,709	212
	Ajanta Pharma Ltd.	9,969	211
*,1	Quess Corp. Ltd.	37,927	210
*	State Bank of India	81,983	209
*	Oberoi Realty Ltd.	34,884	208
	Ramco Cements Ltd.	19,370	208
	Birlasoft Ltd.	83,079	201
	Can Fin Homes Ltd.	32,421	200
	Persistent Systems Ltd.	12,575	197
	Varun Beverages Ltd.	22,253	196
	Dalmia Bharat Ltd.	16,928	192
	Infibeam Avenues Ltd.	169,738	192
*	3M India Ltd.	754	190
*	GMR Infrastructure Ltd.	599,649	189
*	Phoenix Mills Ltd.	24,155	188
	Astral Poly Technik Ltd.	12,371	187
	Bata India Ltd.	10,459	186
	Coforge Ltd.	6,173	184
*	Amber Enterprises India Ltd.	6,185	182
	KEC International Ltd.	41,153	180
	Redington India Ltd.	101,779	178
	Sun TV Network Ltd.	31,281	178
	Hindustan Zinc Ltd.	64,711	178
	Blue Star Ltd.	20,712	175
[1]	L&T Technology Services Ltd.	7,735	174
	Strides Pharma Science Ltd.	18,473	172
[1]	Godrej Agrovet Ltd.	24,636	171
[1]	Nippon Life India Asset Management Ltd.	46,479	170
*	Godrej Industries Ltd.	34,381	170
	JK Cement Ltd.	6,641	166
	Suven Pharmaceuticals Ltd.	38,922	165
*	AstraZeneca Pharma India Ltd.	2,814	163
	Exide Industries Ltd.	73,073	157
	TTK Prestige Ltd.	2,023	156
	CESC Ltd.	20,476	156
	L&T Finance Holdings Ltd.	177,041	154
	PVR Ltd.	10,331	149
	Relaxo Footwears Ltd.	16,502	147
*	Aditya Birla Capital Ltd.	166,880	146
*	Schaeffler India Ltd.	2,867	146
[1]	ICICI Securities Ltd.	23,274	145
	Mahanagar Gas Ltd.	13,229	145
*	Adani Power Ltd.	300,870	145
	Sundram Fasteners Ltd.	24,845	143
	CRISIL Ltd.	5,099	142
*	V-Mart Retail Ltd.	5,403	141

45

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Tube Investments of India Ltd.	15,922	141
*	Aditya Birla Fashion and Retail Ltd.	67,561	140
	Cummins India Ltd.	23,634	138
	Apollo Tyres Ltd.	71,220	134
	Dhani Services Ltd.	48,952	130
*,1	PNB Housing Finance Ltd.	27,056	129
*	Aavas Financiers Ltd.	6,655	128
*	Just Dial Ltd.	14,505	128
	Vinati Organics Ltd.	7,740	126
	Aegis Logistics Ltd.	45,022	126
*	Steel Authority of India Ltd.	268,026	125
	Sumitomo Chemical India Ltd.	34,549	124
*	TeamLease Services Ltd.	4,127	124
	Indian Railway Catering & Tourism Corp. Ltd.	6,837	121
	Gujarat State Petronet Ltd.	45,862	119
*	Punjab National Bank	329,505	119
[1]	Endurance Technologies Ltd.	8,208	117
	JSW Energy Ltd.	144,094	117
	Amara Raja Batteries Ltd.	11,187	116
	Gujarat Pipavav Port Ltd.	96,665	115
*	Bank of India	217,534	113
	Prestige Estates Projects Ltd.	32,922	111
	Oil India Ltd.	93,482	108
	Motilal Oswal Financial Services Ltd.	14,216	108
	Minda Industries Ltd.	24,329	105
*	Procter & Gamble Health Ltd.	1,511	105
	Thermax Ltd.	10,151	104
	Polycab India Ltd.	8,364	104
	Bombay Burmah Trading Co.	6,145	100
	Balrampur Chini Mills Ltd.	46,302	100
*	Canara Bank	83,795	97
	KRBL Ltd.	28,058	97
	Ceat Ltd.	6,232	92
*	Edelweiss Financial Services Ltd.	121,410	91
	Radico Khaitan Ltd.	15,140	89
*	Union Bank of India	270,719	88
*	Orient Electric Ltd.	30,512	85
*	Bharat Heavy Electricals Ltd.	226,638	85
*	Yes Bank Ltd.	509,982	85
	Welspun India Ltd.	88,190	83
*	Karnataka Bank Ltd.	140,736	81
	Symphony Ltd.	7,065	81
	V-Guard Industries Ltd.	34,743	80
	Gateway Distriparks Ltd.	64,049	79
	Avanti Feeds Ltd.	12,114	79
*	Kaveri Seed Co. Ltd.	11,057	76
	IDFC Ltd.	183,137	75
	IRB Infrastructure Developers Ltd.	48,800	75
*	Karur Vysya Bank Ltd.	167,704	73
*	Hindustan Construction Co. Ltd.	1,097,646	73
*	South Indian Bank Ltd.	829,833	72
	Chambal Fertilizers and Chemicals Ltd.	32,741	72
*	EID Parry India Ltd.	19,195	71
*	Sun Pharma Advanced Research Co. Ltd.	32,065	71
*	Timken India Ltd.	4,667	68
	DCM Shriram Ltd.	14,632	67
	Great Eastern Shipping Co. Ltd.	22,059	67
*	IFCI Ltd.	842,125	66
	Engineers India Ltd.	72,287	63
*	Future Retail Ltd.	65,433	63
*	DCB Bank Ltd.	60,028	62
	Multi Commodity Exchange of India Ltd.	2,593	59
	Sterlite Technologies Ltd.	29,075	58
	Vakrangee Ltd.	149,459	57

46

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	NCC Ltd.	124,641	57
	Rallis India Ltd.	16,561	55
	JM Financial Ltd.	51,633	55
*	TV18 Broadcast Ltd.	137,341	53
*	EIH Ltd.	52,125	53
	Welspun Corp. Ltd.	36,272	53
	National Aluminium Co. Ltd.	123,013	50
	Jindal Saw Ltd.	61,019	50
	PTC India Ltd.	76,646	49
	Finolex Cables Ltd.	12,707	47
*	Suzlon Energy Ltd.	946,139	47
	eClerx Services Ltd.	4,918	46
	Sobha Ltd.	11,615	46
*	NBCC India Ltd.	145,348	45
	Rain Industries Ltd.	30,380	43
	Bajaj Consumer Care Ltd.	16,912	43
	Graphite India Ltd.	17,663	42
	HEG Ltd.	4,603	42
[1]	Dilip Buildcon Ltd.	9,318	41
	India Cements Ltd.	24,791	40
	GE Power India Ltd.	13,473	37
	Care Ratings Ltd.	8,295	33
	Cholamandalam Financial Holdings Ltd.	6,233	33
*	Mahindra CIE Automotive Ltd.	17,526	33
	Century Textiles & Industries Ltd.	7,450	31
*	Raymond Ltd.	8,316	31
*	Wockhardt Ltd.	5,121	20
*	Indiabulls Real Estate Ltd.	28,788	18
*	Mangalore Refinery & Petrochemicals Ltd.	45,416	18
*	Hemisphere Properties India Ltd.	17,873	16
*	Future Consumer Ltd.	143,258	14
*	Central Bank of India	79,029	12
*,§	Amtek Auto Ltd.	7,896	—
			235,838
Indonesia (0.2%)
	Bank Central Asia Tbk PT	3,442,104	6,773
	Bank Rakyat Indonesia Persero Tbk PT	18,924,290	4,284
	Telekomunikasi Indonesia Persero Tbk PT	16,662,640	2,950
	Astra International Tbk PT	7,194,830	2,627
	Bank Mandiri Persero Tbk PT	6,729,832	2,621
	Unilever Indonesia Tbk PT	2,123,200	1,127
	Charoen Pokphand Indonesia Tbk PT	2,727,000	1,074
	Bank Negara Indonesia Persero Tbk PT	2,766,230	880
	United Tractors Tbk PT	560,260	800
	Semen Indonesia Persero Tbk PT	1,111,700	720
	Indofood Sukses Makmur Tbk PT	1,490,900	706
	Kalbe Farma Tbk PT	6,620,500	687
	Sarana Menara Nusantara Tbk PT	8,893,600	596
	Indah Kiat Pulp & Paper Corp. Tbk PT	893,400	547
	Indofood CBP Sukses Makmur Tbk PT	787,900	518
*	Gudang Garam Tbk PT	185,500	517
*	Barito Pacific Tbk PT	6,533,500	396
	Indocement Tunggal Prakarsa Tbk PT	467,900	386
*	Mitra Keluarga Karyasehat Tbk PT	1,955,700	350
	Tower Bersama Infrastructure Tbk PT	3,338,000	338
	Adaro Energy Tbk PT	3,993,500	303
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	286
	Ciputra Development Tbk PT	5,047,430	278
	Ace Hardware Indonesia Tbk PT	2,595,300	277
	Perusahaan Gas Negara Tbk PT	3,567,300	256
*	Vale Indonesia Tbk PT	924,200	253
*	Pakuwon Jati Tbk PT	7,083,400	198
	Bank BTPN Syariah Tbk PT	728,600	182
	Aneka Tambang Tbk PT	2,541,300	181

47

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Surya Citra Media Tbk PT	1,789,200	179
*	Summarecon Agung Tbk PT	4,045,500	178
*	Lippo Karawaci Tbk PT	19,524,292	177
	Pabrik Kertas Tjiwi Kimia Tbk PT	430,000	176
*	Bumi Serpong Damai Tbk PT	2,801,100	167
	Bukit Asam Tbk PT	1,246,200	163
	Jasa Marga Persero Tbk PT	677,017	163
	XL Axiata Tbk PT	1,192,400	163
	Japfa Comfeed Indonesia Tbk PT	2,204,700	159
	Bank Tabungan Negara Persero Tbk PT	1,289,700	120
	AKR Corporindo Tbk PT	616,900	112
*	Mitra Adiperkasa Tbk PT	2,405,000	106
*	Medco Energi Internasional Tbk PT	3,935,581	101
*	Media Nusantara Citra Tbk PT	1,784,200	100
	Wijaya Karya Persero Tbk PT	1,149,145	93
	Indo Tambangraya Megah Tbk PT	142,300	78
*	Timah Tbk PT	1,216,300	67
	Waskita Karya Persero Tbk PT	1,299,774	65
*	Matahari Department Store Tbk PT	925,000	62
	Astra Agro Lestari Tbk PT	82,055	60
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	59
*	Smartfren Telecom Tbk PT	12,110,400	57
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	48
	Ramayana Lestari Sentosa Tbk PT	1,190,900	46
*	Siloam International Hospitals Tbk PT	120,783	41
*	Sentul City Tbk PT	10,439,876	36
*	Panin Financial Tbk PT	2,747,500	35
*,§	Trada Alam Minera Tbk PT	10,114,628	35
	PP Persero Tbk PT	528,300	32
	Bank Danamon Indonesia Tbk PT	189,500	31
*	Alam Sutera Realty Tbk PT	2,990,900	31
*	Kresna Graha Investama Tbk PT	4,091,300	24
*	Global Mediacom Tbk PT	1,211,000	19
*	Bank Pan Indonesia Tbk PT	349,500	18
	Surya Semesta Internusa Tbk PT	487,300	16
*	Eagle High Plantations Tbk PT	2,054,500	13
*	Totalindo Eka Persada Tbk PT	1,355,400	5
			34,146
Ireland (0.1%)
	Kerry Group plc Class A	55,027	6,587
*	Kingspan Group plc	54,314	4,740
*	ICON plc	18,706	3,373
*	Bank of Ireland Group plc	303,363	753
	Glanbia plc	67,035	638
*	AIB Group plc	271,052	306
	Hibernia REIT plc	228,817	277
*	C&C Group plc	116,065	243
*	Cairn Homes plc	205,327	188
*	Irish Continental Group plc	49,543	182
*	Dalata Hotel Group plc	55,774	157
	CRH plc (XDUB)	2,038	71
*,§	Irish Bank Resolution Corp. Ltd.	14,385	—
			17,515
Israel (0.1%)
*	Nice Ltd.	22,174	5,043
*	Teva Pharmaceutical Industries Ltd.	357,686	3,096
	Bank Leumi Le-Israel BM	529,634	2,496
*	Bank Hapoalim BM	400,694	2,339
	Israel Discount Bank Ltd. Class A	426,978	1,195
	Elbit Systems Ltd.	9,011	1,015
	Mizrahi Tefahot Bank Ltd.	44,872	875
	ICL Group Ltd.	233,390	847
*	Bezeq The Israeli Telecommunication Corp. Ltd.	688,384	776
*	Tower Semiconductor Ltd.	36,744	754

48

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Azrieli Group Ltd.	13,566	637
*	Nova Measuring Instruments Ltd.	10,507	596
	Strauss Group Ltd.	14,877	429
	Mivne Real Estate KD Ltd.	223,502	427
	First International Bank Of Israel Ltd.	17,322	383
	Shufersal Ltd.	46,489	350
	Alony Hetz Properties & Investments Ltd.	34,791	349
*	Shikun & Binui Ltd.	70,237	327
	Paz Oil Co. Ltd.	3,400	314
*	Enlight Renewable Energy Ltd.	161,295	303
*	Airport City Ltd.	27,424	297
	Matrix IT Ltd.	12,675	290
*	Shapir Engineering and Industry Ltd.	42,926	289
*	Harel Insurance Investments & Financial Services Ltd.	36,575	266
	Melisron Ltd.	7,323	265
*	Energix-Renewable Energies Ltd.	59,170	251
	Electra Ltd.	555	241
	Sapiens International Corp. NV	8,349	231
	Maytronics Ltd.	15,049	229
	Reit 1 Ltd.	59,052	224
	Formula Systems 1985 Ltd.	2,809	222
*	Phoenix Holdings Ltd.	38,113	200
	Danel Adir Yeoshua Ltd.	1,567	196
	AudioCodes Ltd.	6,385	192
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,924	190
	Hilan Ltd.	4,211	187
	Amot Investments Ltd.	39,544	181
	Isracard Ltd.	62,873	177
*	Clal Insurance Enterprises Holdings Ltd.	14,817	150
	Bayside Land Corp.	21,000	146
	Mega Or Holdings Ltd.	5,628	145
	FIBI Holdings Ltd.	5,434	137
*	Israel Corp. Ltd.	1,223	137
*	AFI Properties Ltd.	5,687	136
*	Menora Mivtachim Holdings Ltd.	9,950	134
*	Cellcom Israel Ltd. (Registered)	32,887	127
*	Kamada Ltd.	17,290	124
	Gazit-Globe Ltd.	29,496	122
*	Big Shopping Centers Ltd.	1,527	116
*	Equital Ltd.	5,802	108
*	Partner Communications Co. Ltd.	25,426	99
*	Allot Ltd.	10,427	99
*	Migdal Insurance & Financial Holdings Ltd.	122,731	96
	Sella Capital Real Estate Ltd.	60,221	95
*	Oil Refineries Ltd.	498,716	89
	Kenon Holdings Ltd.	3,597	87
*	Fattal Holdings 1998 Ltd.	1,433	86
*	IDI Insurance Co. Ltd.	2,463	60
	Delta Galil Industries Ltd.	3,081	54
	Delek Automotive Systems Ltd.	9,988	48
*	Gilat Satellite Networks Ltd.	7,449	44
*	Brack Capital Properties NV	559	42
*	Naphtha Israel Petroleum Corp. Ltd.	9,312	36
*	Delek Group Ltd.	1,799	33
			29,229
Italy (0.6%)
	Enel SPA	2,736,210	21,754
*	Intesa Sanpaolo SPA (Registered)	5,518,789	9,162
	Ferrari NV	42,896	7,652
	Eni SPA	866,550	6,070
	Assicurazioni Generali SPA	449,143	6,025
*	UniCredit SPA	758,590	5,681
*	Fiat Chrysler Automobiles NV	393,051	4,822
	Snam SPA	783,900	3,822

49

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Terna Rete Elettrica Nazionale SPA	500,071	3,376
*	FinecoBank Banca Fineco SPA	219,039	3,007
*	Moncler SPA	69,445	2,779
*	CNH Industrial NV	345,847	2,682
*	Atlantia SPA	174,219	2,674
	Prysmian SPA	84,324	2,295
	Davide Campari-Milano NV	195,758	2,046
*,1	Nexi SPA	130,980	2,016
	Mediobanca Banca di Credito Finanziario SPA	280,168	1,989
	Exor NV	37,373	1,944
	Recordati Industria Chimica e Farmaceutica SPA	34,377	1,782
	DiaSorin SPA	7,927	1,740
*	Amplifon SPA	42,159	1,533
[1]	Poste Italiane SPA	163,634	1,336
[1]	Infrastrutture Wireless Italiane SPA	112,926	1,220
	Telecom Italia SPA (Registered)	3,486,201	1,184
	Interpump Group SPA	28,090	1,061
	Italgas SPA	178,132	1,029
*	Banco BPM SPA	514,944	933
	Telecom Italia SPA (Bearer)	2,382,385	867
	Hera SPA	271,305	852
	Reply SPA	7,550	811
	A2A SPA	543,728	691
	Azimut Holding SPA	40,256	679
*	De' Longhi SPA	21,041	673
^	Leonardo SPA	133,598	637
*	Unipol Gruppo SPA	174,418	636
*	Banca Generali SPA	21,790	620
*,1	Pirelli & C SPA	147,800	616
	Buzzi Unicem SPA	28,248	611
	Banca Mediolanum SPA	88,970	608
*	IMA Industria Macchine Automatiche SPA	7,206	567
*	Freni Brembo SPA	52,273	543
	Tenaris SA	111,984	534
	Iren SPA	227,725	517
*	Cerved Group SPA	66,811	473
	Erg SPA	19,633	445
	UnipolSai Assicurazioni SPA	175,849	408
*	Astm SPA	21,929	408
*	BPER Banca	332,544	395
*,^	Brunello Cucinelli SPA	11,576	348
^	Saipem SPA	195,818	345
[1]	Anima Holding SPA	85,088	319
*	Salvatore Ferragamo SPA	24,532	317
[1]	Enav SPA	86,759	301
*,1	Technogym SPA	39,282	292
	Acea SPA	14,415	286
*	Banca Popolare di Sondrio SCPA	156,731	276
*	Societa Cattolica di Assicurazioni SC	50,964	252
*,1	Banca Farmafactoring SPA	49,970	231
[1]	Carel Industries SPA	12,368	230
	Falck Renewables SPA	42,216	229
[1]	RAI Way SPA	33,424	204
	Tamburi Investment Partners SPA	31,859	199
	Zignago Vetro SPA	13,478	195
	Buzzi Unicem SPA Saving Shares	13,277	188
*	Autogrill SPA	49,092	184
*,^	Mediaset SPA	104,006	177
	Piaggio & C SPA	59,240	162
*,1	doValue SPA	16,871	156
	Italmobiliare SPA	4,572	148
*	Marr SPA	10,281	139
*,^	Juventus Football Club SPA	149,272	127
	Danieli & C Officine Meccaniche SPA Saving Shares	11,415	103

50

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Datalogic SPA	8,753	101
*	CIR SPA-Compagnie Industriali	223,580	97
*	Tod's SPA	4,506	95
*	Credito Emiliano SPA	23,562	93
*,^	Saras SPA	179,414	92
^	Webuild SPA	84,818	91
*,^	Banca Monte dei Paschi di Siena SPA	71,774	87
	Danieli & C Officine Meccaniche SPA	5,775	83
*	Biesse SPA	4,125	71
*,^	Fincantieri SPA	123,712	69
	Cementir Holding NV	10,694	68
	DeA Capital SPA	57,909	68
*	Maire Tecnimont SPA	45,145	61
*	Banca IFIS SPA	6,213	50
*	Rizzoli Corriere Della Sera Mediagroup SPA	37,870	20
	Immobiliare Grande Distribuzione SIIQ SPA	6,049	18
*	Arnoldo Mondadori Editore SPA	3,898	5
*	Banca Monte dei Paschi di Siena SPA Rights Exp. 11/21/2020	71,774	—
*	Societa Cattolica di Assicurazioni SC Rights Exp. 11/26/2020	50,964	—
			120,782
Japan (7.4%)
	Toyota Motor Corp.	867,904	56,975
	Sony Corp.	429,900	35,839
	SoftBank Group Corp.	520,340	33,892
	Keyence Corp.	63,432	28,787
	Nintendo Co. Ltd.	37,506	20,279
	Shin-Etsu Chemical Co. Ltd.	140,256	18,734
	Daiichi Sankyo Co. Ltd.	674,500	17,803
	Daikin Industries Ltd.	93,463	17,490
	Mitsubishi UFJ Financial Group Inc.	4,415,460	17,405
	Recruit Holdings Co. Ltd.	444,710	16,922
	Takeda Pharmaceutical Co. Ltd.	537,239	16,602
	Nidec Corp.	163,696	16,534
	KDDI Corp.	596,900	16,149
	NTT DOCOMO Inc.	397,948	14,818
	Hoya Corp.	128,451	14,497
	FANUC Corp.	67,991	14,361
	Honda Motor Co. Ltd.	601,241	14,221
	Murata Manufacturing Co. Ltd.	200,874	14,087
	Tokyo Electron Ltd.	52,000	13,957
	Sumitomo Mitsui Financial Group Inc.	460,948	12,760
	Fast Retailing Co. Ltd.	18,100	12,626
	Kao Corp.	165,948	11,815
	ITOCHU Corp.	477,828	11,477
	SoftBank Corp.	972,833	11,321
	Hitachi Ltd.	329,052	11,090
	Mizuho Financial Group Inc.	896,210	11,034
	SMC Corp.	20,200	10,744
	Tokio Marine Holdings Inc.	230,352	10,296
	M3 Inc.	150,038	10,133
	Mitsubishi Corp.	420,300	9,377
	Nippon Telegraph & Telephone Corp.	439,900	9,254
	Oriental Land Co. Ltd.	65,500	9,169
	Mitsui & Co. Ltd.	584,500	9,155
	Astellas Pharma Inc.	664,400	9,111
	Mitsubishi Electric Corp.	702,440	9,047
	Chugai Pharmaceutical Co. Ltd.	230,900	8,913
	Shiseido Co. Ltd.	138,700	8,586
	Terumo Corp.	232,528	8,558
	Seven & i Holdings Co. Ltd.	273,300	8,307
	Fujitsu Ltd.	67,340	7,967
	Japan Tobacco Inc.	419,482	7,898
	Central Japan Railway Co.	64,119	7,753
	Denso Corp.	160,800	7,493

51

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

	Shares	Market Value ($000)
Komatsu Ltd.	325,750	7,344
Eisai Co. Ltd.	93,800	7,293
Olympus Corp.	375,500	7,189
Panasonic Corp.	753,759	6,963
Suzuki Motor Corp.	161,771	6,948
Kubota Corp.	393,500	6,838
East Japan Railway Co.	129,805	6,788
Bridgestone Corp.	203,804	6,643
Z Holdings Corp.	928,700	6,476
Aeon Co. Ltd.	252,200	6,443
Unicharm Corp.	138,200	6,395
Sysmex Corp.	67,734	6,362
FUJIFILM Holdings Corp.	124,700	6,359
Shimano Inc.	27,500	6,290
Canon Inc.	357,600	6,224
Daiwa House Industry Co. Ltd.	230,400	6,054
Mitsubishi Estate Co. Ltd.	403,091	6,012
Kyocera Corp.	108,400	5,970
Secom Co. Ltd.	68,987	5,828
Dai-ichi Life Holdings Inc.	389,200	5,813
Mitsui Fudosan Co. Ltd.	328,500	5,594
Otsuka Holdings Co. Ltd.	150,200	5,563
Nitori Holdings Co. Ltd.	26,200	5,386
Bandai Namco Holdings Inc.	69,800	5,216
ORIX Corp.	443,560	5,188
TDK Corp.	43,500	5,116
Nippon Paint Holdings Co. Ltd.	55,600	5,008
Kirin Holdings Co. Ltd.	271,900	4,902
Omron Corp.	66,800	4,823
Nomura Holdings Inc.	1,062,000	4,756
MS&AD Insurance Group Holdings Inc.	172,156	4,711
Japan Exchange Group Inc.	192,200	4,692
NEC Corp.	92,600	4,664
Asahi Group Holdings Ltd.	150,652	4,662
Shionogi & Co. Ltd.	97,800	4,613
Sompo Holdings Inc.	119,975	4,479
Ono Pharmaceutical Co. Ltd.	154,700	4,413
Sumitomo Corp.	397,700	4,351
Obic Co. Ltd.	23,500	4,161
Advantest Corp.	71,289	4,129
Nexon Co. Ltd.	146,424	4,081
Toshiba Corp.	158,000	3,997
Subaru Corp.	215,400	3,953
Pan Pacific International Holdings Corp.	181,900	3,860
Makita Corp.	87,200	3,855
Asahi Kasei Corp.	438,400	3,799
Sumitomo Realty & Development Co. Ltd.	139,046	3,721
Toyota Industries Corp.	57,300	3,703
Nitto Denko Corp.	52,100	3,660
Yaskawa Electric Corp.	93,363	3,630
ENEOS Holdings Inc.	1,073,907	3,624
SG Holdings Co. Ltd.	149,200	3,599
Ajinomoto Co. Inc.	178,200	3,580
Daifuku Co. Ltd.	34,000	3,506
MEIJI Holdings Co. Ltd.	48,134	3,487
Sumitomo Mitsui Trust Holdings Inc.	128,946	3,467
Sekisui House Ltd.	205,700	3,417
Tokyo Gas Co. Ltd.	150,600	3,413
Kikkoman Corp.	65,650	3,269
Japan Post Holdings Co. Ltd.	467,315	3,206
Yamato Holdings Co. Ltd.	119,900	3,174
Sumitomo Electric Industries Ltd.	276,300	3,050
MISUMI Group Inc.	101,600	3,017
Marubeni Corp.	557,528	2,911

52

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Nippon Steel Corp.	292,358	2,836
	Rakuten Inc.	285,800	2,781
	Shimadzu Corp.	97,200	2,779
	West Japan Railway Co.	64,100	2,750
	Chubu Electric Power Co. Inc.	244,070	2,734
	Sumitomo Metal Mining Co. Ltd.	87,700	2,726
	Yamaha Corp.	57,300	2,716
	Nihon M&A Center Inc.	46,100	2,707
	Osaka Gas Co. Ltd.	141,300	2,683
	MINEBEA MITSUMI Inc.	148,084	2,675
	Nomura Research Institute Ltd.	90,169	2,658
	Disco Corp.	9,800	2,645
	Odakyu Electric Railway Co. Ltd.	109,400	2,640
	Mitsubishi Chemical Holdings Corp.	464,784	2,616
	Kintetsu Group Holdings Co. Ltd.	64,800	2,589
	Resona Holdings Inc.	765,106	2,523
	Nissan Chemical Corp.	47,200	2,505
	NTT Data Corp.	219,100	2,473
*	Nissan Motor Co. Ltd.	691,501	2,448
	Toray Industries Inc.	539,900	2,443
	Hankyu Hanshin Holdings Inc.	78,100	2,385
	Lasertec Corp.	27,200	2,356
	Keio Corp.	40,400	2,348
	TOTO Ltd.	51,300	2,342
	Santen Pharmaceutical Co. Ltd.	131,300	2,339
	Taisei Corp.	74,899	2,331
	MonotaRO Co. Ltd.	41,872	2,316
	Yakult Honsha Co. Ltd.	47,488	2,298
	Kansai Electric Power Co. Inc.	252,100	2,294
	Mitsubishi Heavy Industries Ltd.	106,387	2,286
	Trend Micro Inc.	40,800	2,285
	Rohm Co. Ltd.	29,600	2,276
	Hamamatsu Photonics KK	44,700	2,249
	Toyota Tsusho Corp.	80,600	2,249
	Dentsu Group Inc.	77,549	2,236
	Tokyu Corp.	183,600	2,178
	Kyowa Kirin Co. Ltd.	87,600	2,175
	AGC Inc.	69,500	2,170
	Daiwa Securities Group Inc.	532,800	2,159
*	Renesas Electronics Corp.	258,607	2,135
	CyberAgent Inc.	33,492	2,107
	Daito Trust Construction Co. Ltd.	22,952	2,088
	Tobu Railway Co. Ltd.	73,500	2,086
	Nissin Foods Holdings Co. Ltd.	24,000	2,078
	Asahi Intecc Co. Ltd.	66,600	2,064
	Obayashi Corp.	246,300	2,061
	Kobayashi Pharmaceutical Co. Ltd.	21,100	2,056
	LIXIL Group Corp.	94,600	2,054
	Sekisui Chemical Co. Ltd.	125,900	1,963
	Koito Manufacturing Co. Ltd.	40,300	1,943
	T&D Holdings Inc.	194,400	1,943
	Aisin Seiki Co. Ltd.	63,200	1,915
	Dai Nippon Printing Co. Ltd.	100,900	1,880
	Azbil Corp.	46,300	1,879
	Hikari Tsushin Inc.	7,900	1,853
	SBI Holdings Inc.	79,740	1,838
	Sumitomo Chemical Co. Ltd.	561,892	1,838
	Nagoya Railroad Co. Ltd.	68,500	1,826
	Tsuruha Holdings Inc.	12,900	1,806
	Lion Corp.	88,300	1,801
	Kansai Paint Co. Ltd.	68,800	1,774
	Ryohin Keikaku Co. Ltd.	83,570	1,754
	Pigeon Corp.	37,860	1,744
	Capcom Co. Ltd.	31,400	1,717

53

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Kajima Corp.	159,300	1,702
	GMO Payment Gateway Inc.	13,806	1,692
	Otsuka Corp.	36,100	1,659
	Hirose Electric Co. Ltd.	11,821	1,650
	Miura Co. Ltd.	34,900	1,644
	Idemitsu Kosan Co. Ltd.	81,014	1,638
	TIS Inc.	84,800	1,622
	Tosoh Corp.	99,990	1,621
	Toho Gas Co. Ltd.	31,300	1,616
	Taiyo Yuden Co. Ltd.	43,500	1,609
	Inpex Corp.	338,900	1,607
	Square Enix Holdings Co. Ltd.	27,500	1,598
	Stanley Electric Co. Ltd.	56,100	1,598
	Ricoh Co. Ltd.	240,700	1,581
	Suntory Beverage & Food Ltd.	45,700	1,576
	Toyo Suisan Kaisha Ltd.	31,600	1,573
	Toho Co. Ltd.	39,700	1,572
	Ibiden Co. Ltd.	38,300	1,562
	Nabtesco Corp.	41,200	1,539
	Mitsui Chemicals Inc.	59,700	1,529
	Hoshizaki Corp.	18,782	1,500
	Tohoku Electric Power Co. Inc.	167,800	1,481
	JSR Corp.	64,800	1,465
	Isuzu Motors Ltd.	179,420	1,456
	NH Foods Ltd.	35,300	1,446
*	PeptiDream Inc.	31,200	1,442
*	Tokyo Electric Power Co. Holdings Inc.	546,200	1,409
	Shimizu Corp.	202,700	1,407
	Nippon Express Co. Ltd.	24,800	1,391
	Keisei Electric Railway Co. Ltd.	49,400	1,382
	Kyushu Electric Power Co. Inc.	164,400	1,378
	Nisshin Seifun Group Inc.	91,520	1,378
	Fuji Electric Co. Ltd.	45,177	1,370
	Welcia Holdings Co. Ltd.	34,800	1,364
	USS Co. Ltd.	74,200	1,357
	Yamaha Motor Co. Ltd.	94,900	1,357
	Chugoku Electric Power Co. Inc.	107,100	1,346
	Konami Holdings Corp.	34,300	1,342
^	Concordia Financial Group Ltd.	405,679	1,339
	Toppan Printing Co. Ltd.	105,100	1,336
	Nippon Shinyaku Co. Ltd.	18,700	1,336
	Oji Holdings Corp.	313,700	1,322
	Yamada Holdings Co. Ltd.	269,172	1,312
	Rinnai Corp.	13,300	1,311
	NGK Insulators Ltd.	91,700	1,310
*	JFE Holdings Inc.	186,300	1,309
	Keihan Holdings Co. Ltd.	34,200	1,299
	Yokogawa Electric Corp.	88,200	1,297
	Brother Industries Ltd.	83,800	1,295
	Kose Corp.	10,100	1,287
	Keikyu Corp.	91,700	1,282
	Marui Group Co. Ltd.	70,900	1,281
	NGK Spark Plug Co. Ltd.	72,500	1,275
	Ito En Ltd.	19,900	1,260
	NSK Ltd.	155,300	1,243
	Kyushu Railway Co.	57,324	1,219
	SUMCO Corp.	79,726	1,216
	Kakaku.com Inc.	45,968	1,215
	Mitsubishi Gas Chemical Co. Inc.	66,200	1,207
	Hisamitsu Pharmaceutical Co. Inc.	24,900	1,191
	Kurita Water Industries Ltd.	39,800	1,184
	Hulic Co. Ltd.	127,600	1,182
	Itochu Techno-Solutions Corp.	34,500	1,170
	Japan Post Bank Co. Ltd.	145,735	1,162

54

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Kuraray Co. Ltd.	124,100	1,148
	Casio Computer Co. Ltd.	75,100	1,141
	Oracle Corp. Japan	11,400	1,139
	Haseko Corp.	94,500	1,133
	Bank of Kyoto Ltd.	25,400	1,122
	Alfresa Holdings Corp.	61,100	1,119
	Seiko Epson Corp.	96,100	1,116
	Shizuoka Bank Ltd.	165,500	1,113
	Chiba Bank Ltd.	214,900	1,110
	Mazda Motor Corp.	211,000	1,108
	Rohto Pharmaceutical Co. Ltd.	35,200	1,100
	Sohgo Security Services Co. Ltd.	23,600	1,100
	Tokyo Century Corp.	21,820	1,070
	Hakuhodo DY Holdings Inc.	83,500	1,064
^	Anritsu Corp.	47,700	1,044
	Koei Tecmo Holdings Co. Ltd.	21,240	1,038
	THK Co. Ltd.	39,000	1,035
	COMSYS Holdings Corp.	40,198	1,021
	Cosmos Pharmaceutical Corp.	6,000	1,019
	Sojitz Corp.	460,048	1,012
	Japan Post Insurance Co. Ltd.	63,078	1,000
	Teijin Ltd.	64,700	991
	Sushiro Global Holdings Ltd.	36,500	991
	Taiheiyo Cement Corp.	42,100	988
	Goldwin Inc.	13,200	985
	Nippon Yusen KK	53,100	980
	Matsumotokiyoshi Holdings Co. Ltd.	26,500	978
	Suzuken Co. Ltd.	26,960	973
^	Skylark Holdings Co. Ltd.	68,151	972
*	LINE Corp.	18,870	968
	Tokyu Fudosan Holdings Corp.	219,786	960
	Alps Alpine Co. Ltd.	66,367	957
	Amada Co. Ltd.	109,600	954
	Hitachi Construction Machinery Co. Ltd.	38,500	950
	Nichirei Corp.	37,300	940
	Kagome Co. Ltd.	27,400	938
	NOF Corp.	24,800	932
	MediPal Holdings Corp.	51,800	923
	NET One Systems Co. Ltd.	30,500	912
	Ebara Corp.	32,800	912
	Denka Co. Ltd.	29,500	909
	Taisho Pharmaceutical Holdings Co. Ltd.	15,000	903
	Sundrug Co. Ltd.	24,300	902
	Hitachi Metals Ltd.	68,000	902
	Fukuoka Financial Group Inc.	53,464	894
	Air Water Inc.	62,300	890
	Showa Denko KK	52,200	888
	House Foods Group Inc.	26,400	874
	Open House Co. Ltd.	25,600	872
	Persol Holdings Co. Ltd.	57,500	871
	Relo Group Inc.	36,253	870
*	ANA Holdings Inc.	39,200	855
	Iida Group Holdings Co. Ltd.	47,197	854
	Nankai Electric Railway Co. Ltd.	37,300	852
	Sumitomo Heavy Industries Ltd.	39,700	851
	Nifco Inc.	28,302	847
	Tokyo Tatemono Co. Ltd.	73,500	845
	Sugi Holdings Co. Ltd.	12,800	845
	Sega Sammy Holdings Inc.	67,000	840
	Calbee Inc.	27,200	834
	ZOZO Inc.	32,700	830
	FamilyMart Co. Ltd.	37,600	826
	Shimamura Co. Ltd.	7,700	821
	Tokai Carbon Co. Ltd.	72,100	818

55

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Justsystems Corp.	12,500	818
	Tokyo Ohka Kogyo Co. Ltd.	13,800	817
	Shinsei Bank Ltd.	67,803	816
^	Mitsui OSK Lines Ltd.	35,939	811
	Mitsubishi Materials Corp.	43,834	804
	Lawson Inc.	17,500	804
	Kewpie Corp.	39,000	798
	Nihon Kohden Corp.	25,400	794
	Kyowa Exeo Corp.	34,200	789
	Ezaki Glico Co. Ltd.	19,000	788
	Electric Power Development Co. Ltd.	58,200	787
	K's Holdings Corp.	59,968	766
	TechnoPro Holdings Inc.	12,300	765
	Kinden Corp.	48,700	764
	Asics Corp.	59,900	748
	Mabuchi Motor Co. Ltd.	18,100	746
	Zensho Holdings Co. Ltd.	31,900	745
	Sumitomo Forestry Co. Ltd.	47,300	745
	Ube Industries Ltd.	43,100	740
	SHO-BOND Holdings Co. Ltd.	15,200	734
	Zenkoku Hosho Co. Ltd.	18,600	734
	SCSK Corp.	14,700	731
	Nomura Real Estate Holdings Inc.	41,700	728
	Seibu Holdings Inc.	72,488	725
	Kamigumi Co. Ltd.	40,500	725
	Shimachu Co. Ltd.	13,700	724
	Nippon Sanso Holdings Corp.	49,100	720
	Yamazaki Baking Co. Ltd.	43,500	715
	Mebuki Financial Group Inc.	354,750	713
	Nishi-Nippon Railroad Co. Ltd.	26,800	708
	Japan Airport Terminal Co. Ltd.	16,300	708
	Fancl Corp.	22,400	706
	Coca-Cola Bottlers Japan Holdings Inc.	49,875	704
	Sanwa Holdings Corp.	61,700	704
	Ain Holdings Inc.	10,000	699
	DIC Corp.	28,600	696
	SCREEN Holdings Co. Ltd.	12,700	696
	Nikon Corp.	114,100	695
	Sankyu Inc.	19,200	688
	Hino Motors Ltd.	89,400	685
	Seino Holdings Co. Ltd.	52,300	676
	Sotetsu Holdings Inc.	27,300	674
*	Japan Airlines Co. Ltd.	38,400	671
	Morinaga Milk Industry Co. Ltd.	13,800	665
	Nippon Electric Glass Co. Ltd.	33,800	665
	Sawai Pharmaceutical Co. Ltd.	13,600	656
	Sumitomo Dainippon Pharma Co. Ltd.	55,900	655
	FP Corp.	16,400	654
	Daicel Corp.	91,200	651
	As One Corp.	4,500	650
	Horiba Ltd.	13,200	649
	Aica Kogyo Co. Ltd.	19,200	647
	DeNA Co. Ltd.	37,900	647
	BayCurrent Consulting Inc.	4,957	641
	Sumitomo Rubber Industries Ltd.	72,772	640
	Nihon Unisys Ltd.	21,500	634
	JTEKT Corp.	79,500	634
	Aeon Mall Co. Ltd.	40,572	633
	Acom Co. Ltd.	140,300	631
	J Front Retailing Co. Ltd.	82,200	626
	Ship Healthcare Holdings Inc.	13,200	626
	PALTAC Corp.	11,100	621
	Aozora Bank Ltd.	37,690	619
	Sharp Corp.	53,429	618

56

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Mitsubishi UFJ Lease & Finance Co. Ltd.	145,800	618
	Nippon Prologis REIT Inc.	186	612
	Iwatani Corp.	13,400	608
	JGC Holdings Corp.	73,900	608
	Rengo Co. Ltd.	78,400	603
	Tsumura & Co.	20,300	596
	Fujitec Co. Ltd.	27,300	595
	Toyoda Gosei Co. Ltd.	23,200	590
	Benesse Holdings Inc.	24,700	582
	Zeon Corp.	47,800	582
	Nippon Building Fund Inc.	115	581
*	Kawasaki Heavy Industries Ltd.	48,600	581
	Isetan Mitsukoshi Holdings Ltd.	119,000	580
	Kyushu Financial Group Inc.	123,470	578
	Penta-Ocean Construction Co. Ltd.	91,000	577
	Toyo Tire Corp.	38,600	573
	Nippon Gas Co. Ltd.	12,000	572
	Menicon Co. Ltd.	8,100	572
	Iyo Bank Ltd.	91,100	572
	GMO internet Inc.	21,400	571
	Infomart Corp.	68,800	569
	Toagosei Co. Ltd.	53,100	562
	DMG Mori Co. Ltd.	41,900	560
^	Mitsubishi Logistics Corp.	21,200	558
	Kaneka Corp.	19,900	557
	Ulvac Inc.	15,200	557
	Takara Holdings Inc.	55,100	555
	Bic Camera Inc.	50,200	554
	Japan Real Estate Investment Corp.	113	554
	TS Tech Co. Ltd.	20,000	554
	Fuji Corp.	27,500	553
	Mani Inc.	22,000	550
	Credit Saison Co. Ltd.	50,900	550
	GLP J-Reit	356	549
	Benefit One Inc.	21,800	546
	Yaoko Co. Ltd.	7,700	545
	Tokuyama Corp.	24,100	537
	Hachijuni Bank Ltd.	144,700	534
	Katitas Co. Ltd.	18,800	533
	IHI Corp.	43,800	530
	Chugoku Bank Ltd.	60,900	528
	Seven Bank Ltd.	229,600	527
	Maruichi Steel Tube Ltd.	22,700	521
	Nippon Shokubai Co. Ltd.	10,600	519
	JCR Pharmaceuticals Co. Ltd.	20,000	518
	AEON Financial Service Co. Ltd.	50,500	517
	Pola Orbis Holdings Inc.	26,200	517
	Fujitsu General Ltd.	18,500	513
	SMS Co. Ltd.	17,400	512
	Toyo Seikan Group Holdings Ltd.	54,600	510
	Morinaga & Co. Ltd.	13,400	509
	Japan Steel Works Ltd.	23,800	509
	Amano Corp.	21,600	508
	Fuji Oil Holdings Inc.	16,000	506
*	Park24 Co. Ltd.	37,400	505
	Izumi Co. Ltd.	14,800	502
	Yokohama Rubber Co. Ltd.	34,900	501
	Furukawa Electric Co. Ltd.	20,000	501
	Nippon Kayaku Co. Ltd.	57,900	498
	Mitsui Mining & Smelting Co. Ltd.	19,600	495
	cocokara fine Inc.	7,500	493
	Gunma Bank Ltd.	155,000	492
	OKUMA Corp.	10,100	490
	JAFCO Group Co. ltd	10,800	488

57

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hirogin Holdings Inc.	88,500	482
	Sapporo Holdings Ltd.	29,300	478
	Kaken Pharmaceutical Co. Ltd.	12,100	477
	Kusuri no Aoki Holdings Co. Ltd.	5,900	471
	Nagase & Co. Ltd.	36,100	471
	NSD Co. Ltd.	26,780	470
	Yamaguchi Financial Group Inc.	72,000	468
	Kokuyo Co. Ltd.	34,400	467
	Nomura Real Estate Master Fund Inc.	391	467
	H.U. Group Holdings Inc.	18,300	466
	Daiichikosho Co. Ltd.	13,600	465
	Toda Corp.	80,400	459
	Mirait Holdings Corp.	31,800	453
	Hitachi Transport System Ltd.	14,100	447
^	Kobe Bussan Co. Ltd.	15,800	445
	Fukuyama Transporting Co. Ltd.	10,600	444
	ABC-Mart Inc.	8,600	436
	Systena Corp.	24,000	435
	Nippo Corp.	16,900	434
	Cosmo Energy Holdings Co. Ltd.	29,600	433
*	SHIFT Inc.	3,400	431
	Hokuriku Electric Power Co.	60,500	431
^	NOK Corp.	37,700	430
	Dowa Holdings Co. Ltd.	15,000	429
*	Change Inc.	5,600	429
	ADEKA Corp.	33,000	427
	Yoshinoya Holdings Co. Ltd.	23,100	425
	Digital Garage Inc.	11,900	423
	Asahi Holdings Inc.	12,900	421
	Japan Elevator Service Holdings Co. Ltd.	10,900	419
	GS Yuasa Corp.	24,000	419
	Kadokawa Corp.	13,736	418
	Inaba Denki Sangyo Co. Ltd.	17,200	414
	Shiga Bank Ltd.	19,100	412
	Tokyo Seimitsu Co. Ltd.	12,200	412
	Takara Bio Inc.	15,000	408
	Meitec Corp.	8,200	407
	Sankyo Co. Ltd.	15,900	405
	Daiwa House REIT Investment Corp.	175	405
	Hokuhoku Financial Group Inc.	42,600	404
	Ariake Japan Co. Ltd.	6,300	404
	Daido Steel Co. Ltd.	12,300	403
	Outsourcing Inc.	43,000	399
	Nitto Boseki Co. Ltd.	10,800	397
	Hazama Ando Corp.	63,800	396
	DCM Holdings Co. Ltd.	31,800	394
	Ushio Inc.	35,000	391
	NEC Networks & System Integration Corp.	22,500	390
	OSG Corp.	26,000	390
	Elecom Co. Ltd.	7,700	386
	Internet Initiative Japan Inc.	8,600	385
	Konica Minolta Inc.	150,600	384
	TOKAI Holdings Corp.	38,700	383
	Shochiku Co. Ltd.	3,300	382
*	Mitsubishi Motors Corp.	207,500	381
	Kenedix Inc.	73,400	380
	Shinko Electric Industries Co. Ltd.	21,800	380
^	NS Solutions Corp.	12,900	378
	Toyobo Co. Ltd.	28,300	377
	Shikoku Electric Power Co. Inc.	52,400	377
	Nishi-Nippon Financial Holdings Inc.	55,500	376
	Sumitomo Osaka Cement Co. Ltd.	12,300	374
	Nippon Paper Industries Co. Ltd.	33,100	374
^	Fuji Kyuko Co. Ltd.	8,700	373

58

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Daiwabo Holdings Co. Ltd.	5,700	373
	Nipro Corp.	35,400	372
	Topcon Corp.	37,300	372
*	Kobe Steel Ltd.	94,800	370
	Daio Paper Corp.	25,500	369
	Lintec Corp.	16,600	368
	Fuyo General Lease Co. Ltd.	6,400	367
	Oki Electric Industry Co. Ltd.	39,500	367
	Jeol Ltd.	11,500	367
	Nichias Corp.	16,900	366
	Sanrio Co. Ltd.	19,892	366
	Joyful Honda Co. Ltd.	23,488	365
	Glory Ltd.	17,300	365
	Takuma Co. Ltd.	23,800	364
	Sakata Seed Corp.	10,300	363
	Mizuho Leasing Co. Ltd.	14,100	359
	Milbon Co. Ltd.	7,000	359
	Duskin Co. Ltd.	14,000	357
	Nippon Suisan Kaisha Ltd.	92,600	357
	Kanematsu Corp.	29,400	349
	Mochida Pharmaceutical Co. Ltd.	9,542	348
	Toshiba TEC Corp.	8,700	348
	Trusco Nakayama Corp.	13,500	348
	Fuji Soft Inc.	6,500	348
	Nihon Parkerizing Co. Ltd.	35,200	347
	Daiseki Co. Ltd.	13,600	346
	IR Japan Holdings Ltd.	3,100	343
	Wacoal Holdings Corp.	18,900	343
	CKD Corp.	20,500	341
*	Kawasaki Kisen Kaisha Ltd.	27,899	341
	Japan Lifeline Co. Ltd.	26,400	341
	Takashimaya Co. Ltd.	45,500	340
	Maeda Corp.	47,200	340
	Resorttrust Inc.	23,800	335
	Colowide Co. Ltd.	22,300	334
	JINS Holdings Inc.	4,600	333
	Kyudenko Corp.	12,200	333
	Nikkon Holdings Co. Ltd.	17,300	331
	Macnica Fuji Electronics Holdings Inc.	18,500	331
	Nishimatsu Construction Co. Ltd.	17,000	330
	Advance Residence Investment Corp.	113	330
	Nichiha Corp.	11,300	329
	Japan Retail Fund Investment Corp.	228	329
	Maruwa Unyu Kikan Co. Ltd.	7,632	328
	Heiwa Real Estate Co. Ltd.	11,200	327
	NHK Spring Co. Ltd.	53,800	325
	GungHo Online Entertainment Inc.	13,070	325
	Pilot Corp.	11,600	324
	Wacom Co. Ltd.	49,000	322
	Orix JREIT Inc.	229	322
	Canon Marketing Japan Inc.	14,900	317
	Kiyo Bank Ltd.	21,207	317
	Valor Holdings Co. Ltd.	12,800	315
	Sumitomo Bakelite Co. Ltd.	11,100	314
	Sangetsu Corp.	21,700	313
	Toei Co. Ltd.	2,100	310
	Morita Holdings Corp.	16,900	309
	Nippon Light Metal Holdings Co. Ltd.	19,530	308
	Itoham Yonekyu Holdings Inc.	46,072	308
	Kumagai Gumi Co. Ltd.	13,300	307
	Toho Holdings Co. Ltd.	16,600	307
	Hitachi Capital Corp.	14,500	307
	Nojima Corp.	10,900	306
	Shoei Co. Ltd.	10,000	305

59

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	San-In Godo Bank Ltd.	60,300	303
	KH Neochem Co. Ltd.	12,900	302
	77 Bank Ltd.	21,400	299
	Megmilk Snow Brand Co. Ltd.	13,800	299
	Earth Corp.	4,700	299
	TKC Corp.	4,800	297
	Komeri Co. Ltd.	10,100	297
	Senko Group Holdings Co. Ltd.	33,200	297
*	UT Group Co. Ltd.	9,500	296
*	Fujikura Ltd.	111,600	296
	Heiwa Corp.	18,200	294
	Awa Bank Ltd.	12,200	293
	Nachi-Fujikoshi Corp.	7,400	293
	Taiyo Holdings Co. Ltd.	5,600	293
	Maruwa Co. Ltd.	2,800	291
*	RENOVA Inc.	18,200	290
	Daishi Hokuetsu Financial Group Inc.	14,950	287
	Kyoritsu Maintenance Co. Ltd.	7,972	285
	OBIC Business Consultants Co. Ltd.	5,300	285
	Kureha Corp.	6,700	284
	Industrial & Infrastructure Fund Investment Corp.	165	281
^	Kumiai Chemical Industry Co. Ltd.	28,963	278
	Fuji Seal International Inc.	14,900	278
	Kotobuki Spirits Co. Ltd.	6,000	278
	Toyota Boshoku Corp.	19,100	277
	United Urban Investment Corp.	259	277
	Takasago Thermal Engineering Co. Ltd.	20,800	276
	Okumura Corp.	11,900	276
*	Aiful Corp.	92,800	275
	Kandenko Co. Ltd.	36,700	275
	EDION Corp.	27,900	275
	Tadano Ltd.	35,700	273
	Hokkoku Bank Ltd.	9,600	273
	DTS Corp.	14,000	272
	Infocom Corp.	7,459	270
	Arcs Co. Ltd.	12,200	270
	Paramount Bed Holdings Co. Ltd.	7,000	270
	KYORIN Holdings Inc.	14,900	269
	Ogaki Kyoritsu Bank Ltd.	12,000	268
	Nisshinbo Holdings Inc.	40,100	267
	FCC Co. Ltd.	13,900	267
	eGuarantee Inc.	11,900	265
	Information Services International-Dentsu Ltd.	4,200	264
	Yamazen Corp.	26,800	263
	Sanken Electric Co. Ltd.	8,200	263
	ASKUL Corp.	6,800	261
	Taikisha Ltd.	10,000	260
	Nippon Flour Mills Co. Ltd.	16,200	260
	Cybozu Inc.	9,000	260
	Showa Sangyo Co. Ltd.	8,400	259
	Zojirushi Corp.	14,500	259
	Anicom Holdings Inc.	24,400	258
	Sumitomo Warehouse Co. Ltd.	22,000	257
	Kohnan Shoji Co. Ltd.	7,500	256
	Hanwa Co. Ltd.	13,200	256
	Central Glass Co. Ltd.	11,900	255
	Prestige International Inc.	30,000	255
	Okamoto Industries Inc.	6,200	255
	Tomy Co. Ltd.	29,100	255
	Matsui Securities Co. Ltd.	31,800	255
	MOS Food Services Inc.	9,300	254
	Autobacs Seven Co. Ltd.	19,800	253
	Tokyo Dome Corp.	31,500	252
	Tri Chemical Laboratories Inc.	2,092	251

60

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	S Foods Inc.	7,500	250
	Daihen Corp.	6,400	248
	Yamato Kogyo Co. Ltd.	10,300	247
	Kura Sushi Inc.	4,100	247
	Nishimatsuya Chain Co. Ltd.	15,200	247
	Kintetsu World Express Inc.	11,600	247
^	Aruhi Corp.	13,656	245
*	NTN Corp.	132,000	245
	Sekisui House Reit Inc.	350	245
	Tokai Rika Co. Ltd.	15,600	244
	Fuso Chemical Co. Ltd.	7,100	243
	Eizo Corp.	6,400	242
	Ai Holdings Corp.	13,700	241
	Transcosmos Inc.	8,800	240
	Tokyotokeiba Co. Ltd.	4,800	239
	Strike Co. Ltd.	4,443	239
	Tsubakimoto Chain Co.	10,700	238
	Raiznext Corp.	20,500	238
	Giken Ltd.	6,700	237
	en-japan Inc.	10,700	235
	Totetsu Kogyo Co. Ltd.	9,000	234
	Ichibanya Co. Ltd.	4,600	233
	San-A Co. Ltd.	5,600	233
*	Optim Corp.	8,298	233
	Create SD Holdings Co. Ltd.	7,200	232
	Tocalo Co. Ltd.	23,200	231
	Starts Corp. Inc.	9,900	230
	Monogatari Corp.	2,236	228
	Fujimi Inc.	6,400	228
	Arcland Sakamoto Co. Ltd.	11,800	227
	Makino Milling Machine Co. Ltd.	6,600	227
	Digital Arts Inc.	3,200	226
	ZERIA Pharmaceutical Co. Ltd.	12,700	225
	Seiren Co. Ltd.	14,200	225
	Nippon Accommodations Fund Inc.	39	223
	Maeda Road Construction Co. Ltd.	13,400	223
	Nippon Densetsu Kogyo Co. Ltd.	11,500	223
	Prima Meat Packers Ltd.	7,800	223
	Japan Material Co. Ltd.	17,200	222
	Life Corp.	6,300	222
	Hitachi Zosen Corp.	55,000	221
	LaSalle Logiport REIT	142	221
	Axial Retailing Inc.	5,199	221
	Iriso Electronics Co. Ltd.	5,800	221
	San-Ai Oil Co. Ltd.	21,900	221
	Toridoll Holdings Corp.	17,400	221
	Japan Aviation Electronics Industry Ltd.	16,000	220
	Maruha Nichiro Corp.	10,500	220
	Solasto Corp.	18,000	220
	Activia Properties Inc.	60	217
	Keiyo Co. Ltd.	28,500	216
	Belc Co. Ltd.	3,500	215
	MCJ Co. Ltd.	23,300	215
	Arata Corp.	4,400	214
	JCU Corp.	6,800	214
	Nisshin Oillio Group Ltd.	7,400	213
	Kato Sangyo Co. Ltd.	6,400	213
	Hokkaido Electric Power Co. Inc.	54,800	212
	Okinawa Electric Power Co. Inc.	14,512	212
	Saibu Gas Co. Ltd.	8,800	212
	Funai Soken Holdings Inc.	9,750	211
	Tsugami Corp.	15,000	209
	Juroku Bank Ltd.	11,400	209
	Noritz Corp.	14,300	209

61

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Japan Prime Realty Investment Corp.	77	208
	Nagaileben Co. Ltd.	8,300	208
*	Medical Data Vision Co. Ltd.	8,800	207
	Citizen Watch Co. Ltd.	77,800	206
	Gunze Ltd.	5,600	206
	Kansai Mirai Financial Group Inc.	56,538	206
	Hogy Medical Co. Ltd.	7,000	205
	Takara Standard Co. Ltd.	15,600	205
	Toyo Ink SC Holdings Co. Ltd.	11,000	204
*	euglena Co. Ltd.	24,300	204
	Ohsho Food Service Corp.	3,700	204
	Optex Group Co. Ltd.	13,600	203
	Nissan Shatai Co. Ltd.	24,000	203
	Fukushima Galilei Co. Ltd.	5,400	202
*	Descente Ltd.	13,000	202
	Bank of Okinawa Ltd.	7,180	202
	Kameda Seika Co. Ltd.	4,449	201
	Eiken Chemical Co. Ltd.	10,500	201
	Takeuchi Manufacturing Co. Ltd.	9,200	200
	Raito Kogyo Co. Ltd.	14,100	200
	BML Inc.	7,100	200
	Sanki Engineering Co. Ltd.	18,400	199
	Nippon Soda Co. Ltd.	7,600	199
*	M&A Capital Partners Co. Ltd.	4,400	199
	Teikoku Sen-I Co. Ltd.	7,900	199
	Nikkiso Co. Ltd.	20,700	198
	Comture Corp.	7,800	198
	Orient Corp.	178,500	198
	Shizuoka Gas Co. Ltd.	22,500	198
	Ehime Bank Ltd.	18,400	197
	Tokyo Steel Manufacturing Co. Ltd.	30,900	197
	Hyakugo Bank Ltd.	64,000	196
	Heiwado Co. Ltd.	9,600	195
	Chugoku Marine Paints Ltd.	20,400	195
	SKY Perfect JSAT Holdings Inc.	45,600	195
	Nissha Co. Ltd.	16,500	194
	Nippon Seiki Co. Ltd.	17,200	194
	Kissei Pharmaceutical Co. Ltd.	9,848	194
	Argo Graphics Inc.	6,300	194
	Ryoyo Electro Corp.	7,000	193
	Daiho Corp.	6,000	193
	Atom Corp.	23,949	192
	Noevir Holdings Co. Ltd.	4,300	192
*	Grace Technology Inc.	3,519	192
	DyDo Group Holdings Inc.	3,700	191
	Suruga Bank Ltd.	58,500	191
	Max Co. Ltd.	13,600	190
	Sumitomo Mitsui Construction Co. Ltd.	49,120	190
	Japan Hotel REIT Investment Corp.	389	188
	KOMEDA Holdings Co. Ltd.	10,600	187
	T Hasegawa Co. Ltd.	9,600	187
	Meidensha Corp.	12,200	187
	Sakata INX Corp.	17,900	186
	Toho Bank Ltd.	85,400	186
	Shibuya Corp.	6,000	186
	Nomura Co. Ltd.	28,600	185
	Adastria Co. Ltd.	10,640	185
	Torii Pharmaceutical Co. Ltd.	6,500	185
	Musashi Seimitsu Industry Co. Ltd.	17,600	184
	Kanamoto Co. Ltd.	8,900	184
	Japan Petroleum Exploration Co. Ltd.	11,600	183
	Mitsubishi Pencil Co. Ltd.	14,100	182
	Ichigo Inc.	63,600	180
	Japan Logistics Fund Inc.	64	180

62

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Trancom Co. Ltd.	2,500	180
	H2O Retailing Corp.	27,300	179
	Nanto Bank Ltd.	10,100	179
	Mitsubishi Logisnext Co. Ltd.	21,200	179
	Yokogawa Bridge Holdings Corp.	10,100	179
	Okamura Corp.	23,400	179
	Genky DrugStores Co. Ltd.	4,300	177
^	Kansai Super Market Ltd.	15,400	177
	GLOBERIDE Inc.	5,400	177
	Japan Wool Textile Co. Ltd.	18,200	177
	Mandom Corp.	11,800	176
	Tamura Corp.	37,000	176
^	Maeda Kosen Co. Ltd.	6,600	175
	United Super Markets Holdings Inc.	16,160	174
	Yuasa Trading Co. Ltd.	6,100	174
	Rorze Corp.	3,900	174
	Sekisui Jushi Corp.	8,600	174
	Megachips Corp.	6,500	173
	Idec Corp.	10,000	173
	Yellow Hat Ltd.	10,500	172
	Shima Seiki Manufacturing Ltd.	11,600	172
	Keihanshin Building Co. Ltd.	9,500	172
	Fujimori Kogyo Co. Ltd.	4,200	172
	Okasan Securities Group Inc.	52,400	171
	Yodogawa Steel Works Ltd.	9,100	171
	Nitta Corp.	8,100	171
	Chudenko Corp.	8,400	171
	Riken Keiki Co. Ltd.	6,600	171
	Pressance Corp.	12,500	171
*,^	Raksul Inc.	3,500	170
	Ryosan Co. Ltd.	9,200	170
	Zuken Inc.	6,700	170
	Dexerials Corp.	14,800	169
	Royal Holdings Co. Ltd.	9,900	168
	Nichi-iko Pharmaceutical Co. Ltd.	16,950	168
	Sinfonia Technology Co. Ltd.	15,400	168
	Sanyo Denki Co. Ltd.	3,800	168
	Nippon Road Co. Ltd.	2,300	167
	Tokushu Tokai Paper Co. Ltd.	4,000	167
	Hirata Corp.	2,680	167
	Sanshin Electronics Co. Ltd.	8,600	166
	Bell System24 Holdings Inc.	11,000	166
	Mitsui High-Tec Inc.	8,100	165
	Restar Holdings Corp.	7,700	165
	Taiko Pharmaceutical Co. Ltd.	9,157	164
	Keiyo Bank Ltd.	36,500	164
	Shinmaywa Industries Ltd.	21,100	164
	Tokai Tokyo Financial Holdings Inc.	62,800	162
	Curves Holdings Co. Ltd.	26,104	160
	Nichicon Corp.	19,800	160
^	North Pacific Bank Ltd.	75,300	159
	TSI Holdings Co. Ltd.	67,600	159
	Tsukishima Kikai Co. Ltd.	13,300	159
	Okuwa Co. Ltd.	11,800	158
	Kitz Corp.	29,200	158
^	KFC Holdings Japan Ltd.	6,600	158
*	Nippon Denko Co. Ltd.	66,600	157
	Doshisha Co. Ltd.	8,500	156
	Relia Inc.	13,700	156
	Hokuto Corp.	7,400	156
	UACJ Corp.	9,800	155
	Chubu Shiryo Co. Ltd.	11,600	154
	Joshin Denki Co. Ltd.	6,200	154
	Japan Pulp & Paper Co. Ltd.	4,400	154

63

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Nissin Electric Co. Ltd.	15,300	153
	Uchida Yoko Co. Ltd.	3,100	153
	Aeon Delight Co. Ltd.	5,800	153
	ASKA Pharmaceutical Co. Ltd.	12,100	153
	SAMTY Co. Ltd.	9,600	152
	ValueCommerce Co. Ltd.	4,800	152
	Vital KSK Holdings Inc.	16,900	152
	Gree Inc.	29,100	152
	Yokowo Co. Ltd.	5,995	152
*,^	HIS Co. Ltd.	11,200	151
	Hiday Hidaka Corp.	9,236	151
	Hamakyorex Co. Ltd.	5,300	150
	Jaccs Co. Ltd.	8,600	150
	Nextage Co. Ltd.	12,500	150
	METAWATER Co. Ltd.	6,400	150
^	Towa Pharmaceutical Co. Ltd.	8,100	150
^	COLOPL Inc.	17,400	150
	Fujio Food Group Inc.	11,300	150
*	GMO GlobalSign Holdings KK	1,422	150
	Musashino Bank Ltd.	10,100	150
*,^	Create Restaurants Holdings Inc.	28,600	150
	Daiichi Jitsugyo Co. Ltd.	4,200	149
	Tsurumi Manufacturing Co. Ltd.	8,800	148
	Aomori Bank Ltd.	6,700	148
	Shibaura Machine Co. Ltd.	7,400	148
	Exedy Corp.	11,700	147
	Future Corp.	8,600	147
	T-Gaia Corp.	8,000	147
	Maruzen Showa Unyu Co. Ltd.	5,000	147
	Nippon Carbon Co. Ltd.	4,200	146
	S-Pool Inc.	21,565	146
	Kaga Electronics Co. Ltd.	7,500	145
	Intage Holdings Inc.	15,800	145
	Hyakujushi Bank Ltd.	9,100	145
	Mitsuuroko Group Holdings Co. Ltd.	12,100	145
	Ringer Hut Co. Ltd.	6,700	145
	Sato Holdings Corp.	7,600	145
	Sanyo Chemical Industries Ltd.	3,400	144
^	Bank of Nagoya Ltd.	5,800	144
	Itochu Enex Co. Ltd.	15,300	144
	TBS Holdings Inc.	9,300	144
	Shin-Etsu Polymer Co. Ltd.	16,100	143
	Fukui Bank Ltd.	8,000	143
	Token Corp.	1,900	143
	Round One Corp.	18,200	143
	Nippon Signal Company Ltd.	16,400	143
	Alconix Corp.	10,019	142
	Fujicco Co. Ltd.	7,400	142
	Aida Engineering Ltd.	18,500	141
	Kisoji Co. Ltd.	6,000	141
	Avex Inc.	14,500	140
	Invincible Investment Corp.	437	140
	Monex Group Inc.	57,900	139
	Wakita & Co. Ltd.	13,400	139
	Pacific Industrial Co. Ltd.	13,800	139
	Nippon Kanzai Co. Ltd.	7,100	138
	Geo Holdings Corp.	9,300	138
	Osaka Soda Co. Ltd.	5,800	138
	Broadleaf Co. Ltd.	26,400	138
	Siix Corp.	11,600	137
	Saizeriya Co. Ltd.	7,900	137
	TechMatrix Corp.	6,400	136
	Plenus Co. Ltd.	8,300	136
	Mori Hills REIT Investment Corp.	110	135

64

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Sakai Moving Service Co. Ltd.	3,000	135
	TOMONY Holdings Inc.	44,900	135
	Inageya Co. Ltd.	7,747	135
	Chukyo Bank Ltd.	6,700	135
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	135
	Inabata & Co. Ltd.	11,600	135
	Yondoshi Holdings Inc.	7,900	135
	Hioki EE Corp.	3,800	134
	Mizuno Corp.	8,000	134
	Daito Pharmaceutical Co. Ltd.	3,500	134
	Daibiru Corp.	11,700	132
	Oiles Corp.	9,460	132
	Senshu Ikeda Holdings Inc.	86,400	132
	Miroku Jyoho Service Co. Ltd.	6,500	132
	Nitto Kogyo Corp.	7,100	131
	Nippon Steel Trading Corp.	4,600	131
	Topre Corp.	13,000	131
	ARTERIA Networks Corp.	8,300	131
	Sumida Corp.	16,634	131
	YAMABIKO Corp.	10,400	130
	Mitsubishi Shokuhin Co. Ltd.	5,000	130
	Media Do Co. Ltd.	1,830	129
*	Kappa Create Co. Ltd.	9,500	129
	Doutor Nichires Holdings Co. Ltd.	9,200	129
	Nippon Ceramic Co. Ltd.	5,300	129
	Toyo Construction Co. Ltd.	33,600	129
	Aichi Bank Ltd.	4,700	129
	Fujibo Holdings Inc.	3,700	129
	Japan Securities Finance Co. Ltd.	27,300	129
	Hokuetsu Corp.	38,700	128
	Hosiden Corp.	14,400	128
	Tenma Corp.	7,300	128
	Piolax Inc.	8,700	128
	Tsukui Holdings Corp.	25,500	127
	LEC Inc.	9,000	127
	Toppan Forms Co. Ltd.	13,100	126
	Miyazaki Bank Ltd.	5,800	125
	Bunka Shutter Co. Ltd.	15,800	124
	Shimizu Bank Ltd.	7,800	124
^	Shoei Foods Corp.	3,400	123
	SB Technology Corp.	3,600	123
	Tokyu Construction Co. Ltd.	27,800	122
	Shikoku Chemicals Corp.	11,100	122
	Yokohama Reito Co. Ltd.	15,100	122
*	KYB Corp.	5,900	122
	Obara Group Inc.	3,500	121
	ESPEC Corp.	7,500	121
	Tokai Corp.	6,200	121
	Star Micronics Co. Ltd.	9,000	121
	Fuji Co. Ltd.	6,500	120
	Mitsui-Soko Holdings Co. Ltd.	6,800	120
	AEON REIT Investment Corp.	106	120
	FULLCAST Holdings Co. Ltd.	8,066	120
	Macromill Inc.	19,300	120
	Fuji Media Holdings Inc.	12,400	119
	NIPPON REIT Investment Corp.	37	119
^	eRex Co. Ltd.	10,600	119
	Sanei Architecture Planning Co. Ltd.	7,200	119
*	Osaka Organic Chemical Industry Ltd.	4,500	119
	Fuso Pharmaceutical Industries Ltd.	4,700	119
	Ricoh Leasing Co. Ltd.	4,400	118
*,^	Leopalace21 Corp.	75,300	118
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	117
	Toenec Corp.	3,600	117

65

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Nagatanien Holdings Co. Ltd.	5,500	117
	Enigmo Inc.	8,700	117
	Tachi-S Co. Ltd.	11,500	116
	Hulic Reit Inc.	88	116
*	Istyle Inc.	33,400	116
	Elan Corp.	5,100	115
	Shimojima Co. Ltd.	9,000	115
	Kojima Co. Ltd.	17,300	115
	Taihei Dengyo Kaisha Ltd.	5,300	115
	Bank of Iwate Ltd.	5,100	114
	Matsuda Sangyo Co. Ltd.	8,300	114
	Daiwa Office Investment Corp.	21	114
*	Maxell Holdings Ltd.	10,900	114
	Konoike Transport Co. Ltd.	10,900	114
*	Nippon Sheet Glass Co. Ltd.	32,774	114
	Denyo Co. Ltd.	5,100	114
	TPR Co. Ltd.	9,500	114
	Press Kogyo Co. Ltd.	42,700	114
	Cawachi Ltd.	4,000	113
	Kurabo Industries Ltd.	6,300	113
	Modec Inc.	7,800	113
	Oita Bank Ltd.	4,900	113
	Seikagaku Corp.	12,300	113
	France Bed Holdings Co. Ltd.	14,000	113
	Katakura Industries Co. Ltd.	10,200	113
	Yamashin-Filter Corp.	9,851	113
	V Technology Co. Ltd.	2,600	111
	Daiwa Industries Ltd.	12,400	111
	Mars Group Holdings Corp.	7,200	111
	Key Coffee Inc.	5,400	110
	Dai-Dan Co. Ltd.	4,500	110
	Kenedix Office Investment Corp.	19	110
	Sintokogio Ltd.	15,900	110
	Anest Iwata Corp.	13,700	110
	Pacific Metals Co. Ltd.	7,100	110
	Furukawa Co. Ltd.	10,600	110
	DKK Co. Ltd.	4,400	109
	Hisaka Works Ltd.	12,900	109
	Rock Field Co. Ltd.	8,000	109
	Okabe Co. Ltd.	14,400	109
	Nippon Yakin Kogyo Co. Ltd.	7,549	109
	Nohmi Bosai Ltd.	5,000	108
	Zenrin Co. Ltd.	9,850	108
	Chofu Seisakusho Co. Ltd.	5,300	108
	Shinko Shoji Co. Ltd.	13,000	107
	Riso Kyoiku Co. Ltd.	36,600	107
	Marudai Food Co. Ltd.	6,800	107
^	Kitanotatsujin Corp.	22,900	107
	Computer Engineering & Consulting Ltd.	7,426	106
	SWCC Showa Holdings Co. Ltd.	9,500	106
	Dip Corp.	5,500	106
	Ines Corp.	7,400	106
	Mitsui Fudosan Logistics Park Inc.	22	105
	Tanseisha Co. Ltd.	15,500	105
	Japan Best Rescue System Co. Ltd.	10,955	105
	Itochu-Shokuhin Co. Ltd.	2,000	105
	Tsubaki Nakashima Co. Ltd.	14,100	104
	Jimoto Holdings Inc.	11,749	104
	Towa Corp.	8,951	104
	United Arrows Ltd.	7,600	103
	Unipres Corp.	13,300	103
	Noritake Co. Ltd.	3,500	103
	Yamanashi Chuo Bank Ltd.	12,600	103
	Pasona Group Inc.	6,700	103

66

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	EPS Holdings Inc.	11,300	102
	Bank of the Ryukyus Ltd.	12,400	102
	Tosei Corp.	10,200	102
*	Mitsuba Corp.	27,900	102
	Konishi Co. Ltd.	7,000	102
	Mitsuboshi Belting Ltd.	6,500	102
	Japan Cash Machine Co. Ltd.	20,500	101
	Toyo Tanso Co. Ltd.	6,000	101
	Pack Corp.	3,600	101
	Mimasu Semiconductor Industry Co. Ltd.	4,300	101
	Kanematsu Electronics Ltd.	2,500	101
	YA-MAN Ltd.	7,100	101
	Rokko Butter Co. Ltd.	6,200	101
	Nishio Rent All Co. Ltd.	5,200	101
*,^	KNT-CT Holdings Co. Ltd.	10,900	101
	Tayca Corp.	7,561	101
	Taki Chemical Co. Ltd.	1,600	101
	Starzen Co. Ltd.	2,700	100
	Yorozu Corp.	9,300	100
	SBS Holdings Inc.	4,400	100
	Kita-Nippon Bank Ltd.	5,500	100
	Nippon Koei Co. Ltd.	3,800	100
	JM Holdings Co. Ltd.	4,400	100
	Tamron Co. Ltd.	6,700	100
	Tachibana Eletech Co. Ltd.	6,100	100
	Sanyo Electric Railway Co. Ltd.	5,081	100
	Advan Co. Ltd.	8,200	100
	J-Oil Mills Inc.	2,800	99
*	Vector Inc.	11,600	99
*,^	FDK Corp.	11,600	99
*	Chiyoda Corp.	45,400	98
*	BrainPad Inc.	2,570	98
	TV Asahi Holdings Corp.	6,500	98
	Toa Corp.	5,500	98
*	Micronics Japan Co. Ltd.	9,900	98
	PAL GROUP Holdings Co. Ltd.	8,400	98
	Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	97
	Belluna Co. Ltd.	11,900	97
	Valqua Ltd.	5,800	97
	Meisei Industrial Co. Ltd.	12,500	96
*,^	Japan Display Inc.	196,500	96
	Goldcrest Co. Ltd.	7,500	96
	Fujiya Co. Ltd.	4,300	96
	Sumitomo Seika Chemicals Co. Ltd.	3,000	95
	Yamagata Bank Ltd.	7,700	95
	San ju San Financial Group Inc.	7,580	95
	Invesco Office J-Reit Inc.	761	94
^	Noritsu Koki Co. Ltd.	5,100	94
	Organo Corp.	1,800	94
	Riso Kagaku Corp.	7,800	94
	Bank of Saga Ltd.	7,600	94
	SRA Holdings	4,300	93
	Hodogaya Chemical Co. Ltd.	2,100	93
	Seiko Holdings Corp.	7,400	93
	Sodick Co. Ltd.	12,500	93
	Ateam Inc.	11,500	92
	Maezawa Kyuso Industries Co. Ltd.	4,300	92
	Arcland Service Holdings Co. Ltd.	4,800	92
	Zuiko Corp.	9,200	92
	Godo Steel Ltd.	5,000	92
	Kyodo Printing Co. Ltd.	3,900	91
	Kyokuyo Co. Ltd.	3,500	91
	Iino Kaiun Kaisha Ltd.	26,500	91
^	Tokyo Electron Device Ltd.	3,100	91

67

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Toho Zinc Co. Ltd.	4,600	90
	Rheon Automatic Machinery Co. Ltd.	9,280	90
	Weathernews Inc.	1,700	90
	Maxvalu Tokai Co. Ltd.	3,600	90
	Poletowin Pitcrew Holdings Inc.	10,300	90
	Nippon Television Holdings Inc.	8,500	90
	Nichiden Corp.	4,300	89
	Daiwa Securities Living Investments Corp.	91	89
	Honeys Holdings Co. Ltd.	9,560	89
	Ryobi Ltd.	8,200	89
	Matsuya Co. Ltd.	13,300	87
	ES-Con Japan Ltd.	10,700	87
	Mitsui Sugar Co. Ltd.	5,000	87
	ZIGExN Co. Ltd.	29,200	87
	Komatsu Matere Co. Ltd.	10,700	87
	Fujitsu Frontech Ltd.	5,900	87
	Sinko Industries Ltd.	6,159	86
	Nichiban Co. Ltd.	5,500	86
	Hoosiers Holdings	13,500	86
	Tonami Holdings Co. Ltd.	1,600	86
	FIDEA Holdings Co. Ltd.	87,900	85
	Futaba Industrial Co. Ltd.	16,800	85
	Tokyo Kiraboshi Financial Group Inc.	7,749	85
	G-Tekt Corp.	7,500	84
	Kenko Mayonnaise Co. Ltd.	5,000	84
	Riken Vitamin Co. Ltd.	5,700	84
	Daido Metal Co. Ltd.	17,300	84
	Toa Corp.	10,600	84
	Japan Medical Dynamic Marketing Inc.	3,957	84
	EM Systems Co. Ltd.	11,000	83
	TOC Co. Ltd.	13,600	83
	Hibiya Engineering Ltd.	5,100	82
	JP-Holdings Inc.	28,700	82
	Arakawa Chemical Industries Ltd.	7,400	82
	Sakai Chemical Industry Co. Ltd.	4,400	81
	Kanaden Corp.	6,100	81
	Gakken Holdings Co. Ltd.	6,000	81
	Sumitomo Densetsu Co. Ltd.	3,400	81
	Kanto Denka Kogyo Co. Ltd.	12,000	81
	Icom Inc.	3,100	81
	Optorun Co. Ltd.	4,100	81
*,^	Vision Inc.	9,300	81
	BeNEXT Group Inc.	8,600	81
	K&O Energy Group Inc.	5,800	80
	Mitsubishi Research Institute Inc.	2,200	80
	Koa Corp.	6,400	79
	Aichi Steel Corp.	3,300	79
	LIFULL Co. Ltd.	21,100	79
	Dai Nippon Toryo Co. Ltd.	8,500	79
	Nihon Nohyaku Co. Ltd.	17,100	79
*,^	Sagami Holdings Corp.	6,500	79
	Eagle Industry Co. Ltd.	9,900	79
	Osaki Electric Co. Ltd.	13,000	78
	Komori Corp.	12,200	78
	Nissei ASB Machine Co. Ltd.	2,000	78
^	I'll Inc.	6,000	77
	Toyo Kanetsu KK	3,600	77
	Sparx Group Co. Ltd.	35,700	77
	Takamiya Co. Ltd.	14,800	77
	Achilles Corp.	5,100	77
	ST Corp.	4,000	77
	Takasago International Corp.	3,900	76
	Riken Corp.	3,200	76
	Kamei Corp.	7,500	76

68

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
^	Alpha Systems Inc.	2,500	76
	IDOM Inc.	13,800	76
	World Holdings Co. Ltd.	3,700	75
	Shin Nippon Air Technologies Co. Ltd.	3,700	75
	Nitto Kohki Co. Ltd.	4,500	75
	Ichikoh Industries Ltd.	17,000	74
	VT Holdings Co. Ltd.	21,100	74
*	Mitsui E&S Holdings Co. Ltd.	23,300	74
^	Kanagawa Chuo Kotsu Co. Ltd.	2,000	74
	Gurunavi Inc.	12,400	74
	YAKUODO Holdings Co. Ltd.	3,000	74
^	Insource Co. Ltd.	2,800	73
	Airtrip Corp.	5,625	73
	Kyoei Steel Ltd.	5,800	73
	Corona Corp. Class A	8,100	73
	Amuse Inc.	3,000	73
	Tekken Corp.	3,900	73
	Sankyo Tateyama Inc.	8,200	73
	Stella Chemifa Corp.	2,600	73
	Takara Leben Co. Ltd.	26,000	73
	Marusan Securities Co. Ltd.	16,100	72
	OSJB Holdings Corp.	31,300	72
	Futaba Corp.	8,400	72
	Bando Chemical Industries Ltd.	13,100	72
	Japan Transcity Corp.	15,200	71
	Daikyonishikawa Corp.	12,800	71
	Financial Products Group Co. Ltd.	16,200	70
*	Nippon Chemi-Con Corp.	5,500	70
	Kitano Construction Corp.	2,900	70
	Hosokawa Micron Corp.	1,400	70
	Enplas Corp.	3,200	70
	World Co. Ltd.	5,500	70
	Osaka Steel Co. Ltd.	6,500	70
	Sinanen Holdings Co. Ltd.	2,400	70
	Mie Kotsu Group Holdings Inc.	15,900	69
	NS United Kaiun Kaisha Ltd.	5,100	69
	Akita Bank Ltd.	5,100	69
	Kurimoto Ltd.	3,900	69
^	Ohara Inc.	5,800	69
	Sourcenext Corp.	24,700	69
	Sun Frontier Fudousan Co. Ltd.	8,500	68
	PIA Corp.	2,500	68
*	Aoyama Trading Co. Ltd.	14,200	68
	GCA Corp.	10,800	68
	RS Technologies Co. Ltd.	2,000	67
	Daiken Corp.	3,600	67
	Fukui Computer Holdings Inc.	2,200	67
	Nihon Tokushu Toryo Co. Ltd.	7,500	67
	Tv Tokyo Holdings Corp.	3,000	67
*	Sanyo Special Steel Co. Ltd.	6,800	67
^	PC Depot Corp.	10,920	67
	Onward Holdings Co. Ltd.	34,000	67
	Feed One Co. Ltd.	7,580	66
	Yahagi Construction Co. Ltd.	8,200	66
	Ebase Co. Ltd.	7,100	66
	Central Security Patrols Co. Ltd.	2,119	66
	Takamatsu Construction Group Co. Ltd.	3,200	66
	St. Marc Holdings Co. Ltd.	4,600	66
*	Kourakuen Holdings Corp.	4,200	65
*,^	Atrae Inc.	2,500	65
	Foster Electric Co. Ltd.	5,600	64
	Paris Miki Holdings Inc.	24,200	64
	CI Takiron Corp.	10,000	64
	NichiiGakkan Co. Ltd.	4,000	64

69

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	JDC Corp.	12,200	63
	Shibusawa Warehouse Co. Ltd.	3,300	63
	Asahi Co. Ltd.	3,800	63
	KAWADA TECHNOLOGIES Inc.	1,500	63
	Fixstars Corp.	6,600	62
	Towa Bank Ltd.	9,400	62
	MTI Ltd.	7,000	62
*,^	RPA Holdings Inc.	8,948	62
	FAN Communications Inc.	13,700	61
	Hito Communications Holdings Inc.	4,700	61
	Digital Holdings Inc.	4,895	61
	Michinoku Bank Ltd.	5,500	61
	Happinet Corp.	4,500	60
	G-7 Holdings Inc.	2,600	60
	Kyosan Electric Manufacturing Co. Ltd.	15,000	60
	Shikoku Bank Ltd.	8,700	59
	Canon Electronics Inc.	4,300	59
	Union Tool Co.	2,000	59
	Qol Holdings Co. Ltd.	5,400	59
	Link And Motivation Inc.	15,500	59
	CTS Co. Ltd.	6,679	58
	Alpen Co. Ltd.	3,000	58
	Hochiki Corp.	5,000	58
	Riken Technos Corp.	15,200	58
	Asahi Diamond Industrial Co. Ltd.	12,600	58
	Fuji Pharma Co. Ltd.	5,200	58
	Hakuto Co. Ltd.	5,492	58
	Nissin Sugar Co. Ltd.	3,300	57
	Fukuda Corp.	1,200	57
	Teikoku Electric Manufacturing Co. Ltd.	5,900	57
	Tochigi Bank Ltd.	33,000	57
	Marvelous Inc.	7,600	57
	JVCKenwood Corp.	42,200	57
	ASAHI YUKIZAI Corp.	4,400	57
	Furuno Electric Co. Ltd.	5,100	57
	Elematec Corp.	6,200	57
	Iseki & Co. Ltd.	4,400	57
	Halows Co. Ltd.	1,800	57
	JAC Recruitment Co. Ltd.	4,700	56
	Matsuyafoods Holdings Co. Ltd.	1,700	56
	Kenedix Residential Next Investment Corp.	34	56
	Itoki Corp.	17,000	55
	Oyo Corp.	4,800	55
*,^	Open Door Inc.	4,800	55
	Comforia Residential REIT Inc.	19	54
	Jamco Corp.	9,600	54
*	Unitika Ltd.	16,400	54
	Onoken Co. Ltd.	4,800	53
	Nippon Parking Development Co. Ltd.	43,500	53
	Neturen Co. Ltd.	11,600	53
	Nissin Corp.	3,800	53
	Chiyoda Integre Co. Ltd.	3,600	53
	Hokkaido Gas Co. Ltd.	3,700	53
*	Topy Industries Ltd.	5,000	52
	Kintetsu Department Store Co. Ltd.	1,700	52
	Torishima Pump Manufacturing Co. Ltd.	6,900	52
	Koshidaka Holdings Co. Ltd.	13,904	52
	Nittetsu Mining Co. Ltd.	1,200	52
	BRONCO BILLY Co. Ltd.	2,400	52
	Studio Alice Co. Ltd.	2,800	52
	Tsutsumi Jewelry Co. Ltd.	2,300	52
*	Nichireki Co. Ltd.	3,200	52
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	51
	Krosaki Harima Corp.	1,900	51

70

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ryoden Corp.	3,500	51
	Koatsu Gas Kogyo Co. Ltd.	7,000	51
	Chiyoda Co. Ltd.	5,800	51
*	W-Scope Corp.	8,000	51
	Moriroku Holdings Co. Ltd.	2,900	51
	Frontier Real Estate Investment Corp.	15	50
*	COOKPAD Inc.	13,700	50
	Nippon Thompson Co. Ltd.	15,000	50
^	Sanoh Industrial Co. Ltd.	8,600	50
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	50
	Daikokutenbussan Co. Ltd.	900	49
	Tsukuba Bank Ltd.	28,800	49
	Daisyo Corp.	4,700	49
	Aichi Corp.	5,600	48
	SMK Corp.	1,900	48
	Xebio Holdings Co. Ltd.	7,400	48
	Fujikura Kasei Co. Ltd.	10,600	48
	Wowow Inc.	1,800	47
	Premier Investment Corp.	43	47
	Melco Holdings Inc.	1,800	47
	Takaoka Toko Co. Ltd.	4,800	46
	Sankyo Seiko Co. Ltd.	11,500	46
	Tokyo Energy & Systems Inc.	6,000	46
	Shindengen Electric Manufacturing Co. Ltd.	2,400	46
	Yomiuri Land Co. Ltd.	1,100	46
	Juki Corp.	10,700	45
	Akatsuki Inc.	1,000	45
	NEC Capital Solutions Ltd.	2,600	44
	Toho Titanium Co. Ltd.	7,300	44
^	J Trust Co. Ltd.	20,500	44
	Kyokuto Securities Co. Ltd.	6,700	43
	Shinnihon Corp.	5,200	43
	Cosel Co. Ltd.	4,500	43
	CMK Corp.	9,600	43
	Japan Excellent Inc.	39	43
^	Hoshino Resorts REIT Inc.	9	42
	Aeon Fantasy Co. Ltd.	2,200	42
	Yushin Precision Equipment Co. Ltd.	6,400	42
	Yurtec Corp.	7,000	42
	Nihon Chouzai Co. Ltd.	2,600	42
^	Shin Nippon Biomedical Laboratories Ltd.	6,500	42
	CAC Holdings Corp.	3,300	41
	Mori Trust Sogo Reit Inc.	34	41
	Artnature Inc.	7,000	41
	Okura Industrial Co. Ltd.	2,400	40
	CONEXIO Corp.	3,300	40
	Chuo Spring Co. Ltd.	1,400	39
	WATAMI Co. Ltd.	4,300	39
	Hokkan Holdings Ltd.	3,000	38
	Tosho Co. Ltd.	3,300	38
	AOKI Holdings Inc.	8,800	38
	CMIC Holdings Co. Ltd.	3,100	38
*,^	Laox Co. Ltd.	23,300	38
	Tomoku Co. Ltd.	2,400	38
	Yonex Co. Ltd.	6,700	38
	Proto Corp.	3,500	38
	Central Sports Co. Ltd.	1,750	37
	Kamakura Shinsho Ltd.	3,700	37
	Fujita Kanko Inc.	2,500	36
	Kasai Kogyo Co. Ltd.	10,600	35
	MCUBS MidCity Investment Corp	49	35
	Aisan Industry Co. Ltd.	7,900	34
	Sac's Bar Holdings Inc.	6,500	34
	DKS Co. Ltd.	800	33

71

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	JSP Corp.	2,300	33
	Ministop Co. Ltd.	2,600	33
	Global One Real Estate Investment Corp.	36	32
	Shinwa Co. Ltd.	1,800	32
	I-PEX Inc.	1,800	32
	Roland DG Corp.	2,600	32
	Ichigo Office REIT Investment Corp.	48	31
	Toa Oil Co. Ltd.	1,800	31
*	OSAKA Titanium Technologies Co. Ltd.	4,100	30
	WDB Holdings Co. Ltd.	1,040	30
	Sumitomo Riko Co. Ltd.	5,900	30
	Tokyu REIT Inc.	22	30
	Sekisui Kasei Co. Ltd.	5,500	29
	Nihon Trim Co. Ltd.	800	29
*	Akebono Brake Industry Co. Ltd.	21,900	29
	Fukuoka REIT Corp.	24	29
	Chori Co. Ltd.	1,900	29
	Gecoss Corp.	3,200	28
	Hankyu Hanshin REIT Inc.	25	28
*	Nippon Sharyo Ltd.	1,200	27
	Mitsubishi Paper Mills Ltd.	8,500	25
*	KLab Inc.	3,100	25
*	CHIMNEY Co. Ltd.	2,100	25
	Mirai Corp.	71	25
	Maezawa Kasei Industries Co. Ltd.	2,600	24
	Mitsubishi Estate Logistics REIT Investment Corp.	6	24
	Aiphone Co. Ltd.	1,700	24
*	Funai Electric Co. Ltd.	5,700	24
	Heiwa Real Estate REIT Inc.	22	24
	Taisei Lamick Co. Ltd.	900	23
	Cleanup Corp.	5,000	23
	Taiho Kogyo Co. Ltd.	4,500	23
	SOSiLA Logistics REIT Inc.	17	22
	Kato Works Co. Ltd.	2,200	21
	Ichiyoshi Securities Co. Ltd.	5,200	21
	Kenedix Retail REIT Corp.	10	19
	Nippon Coke & Engineering Co. Ltd.	28,400	18
	Nakayama Steel Works Ltd.	5,000	17
	Itochu Advance Logistics Investment Corp.	12	16
	One REIT Inc.	7	16
	Toyo Corp.	1,700	15
	Ishihara Sangyo Kaisha Ltd.	2,300	15
	CRE Logistics REIT Inc.	9	13
	Takara Leben Real Estate Investment Corp.	15	12
	Starts Proceed Investment Corp.	6	11
*	Gunosy Inc.	1,500	11
	Seika Corp.	800	10
	Linical Co. Ltd.	1,300	9
	Tokyo Rakutenchi Co. Ltd.	200	8
	Nisso Corp.	1,000	7
	Samty Residential Investment Corp.	6	6
	Mori Trust Hotel Reit Inc.	5	5
	Kitagawa Corp.	200	2
	Meiko Network Japan Co. Ltd.	300	2
			1,473,308
Kuwait (0.1%)
	National Bank of Kuwait SAKP	2,311,326	6,386
	Kuwait Finance House KSCP	1,396,793	3,007
	Mobile Telecommunications Co. KSC	767,489	1,464
	Ahli United Bank BSC	1,821,559	1,401
	Agility Public Warehousing Co. KSC	352,962	765
	Boubyan Bank KSCP	330,516	642
	Gulf Bank KSCP	596,345	431
	Mabanee Co. SAK	183,453	389

72

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Humansoft Holding Co. KSC	29,876	284
*	Warba Bank KSCP	320,991	251
	Boubyan Petrochemicals Co. KSCP	131,961	231
	Kuwait Projects Co. Holding KSCP	352,864	179
	National Industries Group Holding SAK	266,989	158
	Burgan Bank SAK	221,309	150
	Kuwait International Bank KSCP	214,350	144
	Integrated Holding Co. KCSC	64,389	77
*	Alimtiaz Investment Group KSC	142,055	46
			16,005
Luxembourg (0.0%)
	Tenaris SA ADR	28,752	275

Malaysia (0.2%)
	Public Bank Bhd. (Local)	1,075,446	3,902
	Top Glove Corp. Bhd.	1,782,600	3,677
	Malayan Banking Bhd.	2,113,681	3,559
	Tenaga Nasional Bhd.	1,374,374	3,155
	Hartalega Holdings Bhd.	507,800	2,203
	CIMB Group Holdings Bhd.	2,509,852	1,781
	Sime Darby Plantation Bhd.	1,267,275	1,476
	Dialog Group Bhd.	1,630,748	1,452
	Petronas Chemicals Group Bhd.	1,024,989	1,444
*	Supermax Corp. Bhd.	558,446	1,275
	IHH Healthcare Bhd.	1,064,020	1,273
	DiGi.Com Bhd.	1,279,800	1,161
	IOI Corp. Bhd.	1,115,540	1,155
	Axiata Group Bhd.	1,569,551	1,107
	Maxis Bhd.	943,500	1,090
	PPB Group Bhd.	237,240	1,074
	Kuala Lumpur Kepong Bhd.	167,800	856
	Press Metal Aluminium Holdings Bhd.	624,280	826
	Hong Leong Bank Bhd.	223,000	795
	Kossan Rubber Industries	439,000	793
	MISC Bhd.	497,756	790
	Petronas Gas Bhd.	200,100	759
	Sime Darby Bhd.	1,180,575	685
	Nestle Malaysia Bhd.	20,300	681
	Gamuda Bhd.	819,200	657
	Genting Bhd.	786,600	561
	RHB Bank Bhd.	542,850	552
	Petronas Dagangan Bhd.	133,200	552
	Telekom Malaysia Bhd.	527,100	531
	QL Resources Bhd.	335,490	508
	Genting Malaysia Bhd.	1,032,900	497
	AMMB Holdings Bhd.	676,400	464
	Inari Amertron Bhd.	660,775	404
	HAP Seng Consolidated Bhd.	225,100	397
	Bursa Malaysia Bhd.	201,650	391
	TIME dotCom Bhd.	120,400	373
	Genting Plantations Bhd.	153,200	362
	IJM Corp. Bhd.	1,121,820	362
	Hong Leong Financial Group Bhd.	95,942	326
	Westports Holdings Bhd.	336,100	315
	Fraser & Neave Holdings Bhd.	40,700	309
	Malaysia Airports Holdings Bhd.	297,600	300
	VS Industry Bhd.	522,000	294
	Pentamaster Corp. Bhd.	219,300	266
*	YTL Corp. Bhd.	1,490,412	260
	My EG Services Bhd.	742,250	246
	Sunway REIT	687,800	237
	Frontken Corp. Bhd.	271,700	230
	Carlsberg Brewery Malaysia Bhd.	48,500	216
	Malakoff Corp. Bhd.	956,400	213

73

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	IGB REIT	514,400	207
	Alliance Bank Malaysia Bhd.	384,000	202
	Sunway Bhd.	603,116	195
	Axis REIT	380,700	192
	Yinson Holdings Bhd.	169,900	187
	KPJ Healthcare Bhd.	816,700	167
	Mega First Corp. Bhd.	99,400	166
	DRB-Hicom Bhd.	333,800	153
	Sime Darby Property Bhd.	1,147,475	149
	Scientex Bhd.	50,900	146
	Serba Dinamik Holdings Bhd.	386,126	142
	FGV Holdings Bhd.	532,700	136
	Magnum Bhd.	267,549	129
	Berjaya Sports Toto Bhd.	275,256	125
	British American Tobacco Malaysia Bhd.	51,300	125
	Malaysia Building Society Bhd.	1,037,300	122
*	Sapura Energy Bhd.	5,008,900	121
	IOI Properties Group Bhd.	560,800	116
[1]	Astro Malaysia Holdings Bhd.	557,587	98
	Sunway Construction Group Bhd.	217,094	95
	Bermaz Auto Bhd.	320,120	90
	Syarikat Takaful Malaysia Keluarga Bhd.	87,200	89
	SP Setia Bhd Group	482,100	80
[1]	Lotte Chemical Titan Holding Bhd.	159,300	80
	Padini Holdings Bhd.	151,000	76
	ViTrox Corp. Bhd.	21,400	73
*	AirAsia Group Bhd.	547,700	72
	AEON Credit Service M Bhd.	32,900	72
*	UEM Sunrise Bhd.	780,000	69
	Pavilion REIT	203,500	68
*	Bumi Armada Bhd.	1,238,050	66
	Cahya Mata Sarawak Bhd.	244,700	64
	Malaysian Resources Corp. Bhd.	667,900	60
*	Berjaya Corp. Bhd.	1,148,433	52
	Leong Hup International Bhd.	321,800	52
*	Velesto Energy Bhd.	1,473,763	41
*	Muhibbah Engineering M Bhd.	220,100	39
*	WCT Holdings Bhd.	336,279	30
*	Pos Malaysia Bhd.	77,300	17
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	6
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	97,620	4
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	3
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	3
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	2
			50,973
Malta (0.0%)
*,§	Bgp Holdings plc Rts	197,753	—

Mexico (0.2%)
	America Movil SAB de CV	10,622,175	6,465
*	Grupo Financiero Banorte SAB de CV	1,032,803	4,601
	Wal-Mart de Mexico SAB de CV	1,856,859	4,486
	Fomento Economico Mexicano SAB de CV	660,966	3,543
	Grupo Mexico SAB de CV Class B	1,129,283	3,208
	Cemex SAB de CV	5,259,402	2,172
	Grupo Bimbo SAB de CV Class A	822,000	1,588
	Grupo Elektra SAB DE CV	22,369	1,267
	Grupo Aeroportuario del Pacifico SAB de CV Class B	132,450	1,102
*	Grupo Televisa SAB	785,734	994
	Fibra Uno Administracion SA de CV	1,109,773	841
	Gruma SAB de CV Class B	75,260	800
	Industrias Penoles SAB de CV	45,078	718
	Coca-Cola Femsa SAB de CV	183,700	696
	Arca Continental SAB de CV	155,900	679

74

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Grupo Aeroportuario del Sureste SAB de CV Class B	57,731	667
	Infraestructura Energetica Nova SAB de CV	198,809	665
	Orbia Advance Corp. SAB de CV	362,994	642
	Alfa SAB de CV Class A	959,000	641
*	Grupo Financiero Inbursa SAB de CV	744,500	551
[1]	GMexico Transportes SAB de CV	435,700	516
*	Grupo Aeroportuario del Centro Norte SAB de CV	108,700	491
	Promotora y Operadora de Infraestructura SAB de CV	72,432	475
	Kimberly-Clark de Mexico SAB de CV Class A	313,800	466
*	Telesites SAB de CV	417,065	385
	Becle SAB de CV	173,900	365
	PLA Administradora Industrial S de RL de CV	264,186	363
	Bolsa Mexicana de Valores SAB de CV	178,300	362
	Prologis Property Mexico SA de CV	172,627	346
	Megacable Holdings SAB de CV	103,462	328
	Corp Inmobiliaria Vesta SAB de CV	184,001	296
	Grupo Carso SAB de CV	151,230	280
	Qualitas Controladora SAB de CV	68,064	272
	Grupo Cementos de Chihuahua SAB de CV	53,800	271
*	Axtel SAB de CV	725,800	271
[1]	Macquarie Mexico Real Estate Management SA de CV	231,400	266
	La Comer SAB de CV	143,580	261
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	269,300	211
*	Genomma Lab Internacional SAB de CV Class B	233,863	207
*	El Puerto de Liverpool SAB de CV	70,400	189
*	Regional SAB de CV	68,100	184
	Grupo Herdez SAB de CV	103,100	183
*,1	Banco del Bajio SA	218,400	181
	Industrias Bachoco SAB de CV Class B	56,689	178
*	Alsea SAB de CV	181,000	156
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	208,700	154
	Grupo Comercial Chedraui SA de CV	119,700	151
	Grupo Lala SAB de CV	224,900	138
*	Credito Real SAB de CV SOFOM ER	180,600	95
[1]	Nemak SAB de CV	299,800	92
*	Gentera SAB de CV	391,800	92
	Alpek SAB de CV	100,700	75
	Grupo Rotoplas SAB de CV	61,817	53
			44,679
Netherlands (1.1%)
	ASML Holding NV	140,617	50,876
^	Unilever NV	512,125	28,871
*,1	Adyen NV	9,444	15,873
	Prosus NV	153,093	15,284
	Koninklijke Philips NV	322,915	14,956
	Koninklijke Ahold Delhaize NV	377,899	10,360
	Koninklijke DSM NV	60,732	9,713
*	ING Groep NV	1,389,463	9,518
	Wolters Kluwer NV	94,277	7,633
	Heineken NV	84,114	7,446
	Akzo Nobel NV	67,764	6,518
	NN Group NV	110,213	3,836
*	ArcelorMittal SA	250,265	3,394
	Koninklijke KPN NV	1,196,226	3,231
	Heineken Holding NV	38,150	2,940
	ASM International NV	17,351	2,478
	Imcd NV	19,931	2,307
*	Randstad NV	41,534	2,072
*	Galapagos NV	17,114	2,000
	Unibail-Rodamco-Westfield	46,595	1,886
	Aegon NV	620,474	1,669
*,1	Signify NV	44,414	1,576
	ASR Nederland NV	51,392	1,560
*,1	Just Eat Takeaway.com NV (XAMS)	11,464	1,275

75

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Koninklijke Vopak NV	23,239	1,207
*,1	ABN AMRO Bank NV	142,996	1,175
	Aalberts NV	33,882	1,137
	SBM Offshore NV	62,392	1,008
	BE Semiconductor Industries NV	24,566	990
	Corbion NV	21,203	963
*	Altice Europe NV	156,121	768
*	JDE Peet's BV	21,302	759
*	Boskalis Westminster	30,845	620
*	Arcadis NV	25,674	597
*	PostNL NV	152,497	506
	TKH Group NV	14,836	478
[1]	Intertrust NV	30,485	473
*,1	GrandVision NV	16,627	462
	Aperam SA	15,396	413
*	Oci NV	33,889	406
[1]	Flow Traders	8,772	288
*,1	Basic-Fit NV	11,512	279
*	Altice Europe NV Class B	45,913	227
	Nsi NV	5,963	188
*	Accell Group NV	6,808	184
	Eurocommercial Properties NV	16,497	180
*	Sligro Food Group NV	12,587	180
^	Wereldhave NV	16,890	157
	AMG Advanced Metallurgical Group NV	8,622	155
*,1	NIBC Holding NV	17,923	154
	Vastned Retail NV	5,721	151
*	TomTom NV	21,048	141
	ForFarmers NV	20,499	120
*,^	Koninklijke BAM Groep NV	90,114	112
*,^	Fugro NV	25,536	97
[1]	B&S Group Sarl	7,543	50
*	Brunel International NV	4,071	29
			221,926
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	202,908	4,694
*	a2 Milk Co. Ltd.	265,826	2,574
	Spark New Zealand Ltd.	657,190	1,950
*	Auckland International Airport Ltd.	416,776	1,928
	Meridian Energy Ltd.	451,718	1,583
	Ryman Healthcare Ltd.	144,055	1,333
	Contact Energy Ltd.	239,398	1,167
	Mercury NZ Ltd.	244,972	866
	Chorus Ltd.	154,106	857
*	Fletcher Building Ltd.	295,600	801
	Goodman Property Trust	394,176	647
	EBOS Group Ltd.	35,516	605
	Summerset Group Holdings Ltd.	84,273	579
	Infratil Ltd.	158,752	569
	SKYCITY Entertainment Group Ltd.	243,992	451
	Kiwi Property Group Ltd.	539,866	439
	Precinct Properties New Zealand Ltd.	360,680	422
*	Pushpay Holdings Ltd.	64,358	387
	Genesis Energy Ltd.	170,055	349
	Freightways Ltd.	48,884	271
	Vital Healthcare Property Trust	137,358	264
	Z Energy Ltd.	126,387	236
	Argosy Property Ltd.	241,398	222
*	Arvida Group Ltd.	186,777	216
	Vector Ltd.	77,157	214
*	Kathmandu Holdings Ltd.	240,079	185
	Oceania Healthcare Ltd.	182,960	163
	Heartland Group Holdings Ltd.	168,409	149
*	Air New Zealand Ltd.	150,439	141

76

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Synlait Milk Ltd.	35,408	125
	Scales Corp. Ltd.	31,347	105
*	Vista Group International Ltd.	84,194	84
*	Tourism Holdings Ltd.	38,634	57
*	SKY Network Television Ltd.	558,800	55
*	Restaurant Brands New Zealand Ltd.	6,016	47
*	New Zealand Refining Co. Ltd.	49,576	18
			24,753
Norway (0.2%)
*	Dnb ASA	376,202	5,080
	Equinor ASA	340,029	4,339
	Telenor ASA	228,077	3,524
	Orkla ASA	280,536	2,648
	Mowi ASA	157,216	2,484
	Yara International ASA	60,654	2,123
	TOMRA Systems ASA	39,932	1,613
*	Norsk Hydro ASA	471,218	1,324
*	Schibsted ASA Class A	30,543	1,249
*	Adevinta ASA Class B	77,481	1,199
*	Schibsted ASA Class B	31,735	1,145
	Gjensidige Forsikring ASA	59,196	1,128
*	Bakkafrost P/F	17,932	1,026
[1]	Scatec Solar ASA	45,588	1,008
*	Salmar ASA	19,300	980
*	Nel ASA	441,165	844
*	Storebrand ASA	156,427	825
[1]	Entra ASA	55,845	730
	Aker BP ASA	36,218	564
*	Subsea 7 SA	82,892	550
	Borregaard ASA	35,816	480
*	SpareBank 1 SR-Bank ASA	59,243	472
*	Nordic Semiconductor ASA	44,371	467
	Kongsberg Gruppen ASA	28,481	463
	Leroy Seafood Group ASA	89,797	422
*	Veidekke ASA	34,585	399
	SpareBank 1 SMN	43,666	377
*	Norwegian Finans Holding ASA	51,170	369
	TGS NOPEC Geophysical Co. ASA	37,533	346
*	Atea ASA	27,198	316
	Aker ASA	7,472	301
*	Golar LNG Ltd.	30,900	233
	Austevoll Seafood ASA	31,649	216
	Frontline Ltd.	34,474	191
*,1	Sbanken ASA	25,515	163
[1]	Elkem ASA	75,776	161
	Grieg Seafood ASA	19,835	140
	BW Offshore Ltd.	54,136	130
[1]	BW LPG Ltd.	23,866	104
	Norway Royal Salmon ASA	4,402	95
*	Dno ASA	188,320	78
*	Bonheur ASA	3,537	75
	Stolt-Nielsen Ltd.	7,735	72
*	BW Energy Ltd.	44,486	69
	Sparebank 1 Oestlandet	7,478	67
	Wallenius Wilhelmsen ASA	33,878	65
	Ocean Yield ASA	18,726	42
			40,696
Pakistan (0.0%)
*	Lucky Cement Ltd.	52,200	219
*	Pakistan State Oil Co. Ltd.	171,596	213
*	Hub Power Co. Ltd.	384,498	196
	MCB Bank Ltd.	180,931	188

77

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Engro Corp. Ltd.	99,000	188
	Habib Bank Ltd.	213,200	173
	Fauji Fertilizer Co. Ltd.	227,400	150
	Pakistan Petroleum Ltd.	260,712	136
	Pakistan Oilfields Ltd.	53,810	108
	Oil & Gas Development Co. Ltd.	177,400	105
	Bank Alfalah Ltd.	506,250	104
	Engro Fertilizers Ltd.	189,840	76
	Millat Tractors Ltd.	11,492	66
	United Bank Ltd.	95,600	65
	Searle Co. Ltd.	43,072	65
	Nishat Mills Ltd.	116,000	61
*	DG Khan Cement Co. Ltd.	90,500	61
*	Fauji Cement Co. Ltd.	448,621	59
	Kot Addu Power Co. Ltd.	303,500	53
	SUI Northern Gas Pipeline	129,900	45
*	SUI Southern Gas Co. Ltd.	454,500	42
*	National Bank of Pakistan	103,000	25
			2,398
Peru (0.0%)
	Credicorp Ltd. (XLIM)	6,433	734
	Cia de Minas Buenaventura SAA ADR	141	2
			736
Philippines (0.1%)
	SM Investments Corp.	173,253	3,398
	SM Prime Holdings Inc.	3,159,250	2,200
	Ayala Land Inc.	2,776,700	1,890
	Ayala Corp.	114,915	1,811
	JG Summit Holdings Inc.	1,092,493	1,449
	BDO Unibank Inc.	701,864	1,285
	Bank of the Philippine Islands	644,640	978
	PLDT Inc.	32,110	876
	International Container Terminal Services Inc.	368,810	875
	Universal Robina Corp.	303,660	864
	Manila Electric Co.	100,695	624
	Metropolitan Bank & Trust Co.	610,769	513
	Jollibee Foods Corp.	130,700	458
	Metro Pacific Investments Corp.	5,426,300	449
	Globe Telecom Inc.	10,105	423
	San Miguel Food and Beverage Inc.	271,770	359
	GT Capital Holdings Inc.	34,975	310
	Security Bank Corp.	156,060	310
	Puregold Price Club Inc.	360,980	308
	Robinsons Retail Holdings Inc.	211,970	281
*	Megaworld Corp.	4,417,900	276
	Aboitiz Power Corp.	483,820	270
*	Alliance Global Group Inc.	1,458,100	239
	San Miguel Corp.	113,200	238
	Robinsons Land Corp.	753,861	233
	LT Group Inc.	785,600	187
	Bloomberry Resorts Corp.	925,300	135
	First Gen Corp.	228,650	135
	DMCI Holdings Inc.	1,475,900	134
	Wilcon Depot Inc.	443,500	131
	Century Pacific Food Inc.	394,200	126
*	Manila Water Co. Inc.	427,700	124
	Nickel Asia Corp.	1,574,100	122
	D&L Industries Inc.	751,700	97
	Vista Land & Lifescapes Inc.	1,181,800	82
	Semirara Mining & Power Corp.	367,836	80
	Filinvest Land Inc.	3,219,000	65
*,1	CEMEX Holdings Philippines Inc.	1,282,312	42
*	Cebu Air Inc.	45,640	37

78

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Altus Property Ventures Inc.	4,354	1
			22,415
Poland (0.1%)
*	CD Projekt SA	23,165	1,967
*	KGHM Polska Miedz SA	50,236	1,503
*	Powszechna Kasa Oszczednosci Bank Polski SA	302,121	1,449
*,1	Allegro.eu SA	54,933	1,116
*	Powszechny Zaklad Ubezpieczen SA	203,978	1,115
	Polski Koncern Naftowy ORLEN SA	114,404	1,103
*,1	Dino Polska SA	17,151	943
	Polskie Gornictwo Naftowe i Gazownictwo SA	594,343	627
	Cyfrowy Polsat SA	94,224	588
*	Bank Polska Kasa Opieki SA	53,119	568
[1]	PLAY Communications SA	50,756	498
*	Orange Polska SA	271,666	418
*	Lpp SA	277	367
	Asseco Poland SA	19,701	319
*	Santander Bank Polska SA	9,524	297
*	PGE Polska Grupa Energetyczna SA	252,332	288
	Grupa Lotos SA	32,771	231
*	Kruk SA	6,082	173
	Kernel Holding SA	15,618	152
*	Tauron Polska Energia SA	300,511	132
*	mBank SA	4,232	124
*	Bank Millennium SA	216,585	118
	Warsaw Stock Exchange	9,251	101
*	Ciech SA	13,778	91
*,^	Alior Bank SA	31,349	90
*,^	AmRest Holdings SE	24,770	86
*	Ccc SA	8,708	85
*	Bank Handlowy w Warszawie SA	11,626	81
*	Eurocash SA	25,178	74
*	Grupa Azoty SA	12,412	64
*	Enea SA	55,620	64
*	Jastrzebska Spolka Weglowa SA	13,779	53
*	Energa SA	25,131	53
			14,938
Portugal (0.1%)
	EDP - Energias de Portugal SA	994,449	4,905
	Galp Energia SGPS SA	185,957	1,510
	Jeronimo Martins SGPS SA	88,483	1,405
	EDP Renovaveis SA	55,957	1,064
	REN - Redes Energeticas Nacionais SGPS SA	129,114	339
	Nos Sgps SA	74,161	255
*	Banco Comercial Portugues SA	2,568,762	226
	Sonae SGPS SA	292,736	173
	Navigator Co. SA	69,036	152
	Altri SGPS SA	31,778	123
*	CTT-Correios de Portugal SA	47,438	116
	Corticeira Amorim SGPS SA	8,976	103
*,^	Mota-Engil SGPS SA	46,843	60
	Semapa-Sociedade de Investimento e Gestao	7,423	56
*	Banco Espirito Santo SA	428,634	—
			10,487
Qatar (0.1%)
	Qatar National Bank QPSC	1,552,532	7,538
	Qatar Islamic Bank SAQ	405,113	1,804
	Industries Qatar QSC	709,452	1,751
	Masraf Al Rayan QSC	1,263,410	1,489
	Commercial Bank PSQC	729,582	855
	Qatar Fuel QSC	179,737	849
	Qatar Electricity & Water Co. QSC	180,720	827
	Mesaieed Petrochemical Holding Co.	1,527,561	782

79

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Qatar Gas Transport Co. Ltd.	907,220	669
	Barwa Real Estate Co.	670,165	614
	Qatar International Islamic Bank QSC	261,104	593
	Ooredoo QPSC	302,832	549
*	Doha Bank QPSC	544,172	363
	Qatar Insurance Co. SAQ	508,720	320
*	Ezdan Holding Group QSC	611,170	284
	United Development Co. QSC	604,560	245
	Qatar Aluminum Manufacturing Co.	927,410	222
	Vodafone Qatar QSC	578,060	205
	Al Meera Consumer Goods Co. QSC	34,334	188
	Medicare Group	56,678	134
*	Gulf International Services QSC	282,740	120
			20,401
Romania (0.0%)
	Banca Transilvania SA	1,594,705	723

Russia (0.3%)
	LUKOIL PJSC ADR	135,367	6,926
	Sberbank of Russia PJSC ADR	622,780	6,296
	Gazprom PJSC ADR	1,408,805	5,397
	Novatek PJSC	360,604	4,341
	MMC Norilsk Nickel PJSC ADR	177,441	4,229
	Sberbank of Russia PJSC	815,221	2,066
	Rosneft Oil Co. PJSC GDR	416,548	1,818
	Tatneft PJSC ADR	54,709	1,700
	Surgutneftegas PJSC ADR (XLON)	407,594	1,674
	Polyus PJSC GDR	16,780	1,650
	Gazprom PJSC	844,121	1,645
	Mobile TeleSystems PJSC	312,742	1,227
	Severstal PAO	69,699	955
	AK Transneft OAO Preference Shares	551	917
	Tatneft PJSC	174,897	905
	Novolipetsk Steel PJSC	381,199	894
	Moscow Exchange MICEX-RTS PJSC	517,955	875
	Inter RAO UES PJSC	12,450,172	798
	Magnit PJSC (MISX)	13,285	791
	Alrosa PJSC	872,960	786
	Magnit PJSC (XLON)	55,799	770
	Sberbank of Russia PJSC ADR (XLON)	71,576	723
	Rostelecom PJSC	404,643	473
	VTB Bank PJSC GDR	544,162	423
	Tatneft PAO Preference Shares	77,196	387
	PhosAgro PJSC GDR	33,457	385
	RusHydro PJSC	41,855,242	381
[1]	Detsky Mir PJSC	260,150	361
*	United Co. RUSAL International PJSC	840,168	325
	VTB Bank PJSC	765,146,460	316
	Magnitogorsk Iron & Steel Works PJSC	665,331	316
	Sistema PJSFC	969,800	309
	Polyus PJSC	1,417	277
	Federal Grid Co. Unified Energy System PJSC	97,070,000	232
	Rosseti PJSC	10,882,193	200
	Novatek PJSC GDR	1,548	187
	Bashneft PAO Preference Shares	10,588	153
	Unipro PJSC	4,599,900	150
	LSR Group PJSC Class A	12,788	146
*	Aeroflot PJSC	196,661	141
	Raspadskaya OJSC	89,667	126
	OGK-2 PJSC	12,702,000	109
	M.Video PJSC	12,400	106
	PhosAgro PJSC	2,689	96
	Mosenergo PJSC	3,281,038	82
*	Mechel PJSC	111,128	76

80

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Lenenergo PJSC Preference Shares	38,810	71
	Mobile TeleSystems PJSC ADR	8,700	68
	Enel Russia PJSC	5,150,000	59
*	RussNeft PJSC	10,563	39
	Surgutneftegas PJSC ADR	8,300	35
	Tgc-1 PJSC	115,300,000	15
	Rosneft Oil Co. PJSC	3,288	15
			53,442
Saudi Arabia (0.3%)
[1]	Saudi Arabian Oil Co.	890,081	7,985
	Al Rajhi Bank	442,141	7,758
	Saudi Basic Industries Corp.	321,693	7,716
	Saudi Telecom Co.	216,381	5,748
	National Commercial Bank	485,878	5,045
	Samba Financial Group	345,831	2,541
	Riyad Bank	518,759	2,487
*	Saudi British Bank	339,375	2,148
	Banque Saudi Fransi	199,587	1,577
	Saudi Arabian Fertilizer Co.	70,770	1,422
*	Saudi Arabian Mining Co.	141,520	1,411
*	Alinma Bank	345,791	1,405
	Saudi Electricity Co.	276,044	1,393
	Yanbu National Petrochemical Co.	82,027	1,256
	Almarai Co. JSC	85,769	1,181
	Arab National Bank	226,747	1,145
	Savola Group	92,314	1,127
*	Etihad Etisalat Co.	133,160	991
	Jarir Marketing Co.	20,738	955
	Bank AlBilad	129,618	803
*	Dr Sulaiman Al Habib Medical Services Group Co.	28,792	725
*	Bupa Arabia for Cooperative Insurance Co.	21,928	667
*	Saudi Kayan Petrochemical Co.	258,589	654
	Abdullah Al Othaim Markets Co.	16,610	577
	Advanced Petrochemical Co.	37,336	576
	Mouwasat Medical Services Co.	16,737	571
*	Sahara International Petrochemical Co.	141,710	551
	Saudi Industrial Investment Group	95,174	515
*	Mobile Telecommunications Co. Saudi Arabia	155,229	509
	Bank Al-Jazira	122,273	423
*	Co for Cooperative Insurance	19,030	411
	Southern Province Cement Co.	22,636	405
	Saudi Cement Co.	26,459	382
	Arabian Centres Co. Ltd.	57,433	371
*	Emaar Economic City	146,654	348
*	Dar Al Arkan Real Estate Development Co.	159,825	340
	Saudi Airlines Catering Co.	14,408	299
*	Seera Group Holding	66,719	297
	Qassim Cement Co.	15,883	291
*	National Industrialization Co.	94,650	285
*	Rabigh Refining & Petrochemical Co.	78,072	254
	National Petrochemical Co.	34,038	245
*	Saudi Ground Services Co.	31,432	234
	Saudia Dairy & Foodstuff Co.	4,602	208
	United Electronics Co.	9,253	188
	Yamama Cement Co.	27,806	185
*	National Agriculture Development Co.	24,421	184
	Leejam Sports Co. JSC	11,156	184
	Yanbu Cement Co.	20,854	184
	Aldrees Petroleum and Transport Services Co.	10,594	179
*	Saudi Research & Marketing Group	9,636	176
	United International Transportation Co.	18,517	167
*	Al Hammadi Co. for Development and Investment	21,585	163
	Herfy Food Services Co.	12,305	158
*	Saudi Real Estate Co.	40,611	158

81

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Jadwa REIT Saudi Fund	45,622	158
	Arriyadh Development Co.	34,439	154
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,540	135
	Eastern Province Cement Co.	13,957	129
	Najran Cement Co.	28,468	119
	Arabian Cement Co.	14,420	118
*	Bawan Co.	21,547	117
*	Hail Cement Co.	29,572	114
*	City Cement Co.	21,223	113
*	Methanol Chemicals Co.	43,954	112
*	Mediterranean & Gulf Insurance & Reinsurance Co.	20,293	108
	National Gas & Industrialization Co.	13,286	103
*	Saudi Ceramic Co.	9,267	96
*	Al Jouf Cement Co.	34,234	95
*	Zamil Industrial Investment Co.	17,264	94
	Dur Hospitality Co.	13,720	94
*	Saudi Public Transport Co.	22,688	91
*	Astra Industrial Group	13,957	82
	Northern Region Cement Co.	26,787	79
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	22,825	78
*	Fawaz Abdulaziz Al Hokair & Co.	15,022	75
*	Tabuk Cement Co.	19,317	75
	Dallah Healthcare Co.	6,146	72
*	Saudi Chemical Co. Holding	6,980	58
*	Middle East Healthcare Co.	5,911	53
	National Medical Care Co.	2,821	39
*	Aseer Trading Tourism & Manufacturing Co.	10,194	33
			70,752
Singapore (0.3%)
	DBS Group Holdings Ltd.	636,978	9,488
	Oversea-Chinese Banking Corp. Ltd.	1,223,238	7,545
	United Overseas Bank Ltd.	456,600	6,344
	Singapore Telecommunications Ltd.	2,655,300	3,947
	Wilmar International Ltd.	761,537	2,255
	Ascendas REIT	1,035,861	2,186
	CapitaLand Mall Trust	1,502,354	1,904
	Singapore Exchange Ltd.	289,410	1,835
	CapitaLand Ltd.	883,600	1,663
	Keppel Corp. Ltd.	505,313	1,624
	Singapore Technologies Engineering Ltd.	561,400	1,435
	Mapletree Logistics Trust	897,299	1,282
	Venture Corp. Ltd.	87,800	1,238
	Mapletree Industrial Trust	518,015	1,154
	Singapore Airlines Ltd.	448,736	1,114
	Genting Singapore Ltd.	1,981,300	936
	Mapletree Commercial Trust	725,259	914
	Keppel DC REIT	403,612	857
	UOL Group Ltd.	183,755	838
	Frasers Logistics & Commercial Trust	860,076	776
	City Developments Ltd.	154,200	716
	Suntec REIT	726,100	713
	ComfortDelGro Corp. Ltd.	702,900	695
	NetLink NBN Trust	974,000	685
	Frasers Centrepoint Trust	418,934	648
	SATS Ltd.	242,700	529
	Keppel REIT	694,188	506
	Mapletree North Asia Commercial Trust	786,800	502
	Keppel Infrastructure Trust	1,250,435	500
	Jardine Cycle & Carriage Ltd.	34,888	454
	Parkway Life REIT	138,286	410
	Singapore Press Holdings Ltd.	564,100	409
	Ascott Residence Trust	620,886	378
	Sembcorp Industries Ltd.	317,431	367
	Ascendas India Trust	349,600	333

82

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Manulife US REIT	460,754	330
*	Sembcorp Marine Ltd.	3,217,837	283
	ARA LOGOS Logistics Trust	632,365	276
	CapitaLand Retail China Trust	311,239	267
	Singapore Post Ltd.	499,000	243
	Hutchison Port Holdings Trust	1,616,500	235
	CDL Hospitality Trusts	315,888	229
	Cromwell European REIT	421,600	224
	Golden Agri-Resources Ltd.	2,153,019	223
	Sheng Siong Group Ltd.	168,000	205
	Starhill Global REIT	647,200	197
	Far East Hospitality Trust	472,400	194
	Raffles Medical Group Ltd.	343,000	193
	Esr-Reit	744,443	191
	Keppel Pacific Oak US REIT	262,700	184
	AEM Holdings Ltd.	69,700	172
	Olam International Ltd.	183,400	172
	First Resources Ltd.	192,400	171
	OUE Commercial REIT	640,075	153
	Sabana Shari'ah Compliant Industrial REIT	589,600	151
	Aims Apac Reit	167,700	145
	Frasers Hospitality Trust	476,900	140
	Lendlease Global Commercial REIT	306,600	137
	StarHub Ltd.	159,200	136
	Wing Tai Holdings Ltd.	102,400	134
	Soilbuild Business Space REIT	386,733	127
	Prime US REIT	171,100	127
	SIA Engineering Co. Ltd.	98,500	118
	Sph Reit	175,700	96
§	Best World International Ltd.	90,400	86
	Frasers Property Ltd.	94,000	75
*	Yoma Strategic Holdings Ltd.	310,430	58
*	Thomson Medical Group Ltd.	1,531,200	52
*	COSCO Shipping International Singapore Co. Ltd.	379,700	51
	Lippo Malls Indonesia Retail Trust	771,900	50
	Asian Pay Television Trust	497,000	43
	Bumitama Agri Ltd.	133,200	42
	First REIT	133,200	39
§	Eagle Hospitality Trust	242,300	33
	Silverlake Axis Ltd.	177,499	33
*,§	Noble Group Ltd.	192,460	11
*,^,§	Hyflux Ltd.	54,000	8
*,^,§	Ezra Holdings Ltd.	344,056	3
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	267,303	—
*	Mapletree Logistics Trust Rights Exp. 11/10/2020	17,048	—
			63,217
South Africa (0.4%)
*	Naspers Ltd.	148,766	29,043
	FirstRand Ltd.	1,651,986	3,835
	AngloGold Ashanti Ltd.	148,731	3,428
	Gold Fields Ltd.	308,730	3,339
	Standard Bank Group Ltd.	453,042	2,962
	Sibanye Stillwater Ltd.	924,554	2,726
	Impala Platinum Holdings Ltd.	259,930	2,313
	MTN Group Ltd.	637,389	2,276
*	Capitec Bank Holdings Ltd.	27,247	1,915
	Sanlam Ltd.	602,422	1,757
	Bid Corp. Ltd.	120,242	1,655
	Vodacom Group Ltd.	208,288	1,570
	Anglo American Platinum Ltd.	21,990	1,456
	Absa Group Ltd.	264,462	1,422
	Shoprite Holdings Ltd.	174,652	1,384
	Clicks Group Ltd.	84,367	1,220

83

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	MultiChoice Group	143,833	1,186
*	Northam Platinum Ltd.	118,452	1,138
	Remgro Ltd.	197,972	1,056
*	Sasol Ltd.	194,203	1,014
	Bidvest Group Ltd.	117,996	970
*	Aspen Pharmacare Holdings Ltd.	140,783	917
*	Harmony Gold Mining Co. Ltd.	178,814	891
	Old Mutual Ltd. (XLON)	1,455,121	836
*	Reinet Investments SCA	51,364	815
	Discovery Ltd.	119,228	788
	Tiger Brands Ltd.	60,272	748
	SPAR Group Ltd.	69,673	739
	Mr Price Group Ltd.	97,076	734
	Nedbank Group Ltd.	123,149	729
	Woolworths Holdings Ltd.	330,823	711
	Growthpoint Properties Ltd.	1,069,134	699
	Foschini Group Ltd.	131,249	699
	Mondi plc (XJSE)	30,941	581
	Exxaro Resources Ltd.	84,424	570
	Kumba Iron Ore Ltd.	18,027	535
	African Rainbow Minerals Ltd.	37,465	527
	Life Healthcare Group Holdings Ltd.	500,767	501
	AVI Ltd.	106,272	481
	Rand Merchant Investment Holdings Ltd.	270,990	473
	NEPI Rockcastle plc	131,779	467
	Pick n Pay Stores Ltd.	129,465	408
	Netcare Ltd.	479,186	379
	Fortress REIT Ltd. Class A	432,641	334
	Truworths International Ltd.	159,305	307
*	Sappi Ltd.	191,765	274
	Investec Ltd.	144,025	265
	Redefine Properties Ltd.	2,117,381	260
	Momentum Metropolitan Holdings	316,049	253
	Barloworld Ltd.	66,387	233
	Resilient REIT Ltd.	123,052	233
	Santam Ltd.	14,925	225
	AECI Ltd.	45,345	213
	JSE Ltd.	27,929	186
	Telkom SA SOC Ltd.	117,167	184
*	Transaction Capital Ltd.	150,593	184
	PSG Group Ltd.	54,533	176
	Coronation Fund Managers Ltd.	72,411	168
[1]	Dis-Chem Pharmacies Ltd.	145,496	161
*	Omnia Holdings Ltd.	66,723	156
	DRDGOLD Ltd.	138,281	153
[1]	Pepkor Holdings Ltd.	205,626	151
*	Super Group Ltd.	125,253	140
*	Motus Holdings Ltd.	53,356	137
	Liberty Holdings Ltd.	40,336	134
*	Advtech Ltd.	263,200	131
	Distell Group Holdings Ltd.	24,890	125
*	Hyprop Investments Ltd.	99,637	123
	Reunert Ltd.	59,789	123
*	Ninety One Ltd.	46,669	123
	Allied Electronics Corp. Ltd.	71,488	117
*	KAP Industrial Holdings Ltd.	772,227	110
	Equites Property Fund Ltd.	112,318	108
	MAS Real Estate Inc.	167,179	105
*	Investec Australia Property Fund	119,427	105
	SA Corporate Real Estate Ltd.	1,346,692	100
	Famous Brands Ltd.	36,851	98
*	Blue Label Telecoms Ltd.	432,314	94
*	DataTec Ltd.	67,690	92
	Vukile Property Fund Ltd.	300,173	89

84

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,^	Steinhoff International Holdings NV (XJSE)	1,654,648	88
	Investec Property Fund Ltd.	188,893	87
	Imperial Logistics Ltd.	37,985	81
*	Metair Investments Ltd.	79,091	80
	Emira Property Fund Ltd.	204,487	79
	Cashbuild Ltd.	5,189	70
	Raubex Group Ltd.	55,550	68
	Zeder Investments Ltd.	396,625	65
	Old Mutual Ltd. (XJSE)	111,435	65
*	Massmart Holdings Ltd.	31,813	65
*	Wilson Bayly Holmes-Ovcon Ltd.	11,799	62
*	Epp NV	168,559	60
	Hudaco Industries Ltd.	11,423	56
	Adcock Ingram Holdings Ltd.	22,253	55
	Attacq Ltd.	287,506	55
	Astral Foods Ltd.	7,602	54
*	Sun International Ltd.	57,248	48
*	Fortress REIT Ltd. Class B	440,214	47
	Hosken Consolidated Investments Ltd.	19,068	46
*	Long4Life Ltd.	272,592	45
	Alexander Forbes Group Holdings Ltd.	171,753	36
*	RMB Holdings Ltd.	397,226	26
*,^	Brait SE	82,326	18
	Tsogo Sun Gaming Ltd.	72,682	16
	Curro Holdings Ltd.	3,356	2
*	Steinhoff International Holdings NV (XETR)	19,964	1
			89,438
South Korea (1.6%)
[1]	Samsung Electronics Co. Ltd. GDR	35,994	45,409
	Samsung Electronics Co. Ltd.	696,049	34,987
	Samsung Electronics Co. Ltd. Preference Shares	374,980	16,681
	SK Hynix Inc.	183,743	13,035
	NAVER Corp.	46,830	11,982
	LG Chem Ltd.	15,904	8,672
*	Celltrion Inc.	36,620	7,819
	Samsung SDI Co. Ltd.	18,686	7,361
	Hyundai Motor Co.	48,299	7,070
	Kakao Corp.	19,026	5,548
	Hyundai Mobis Co. Ltd.	22,667	4,542
	Posco	23,134	4,271
	Shinhan Financial Group Co. Ltd.	150,029	4,071
	Kia Motors Corp.	90,538	4,061
	NCSoft Corp.	5,894	4,050
	LG Household & Health Care Ltd.	2,998	3,975
	KB Financial Group Inc.	91,821	3,284
	Samsung C&T Corp.	29,523	2,892
*,1	Samsung Biologics Co. Ltd.	4,724	2,855
	Hana Financial Group Inc.	104,046	2,811
	KT&G Corp.	39,040	2,788
	LG Electronics Inc.	36,588	2,720
	Samsung Electro-Mechanics Co. Ltd.	20,303	2,413
	SK Innovation Co. Ltd.	18,843	2,106
	LG Corp.	32,563	1,950
*	Celltrion Healthcare Co. Ltd.	24,900	1,868
	SK Holdings Co. Ltd.	10,942	1,782
	Samsung Fire & Marine Insurance Co. Ltd.	10,980	1,736
	Samsung SDS Co. Ltd.	11,618	1,734
	KB Financial Group Inc. ADR	48,258	1,724
*	Korea Electric Power Corp.	88,868	1,568
	Woori Financial Group Inc.	190,760	1,506
	Amorepacific Corp.	10,233	1,438
	Samsung Life Insurance Co. Ltd.	23,229	1,300
*	Coway Co. Ltd.	20,683	1,266
*	Shin Poong Pharmaceutical Co. Ltd.	11,261	1,253

85

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Korea Zinc Co. Ltd.	3,557	1,203
*,^	HLB Inc.	14,423	1,182
	Lotte Chemical Corp.	5,469	1,131
	Seegene Inc.	4,861	1,113
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	15,762	1,099
	Hyundai Glovis Co. Ltd.	7,212	1,072
	Hanwha Solutions Corp.	27,123	1,054
	SK Chemicals Co. Ltd.	3,213	986
	CJ CheilJedang Corp.	3,058	978
	SK Telecom Co. Ltd.	5,062	960
*	LG Display Co. Ltd.	75,257	940
	Mirae Asset Daewoo Co. Ltd.	124,006	924
	E-MART Inc.	7,185	905
*	Alteogen Inc.	6,250	881
	Hyundai Motor Co. Preference Shares	12,459	869
	LG Chem Ltd. Preference Shares	3,011	835
	Korea Investment Holdings Co. Ltd.	13,564	829
*	HMM Co. Ltd.	103,634	826
	Hyundai Motor Co. 2nd Preference Shares	11,357	805
	Yuhan Corp.	14,940	786
	Kumho Petrochemical Co. Ltd.	6,429	760
	Hotel Shilla Co. Ltd.	10,988	724
	Orion Corp.	7,538	722
	Hyundai Heavy Industries Holdings Co. Ltd.	3,657	696
	Hankook Tire & Technology Co. Ltd.	24,758	694
	LG Uplus Corp.	70,479	690
*	Samsung Heavy Industries Co. Ltd.	153,374	689
	LG Innotek Co. Ltd.	4,939	670
	Kangwon Land Inc.	35,752	667
	Hanjin Kal Corp.	10,081	664
	S-Oil Corp.	13,728	663
*,1	Netmarble Corp.	6,365	661
	LG Household & Health Care Ltd. Preference Shares	1,080	660
	Hyundai Engineering & Construction Co. Ltd.	24,180	659
	Samsung Securities Co. Ltd.	22,358	637
	Industrial Bank of Korea	87,475	635
	SK Telecom Co. Ltd. ADR	30,122	634
	Daelim Industrial Co. Ltd.	9,085	628
*	Genexine Inc.	6,180	618
	Hyundai Steel Co.	23,945	616
*	Celltrion Pharm Inc.	6,242	604
	DB Insurance Co. Ltd.	15,290	598
*,^	KMW Co. Ltd.	10,548	585
*	Doosan Heavy Industries & Construction Co. Ltd.	48,000	584
	Fila Holdings Corp.	17,105	584
*	Samsung Engineering Co. Ltd.	54,891	574
	Hanmi Pharm Co. Ltd.	2,429	565
	GS Holdings Corp.	18,512	541
	Douzone Bizon Co. Ltd.	5,911	521
	Hanon Systems	52,224	518
	S-1 Corp.	7,048	507
	BNK Financial Group Inc.	103,600	506
	Green Cross Corp.	1,884	501
	POSCO Chemical Co. Ltd.	7,607	500
*	Korean Air Lines Co. Ltd.	27,898	495
	Shinsegae Inc.	2,676	494
	Cheil Worldwide Inc.	25,636	474
*	Hugel Inc.	2,364	440
	Hyundai Marine & Fire Insurance Co. Ltd.	20,905	431
	SKC Co. Ltd.	6,598	431
	GS Engineering & Construction Corp.	17,955	426
*	MedPacto Inc.	4,422	420
	DB HiTek Co. Ltd.	14,391	409
	CJ ENM Co. Ltd.	3,394	397

86

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hansol Chemical Co. Ltd.	3,157	394
	Korea Aerospace Industries Ltd.	20,294	393
	AMOREPACIFIC Group	9,748	377
	LEENO Industrial Inc.	3,432	369
	NH Investment & Securities Co. Ltd.	43,432	368
*,^	Cellivery Therapeutics Inc.	1,997	367
*	Pearl Abyss Corp.	2,057	366
	Mirae Asset Daewoo Co. Ltd. Preference Shares	90,602	363
*,^	Doosan Infracore Co. Ltd.	48,176	356
*	CJ Logistics Corp.	2,507	354
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	18,080	343
*	OCI Co. Ltd.	6,152	339
	Mando Corp.	10,335	328
*	WONIK IPS Co. Ltd.	11,510	328
	Hyundai Department Store Co. Ltd.	6,181	325
	Ecopro BM Co. Ltd.	2,910	323
*	Pharmicell Co. Ltd.	20,513	320
	HDC Hyundai Development Co-Engineering & Construction	17,841	313
	GeneOne Life Science Inc.	12,600	312
	Com2uSCorp	3,077	303
	DGB Financial Group Inc.	55,160	303
	KIWOOM Securities Co. Ltd.	3,278	300
	Amorepacific Corp. Preference Shares	6,323	295
	Ilyang Pharmaceutical Co. Ltd.	4,628	293
*	Oscotec Inc.	7,991	292
	SK Materials Co. Ltd.	1,471	290
	Hanwha Corp.	13,523	288
	Chong Kun Dang Pharmaceutical Corp.	2,131	288
	Hite Jinro Co. Ltd.	9,683	288
	Dongsuh Cos. Inc.	11,153	285
	LG Electronics Inc. Preference Shares	9,979	284
	NongShim Co. Ltd.	1,103	281
*	Hanall Biopharma Co. Ltd.	11,383	280
	Koh Young Technology Inc.	3,972	280
*	Mezzion Pharma Co. Ltd.	1,770	279
*	LegoChem Biosciences Inc.	5,864	275
*	HLB Life Science CO Ltd.	11,518	269
	LS Corp.	5,861	268
*	Hanwha Aerospace Co. Ltd.	11,996	268
	Meritz Securities Co. Ltd.	89,383	261
	Lotte Shopping Co. Ltd.	3,498	259
	CJ Corp.	3,841	258
*	Soulbrain Co. Ltd.	1,340	257
*	Doosan Fuel Cell Co. Ltd.	6,866	254
	Posco ADR	5,462	253
*	NHN KCP Corp.	4,209	250
	Bukwang Pharmaceutical Co. Ltd.	12,131	250
	Hyundai Elevator Co. Ltd.	7,494	247
	Hanssem Co. Ltd.	2,954	247
*	Binex Co. Ltd.	11,366	246
	GS Retail Co. Ltd.	8,613	245
	Medytox Inc.	1,471	241
*	Pan Ocean Co. Ltd.	75,465	240
	LOTTE Fine Chemical Co. Ltd.	5,575	239
	L&F Co. Ltd.	6,824	238
	Paradise Co. Ltd.	21,057	238
	JB Financial Group Co. Ltd.	51,617	233
	Samsung Card Co. Ltd.	8,960	233
	Youngone Corp.	9,226	232
	Sam Chun Dang Pharm Co. Ltd.	4,904	231
	Korea Gas Corp.	9,521	230
	SFA Engineering Corp.	7,090	229
*	Amicogen Inc.	8,149	222
	KCC Corp.	1,634	222

87

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	JYP Entertainment Corp.	8,113	221
	Doosan Bobcat Inc.	8,654	221
	Innocean Worldwide Inc.	4,216	220
	Meritz Fire & Marine Insurance Co. Ltd.	17,906	220
	BGF retail Co. Ltd.	2,109	219
	SK Discovery Co. Ltd.	3,913	218
	Eo Technics Co. Ltd.	2,799	218
	Hyundai Wia Corp.	5,852	217
*	Hyundai Rotem Co. Ltd.	16,361	216
*	GemVax & Kael Co. Ltd.	11,309	215
*	Zinus Inc.	2,736	213
	Lotte Corp.	8,466	213
	Ottogi Corp.	454	213
*	G-treeBNT Co. Ltd.	8,690	212
*	Yungjin Pharmaceutical Co. Ltd.	33,594	212
	Ecopro Co. Ltd.	5,513	209
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,664	209
	LS Electric Co. Ltd.	4,746	208
	Hanmi Science Co. ltd	4,413	208
	Kolon Industries Inc.	6,451	203
*	Hyundai Electric & Energy System Co. Ltd.	15,191	202
	Jeil Pharmaceutical Co. Ltd.	3,563	200
	SK Networks Co. Ltd.	49,736	199
	Ssangyong Cement Industrial Co. Ltd.	39,905	196
*	Chabiotech Co. Ltd.	12,984	195
	Hyundai Mipo Dockyard Co. Ltd.	7,746	193
*	Hyosung Heavy Industries Corp.	3,660	192
*	Chunbo Co. Ltd.	1,444	191
	Posco International Corp.	16,152	191
	IS Dongseo Co. Ltd.	5,641	191
	DoubleUGames Co. Ltd.	3,487	190
	NICE Information Service Co. Ltd.	10,929	188
	Hyosung Corp.	2,867	188
	Hanjin Transportation Co. Ltd.	4,503	188
^	Cosmax Inc.	2,006	187
	Dongjin Semichem Co. Ltd.	7,670	186
*,^,§	SillaJen Inc.	17,385	185
	Korean Reinsurance Co.	28,052	184
	Sungwoo Hitech Co. Ltd.	57,645	181
	DongKook Pharmaceutical Co. Ltd.	8,385	179
*	Webzen Inc.	6,293	178
*	Ace Technologies Corp.	10,046	178
*	BH Co. Ltd.	9,805	178
	Daishin Securities Co. Ltd.	14,831	177
	Seoul Semiconductor Co. Ltd.	11,359	176
*	ABLBio Inc.	7,730	172
	Iljin Materials Co. Ltd.	4,510	171
	KEPCO Plant Service & Engineering Co. Ltd.	6,992	170
	LG International Corp.	12,382	170
*	NHN Corp.	2,746	169
*	ST Pharm Co. Ltd.	3,130	167
	Dong-A Socio Holdings Co. Ltd.	1,767	166
	Wemade Co. Ltd.	4,709	166
*	Hyundai Construction Equipment Co. Ltd.	7,448	165
	Partron Co. Ltd.	18,924	163
	Modetour Network Inc.	13,169	162
	Green Cross Holdings Corp.	8,097	161
	F&F Co. Ltd.	1,973	159
	Kolmar Korea Co. Ltd.	4,041	158
*	Kumho Tire Co. Inc.	50,020	157
*	RFHIC Corp.	5,101	157
*	Enzychem Lifesciences Corp.	1,879	155
	NEPES Corp.	6,078	154
	Huchems Fine Chemical Corp.	7,579	154

88

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Kwang Dong Pharmaceutical Co. Ltd.	18,830	151
*	CMG Pharmaceutical Co. Ltd.	37,284	150
*	CJ CGV Co. Ltd.	8,305	148
	Korea Petrochemical Ind Co. Ltd.	862	148
	LOTTE Reit Co. Ltd.	31,019	148
	JW Pharmaceutical Corp.	5,227	143
	LOTTE Himart Co. Ltd.	5,257	143
	Hyundai Home Shopping Network Corp.	2,274	142
*	Studio Dragon Corp.	2,043	142
*	Daewoo Engineering & Construction Co. Ltd.	52,895	141
*,^	Helixmith Co. Ltd.	8,482	139
*	iNtRON Biotechnology Inc.	11,424	138
*	Hancom Inc.	8,867	135
	Sangsangin Co. Ltd.	26,085	135
	Daewoong Co. Ltd.	6,449	135
^	Hana Tour Service Inc.	3,906	134
*	CrystalGenomics Inc.	10,250	134
*	SM Entertainment Co. Ltd.	5,163	132
*	Asiana Airlines Inc.	41,380	132
	Daou Technology Inc.	7,947	132
	Youlchon Chemical Co. Ltd.	9,736	131
*	L&C Bio Co. Ltd.	3,390	129
	GS Home Shopping Inc.	1,052	129
	Handsome Co. Ltd.	5,208	129
*	TY Holdings Co. Ltd.	7,169	129
*	Medipost Co. Ltd.	4,816	127
*	S&S Tech Corp.	4,240	127
	INTOPS Co. Ltd.	8,786	127
	Taekwang Industrial Co. Ltd.	199	125
	Silicon Works Co. Ltd.	3,094	125
	Hanwha Corp. Preference Shares	10,942	125
*	NKMax Co. Ltd.	10,750	124
*	Komipharm International Co. Ltd.	11,261	124
*	Lotte Tour Development Co. Ltd.	9,679	124
	Samyang Holdings Corp.	2,219	122
*	Aprogen pharmaceuticals Inc.	108,181	120
	Posco ICT Co. Ltd.	20,195	120
	Poongsan Corp.	5,496	120
	AfreecaTV Co. Ltd.	2,207	117
	Hansae Co. Ltd.	7,440	117
	HDC Holdings Co. Ltd.	13,059	115
	LG Hausys Ltd.	1,962	115
*,^	Kuk-il Paper Manufacturing Co. Ltd.	26,987	115
*	Daeduck Electronics Co. Ltd.	13,041	114
	NICE Holdings Co. Ltd.	7,180	114
	Hyosung TNC Co. Ltd.	899	114
	Foosung Co. Ltd.	14,322	114
	Daewoong Pharmaceutical Co. Ltd.	1,404	114
	Dong-A ST Co. Ltd.	1,528	113
	Ahnlab Inc.	2,032	113
*	Hanwha General Insurance Co. Ltd.	45,708	113
*	Duk San Neolux Co. Ltd.	4,300	113
*	YG Entertainment Inc.	3,272	113
*	Telcon RF Pharmaceutical Inc.	20,867	111
	Mcnex Co. Ltd.	3,792	111
*	Hyosung Advanced Materials Corp.	931	111
*	Naturecell Co. Ltd.	13,593	110
	Daea TI Co. Ltd.	21,668	110
	Daesang Corp.	5,170	110
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	110
*	Dongkuk Steel Mill Co. Ltd.	20,267	109
	iMarketKorea Inc.	14,356	108
*	SFA Semicon Co. Ltd.	24,569	107
	i-SENS Inc.	4,404	106

89

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Ananti Inc.	14,330	106
	Dawonsys Co. Ltd.	5,674	105
	E1 Corp.	2,621	105
	PI Advanced Materials Co. Ltd.	4,090	104
	Meritz Financial Group Inc.	12,474	104
	Huons Co. Ltd.	2,094	103
	Hanwha Life Insurance Co. Ltd.	75,081	102
	GOLFZON Co. Ltd.	1,620	102
	Korea Asset In Trust Co. Ltd.	31,050	101
	Samwha Capacitor Co. Ltd.	2,246	101
	Hyundai Greenfood Co. Ltd.	15,539	100
*	ITM Semiconductor Co. Ltd.	2,429	100
	SK Securities Co. Ltd.	159,590	99
*	KH Vatec Co. Ltd.	6,489	98
	OptoElectronics Solutions Co. Ltd.	2,511	98
*	Hyundai Bioscience Co. Ltd.	10,015	98
	Chongkundang Holdings Corp.	1,116	96
*	Osstem Implant Co. Ltd.	2,787	96
*,^	Feelux Co. Ltd.	35,590	94
	Toptec Co. Ltd.	6,950	93
*	Yuanta Securities Korea Co. Ltd.	38,496	92
	Orion Holdings Corp.	8,252	90
	Shinsegae International Inc.	713	90
	HS Industries Co. Ltd.	14,294	90
*	Seobu T&D	16,517	89
	Binggrae Co. Ltd.	1,802	89
*	Gamevil Inc.	3,293	88
	Hansol Paper Co. Ltd.	7,240	87
	Cuckoo Homesys Co. Ltd.	2,535	87
	Eugene Technology Co. Ltd.	3,601	86
	SL Corp.	6,678	86
	Grand Korea Leisure Co. Ltd.	8,051	86
	Dongwon F&B Co. Ltd.	596	85
*	Byucksan Corp.	51,879	84
	S&T Motiv Co. Ltd.	1,871	84
*	Cafe24 Corp.	1,679	83
*	Innox Advanced Materials Co. Ltd.	2,109	83
*	Eutilex Co. Ltd.	2,960	83
*	Doosan Solus Co. Ltd.	2,880	81
*	Neowiz	4,212	78
	Youngone Holdings Co. Ltd.	2,479	78
	Tokai Carbon Korea Co. Ltd.	951	78
*,^	CUROCOM Co. Ltd.	39,320	75
	Hyosung Chemical Corp.	663	74
	SK Gas Ltd.	797	74
	Korea Electric Terminal Co. Ltd.	1,823	74
	Sebang Global Battery Co. Ltd.	3,049	74
	Dongwon Industries Co. Ltd.	415	74
	Samchully Co. Ltd.	1,099	74
	KEPCO Engineering & Construction Co. Inc.	5,282	73
*	DIO Corp.	2,745	71
*	Anterogen Co. Ltd.	1,829	71
*	Dentium Co. Ltd.	2,128	70
*	SBS Media Holdings Co. Ltd.	47,697	69
	Sung Kwang Bend Co. Ltd.	13,269	69
	NS Shopping Co. Ltd.	6,400	69
	Maeil Dairies Co. Ltd.	1,169	69
	LIG Nex1 Co. Ltd.	2,755	68
	Halla Holdings Corp.	2,411	68
	Hankook Technology Group Co. Ltd.	5,128	67
	Hyundai Bioland Co. Ltd.	3,402	67
*	Doosan Heavy Industries & Construction Co. Ltd. Rights Exp. 12/04/2020	18,431	67
	Taeyoung Engineering & Construction Co. Ltd.	7,437	66
	TES Co. Ltd.	2,989	66

90

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Wonik Holdings Co. Ltd.	17,538	65
	Doosan Co. Ltd.	1,562	65
	Jusung Engineering Co. Ltd.	10,459	65
	LF Corp.	4,969	64
	Soulbrain Holdings Co. Ltd.	1,658	63
	KISWIRE Ltd.	5,113	63
	Dae Han Flour Mills Co. Ltd.	505	62
	Namhae Chemical Corp.	8,782	62
*	AbClon Inc.	2,468	61
	Advanced Process Systems Corp.	3,239	60
	Lotte Chilsung Beverage Co. Ltd.	790	60
	Vieworks Co. Ltd.	2,342	60
	Hanil Cement Co. Ltd.	830	59
	BGF Co. Ltd.	16,233	58
*	Stcube	7,603	57
	Kolon Corp.	3,096	56
	Eugene Investment & Securities Co. Ltd.	17,472	55
	Songwon Industrial Co. Ltd.	4,340	55
	KC Tech Co. Ltd.	2,755	54
*	Vidente Co. Ltd.	9,421	53
	ICD Co. Ltd.	4,187	53
	S&T Dynamics Co. Ltd.	11,365	52
*	Inscobee Inc.	25,963	52
	Harim Holdings Co. Ltd.	8,995	52
	Kumho Industrial Co. Ltd.	8,282	51
	JW Holdings Corp.	10,890	51
*	Dongsung Pharmaceutical Co. Ltd.	5,053	50
*	Insun ENT Co. Ltd.	6,166	50
	Tongyang Inc.	50,362	49
*,^	Able C&C Co. Ltd.	7,592	49
*	Lock&Lock Co. Ltd.	5,144	47
*	Hansol Holdings Co. Ltd.	15,649	46
*	Taihan Electric Wire Co. Ltd.	58,282	45
	Interpark Corp.	23,623	44
	Samyang Corp.	1,042	44
	Nexen Tire Corp.	9,585	44
*	Hanwha Investment & Securities Co. Ltd.	28,944	44
	Lotte Food Co. Ltd.	162	44
	Green Cross Cell Corp.	1,282	43
*	Samsung Pharmaceutical Co. Ltd.	13,586	43
	LG HelloVision Co. Ltd.	12,615	42
	KC Co. Ltd.	2,009	42
	SPC Samlip Co. Ltd.	758	42
*,^	Peptron Inc.	2,998	41
	Daeduck Co. Ltd.	7,545	41
	Hankook Shell Oil Co. Ltd.	194	41
	Cuckoo Holdings Co. Ltd.	506	41
*	KCC Glass Corp.	1,536	40
	KTB Investment & Securities Co. Ltd.	17,627	40
	Young Poong Corp.	91	39
*,^	Ssangyong Motor Co.	9,829	38
*	Interflex Co. Ltd.	3,142	38
	Daekyo Co. Ltd.	11,162	37
	AK Holdings Inc.	2,228	34
*	Eusu Holdings Co. Ltd.	7,157	34
*	Korea Line Corp.	23,700	33
	Namyang Dairy Products Co. Ltd.	148	33
*,^	GNCO Co. Ltd.	33,968	33
	Sam Young Electronics Co. Ltd.	4,528	31
	Woongjin Thinkbig Co. Ltd.	13,570	31
	Lotte Confectionery Co. Ltd.	340	30
	Mirae Asset Life Insurance Co. Ltd.	8,792	29
	CJ Freshway Corp.	2,037	29
	InBody Co. Ltd.	2,162	29

91

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	KISCO Corp.	7,103	29
	DB Financial Investment Co. Ltd.	8,526	29
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	28
	Seah Besteel Corp.	3,350	28
	KT Skylife Co. Ltd.	3,297	28
	TK Corp.	5,206	27
	Cell Biotech Co. Ltd.	1,908	27
*	Coreana Cosmetics Co. Ltd.	5,638	26
*	Lutronic Corp.	5,622	25
	Kyobo Securities Co. Ltd.	4,032	24
*	COSON Co. Ltd.	4,916	23
	Humedix Co. Ltd.	1,152	22
*	Homecast Co. Ltd.	8,376	22
*	Hansol Technics Co. Ltd.	2,839	22
	Hyundai Livart Furniture Co. Ltd.	1,541	21
	Huons Global Co. Ltd.	819	20
	Sindoh Co. Ltd.	1,039	20
	Kolmar Korea Holdings Co. Ltd.	919	19
	Aekyung Industrial Co. Ltd.	984	19
*,^,§	Cellumed Co. Ltd.	3,487	18
	Hanil Holdings Co. Ltd.	426	17
*	Agabang&Company	7,227	16
*,§	Yuyang DNU Co. Ltd.	14,731	16
	Hyundai Corp.	941	12
*	Muhak Co. Ltd.	1,944	11
*,§	Esmo Corp.	27,286	10
*	Doosan Fuel Cell Co. Ltd. Rights Exp. 12/08/2020	895	6
	Tongyang Life Insurance Co. Ltd.	419	1
*,§	CNK International Co. Ltd.	78	—
			316,865
Spain (0.6%)
*	Iberdrola SA	2,085,744	24,628
*	Banco Santander SA (XMAD)	5,451,590	10,917
^	Industria de Diseno Textil SA	373,215	9,215
[1]	Cellnex Telecom SA	121,264	7,784
	Amadeus IT Group SA	150,868	7,188
	Banco Bilbao Vizcaya Argentaria SA	2,365,841	6,826
	Telefonica SA	1,674,450	5,447
*	Ferrovial SA	173,191	3,751
*,1	Aena SME SA	24,953	3,362
*	Repsol SA	489,984	3,076
	Grifols SA	112,593	3,043
	Endesa SA	111,669	2,996
	Red Electrica Corp. SA	153,316	2,701
	CaixaBank SA	1,275,535	2,327
	Siemens Gamesa Renewable Energy SA	77,948	2,212
	Naturgy Energy Group SA	106,899	1,986
	ACS Actividades de Construccion y Servicios SA	81,189	1,930
	Enagas SA	87,288	1,884
	Bankinter SA	252,308	948
	Viscofan SA	13,510	912
	Inmobiliaria Colonial Socimi SA	121,001	861
	Merlin Properties Socimi SA	121,571	818
	Acciona SA	7,065	714
	Pharma Mar SA	4,999	671
	Ebro Foods SA	28,572	640
	Banco de Sabadell SA	1,989,273	609
	Mapfre SA	375,765	567
	Bankia SA	453,021	557
*	Acerinox SA	54,520	433
*	Solaria Energia y Medio Ambiente SA	21,116	411
	Zardoya Otis SA	66,393	406
	Fluidra SA	21,756	393
*	Banco Santander SA (XMEX)	195,913	379

92

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Applus Services SA	47,724	374
	Cia de Distribucion Integral Logista Holdings SA	21,015	355
	Faes Farma SA	89,838	339
	CIE Automotive SA	17,148	336
*,^	Banco Santander SA ADR	162,313	326
*,1	Neinor Homes SA	26,333	318
[1]	Euskaltel SA	29,552	281
*	Indra Sistemas SA	42,840	257
	Almirall SA	23,169	248
	Grifols SA Preference Shares	13,848	234
	Prosegur Cia de Seguridad SA	98,413	225
*	Construcciones y Auxiliar de Ferrocarriles SA	7,051	223
*	Sacyr SA	128,465	218
*,1	Unicaja Banco SA	284,134	182
*	Mediaset Espana Comunicacion SA	52,714	176
[1]	Gestamp Automocion SA	52,799	161
*	Melia Hotels International SA	37,871	140
*,1	Aedas Homes SA	6,664	132
*	Liberbank SA	481,493	129
[1]	Global Dominion Access SA	31,040	110
*,^	Ence Energia y Celulosa SA	44,717	100
*	Promotora de Informaciones SA	127,116	95
*	Distribuidora Internacional de Alimentacion SA	673,600	88
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	88
[1]	Prosegur Cash SA	110,532	86
*	Tecnicas Reunidas SA	10,072	81
*,1	Metrovacesa SA	14,260	80
	Lar Espana Real Estate Socimi SA	21,012	75
*	NH Hotel Group SA	7,070	18
*,§	Let's GOWEX SA	3,921	—
			116,067
Sweden (1.0%)
	Telefonaktiebolaget LM Ericsson Class B	1,051,686	11,742
*	Volvo AB Class B	530,777	10,317
	Investor AB Class B	166,515	9,981
	Atlas Copco AB Class A	221,229	9,765
	Assa Abloy AB Class B	324,147	6,947
*	Sandvik AB	384,234	6,849
*	Hexagon AB Class B	90,260	6,616
	Essity AB Class B	215,823	6,247
*	Swedbank AB Class A	357,716	5,600
	Atlas Copco AB Class B	137,343	5,262
	Hennes & Mauritz AB Class B	315,159	5,124
*	Skandinaviska Enskilda Banken AB Class A	513,631	4,408
*	Svenska Handelsbanken AB Class A	529,153	4,288
	Swedish Match AB	54,649	4,109
[1]	Evolution Gaming Group AB	47,716	3,539
^	Telia Co. AB	915,146	3,502
*	Kinnevik AB	84,583	3,464
	Epiroc AB Class A	229,965	3,434
*	Svenska Cellulosa AB SCA Class B	210,396	2,846
	Skf AB	138,218	2,829
	Boliden AB	102,867	2,805
*	Nibe Industrier AB Class B	106,558	2,566
	Skanska AB Class B	131,324	2,463
	Investor AB Class A	38,280	2,289
*	Industrivarden AB Class A	84,610	2,273
*	Alfa Laval AB	110,577	2,246
	Tele2 AB	186,734	2,204
	Castellum AB	94,976	1,977
*,^	Electrolux AB Class B	84,034	1,895
	Epiroc AB Class B	129,457	1,853
*	Indutrade AB	34,365	1,740
*	Fastighets AB Balder Class B	35,299	1,661

93

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Securitas AB Class B	111,675	1,576
	Getinge AB	79,568	1,558
	Elekta AB Class B	126,178	1,476
	Husqvarna AB	138,819	1,431
*	Trelleborg AB Class B	83,705	1,393
*,1	Sinch AB	14,016	1,331
	EQT AB	69,895	1,328
*	Industrivarden AB Class C	51,904	1,325
*,1	Thule Group AB	40,324	1,319
	ICA Gruppen AB	27,686	1,311
	Lundin Energy AB	67,333	1,287
*	Volvo AB Class A	66,253	1,286
	Holmen AB	33,771	1,279
*	L E Lundbergforetagen AB Class B	27,568	1,239
*	Aak AB	62,394	1,214
	Fabege AB	92,951	1,174
	Sweco AB Class B	22,370	1,126
	Lifco AB Class B	15,257	1,117
*	Swedish Orphan Biovitrum AB	63,974	1,103
*,1	Dometic Group AB	101,828	1,101
	Investment AB Latour Class B	40,009	933
	BillerudKorsnas AB	59,033	922
	Axfood AB	39,318	914
	Avanza Bank Holding AB	42,615	812
*	Nordic Entertainment Group AB Class B	22,612	807
	AddTech AB	72,504	801
	Wihlborgs Fastigheter AB	44,260	798
[1]	Bravida Holding AB	68,786	793
	Wallenstam AB	57,901	768
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	276,778	762
*	Hexpol AB	86,115	758
*	AF Poyry AB	32,798	749
*	Saab AB Class B	31,604	725
	Beijer Ref AB Class B	25,311	701
*	SSAB AB Class B	253,660	684
	Jm AB	22,497	650
*	Peab AB Class B	68,429	633
*	Loomis AB Class B	28,386	633
	Arjo AB	86,418	614
*	NetEnt AB	63,939	606
*	Nyfosa AB	69,774	577
^	Intrum AB	23,125	565
	Kungsleden AB	65,640	557
*	Sectra AB Class B	9,055	552
*	Vitrolife AB	22,424	546
	Bure Equity AB	18,758	544
	Mycronic AB	25,020	528
	NCC AB Class B	32,820	523
	Hufvudstaden AB Class A	37,568	490
*	Nolato AB Class B	5,301	441
*	Bilia AB	29,824	397
*	Biotage AB	22,831	380
	Catena AB	8,409	342
*	Hansa Biopharma AB	12,702	339
*	Betsson AB	43,587	332
	Lindab International AB	21,286	329
*	Modern Times Group MTG AB Class B	24,466	326
	Telefonaktiebolaget LM Ericsson Class A	26,259	314
*,1	Munters Group AB	41,835	311
*	Electrolux Professional AB Class B	79,280	299
*	Pandox AB Class B	28,722	287
	Klovern AB	183,923	280
	Ratos AB	70,826	258
*	Nobia AB	38,056	229

94

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Atrium Ljungberg AB	13,772	223
*,1	Resurs Holding AB	47,568	217
	Dios Fastigheter AB	29,484	206
*	SSAB AB Class A	68,745	200
*	Karo Pharma AB	26,746	191
*	Cloetta AB	80,284	189
*	Bonava AB Class B	24,050	187
	Samhallsbyggnadsbolaget i Norden AB	54,795	178
*,1	Attendo AB	38,500	176
*	Svenska Handelsbanken AB Class B	18,027	174
	Klovern AB Preference Shares	4,687	165
*	Concentric AB	9,601	159
*	Adapteo Oyj	16,699	153
*,^,1	Scandic Hotels Group AB	58,544	149
	Sagax AB Preference Shares	35,999	144
	Investment AB Oresund	10,840	143
*	Mekonomen AB	13,668	133
	SkiStar AB	11,188	125
	Clas Ohlson AB	11,122	98
*	Svenska Cellulosa AB SCA Class A	6,670	92
*	SAS AB	661,311	73
	Ncc Ab Class A	1,486	24
*	Collector AB	10,670	17
*	Bonava AB	1,921	14
*,^	SAS AB (XSTO)	73,479	13
	Sagax AB	3,641	13
			197,080
Switzerland (2.5%)
	Nestle SA	983,458	110,617
	Roche Holding AG	245,162	78,778
	Novartis AG	757,668	59,039
	Zurich Insurance Group AG	52,353	17,389
	Lonza Group AG	26,234	15,895
	ABB Ltd.	628,542	15,252
	UBS Group AG	1,179,836	13,736
	Givaudan SA	3,268	13,327
	Sika AG	49,320	12,133
	Cie Financiere Richemont SA	179,597	11,225
*	Alcon Inc.	162,990	9,266
	Credit Suisse Group AG	822,571	7,758
	Geberit AG	12,491	7,109
	Swiss Re AG	98,894	7,097
	LafargeHolcim Ltd. (XVTX)	146,263	6,278
	Partners Group Holding AG	5,854	5,270
	SGS SA	2,084	5,205
	Swisscom AG	9,028	4,592
	Logitech International SA	53,275	4,482
*	Sonova Holding AG	18,631	4,422
	Schindler Holding AG	14,894	3,815
	Straumann Holding AG	3,617	3,776
	Swiss Life Holding AG	11,174	3,759
	Kuehne & Nagel International AG	18,020	3,602
	Julius Baer Group Ltd.	78,013	3,472
	Roche Holding AG (Bearer)	10,416	3,356
	Chocoladefabriken Lindt & Spruengli AG (Registered)	36	3,112
	Adecco Group AG	56,504	2,771
	Chocoladefabriken Lindt & Spruengli AG	340	2,696
	Swatch Group AG (Bearer)	11,908	2,522
	Temenos AG	21,775	2,340
	Swiss Prime Site AG	27,599	2,322
	Baloise Holding AG	16,414	2,245
	Barry Callebaut AG	1,085	2,240
	EMS-Chemie Holding AG	2,489	2,189
	Vifor Pharma AG	18,998	2,138

95

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	SIG Combibloc Group AG	100,464	2,066
	Tecan Group AG	4,121	1,956
*	ams AG	88,577	1,897
	PSP Swiss Property AG	15,462	1,870
[1]	VAT Group AG	9,435	1,770
	Schindler Holding AG (Registered)	6,139	1,578
	Georg Fischer AG	1,508	1,523
	LafargeHolcim Ltd. (XPAR)	34,256	1,473
	Sunrise Communications Group AG	12,058	1,445
	Belimo Holding AG	165	1,227
	Cembra Money Bank AG	10,925	1,214
	Clariant AG	70,719	1,213
[1]	Galenica AG	16,946	1,069
	Allreal Holding AG	4,939	1,046
*	Idorsia Ltd.	39,766	1,044
	Siegfried Holding AG	1,537	973
	Banque Cantonale Vaudoise	9,850	954
	Helvetia Holding AG	11,469	899
*	Flughafen Zurich AG	6,512	879
	DKSH Holding AG	13,455	866
*	Softwareone Holding AG	33,799	832
	Bachem Holding AG	1,971	797
	Bucher Industries AG	2,048	790
*	Zur Rose Group AG	2,617	728
	Mobimo Holding AG	2,516	727
^	Stadler Rail AG	16,939	674
	Bkw AG	6,556	651
	Emmi AG	682	644
*	Dufry AG	16,583	626
	Vontobel Holding AG	10,201	626
	Daetwyler Holding AG	2,790	624
	SFS Group AG	6,565	613
	Interroll Holding AG	207	556
	Valiant Holding AG	6,741	541
	Forbo Holding AG	345	528
	Conzzeta AG	469	473
	OC Oerlikon Corp. AG	67,575	470
	Inficon Holding AG	629	462
*	Landis&Gyr Group AG	8,113	453
^	dormakaba Holding AG	972	447
	VZ Holding AG	5,300	445
	Schweiter Technologies AG	311	425
	St. Galler Kantonalbank AG	974	411
	Sulzer AG	5,560	407
	Huber & Suhner AG	5,296	382
	Berner Kantonalbank AG	1,628	370
	Swatch Group AG (Registered)	8,619	352
	LEM Holding SA	187	339
	Kardex Holding AG	1,827	323
	Comet Holding AG	2,281	321
	Burckhardt Compression Holding AG	1,205	302
	Swissquote Group Holding SA	3,158	251
	Vetropack Holding AG	4,376	244
	ALSO Holding AG	1,028	241
	Intershop Holding AG	367	225
	Liechtensteinische Landesbank AG	3,879	219
	EFG International AG	37,119	201
*	Komax Holding AG	1,091	198
*	Ascom Holding AG	16,022	192
*	COSMO Pharmaceuticals NV	2,263	183
*,1	Medacta Group SA	2,055	174
*	Arbonia AG	15,299	170
	Ypsomed Holding AG	1,264	157
*	Aryzta AG	305,283	153

96

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,^	Basilea Pharmaceutica AG	3,005	146
*	Valora Holding AG	981	140
	Bobst Group SA	2,817	136
	Zehnder Group AG	2,774	133
	Bell Food Group AG	520	132
*	Autoneum Holding AG	940	116
	Bossard Holding AG	682	111
	Leonteq AG	3,057	108
	u-blox Holding AG	2,049	103
	Implenia AG	4,586	92
	Rieter Holding AG	1,063	92
*	Hiag Immobilien Holding AG	865	88
	VP Bank AG	742	84
*	GAM Holding AG	44,025	71
*	Apg Sga SA	321	62
*	Ina Invest Holding AG	917	17
			502,765
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,378,165	81,370
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	627,927	52,664
	MediaTek Inc.	526,086	12,505
	Hon Hai Precision Industry Co. Ltd.	4,206,520	11,409
	Delta Electronics Inc.	768,471	5,113
	Formosa Plastics Corp.	1,714,873	4,747
	Nan Ya Plastics Corp.	1,989,423	4,087
	United Microelectronics Corp.	3,770,180	4,052
	CTBC Financial Holding Co. Ltd.	6,240,715	3,941
	Cathay Financial Holding Co. Ltd.	2,911,895	3,913
	Largan Precision Co. Ltd.	36,020	3,825
	Chunghwa Telecom Co. Ltd. ADR	97,033	3,666
	Mega Financial Holding Co. Ltd.	3,797,769	3,660
	Fubon Financial Holding Co. Ltd.	2,548,880	3,631
	Uni-President Enterprises Corp.	1,664,992	3,569
	E.Sun Financial Holding Co. Ltd.	4,169,370	3,545
	China Steel Corp.	4,455,390	3,165
	Formosa Chemicals & Fibre Corp.	1,205,259	2,903
	ASE Technology Holding Co. Ltd.	1,196,636	2,686
	Yuanta Financial Holding Co. Ltd.	4,249,523	2,642
	Taiwan Cement Corp.	1,782,921	2,530
	First Financial Holding Co. Ltd.	3,560,690	2,498
	Quanta Computer Inc.	963,450	2,431
	Hotai Motor Co. Ltd.	112,000	2,361
	Taiwan Cooperative Financial Holding Co. Ltd.	3,380,782	2,271
	Chailease Holding Co. Ltd.	464,553	2,257
	Asustek Computer Inc.	259,169	2,202
	Realtek Semiconductor Corp.	173,420	2,160
	Hua Nan Financial Holdings Co. Ltd.	3,367,726	2,026
	Yageo Corp.	160,473	1,999
	Novatek Microelectronics Corp.	210,025	1,963
	Taiwan Mobile Co. Ltd.	564,800	1,929
	President Chain Store Corp.	198,137	1,788
	Catcher Technology Co. Ltd.	262,310	1,658
	Shanghai Commercial & Savings Bank Ltd.	1,215,000	1,575
	Win Semiconductors Corp.	142,151	1,551
	Pegatron Corp.	718,954	1,549
	Taishin Financial Holding Co. Ltd.	3,487,200	1,538
	Advantech Co. Ltd.	147,674	1,495
	Accton Technology Corp.	194,000	1,409
	SinoPac Financial Holdings Co. Ltd.	3,706,756	1,388
	China Development Financial Holding Corp.	4,698,580	1,379
	Chang Hwa Commercial Bank Ltd.	2,286,731	1,363
	Formosa Petrochemical Corp.	488,140	1,344
	Airtac International Group	49,884	1,343
	Chunghwa Telecom Co. Ltd.	346,000	1,298

97

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Silergy Corp.	21,000	1,295
	Lite-On Technology Corp.	765,988	1,248
	Far EasTone Telecommunications Co. Ltd.	585,000	1,228
	Far Eastern New Century Corp.	1,357,279	1,225
	Asia Cement Corp.	816,264	1,175
	Unimicron Technology Corp.	479,000	1,145
	Shin Kong Financial Holding Co. Ltd.	3,993,875	1,112
	Globalwafers Co. Ltd.	75,000	1,092
	Eclat Textile Co. Ltd.	79,166	1,053
	Vanguard International Semiconductor Corp.	315,000	1,029
	Giant Manufacturing Co. Ltd.	102,881	1,016
	Feng TAY Enterprise Co. Ltd.	166,509	1,011
	Wistron Corp.	1,006,152	1,006
	Innolux Corp.	2,868,885	996
	Micro-Star International Co. Ltd.	246,000	992
*	Oneness Biotech Co. Ltd.	95,000	979
	Walsin Technology Corp.	170,968	979
	Compal Electronics Inc.	1,452,323	946
	Merida Industry Co. Ltd.	92,400	901
	Parade Technologies Ltd.	23,000	879
	Acer Inc.	1,049,551	877
	Zhen Ding Technology Holding Ltd.	206,700	876
	Inventec Corp.	1,064,554	843
	Wiwynn Corp.	32,000	814
	Pou Chen Corp.	896,524	792
	Powertech Technology Inc.	265,000	784
	Foxconn Technology Co. Ltd.	442,514	776
	Cheng Shin Rubber Industry Co. Ltd.	610,379	771
	Hiwin Technologies Corp.	86,120	751
	Walsin Lihwa Corp.	1,170,000	727
	Taiwan High Speed Rail Corp.	674,000	713
	Synnex Technology International Corp.	476,498	708
	WPG Holdings Ltd.	519,440	706
*	AU Optronics Corp. ADR	176,018	701
	Tripod Technology Corp.	176,000	700
	China Life Insurance Co. Ltd.	1,043,570	700
	Macronix International	606,903	681
	Voltronic Power Technology Corp.	19,322	663
	ASMedia Technology Inc.	13,000	653
	Chroma ATE Inc.	136,000	648
	Elite Material Co. Ltd.	123,000	646
	Simplo Technology Co. Ltd.	57,640	643
	Teco Electric and Machinery Co. Ltd.	612,000	640
	Chicony Electronics Co. Ltd.	212,231	640
	Sino-American Silicon Products Inc.	178,000	622
	Radiant Opto-Electronics Corp.	149,314	588
	Genius Electronic Optical Co. Ltd.	29,911	588
	Taiwan Business Bank	1,773,305	583
	Phison Electronics Corp.	56,000	583
	Winbond Electronics Corp.	976,726	580
	Poya International Co. Ltd.	26,450	571
	Nanya Technology Corp.	277,324	562
*	Evergreen Marine Corp. Taiwan Ltd.	832,956	551
	Sinbon Electronics Co. Ltd.	81,499	549
	Taiwan Fertilizer Co. Ltd.	306,000	548
	Compeq Manufacturing Co. Ltd.	351,000	536
*	AU Optronics Corp.	1,326,000	536
	ASPEED Technology Inc.	11,000	532
	Nien Made Enterprise Co. Ltd.	47,000	530
	ITEQ Corp.	122,525	515
	Ruentex Development Co. Ltd.	353,688	489
	E Ink Holdings Inc.	349,000	469
	eMemory Technology Inc.	23,000	460
	King's Town Bank Co. Ltd.	334,000	453

98

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Elan Microelectronics Corp.	94,400	446
	Highwealth Construction Corp.	306,394	445
	FLEXium Interconnect Inc.	106,154	433
	Taichung Commercial Bank Co. Ltd.	1,126,642	428
	Lien Hwa Industrial Holdings Corp.	304,685	426
	Goldsun Building Materials Co. Ltd.	462,137	424
	IBF Financial Holdings Co. Ltd.	1,028,526	423
	Chipbond Technology Corp.	189,000	414
	King Yuan Electronics Co. Ltd.	394,000	414
	Qisda Corp.	628,000	411
	International Games System Co. Ltd.	15,000	395
	Makalot Industrial Co. Ltd.	59,447	394
	Gigabyte Technology Co. Ltd.	155,000	390
	Nan Kang Rubber Tire Co. Ltd.	268,493	390
*	United Renewable Energy Co. Ltd.	733,596	389
	TA Chen Stainless Pipe	503,396	386
	Formosa Taffeta Co. Ltd.	352,000	385
	momo.com Inc.	16,000	383
*	Epistar Corp.	325,044	382
	Eternal Materials Co. Ltd.	321,919	379
	Standard Foods Corp.	168,400	360
	Nan Ya Printed Circuit Board Corp.	89,000	360
	Lotes Co. Ltd.	23,198	355
	Ruentex Industries Ltd.	151,960	352
	Great Wall Enterprise Co. Ltd.	221,501	349
	United Integrated Services Co. Ltd.	50,200	349
	Cheng Loong Corp.	293,000	348
	TXC Corp.	127,000	343
*	Microbio Co. Ltd.	132,000	335
	Far Eastern Department Stores Ltd.	405,115	335
	Far Eastern International Bank	908,955	329
	Wan Hai Lines Ltd.	336,000	308
	Tong Hsing Electronic Industries Ltd.	69,000	305
	Taiwan Surface Mounting Technology Corp.	92,250	304
	Eva Airways Corp.	803,817	304
	Mitac Holdings Corp.	306,589	303
	Taiwan Secom Co. Ltd.	97,675	300
	Merry Electronics Co. Ltd.	59,798	295
	Jentech Precision Industrial Co. Ltd.	28,000	292
	CTCI Corp.	214,000	291
	Tung Ho Steel Enterprise Corp.	273,000	289
	Taiwan Union Technology Corp.	86,000	287
*	China Airlines Ltd.	935,000	286
	TCI Co. Ltd.	35,022	280
*	Taiwan Glass Industry Corp.	636,842	280
*	HTC Corp.	275,491	277
	YFY Inc.	403,000	274
*	Yulon Motor Co. Ltd.	217,430	271
	China Petrochemical Development Corp.	865,567	259
	Bizlink Holding Inc.	33,616	258
	Capital Securities Corp.	667,220	255
	Alchip Technologies Ltd.	14,882	253
	Nantex Industry Co. Ltd.	93,000	251
	General Interface Solution Holding Ltd.	63,000	251
	Grape King Bio Ltd.	43,000	250
*	HannStar Display Corp.	775,265	249
	Run Long Construction Co. Ltd.	111,600	247
*	Asia Pacific Telecom Co. Ltd.	748,508	246
	Global Unichip Corp.	27,000	245
*	Gold Circuit Electronics Ltd.	159,000	245
	Wistron NeWeb Corp.	92,400	244
*	Adimmune Corp.	115,485	236
	Kinsus Interconnect Technology Corp.	96,000	233
*	Century Iron & Steel Industrial Co. Ltd.	51,000	232

99

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Cheng Uei Precision Industry Co. Ltd.	164,000	232
	Jih Sun Financial Holdings Co. Ltd.	630,849	232
	Fusheng Precision Co. Ltd.	36,000	227
	Advanced Ceramic X Corp.	18,000	226
	AP Memory Technology Corp.	21,350	226
	Tong Yang Industry Co. Ltd.	170,000	224
	Center Laboratories Inc.	100,731	224
*	XinTec Inc.	53,000	223
	International CSRC Investment Holdings Co.	323,447	222
	King Slide Works Co. Ltd.	22,000	222
*	Lealea Enterprise Co. Ltd.	470,000	217
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	216
*	TaiMed Biologics Inc.	69,000	216
	Chilisin Electronics Corp.	58,325	216
	Ardentec Corp.	181,903	213
	Shin Zu Shing Co. Ltd.	42,691	212
	Asia Vital Components Co. Ltd.	90,000	212
	Ennoconn Corp.	26,664	211
	Hota Industrial Manufacturing Co. Ltd.	67,936	209
*	TPK Holding Co. Ltd.	117,958	208
	Taiwan Cogeneration Corp.	155,000	206
	Sonix Technology Co. Ltd.	88,000	205
	Transcend Information Inc.	92,000	205
	Yulon Finance Corp.	60,500	205
*	Grand Pacific Petrochemical	257,000	205
	Test Research Inc.	105,000	204
	Topco Scientific Co. Ltd.	50,047	201
	LandMark Optoelectronics Corp.	21,600	200
*	Yang Ming Marine Transport Corp.	495,030	199
	Solar Applied Materials Technology Co.	132,000	198
	Getac Technology Corp.	120,000	198
	Huaku Development Co. Ltd.	65,000	197
	Test Rite International Co. Ltd.	224,000	197
	Sercomm Corp.	76,000	195
	Greatek Electronics Inc.	112,000	195
	Taiwan Paiho Ltd.	77,000	192
*	PharmaEssentia Corp.	67,648	190
	Aten International Co. Ltd.	65,000	187
	ChipMOS Technologies Inc.	188,682	186
	Arcadyan Technology Corp.	53,099	186
	Clevo Co.	182,628	185
	Visual Photonics Epitaxy Co. Ltd.	65,250	184
	Charoen Pokphand Enterprise	75,000	180
	Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	180
	Kindom Development Co. Ltd.	147,000	179
	WT Microelectronics Co. Ltd.	138,986	179
	Global Mixed Mode Technology Inc.	34,000	178
	Wafer Works Corp.	156,436	174
*	Bioteque Corp.	36,000	173
	Cub Elecparts Inc.	31,044	172
	Chong Hong Construction Co. Ltd.	61,152	170
*	Apex International Co. Ltd.	65,000	169
	Sanyang Motor Co. Ltd.	214,000	169
	Nan Pao Resins Chemical Co. Ltd.	34,000	168
	Advanced Wireless Semiconductor Co.	48,437	167
*	RichWave Technology Corp.	20,000	166
	Sampo Corp.	205,600	166
	Everlight Electronics Co. Ltd.	125,000	166
	Chunghwa Precision Test Tech Co. Ltd.	7,000	166
*	China Motor Corp.	104,800	163
	AURAS Technology Co. Ltd.	21,000	161
	Pan Jit International Inc.	127,800	161
	Formosa International Hotels Corp.	36,058	161
	Pixart Imaging Inc.	27,000	161

100

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	OBI Pharma Inc.	41,014	161
	Shinkong Synthetic Fibers Corp.	396,000	161
	Brighton-Best International Taiwan Inc.	179,000	160
*	Hotai Finance Co. Ltd.	57,000	157
	TSRC Corp.	220,925	157
	UPC Technology Corp.	344,265	157
	Holy Stone Enterprise Co. Ltd.	44,200	156
	Taiwan FamilyMart Co. Ltd.	17,000	155
	Unitech Printed Circuit Board Corp.	210,120	155
	TaiDoc Technology Corp.	19,000	154
	China Steel Chemical Corp.	48,000	154
*	Universal Vision Biotechnology Co. Ltd.	17,000	153
	Prince Housing & Development Corp.	412,050	152
	TTY Biopharm Co. Ltd.	56,541	151
	Casetek Holdings Ltd.	49,877	151
	Kinpo Electronics	405,000	149
	Cleanaway Co. Ltd.	27,000	149
	Tainan Spinning Co. Ltd.	345,543	149
	Posiflex Technology Inc.	54,169	149
	Holtek Semiconductor Inc.	60,000	148
	Zeng Hsing Industrial Co. Ltd.	31,000	148
	Chicony Power Technology Co. Ltd.	63,000	147
	Egis Technology Inc.	27,000	147
	Syncmold Enterprise Corp.	48,750	146
*	China Man-Made Fiber Corp.	496,733	145
	Gudeng Precision Industrial Co. Ltd.	16,000	145
	BES Engineering Corp.	560,000	144
*	Lite-On Semiconductor Corp.	97,000	143
*	Motech Industries Inc.	108,133	142
	Soft-World International Corp.	50,000	142
	Sunonwealth Electric Machine Industry Co. Ltd.	69,000	141
	USI Corp.	222,645	138
	Chlitina Holding Ltd.	22,400	137
	Career Technology MFG. Co. Ltd.	134,522	136
	Oriental Union Chemical Corp.	236,000	135
*	Ton Yi Industrial Corp.	389,000	135
	China General Plastics Corp.	176,091	135
	Sporton International Inc.	16,802	134
	Sunny Friend Environmental Technology Co. Ltd.	18,000	133
	ScinoPharm Taiwan Ltd.	133,245	132
	Asia Optical Co. Inc.	59,000	131
	Primax Electronics Ltd.	84,000	131
	Radium Life Tech Co. Ltd.	352,440	130
	Nan Liu Enterprise Co. Ltd.	16,000	130
	Coretronic Corp.	107,400	129
*	AmTRAN Technology Co. Ltd.	359,000	128
	St. Shine Optical Co. Ltd.	14,000	127
	Longchen Paper & Packaging Co. Ltd.	221,941	125
	Acter Group Corp. Ltd.	19,000	125
	Wowprime Corp.	47,665	125
	Lung Yen Life Service Corp.	67,000	124
*	Via Technologies Inc.	94,000	123
	U-Ming Marine Transport Corp.	121,000	123
	YungShin Global Holding Corp.	81,400	122
	Hannstar Board Corp.	89,059	122
*	Mercuries Life Insurance Co. Ltd.	410,156	122
	Swancor Holding Co. Ltd.	22,000	122
	Taiwan Semiconductor Co. Ltd.	77,000	121
	Rexon Industrial Corp. Ltd.	43,000	121
	Dynapack International Technology Corp.	43,000	120
*	Federal Corp.	170,612	119
	Sitronix Technology Corp.	27,000	119
	Tyntek Corp.	194,000	119
	Cathay Real Estate Development Co. Ltd.	178,200	119

101

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Sigurd Microelectronics Corp.	89,781	119
	Taiwan PCB Techvest Co. Ltd.	83,000	118
	China Metal Products	101,000	118
	KEE TAI Properties Co. Ltd.	348,000	117
	Taiwan Sakura Corp.	68,000	117
*	D-Link Corp.	184,212	117
	AcBel Polytech Inc.	126,000	115
	Mercuries & Associates Holding Ltd.	158,321	115
	Foxsemicon Integrated Technology Inc.	18,900	115
	Taiyen Biotech Co. Ltd.	100,000	114
	Senao International Co. Ltd.	114,000	114
	Wisdom Marine Lines Co. Ltd.	151,196	112
	Faraday Technology Corp.	76,800	112
	Topkey Corp.	21,000	112
	President Securities Corp.	216,799	112
	Silicon Integrated Systems Corp.	283,561	111
	Chin-Poon Industrial Co. Ltd.	105,000	111
*	Lotus Pharmaceutical Co. Ltd.	39,000	109
*	Yieh Phui Enterprise Co. Ltd.	305,136	108
	Farglory Land Development Co. Ltd.	70,000	108
	CMC Magnetics Corp.	386,080	107
	Taiwan Styrene Monomer	190,450	107
	Nichidenbo Corp.	68,000	107
	Darfon Electronics Corp.	77,000	107
	Wei Chuan Foods Corp.	152,000	106
	Chaun-Choung Technology Corp.	13,000	105
	Fulgent Sun International Holding Co. Ltd.	25,029	105
*	Lingsen Precision Industries Ltd.	278,000	104
	SDI Corp.	49,000	104
	Sinyi Realty Inc.	103,358	103
	Gourmet Master Co. Ltd.	28,245	103
	Ginko International Co. Ltd.	23,100	103
	Machvision Inc.	10,404	103
*	Medigen Vaccine Biologics Corp.	35,000	103
	Formosa Sumco Technology Corp.	26,000	103
	Firich Enterprises Co. Ltd.	115,127	103
	Systex Corp.	36,000	102
	Infortrend Technology Inc.	242,000	102
	FocalTech Systems Co. Ltd.	56,656	102
*	AGV Products Corp.	390,440	101
*	Gigastorage Corp.	111,064	100
*	Taiwan TEA Corp.	174,000	100
	Gemtek Technology Corp.	102,000	99
*	Medigen Biotechnology Corp.	49,000	98
	FSP Technology Inc.	84,000	98
	Alpha Networks Inc.	107,772	97
	Elite Semiconductor Microelectronics Technology Inc.	66,000	97
*	Kuo Toong International Co. Ltd.	127,374	96
	Namchow Holdings Co. Ltd.	64,000	96
	Supreme Electronics Co. Ltd.	90,000	95
*	KMC Kuei Meng International Inc.	13,000	94
*	Ho Tung Chemical Corp.	251,141	93
	Kung Long Batteries Industrial Co. Ltd.	19,000	91
	Innodisk Corp.	17,340	91
	ITE Technology Inc.	37,000	89
	A-DATA Technology Co. Ltd.	46,190	89
*	Unizyx Holding Corp.	112,000	88
	Xxentria Technology Materials Corp.	44,000	88
	Chia Hsin Cement Corp.	159,000	87
*	Savior Lifetec Corp.	77,000	86
	Yulon Nissan Motor Co. Ltd.	10,000	86
	Hsin Kuang Steel Co. Ltd.	78,000	86
	Asia Polymer Corp.	128,977	86
	Wah Lee Industrial Corp.	38,000	85

102

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Shining Building Business Co. Ltd.	237,915	85
	Sunplus Technology Co. Ltd.	171,000	84
	Flytech Technology Co. Ltd.	39,853	84
	YC INOX Co. Ltd.	103,000	83
	Evergreen International Storage & Transport Corp.	160,000	81
	Rechi Precision Co. Ltd.	120,000	81
*	Phihong Technology Co. Ltd.	193,000	79
*	Lextar Electronics Corp.	125,000	79
	Ta Ya Electric Wire & Cable	111,280	78
	Hung Sheng Construction Ltd.	128,640	77
*	Chief Telecom Inc.	6,000	77
	PChome Online Inc.	22,587	76
	Everlight Chemical Industrial Corp.	131,240	75
	Quanta Storage Inc.	59,000	75
	Huang Hsiang Construction Corp.	55,000	75
	Depo Auto Parts Ind Co. Ltd.	45,000	74
	Kinik Co.	36,000	74
*	Ritek Corp.	202,258	74
	TA-I Technology Co. Ltd.	30,750	73
*	OptoTech Corp.	91,312	72
	Rich Development Co. Ltd.	208,000	72
	Taiflex Scientific Co. Ltd.	40,800	72
	Formosan Rubber Group Inc.	99,890	70
	HannsTouch Solution Inc.	200,133	70
*	Dynamic Electronics Co. Ltd.	106,215	69
	Concraft Holding Co. Ltd.	22,512	68
*	Fittech Co. Ltd.	14,000	68
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	68
*	ALI Corp.	66,811	68
	Gloria Material Technology Corp.	125,000	67
	Elite Advanced Laser Corp.	30,412	67
*	Roo Hsing Co. Ltd.	168,000	67
	Hu Lane Associate Inc.	23,575	66
*	Li Peng Enterprise Co. Ltd.	240,600	66
	China Chemical & Pharmaceutical Co. Ltd.	82,000	65
*	Speed Tech Corp.	19,000	64
	Adlink Technology Inc.	27,584	64
	Vivotek Inc.	25,000	63
*	Taiwan Land Development Corp.	243,731	63
	Hong Pu Real Estate Development Co. Ltd.	75,000	62
	L&K Engineering Co. Ltd.	65,000	59
	WUS Printed Circuit Co. Ltd.	56,457	58
*	GeneReach Biotechnology Corp.	11,000	56
	Altek Corp.	61,600	55
*	Darwin Precisions Corp.	142,000	55
*,§	Unity Opto Technology Co. Ltd.	378,000	54
	Ichia Technologies Inc.	87,000	54
*	Bank of Kaohsiung Co. Ltd.	152,859	54
	CyberTAN Technology Inc.	109,000	53
*	CSBC Corp. Taiwan	61,678	53
*	Tung Thih Electronic Co. Ltd.	12,000	52
	Weltrend Semiconductor	48,599	52
^	Global Brands Manufacture Ltd.	67,000	51
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	50
	IEI Integration Corp.	32,605	50
*	Chung Hwa Pulp Corp.	152,421	49
	Johnson Health Tech Co. Ltd.	21,105	49
	Pan-International Industrial Corp.	80,000	48
	Sincere Navigation Corp.	95,790	48
	Orient Semiconductor Electronics Ltd.	120,605	47
	Iron Force Industrial Co. Ltd.	17,000	47
*	Newmax Technology Co. Ltd.	33,000	45
	Advanced International Multitech Co. Ltd.	32,000	43
*	Elitegroup Computer Systems Co. Ltd.	73,000	43

103

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Jess-Link Products Co. Ltd.	35,750	42
	CHC Healthcare Group	31,268	41
	Gigasolar Materials Corp.	6,400	40
	Basso Industry Corp.	29,200	39
	Cyberlink Corp.	11,000	39
	TYC Brother Industrial Co. Ltd.	53,000	38
	Toung Loong Textile Manufacturing	44,000	38
*	Etron Technology Inc.	63,525	37
	Tong-Tai Machine & Tool Co. Ltd.	74,560	37
	Sheng Yu Steel Co. Ltd.	56,000	36
	Globe Union Industrial Corp.	65,000	35
	PharmaEngine Inc.	17,038	33
	Ability Enterprise Co. Ltd.	69,000	31
*	Nien Hsing Textile Co. Ltd.	54,945	31
	China Electric Manufacturing Corp.	81,360	31
*	Zinwell Corp.	43,000	27
	Li Cheng Enterprise Co. Ltd.	28,407	27
§	Pharmally International Holding Co. Ltd.	10,673	21
	Brogent Technologies Inc.	5,529	19
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	—
*,§	XPEC Entertainment Inc.	21,468	—
			367,483
Thailand (0.3%)
	PTT PCL (Foreign)	4,954,780	4,924
	CP ALL PCL (Foreign)	1,871,000	3,221
	Airports of Thailand PCL (Foreign)	1,800,750	2,986
	Advanced Info Service PCL (Foreign)	394,600	2,183
	Bangkok Dusit Medical Services PCL	3,451,300	1,937
	Siam Cement PCL NVDR	162,800	1,764
	Siam Cement PCL (Foreign)	139,306	1,510
	Siam Commercial Bank PCL (Foreign)	704,100	1,466
	Bangkok Bank PCL NVDR (Foreign)	435,248	1,348
	Gulf Energy Development PCL	1,367,080	1,250
	PTT Exploration & Production PCL (Foreign)	472,581	1,194
	Charoen Pokphand Foods PCL (Foreign)	1,443,300	1,168
	Kasikornbank PCL (Foreign)	470,383	1,149
	Central Pattana PCL	870,200	1,075
	Home Product Center PCL	2,077,498	929
	Delta Electronics Thailand PCL	160,100	919
	PTT Global Chemical PCL	702,415	900
*	Minor International PCL (Foreign)	1,537,516	823
	Central Retail Corp. PCL (Foreign)	961,000	821
	Bangkok Expressway & Metro PCL	3,038,257	798
	Digital Telecommunications Infrastructure Fund	1,759,917	717
	Krungthai Card PCL	530,800	672
	Intouch Holdings PCL (Foreign)	391,355	671
	Energy Absolute PCL	538,100	656
	Intouch Holdings PCL NVDR	374,996	643
	BTS Group Holdings PCL (Foreign)	2,221,011	634
	Electricity Generating PCL (Foreign)	93,100	495
	Com7 PCL	354,700	465
*	Bangkok Commercial Asset Management PCL	710,700	460
	Thai Union Frozen Products PCL (Foreign)	939,080	458
	Banpu PCL	2,048,328	430
	Krung Thai Bank PCL (Foreign)	1,531,475	425
	TMB Bank PCL	15,949,469	414
	Kasikornbank PCL NVDR	168,076	410
	Jasmine Broadband Internet Infrastructure Fund	1,323,700	401
	Thai Oil PCL (Foreign)	360,100	396
	Indorama Ventures PCL	551,300	390
	Osotspa PCL	378,100	388
	Bumrungrad Hospital PCL (Foreign)	130,600	381
	Muangthai Capital PCL	216,700	380
^	Sri Trang Agro-Industry PCL	331,096	379

104

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	CPN Retail Growth Leasehold REIT	630,200	368
	Ratchaburi Electricity Generating Holding PCL (Foreign)	244,400	365
	Berli Jucker PCL	384,984	355
	Quality Houses PCL	5,285,283	352
	KCE Electronics PCL	259,200	324
	Global Power Synergy PCL	192,693	320
	Land & Houses PCL	1,482,900	304
	Hana Microelectronics PCL (Foreign)	209,600	302
	B Grimm Power PCL	235,500	296
	Srisawad Corp. PCL	186,405	296
	True Corp. PCL	3,256,454	284
	Carabao Group PCL	77,400	272
	Asset World Corp. PCL	2,704,000	253
	Tisco Financial Group PCL (Foreign)	111,400	253
	Kiatnakin Phatra Bank PCL	197,100	250
	TQM Corp. PCL	61,800	234
	IRPC PCL (Foreign)	3,602,700	233
	Siam Global House PCL	456,156	232
	Siam Commercial Bank PCL	111,400	232
	Thailand Future Fund	754,400	227
	Thai Vegetable Oil PCL	206,400	225
	Thanachart Capital PCL (Foreign)	247,100	218
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	527,880	215
	Siam Makro PCL	160,100	204
	Total Access Communication PCL (Foreign)	204,100	201
	BTS Group Holdings PCL	672,000	192
	Supalai PCL	380,600	192
	Tisco Financial Group PCL NVDR	83,500	189
	Chularat Hospital PCL	2,340,180	189
	WHA Corp. PCL	2,428,602	185
	TPI Polene PCL	4,173,300	185
	Asian Property Development PCL (Foreign)	921,500	185
	Krung Thai Bank PCL NVDR	633,000	175
	Bangchak Corp. PCL	377,100	175
	Land & Houses PCL (Foreign)	850,100	174
	Mega Lifesciences PCL (Foreign)	153,800	171
	TOA Paint Thailand PCL	164,400	170
	TTW PCL	437,300	163
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	425,900	161
	CK Power PCL	1,193,545	158
	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	375,900	153
*	Central Plaza Hotel PCL	239,500	151
	AEON Thana Sinsap Thailand PCL	36,100	150
^	CH Karnchang PCL	302,700	145
	Vgi Pcl	750,950	144
	Bangkok Land PCL	4,444,600	138
	Pruksa Holding PCL	423,000	133
	BTS Rail Mass Transit Growth Infrastructure Fund	846,100	132
	Bangkok Chain Hospital PCL	297,200	131
	Tipco Asphalt PCL	257,200	125
^	Sino-Thai Engineering & Construction PCL	376,100	122
	Siam City Cement PCL (Foreign)	27,700	105
^	Jasmine International PCL	1,256,900	104
	Super Energy Corp. PCL	3,838,700	102
	TPI Polene Power PCL	688,700	93
	Banpu Power PCL	215,100	92
	MK Restaurants Group PCL	62,900	92
	Bangkok Life Assurance PCL NVDR	157,940	91
	Amata Corp. PCL	243,149	91
§	Pruksa Real Estate PCL	210,700	91
	Major Cineplex Group PCL	203,500	84
	Thaifoods Group PCL	649,700	84
	Star Petroleum Refining PCL	484,700	82
	Origin Property PCL	389,400	82

105

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Gunkul Engineering PCL	1,185,099	77
	JMT Network Services PCL (Foreign)	69,700	77
	Spcg PCL	120,600	77
	Ratchthani Leasing PCL	670,500	75
	Bangkok Airways PCL	457,000	73
	IMPACT Growth REIT	130,000	73
	Sansiri PCL (Foreign)	3,900,900	73
	Bcpg PCL	191,300	71
	PTG Energy PCL	114,600	70
*,^	Esso Thailand PCL	357,200	69
	Mbk PCL	185,300	64
*	BEC World PCL (Foreign)	406,500	60
	Gfpt PCL	164,000	60
	Samart Corp. PCL	365,500	57
	Thonburi Healthcare Group PCL	93,700	54
	Thaicom PCL	303,900	54
*	U City PCL	1,520,425	53
	Ratchaburi Electricity Generating Holding PCL NVDR	35,300	53
	Unique Engineering & Construction PCL	382,500	50
	Plan B Media PCL	280,300	49
*	Italian-Thai Development PCL	1,562,400	45
	Taokaenoi Food & Marketing PCL	123,500	44
	Bangkok Bank PCL NVDR	13,350	41
^	Thoresen Thai Agencies PCL	443,252	39
	LPN Development PCL	284,600	35
	Thanachart Capital PCL NVDR	38,600	34
*	Precious Shipping PCL	188,100	29
*	Thai Airways International PCL (Foreign)	300,774	28
	Workpoint Entertainment PCL	82,500	26
*	SCG Packaging PCL	22,945	26
	Univentures PCL	246,900	18
	Beauty Community PCL	369,400	15
*	Minor International PCL Warrants Exp. 07/31/2023	64,414	13
	Bangkok Life Assurance PCL (Foreign)	16,500	10
*,^	Group Lease PCL	155,959	9
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	194,321	3
*	MBK PCL Warrants Exp. 12/31/2023	7,412	2
*	BTS Group Holdings PCL NVDR Warrants Exp. 12/31/2021	67,200	1
*	Minor International PCL Warrants Exp. 12/31/2021	58,699	—
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	—
*	Samart Corp. PCL Warrants Exp. 05/08/2021	42,966	—
			56,533
Turkey (0.1%)
	BIM Birlesik Magazalar AS	155,585	1,230
*	Turkcell Iletisim Hizmetleri AS	384,589	666
*	Turkiye Garanti Bankasi AS	758,844	599
	Eregli Demir ve Celik Fabrikalari TAS	486,692	557
*	Akbank T.A.S.	947,165	537
	KOC Holding AS	306,458	519
	Aselsan Elektronik Sanayi Ve Ticaret AS	196,426	392
	Turkiye Sise ve Cam Fabrikalari AS	514,031	375
*	Tupras Turkiye Petrol Rafinerileri AS	40,858	365
	Ford Otomotiv Sanayi AS	26,710	346
	Haci Omer Sabanci Holding AS (Bearer)	333,446	328
*	Turkiye Is Bankasi AS	495,971	303
	Enka Insaat ve Sanayi AS	283,192	245
*	Turk Hava Yollari AO	203,001	218
*	Arcelik AS	59,514	191
*	Turkiye Vakiflar Bankasi TAO	386,738	176
*	Koza Altin Isletmeleri AS	19,560	173
*	Turkiye Sinai Kalkinma Bankasi AS	560,984	171
*	Petkim Petrokimya Holding AS	341,998	167
*	Bera Holding AS	146,243	157

106

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Ulker Biskuvi Sanayi AS	62,695	151
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	733,255	150
*	Gubre Fabrikalari TAS	36,375	145
	Coca-Cola Icecek AS	26,410	142
*	Turkiye Halk Bankasi AS	242,994	136
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	133
*	Yapi ve Kredi Bankasi AS	514,749	132
[1]	Enerjisa Enerji AS	116,815	126
	Turk Telekomunikasyon AS	160,573	123
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	331,341	123
*	Oyak Cimento Fabrikalari AS	136,787	120
	Tofas Turk Otomobil Fabrikasi AS	37,311	119
	Tekfen Holding AS	74,320	117
	Dogan Sirketler Grubu Holding AS	389,279	113
*	Sok Marketler Ticaret AS	80,871	109
	TAV Havalimanlari Holding AS	63,555	105
*	Zorlu Enerji Elektrik Uretim AS	328,267	97
*	Sasa Polyester Sanayi AS	52,573	96
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	86
	Tat Gida Sanayi AS	67,624	82
*,1	Mavi Giyim Sanayi Ve Ticaret AS	18,167	82
	Iskenderun Demir ve Celik AS	77,436	69
*	AG Anadolu Grubu Holding AS	31,736	66
*	Logo Yazilim Sanayi Ve Ticaret AS	4,988	55
*	Pegasus Hava Tasimaciligi AS	11,507	55
	Aksigorta AS	61,914	52
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	81,746	51
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	48
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	35,502	46
*	Sekerbank Turk AS	205,730	45
	EGE Endustri VE Ticaret AS	387	42
*	Aksa Enerji Uretim AS Class B	54,329	40
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	40
*	NET Holding AS	95,198	36
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	32
	Alarko Holding AS	41,515	31
*	Migros Ticaret AS	6,467	29
*	Hektas Ticaret TAS	18,620	27
*,1	MLP Saglik Hizmetleri AS	13,316	25
*	Is Gayrimenkul Yatirim Ortakligi AS	91,844	21
	Aksa Akrilik Kimya Sanayii AS	20,723	20
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	16,291	17
	Kordsa Teknik Tekstil AS	12,974	17
	Aygaz AS	12,065	15
	Dogus Otomotiv Servis ve Ticaret AS	7,386	15
*	Cimsa Cimento Sanayi VE Ticaret AS	8,065	12
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	11
*	Albaraka Turk Katilim Bankasi AS	48,631	9
*,§	Asya Katilim Bankasi AS	147,465	—
			11,128
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	1,554,959	4,792
	Emirates Telecommunications Group Co. PJSC	626,067	2,868
	Emirates NBD Bank PJSC	882,494	2,262
§	Abu Dhabi Commercial Bank PJSC	945,908	1,505
	Aldar Properties PJSC	1,341,019	990
*	Emaar Properties PJSC	1,236,633	886
	Dubai Islamic Bank PJSC	635,648	719
	Abu Dhabi Islamic Bank PJSC	507,413	597
*	Emaar Malls PJSC	604,573	241
	Air Arabia PJSC	763,896	227
	Dana Gas PJSC	1,186,473	218
	Dubai Investments PJSC	659,013	202
*	Emaar Development PJSC	270,876	167

107

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	DAMAC Properties Dubai Co. PJSC	473,801	139
	GFH Financial Group BSC	887,933	134
	Orascom Construction plc (DIFX)	21,054	108
*	Union Properties PJSC	1,323,013	101
	Dubai Financial Market PJSC	426,230	96
	RAK Properties PJSC	603,454	63
*,§	Arabtec Holding PJSC	245,437	36
*	Deyaar Development PJSC	361,379	27
*,§	Drake & Scull International PJSC	114,862	12
			16,390
United Kingdom (3.7%)
	AstraZeneca plc	464,323	46,621
*	HSBC Holdings plc	7,210,933	30,218
	GlaxoSmithKline plc	1,749,631	29,216
	Diageo plc	807,700	26,103
	British American Tobacco plc	696,096	22,063
	Unilever plc	383,427	21,851
	Rio Tinto plc	382,313	21,624
	Reckitt Benckiser Group plc	221,995	19,555
	Royal Dutch Shell plc Class A	1,441,389	18,132
	BP plc	6,982,586	17,810
	Royal Dutch Shell plc Class B	1,315,282	15,862
	National Grid plc	1,241,369	14,767
	BHP Group plc	732,448	14,189
	RELX plc	657,555	13,012
	Vodafone Group plc	9,478,088	12,644
	London Stock Exchange Group plc	111,280	11,996
	Experian plc	319,388	11,700
	Prudential plc	918,165	11,230
	Anglo American plc	437,567	10,267
	CRH plc (XLON)	274,927	9,648
	Tesco plc	3,415,803	9,091
*	Lloyds Banking Group plc	24,911,085	9,070
	Compass Group plc	634,407	8,684
*	Barclays plc	6,085,174	8,435
*	Ferguson plc	79,714	7,917
*	Glencore plc	3,856,814	7,780
*	Flutter Entertainment plc	41,822	7,246
	SSE plc	368,297	6,040
	BAE Systems plc	1,137,623	5,848
	Ashtead Group plc	160,970	5,817
	Smith & Nephew plc	309,748	5,379
	Imperial Brands plc	333,831	5,284
*	Ocado Group plc	171,316	5,052
	Legal & General Group plc	2,104,129	5,045
	Segro plc	426,456	4,983
	Aviva plc	1,377,857	4,596
*	Rentokil Initial plc	659,438	4,490
	3i Group plc	342,874	4,282
*	Standard Chartered plc	915,873	4,185
	Intertek Group plc	57,947	4,174
	Halma plc	135,910	4,171
	BT Group plc	3,098,139	4,069
	Spirax-Sarco Engineering plc	26,280	3,842
	Bunzl plc	119,027	3,700
	Next plc	45,957	3,471
	Croda International plc	44,335	3,465
	Persimmon plc	114,234	3,459
	British American Tobacco plc ADR	106,973	3,410
	WPP plc	422,895	3,378
*,1	Just Eat Takeaway.com NV (XLON)	30,452	3,373
*	InterContinental Hotels Group plc	65,226	3,314
	Smurfit Kappa Group plc	87,111	3,287
	Sage Group plc	390,479	3,213

108

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Informa plc	540,963	2,935
	Mondi plc (XLON)	146,218	2,771
	Associated British Foods plc	125,972	2,770
*	Kingfisher plc	744,166	2,768
	Severn Trent plc	84,692	2,665
	United Utilities Group plc	238,295	2,664
*	Melrose Industries plc	1,711,065	2,654
*	GVC Holdings plc	206,241	2,584
	Admiral Group plc	71,983	2,564
	Burberry Group plc	146,005	2,564
[1]	Auto Trader Group plc	338,907	2,548
*	Natwest Group plc	1,573,038	2,536
*	Rightmove plc	313,238	2,507
	Polymetal International plc	117,898	2,506
	Smiths Group plc	143,705	2,476
	Standard Life Aberdeen plc	812,347	2,367
	DCC plc	35,348	2,297
*	Barratt Developments plc	365,416	2,284
	St. James's Place plc	194,296	2,264
	Berkeley Group Holdings plc	42,315	2,225
	Hargreaves Lansdown plc	126,405	2,219
*	RSA Insurance Group plc	370,635	2,035
	Hikma Pharmaceuticals plc	62,537	2,033
	Whitbread plc	72,381	2,015
	Pennon Group plc	150,298	1,934
	Johnson Matthey plc	68,971	1,920
	B&M European Value Retail SA	301,592	1,893
*	Taylor Wimpey plc	1,286,019	1,762
	M&G plc	922,133	1,754
	Pearson plc	262,528	1,735
*	Weir Group plc	90,953	1,690
	Land Securities Group plc	254,145	1,677
	Antofagasta plc	124,952	1,666
*	Howden Joinery Group plc	200,992	1,659
*	DS Smith plc	449,558	1,649
	Direct Line Insurance Group plc	482,253	1,648
	Dechra Pharmaceuticals plc	36,158	1,636
	Wm Morrison Supermarkets plc	772,656	1,631
	Phoenix Group Holdings plc	188,828	1,622
	Coca-Cola HBC AG	70,828	1,609
	J Sainsbury plc	570,230	1,488
	Intermediate Capital Group plc	97,894	1,487
	Games Workshop Group plc	11,014	1,481
	British Land Co. plc	323,919	1,463
	JD Sports Fashion plc	151,504	1,458
	Electrocomponents plc	163,188	1,433
*	G4S plc	538,162	1,419
	HomeServe plc	98,614	1,413
	Schroders plc	40,081	1,358
	IMI plc	99,375	1,333
	Tate & Lyle plc	172,410	1,329
	Bellway plc	43,509	1,316
	Spectris plc	40,852	1,311
[1]	ConvaTec Group plc	560,057	1,311
	IG Group Holdings plc	132,199	1,305
*	Hiscox Ltd.	121,413	1,298
*	William Hill plc	364,676	1,295
*	ITV plc	1,374,840	1,285
*	UNITE Group plc	118,834	1,282
	AVEVA Group plc	22,968	1,275
	Derwent London plc	36,472	1,256
	Genus plc	23,029	1,224
*	Travis Perkins plc	88,946	1,222
	Tritax Big Box REIT plc	595,786	1,209

109

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
[1]	Avast plc	196,631	1,208
	Diploma plc	40,732	1,173
	Rotork plc	306,374	1,116
*	Rolls-Royce Holdings plc Rights Exp. 11/11/2020	2,049,583	1,036
[1]	Quilter plc	642,767	1,021
	Fresnillo plc	67,422	1,017
*	Meggitt plc	281,596	998
*	Centrica plc	2,029,350	977
	Evraz plc	203,435	947
*	Renishaw plc	12,719	923
	Britvic plc	96,181	919
	Royal Mail plc	305,430	899
*	Inchcape plc	137,905	885
	UDG Healthcare plc	91,251	858
	Assura plc	864,495	853
	Signature Aviation plc	278,599	853
[1]	Countryside Properties plc	194,307	849
	Grainger plc	233,095	844
	Future plc	32,661	840
	Marks & Spencer Group plc	710,831	819
*	IWG plc	246,197	808
	Spirent Communications plc	212,636	798
	LondonMetric Property plc	282,523	790
	Primary Health Properties plc	416,551	777
	Pets at Home Group plc	154,199	774
	Beazley plc	201,995	770
	Cranswick plc	18,305	763
	Safestore Holdings plc	73,111	761
*	Hays plc	546,352	754
	Big Yellow Group plc	52,830	753
	Man Group PLC	538,956	752
	Ashmore Group plc	160,700	744
	Computacenter plc	24,714	730
	Plus500 Ltd.	37,933	727
	Victrex plc	30,132	720
	Domino's Pizza Group plc	166,462	715
*	Balfour Beatty plc	253,932	702
	Lancashire Holdings Ltd.	83,714	691
	Close Brothers Group plc	48,881	682
*	Serco Group plc	399,905	668
*	Grafton Group plc	75,158	653
	IntegraFin Holdings plc	101,662	640
[1]	John Laing Group plc	175,131	639
	Softcat plc	43,471	634
	Great Portland Estates plc	84,474	632
	QinetiQ Group plc	204,383	626
*	Marshalls plc	70,537	611
*	John Wood Group plc	221,236	607
	Centamin plc	374,696	603
	Moneysupermarket.com Group plc	189,375	598
	KAZ Minerals plc	72,293	590
	Ultra Electronics Holdings plc	24,141	589
*,1	Trainline plc	162,422	579
	WH Smith plc	44,114	570
*,^	Rolls-Royce Holdings plc	614,875	569
	Synthomer plc	115,016	562
	AJ Bell plc	101,680	555
	Bodycote plc	65,682	554
*	Dunelm Group plc	32,610	551
	Mediclinic International plc	150,351	551
*,1	Wizz Air Holdings plc	13,236	548
*	Greggs plc	32,270	539
*	Savills plc	49,738	536
^	TUI AG (XLON)	134,390	528

110

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Carnival plc	46,522	526
	Jupiter Fund Management plc	173,949	524
	TP ICAP plc	208,549	516
	Drax Group plc	132,998	509
*,1	Ascential plc	140,989	505
*	Vistry Group plc	71,386	504
	easyJet plc	76,774	503
	Avon Rubber plc	9,861	502
*	OneSavings Bank plc	124,592	497
*	Virgin Money UK plc	402,359	488
	International Consolidated Airlines Group SA (London Shares)	386,336	483
*	Playtech plc	109,303	482
*	Pagegroup plc	103,701	480
	Aggreko plc	83,973	479
*	AO World plc	101,244	475
^	Shaftesbury plc	77,044	454
	SSP Group plc	186,322	451
	Dixons Carphone plc	349,075	435
*,1	Network International Holdings plc	148,412	426
	Daily Mail & General Trust plc	46,995	411
*	Redrow plc	76,131	411
	Gamesys Group plc	27,243	410
	Hill & Smith Holdings plc	26,108	406
*	Coats Group plc	539,113	397
	Euromoney Institutional Investor plc	37,112	396
	Sanne Group plc	49,375	388
	FDM Group Holdings plc	29,864	386
*	National Express Group plc	197,287	383
*	Indivior plc	267,105	382
*	Oxford Instruments plc	18,514	381
	Rathbone Brothers plc	20,222	381
*	Cairn Energy plc	208,236	374
	Workspace Group plc	46,453	371
*	Polypipe Group plc	61,015	363
*	Petropavlovsk plc	1,043,841	362
	Chemring Group plc	106,091	359
[1]	Hastings Group Holdings plc	111,051	359
	Investec plc	189,978	354
	Vesuvius plc	67,578	350
	Paragon Banking Group plc	88,196	338
	TalkTalk Telecom Group plc	261,942	326
	888 Holdings plc	92,993	323
*,1	McCarthy & Stone plc	210,289	320
*	Frasers Group plc	65,786	319
*	J D Wetherspoon plc	28,006	313
	Telecom Plus plc	18,074	311
	Sirius Real Estate Ltd.	326,711	311
*	Provident Financial plc	103,065	310
	Capital & Counties Properties plc	226,702	307
*	Ninety One plc	113,220	304
[1]	Airtel Africa plc	370,714	296
*	Essentra plc	92,683	296
^	Hammerson plc	1,392,698	294
*,1	Ibstock plc	141,222	294
*	Morgan Advanced Materials plc	90,162	292
	RHI Magnesita NV	8,705	289
	St. Modwen Properties plc	66,972	288
*	Hochschild Mining plc	100,415	286
	Brewin Dolphin Holdings plc	88,737	279
	Kainos Group plc	17,140	275
*	Energean plc	39,728	267
*	Crest Nicholson Holdings plc	87,547	249
	Babcock International Group plc	88,053	248
*	Vectura Group plc	184,594	246

111

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Clarkson plc	8,722	227
*	Firstgroup plc	417,622	222
*,1	Watches of Switzerland Group plc	42,519	218
*	Just Group plc	378,442	207
	Ferrexpo plc	82,626	204
	NCC Group plc	85,424	203
	PZ Cussons plc	67,221	202
[1]	CMC Markets plc	46,417	202
*	Elementis plc	200,961	194
	UK Commercial Property REIT Ltd.	218,091	193
	Greencore Group plc	154,579	181
*,1	TI Fluid Systems plc	72,665	181
*	Micro Focus International plc	62,824	176
	GoCo Group plc	141,061	176
*	Capita plc	537,023	172
	Keller Group plc	25,893	170
*	AG Barr plc	27,387	167
	Halfords Group plc	52,209	163
	Mitie Group plc	444,812	162
	BMO Commercial Property Trust Ltd.	200,959	160
*	Mitchells & Butlers plc	76,747	156
*	Bank of Georgia Group plc	12,960	151
*,^,1	Aston Martin Lagonda Global Holdings plc	212,730	150
	Picton Property Income Ltd.	183,531	148
	Redde Northgate plc	63,989	147
	Devro plc	73,913	145
	Helical plc	30,240	133
*,^	Petrofac Ltd.	86,220	133
*,1	Equiniti Group plc	97,712	131
	Marston's plc	206,584	129
[1]	Spire Healthcare Group plc	79,883	123
*	TBC Bank Group plc	10,275	122
^	Cineworld Group plc	319,003	118
*,^	Tullow Oil plc	432,575	114
*	Calisen plc	48,275	107
*	Senior plc	149,147	106
	Redefine International plc	88,852	102
*	Go-Ahead Group plc	12,255	93
	Hunting plc	50,312	91
*	Restaurant Group plc	173,208	91
*	SIG plc	283,997	88
	Stagecoach Group plc	168,866	83
	Rank Group plc	60,828	71
*,1	Funding Circle Holdings plc	42,016	43
*,^	Premier Oil plc	285,905	42
*,1	Bakkavor Group plc	46,001	35
[1]	Alfa Financial Software Holdings plc	18,397	32
	Saga plc	15,977	29
*,§,1	Finablr plc	58,416	8
*	Shaftesbury plc Rights Exp. 11/11/2020	9,298	7
*,^,§	Intu Properties plc	184,897	4
*,^,§	Afren plc	141,140	—
*,§	Carillion plc	88,745	—
*,§	NMC Health plc	26,225	—
			745,979
United States (56.9%)
Basic Materials (1.2%)
	Linde plc	185,772	40,933
	Air Products & Chemicals Inc.	77,913	21,523
	Ecolab Inc.	87,890	16,136
	DuPont de Nemours Inc.	260,102	14,795
	Dow Inc.	262,830	11,956
	Newmont Corp. (XNYS)	186,183	11,700
	Freeport-McMoRan Inc.	518,441	8,990

112

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Fastenal Co.	201,965	8,731
	LyondellBasell Industries NV Class A	90,791	6,215
	Newmont Corp. (XTSE)	98,329	6,173
	International Paper Co.	139,181	6,089
	Nucor Corp.	107,984	5,157
	Celanese Corp. Class A	42,381	4,811
	FMC Corp.	46,000	4,726
	Avery Dennison Corp.	30,004	4,152
	Eastman Chemical Co.	48,795	3,944
	International Flavors & Fragrances Inc.	38,227	3,924
	Albemarle Corp.	38,374	3,577
	Royal Gold Inc.	23,004	2,733
	Reliance Steel & Aluminum Co.	23,242	2,533
	Mosaic Co.	122,526	2,267
	Steel Dynamics Inc.	70,996	2,235
	CF Industries Holdings Inc.	77,538	2,141
	Scotts Miracle-Gro Co.	14,017	2,103
	Huntsman Corp.	70,312	1,708
	Southern Copper Corp.	28,349	1,484
	Ashland Global Holdings Inc.	20,595	1,437
	Rexnord Corp.	42,018	1,348
	Timken Co.	22,257	1,329
	Valvoline Inc.	64,433	1,267
	Balchem Corp.	11,606	1,160
	Chemours Co.	54,364	1,095
	Cleveland-Cliffs Inc.	130,373	1,079
	UFP Industries Inc.	21,331	1,065
	Avient Corp.	33,621	1,045
*	RBC Bearings Inc.	8,741	1,041
	Hexcel Corp.	29,261	980
*	Univar Solutions Inc.	56,417	936
	Sensient Technologies Corp.	14,200	929
	W R Grace & Co.	20,943	911
	Commercial Metals Co.	43,553	899
	Stepan Co.	7,696	896
	NewMarket Corp.	2,495	892
	Quaker Chemical Corp.	4,600	878
*	Element Solutions Inc.	73,448	861
	Hecla Mining Co.	187,548	859
	Westlake Chemical Corp.	12,443	841
*	Alcoa Corp.	64,008	827
	Olin Corp.	49,593	821
*	Arconic Corp.	35,119	763
*	Ingevity Corp.	13,839	759
	Cabot Corp.	18,800	714
	Worthington Industries Inc.	14,341	706
	United States Steel Corp.	71,595	692
	Minerals Technologies Inc.	12,500	684
	Compass Minerals International Inc.	11,000	664
*	Coeur Mining Inc.	82,242	581
	Mueller Industries Inc.	19,420	562
	Innospec Inc.	8,314	550
	Boise Cascade Co.	14,100	541
	Gerdau SA ADR	122,721	467
	Domtar Corp.	18,962	453
	Trinseo SA	13,218	421
	Materion Corp.	7,432	380
*	Constellium SE Class A	42,700	376
*	GCP Applied Technologies Inc.	16,995	371
	Schweitzer-Mauduit International Inc.	10,778	358
*	Kraton Corp.	11,698	331
	Kaiser Aluminum Corp.	5,053	318
	Tronox Holdings plc Class A	30,810	301
	Carpenter Technology Corp.	16,691	292

113

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Orion Engineered Carbons SA	19,528	286
	Neenah Inc.	5,900	222
	GrafTech International Ltd.	18,200	123
*	Century Aluminum Co.	14,500	95
^	Nexa Resources SA	11,400	69
*,§	Ferroglobe Representation & Warranty	10,400	—
			236,211
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	149,822	454,882
*	Tesla Inc.	261,150	101,337
	Home Depot Inc.	379,010	101,086
	Walt Disney Co.	637,778	77,331
*	Netflix Inc.	150,105	71,411
	Walmart Inc.	492,039	68,270
	McDonald's Corp.	262,087	55,824
	Costco Wholesale Corp.	155,562	55,632
	NIKE Inc. Class B	427,676	51,355
	Lowe's Cos. Inc.	265,877	42,035
	Starbucks Corp.	411,270	35,764
	Target Corp.	176,305	26,837
*	Booking Holdings Inc.	14,424	23,403
	TJX Cos. Inc.	424,155	21,547
	Activision Blizzard Inc.	268,539	20,336
*	MercadoLibre Inc.	16,231	19,705
	Dollar General Corp.	88,490	18,469
	Estee Lauder Cos. Inc. Class A	78,264	17,191
*	Uber Technologies Inc.	486,277	16,246
	General Motors Co.	442,900	15,293
*	Lululemon Athletica Inc.	40,173	12,827
*	Electronic Arts Inc.	100,883	12,089
*	Chipotle Mexican Grill Inc. Class A	9,849	11,833
*	O'Reilly Automotive Inc.	25,858	11,290
	eBay Inc.	235,944	11,238
*	Spotify Technology SA	46,485	11,151
	Ford Motor Co.	1,387,933	10,729
	Ross Stores Inc.	123,726	10,538
	Yum! Brands Inc.	105,984	9,891
*	AutoZone Inc.	8,239	9,302
	Aptiv plc	95,083	9,175
	Best Buy Co. Inc.	80,821	9,016
	Marriott International Inc. Class A	95,273	8,849
	Hilton Worldwide Holdings Inc.	96,856	8,505
*	Trade Desk Inc. Class A	14,633	8,289
	Yum China Holdings Inc.	150,695	8,021
*	Copart Inc.	72,187	7,967
	DR Horton Inc.	117,000	7,817
	VF Corp.	113,590	7,633
*	Dollar Tree Inc.	82,967	7,494
	Lennar Corp. Class A	95,760	6,725
*	Take-Two Interactive Software Inc.	39,825	6,170
*	Wayfair Inc.	23,306	5,781
	Las Vegas Sands Corp.	117,742	5,659
	Tiffany & Co.	42,814	5,602
	ViacomCBS Inc. Class B	193,247	5,521
	Garmin Ltd.	52,614	5,473
	Tractor Supply Co.	40,985	5,460
	Domino's Pizza Inc.	13,795	5,219
*	Etsy Inc.	41,640	5,063
*	CarMax Inc.	57,726	4,990
	Pool Corp.	13,906	4,865
*	NVR Inc.	1,184	4,680
*	Burlington Stores Inc.	23,360	4,522
	Genuine Parts Co.	49,616	4,487
	Expedia Group Inc.	47,596	4,481

114

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Darden Restaurants Inc.	47,012	4,321
	Whirlpool Corp.	21,806	4,033
	Fortune Brands Home & Security Inc.	49,607	4,012
*	Ulta Beauty Inc.	19,182	3,966
	PulteGroup Inc.	95,992	3,913
*	Peloton Interactive Inc. Class A	34,529	3,805
	Hasbro Inc.	45,127	3,733
	Omnicom Group Inc.	76,198	3,597
*	Carvana Co. Class A	19,247	3,567
	Advance Auto Parts Inc.	23,714	3,493
	Royal Caribbean Cruises Ltd.	61,894	3,492
	MGM Resorts International	167,507	3,446
*	LKQ Corp.	107,281	3,432
*	Bright Horizons Family Solutions Inc.	21,167	3,345
	Fox Corp. Class A	126,145	3,345
	Vail Resorts Inc.	14,261	3,309
*	Chegg Inc.	42,781	3,142
	BorgWarner Inc.	86,268	3,018
	Rollins Inc.	52,124	3,015
	Dunkin' Brands Group Inc.	29,278	2,919
	Service Corp. International	62,525	2,896
*	Penn National Gaming Inc.	53,464	2,886
*	Zynga Inc. Class A	314,265	2,825
*	IAA Inc.	47,674	2,698
	L Brands Inc.	82,066	2,627
	Interpublic Group of Cos. Inc.	143,266	2,592
*	Caesars Entertainment Inc.	57,579	2,581
*	Five Below Inc.	19,092	2,546
	Lear Corp.	21,062	2,544
	Williams-Sonoma Inc.	27,716	2,528
	Wynn Resorts Ltd.	34,836	2,523
*	Deckers Outdoor Corp.	9,782	2,478
*	Live Nation Entertainment Inc.	50,640	2,471
*	Floor & Decor Holdings Inc. Class A	33,577	2,451
	Gentex Corp.	86,683	2,398
	Autoliv Inc.	31,566	2,393
	Sirius XM Holdings Inc.	416,475	2,386
	Newell Brands Inc.	133,272	2,354
*	Discovery Communications Inc. Class C	126,910	2,325
	New York Times Co. Class A	58,570	2,323
	Carnival Corp.	167,774	2,300
*	Farfetch Ltd. Class A	79,454	2,235
	Tapestry Inc.	100,241	2,228
	Aramark	79,684	2,210
*	Terminix Global Holdings Inc.	46,492	2,189
*	Liberty Media Corp-Liberty SiriusXM Class C	63,083	2,183
*	Mohawk Industries Inc.	20,424	2,108
	Southwest Airlines Co.	52,975	2,094
*	Liberty Media Corp-Liberty Formula One Class C	57,243	2,068
	Churchill Downs Inc.	13,685	2,041
	Lithia Motors Inc. Class A	8,845	2,031
	Leggett & Platt Inc.	47,870	1,998
	Hanesbrands Inc.	121,869	1,958
*	Lyft Inc. Class A	85,119	1,943
*	Rh	5,776	1,936
*	SiteOne Landscape Supply Inc.	15,999	1,912
	Polaris Inc.	20,427	1,856
*	BJ's Wholesale Club Holdings Inc.	47,848	1,832
	Delta Air Lines Inc.	57,361	1,758
	Harley-Davidson Inc.	52,456	1,725
	Toll Brothers Inc.	40,696	1,721
*	Mattel Inc.	123,791	1,705
	Nielsen Holdings plc	125,199	1,691
	Thor Industries Inc.	19,786	1,673

115

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	News Corp. Class A	127,398	1,673
*	Planet Fitness Inc. Class A	28,172	1,670
*	Skechers USA Inc. Class A	51,560	1,635
*	Ollie's Bargain Outlet Holdings Inc.	18,588	1,619
	Texas Roadhouse Inc. Class A	22,964	1,608
*,^	Norwegian Cruise Line Holdings Ltd.	95,834	1,594
	Dolby Laboratories Inc. Class A	21,118	1,586
	Wyndham Hotels & Resorts Inc.	33,011	1,535
*	Tempur Sealy International Inc.	16,607	1,478
	PVH Corp.	24,694	1,439
	Fox Corp. Class B	53,022	1,386
	Wendy's Co.	62,926	1,375
*	YETI Holdings Inc.	27,700	1,371
	Foot Locker Inc.	36,368	1,341
	Marriott Vacations Worldwide Corp.	13,870	1,340
	Nexstar Media Group Inc. Class A	15,982	1,317
*	Stamps.com Inc.	5,871	1,311
*	Grand Canyon Education Inc.	16,159	1,266
	Aaron's Holdings Co. Inc.	24,054	1,257
	Gap Inc.	64,145	1,248
*	Fox Factory Holding Corp.	14,653	1,232
*	Crocs Inc.	23,424	1,226
	Carter's Inc.	15,004	1,222
	Wingstop Inc.	10,346	1,204
	Dick's Sporting Goods Inc.	21,212	1,202
*	frontdoor Inc.	30,282	1,200
	Kohl's Corp.	55,810	1,188
*	National Vision Holdings Inc.	29,417	1,186
	Ralph Lauren Corp. Class A	17,672	1,181
*	Murphy USA Inc.	9,633	1,178
	H&R Block Inc.	67,627	1,167
*	AutoNation Inc.	20,274	1,150
*	Meritage Homes Corp.	12,996	1,132
	Amerco	3,176	1,103
*	Under Armour Inc. Class C	87,993	1,076
	Choice Hotels International Inc.	12,217	1,067
*	Liberty Media Corp-Liberty SiriusXM Class A	29,912	1,034
*	Capri Holdings Ltd.	48,300	1,025
	WillScot Mobile Mini Holdings Corp. Class A	53,923	1,002
*	Discovery Inc. Class A	47,888	969
	Wyndham Destinations Inc.	29,526	963
*	Madison Square Garden Sport Corp. Class A	6,721	952
*	Taylor Morrison Home Corp. Class A	43,893	948
	KB Home	29,234	943
	Qurate Retail Group Inc. QVC Group Class A	137,460	931
	LCI Industries	8,380	919
	Cracker Barrel Old Country Store Inc.	7,969	907
*	United Airlines Holdings Inc.	26,475	896
	TEGNA Inc.	72,924	877
	Papa John's International Inc.	11,306	866
	Boyd Gaming Corp.	27,100	860
*	Visteon Corp.	9,500	852
	Bed Bath & Beyond Inc.	42,600	843
*	Dorman Products Inc.	9,359	835
*	2U Inc.	22,656	835
*	LGI Homes Inc.	7,785	832
*	Shake Shack Inc. Class A	12,251	827
*	Liberty Media Corp-Liberty Formula One Class A	24,042	801
*	Under Armour Inc. Class A	55,537	769
*	iRobot Corp.	9,634	767
	MDC Holdings Inc.	17,359	755
	American Eagle Outfitters Inc.	54,694	750
	Columbia Sportswear Co.	9,900	738
*	TRI Pointe Group Inc.	43,000	706

116

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Wolverine World Wide Inc.	26,392	704
	Strategic Education Inc.	8,453	702
	Dana Inc.	49,978	699
	Brinker International Inc.	15,904	692
	TripAdvisor Inc.	36,068	689
	Steven Madden Ltd.	28,695	689
	News Corp. Class B	52,508	684
	Big Lots Inc.	14,278	680
	Hyatt Hotels Corp. Class A	12,288	678
	Extended Stay America Inc.	58,959	669
*	Asbury Automotive Group Inc.	6,400	659
	KAR Auction Services Inc.	45,104	657
	Group 1 Automotive Inc.	6,100	647
	Jack in the Box Inc.	8,019	642
	Goodyear Tire & Rubber Co.	77,291	640
^	Macy's Inc.	102,928	639
*	Scientific Games Corp.	19,498	622
*	Adient plc	29,018	616
	World Wrestling Entertainment Inc. Class A	16,875	614
*	Hilton Grand Vacations Inc.	29,366	605
	Sabre Corp.	91,977	600
	Cooper Tire & Rubber Co.	17,400	598
	Graham Holdings Co. Class B	1,565	595
*	Sleep Number Corp.	9,335	591
*	Avis Budget Group Inc.	17,482	589
	Herman Miller Inc.	19,075	581
	Kontoor Brands Inc.	17,463	574
	Penske Automotive Group Inc.	11,200	573
	Six Flags Entertainment Corp.	25,950	561
	PriceSmart Inc.	8,000	552
*	Fitbit Inc. Class A	77,300	544
*,^	Veoneer Inc.	35,329	543
*	Gentherm Inc.	11,700	542
	Winnebago Industries Inc.	11,521	541
	Rent-A-Center Inc.	17,400	538
*	Central Garden & Pet Co. Class A	14,953	529
*	Afya Ltd. Class A	21,716	521
*	Cavco Industries Inc.	3,000	516
*	Urban Outfitters Inc.	23,017	514
	Rush Enterprises Inc. Class A	14,250	511
*	Laureate Education Inc. Class A	39,147	509
^	American Airlines Group Inc.	43,803	494
	La-Z-Boy Inc.	14,400	493
	Callaway Golf Co.	31,563	489
	Red Rock Resorts Inc. Class A	25,354	485
^	Nordstrom Inc.	38,343	464
	HNI Corp.	14,216	463
	John Wiley & Sons Inc. Class A	14,600	452
	Monro Inc.	10,600	446
	Cheesecake Factory Inc.	14,900	443
*	Madison Square Garden Entertainment Corp. Class A	6,721	437
*	Adtalem Global Education Inc.	18,282	428
	Signet Jewelers Ltd.	19,100	426
	Bloomin' Brands Inc.	28,935	404
*	Gray Television Inc.	31,375	398
	Alaska Air Group Inc.	10,336	392
*	Knowles Corp.	26,973	384
	Sinclair Broadcast Group Inc. Class A	20,243	376
*	SeaWorld Entertainment Inc.	17,000	374
	Acushnet Holdings Corp.	10,700	365
*	Sally Beauty Holdings Inc.	43,100	361
	Sturm Ruger & Co. Inc.	5,200	348
	ODP Corp.	17,146	334
	Cinemark Holdings Inc.	40,773	334

117

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Steelcase Inc. Class A	30,400	317
*	WW International Inc.	14,914	316
	Abercrombie & Fitch Co.	22,080	314
	Coty Inc. Class A	107,321	311
*,^	AMC Networks Inc. Class A	13,734	292
*	MakeMyTrip Ltd.	15,521	291
	Dine Brands Global Inc.	5,500	283
	Lennar Corp. Class B	4,965	282
	Dave & Buster's Entertainment Inc.	16,229	278
	International Game Technology plc	33,128	272
*	JetBlue Airways Corp.	22,312	267
	Buckle Inc.	10,800	259
	Matthews International Corp. Class A	11,719	256
*	Michaels Cos. Inc.	31,512	256
*	American Axle & Manufacturing Holdings Inc.	34,943	235
	Inter Parfums Inc.	5,600	230
*	Liberty Media Corp-Liberty Braves Class C	11,018	226
*	G-III Apparel Group Ltd.	16,670	225
	Allegiant Travel Co. Class A	1,626	219
*	IMAX Corp.	18,800	217
	Scholastic Corp.	10,900	215
	Knoll Inc.	18,400	211
	Guess? Inc.	17,200	203
	Oxford Industries Inc.	4,900	202
*	Lions Gate Entertainment Corp. Class A	29,135	195
*	Lions Gate Entertainment Corp. Class B	26,185	164
	National Presto Industries Inc.	1,924	160
	EW Scripps Co. Class A	16,888	153
	Copa Holdings SA Class A	2,965	146
	Meredith Corp.	12,200	134
	Children's Place Inc.	5,000	126
	SkyWest Inc.	4,085	119
*	Spirit Airlines Inc.	5,300	93
*	Liberty Media Corp-Liberty Braves Class A	2,716	56
			1,855,556
Consumer Staples (3.1%)
	Procter & Gamble Co.	860,371	117,957
	Coca-Cola Co.	1,362,550	65,484
	PepsiCo Inc.	489,264	65,214
	Philip Morris International Inc.	549,718	39,041
	Mondelez International Inc. Class A	496,897	26,395
	CVS Health Corp.	460,767	25,844
	Altria Group Inc.	655,415	23,647
	Colgate-Palmolive Co.	295,745	23,331
	Kimberly-Clark Corp.	119,236	15,810
	General Mills Inc.	213,151	12,602
*	Monster Beverage Corp.	130,218	9,971
	Sysco Corp.	171,910	9,508
	Constellation Brands Inc. Class A	56,713	9,371
	Clorox Co.	44,672	9,258
	Archer-Daniels-Midland Co.	195,528	9,041
	Kroger Co.	273,822	8,820
	Corteva Inc.	266,354	8,784
	Walgreens Boots Alliance Inc.	254,558	8,665
	McKesson Corp.	57,446	8,473
	McCormick & Co. Inc.	44,016	7,945
	Church & Dwight Co. Inc.	87,381	7,724
	Hershey Co.	51,990	7,147
	Kraft Heinz Co.	228,773	6,998
	Conagra Brands Inc.	173,317	6,082
	Tyson Foods Inc. Class A	102,022	5,839
	Kellogg Co.	88,532	5,568
	AmerisourceBergen Corp. Class A	51,581	4,955
	Hormel Foods Corp.	97,558	4,750

118

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Brown-Forman Corp. Class B	64,796	4,517
	J M Smucker Co.	39,428	4,424
	Keurig Dr Pepper Inc.	135,586	3,647
	Lamb Weston Holdings Inc.	52,593	3,337
*	Boston Beer Co. Inc. Class A	3,090	3,211
	Campbell Soup Co.	62,617	2,922
	Bunge Ltd.	50,468	2,863
*	Beyond Meat Inc.	19,218	2,737
	Coca-Cola European Partners plc	71,235	2,544
*	Darling Ingredients Inc.	56,769	2,441
	Molson Coors Beverage Co. Class B	64,155	2,262
	Casey's General Stores Inc.	12,794	2,157
*	Post Holdings Inc.	22,905	1,968
	Ingredion Inc.	24,268	1,720
*	US Foods Holding Corp.	77,704	1,624
*	Helen of Troy Ltd.	8,500	1,612
	Flowers Foods Inc.	67,408	1,589
*	Freshpet Inc.	13,527	1,549
*	Performance Food Group Co.	45,301	1,523
*	Nomad Foods Ltd.	59,686	1,447
*	Herbalife Nutrition Ltd.	31,307	1,413
	WD-40 Co.	4,798	1,168
	Lancaster Colony Corp.	6,495	1,079
*	Grocery Outlet Holding Corp.	24,260	1,068
	Sanderson Farms Inc.	7,310	935
	Nu Skin Enterprises Inc. Class A	18,810	928
*	Hain Celestial Group Inc.	28,717	883
	Energizer Holdings Inc.	21,783	857
*	Sprouts Farmers Market Inc.	41,694	794
*	TreeHouse Foods Inc.	18,912	735
	J&J Snack Foods Corp.	5,103	692
*	Simply Good Foods Co.	31,998	602
	B&G Foods Inc.	21,592	573
*	Edgewell Personal Care Co.	20,370	534
	Medifast Inc.	3,600	506
*	Hostess Brands Inc. Class A	38,995	493
	Reynolds Consumer Products Inc.	17,178	485
*	Cal-Maine Foods Inc.	11,900	456
	Vector Group Ltd.	47,108	433
	Core-Mark Holding Co. Inc.	15,700	429
	Calavo Growers Inc.	6,226	418
	Coca-Cola Consolidated Inc.	1,600	366
*	USANA Health Sciences Inc.	4,100	310
*	Pilgrim's Pride Corp.	18,506	310
*,^	National Beverage Corp.	3,800	298
	Universal Corp.	7,374	294
	Fresh Del Monte Produce Inc.	10,395	224
	Weis Markets Inc.	3,900	177
	ACCO Brands Corp.	31,661	167
	Tootsie Roll Industries Inc.	5,574	167
			622,112
Energy (1.1%)
	Exxon Mobil Corp.	1,493,471	48,717
	Chevron Corp.	679,245	47,207
	ConocoPhillips	380,987	10,904
	Williams Cos. Inc.	432,354	8,297
	Kinder Morgan Inc.	689,427	8,204
	Schlumberger Ltd.	493,489	7,373
	Phillips 66	154,752	7,221
	EOG Resources Inc.	207,438	7,103
	Marathon Petroleum Corp.	229,625	6,774
	Valero Energy Corp.	144,621	5,584
	Pioneer Natural Resources Co.	58,348	4,642
	ONEOK Inc.	155,951	4,523

119

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	SolarEdge Technologies Inc.	17,297	4,457
*	Cheniere Energy Inc.	82,554	3,952
	Halliburton Co.	315,004	3,799
	Hess Corp.	97,605	3,633
*	Enphase Energy Inc.	36,908	3,620
	Baker Hughes Co. Class A	237,068	3,501
	Concho Resources Inc.	68,725	2,853
*	First Solar Inc.	32,063	2,791
	Occidental Petroleum Corp.	295,339	2,696
	Cabot Oil & Gas Corp.	137,120	2,439
*	Plug Power Inc.	117,987	1,652
	Diamondback Energy Inc.	56,849	1,476
	EQT Corp.	96,777	1,465
	Petroleo Brasileiro SA ADR (Preference Shares)	195,307	1,291
	Targa Resources Corp.	78,752	1,264
	Devon Energy Corp.	137,234	1,225
	National Oilwell Varco Inc.	133,843	1,124
	Apache Corp.	133,115	1,105
	Marathon Oil Corp.	273,659	1,084
	Equitrans Midstream Corp.	143,993	1,045
	Parsley Energy Inc. Class A	101,180	1,013
	HollyFrontier Corp.	53,832	996
	Cimarex Energy Co.	33,702	855
	Arcosa Inc.	18,000	831
*	CNX Resources Corp.	76,218	739
*	WPX Energy Inc.	140,967	650
*	Canadian Solar Inc.	16,800	611
	Antero Midstream Corp.	105,721	606
^	Ovintiv Inc. (XSTE)	63,539	585
*	ChampionX Corp.	64,948	567
	Helmerich & Payne Inc.	36,761	547
	Range Resources Corp.	77,672	511
	Cosan Ltd.	36,924	507
*	Southwestern Energy Co.	189,715	507
*	SunPower Corp.	29,145	466
	World Fuel Services Corp.	21,383	450
*	PDC Energy Inc.	35,330	421
	Murphy Oil Corp.	49,885	385
	Continental Resources Inc.	29,241	352
*	Dril-Quip Inc.	11,400	295
*	Antero Resources Corp.	84,777	288
	Archrock Inc.	41,684	247
*	Matador Resources Co.	34,765	246
	Delek US Holdings Inc.	21,465	216
	Ovintiv Inc. (XNYS)	23,304	214
*	Magnolia Oil & Gas Corp. Class A	47,379	206
	Core Laboratories NV	13,400	194
	PBF Energy Inc. Class A	39,302	184
	Patterson-UTI Energy Inc.	63,963	164
*	NOW Inc.	36,496	148
*	Oceaneering International Inc.	33,017	135
*,^	Transocean Ltd. (XNYS)	198,308	133
	Kosmos Energy Ltd.	118,878	118
	CVR Energy Inc.	9,664	106
*	Maxeon Solar Technologies Ltd.	3,643	59
*	Transocean Ltd. (XSWX)	8,480	6
*	Whiting Petroleum Corp.	1	—
*	Callon Petroleum Co.	1	—
	Chesapeake Energy Corp.	1	—
*	Whiting Petroleum Corp Warrants Exp. 12/31/2025	1	—
			227,579
Financials (5.6%)
	JPMorgan Chase & Co.	1,068,912	104,796
*	Berkshire Hathaway Inc. Class B	512,991	103,573

120

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Bank of America Corp.	2,729,575	64,691
*	Berkshire Hathaway Inc. Class A	111	33,577
	BlackRock Inc.	51,915	31,108
	Citigroup Inc.	734,156	30,409
	Wells Fargo & Co.	1,324,625	28,413
	S&P Global Inc.	85,270	27,519
	Morgan Stanley	468,185	22,543
	Goldman Sachs Group Inc.	116,495	22,022
	Charles Schwab Corp.	510,770	20,998
	Chubb Ltd.	157,910	20,514
	Truist Financial Corp.	473,856	19,959
	Progressive Corp.	205,385	18,875
	CME Group Inc.	125,142	18,861
	US Bancorp	477,905	18,614
	Marsh & McLennan Cos. Inc.	177,655	18,380
	Intercontinental Exchange Inc.	190,889	18,020
	PNC Financial Services Group Inc.	149,083	16,679
	Moody's Corp.	57,084	15,007
	Aon plc Class A	80,547	14,821
	IHS Markit Ltd.	140,257	11,343
	Travelers Cos. Inc.	89,442	10,797
	MetLife Inc.	272,366	10,309
	T. Rowe Price Group Inc.	79,919	10,123
	MSCI Inc. Class A	28,642	10,020
	Allstate Corp.	110,888	9,841
	Bank of New York Mellon Corp.	282,598	9,710
	American International Group Inc.	305,371	9,616
	Prudential Financial Inc.	140,162	8,973
	Aflac Inc.	251,256	8,530
	Willis Towers Watson plc	45,716	8,342
	First Republic Bank	60,587	7,642
	State Street Corp.	124,548	7,336
	Discover Financial Services	108,658	7,064
	MarketAxess Holdings Inc.	13,070	7,043
	Arthur J Gallagher & Co.	66,581	6,905
	Ameriprise Financial Inc.	42,346	6,810
	KKR & Co. Inc.	187,977	6,419
	Fifth Third Bancorp	254,234	5,903
	Broadridge Financial Solutions Inc.	40,331	5,550
	Northern Trust Corp.	68,223	5,340
*	SVB Financial Group	18,257	5,307
	Nasdaq Inc.	40,674	4,921
	Hartford Financial Services Group Inc.	127,573	4,914
	M&T Bank Corp.	45,376	4,700
	Regions Financial Corp.	343,283	4,566
	KeyCorp	348,110	4,518
*	Markel Corp.	4,796	4,474
*	Arch Capital Group Ltd.	139,064	4,201
	Citizens Financial Group Inc.	151,128	4,118
	FactSet Research Systems Inc.	13,269	4,067
	Principal Financial Group Inc.	97,662	3,830
	Cincinnati Financial Corp.	53,098	3,756
	Huntington Bancshares Inc.	357,821	3,736
	Brown & Brown Inc.	83,182	3,619
	Ally Financial Inc.	134,899	3,599
	Annaly Capital Management Inc.	501,672	3,557
	Raymond James Financial Inc.	43,950	3,360
	Cboe Global Markets Inc.	39,118	3,180
	Equitable Holdings Inc.	145,580	3,129
	Fidelity National Financial Inc.	97,961	3,065
	Globe Life Inc.	37,679	3,055
	W R Berkley Corp.	49,832	2,996
	Loews Corp.	84,906	2,945
	RenaissanceRe Holdings Ltd.	17,331	2,803

121

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Everest Re Group Ltd.	14,161	2,791
	AGNC Investment Corp.	198,284	2,770
	Alleghany Corp.	5,017	2,744
	Assurant Inc.	21,410	2,663
	Credicorp Ltd. (XNYS)	22,174	2,543
	Eaton Vance Corp.	40,817	2,440
	Lincoln National Corp.	68,540	2,406
	Reinsurance Group of America Inc.	23,520	2,376
	Comerica Inc.	51,195	2,330
	Commerce Bancshares Inc.	36,715	2,285
	LPL Financial Holdings Inc.	27,602	2,206
	Voya Financial Inc.	45,736	2,192
	Apollo Global Management LLC	59,415	2,190
	SEI Investments Co.	40,558	1,993
	American Financial Group Inc.	26,192	1,963
	First Horizon National Corp.	182,963	1,905
	Zions Bancorp NA	58,854	1,899
	East West Bancorp Inc.	51,377	1,874
	Franklin Resources Inc.	94,661	1,775
	Invesco Ltd.	132,553	1,738
	Prosperity Bancshares Inc.	31,363	1,728
	First American Financial Corp.	38,756	1,728
	Old Republic International Corp.	100,038	1,629
	Tradeweb Markets Inc. Class A	29,146	1,588
	People's United Financial Inc.	148,650	1,586
	Jefferies Financial Group Inc.	79,760	1,556
	Primerica Inc.	14,031	1,547
	Signature Bank	18,861	1,523
	South State Corp.	24,444	1,501
	Essent Group Ltd.	37,653	1,500
	TCF Financial Corp.	54,779	1,491
	Stifel Financial Corp.	24,970	1,460
	Ares Management Corp. Class A	34,477	1,458
	Morningstar Inc.	7,622	1,451
	Western Alliance Bancorp	34,336	1,415
	Kinsale Capital Group Inc.	7,544	1,414
	Cullen/Frost Bankers Inc.	19,669	1,382
	First Financial Bankshares Inc.	46,270	1,379
	New York Community Bancorp Inc.	165,476	1,375
	Starwood Property Trust Inc.	96,015	1,341
	Synovus Financial Corp.	51,415	1,337
	Hanover Insurance Group Inc.	13,917	1,331
	Kemper Corp.	21,388	1,319
	Janus Henderson Group plc	54,104	1,315
	Popular Inc.	31,141	1,314
*	Athene Holding Ltd. Class A	40,636	1,304
	Affiliated Managers Group Inc.	16,983	1,280
	Unum Group	72,198	1,275
	Glacier Bancorp Inc.	35,389	1,267
	Axis Capital Holdings Ltd.	29,515	1,260
	RLI Corp.	14,199	1,231
	SLM Corp.	131,458	1,208
	Interactive Brokers Group Inc.	25,143	1,196
	MGIC Investment Corp.	116,888	1,176
	Radian Group Inc.	65,380	1,174
	United Bankshares Inc.	44,068	1,156
	First Citizens BancShares Inc. Class A	2,482	1,148
*	Brighthouse Financial Inc.	34,566	1,144
	Pinnacle Financial Partners Inc.	24,963	1,143
	Valley National Bancorp	149,307	1,141
	Lazard Ltd. Class A	33,799	1,138
	New Residential Investment Corp.	149,121	1,118
*	Cannae Holdings Inc.	29,583	1,094
	Blackstone Mortgage Trust Inc. Class A	49,812	1,081

122

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Selective Insurance Group Inc.	20,679	1,077
	Evercore Inc. Class A	13,474	1,072
	Community Bank System Inc.	18,281	1,060
*,^	Credit Acceptance Corp.	3,485	1,039
	Carlyle Group Inc.	40,565	1,011
	White Mountains Insurance Group Ltd.	1,110	1,008
	Bank OZK	40,637	1,007
	Houlihan Lokey Inc. Class A	15,834	993
	Wintrust Financial Corp.	20,062	988
	Webster Financial Corp.	30,432	980
	UMB Financial Corp.	15,863	966
	CIT Group Inc.	31,583	930
	Umpqua Holdings Corp.	73,481	923
	Sterling Bancorp	67,969	909
	CNO Financial Group Inc.	50,800	902
	Spectrum Brands Holdings Inc	15,051	856
	Home BancShares Inc.	51,498	855
	First Hawaiian Inc.	48,772	842
*	LendingTree Inc.	2,598	841
	National General Holdings Corp.	24,684	839
	CVB Financial Corp.	47,493	831
	Old National Bancorp	59,313	829
	FNB Corp.	108,141	818
	BankUnited Inc.	32,080	810
	Associated Banc-Corp	59,105	809
	Bank of Hawaii Corp.	13,200	800
	Columbia Banking System Inc.	27,345	777
	BancorpSouth Bank	32,960	772
	Federated Hermes Inc. Class B	31,879	762
	Artisan Partners Asset Management Inc. Class A	18,974	760
	OneMain Holdings Inc	21,713	758
*	Texas Capital Bancshares Inc.	16,800	756
	Atlantic Union Bankshares Corp.	29,890	756
	Assured Guaranty Ltd.	29,511	753
	PacWest Bancorp	38,998	750
	American Equity Investment Life Holding Co.	29,884	742
	FirstCash Inc.	14,196	739
	Hamilton Lane Inc. Class A	10,433	727
*	Genworth Financial Inc. Class A	179,601	706
	BOK Financial Corp.	11,987	704
	ServisFirst Bancshares Inc.	18,624	687
	Moelis & Co. Class A	18,457	687
*	Enstar Group Ltd.	3,976	683
	Capitol Federal Financial Inc.	59,311	681
	Pacific Premier Bancorp Inc.	26,669	680
	Ameris Bancorp	23,156	678
	PennyMac Financial Services Inc.	13,324	677
*	Palomar Holdings Inc.	7,493	668
	Hancock Whitney Corp.	28,702	656
	Cathay General Bancorp	27,300	642
	Simmons First National Corp. Class A	37,772	642
	Investors Bancorp Inc.	75,431	638
	Independent Bank Corp.	11,135	638
	United Community Banks Inc.	30,094	630
*	NMI Holdings Inc. Class A	28,445	611
*	eHealth Inc.	8,834	593
	Washington Federal Inc.	27,797	592
	Chimera Investment Corp.	70,288	587
	Fulton Financial Corp.	53,376	587
	Independent Bank Group Inc.	11,242	580
*	PRA Group Inc.	16,891	576
	Navient Corp.	69,370	556
	WesBanco Inc.	22,712	552
	Walker & Dunlop Inc.	8,700	547

123

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	23,832	544
	WSFS Financial Corp.	17,130	543
	Renasant Corp.	18,983	541
	First BanCorp	83,156	540
	Santander Consumer USA Holdings Inc.	26,531	540
	PennyMac Mortgage Investment Trust	35,054	525
	Piper Sandler Cos.	6,088	508
	Cohen & Steers Inc.	8,947	504
	Towne Bank	27,698	504
	Westamerica BanCorp	9,567	501
	Horace Mann Educators Corp.	14,746	500
	Trustmark Corp.	21,376	500
	International Bancshares Corp.	18,043	499
*	Axos Financial Inc.	18,100	493
	Bank of NT Butterfield & Son Ltd.	18,600	492
	First Merchants Corp.	18,826	492
	Virtu Financial Inc. Class A	22,576	483
	Heartland Financial USA Inc.	14,377	474
	First Financial Bancorp	32,335	462
	Sandy Spring Bancorp Inc.	17,780	451
	Apollo Commercial Real Estate Finance Inc.	51,269	446
	Two Harbors Investment Corp.	88,120	446
	Cadence BanCorp Class A	39,657	445
	First Midwest Bancorp Inc.	35,393	444
	Nelnet Inc. Class A	7,136	436
	Northwest Bancshares Inc.	40,795	435
	Argo Group International Holdings Ltd.	12,034	429
	MFA Financial Inc.	150,990	426
	Banner Corp.	11,100	409
	Virtus Investment Partners Inc.	2,528	403
	Safety Insurance Group Inc.	5,484	384
*	Encore Capital Group Inc.	11,915	380
	Employers Holdings Inc.	11,517	369
	Stock Yards Bancorp Inc.	9,643	369
	NBT Bancorp Inc.	13,313	365
	City Holding Co.	5,856	354
	Mercury General Corp.	8,455	344
	Shinhan Financial Group Co. Ltd. ADR	12,682	341
	Flagstar Bancorp Inc.	11,481	337
	Eagle Bancorp Inc.	11,100	332
	Hope Bancorp Inc.	40,854	330
	Redwood Trust Inc.	38,700	329
	Waddell & Reed Financial Inc. Class A	21,400	328
	iStar Inc.	27,160	320
	BGC Partners Inc. Class A	100,123	295
	First Commonwealth Financial Corp.	33,977	293
	Washington Trust Bancorp Inc.	8,663	293
	Brightsphere Investment Group Inc.	20,577	284
	ProAssurance Corp.	18,116	280
	Provident Financial Services Inc.	20,241	275
	1st Source Corp.	8,008	268
	Ladder Capital Corp. Class A	35,226	264
	BancFirst Corp.	5,875	261
	CNA Financial Corp.	8,700	259
	TFS Financial Corp.	15,200	239
	Great Western Bancorp Inc.	18,300	238
	Kearny Financial Corp.	27,587	232
	S&T Bancorp Inc.	11,633	230
	Brookline Bancorp Inc.	21,719	208
*	Columbia Financial Inc.	17,020	207
	Berkshire Hills Bancorp Inc.	15,143	197
*	Third Point Reinsurance Ltd.	24,804	193
	ARMOUR Residential REIT Inc.	19,722	188
	American National Group Inc.	2,700	186

124

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	FBL Financial Group Inc. Class A	3,500	174
*	MBIA Inc.	30,300	173
	Community Trust Bancorp Inc.	5,306	169
	Boston Private Financial Holdings Inc.	26,300	163
	WisdomTree Investments Inc.	41,800	152
	United Fire Group Inc.	7,394	152
^	Invesco Mortgage Capital Inc.	55,760	151
	Capstead Mortgage Corp.	28,700	147
	TrustCo Bank Corp. NY	24,356	134
	Republic Bancorp Inc. Class A	2,671	89
	State Auto Financial Corp.	6,500	80
			1,114,992
Health Care (7.7%)
	Johnson & Johnson	931,158	127,671
	UnitedHealth Group Inc.	333,273	101,695
	Pfizer Inc.	1,963,210	69,655
	Merck & Co. Inc.	892,659	67,137
	Thermo Fisher Scientific Inc.	139,014	65,770
	Abbott Laboratories	609,917	64,108
	AbbVie Inc.	622,037	52,935
	Danaher Corp.	219,988	50,496
	Medtronic plc	472,594	47,529
	Bristol-Myers Squibb Co.	798,948	46,699
	Amgen Inc.	207,951	45,113
	Eli Lilly and Co.	297,618	38,827
*	Intuitive Surgical Inc.	40,720	27,163
	Zoetis Inc.	167,205	26,510
	Gilead Sciences Inc.	443,444	25,786
	Stryker Corp.	121,827	24,610
	Anthem Inc.	89,025	24,286
	Becton Dickinson and Co.	97,301	22,489
	Cigna Corp.	127,233	21,244
*	Vertex Pharmaceuticals Inc.	91,981	19,165
	Humana Inc.	46,464	18,552
*	Regeneron Pharmaceuticals Inc.	33,944	18,451
*	Boston Scientific Corp.	504,044	17,274
*	Edwards Lifesciences Corp.	216,900	15,550
*	Illumina Inc.	51,598	15,103
*	Biogen Inc.	55,540	14,000
	Baxter International Inc.	179,020	13,887
*	Veeva Systems Inc. Class A	47,321	12,779
*	IDEXX Laboratories Inc.	29,825	12,670
*	Centene Corp.	202,056	11,942
*	Align Technology Inc.	27,488	11,712
	HCA Healthcare Inc.	94,406	11,701
	Agilent Technologies Inc.	109,515	11,180
*	DexCom Inc.	32,589	10,415
*	IQVIA Holdings Inc.	67,150	10,340
	ResMed Inc.	50,686	9,729
	Zimmer Biomet Holdings Inc.	73,199	9,670
*	Alexion Pharmaceuticals Inc.	75,396	8,681
	Cerner Corp.	107,771	7,554
*	Seagen Inc.	43,240	7,212
	West Pharmaceutical Services Inc.	26,135	7,111
*	Laboratory Corp. of America Holdings	34,362	6,864
*	Moderna Inc.	100,470	6,779
*	Exact Sciences Corp.	52,754	6,533
*	Hologic Inc.	90,656	6,239
	Quest Diagnostics Inc.	47,243	5,770
*	Incyte Corp.	64,768	5,611
*	Varian Medical Systems Inc.	31,821	5,499
	Cooper Cos. Inc.	17,233	5,498
	Teleflex Inc.	16,599	5,282
	STERIS plc	29,792	5,279

125

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Horizon Therapeutics plc	69,599	5,215
	PerkinElmer Inc.	39,927	5,173
*	Insulet Corp.	23,136	5,142
*	Catalent Inc.	57,452	5,043
*	Alnylam Pharmaceuticals Inc.	40,710	5,006
*	Teladoc Health Inc.	25,353	4,981
	Cardinal Health Inc.	104,665	4,793
*	BioMarin Pharmaceutical Inc.	64,040	4,766
*	Bio-Rad Laboratories Inc. Class A	7,565	4,436
*	Elanco Animal Health Inc.	140,721	4,364
*	Novocure Ltd.	34,927	4,265
*	Charles River Laboratories International Inc.	17,570	4,001
*	ABIOMED Inc.	15,734	3,963
*	MyoKardia Inc.	17,728	3,963
*	Molina Healthcare Inc.	20,917	3,900
*	Masimo Corp.	17,211	3,852
	Dentsply Sirona Inc.	78,677	3,713
*	Avantor Inc.	157,362	3,662
*	Sarepta Therapeutics Inc.	26,594	3,614
*	Quidel Corp.	13,329	3,576
	Bio-Techne Corp.	13,585	3,429
*	Neurocrine Biosciences Inc.	32,636	3,220
*	Henry Schein Inc.	50,576	3,216
*	Mirati Therapeutics Inc.	14,467	3,141
*	Repligen Corp.	18,525	3,086
*	Guardant Health Inc.	28,681	3,059
*	Amedisys Inc.	11,334	2,936
*	Penumbra Inc.	11,226	2,930
	Universal Health Services Inc. Class B	26,476	2,900
*	Jazz Pharmaceuticals plc	19,570	2,820
*	Mylan NV	184,462	2,682
	Chemed Corp.	5,581	2,670
*	DaVita Inc.	29,138	2,513
*	Livongo Health Inc.	19,241	2,456
*	LHC Group Inc.	10,637	2,303
*	PRA Health Sciences Inc.	23,290	2,269
*	Tandem Diabetes Care Inc.	20,760	2,263
*	Exelixis Inc.	109,561	2,244
	Encompass Health Corp.	36,355	2,229
*	Ionis Pharmaceuticals Inc.	47,231	2,217
	Perrigo Co. plc	49,203	2,159
	Hill-Rom Holdings Inc.	23,419	2,133
*	United Therapeutics Corp.	15,564	2,089
*	Ultragenyx Pharmaceutical Inc.	20,573	2,068
*	iRhythm Technologies Inc.	9,512	2,011
*	Blueprint Medicines Corp.	19,640	2,009
*	Arrowhead Pharmaceuticals Inc.	34,780	1,993
*	CRISPR Therapeutics AG	20,335	1,867
*	ACADIA Pharmaceuticals Inc.	39,883	1,853
*	Acceleron Pharma Inc.	17,550	1,835
*	PPD Inc.	55,810	1,835
*	Haemonetics Corp.	17,696	1,789
*	Nevro Corp.	11,728	1,750
*	Iovance Biotherapeutics Inc.	48,384	1,726
*	Novavax Inc.	21,338	1,722
*	Arena Pharmaceuticals Inc.	19,695	1,688
*	Natera Inc.	24,785	1,667
*	Invitae Corp.	40,762	1,598
*	Amicus Therapeutics Inc.	87,724	1,564
	Bruker Corp.	36,327	1,545
*	Envista Holdings Corp.	56,085	1,482
*	Globus Medical Inc.	27,475	1,432
*	NeoGenomics Inc.	36,170	1,419
*	Emergent BioSolutions Inc.	15,492	1,394

126

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Wright Medical Group NV	45,172	1,382
*	Halozyme Therapeutics Inc.	47,590	1,333
*	HealthEquity Inc.	25,679	1,322
*	Omnicell Inc.	15,032	1,301
*	Neogen Corp.	18,621	1,299
*	Biohaven Pharmaceutical Holding Co. Ltd.	16,482	1,277
*	Sage Therapeutics Inc.	17,398	1,277
*	Adaptive Biotechnologies Corp.	26,555	1,224
*	ICU Medical Inc.	6,751	1,200
*	Syneos Health Inc.	22,387	1,188
*	Insmed Inc.	35,366	1,165
*	Bluebird Bio Inc.	22,376	1,157
*	STAAR Surgical Co.	15,861	1,150
*	PTC Therapeutics Inc.	21,807	1,138
*	Fate Therapeutics Inc.	24,803	1,101
*	Turning Point Therapeutics Inc.	11,933	1,100
*	FibroGen Inc.	28,413	1,090
*	Inspire Medical Systems Inc.	9,057	1,082
*	Integra LifeSciences Holdings Corp.	24,058	1,061
*	Acadia Healthcare Co. Inc.	29,667	1,058
*	Global Blood Therapeutics Inc.	19,744	1,044
*	Medpace Holdings Inc.	9,406	1,043
	Ensign Group Inc.	17,200	1,012
*	TG Therapeutics Inc.	38,436	971
*	Bridgebio Pharma Inc.	25,202	967
*	Nektar Therapeutics Class A	60,800	963
*	Allakos Inc.	10,102	961
*	Reata Pharmaceuticals Inc. Class A	8,150	951
*	Merit Medical Systems Inc.	18,537	928
*	LivaNova plc	17,983	905
*	Denali Therapeutics Inc.	20,667	884
*	Kodiak Sciences Inc.	9,670	878
*	Alkermes plc	54,000	877
*	Agios Pharmaceuticals Inc.	21,575	865
*	Tenet Healthcare Corp.	34,793	854
*	Select Medical Holdings Corp.	40,207	844
*	Glaukos Corp.	14,872	832
*	ChemoCentryx Inc.	17,218	826
*	Pacira BioSciences Inc.	15,419	806
*	NuVasive Inc.	17,940	797
	CONMED Corp.	10,091	787
*	HMS Holdings Corp.	29,300	780
*	1Life Healthcare Inc.	27,219	768
*	Deciphera Pharmaceuticals Inc.	13,068	759
	Premier Inc. Class A	22,752	745
*	Xencor Inc.	19,348	743
	Patterson Cos. Inc.	29,213	727
	Cantel Medical Corp.	13,970	668
*	Editas Medicine Inc.	21,557	667
*	Apellis Pharmaceuticals Inc.	20,792	663
*	Allogene Therapeutics Inc.	18,747	636
*	Integer Holdings Corp.	10,878	636
	Healthcare Services Group Inc.	27,114	620
*	Axsome Therapeutics Inc.	9,217	611
*	Magellan Health Inc.	8,445	610
*	Prestige Consumer Healthcare Inc.	17,800	588
*	Vir Biotechnology Inc.	17,994	566
*	Avanos Medical Inc.	15,505	548
*	BioTelemetry Inc.	12,737	542
*,^	Inovio Pharmaceuticals Inc.	54,285	535
*	Corcept Therapeutics Inc.	31,767	533
*	uniQure NV	13,142	531
*	Intra-Cellular Therapies Inc.	20,694	511
*	Ironwood Pharmaceuticals Inc. Class A	51,150	505

127

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	OPKO Health Inc.	140,140	493
*	Heron Therapeutics Inc.	30,044	490
*	Karuna Therapeutics Inc.	5,480	445
*,^	Ligand Pharmaceuticals Inc.	5,069	418
*	Epizyme Inc.	33,673	416
*	Zogenix Inc.	19,398	414
*	Madrigal Pharmaceuticals Inc.	3,051	388
*	Endo International plc	80,789	369
*	MEDNAX Inc.	28,400	362
*	Pennant Group Inc.	8,600	358
	Luminex Corp.	15,000	331
*	REGENXBIO Inc.	11,200	322
*	Theravance Biopharma Inc.	16,757	317
*	Supernus Pharmaceuticals Inc.	17,000	312
*	Enanta Pharmaceuticals Inc.	7,073	309
*	Atara Biotherapeutics Inc.	22,879	295
*	Myriad Genetics Inc.	23,500	292
*	Intercept Pharmaceuticals Inc.	9,994	278
*	Evolent Health Inc. Class A	27,095	269
*,^	Esperion Therapeutics Inc.	8,700	261
*	CorVel Corp.	2,844	259
*	Viela Bio Inc.	6,988	223
*	Taro Pharmaceutical Industries Ltd.	3,800	223
*	Tivity Health Inc.	16,116	222
*	NextGen Healthcare Inc.	16,200	220
*	Innoviva Inc.	19,900	215
*	Brookdale Senior Living Inc.	72,091	212
*	Orthofix Medical Inc.	6,600	206
*	Natus Medical Inc.	11,196	204
*	Radius Health Inc.	13,200	177
*	Inogen Inc.	5,700	166
*	Varex Imaging Corp.	11,704	157
*	Eagle Pharmaceuticals Inc.	3,300	154
*	Alector Inc.	16,059	151
*	Aerie Pharmaceuticals Inc.	13,068	139
*	Amneal Pharmaceuticals Inc.	31,500	131
*,^	Precigen Inc.	19,800	85
*	Tricida Inc.	6,893	39
			1,536,108
Industrials (7.6%)
	Visa Inc. Class A	595,701	108,245
	Mastercard Inc. Class A	311,325	89,861
*	PayPal Holdings Inc.	414,581	77,166
	Accenture plc Class A	224,868	48,776
	Union Pacific Corp.	239,591	42,453
	Honeywell International Inc.	247,657	40,851
	United Parcel Service Inc. Class B	249,065	39,131
	3M Co.	198,104	31,689
	Lockheed Martin Corp.	87,551	30,654
	Caterpillar Inc.	191,012	29,998
	Raytheon Technologies Corp.	503,407	27,345
	Boeing Co.	188,518	27,220
	Fidelity National Information Services Inc.	217,026	27,039
	Deere & Co.	110,475	24,957
	Automatic Data Processing Inc.	151,025	23,856
	General Electric Co.	3,059,289	22,700
	FedEx Corp.	85,070	22,073
	Illinois Tool Works Inc.	110,354	21,616
	CSX Corp.	267,872	21,146
	American Express Co.	229,698	20,958
*	Square Inc.	130,054	20,143
	Sherwin-Williams Co.	29,158	20,060
	Norfolk Southern Corp.	89,988	18,818
*	Fiserv Inc.	196,288	18,740

128

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Global Payments Inc.	104,686	16,513
	Northrop Grumman Corp.	55,257	16,015
	Eaton Corp. plc	141,416	14,678
	Emerson Electric Co.	210,642	13,647
	Capital One Financial Corp.	160,085	11,699
	General Dynamics Corp.	89,053	11,695
	Cummins Inc.	52,013	11,437
	Trane Technologies plc	83,997	11,151
	Johnson Controls International plc	263,395	11,118
	PPG Industries Inc.	83,878	10,881
	Carrier Global Corp.	307,612	10,271
	PACCAR Inc.	119,258	10,182
	Ball Corp.	112,663	10,027
	Verisk Analytics Inc. Class A	55,719	9,916
	Cintas Corp.	31,286	9,841
	Rockwell Automation Inc.	40,748	9,662
	Otis Worldwide Corp.	153,581	9,411
	Parker-Hannifin Corp.	45,059	9,388
	Paychex Inc.	113,818	9,362
	Stanley Black & Decker Inc.	54,438	9,048
	TransDigm Group Inc.	18,479	8,822
*	Mettler-Toledo International Inc.	8,327	8,310
	AMETEK Inc.	80,933	7,948
*	Keysight Technologies Inc.	66,296	6,952
	Vulcan Materials Co.	46,728	6,768
	Old Dominion Freight Line Inc.	34,415	6,552
	Fortive Corp.	104,570	6,441
*	FleetCor Technologies Inc.	29,129	6,435
	Kansas City Southern	33,828	5,958
	Martin Marietta Materials Inc.	22,190	5,910
	Equifax Inc.	42,735	5,838
	Dover Corp.	50,621	5,604
	Xylem Inc.	63,553	5,538
	WW Grainger Inc.	15,695	5,494
	TransUnion	66,963	5,334
*	Zebra Technologies Corp.	18,535	5,257
	Expeditors International of Washington Inc.	58,553	5,174
	Synchrony Financial	206,239	5,160
	Masco Corp.	93,923	5,034
*	Waters Corp.	21,572	4,807
*	Generac Holdings Inc.	22,317	4,690
	IDEX Corp.	26,830	4,572
*	United Rentals Inc.	25,632	4,570
*	Ingersoll Rand Inc.	123,759	4,324
*	Trimble Inc.	88,524	4,261
	Jacobs Engineering Group Inc.	44,687	4,245
	CH Robinson Worldwide Inc.	46,848	4,143
	Jack Henry & Associates Inc.	27,181	4,030
*	Crown Holdings Inc.	46,610	3,999
	Nordson Corp.	20,488	3,963
*	Teledyne Technologies Inc.	12,808	3,960
*	Fair Isaac Corp.	10,013	3,920
	Wabtec Corp.	65,672	3,894
	Packaging Corp. of America	33,663	3,854
	RPM International Inc.	45,326	3,838
	Cognex Corp.	58,215	3,836
	Booz Allen Hamilton Holding Corp. Class A	48,711	3,824
	JB Hunt Transport Services Inc.	29,955	3,647
	Graco Inc.	58,387	3,614
	Westrock Co.	93,163	3,498
	Lennox International Inc.	12,406	3,370
*	StoneCo Ltd. Class A	62,694	3,294
	Allegion plc	32,997	3,250
	Toro Co.	39,100	3,210

129

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Snap-on Inc.	19,356	3,049
	Quanta Services Inc.	48,095	3,003
	Textron Inc.	83,094	2,975
	Hubbell Inc. Class B	19,937	2,901
*	Trex Co. Inc.	41,692	2,899
	Pentair plc	58,032	2,888
*	XPO Logistics Inc.	31,549	2,839
	Western Union Co.	145,385	2,826
	HEICO Corp. Class A	28,472	2,662
	AptarGroup Inc.	23,157	2,642
	Watsco Inc.	11,433	2,563
	Owens Corning	38,932	2,549
	Carlisle Cos. Inc.	19,556	2,422
	A O Smith Corp.	46,607	2,409
*	Aecom	52,892	2,372
*	Sensata Technologies Holding plc	54,239	2,371
	Howmet Aerospace Inc.	137,324	2,369
	Genpact Ltd.	68,434	2,352
*	Paylocity Holding Corp.	12,392	2,299
*	HD Supply Holdings Inc.	56,566	2,255
*	Pagseguro Digital Ltd. Class A	60,746	2,224
	Sealed Air Corp.	55,759	2,207
*	Berry Global Group Inc.	47,015	2,192
	Donaldson Co. Inc.	46,050	2,187
	MKS Instruments Inc.	20,058	2,174
	CoreLogic Inc.	27,829	2,141
*	Axon Enterprise Inc.	21,636	2,140
	Lincoln Electric Holdings Inc.	20,797	2,118
	Robert Half International Inc.	40,939	2,075
	Tetra Tech Inc.	20,268	2,045
	Huntington Ingalls Industries Inc.	13,810	2,037
*	WEX Inc.	15,584	1,972
*	Middleby Corp.	19,367	1,928
	ITT Inc.	31,802	1,924
*	Bill.com Holdings Inc.	18,984	1,898
*	Axalta Coating Systems Ltd.	74,655	1,875
	BWX Technologies Inc.	33,334	1,834
	Sonoco Products Co.	36,209	1,770
*	TopBuild Corp.	11,462	1,756
	Brunswick Corp.	27,479	1,751
	AGCO Corp.	22,656	1,745
	MDU Resources Group Inc.	71,787	1,706
	MSA Safety Inc.	12,771	1,685
	Landstar System Inc.	13,405	1,672
	Knight-Swift Transportation Holdings Inc.	43,192	1,641
	Oshkosh Corp.	24,279	1,635
*	Euronet Worldwide Inc.	18,216	1,618
	Woodward Inc.	20,101	1,599
	HEICO Corp.	15,190	1,596
	FLIR Systems Inc.	45,550	1,580
	Littelfuse Inc.	7,872	1,558
	MAXIMUS Inc.	21,362	1,444
	Allison Transmission Holdings Inc.	39,280	1,420
	Regal Beloit Corp.	14,232	1,404
	ManpowerGroup Inc.	20,264	1,375
	Curtiss-Wright Corp.	16,105	1,359
	EMCOR Group Inc.	19,904	1,357
	Graphic Packaging Holding Co.	101,865	1,354
	Simpson Manufacturing Co. Inc.	15,235	1,352
*	Mercury Systems Inc.	19,590	1,349
	Flowserve Corp.	45,712	1,331
*	Saia Inc.	8,822	1,303
*	Builders FirstSource Inc.	42,117	1,276
	Exponent Inc.	18,274	1,272

130

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Acuity Brands Inc.	14,233	1,269
*	FTI Consulting Inc.	12,753	1,256
	Advanced Drainage Systems Inc.	19,244	1,221
	Eagle Materials Inc.	14,291	1,218
*	ACI Worldwide Inc.	41,160	1,201
*	Vontier Corp.	41,456	1,191
*	AerCap Holdings NV	47,594	1,182
*	ASGN Inc.	17,399	1,160
	Louisiana-Pacific Corp.	40,496	1,157
	KBR Inc.	51,155	1,140
	EnerSys	15,563	1,114
	MSC Industrial Direct Co. Inc. Class A	15,627	1,089
*	Proto Labs Inc.	9,172	1,083
*	Chart Industries Inc.	12,620	1,066
	Watts Water Technologies Inc. Class A	9,603	1,064
*	AMN Healthcare Services Inc.	16,131	1,053
	Armstrong World Industries Inc.	17,456	1,046
	Valmont Industries Inc.	7,300	1,036
	nVent Electric plc	57,249	1,033
*	Coherent Inc.	8,179	1,023
	Altra Industrial Motion Corp.	23,817	1,018
	Kennametal Inc.	32,027	993
	Air Lease Corp. Class A	36,421	992
*	TriNet Group Inc.	14,392	992
*	MasTec Inc.	19,900	988
	Insperity Inc.	12,800	980
	John Bean Technologies Corp.	11,642	978
	Franklin Electric Co. Inc.	16,300	974
*	Kornit Digital Ltd.	14,253	959
	Silgan Holdings Inc.	27,737	956
*	Itron Inc.	14,019	953
*	Colfax Corp.	34,828	947
*	Green Dot Corp. Class A	17,578	937
*	ExlService Holdings Inc.	12,252	928
	Crane Co.	17,956	911
*	BMC Stock Holdings Inc.	22,568	893
	Ryder System Inc.	17,998	887
	Amcor plc (XNYS)	83,782	874
	ABM Industries Inc.	24,974	867
*	Aerojet Rocketdyne Holdings Inc.	26,545	861
	UniFirst Corp.	5,217	855
	Applied Industrial Technologies Inc.	13,912	849
	Alliance Data Systems Corp.	16,449	848
*	Kirby Corp.	21,599	831
	Hillenbrand Inc.	28,089	822
	HB Fuller Co.	17,935	812
	GATX Corp.	11,800	806
	AAON Inc.	13,793	806
*	Kratos Defense & Security Solutions Inc.	42,010	794
	Brink's Co.	18,218	780
	Werner Enterprises Inc.	20,465	778
	EVERTEC Inc.	23,202	772
*	Navistar International Corp.	17,835	769
	Triton International Ltd.	20,525	757
*	Masonite International Corp.	8,500	748
*	WESCO International Inc.	17,827	735
*	Installed Building Products Inc.	8,000	724
	ESCO Technologies Inc.	8,600	720
*	Summit Materials Inc. Class A	39,497	699
*	Dycom Industries Inc.	10,600	688
	Moog Inc. Class A	10,964	684
*	Gibraltar Industries Inc.	11,800	678
	Badger Meter Inc.	9,200	675
*	SPX FLOW Inc.	15,898	673

131

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Spirit AeroSystems Holdings Inc. Class A	36,856	670
	Forward Air Corp.	10,621	669
	Trinity Industries Inc.	35,053	660
	Brady Corp. Class A	17,467	659
	Macquarie Infrastructure Corp.	25,447	657
	ManTech International Corp. Class A	9,848	639
	Federal Signal Corp.	22,217	637
	Barnes Group Inc.	17,126	628
*	SPX Corp.	14,476	614
*	Meritor Inc.	24,879	606
	Cubic Corp.	10,100	597
	Albany International Corp. Class A	11,680	595
*	Beacon Roofing Supply Inc.	19,088	586
*	Hub Group Inc. Class A	11,626	583
*	AeroVironment Inc.	7,465	570
	Mueller Water Products Inc. Class A	54,200	561
	Comfort Systems USA Inc.	12,100	554
*	JELD-WEN Holding Inc.	26,068	548
	Otter Tail Corp.	14,230	546
	Korn Ferry	17,700	534
	Fluor Corp.	45,905	521
*	Vicor Corp.	6,672	520
*	Pluralsight Inc. Class A	32,992	518
	Terex Corp.	20,502	506
	O-I Glass Inc.	52,550	496
	McGrath RentCorp	8,629	493
*	Sykes Enterprises Inc.	14,358	492
	Schneider National Inc. Class B	21,826	481
	Belden Inc.	15,439	477
*	Cimpress plc	6,481	476
*	American Woodmark Corp.	5,689	470
	Patrick Industries Inc.	7,809	435
	Helios Technologies Inc.	10,400	435
	TTEC Holdings Inc.	7,907	433
*	Resideo Technologies Inc.	42,188	425
	EnPro Industries Inc.	7,200	425
*	Verra Mobility Corp. Class A	43,989	423
*	OSI Systems Inc.	5,400	417
	Astec Industries Inc.	8,192	416
	Lindsay Corp.	3,923	413
*	TriMas Corp.	16,700	406
*	Virgin Galactic Holdings Inc.	23,323	406
*	CBIZ Inc.	17,000	385
*	Allegheny Technologies Inc.	40,988	377
	Greif Inc. Class A	9,000	365
	Tennant Co.	6,000	358
	ADT Inc.	52,707	347
	Kaman Corp.	8,748	347
	Enerpac Tool Group Corp. Class A	19,200	342
*	Ferro Corp.	26,100	336
*	FARO Technologies Inc.	5,500	331
*	Herc Holdings Inc.	7,460	331
*	Huron Consulting Group Inc.	8,567	324
	Encore Wire Corp.	6,900	319
	Granite Construction Inc.	16,155	312
	Deluxe Corp.	14,400	309
	Primoris Services Corp.	16,200	306
	AZZ Inc.	8,800	296
	Raven Industries Inc.	13,100	287
	Standex International Corp.	4,600	286
	Heartland Express Inc.	15,407	282
	Griffon Corp.	12,834	275
	H&E Equipment Services Inc.	12,733	268
	Greenbrier Cos. Inc.	9,900	267

132

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Welbilt Inc.	43,500	264
	Atlas Corp.	29,169	252
*	Parsons Corp.	7,813	246
*	Cardtronics plc Class A	13,439	239
	AAR Corp.	12,010	234
	Apogee Enterprises Inc.	8,600	205
*	SEACOR Holdings Inc.	6,707	205
	Kelly Services Inc. Class A	11,516	200
*	TrueBlue Inc.	12,600	196
	Matson Inc.	3,700	192
	Scorpio Tankers Inc.	19,766	174
	SFL Corp. Ltd.	26,513	173
*	Tutor Perini Corp.	12,200	165
			1,518,888
Other (0.0%)[2]
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	8,266	7
*,§	Media General Inc. CVR	21,051	1
*,§	American International Group Inc. Warrants Exp. 01/19/2021	18,671	—
			8
Real Estate (1.9%)
	American Tower Corp.	156,229	35,878
	Prologis Inc.	259,616	25,754
	Crown Castle International Corp.	146,584	22,896
	Equinix Inc.	31,003	22,671
	Digital Realty Trust Inc.	94,589	13,649
	Public Storage	53,581	12,274
	SBA Communications Corp. Class A	39,137	11,364
*	CoStar Group Inc.	13,745	11,321
	Welltower Inc.	148,085	7,963
	Weyerhaeuser Co.	264,516	7,219
	Realty Income Corp.	121,668	7,040
	AvalonBay Communities Inc.	49,763	6,924
	Simon Property Group Inc.	108,831	6,836
	Alexandria Real Estate Equities Inc.	44,223	6,701
	Equity Residential	130,105	6,112
*	CBRE Group Inc. Class A	119,015	5,998
	Invitation Homes Inc.	198,395	5,408
	Ventas Inc.	132,534	5,231
	Healthpeak Properties Inc.	191,343	5,161
	Extra Space Storage Inc.	44,496	5,159
	Duke Realty Corp.	131,047	4,978
	Mid-America Apartment Communities Inc.	41,118	4,796
	Sun Communities Inc.	34,356	4,728
	Essex Property Trust Inc.	23,044	4,715
	VICI Properties Inc.	189,161	4,341
*	Zillow Group Inc. Class C	46,853	4,152
	Boston Properties Inc.	55,177	3,995
	WP Carey Inc.	60,829	3,808
	Equity LifeStyle Properties Inc.	62,668	3,709
	Medical Properties Trust Inc.	185,599	3,307
	UDR Inc.	103,797	3,243
	Camden Property Trust	34,158	3,151
	CyrusOne Inc.	40,996	2,913
	Iron Mountain Inc.	103,808	2,705
	Host Hotels & Resorts Inc.	252,625	2,647
	Gaming and Leisure Properties Inc.	72,584	2,638
	American Homes 4 Rent Class A	92,509	2,615
	Americold Realty Trust	69,994	2,536
	VEREIT Inc.	390,345	2,420
	CubeSmart	68,549	2,326
	Omega Healthcare Investors Inc.	78,463	2,261
	Regency Centers Corp.	59,884	2,131
	STORE Capital Corp.	81,431	2,093
*	Zillow Group Inc. Class A	23,132	2,066

133

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Jones Lang LaSalle Inc.	18,109	2,044
	Rexford Industrial Realty Inc.	42,882	1,992
	Healthcare Trust of America Inc. Class A	81,897	1,990
	Kilroy Realty Corp.	41,114	1,936
	National Retail Properties Inc.	59,898	1,917
	Vornado Realty Trust	62,183	1,911
	Life Storage Inc.	16,596	1,894
	Federal Realty Investment Trust	27,486	1,890
	American Campus Communities Inc.	49,738	1,863
	Lamar Advertising Co. Class A	29,774	1,845
	EastGroup Properties Inc.	13,633	1,814
	First Industrial Realty Trust Inc.	45,130	1,797
*	RealPage Inc.	31,388	1,748
	Apartment Investment and Management Co.	53,033	1,692
	CoreSite Realty Corp.	13,711	1,637
	STAG Industrial Inc.	52,358	1,629
	Kimco Realty Corp.	145,206	1,490
	Douglas Emmett Inc.	61,768	1,458
*	Redfin Corp.	33,537	1,401
	Cousins Properties Inc.	52,022	1,326
	Terreno Realty Corp.	23,429	1,319
	Healthcare Realty Trust Inc.	47,206	1,312
	QTS Realty Trust Inc. Class A	20,939	1,288
	Rayonier Inc.	47,357	1,202
	Physicians Realty Trust	70,596	1,190
	SL Green Realty Corp.	27,175	1,163
	Highwoods Properties Inc.	39,077	1,163
	Agree Realty Corp.	18,586	1,154
	Brixmor Property Group Inc.	104,150	1,141
	Spirit Realty Capital Inc.	36,148	1,086
	Equity Commonwealth	40,094	1,059
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	24,694	1,033
	JBG SMITH Properties	43,782	1,022
	Hudson Pacific Properties Inc.	52,781	1,017
	PotlatchDeltic Corp.	22,659	941
	Sabra Health Care REIT Inc.	71,080	935
*	Howard Hughes Corp.	14,638	910
	Lexington Realty Trust	89,338	887
	Corporate Office Properties Trust	39,451	885
	Park Hotels & Resorts Inc.	87,770	872
	National Health Investors Inc.	15,514	870
	PS Business Parks Inc.	6,738	768
	Apple Hospitality REIT Inc.	77,241	765
	National Storage Affiliates Trust	22,417	760
	Ryman Hospitality Properties Inc.	17,721	706
	Weingarten Realty Investors	44,152	700
	Taubman Centers Inc.	20,625	689
	EPR Properties	27,742	661
	Outfront Media Inc.	47,515	623
	CareTrust REIT Inc.	35,656	610
	Kennedy-Wilson Holdings Inc.	46,138	608
	Colony Capital Inc.	166,630	593
	Four Corners Property Trust Inc.	23,155	587
	Uniti Group Inc.	66,075	583
	Pebblebrook Hotel Trust	47,261	566
	Sunstone Hotel Investors Inc.	75,889	563
	Essential Properties Realty Trust Inc.	31,030	513
	RLJ Lodging Trust	62,664	513
	Piedmont Office Realty Trust Inc. Class A	44,063	503
	Brandywine Realty Trust	55,764	488
	Washington REIT	27,797	486
*	Realogy Holdings Corp.	41,590	464
*	Cushman & Wakefield plc	37,322	437
	Global Net Lease Inc.	29,868	425

134

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Service Properties Trust	57,705	416
	Safehold Inc.	5,974	411
	LTC Properties Inc.	12,200	403
	Columbia Property Trust Inc.	36,900	390
	DiamondRock Hospitality Co.	78,756	389
	Paramount Group Inc.	66,468	384
	Retail Properties of America Inc.	69,300	363
	Kite Realty Group Trust	34,904	362
	Urban Edge Properties	38,181	359
	GEO Group Inc.	39,698	352
^	Macerich Co.	49,054	341
	Retail Opportunity Investments Corp.	34,600	337
	Getty Realty Corp.	12,711	334
	SITE Centers Corp.	47,750	325
	Xenia Hotels & Resorts Inc.	38,549	318
	American Assets Trust Inc.	15,084	316
	Mack-Cali Realty Corp.	28,000	308
	Alexander & Baldwin Inc.	23,560	303
	Investors Real Estate Trust	4,488	303
	Office Properties Income Trust	16,401	302
*	St. Joe Co.	11,077	300
^	Brookfield Property REIT Inc. Class A	20,032	295
	CoreCivic Inc.	38,822	249
	Universal Health Realty Income Trust	4,482	240
	Empire State Realty Trust Inc.	44,011	237
*	Marcus & Millichap Inc.	7,530	235
	Newmark Group Inc. Class A	49,545	235
	Diversified Healthcare Trust	80,525	233
	Acadia Realty Trust	24,195	226
	Summit Hotel Properties Inc.	37,496	198
	Alexander's Inc.	800	195
^	Tanger Factory Outlet Centers Inc.	26,047	161
	Franklin Street Properties Corp.	34,469	145
	Colony Credit Real Estate Inc.	25,568	134
	Saul Centers Inc.	5,132	127
	RPT Realty	24,700	121
			391,514
Technology (15.5%)
	Apple Inc.	5,702,642	620,790
	Microsoft Corp.	2,645,345	535,603
*	Facebook Inc. Class A	848,423	223,229
*	Alphabet Inc. Class A	106,587	172,256
*	Alphabet Inc. Class C	104,010	168,601
	NVIDIA Corp.	208,424	104,495
*	Adobe Inc.	169,569	75,814
*	salesforce.com Inc.	305,785	71,025
	Intel Corp.	1,497,463	66,308
	QUALCOMM Inc.	396,889	48,960
	Broadcom Inc.	137,581	48,102
	Texas Instruments Inc.	323,271	46,742
	Oracle Corp.	677,168	37,996
	International Business Machines Corp.	313,747	35,033
*	ServiceNow Inc.	66,860	33,268
*	Advanced Micro Devices Inc.	411,354	30,971
	Intuit Inc.	88,600	27,881
*	Zoom Video Communications Inc. Class A	58,977	27,183
*	Shopify Inc. Class A (XNYS)	29,182	27,006
*	Micron Technology Inc.	393,793	19,824
	Applied Materials Inc.	322,156	19,081
*	Autodesk Inc.	77,144	18,171
	Lam Research Corp.	50,998	17,445
	Analog Devices Inc.	130,260	15,440
	Roper Technologies Inc.	36,832	13,677
	Cognizant Technology Solutions Corp. Class A	191,060	13,646

135

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Twilio Inc. Class A	48,163	13,436
	NXP Semiconductors NV	98,567	13,318
*	DocuSign Inc. Class A	62,806	12,703
*	Workday Inc. Class A	60,312	12,673
	Amphenol Corp. Class A	101,892	11,497
*	Synopsys Inc.	52,706	11,272
	TE Connectivity Ltd.	116,246	11,262
*	Twitter Inc.	271,347	11,223
*	Splunk Inc.	56,243	11,138
	KLA Corp.	55,075	10,860
*	Cadence Design Systems Inc.	96,968	10,605
	Xilinx Inc.	86,305	10,244
*	ANSYS Inc.	30,267	9,212
	HP Inc.	507,241	9,110
*	Match Group Inc.	77,766	9,082
	Microchip Technology Inc.	85,193	8,952
	Marvell Technology Group Ltd.	233,915	8,774
*	Okta Inc.	40,794	8,560
*	Atlassian Corp. plc Class A	44,628	8,552
	Corning Inc.	266,750	8,528
*	Pinterest Inc. Class A	143,296	8,447
	Skyworks Solutions Inc.	59,447	8,399
*	Palo Alto Networks Inc.	33,347	7,376
*	RingCentral Inc. Class A	27,080	6,996
*	VeriSign Inc.	36,057	6,876
*	Crowdstrike Holdings Inc. Class A	53,419	6,615
	Maxim Integrated Products Inc.	93,677	6,525
*	Paycom Software Inc.	17,425	6,344
*	Coupa Software Inc.	23,595	6,316
	CDW Corp.	50,168	6,151
*	Yandex NV Class A	104,610	6,022
*	EPAM Systems Inc.	18,810	5,811
*	Tyler Technologies Inc.	14,012	5,386
*	Akamai Technologies Inc.	56,590	5,383
*	Dell Technologies Inc.	87,564	5,277
	Teradyne Inc.	59,262	5,206
*	Fortinet Inc.	47,144	5,203
*	Qorvo Inc.	40,304	5,133
	Monolithic Power Systems Inc.	15,697	5,017
	Citrix Systems Inc.	43,610	4,940
*	Datadog Inc. Class A	53,707	4,874
	SS&C Technologies Holdings Inc.	80,582	4,772
*	Black Knight Inc.	53,322	4,690
*	Zendesk Inc.	40,838	4,531
	Seagate Technology plc	92,303	4,414
*	Arista Networks Inc.	21,110	4,410
*	HubSpot Inc.	14,852	4,308
*	Avalara Inc.	28,843	4,299
*	Check Point Software Technologies Ltd.	37,812	4,294
*	Wix.com Ltd.	17,116	4,233
*	GoDaddy Inc. Class A	58,908	4,167
	NortonLifeLock Inc.	197,150	4,055
	Western Digital Corp.	106,290	4,010
*	MongoDB Inc.	17,523	4,003
	Hewlett Packard Enterprise Co.	458,031	3,957
	Leidos Holdings Inc.	47,644	3,954
*	Gartner Inc.	31,001	3,723
*	ON Semiconductor Corp.	146,276	3,670
	Entegris Inc.	48,177	3,602
*,^	VMware Inc. Class A	27,577	3,550
	NetApp Inc.	79,541	3,491
*	Slack Technologies Inc. Class A	133,675	3,419
*	Ceridian HCM Holding Inc.	39,632	3,417
*	Zscaler Inc.	24,587	3,338

136

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Five9 Inc.	21,986	3,336
*	Nuance Communications Inc.	102,754	3,279
*	PTC Inc.	38,000	3,187
*	IAC/InterActiveCorp	26,171	3,159
	Universal Display Corp.	15,210	3,016
*	F5 Networks Inc.	21,907	2,912
*	Guidewire Software Inc.	29,755	2,860
	Amdocs Ltd.	47,482	2,677
*	Aspen Technology Inc.	23,758	2,609
*	Flex Ltd.	183,305	2,594
*	Anaplan Inc.	45,800	2,535
*	Globant SA	13,560	2,449
*	Cree Inc.	38,314	2,437
*	Grubhub Inc.	32,198	2,381
*	Inphi Corp.	16,914	2,364
*	Alteryx Inc. Class A	18,417	2,309
*	Elastic NV	22,713	2,303
*	IPG Photonics Corp.	12,362	2,299
*	Dynatrace Inc.	63,689	2,249
*	Arrow Electronics Inc.	27,423	2,136
*	Cloudflare Inc. Class A	37,991	1,974
*	Smartsheet Inc. Class A	38,815	1,935
*	Manhattan Associates Inc.	22,484	1,922
	SYNNEX Corp.	14,488	1,907
*	Proofpoint Inc.	19,743	1,890
*	CACI International Inc. Class A	8,984	1,873
	CDK Global Inc.	43,139	1,859
*	Clarivate plc	66,508	1,846
*	Fastly Inc. Class A	27,461	1,744
	Jabil Inc.	51,816	1,717
*	Blackline Inc.	17,530	1,712
	DXC Technology Co.	88,799	1,636
	Pegasystems Inc.	13,852	1,605
*	Silicon Laboratories Inc.	15,599	1,598
*	II-VI Inc.	35,135	1,598
*	Lattice Semiconductor Corp.	45,123	1,575
*	Dropbox Inc. Class A	86,238	1,575
	Science Applications International Corp.	20,603	1,573
*	Nutanix Inc.	63,084	1,535
*	Q2 Holdings Inc.	16,488	1,504
*	LiveRamp Holdings Inc.	22,492	1,486
*	Cirrus Logic Inc.	21,100	1,453
*	Envestnet Inc.	18,779	1,441
	National Instruments Corp.	45,296	1,417
*	Pure Storage Inc. Class A	87,271	1,405
	CMC Materials Inc.	9,864	1,403
	Power Integrations Inc.	22,254	1,340
*	Fiverr International Ltd.	9,062	1,327
*	Novanta Inc.	11,977	1,302
	Wipro Ltd. ADR	268,550	1,300
*	CyberArk Software Ltd.	13,059	1,295
*	Everbridge Inc.	12,113	1,268
*	Varonis Systems Inc.	10,881	1,258
*	Semtech Corp.	22,485	1,234
*	Sailpoint Technologies Holdings Inc.	29,522	1,225
*	Change Healthcare Inc.	84,401	1,194
	Brooks Automation Inc.	25,122	1,173
*	LivePerson Inc.	21,227	1,135
*	J2 Global Inc.	16,563	1,124
*	Rapid7 Inc.	17,604	1,090
*	Verint Systems Inc.	22,100	1,072
*	FireEye Inc.	76,991	1,066
*	Bandwidth Inc. Class A	6,642	1,065
	Xerox Holdings Corp.	61,152	1,063

137

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Qualys Inc.	11,886	1,044
*	New Relic Inc.	17,011	1,032
*	SPS Commerce Inc.	11,482	983
*	Alarm.com Holdings Inc.	16,269	949
*	NCR Corp.	46,357	942
*	Diodes Inc.	15,485	896
*	Covetrus Inc.	36,189	894
*	Advanced Energy Industries Inc.	13,158	888
*	Synaptics Inc.	11,500	882
*	SVMK Inc.	41,654	872
*	Fabrinet	14,268	856
	Blackbaud Inc.	17,300	854
	Perspecta Inc.	47,324	849
*	Tenable Holdings Inc.	23,852	814
*	Appfolio Inc.	5,645	807
*	Cornerstone OnDemand Inc.	21,175	804
	Avnet Inc.	32,593	804
*	Box Inc.	51,825	803
*	FormFactor Inc.	26,656	756
*	Mimecast Ltd.	19,715	753
*	Rogers Corp.	6,200	752
*	Workiva Inc. Class A	13,402	741
*	Cerence Inc.	13,578	741
*	Medallia Inc.	25,771	733
	Vishay Intertechnology Inc.	43,940	713
*	Teradata Corp.	38,581	709
*	Cloudera Inc.	71,569	696
*	PagerDuty Inc.	23,865	647
*	Plexus Corp.	9,200	640
*	Bottomline Technologies DE Inc.	15,400	612
*	Sanmina Corp.	24,921	609
*	Allscripts Healthcare Solutions Inc.	60,100	606
*	Insight Enterprises Inc.	11,300	603
*	Cargurus Inc.	30,151	601
*	MaxLinear Inc.	22,725	601
	Kulicke & Soffa Industries Inc.	22,900	599
*	Upwork Inc.	32,398	598
*	Ambarella Inc.	10,841	593
*	Avaya Holdings Corp.	34,300	590
*	MACOM Technology Solutions Holdings Inc.	15,940	582
	Progress Software Corp.	15,900	578
*	CommVault Systems Inc.	14,504	574
*	Rambus Inc.	40,461	558
	NIC Inc.	24,776	555
*	NetScout Systems Inc.	26,238	538
*	Yext Inc.	31,700	526
*	MicroStrategy Inc. Class A	3,000	501
*	Virtusa Corp.	9,900	498
*	Schrodinger Inc.	10,113	493
*	Yelp Inc. Class A	24,482	482
*	Amkor Technology Inc.	40,576	481
	Xperi Holding Corp	37,447	464
	Shutterstock Inc.	6,900	452
*	Perficient Inc.	10,747	421
	CSG Systems International Inc.	11,066	419
*	PROS Holdings Inc.	13,713	386
	Methode Electronics Inc.	12,104	372
*	TTM Technologies Inc.	29,954	356
	CTS Corp.	12,100	334
*	SolarWinds Corp.	14,854	303
	United Microelectronics Corp. ADR	55,817	296
	Benchmark Electronics Inc.	13,300	277
*,^	Stratasys Ltd.	15,900	203
*	3D Systems Corp.	34,900	199

138

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Micro Focus International plc ADR	64,470	185
*	ScanSource Inc.	8,411	169
*	Blucora Inc.	16,400	163
*	Forrester Research Inc.	4,285	158
	Ebix Inc.	8,400	152
*	Endurance International Group Holdings Inc.	22,000	128
*	Groupon Inc. Class A	1	—
			3,109,626
Telecommunications (2.0%)
	Verizon Communications Inc.	1,460,053	83,208
	AT&T Inc.	2,512,948	67,900
	Comcast Corp. Class A	1,599,129	67,547
	Cisco Systems Inc.	1,498,872	53,810
*	Charter Communications Inc. Class A	52,514	31,709
*	T-Mobile US Inc.	193,923	21,248
	L3Harris Technologies Inc.	76,302	12,293
	Motorola Solutions Inc.	60,187	9,513
*	Roku Inc.	37,243	7,538
*	Liberty Broadband Corp.	38,451	5,449
	CenturyLink Inc.	386,933	3,335
	Cable One Inc.	1,892	3,277
*	Altice USA Inc. Class A	108,239	2,917
*	GCI Liberty Inc. Class A	35,504	2,884
*	Liberty Global plc Class C	143,786	2,683
	Juniper Networks Inc.	118,432	2,336
*	DISH Network Corp. Class A	87,041	2,219
*	Lumentum Holdings Inc.	26,775	2,214
*	Ciena Corp.	55,701	2,194
*	Liberty Global plc Class A	58,116	1,103
*	Iridium Communications Inc.	41,119	1,086
*	Liberty Broadband Corp. Class A	7,681	1,080
*	Viavi Solutions Inc.	85,814	1,060
*	Acacia Communications Inc.	13,379	906
*	Vonage Holdings Corp.	82,928	877
	Cogent Communications Holdings Inc.	14,852	829
	Shenandoah Telecommunications Co.	16,569	723
*	ViaSat Inc.	20,744	703
	Telephone and Data Systems Inc.	37,397	636
*	8x8 Inc.	34,749	600
	InterDigital Inc.	10,500	588
*	CommScope Holding Co. Inc.	62,671	558
	Ubiquiti Inc.	2,851	529
*	Liberty Latin America Ltd. Class C	46,603	453
*	EchoStar Corp. Class A	16,414	380
*	NETGEAR Inc.	9,595	296
*	Liberty Latin America Ltd. Class A	22,191	217
	Plantronics Inc.	10,000	195
	ATN International Inc.	4,035	180
*	United States Cellular Corp.	4,600	134
			397,407
Utilities (1.9%)
	NextEra Energy Inc.	689,920	50,509
	Duke Energy Corp.	258,425	23,803
	Dominion Energy Inc.	294,650	23,672
	Southern Co.	370,999	21,314
	Waste Management Inc.	149,207	16,101
	American Electric Power Co. Inc.	175,997	15,827
	Exelon Corp.	345,613	13,786
	Xcel Energy Inc.	186,167	13,037
	Sempra Energy	101,855	12,769
	WEC Energy Group Inc.	111,963	11,258
	Eversource Energy	120,531	10,519
	Public Service Enterprise Group Inc.	179,432	10,434
	American Water Works Co. Inc.	64,297	9,677

139

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Consolidated Edison Inc.	119,123	9,350
	DTE Energy Co.	68,388	8,440
	PPL Corp.	272,258	7,487
	Entergy Corp.	70,976	7,184
	Edison International	126,700	7,100
	Ameren Corp.	86,931	7,052
	Republic Services Inc. Class A	74,534	6,572
	CMS Energy Corp.	100,715	6,378
	FirstEnergy Corp.	194,169	5,771
	Alliant Energy Corp.	88,191	4,875
	AES Corp.	237,158	4,625
	Evergy Inc.	80,360	4,436
*	PG&E Corp.	451,154	4,313
	Atmos Energy Corp.	42,923	3,935
	CenterPoint Energy Inc.	181,078	3,826
	Essential Utilities Inc.	87,585	3,608
	Pinnacle West Capital Corp.	41,031	3,347
	NiSource Inc.	138,082	3,172
	Vistra Corp.	173,670	3,017
	NRG Energy Inc.	84,464	2,671
*	Sunrun Inc.	51,302	2,669
	UGI Corp.	75,595	2,445
	OGE Energy Corp.	74,142	2,281
*	Stericycle Inc.	31,916	1,988
	Brookfield Renewable Corp. Class A	23,788	1,588
	IDACORP Inc.	17,563	1,541
	PNM Resources Inc.	28,780	1,439
	Black Hills Corp.	22,418	1,270
	ONE Gas Inc.	18,219	1,258
	Southwest Gas Holdings Inc.	18,817	1,237
	Portland General Electric Co.	30,931	1,216
	Hawaiian Electric Industries Inc.	36,772	1,215
	National Fuel Gas Co.	29,764	1,189
	NorthWestern Corp.	19,192	1,000
	Avangrid Inc.	20,129	993
	Spire Inc.	17,338	972
	American States Water Co.	12,984	970
	New Jersey Resources Corp.	32,585	951
*	Clean Harbors Inc.	17,500	927
	ALLETE Inc.	17,725	914
	Clearway Energy Inc.	30,396	856
*	Casella Waste Systems Inc. Class A	15,550	840
	Ormat Technologies Inc. (XNYS)	11,796	836
	MGE Energy Inc.	12,033	782
	Avista Corp.	23,000	764
	California Water Service Group	16,596	740
*	Evoqua Water Technologies Corp.	29,958	687
	South Jersey Industries Inc.	32,522	627
	Atlantica Sustainable Infrastructure plc	18,889	557
	SJW Group	9,018	547
	Northwest Natural Holding Co.	10,300	458
	Covanta Holding Corp.	40,423	367
*	Harsco Corp.	27,200	351
	US Ecology Inc.	10,864	332
	Clearway Energy Inc. Class A	7,906	207
	Ormat Technologies Inc. (XTAE)	2,610	178
			377,057
			11,387,058
Total Common Stocks (Cost $16,542,921)			19,896,085

140

Vanguard® Total World Stock Index Fund

Schedule of Investments

October 31, 2020

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund	0.112%		1,819,135	181,913

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[5]	United States Cash Management Bill	0.145%	12/15/20	5,200	5,199
[5]	United States Cash Management Bill	0.115%	2/16/21	577	577
[5]	United States Treasury Bill	0.095%	1/28/21	1,724	1,724

7,500
Total Temporary Cash Investments (Cost $189,401)	189,413
Total Investments (100.3%) (Cost $16,732,322)	20,085,498
Other Assets and Liabilities—Net (-0.3%)	(66,814)
Net Assets (100%)	20,018,684

Cost is in $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $111,926,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $283,100,000, representing 1.4% of net assets.
2	“Other” represents securities that are not classified by the fund's benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $120,496,000 was received for securities on loan, of which $120,342,000 is held in Vanguard Market Liquidity Fund and $154,000 is held in cash.
5	Securities with a value of $7,500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

141

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6280 122020

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (4.6%)
	CSL Ltd.	805,734	163,128
	Commonwealth Bank of Australia	3,159,548	153,402
	BHP Group Ltd.	5,253,398	125,933
	Westpac Banking Corp.	6,444,502	81,568
	National Australia Bank Ltd.	5,751,293	75,244
	Australia & New Zealand Banking Group Ltd.	5,067,384	67,248
	Wesfarmers Ltd.	2,031,390	65,756
	Woolworths Group Ltd.	2,255,920	60,685
	Macquarie Group Ltd.	576,627	51,412
	Transurban Group	4,900,252	46,404
	Rio Tinto Ltd.	665,399	43,287
	Goodman Group	3,223,022	41,716
	Fortescue Metals Group Ltd.	2,858,919	34,975
	Newcrest Mining Ltd.	1,444,065	29,946
	Amcor plc	2,856,519	29,743
	Coles Group Ltd.	2,278,963	28,470
*	Afterpay Ltd.	381,979	26,009
	Aristocrat Leisure Ltd.	1,142,809	23,013
	Woodside Petroleum Ltd.	1,711,038	21,104
	Sonic Healthcare Ltd.	849,150	20,798
	ASX Ltd.	348,582	19,519
	James Hardie Industries plc	795,692	19,319
	Brambles Ltd.	2,738,973	18,473
	Cochlear Ltd.	115,348	17,216
	APA Group	2,127,135	15,682
	QBE Insurance Group Ltd.	2,608,655	15,085
	Telstra Corp. Ltd.	7,488,066	14,102
	Insurance Australia Group Ltd.	4,137,894	13,890
	Scentre Group	9,297,043	13,720
	Northern Star Resources Ltd.	1,283,524	13,559
	Ramsay Health Care Ltd.	306,651	13,436
	Suncorp Group Ltd.	2,281,332	13,175
*	Xero Ltd.	167,996	13,033
	South32 Ltd.	8,743,125	12,476
	Dexus	1,974,293	11,945
	Stockland	4,265,704	11,535
	Santos Ltd.	3,190,274	10,606
	Evolution Mining Ltd.	2,688,838	10,541
	Mirvac Group	7,095,700	10,523
	Lendlease Corp. Ltd.	1,184,870	9,967
	GPT Group	3,512,412	9,948
	AGL Energy Ltd.	1,133,941	9,939
	Magellan Financial Group Ltd.	246,103	9,539
	SEEK Ltd.	621,962	9,414
	BlueScope Steel Ltd.	909,316	9,392
	Medibank Pvt Ltd.	4,972,419	9,334
	Sydney Airport	2,359,495	9,047
	Origin Energy Ltd.	3,188,773	8,970
	Aurizon Holdings Ltd.	3,318,094	8,799
	Tabcorp Holdings Ltd.	3,720,524	8,597
	Treasury Wine Estates Ltd.	1,289,586	8,314
	Ampol Ltd.	454,702	8,291
	Coca-Cola Amatil Ltd.	916,699	8,014
	Orica Ltd.	720,095	7,730
	REA Group Ltd.	89,588	7,450
	Computershare Ltd.	859,423	7,345
	Charter Hall Group	826,491	7,166
*	Saracen Mineral Holdings Ltd.	1,778,404	7,107
	Boral Ltd.	2,179,577	6,980
	Oil Search Ltd.	3,733,440	6,741
	JB Hi-Fi Ltd.	200,266	6,692

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Atlas Arteria Ltd.	1,687,057	6,683
	AMP Ltd.	6,202,248	6,674
	Ansell Ltd.	231,795	6,555
	Domino's Pizza Enterprises Ltd.	108,714	6,475
	OZ Minerals Ltd.	576,084	6,018
*	NEXTDC Ltd.	657,622	5,888
	Vicinity Centres	6,708,462	5,701
	ALS Ltd.	847,219	5,606
	Altium Ltd.	196,791	5,165
	Qube Holdings Ltd.	2,608,869	4,856
	Incitec Pivot Ltd.	3,418,280	4,612
	AusNet Services	3,274,391	4,603
	Alumina Ltd.	4,486,566	4,532
	Bendigo & Adelaide Bank Ltd.	938,075	4,413
	Downer EDI Ltd.	1,265,375	3,912
	Challenger Ltd.	1,152,950	3,898
	Worley Ltd.	583,957	3,893
*	Qantas Airways Ltd.	1,301,524	3,829
	Metcash Ltd.	1,841,670	3,820
	Crown Resorts Ltd.	637,043	3,709
^	Bank of Queensland Ltd.	816,901	3,685
	Appen Ltd.	158,800	3,617
	Cleanaway Waste Management Ltd.	2,404,185	3,466
	Star Entertainment Grp Ltd.	1,488,488	3,430
	IDP Education Ltd.	249,657	3,387
*	TPG Telecom Ltd.	663,660	3,350
	Harvey Norman Holdings Ltd.	1,068,146	3,341
	carsales.com Ltd.	223,994	3,273
	Seven Group Holdings Ltd.	239,464	3,270
	Orora Ltd.	1,751,510	3,174
	Shopping Centres Australasia Property Group	1,919,821	3,132
	Mineral Resources Ltd.	175,672	3,085
	WiseTech Global Ltd.	146,116	2,980
^	Washington H Soul Pattinson & Co. Ltd.	167,033	2,974
	Iluka Resources Ltd.	762,332	2,762
	CSR Ltd.	867,838	2,687
	Beach Energy Ltd.	3,191,437	2,646
*	Vocus Group Ltd.	1,082,877	2,622
*	CIMIC Group Ltd.	172,829	2,612
	IOOF Holdings Ltd.	1,143,376	2,348
*	Deterra Royalties Ltd.	762,332	2,106
*	Flight Centre Travel Group Ltd.	259,041	2,050
	Sims Ltd.	296,467	1,994
	Adbri Ltd.	811,033	1,612
	Perpetual Ltd.	78,515	1,503
*	Nufarm Ltd.	569,502	1,377
^	Whitehaven Coal Ltd.	1,583,056	1,185
	Platinum Asset Management Ltd.	534,125	1,146
	Domain Holdings Australia Ltd.	408,442	1,133
*,^	Tuas Ltd.	323,096	171
			1,819,412
Austria (0.1%)
*	Erste Group Bank AG	510,310	10,490
	Verbund AG	116,872	6,741
	OMV AG	255,082	5,897
	voestalpine AG	206,254	5,735
	Andritz AG	125,611	4,236
*	Raiffeisen Bank International AG	236,058	3,408
	Telekom Austria AG Class A	249,495	1,678
	Vienna Insurance Group AG Wiener Versicherung Gruppe	71,228	1,446
			39,631
Belgium (0.6%)
	Anheuser-Busch InBev SA/NV	1,481,365	76,626
	KBC Group NV	490,774	24,248

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ucb SA	216,003	21,335
*	Argenx SE	81,878	20,432
	Groupe Bruxelles Lambert SA	192,615	15,796
	Umicore SA	366,653	14,135
	Ageas SA/NV	318,124	12,811
	Solvay SA Class A	124,033	10,078
	Sofina SA	27,567	7,165
	Elia Group SA/NV	63,295	6,122
	Etablissements Franz Colruyt NV	93,826	5,550
*	Ackermans & van Haaren NV	40,338	4,965
	Proximus SADP	251,247	4,884
	Telenet Group Holding NV	83,402	3,208
			227,355
Brazil (1.4%)
	B3 SA - Brasil Bolsa Balcao	3,684,492	32,781
	Vale SA	2,979,473	31,441
	Vale SA Class B ADR	2,751,585	29,084
	Itau Unibanco Holding SA ADR	6,266,601	25,630
	Magazine Luiza SA	4,773,060	20,488
	Petroleo Brasileiro SA ADR (Preference Shares)	3,036,130	20,069
	Banco Bradesco SA ADR	5,580,502	19,532
	Weg SA	1,333,610	17,624
	Petroleo Brasileiro SA	3,978,925	13,175
	Itausa - Investimentos Itau SA Preference Shares	8,185,540	12,967
	Natura & Co. Holding SA	1,511,708	12,145
*	Suzano SA	1,289,928	11,252
	Localiza Rent a Car SA	999,944	10,575
	Itau Unibanco Holding SA Preference Shares	2,564,482	10,494
	Notre Dame Intermedica Participacoes SA	825,940	9,464
	Lojas Renner SA	1,435,031	9,366
	Raia Drogasil SA	2,069,000	8,676
	Ambev SA ADR	3,969,675	8,495
	Banco do Brasil SA	1,563,881	8,122
	Petroleo Brasileiro SA ADR	1,099,469	7,289
	Petroleo Brasileiro SA Preference Shares	2,158,201	7,124
	Ambev SA	3,309,101	7,024
*	Rumo SA	2,185,758	6,986
	Banco Bradesco SA	2,051,143	6,495
	Lojas Americanas SA Preference Shares	1,561,865	6,323
	Jbs SA	1,781,645	6,039
*	Via Varejo SA	1,982,108	5,928
	Banco BTG Pactual SA	466,884	5,899
	Equatorial Energia SA	1,642,150	5,704
	Banco Bradesco SA Preference Shares	1,527,813	5,368
	BB Seguridade Participacoes SA	1,238,500	5,111
	Cia de Saneamento Basico do Estado de Sao Paulo	623,065	4,615
*	B2W Cia Digital	350,909	4,601
	Petrobras Distribuidora SA	1,318,797	4,408
[1]	Hapvida Participacoes e Investimentos SA	384,515	4,314
	Totvs SA	877,478	4,129
	Ultrapar Participacoes SA	1,408,272	4,020
	Ccr SA	2,017,393	3,924
	Banco Santander Brasil SA	687,275	3,839
	Centrais Eletricas Brasileiras SA	704,748	3,815
	Gerdau SA ADR	941,786	3,588
	Telefonica Brasil SA Preference Shares	478,935	3,551
	Hypera SA	728,619	3,543
	Sul America SA	507,194	3,535
	Gerdau SA Preference Shares	916,080	3,482
	Bradespar SA Preference Shares	407,700	3,321
	Cosan SA	284,334	3,220
*	Brf SA	1,093,832	3,199
*	Eneva SA	320,300	2,936
	Centrais Eletricas Brasileiras SA Preference Shares	526,176	2,842

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Cia de Locacao das Americas	621,100	2,721
	TIM SA	1,287,930	2,660
	Klabin SA	640,020	2,648
	Energisa SA	350,024	2,560
	Cogna Educacao	3,361,881	2,514
	Qualicorp Consultoria e Corretora de Seguros SA	447,292	2,481
	Engie Brasil Energia SA	337,210	2,344
	Atacadao SA	717,412	2,307
	Alpargatas SA Preference Shares	317,700	2,244
^	Cia Siderurgica Nacional SA ADR	615,490	2,197
	Fleury SA	458,938	2,188
	YDUQS Participacoes SA	542,192	2,166
	Transmissora Alianca de Energia Eletrica SA	438,556	2,152
	IRB Brasil Resseguros S/A	1,997,219	2,137
	Telefonica Brasil SA ADR	286,339	2,107
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	516,200	2,050
	Cia Siderurgica Nacional SA	560,600	2,007
*	BR Malls Participacoes SA	1,409,178	2,004
*	Azul SA Prior Preference Shares.	503,726	1,980
	Cia de Saneamento do Parana	469,600	1,939
	Duratex SA	552,400	1,846
	Cia Brasileira de Distribuicao	170,282	1,838
	CPFL Energia SA	369,600	1,795
	EDP - Energias do Brasil SA	586,869	1,739
	Cia Energetica de Sao Paulo Preference Shares	364,900	1,697
	Cia Energetica de Minas Gerais Preference Shares	930,005	1,661
	Multiplan Empreendimentos Imobiliarios SA	487,917	1,613
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	382,496	1,567
	Cia Paranaense de Energia ADR	136,574	1,475
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	757,700	1,439
	Porto Seguro SA	173,512	1,434
	Cia Energetica de Minas Gerais ADR	763,898	1,398
	Cia Brasileira de Distribuicao ADR	127,955	1,377
	Neoenergia SA	448,300	1,359
	Cielo SA	2,047,776	1,203
	Lojas Americanas SA	338,685	1,191
	Sao Martinho SA	300,200	1,101
[1]	Banco Inter SA Preference Shares	378,200	1,088
*	Embraer SA ADR	260,246	1,072
	Odontoprev SA	486,800	1,070
	M Dias Branco SA	168,686	954
*	Aliansce Sonae Shopping Centers sa	234,100	939
*	Braskem SA Preference Shares	202,500	806
	Banco do Estado do Rio Grande do Sul SA Preference Shares	379,600	794
	Grendene SA	528,200	738
	Cia Energetica de Minas Gerais	349,006	707
*	Cosan Logistica SA	227,700	650
*	Braskem SA ADR	71,344	568
	Cia Paranaense de Energia	52,708	504
	Banco Inter SA	159,100	477
	Itau Unibanco Holding SA	120,506	462
	TIM SA ADR	39,321	405
	Guararapes Confeccoes SA	164,900	391
	Cia Paranaense de Energia Preference Shares	35,700	384
	Telefonica Brasil SA	46,420	345
	Ez Tec Empreendimentos e Participacoes SA	54,700	335
*	Embraer SA	313,800	330
*	Brf SA ADR	50,677	150
	CVC Brasil Operadora e Agencia de Viagens SA	42,147	90
*	CVC Brasil Operadora e Agencia de Viagens SA Warrants	37,468	13
			541,963
Canada (5.5%)
	Royal Bank of Canada	2,530,167	176,920

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Shopify Inc. Class A (XTSE)	187,944	173,263
	Toronto-Dominion Bank	3,210,567	141,648
	Canadian National Railway Co.	1,265,089	125,673
	Enbridge Inc. (XTSE)	3,565,305	98,238
	Bank of Nova Scotia	2,145,203	89,122
	Brookfield Asset Management Inc. Class A	2,474,254	73,524
	Canadian Pacific Railway Ltd.	242,429	72,447
^	Bank of Montreal	1,138,187	67,772
	TC Energy Corp.	1,672,169	65,817
	Canadian Imperial Bank of Commerce	791,988	59,077
	Barrick Gold Corp. (XTSE)	2,107,578	56,348
	Waste Connections Inc.	473,108	46,895
	Manulife Financial Corp.	3,439,711	46,627
	Franco-Nevada Corp.	335,896	45,782
	Alimentation Couche-Tard Inc. Class B	1,484,538	45,718
	Sun Life Financial Inc.	1,041,638	41,445
	Nutrien Ltd.	1,015,204	41,270
	Wheaton Precious Metals Corp.	803,661	36,880
	Constellation Software Inc.	34,151	35,850
	Agnico Eagle Mines Ltd.	432,855	34,266
	Canadian Natural Resources Ltd.	2,056,932	32,731
^	Fortis Inc.	828,354	32,723
	Suncor Energy Inc.	2,708,283	30,553
	National Bank of Canada	599,714	28,782
	Barrick Gold Corp. (XLON)	1,025,962	27,341
	Restaurant Brands International Inc.	521,381	27,092
	Intact Financial Corp.	255,121	26,353
*	CGI Inc.	411,689	25,545
	Rogers Communications Inc. Class B	624,688	25,376
	Magna International Inc.	486,574	24,845
	Thomson Reuters Ord Shs	302,262	23,499
	BCE Inc.	539,846	21,694
	Metro Inc.	450,039	20,994
	Pembina Pipeline Corp.	977,456	20,462
	Power Corp. of Canada	973,353	18,535
	Dollarama Inc.	517,592	17,824
	Loblaw Cos. Ltd.	292,303	14,550
	Shaw Communications Inc. Class B	818,224	13,480
	TELUS Corp.	763,490	13,054
	Fairfax Financial Holdings Ltd.	47,889	12,589
[1]	Hydro One Ltd.	561,368	12,266
^	Canadian Tire Corp. Ltd. Class A	101,657	11,352
	Teck Resources Ltd. Class B	829,086	10,896
	Saputo Inc.	420,112	10,226
	Great-West Lifeco Inc.	477,718	9,735
*	Bausch Health Cos. Inc.	555,743	9,156
	George Weston Ltd.	126,068	8,841
*	Stars Group Inc.	213,929	8,342
*,^	Canopy Growth Corp.	404,851	7,606
	Cenovus Energy Inc.	1,821,187	5,960
^	Imperial Oil Ltd.	396,654	5,276
^	Canadian Utilities Ltd. Class A	222,558	5,202
*	Shopify Inc. Class A (XNYS)	3,703	3,427
	IGM Financial Inc.	146,372	3,213
	Enbridge Inc. (XNYS)	30,400	838
	Barrick Gold Corp. (XNYS)	23,670	633
*	Constellation Software Inc. Rights	63,514	—
			2,145,573
Chile (0.1%)
	Empresas COPEC SA	875,039	6,676
	Sociedad Quimica y Minera de Chile SA ADR	176,899	6,547
	Banco de Chile	77,931,778	6,016
	Empresas CMPC SA	2,151,185	4,473
	Enel Americas SA ADR	630,470	4,098

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Falabella SA	1,413,126	3,874
	Cencosud SA	2,418,828	3,362
	Banco Santander Chile ADR	212,728	2,953
	Enel Americas SA	20,232,431	2,684
	Banco de Credito e Inversiones SA	85,151	2,665
	Enel Chile SA	30,780,956	2,065
	Colbun SA	13,117,670	1,980
	Cia Cervecerias Unidas SA	265,864	1,478
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	1,466
	Empresa Nacional de Telecomunicaciones SA	248,092	1,398
	Parque Arauco SA	1,089,317	1,398
	Aguas Andinas SA Class A	4,641,871	1,206
	Cencosud Shopping SA	876,636	1,159
	Enel Chile SA ADR	346,852	1,155
	Engie Energia Chile SA	890,656	938
	Banco Santander Chile	25,843,539	905
	Itau CorpBanca Chile SA	307,847,806	812
	AES Gener SA	5,059,354	785
	Embotelladora Andina SA Preference Shares	335,712	699
	Plaza SA	540,607	689
			61,481
China (12.9%)
*	Alibaba Group Holding Ltd. ADR	3,121,237	951,010
	Tencent Holdings Ltd.	10,181,801	777,947
*	Meituan Dianping Class B	6,379,513	237,823
*	JD.com Inc. ADR	1,522,117	124,083
	China Construction Bank Corp. Class H	160,949,544	110,912
	Ping An Insurance Group Co. of China Ltd.	9,180,189	94,920
	Industrial & Commercial Bank of China Ltd. Class H	142,722,640	81,047
*	Baidu Inc. ADR	487,268	64,831
*,1	Xiaomi Corp. Class B	21,811,354	62,032
	China Mobile Ltd.	9,450,067	57,802
	NetEase Inc. ADR	665,810	57,786
*	NIO Inc. ADR	1,708,416	52,243
*,1	Wuxi Biologics Cayman Inc.	1,680,593	47,197
*	TAL Education Group ADR	686,589	45,631
*	Pinduoduo Inc. ADR	491,613	44,235
	Bank of China Ltd. Class H	139,967,788	44,210
	Kweichow Moutai Co. Ltd. Class A	158,212	39,529
*	New Oriental Education & Technology Group Inc. ADR	245,289	39,339
	China Merchants Bank Co. Ltd. Class H	7,048,320	36,714
	China Life Insurance Co. Ltd. Class H	13,691,341	29,873
	CNOOC Ltd.	28,661,400	26,224
	BYD Co. Ltd. Class H	1,266,355	25,599
*	Trip.com Group Ltd. ADR	838,926	24,128
	ANTA Sports Products Ltd.	2,153,368	23,905
	China Mengniu Dairy Co. Ltd.	4,779,849	22,534
	Shenzhou International Group Holdings Ltd.	1,289,815	22,442
*	Semiconductor Manufacturing International Corp.	7,468,917	22,034
	Ping An Insurance Group Co. of China Ltd. Class A	1,886,200	21,951
	ZTO Express Cayman Inc. ADR	696,287	20,178
	China Resources Land Ltd.	4,910,214	20,081
	Geely Automobile Holdings Ltd.	9,488,810	19,498
*	Alibaba Health Information Technology Ltd.	7,419,236	19,456
	Agricultural Bank of China Ltd. Class H	56,980,233	19,386
	Sunny Optical Technology Group Co. Ltd.	1,166,119	19,361
	China Petroleum & Chemical Corp. Class H	46,891,284	18,310
	Wuliangye Yibin Co. Ltd. Class A	488,308	17,854
	Sino Biopharmaceutical Ltd.	17,507,853	17,735
	China Resources Beer Holdings Co. Ltd.	2,807,860	17,422
	China Overseas Land & Investment Ltd.	6,887,820	17,301
	ENN Energy Holdings Ltd.	1,358,312	17,191
[1]	Longfor Group Holdings Ltd.	3,114,934	17,067
*,1	Innovent Biologics Inc.	2,260,179	16,759

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Li Ning Co. Ltd.	3,210,117	16,731
	Sunac China Holdings Ltd.	4,439,064	16,452
	Country Garden Holdings Co. Ltd.	13,299,756	16,437
*	Vipshop Holdings Ltd.	749,614	16,042
	CSPC Pharmaceutical Group Ltd.	15,056,220	15,989
	China Pacific Insurance Group Co. Ltd. Class H	4,864,495	15,223
	China Gas Holdings Ltd.	4,701,839	14,449
	Country Garden Services Holdings Co. Ltd.	2,244,293	14,134
	China Merchants Bank Co. Ltd. Class A	2,333,800	13,888
	Anhui Conch Cement Co. Ltd. Class H	2,189,155	13,694
*	KE Holdings Inc. ADR	190,689	13,301
[1]	China Tower Corp. Ltd. Class H	83,966,342	13,140
	China Conch Venture Holdings Ltd.	2,915,369	12,982
*	GDS Holdings Ltd. ADR	151,459	12,729
	Xinyi Solar Holdings Ltd.	6,873,662	12,557
*	Tencent Music Entertainment Group ADR	829,822	12,348
*	Bilibili Inc. ADR	256,800	11,471
	Huazhu Group Ltd. ADR	287,548	11,396
	China Shenhua Energy Co. Ltd. Class H	6,566,888	11,378
	Yihai International Holding Ltd.	846,000	11,238
	China Vanke Co. Ltd. Class H	3,580,598	11,114
	Kingdee International Software Group Co. Ltd.	3,994,000	10,545
	PetroChina Co. Ltd. Class H	37,277,234	10,469
*	iQIYI Inc. ADR	405,198	10,008
[1]	China Feihe Ltd.	4,380,000	9,966
	Autohome Inc. ADR	102,113	9,757
*	Zai Lab Ltd. ADR	117,560	9,646
[1]	Haidilao International Holding Ltd.	1,450,000	9,605
	Great Wall Motor Co. Ltd. Class H	5,902,303	9,556
	CITIC Securities Co. Ltd. Class H	4,345,490	9,422
	Shimao Group Holdings Ltd.	2,520,628	8,929
	Jiangsu Hengrui Medicine Co. Ltd. Class A	667,782	8,882
*,1	Ping An Healthcare and Technology Co. Ltd.	684,721	8,835
	Hengan International Group Co. Ltd.	1,263,308	8,812
	JOYY Inc. ADR	95,999	8,772
^	China Evergrande Group	4,269,377	8,514
	Haier Electronics Group Co. Ltd.	2,217,646	8,454
[1]	Postal Savings Bank of China Co. Ltd. Class H	16,975,000	8,331
	Kingsoft Corp. Ltd.	1,542,944	8,300
	PICC Property & Casualty Co. Ltd. Class H	12,160,594	8,254
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,122,328	7,995
	China National Building Material Co. Ltd. Class H	6,896,272	7,938
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,180,900	7,938
	Zhongsheng Group Holdings Ltd.	1,108,048	7,901
	Guangdong Investment Ltd.	5,273,851	7,822
	Zijin Mining Group Co. Ltd. Class H	10,727,955	7,821
	China Telecom Corp. Ltd. Class H	24,909,541	7,819
*,1	Hansoh Pharmaceutical Group Co. Ltd.	1,734,000	7,761
	WuXi AppTec Co. Ltd. Class A	443,701	7,495
	Luxshare Precision Industry Co. Ltd. Class A	900,039	7,372
	Agricultural Bank of China Ltd. Class A	15,598,400	7,339
	China Tourism Group Duty Free Corp. Ltd. Class A	244,753	7,296
	China Minsheng Banking Corp. Ltd. Class H	13,246,733	7,250
	Bank of Communications Co. Ltd. Class H	14,641,925	7,204
	Industrial Bank Co. Ltd. Class A	2,645,800	7,039
	China Resources Gas Group Ltd.	1,608,547	6,989
	Weichai Power Co. Ltd. Class H	3,602,438	6,831
	China CITIC Bank Corp. Ltd. Class H	16,708,362	6,800
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	115,865	6,707
	Gree Electric Appliances Inc. of Zhuhai Class A	764,400	6,702
	Tsingtao Brewery Co. Ltd. Class H	808,108	6,696
	New China Life Insurance Co. Ltd. Class H	1,666,538	6,661
	Ping An Bank Co. Ltd. Class A	2,473,900	6,565
	China Unicom Hong Kong Ltd.	10,610,713	6,540

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	CITIC Ltd.	8,789,275	6,284
	Guangzhou Automobile Group Co. Ltd. Class H	5,877,847	6,043
	BYD Electronic International Co. Ltd.	1,354,000	5,835
	Industrial & Commercial Bank of China Ltd. Class A	7,628,100	5,606
	LONGi Green Energy Technology Co. Ltd. Class A	479,500	5,452
*	Haitong Securities Co. Ltd. Class H	6,360,593	5,388
	China Jinmao Holdings Group Ltd.	10,474,005	5,307
[1]	Huatai Securities Co. Ltd. Class H	3,265,775	5,289
*,^	GSX Techedu Inc. ADR	79,132	5,256
	Sinopharm Group Co. Ltd. Class H	2,252,603	5,175
	Shanghai Pudong Development Bank Co. Ltd. Class A	3,736,600	5,169
	China Yangtze Power Co. Ltd. Class A	1,815,479	5,150
	China Resources Cement Holdings Ltd.	3,913,334	5,124
	CITIC Securities Co. Ltd. Class A	1,179,821	5,061
	China Construction Bank Corp. Class A	5,289,000	4,970
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	191,900	4,826
	Fosun International Ltd.	3,995,635	4,825
	Luzhou Laojiao Co. Ltd. Class A	186,800	4,825
	Aier Eye Hospital Group Co. Ltd. Class A	512,307	4,772
	Muyuan Foods Co. Ltd. Class A	449,098	4,763
	BYD Co. Ltd. Class A	199,000	4,748
	Wanhua Chemical Group Co. Ltd. Class A	401,000	4,714
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	1,096,710	4,653
	China Communications Construction Co. Ltd. Class H	8,763,026	4,589
*,1	China International Capital Corp. Ltd. Class H	1,963,126	4,587
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	770,200	4,577
*	China Biologic Products Holdings Inc.	39,329	4,570
[1]	CGN Power Co. Ltd. Class H	21,230,267	4,553
	China Vanke Co. Ltd. Class A	1,073,500	4,427
[1]	People's Insurance Co. Group of China Ltd. Class H	14,718,161	4,380
	Kingboard Holdings Ltd.	1,269,048	4,298
	SAIC Motor Corp. Ltd. Class A	1,229,021	4,255
*	Weibo Corp. ADR	102,313	4,251
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,028,246	4,244
	CIFI Holdings Group Co. Ltd.	6,110,000	4,233
	Brilliance China Automotive Holdings Ltd.	4,890,396	4,221
*	SINA Corp.	98,390	4,216
	China Longyuan Power Group Corp. Ltd. Class H	6,120,785	4,195
	Sany Heavy Industry Co. Ltd. Class A	1,070,600	4,161
	Momo Inc. ADR	276,596	4,149
	SF Holding Co. Ltd. Class A	323,095	4,002
	China State Construction Engineering Corp. Ltd. Class A	5,207,829	3,981
	Pharmaron Beijing Co. Ltd. Class A	229,368	3,942
[1]	China Galaxy Securities Co. Ltd. Class H	7,042,277	3,865
	GF Securities Co. Ltd. Class H	2,982,026	3,856
	China Taiping Insurance Holdings Co. Ltd.	2,535,164	3,828
	Nine Dragons Paper Holdings Ltd.	2,866,292	3,823
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	111,900	3,765
	Beijing Enterprises Water Group Ltd.	9,834,280	3,741
	Contemporary Amperex Technology Co. Ltd. Class A	101,397	3,724
	Far East Horizon Ltd.	3,765,070	3,714
	Chongqing Zhifei Biological Products Co. Ltd. Class A	153,900	3,686
	Bank of Ningbo Co. Ltd. Class A	724,900	3,683
	Shandong Gold Mining Co. Ltd. Class A	1,011,763	3,620
	East Money Information Co. Ltd. Class A	1,024,980	3,591
	Dongfeng Motor Group Co. Ltd. Class H	5,082,627	3,580
*	JD.com Inc. Class A	87,549	3,571
	TravelSky Technology Ltd. Class H	1,691,703	3,566
	China Life Insurance Co. Ltd. Class A	514,300	3,549
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	148,260	3,548
*	51job Inc. ADR	50,164	3,516
	China Resources Power Holdings Co. Ltd.	3,376,409	3,514
	Poly Developments and Holdings Group Co. Ltd. Class A	1,520,295	3,495
	Kunlun Energy Co. Ltd.	5,395,523	3,493

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Anhui Conch Cement Co. Ltd. Class A	456,000	3,472
	Agile Group Holdings Ltd.	2,483,637	3,408
	China Hongqiao Group Ltd.	4,625,000	3,346
	Shanghai Baosight Software Co. Ltd. Class B	848,545	3,314
[1]	Topsports International Holdings Ltd.	2,406,000	3,299
	China Everbright Environment Group Ltd.	6,398,362	3,228
	Bank of China Ltd. Class A	6,770,623	3,216
*,^,1	China Literature Ltd.	385,400	3,166
	ZTE Corp. Class H	1,421,188	3,142
*	Alibaba Pictures Group Ltd.	23,938,648	3,126
*,^,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	597,223	3,126
	CRRC Corp. Ltd. Class H	8,028,053	3,114
	Huaneng Power International Inc. Class H	8,257,982	3,085
	China Railway Group Ltd. Class H	6,687,352	3,078
	KWG Group Holdings Ltd.	2,279,409	3,023
	China Cinda Asset Management Co. Ltd. Class H	16,085,693	3,018
	Sinotruk Hong Kong Ltd.	1,175,699	3,007
	Haier Smart Home Co. Ltd. Class A	806,796	3,002
	China Pacific Insurance Group Co. Ltd. Class A	620,400	2,963
*	China Merchants Securities Co. Ltd. Class A	947,567	2,932
	Hopson Development Holdings Ltd.	1,144,475	2,928
*	COSCO SHIPPING Holdings Co. Ltd. Class H	4,560,660	2,918
	Henan Shuanghui Investment & Development Co. Ltd. Class A	390,300	2,918
	Logan Group Co. Ltd.	1,856,000	2,912
	GoerTek Inc. Class A	428,920	2,911
	Changchun High & New Technology Industry Group Inc. Class A	51,682	2,896
	Kingboard Laminates Holdings Ltd.	1,804,370	2,884
	Ganfeng Lithium Co. Ltd. Class A	304,300	2,776
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	2,764
[1]	Guotai Junan Securities Co. Ltd. Class H	2,119,000	2,762
	Beijing Enterprises Holdings Ltd.	911,481	2,746
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	888,909	2,737
	China Lesso Group Holdings Ltd.	1,668,000	2,704
*,1	China Merchants Securities Co. Ltd. Class H	2,175,680	2,699
	Yanzhou Coal Mining Co. Ltd. Class H	3,700,246	2,693
	Yonyou Network Technology Co. Ltd. Class A	413,962	2,679
	Focus Media Information Technology Co. Ltd. Class A	1,906,100	2,666
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	77,597	2,665
	China Molybdenum Co. Ltd. Class H	7,319,571	2,664
	China Railway Construction Corp. Ltd. Class H	3,894,245	2,638
	Seazen Group Ltd.	3,505,888	2,628
^,1	Jinxin Fertility Group Ltd.	2,132,000	2,595
	Yangzijiang Shipbuilding Holdings Ltd.	3,797,645	2,557
	Bank of Communications Co. Ltd. Class A	3,774,400	2,554
	Jiangxi Copper Co. Ltd. Class H	2,134,248	2,549
	Guangzhou R&F Properties Co. Ltd. Class H	1,995,933	2,538
	Mango Excellent Media Co. Ltd. Class A	227,529	2,525
	Tongwei Co. Ltd. Class A	547,300	2,520
	Haitian International Holdings Ltd.	1,014,063	2,513
*,1	Tongcheng-Elong Holdings Ltd.	1,505,600	2,506
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,613,677	2,505
[1]	A-Living Services Co. Ltd. Class H	593,500	2,499
	China United Network Communications Ltd. Class A	3,495,000	2,494
	China Merchants Port Holdings Co. Ltd.	2,342,031	2,490
	Shenzhen International Holdings Ltd.	1,597,089	2,487
	China Communications Services Corp. Ltd. Class H	4,235,612	2,468
	China Everbright Bank Co. Ltd. Class A	4,156,026	2,434
	Shanghai International Airport Co. Ltd. Class A	244,400	2,418
	China Everbright Bank Co. Ltd. Class H	6,963,872	2,413
	Zhaojin Mining Industry Co. Ltd. Class H	1,855,048	2,401
*,1	CanSino Biologics Inc. Class H	120,800	2,364
	China Minsheng Banking Corp. Ltd. Class A	2,991,300	2,360
	China Medical System Holdings Ltd.	2,226,715	2,342
	Jiangsu Expressway Co. Ltd. Class H	2,332,544	2,335

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	85,564	2,323
*,1	Hua Hong Semiconductor Ltd.	622,000	2,292
	Yunnan Baiyao Group Co. Ltd. Class A	148,000	2,280
	Wingtech Technology Co. Ltd. Class A	151,400	2,277
[1]	Dali Foods Group Co. Ltd.	3,653,197	2,268
	Air China Ltd. Class H	3,500,115	2,264
	Zijin Mining Group Co. Ltd. Class A	2,132,574	2,244
	China State Construction International Holdings Ltd.	3,232,567	2,242
	AviChina Industry & Technology Co. Ltd. Class H	4,340,954	2,239
	Will Semiconductor Ltd. Class A	74,796	2,216
	Yuexiu Property Co. Ltd.	11,342,772	2,202
	ZTE Corp. Class A	455,879	2,199
	Shenwan Hongyuan Group Co. Ltd. Class A	2,913,631	2,198
	China Oilfield Services Ltd. Class H	3,628,300	2,191
*,^	GOME Retail Holdings Ltd.	19,714,203	2,190
*	Genscript Biotech Corp.	1,568,000	2,183
	CRRC Corp. Ltd. Class A	2,691,400	2,169
	New Hope Liuhe Co. Ltd. Class A	535,100	2,150
	Shenzhen Inovance Technology Co. Ltd. Class A	223,600	2,150
	Huatai Securities Co. Ltd. Class A	704,100	2,147
	Greentown China Holdings Ltd.	1,314,020	2,136
	Bosideng International Holdings Ltd.	4,805,541	2,111
	Bank of Shanghai Co. Ltd. Class A	1,768,183	2,074
[1]	China Huarong Asset Management Co. Ltd. Class H	19,572,874	2,051
	China Aoyuan Group Ltd.	2,176,000	2,046
	Eve Energy Co. Ltd. Class A	256,364	2,044
*,1	3SBio Inc.	2,187,075	2,040
^,1	CSC Financial Co. Ltd. Class H	1,641,500	1,991
	Beijing Capital International Airport Co. Ltd. Class H	3,250,557	1,986
	China Everbright Ltd.	1,500,465	1,985
	New China Life Insurance Co. Ltd. Class A	205,000	1,970
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	933,396	1,965
	Flat Glass Group Co. Ltd.	655,000	1,957
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	352,011	1,955
	China Petroleum & Chemical Corp. Class A	3,336,000	1,945
	BOE Technology Group Co. Ltd. Class A	2,738,200	1,940
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,192,481	1,936
	Baoshan Iron & Steel Co. Ltd. Class A	2,389,600	1,908
	Bank of Beijing Co. Ltd. Class A	2,706,200	1,888
	COSCO SHIPPING Ports Ltd.	3,219,985	1,886
	Huayu Automotive Systems Co. Ltd. Class A	405,269	1,885
	Guangdong Haid Group Co. Ltd. Class A	204,100	1,880
*	Alibaba Group Holding Ltd.	49,400	1,872
	Hundsun Technologies Inc. Class A	133,298	1,857
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	1,855
	Shenzhen Investment Ltd.	6,054,281	1,849
*,^	China Southern Airlines Co. Ltd. Class H	3,523,017	1,845
*	Haitong Securities Co. Ltd. Class A	873,426	1,836
	NARI Technology Co. Ltd. Class A	587,400	1,825
	BOE Technology Group Co. Ltd. Class B	4,929,137	1,816
	Times China Holdings Ltd.	1,359,000	1,816
	Daqin Railway Co. Ltd. Class A	1,894,066	1,814
	Sanan Optoelectronics Co. Ltd. Class A	541,800	1,803
*	China Shipbuilding Industry Co. Ltd. Class A	2,878,800	1,791
	Huaxia Bank Co. Ltd. Class A	1,977,198	1,790
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,482,070	1,790
	Hualan Biological Engineering Inc. Class A	233,464	1,788
	Hangzhou Tigermed Consulting Co. Ltd. Class A	96,000	1,783
	NAURA Technology Group Co. Ltd. Class A	68,400	1,753
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	215,015	1,752
	Zhejiang Expressway Co. Ltd. Class H	2,551,267	1,742
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,353,794	1,740
	Poly Property Services Co. Ltd.	240,800	1,737
^	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,312,698	1,730

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Suning.com Co. Ltd. Class A	1,189,500	1,726
	Lingyi iTech Guangdong Co. Class A	866,600	1,692
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	149,358	1,691
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	459,470	1,684
[1]	Luye Pharma Group Ltd.	2,834,930	1,645
*	Aluminum Corp. of China Ltd. Class H	7,463,377	1,630
	Gigadevice Semiconductor Beijing Inc. Class A	55,865	1,624
	Iflytek Co. Ltd. Class A	281,600	1,604
	AECC Aviation Power Co. Ltd. Class A	288,300	1,576
	TCL Technology Group Corp. Class A	1,734,300	1,568
	Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	1,555
[1]	WuXi AppTec Co. Ltd. Class H	97,100	1,552
*,^	OneConnect Financial Technology Co. Ltd. ADR	77,071	1,552
	Glodon Co. Ltd. Class A	145,100	1,545
*	Offcn Education Technology Co. Ltd. Class A	261,100	1,543
[1]	BAIC Motor Corp. Ltd. Class H	4,120,192	1,524
	GF Securities Co. Ltd. Class A	660,600	1,523
	China Power International Development Ltd.	7,812,691	1,504
*	Shanghai Electric Group Co. Ltd. Class H	5,289,316	1,503
*	Founder Securities Co. Ltd. Class A	1,051,600	1,464
	Walvax Biotechnology Co. Ltd. Class A	195,400	1,457
[1]	China Resources Pharmaceutical Group Ltd.	2,903,000	1,451
	Yonghui Superstores Co. Ltd. Class A	1,221,497	1,427
	China Eastern Airlines Corp. Ltd. Class H	3,559,145	1,418
	Seazen Holdings Co. Ltd.	290,897	1,415
	Everbright Securities Co. Ltd. Class A	524,095	1,413
*,^	HengTen Networks Group Ltd.	32,480,941	1,412
	Livzon Pharmaceutical Group Inc. Class H	315,865	1,400
	AVIC Shenyang Aircraft Co. Ltd. Class A	180,200	1,397
*	Topchoice Medical Corp. Class A	41,278	1,391
	Hithink RoyalFlush Information Network Co. Ltd. Class A	68,666	1,389
	Guotai Junan Securities Co. Ltd. Class A	500,800	1,380
	China Railway Construction Corp. Ltd. Class A	1,099,600	1,371
*	Maxscend Microelectronics Co. Ltd. Class A	21,100	1,369
	Yunnan Energy New Material Co. Ltd. Class A	91,310	1,366
[1]	China East Education Holdings Ltd.	706,000	1,361
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,310,331	1,351
[1]	Legend Holdings Corp. Class H	996,870	1,341
	Shaanxi Coal Industry Co. Ltd. Class A	1,022,600	1,339
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	82,697	1,330
	Weichai Power Co. Ltd. Class A	586,988	1,328
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	1,303
	China Shenhua Energy Co. Ltd. Class A	523,056	1,302
	AVIC Aircraft Co. Ltd. Class A	358,700	1,299
*,^,1	Shanghai Junshi Biosciences Co. Ltd. Class H	215,200	1,294
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	370,100	1,291
	Zhejiang Dahua Technology Co. Ltd. Class A	377,700	1,279
	Wuhan Guide Infrared Co. Ltd. Class A	249,920	1,267
	Bank of Nanjing Co. Ltd. Class A	1,098,100	1,256
	China National Nuclear Power Co. Ltd. Class A	1,886,600	1,250
	SDIC Power Holdings Co. Ltd. Class A	901,900	1,247
	Lens Technology Co. Ltd. Class A	244,900	1,227
	Shenzhen Expressway Co. Ltd. Class H	1,375,216	1,227
	China International Marine Containers Group Co. Ltd. Class H	896,986	1,219
	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,706	1,216
	Bank of Hangzhou Co. Ltd. Class A	623,335	1,209
	Zhejiang NHU Co. Ltd. Class A	276,200	1,199
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,865,614	1,171
	CSC Financial Co. Ltd. Class A	182,138	1,169
	Hengli Petrochemical Co. Ltd. Class A	404,000	1,167
*	Chongqing Changan Automobile Co. Ltd. Class B	1,696,851	1,164
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,163
	Gemdale Corp. Class A	578,200	1,155
[1]	Qingdao Port International Co. Ltd. Class H	2,015,000	1,145

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,165,300	1,141
	Shougang Fushan Resources Group Ltd.	4,784,385	1,120
	Beijing New Building Materials plc Class A	216,496	1,119
	Orient Securities Co. Ltd. Class A	693,092	1,115
	Guosen Securities Co. Ltd. Class A	557,831	1,115
[1]	Orient Securities Co. Ltd. Class H	1,691,600	1,115
	China Coal Energy Co. Ltd. Class H	4,559,638	1,114
	China Reinsurance Group Corp. Class H	11,590,576	1,109
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	996,100	1,103
	Jafron Biomedical Co. Ltd. Class A	92,784	1,101
	Health & Happiness H&H International Holdings Ltd.	275,376	1,097
	Metallurgical Corp. of China Ltd. Class H	6,782,562	1,096
	Sungrow Power Supply Co. Ltd. Class A	187,900	1,093
	Anhui Gujing Distillery Co. Ltd. Class A	34,288	1,078
*	Chongqing Changan Automobile Co. Ltd. Class A	435,500	1,078
	Huaxin Cement Co. Ltd. Class B	511,669	1,067
	Sinotrans Ltd. Class H	3,559,860	1,054
	Lepu Medical Technology Beijing Co. Ltd. Class A	228,200	1,052
	Foxconn Industrial Internet Co. Ltd. Class A	507,700	1,037
	Shengyi Technology Co. Ltd. Class A	288,700	1,034
	Shanghai Industrial Holdings Ltd.	772,587	1,032
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,036,600	1,017
*	ZTO Express Cayman Inc.	34,356	1,016
	Industrial Securities Co. Ltd. Class A	873,700	1,014
	Chaozhou Three-Circle Group Co. Ltd. Class A	217,500	1,010
	Chongqing Brewery Co. Ltd. Class A	63,100	1,008
	China Fortune Land Development Co. Ltd. Class A	478,047	1,007
	Sino-Ocean Group Holding Ltd.	5,227,754	1,000
	Poly Property Group Co. Ltd.	3,454,998	998
	China Railway Group Ltd. Class A	1,242,118	997
[1]	Sinopec Engineering Group Co. Ltd. Class H	2,562,381	996
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	119,799	993
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	417,398	992
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	982
	Tianshui Huatian Technology Co. Ltd. Class A	452,000	972
	China CITIC Bank Corp. Ltd. Class A	1,279,635	965
	Shanghai RAAS Blood Products Co. Ltd. Class A	751,200	959
	Huadong Medicine Co. Ltd. Class A	227,800	951
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	186,920	944
	Lomon Billions Group Co. Ltd. Class A	254,300	942
	Yanlord Land Group Ltd.	1,223,300	941
	Yealink Network Technology Corp. Ltd. Class A	102,868	928
[1]	China Railway Signal & Communication Corp. Ltd. Class H	2,800,068	923
	China Jushi Co. Ltd. Class A	441,779	922
	SG Micro Corp. Class A	22,300	907
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	906
*	SOHO China Ltd.	3,376,494	905
	Jiayuan International Group Ltd.	2,110,000	901
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	135,700	899
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	99,900	897
*,§	KWG Living Group Holdings Ltd	1,139,704	894
	Shenzhen Sunway Communication Co. Ltd. Class A	124,100	882
	CSG Holding Co. Ltd. Class B	2,906,252	879
	Sinolink Securities Co. Ltd. Class A	391,100	876
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	206,496	874
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,104,725	870
	NanJi E-Commerce Co. Ltd. Class A	314,099	864
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,187,196	863
	Humanwell Healthcare Group Co. Ltd. Class A	175,200	862
	China Greatwall Technology Group Co. Ltd. Class A	379,300	861
	Huizhou Desay Sv Automotive Co. Ltd. Class A	84,400	860
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	143,500	855
	Great Wall Motor Co. Ltd. Class A	240,080	853
	Shanghai International Port Group Co. Ltd. Class A	1,361,200	851

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Songcheng Performance Development Co. Ltd. Class A	342,320	850
	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	845
	Angel Yeast Co. Ltd. Class A	105,900	836
*	Kuang-Chi Technologies Co. Ltd. Class A	280,900	834
	Intco Medical Technology Co. Ltd. Class A	47,550	826
	Beijing Tiantan Biological Products Corp. Ltd. Class A	159,721	824
	Kingfa Sci & Tech Co. Ltd. Class A	358,300	819
	Jiangxi Zhengbang Technology Co. Ltd. Class A	319,981	819
	Huadian Power International Corp. Ltd. Class H	3,278,361	813
	Zhejiang Longsheng Group Co. Ltd. Class A	408,000	812
^	BBMG Corp. Class H	4,289,760	810
	SDIC Capital Co. Ltd. Class A	386,700	809
*	Zhejiang Century Huatong Group Co. Ltd. Class A	632,500	807
	Times Neighborhood Holdings Ltd.	793,307	807
	Sunwoda Electronic Co. Ltd. Class A	192,300	804
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,834,885	803
	Asymchem Laboratories Tianjin Co. Ltd. Class A	19,500	800
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	50,700	799
	Dawning Information Industry Co. Ltd. Class A	149,000	798
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	797
	Changjiang Securities Co. Ltd. Class A	706,986	797
	XCMG Construction Machinery Co. Ltd. Class A	992,300	796
	OFILM Group Co. Ltd. Class A	343,700	795
	Jinke Properties Group Co. Ltd. Class A	684,000	794
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	467,225	793
	Power Construction Corp. of China Ltd. Class A	1,375,200	790
	Angang Steel Co. Ltd. Class H	2,668,198	783
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	781
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	175,500	778
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	83,300	776
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	31,900	774
	Avic Capital Co. Ltd. Class A	1,176,800	770
	GD Power Development Co. Ltd. Class A	2,619,100	767
*	Shanghai Electric Group Co. Ltd. Class A	1,033,700	764
[1]	Red Star Macalline Group Corp. Ltd. Class H	1,258,488	759
	Beijing Shiji Information Technology Co. Ltd. Class A	136,753	756
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	174,100	756
	China Merchants Energy Shipping Co. Ltd. Class A	873,064	755
*	Shenzhen MTC Co. Ltd. Class A	836,246	754
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	771,989	753
	Centre Testing International Group Co. Ltd. Class A	186,500	752
	Hongfa Technology Co. Ltd. Class A	97,300	749
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	197,000	747
	Tianfeng Securities Co. Ltd. Class A	846,880	744
	AVIC Electromechanical Systems Co. Ltd. Class A	468,192	740
	Beijing Tongrentang Co. Ltd. Class A	183,599	739
	Winning Health Technology Group Co. Ltd. Class A	276,380	736
	Han's Laser Technology Industry Group Co. Ltd. Class A	121,900	734
	Zhejiang Chint Electrics Co. Ltd. Class A	166,993	732
	Fuyao Glass Industry Group Co. Ltd. Class A	130,000	729
	SooChow Securities Co. Ltd. Class A	496,620	727
	Shenzhen SC New Energy Technology Corp. Class A	48,600	726
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	476,100	719
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	72,000	718
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	718
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	717
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	529,938	712
	China Spacesat Co. Ltd. Class A	151,200	710
	YTO Express Group Co. Ltd. Class A	338,600	707
	China National Accord Medicines Corp. Ltd. Class B	246,585	702
	Youngor Group Co. Ltd. Class A	655,000	698
	COSCO SHIPPING Development Co. Ltd. Class H	6,273,407	698
	Greenland Holdings Corp. Ltd. Class A	751,371	696
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	696

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Beijing Enlight Media Co. Ltd. Class A	382,000	694
	Hang Zhou Great Star Industrial Co. Ltd. Class A	177,800	693
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	121,510	687
	Huaxin Cement Co. Ltd. Class A	187,800	681
	Zhengzhou Yutong Bus Co. Ltd. Class A	284,400	680
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,500	676
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	672
*	Aluminum Corp. of China Ltd. Class A	1,559,700	670
	China National Software & Service Co. Ltd. Class A	63,500	667
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	666
	Rongsheng Petro Chemical Co. Ltd. Class A	232,900	664
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	661
	Ovctek China Inc. Class A	64,600	659
	Wens Foodstuffs Group Co. Ltd.	231,080	656
*	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	655
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	653
	Liaoning Cheng Da Co. Ltd. Class A	193,200	652
	Dongxing Securities Co. Ltd. Class A	356,192	651
	Zhongjin Gold Corp. Ltd. Class A	461,800	645
	Ningbo Tuopu Group Co. Ltd. Class A	112,900	645
*	TongFu Microelectronics Co. Ltd. Class A	173,100	644
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	103,000	644
	China National Medicines Corp. Ltd. Class A	100,300	643
	Zhejiang Supor Co. Ltd. Class A	60,776	641
	Sichuan Swellfun Co. Ltd. Class A	64,700	641
	Weifu High-Technology Group Co. Ltd. Class B	347,462	640
	Jiangsu Zhongtian Technology Co. Ltd. Class A	387,300	639
	Perfect World Co. Ltd. Class A	151,800	637
	Wangfujing Group Co. Ltd. Class A	105,800	637
	Thunder Software Technology Co. Ltd. Class A	49,400	634
^,1	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	634
*	China CSSC Holdings Ltd. Class A	236,500	630
	Jiangxi Copper Co. Ltd. Class A	281,000	623
	Zhongji Innolight Co. Ltd. Class A	87,198	617
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	356,197	617
	Western Securities Co. Ltd. Class A	451,294	615
*	Wanda Film Holding Co. Ltd. Class A	266,400	613
	Maanshan Iron & Steel Co. Ltd. Class A	1,587,000	612
	China Gezhouba Group Co. Ltd. Class A	588,204	612
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	36,400	608
	Sinoma Science & Technology Co. Ltd. Class A	211,300	607
	Shanghai M&G Stationery Inc. Class A	50,300	604
	WUS Printed Circuit Kunshan Co. Ltd. Class A	218,700	603
*	Gotion High-tech Co. Ltd. Class A	152,600	603
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	602
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	599
	Oriental Pearl Group Co. Ltd. Class A	434,700	597
	Bank of Changsha Co. Ltd. Class A	440,300	593
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,400	593
	China Molybdenum Co. Ltd. Class A	995,191	589
	TBEA Co. Ltd. Class A	476,900	586
	Yantai Eddie Precision Machinery Co. Ltd. Class A	76,600	585
	Dongfang Electric Corp. Ltd. Class H	831,695	580
	Sealand Securities Co. Ltd. Class A	740,740	577
	Guoyuan Securities Co. Ltd. Class A	459,680	576
	AVICOPTER plc Class A	76,800	575
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	574
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	574
	Hangzhou First Applied Material Co. Ltd. Class A	50,500	573
	China Great Wall Securities Co. Ltd. Class A	309,000	573
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	266,977	573
	GRG Banking Equipment Co. Ltd. Class A	328,787	569
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	199,900	566
	Oppein Home Group Inc. Class A	30,762	566

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	122,100	563
	First Capital Securities Co. Ltd. Class A	377,600	561
	Aisino Corp. Class A	241,300	561
	Ningbo Joyson Electronic Corp. Class A	156,500	560
	China Zheshang Bank Co. Ltd. Class A	941,100	560
*	Tianqi Lithium Corp. Class A	188,460	559
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,721,658	559
	Beijing Kunlun Tech Co. Ltd. Class A	151,600	557
	Jason Furniture Hangzhou Co. Ltd. Class A	52,000	556
	Venustech Group Inc. Class A	120,000	555
	RiseSun Real Estate Development Co. Ltd. Class A	527,066	554
	Hunan Valin Steel Co. Ltd. Class A	728,000	553
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	425,300	551
	Yintai Gold Co. Ltd. Class A	366,940	551
	Unisplendour Corp. Ltd. Class A	166,737	549
	Autobio Diagnostics Co. Ltd. Class A	21,000	547
	DHC Software Co. Ltd. Class A	399,300	546
	NetEase Inc.	31,077	544
	Spring Airlines Co. Ltd. Class A	85,143	543
	Hengtong Optic-electric Co. Ltd. Class A	247,393	542
*	FAW Jiefang Group Co. Ltd. Class A	292,500	542
	Tianma Microelectronics Co. Ltd. Class A	253,100	541
	Shenzhen Goodix Technology Co. Ltd. Class A	20,966	539
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	537
	Sangfor Technologies Inc. Class A	18,900	537
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	397,500	537
	Yango Group Co. Ltd. Class A	522,797	537
	Xinhu Zhongbao Co. Ltd. Class A	1,117,100	536
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	535
	Datang International Power Generation Co. Ltd. Class H	4,228,668	535
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	132,100	535
	Shanghai Jahwa United Co. Ltd. Class A	86,600	535
*,§	Tianhe Chemicals Group Ltd.	3,538,329	534
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	90,870	533
	NavInfo Co. Ltd. Class A	250,196	532
*	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	531
*	Pacific Securities Co. Ltd. China Class A	938,519	529
	Shenzhen Energy Group Co. Ltd. Class A	651,220	528
	Fujian Sunner Development Co. Ltd. Class A	160,100	528
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	536,400	527
	Ningbo Zhoushan Port Co. Ltd. Class A	961,800	524
*,^	China Zhongwang Holdings Ltd.	2,564,676	524
	Metallurgical Corp. of China Ltd. Class A	1,348,900	523
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	518
	Tongkun Group Co. Ltd. Class A	228,500	518
	Dazhong Transportation Group Co. Ltd. Class B	1,641,948	516
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	516
	Guangshen Railway Co. Ltd. Class H	3,096,327	516
	Laobaixing Pharmacy Chain JSC Class A	48,160	515
	Jinyu Bio-Technology Co. Ltd. Class A	144,700	512
	Shanxi Securities Co. Ltd. Class A	455,390	512
	Tsingtao Brewery Co. Ltd. Class A	43,109	511
	Shenergy Co. Ltd. Class A	650,000	507
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	834,000	507
	Ningxia Baofeng Energy Group Co. Ltd. Class A	332,500	506
	Joyoung Co. Ltd. Class A	95,700	505
	Bank of Jiangsu Co. Ltd. Class A	559,300	502
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	500
	Hubei Energy Group Co. Ltd. Class A	842,208	499
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	124,197	498
	Guangzhou Baiyun International Airport Co. Ltd. Class A	264,946	498
*	Wonders Information Co. Ltd. Class A	152,105	496
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	495
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	493

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	China National Chemical Engineering Co. Ltd. Class A	621,300	492
	Shandong Sinocera Functional Material Co. Ltd. Class A	80,000	491
*	China Southern Airlines Co. Ltd. Class A	595,804	491
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	162,644	485
	Yunda Holding Co. Ltd. Class A	167,770	483
	Beijing Originwater Technology Co. Ltd. Class A	415,200	482
	China Enterprise Co. Ltd. Class A	818,650	480
	China Satellite Communications Co. Ltd. Class A	183,900	477
	BBMG Corp. Class A	1,057,400	476
	Shandong Chenming Paper Holdings Ltd. Class B	1,406,450	474
	Zhejiang Dingli Machinery Co. Ltd. Class A	34,500	470
	Yifan Pharmaceutical Co. Ltd. Class A	138,300	470
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	466
*	Yunnan Copper Co. Ltd. Class A	250,300	465
	Anhui Anke Biotechnology Group Co. Ltd. Class A	178,940	465
	China Avionics Systems Co. Ltd. Class A	192,800	464
	Xiamen C & D Inc. Class A	366,700	459
	Yifeng Pharmacy Chain Co. Ltd. Class A	29,986	457
	China Eastern Airlines Corp. Ltd. Class A	663,932	456
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	455
*	Fangda Carbon New Material Co. Ltd. Class A	483,516	454
	Northeast Securities Co. Ltd. Class A	324,100	452
	Southwest Securities Co. Ltd. Class A	586,400	443
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	441
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	634,920	440
	Hongta Securities Co. Ltd. Class A	169,100	439
*	Guanghui Energy Co. Ltd. Class A	1,015,600	438
	Dongfang Electric Corp. Ltd. Class A	275,384	437
	Guangzhou Automobile Group Co. Ltd. Class A	217,130	436
	360 Security Technology Inc. Class A	183,799	435
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	434
	Maccura Biotechnology Co. Ltd. Class A	55,900	432
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	431
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	431,071	428
*	Hesteel Co. Ltd. Class A	1,384,800	427
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	424
	Huaxi Securities Co. Ltd. Class A	243,600	423
	Juewei Food Co. Ltd. Class A	34,894	423
	Beijing Capital Co. Ltd. Class A	968,890	422
	Wuchan Zhongda Group Co. Ltd. Class A	631,100	417
	Guangdong Electric Power Development Co. Ltd. Class B	1,537,191	417
	China Film Co. Ltd. Class A	219,300	415
	STO Express Co. Ltd. Class A	196,699	415
	Sieyuan Electric Co. Ltd. Class A	129,600	415
	Leo Group Co. Ltd. Class A	873,400	414
	China Foods Ltd.	1,206,843	413
	Anhui Expressway Co. Ltd. Class H	857,659	412
	BGI Genomics Co. Ltd.	18,391	411
	Qingdao TGOOD Electric Co. Ltd. Class A	126,000	409
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	28,920	409
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	114,081	409
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	105,100	408
	Dian Diagnostics Group Co. Ltd. Class A	69,400	405
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	410,873	403
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	401
	Sichuan Expressway Co. Ltd. Class H	1,837,487	399
*	Hanergy Thin Film Power Group Ltd.	14,742,000	396
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	90,800	395
	China Baoan Group Co. Ltd. Class A	342,200	388
	Shanghai Construction Group Co. Ltd. Class A	851,600	387
	C&S Paper Co. Ltd. Class A	127,100	385
	Shandong Chenming Paper Holdings Ltd. Class H	964,811	384
	Tangshan Jidong Cement Co. Ltd. Class A	170,400	383
	COSCO SHIPPING Development Co. Ltd. Class A	1,224,040	383

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Huaan Securities Co. Ltd. Class A	320,200	382
*	Guangdong HEC Technology Holding Co. Ltd. Class A	448,453	382
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	162,900	381
	Guangdong South New Media Co. Ltd. Class A	29,300	380
	Central China Securities Co. Ltd. Class H	2,139,000	376
	Huagong Tech Co. Ltd. Class A	107,700	375
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	374
	Bright Dairy & Food Co. Ltd. Class A	160,300	372
	Offshore Oil Engineering Co. Ltd. Class A	576,900	365
	Ninestar Corp. Class A	83,625	365
	China TransInfo Technology Co. Ltd. Class A	109,600	364
	Newland Digital Technology Co. Ltd. Class A	153,199	363
	Inner Mongolia First Machinery Group Co. Ltd. Class A	223,118	362
	East Group Co. Ltd. Class A	240,300	361
	China South Publishing & Media Group Co. Ltd. Class A	230,100	361
	Huaibei Mining Holdings Co. Ltd. Class A	238,000	359
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	359
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	476,932	355
	Shennan Circuits Co. Ltd. Class A	21,938	355
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	354
	Shandong Linglong Tyre Co. Ltd. Class A	78,900	353
	Blue Sail Medical Co. Ltd. Class A	99,100	353
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	22,897	352
	Leyard Optoelectronic Co. Ltd. Class A	328,500	351
	Suofeiya Home Collection Co. Ltd. Class A	83,100	351
	Wangsu Science & Technology Co. Ltd. Class A	300,300	350
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	350
	China Aerospace Times Electronics Co. Ltd. Class A	353,400	350
*	Proya Cosmetics Co. Ltd. Class A	13,500	349
[1]	Shandong Gold Mining Co. Ltd. Class H	147,150	349
	Zhejiang Juhua Co. Ltd. Class A	346,949	346
	Shanghai Electric Power Co. Ltd. Class A	323,400	346
*	Ourpalm Co. Ltd. Class A	353,800	345
	Xiamen Meiya Pico Information Co. Ltd. Class A	101,500	345
	GEM Co. Ltd. Class A	477,498	344
	Shanghai Shimao Co. Ltd. Class A	394,194	341
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	85,400	340
*	Sinopec Oilfield Service Corp. Class H	5,450,643	338
*	Hytera Communications Corp. Ltd. Class A	316,800	338
*	Yunnan Aluminium Co. Ltd. Class A	408,900	336
	Zhejiang Yasha Decoration Co. Ltd. Class A	249,411	334
	Air China Ltd. Class A	328,626	334
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	324,300	333
	Chongqing Rural Commercial Bank Co. Ltd. Class A	496,000	331
	Livzon Pharmaceutical Group Inc. Class A	45,600	330
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	327
^,1	Everbright Securities Co. Ltd. Class H	401,600	327
	China Meheco Co. Ltd. Class A	144,800	326
	China Galaxy Securities Co. Ltd. Class A	184,700	325
	Huaneng Power International Inc. Class A	445,200	325
*	Guosheng Financial Holding Inc. Class A	244,600	324
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	218,100	320
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	385,500	318
	Huadian Power International Corp. Ltd. Class A	630,800	317
	Jiangsu Eastern Shenghong Co. Ltd. Class A	344,900	317
	Beijing Capital Development Co. Ltd. Class A	340,513	314
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	117,791	313
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	56,006	313
	Grandjoy Holdings Group Co. Ltd. Class A	456,788	312
*	Beijing Shougang Co. Ltd. Class A	567,100	311
	Toly Bread Co. Ltd. Class A	32,592	310
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	310
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	93,200	309
	Financial Street Holdings Co. Ltd. Class A	308,090	307

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	307
	Sinotrans Ltd. Class A	502,200	307
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	211,700	307
	Zhejiang Crystal-Optech Co. Ltd. Class A	159,996	305
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	346,950	305
*	Shenzhen Infogem Technologies Co. Ltd. Class A	90,400	305
	China Machinery Engineering Corp. Class H	1,583,516	305
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	305
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	304
	Oceanwide Holdings Co. Ltd. Class A	493,700	304
*	Doushen Beijing Education & Technology Inc. Class A	143,600	302
	Valiant Co. Ltd. Class A	115,600	302
	Luenmei Quantum Co. Ltd. Class A	152,800	302
	CNOOC Energy Technology & Services Ltd. Class A	872,200	301
	Xiamen Tungsten Co. Ltd. Class A	149,299	300
	Zheshang Securities Co. Ltd. Class A	134,600	300
	Changsha Jingjia Microelectronics Co. Ltd. Class A	32,888	298
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	298
*	Yunnan Tin Co. Ltd. Class A	221,500	297
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	297
	Weihai Guangwei Composites Co. Ltd. Class A	30,000	296
*	Shanying International Holding Co. Ltd. Class A	647,200	296
	Datang International Power Generation Co. Ltd. Class A	882,200	293
	Nanjing Hanrui Cobalt Co. Ltd. Class A	30,700	293
	Jiangxi Bank Co. Ltd. Class H	684,000	291
	Nanjing Securities Co. Ltd. Class A	152,300	285
	Angang Steel Co. Ltd. Class A	719,300	284
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	86,218	282
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	282
	Zhejiang Medicine Co. Ltd. Class A	131,900	282
	CECEP Solar Energy Co. Ltd. Class A	417,380	282
*	Guangdong Golden Dragon Development Inc. Class A	136,800	281
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	944,700	281
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	686,400	281
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	280
	Xuji Electric Co. Ltd. Class A	132,500	280
	Shandong Hi-speed Co. Ltd. Class A	308,600	279
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	277
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	275
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	274
	Jizhong Energy Resources Co. Ltd. Class A	516,603	274
*	Montnets Rongxin Technology Group Co. Ltd. Class A	117,700	273
	Wolong Electric Group Co. Ltd. Class A	149,200	273
	Chongqing Department Store Co. Ltd. Class A	50,200	270
	CECEP Wind-Power Corp. Class A	665,300	270
	NSFOCUS Technologies Group Co. Ltd. Class A	97,295	269
	Caitong Securities Co. Ltd. Class A	139,600	269
	China Communications Construction Co. Ltd. Class A	242,600	268
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	81,800	268
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	267
	China World Trade Center Co. Ltd. Class A	144,706	266
	Shandong Denghai Seeds Co. Ltd. Class A	104,100	266
	Dalian Port PDA Co. Ltd. Class A	941,800	266
	Holitech Technology Co. Ltd. Class A	399,600	265
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	351,500	264
	Zhejiang Huace Film & TV Co. Ltd. Class A	240,100	263
	Bank of Chengdu Co. Ltd. Class A	169,900	263
*	Shenghe Resources Holding Co. Ltd. Class A	265,800	262
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	261
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,291,800	259
[1]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	180,000	258
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	141,900	256
	Guangzhou Wondfo Biotech Co. Ltd. Class A	22,500	256
	Xiamen ITG Group Corp. Ltd. Class A	253,000	253

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Taiji Computer Corp. Ltd. Class A	62,998	253
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	281,400	252
	Shanghai Bailian Group Co. Ltd. Class B	271,016	252
	Hunan Gold Corp. Ltd. Class A	201,200	251
	Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	250
	Bluestar Adisseo Co. Class A	133,700	250
	ORG Technology Co. Ltd. Class A	296,500	250
	Shandong Humon Smelting Co. Ltd. Class A	119,200	248
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	248
	Shenzhen Aisidi Co. Ltd. Class A	204,100	247
	BTG Hotels Group Co. Ltd. Class A	94,597	245
	Central China Securities Co. Ltd. Class A	316,700	244
	Lianhe Chemical Technology Co. Ltd. Class A	68,310	242
	Tian Di Science & Technology Co. Ltd. Class A	529,200	240
	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	239
	Sichuan Languang Development Co. Ltd. Class A	324,100	239
	Jinduicheng Molybdenum Co. Ltd. Class A	281,500	239
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	600,838	238
	Shaanxi International Trust Co. Ltd. Class A	446,000	236
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	236
	Yang Quan Coal Industry Group Co. Ltd. Class A	333,300	235
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	235
	Cinda Real Estate Co. Ltd. Class A	377,000	235
	Shenzhen Huaqiang Industry Co. Ltd. Class A	112,800	234
	Beijing North Star Co. Ltd. Class H	1,163,223	233
	Weifu High-Technology Group Co. Ltd. Class A	60,600	233
	Westone Information Industry Inc. Class A	83,898	232
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	296,900	232
*	Suzhou Anjie Technology Co. Ltd. Class A	77,100	229
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	229
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	125,700	228
	Zhejiang Hailiang Co. Ltd. Class A	193,600	227
	China Oilfield Services Ltd. Class A	139,089	226
[1]	Ganfeng Lithium Co. Ltd. Class H	38,600	225
	Hangzhou Shunwang Technology Co. Ltd. Class A	90,500	224
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	469,600	223
	China Coal Energy Co. Ltd. Class A	378,138	222
	Wanxiang Qianchao Co. Ltd. Class A	252,533	221
	Beijing SL Pharmaceutical Co. Ltd. Class A	131,950	220
	LianChuang Electronic Technology Co. Ltd. Class A	142,610	215
	Shenzhen Gas Corp. Ltd. Class A	195,200	215
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	339,500	215
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	189,100	214
	Shanghai Tunnel Engineering Co. Ltd. Class A	255,444	213
*	Beijing Ultrapower Software Co. Ltd. Class A	254,000	213
	Hoshine Silicon Industry Co. Ltd. Class A	47,200	212
*	GCL System Integration Technology Co. Ltd. Class A	410,800	212
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	74,800	211
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	191,600	210
*	Beijing Jetsen Technology Co. Ltd. Class A	272,800	210
	Chengdu Xingrong Environment Co. Ltd. Class A	281,600	210
	Zhongshan Public Utilities Group Co. Ltd. Class A	165,400	208
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	69,600	207
	Chongqing Water Group Co. Ltd. Class A	263,600	206
	Shanghai Huayi Group Co. Ltd. Class B	421,647	205
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	202
	Eternal Asia Supply Chain Management Ltd. Class A	276,300	201
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	57,400	201
	Huapont Life Sciences Co. Ltd. Class A	257,600	200
	Shenzhen Airport Co. Ltd. Class A	167,100	200
*	CITIC Guoan Information Industry Co. Ltd. Class A	517,200	199
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	105,000	198
	ENN Ecological Holdings Co. Ltd. Class A	102,800	197
*	Shandong Xinchao Energy Corp. Ltd. Class A	844,100	197

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Better Life Commercial Chain Share Co. Ltd. Class A	116,500	197
*	Bengang Steel Plates Co. Ltd. Class B	1,083,533	196
*	Polaris Bay Group Co. Ltd. Class A	110,500	194
	Shanghai AJ Group Co. Ltd. Class A	161,633	194
*	GDS Holdings Ltd. Class A	18,463	193
	Lakala Payment Co. Ltd. Class A	37,800	193
	Suning Universal Co. Ltd. Class A	420,023	192
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	44,600	192
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	175,000	192
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	30,100	191
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	190
	Greattown Holdings Ltd. Class A	241,500	190
	Digital China Information Service Co. Ltd. Class A	72,800	190
	Shenzhen Jinjia Group Co. Ltd. Class A	140,500	189
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	188
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	108,472	187
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	97,700	184
	Zhejiang Runtu Co. Ltd. Class A	137,405	184
	China International Marine Containers Group Co. Ltd. Class A	103,560	184
*	Tahoe Group Co. Ltd. Class A	325,500	183
	Fujian Longking Co. Ltd. Class A	119,900	181
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	181
	Beijing Sinnet Technology Co. Ltd. Class A	63,100	180
§	Sinoma International Engineering Co. Class A	162,300	180
	Yotrio Group Co. Ltd. Class A	288,300	179
	All Winner Technology Co. Ltd. Class A	35,700	178
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	178
	Hangzhou Century Co. Ltd. Class A	116,700	178
	Sinochem International Corp. Class A	227,100	178
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	178
	Youzu Interactive Co. Ltd. Class A	75,400	177
	Zhejiang Semir Garment Co. Ltd. Class A	141,200	176
*	Huazhu Group Ltd.	4,112	174
	Genimous Technology Co. Ltd. Class A	195,700	172
*	Realcan Pharmaceutical Group Co. Ltd. Class A	205,600	171
	Shanghai Environment Group Co. Ltd. Class A	102,800	171
	Guangshen Railway Co. Ltd. Class A	505,300	171
*	Gosuncn Technology Group Co. Ltd. Class A	235,400	170
	Guangdong Marubi Biotechnology Co. Ltd. Class A	18,300	170
*	Global Top E-Commerce Co. Ltd. Class A	198,700	169
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	72,644	168
	Nanjing Iron & Steel Co. Ltd. Class A	375,700	167
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	167
	Bank of Xi'an Co. Ltd. Class A	216,900	167
	Rongan Property Co. Ltd. Class A	427,200	166
	TangShan Port Group Co. Ltd. Class A	462,800	166
	Bank of Zhengzhou Co. Ltd. Class A	300,410	164
	ADAMA Ltd. Class A	134,900	163
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	161
	Visual China Group Co. Ltd. Class A	72,500	160
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	396,470	160
*	Alpha Group Class A	166,500	160
	Qingdao Port International Co. Ltd. Class A	187,600	160
	Luxi Chemical Group Co. Ltd. Class A	106,000	159
	Deppon Logistics Co. Ltd. Class A	73,700	157
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	114,881	156
*	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	184,690	154
	Sichuan Road & Bridge Co. Ltd. Class A	228,970	153
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	30,900	153
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	199,900	153
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	259,000	152
	Do-Fluoride Chemicals Co. Ltd. Class A	68,800	152
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,400	151
	Red Star Macalline Group Corp. Ltd. Class A	107,580	150

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	CMST Development Co. Ltd. Class A	220,800	147
	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	147
	Harbin Boshi Automation Co. Ltd. Class A	80,300	146
*	Sinopec Oilfield Service Corp. Class A	543,200	143
*	Zhefu Holding Group Co. Ltd. Class A	189,600	140
	Henan Pinggao Electric Co. Ltd. Class A	137,000	137
	Yanzhou Coal Mining Co. Ltd. Class A	100,900	136
	Xiamen Intretech Inc. Class A	15,400	135
	Avic Heavy Machinery Co. Ltd. Class A	62,700	135
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	20,100	134
	Jiangling Motors Corp. Ltd. Class B	163,283	134
	Beijing North Star Co. Ltd. Class A	368,200	132
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	253,384	132
	Shandong Publishing & Media Co. Ltd. Class A	145,100	132
	AECC Aero-Engine Control Co. Ltd. Class A	47,900	128
	Bank of Qingdao Co. Ltd. Class A	167,600	127
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	132,400	127
*	Easysight Supply Chain Management Co. Ltd. Class A	87,600	124
	Shanghai Industrial Development Co. Ltd. Class A	163,600	124
	Xinfengming Group Co. Ltd. Class A	81,300	124
	Skyworth Digital Co. Ltd. Class A	92,200	120
	CGN Power Co. Ltd. Class A	294,300	120
	KingClean Electric Co. Ltd. Class A	22,010	119
	China Merchants Port Group Co. Ltd. Class A	52,000	117
*	Zhejiang Yongtai Technology Co. Ltd. Class A	86,315	116
	Anhui Xinhua Media Co. Ltd. Class A	149,100	114
	Lao Feng Xiang Co. Ltd. Class A	16,573	114
	Opple Lighting Co. Ltd. Class A	25,300	113
	Shenzhen Tellus Holding Co. Ltd. Class A	38,600	109
	Jiuzhitang Co. Ltd. Class A	85,900	107
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	32,100	106
*	HyUnion Holding Co. Ltd. Class A	107,400	106
	Jiangsu Expressway Co. Ltd. Class A	76,000	104
	China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	104
	Loncin Motor Co. Ltd. Class A	182,400	104
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	92,600	102
*	Sou Yu Te Group Co. Ltd. Class A	294,500	100
*	Tibet Summit Resources Co. Ltd. Class A	81,300	97
	Liuzhou Iron & Steel Co. Ltd. Class A	140,100	97
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	165,500	96
	Fujian Funeng Co. Ltd. Class A	84,300	96
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	90,900	96
	Jiajiayue Group Co. Ltd. Class A	22,300	95
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	78,640	95
	Qingdao Rural Commercial Bank Corp. Class A	130,800	92
	Rainbow Digital Commercial Co. Ltd. Class A	72,200	89
*,1	Shimao Services Holdings Ltd.	41,321	88
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	86
*	Nanyang Topsec Technologies Group Inc. Class A	27,200	86
	An Hui Wenergy Co. Ltd. Class A	137,145	82
	China High Speed Railway Technology Co. Ltd. Class A	204,600	82
	China CYTS Tours Holding Co. Ltd. Class A	54,482	80
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	87,800	76
	JL Mag Rare-Earth Co. Ltd. Class A	13,000	75
	By-health Co. Ltd. Class A	18,900	73
	Camel Group Co. Ltd. Class A	58,370	72
	Jointo Energy Investment Co. Ltd. Hebei Class A	85,061	70
	China West Construction Group Co. Ltd. Class A	50,600	69
^	Maanshan Iron & Steel Co. Ltd. Class H	296,000	68
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	65,100	65
	Juneyao Airlines Co. Ltd. Class A	32,566	52
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	19,400	47
	Beijing E-Hualu Information Technology Co. Ltd. Class A	9,500	45
	Henan Zhongyuan Expressway Co. Ltd. Class A	84,600	43

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Shanghai Industrial Urban Development Group Ltd.	154,517	14
*,^,§	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
			5,044,377
Colombia (0.1%)
	Bancolombia SA ADR	196,387	5,006
	Interconexion Electrica SA ESP	790,134	4,259
	Grupo Energia Bogota SA ESP	4,821,372	2,990
	Bancolombia SA	439,854	2,784
	Ecopetrol SA	5,845,448	2,705
	Grupo de Inversiones Suramericana SA	450,450	2,339
	Grupo Aval Acciones y Valores Preference Shares	6,916,965	1,591
	Grupo Argos SA	543,762	1,492
	Corp Financiera Colombiana SA	206,106	1,385
	Ecopetrol SA ADR	149,065	1,379
	Cementos Argos SA	850,604	1,001
	Grupo de Inversiones Suramericana SA Preference Shares	153,364	662
	Grupo Aval Acciones y Valores SA ADR	21,896	99
	Bancolombia SA Preference Shares	11,063	70
	Cementos Argos SA Preference Shares	296	—
			27,762
Czech Republic (0.0%)
	Cez As	284,579	5,386
*	Komercni banka as	134,522	2,732
[1]	Moneta Money Bank AS	901,153	2,046
	O2 Czech Republic AS	84,048	789
			10,953
Denmark (1.5%)
	Novo Nordisk A/S Class B	2,871,393	183,096
	Vestas Wind Systems A/S	350,231	60,087
	DSV Panalpina A/S	351,752	57,069
[1]	Orsted A/S	338,037	53,649
*	Genmab A/S	105,511	35,243
	Coloplast A/S Class B	237,222	34,692
	Carlsberg AS Class B	173,847	22,013
	Novozymes A/S	365,943	22,008
	Chr Hansen Holding A/S	184,026	18,570
	AP Moller - Maersk A/S Class B	10,734	17,203
	GN Store Nord A/S	231,461	16,664
*	Danske Bank A/S	1,178,501	15,707
	Pandora A/S	162,596	12,899
	AP Moller - Maersk A/S Class A	7,164	10,593
	Ambu A/S Class B	300,316	9,109
	Tryg A/S	215,325	5,976
*	Demant A/S	183,892	5,806
	ROCKWOOL International A/S Class B	11,489	4,497
*	Iss A/S	328,990	4,271
	H Lundbeck A/S	107,906	3,042
			592,194
Egypt (0.0%)
	Commercial International Bank Egypt SAE	2,407,305	9,410
	Egypt Kuwait Holding Co. SAE	1,397,898	1,448
	Eastern Co. SAE	1,778,143	1,347
	ElSewedy Electric Co.	1,436,275	672
	Talaat Moustafa Group	1,625,116	628
	Telecom Egypt Co.	582,348	437
			13,942
Finland (0.8%)
	Kone Oyj Class B	703,487	56,007
*	Nordea Bank Abp (XSTO)	5,225,418	39,218
	Neste Oyj	746,461	38,931
	Sampo Oyj Class A	906,090	34,193
*	Nokia Oyj	10,010,223	33,747

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	UPM-Kymmene Oyj	961,176	27,162
	Stora Enso Oyj	1,024,101	14,945
	Fortum Oyj	773,277	14,535
	Elisa Oyj	257,084	12,641
	Kesko Oyj Class B	481,095	12,345
	Huhtamaki Oyj	167,215	8,168
	Orion Oyj Class B	183,886	7,870
	Metso Outotec Oyj	1,080,302	7,616
	Nokian Renkaat Oyj	245,362	7,540
*	Kojamo Oyj	347,855	7,170
	Wartsila Oyj Abp	880,357	6,996
*	Nordea Bank Abp (XHEL)	551,088	4,151
	Neles Oyj	190,182	2,547
			335,782
France (6.1%)
	LVMH Moet Hennessy Louis Vuitton SE	442,101	207,236
	Sanofi	1,934,093	174,637
	Total SE	4,297,145	130,190
	Schneider Electric SE	939,654	114,175
	Kering SA	131,706	79,592
*	Airbus SE	985,727	72,122
*	BNP Paribas SA	1,926,036	67,171
	Vinci SA	825,214	65,180
	L'Oreal SA Loyalty Shares	199,212	64,383
*	EssilorLuxottica SA	521,325	64,363
*	Safran SA	571,904	60,325
	Pernod Ricard SA	369,527	59,532
	Danone SA	1,063,756	59,002
	Air Liquide SA Loyalty Shares	387,422	56,656
	Axa SA	3,410,146	54,765
	Hermes International	54,632	50,868
	L'Oreal SA	135,153	43,680
	Vivendi SA	1,425,154	41,135
	Dassault Systemes SE	233,618	39,835
	Air Liquide SA	264,952	38,746
	Orange SA	3,380,759	37,965
	Legrand SA	478,762	35,438
	STMicroelectronics NV	1,132,737	34,554
*	Cie de Saint-Gobain	866,717	33,762
	Cie Generale des Etablissements Michelin SCA	307,376	33,197
	Capgemini SE	281,770	32,536
	Teleperformance	104,255	31,296
	L'Oreal Loyalty Shares 2021	91,136	29,454
	Air Liquide SA Loyalty Shares 2021	173,187	25,327
	Edenred	434,449	20,252
*,1	Worldline SA	257,636	19,082
*	Societe Generale SA	1,365,281	18,551
*	Peugeot SA	975,365	17,522
*	Eurofins Scientific SE	21,469	17,096
	Veolia Environnement SA	905,229	16,849
*	Engie SA	1,363,913	16,496
*	Credit Agricole SA	2,059,136	16,289
	Sartorius Stedim Biotech	42,819	16,244
*,^	Ingenico Group SA	112,104	16,118
	Carrefour SA	1,025,379	15,936
*	Alstom SA	330,261	14,756
*	Ubisoft Entertainment SA	165,352	14,606
	Publicis Groupe SA	386,407	13,425
	Valeo SA	424,316	12,836
	Bouygues SA	381,326	12,505
	Suez SA	664,442	12,164
*	Engie SA (XPAR)	975,533	11,799
	Thales SA	179,726	11,711
	Arkema SA	119,306	11,685

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Atos SE	168,637	11,521
	Gecina SA	92,588	11,494
[1]	Euronext NV	109,578	11,410
	BioMerieux	76,394	11,375
*	Bureau Veritas SA	491,700	10,782
*	Getlink SE	801,402	10,779
*	Eiffage SA	135,112	9,806
*	Orpea	87,832	8,773
*	Accor SA	334,565	8,527
*	Renault SA	328,330	8,131
*	Engie SA Loyalty Shares 2021	619,484	7,492
	Remy Cointreau SA	43,396	7,327
*	Scor Se	282,006	6,849
*,1	Amundi SA	101,661	6,668
	Bollore SA	1,768,580	6,340
[1]	La Francaise des Jeux SAEM	157,370	5,903
*	Rexel SA	540,863	5,695
	Ipsen SA	61,734	5,623
	Rubis SCA	163,108	5,363
	Electricite de France SA	460,460	5,345
*	Faurecia SE	140,664	5,335
	Iliad SA	27,438	5,305
	Covivio	88,845	5,291
	Aeroports de Paris	50,549	4,947
	TechnipFMC plc	818,217	4,512
^	Klepierre SA	339,383	4,300
	Wendel SE	49,283	4,265
	Sodexo SA ACT Loyalty Shares	62,503	4,015
	SEB SA Loyalty Shares	23,594	3,834
*	Eurazeo SE	78,467	3,569
*	Natixis SA	1,490,985	3,473
*	Dassault Aviation SA	4,143	3,466
*	Electricite de France SA Loyalty Shares 2021	279,349	3,242
*	CNP Assurances	264,920	2,988
	Sodexo SA	46,441	2,983
	Icade	57,992	2,933
	SEB SA (XPAR)	15,730	2,556
*	Sodexo SA	38,129	2,449
	Cie Plastic Omnium SA	97,055	2,209
*	JCDecaux SA	134,042	2,069
	Electricite de France SA Loyalty Shares	176,578	2,050
*,^	Casino Guichard Perrachon SA	89,661	2,020
	Imerys SA	64,754	1,936
[1]	Ald SA	143,427	1,545
	SEB SA Loyalty Shares 2021	9,289	1,510
	Sodexo Loyalty Shares 2020	8,591	552
			2,391,601
Germany (5.5%)
	SAP SE	1,993,984	212,729
	Siemens AG	1,362,830	159,883
	Allianz SE	733,318	129,178
*	adidas AG	341,189	101,370
	BASF SE	1,623,937	88,925
	Deutsche Telekom AG	5,720,083	86,939
	Bayer AG	1,747,411	82,112
	Deutsche Post AG	1,743,556	77,306
	Daimler AG	1,431,608	73,998
	Infineon Technologies AG	2,330,510	64,885
	Vonovia SE	1,006,587	64,285
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	246,782	57,841
	Deutsche Boerse AG	326,193	48,066
	Volkswagen AG Preference Shares	326,571	47,570
	Rwe AG	1,130,473	41,837
	E.On SE	3,872,721	40,332

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Bayerische Motoren Werke AG	570,623	38,996
	Merck KGaA	231,524	34,296
*	Deutsche Bank AG	3,639,754	33,636
	Deutsche Wohnen SE	630,723	31,835
	Henkel AG & Co. KGaA Preference Shares	313,530	30,510
*,1	Delivery Hero SE	254,258	29,188
	Symrise AG Class A	225,930	27,860
	Fresenius Medical Care AG & Co. KGaA	364,646	27,845
*,1	Zalando SE	287,360	26,760
	Fresenius SE & Co. KGaA	720,566	26,728
	Sartorius AG Preference Shares	61,253	25,927
	Continental AG	190,216	20,211
*	Qiagen NV	395,804	18,795
	Beiersdorf AG	175,523	18,379
	Brenntag AG	277,481	17,736
	LEG Immobilien AG	124,311	16,801
	MTU Aero Engines AG	94,780	16,200
	Henkel AG & Co. KGaA	177,419	16,040
[1]	Covestro AG	320,038	15,274
	HeidelbergCement AG	266,950	15,268
	Hannover Rueck SE	104,719	15,218
[1]	Scout24 AG	188,550	15,212
*	Siemens Energy AG	681,797	14,928
	Porsche Automobil Holding SE Preference Shares	273,253	14,639
*	Puma SE	161,181	14,110
	Knorr-Bremse AG	118,025	13,671
*	HelloFresh SE	241,920	12,928
*,1	TeamViewer AG	255,960	11,282
[1]	Siemens Healthineers AG	246,265	10,572
	KION Group AG	125,527	9,781
	GEA Group AG	292,470	9,740
*	Aroundtown SA	1,949,419	9,351
*	Commerzbank AG	1,863,413	8,820
	Volkswagen AG	55,627	8,654
	Carl Zeiss Meditec AG	65,516	8,465
	Bechtle AG	48,788	8,378
	Evonik Industries AG	341,413	8,220
	Lanxess AG	149,402	7,577
	Nemetschek SE	97,407	7,053
	United Internet AG	182,720	6,408
	Fuchs Petrolub SE Preference Shares	123,703	6,367
	Uniper SE	195,331	5,834
	Rheinmetall AG	76,908	5,621
	Bayerische Motoren Werke AG Preference Shares	100,977	5,221
*	CTS Eventim AG & Co. KGaA	105,169	4,662
*,^	Deutsche Lufthansa AG	529,687	4,532
	Rational AG	5,967	4,476
*,^	thyssenkrupp AG	818,260	3,906
*	Hella GmbH & Co. KGaA	76,865	3,356
*	Fielmann AG	43,676	3,308
*,^	Varta AG	25,775	3,240
	Telefonica Deutschland Holding AG	1,231,974	3,107
*	ProSiebenSat.1 Media SE	276,596	3,087
*	OSRAM Licht AG	51,031	2,995
	Metro AG	289,628	2,836
	Hochtief AG	35,301	2,597
	Wacker Chemie AG	26,783	2,584
*	RTL Group SA	67,814	2,577
	Fuchs Petrolub SE	60,417	2,316
*,^	Fraport AG Frankfurt Airport Services Worldwide	60,679	2,195
*,1	DWS Group GmbH & Co. KGaA	62,916	2,132
	Talanx AG	68,590	2,022
	Suedzucker AG	135,890	1,956
	1&1 Drillisch AG	81,633	1,719

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
^	Grenke AG	43,915	1,715
	Traton SE	83,353	1,619
	TUI AG (XETR)	232,404	912
			2,167,440
Greece (0.0%)
	Hellenic Telecommunications Organization SA	409,867	5,436
	Opap SA	349,914	2,831
	Jumbo SA	186,204	2,610
	Mytilineos SA	180,043	1,975
*	Eurobank Ergasias Services and Holdings SA	4,548,168	1,521
*	Alpha Bank AE	2,529,879	1,287
*	National Bank of Greece SA	1,001,095	1,054
	Motor Oil Hellas Corinth Refineries SA	98,984	926
	Hellenic Petroleum SA	117,702	577
*,§	FF Group	60,219	337
			18,554
Hong Kong (2.3%)
	AIA Group Ltd.	21,536,252	204,964
	Hong Kong Exchanges & Clearing Ltd.	2,268,771	108,717
	Sun Hung Kai Properties Ltd.	2,558,033	32,927
	Techtronic Industries Co. Ltd.	2,239,388	30,163
	CK Hutchison Holdings Ltd.	4,809,410	29,049
	Link REIT	3,700,460	28,241
	CLP Holdings Ltd.	2,954,363	27,223
	Hong Kong & China Gas Co. Ltd.	18,654,319	26,914
	Galaxy Entertainment Group Ltd.	3,824,309	25,273
	CK Asset Holdings Ltd.	4,839,074	22,470
	Hang Seng Bank Ltd.	1,304,766	20,101
	BOC Hong Kong Holdings Ltd.	6,462,196	17,949
	Jardine Matheson Holdings Ltd.	376,892	16,706
	Sands China Ltd.	4,282,608	15,030
	MTR Corp. Ltd.	2,574,342	12,757
	Power Assets Holdings Ltd.	2,453,016	12,632
*	New World Development Co. Ltd.	2,560,460	12,225
[1]	WH Group Ltd.	15,026,923	11,836
	Wharf Real Estate Investment Co. Ltd.	2,971,585	11,437
	Hang Lung Properties Ltd.	3,613,742	8,798
	Lenovo Group Ltd.	13,384,802	8,404
	Henderson Land Development Co. Ltd.	2,315,634	8,179
	Xinyi Glass Holdings Ltd.	3,616,685	7,942
[1]	Budweiser Brewing Co. APAC Ltd.	2,691,100	7,936
	Hongkong Land Holdings Ltd.	2,083,691	7,650
*,1	ESR Cayman Ltd.	2,408,038	7,273
	Jardine Strategic Holdings Ltd.	325,747	7,053
^	Sino Land Co. Ltd.	5,874,374	6,962
	Want Want China Holdings Ltd.	9,759,382	6,463
	AAC Technologies Holdings Inc.	1,212,449	6,373
	Tingyi Cayman Islands Holding Corp.	3,336,119	6,105
	Vitasoy International Holdings Ltd.	1,424,000	5,760
	Wharf Holdings Ltd.	2,723,865	5,639
	ASM Pacific Technology Ltd.	535,494	5,400
	CK Infrastructure Holdings Ltd.	1,117,818	5,273
	Swire Properties Ltd.	1,912,868	5,133
	Minth Group Ltd.	1,239,490	5,129
	PCCW Ltd.	7,470,207	4,494
	Sun Art Retail Group Ltd.	3,926,960	4,255
	Swire Pacific Ltd. Class A	897,513	4,093
	Bank of East Asia Ltd.	2,267,915	4,091
*	Prada SpA	916,658	3,628
*	Wynn Macau Ltd.	2,625,884	3,628
	Hysan Development Co. Ltd.	1,106,530	3,528
	Hang Lung Group Ltd.	1,577,967	3,503
	SJM Holdings Ltd.	3,320,280	3,447
	SITC International Holdings Co. Ltd.	2,107,000	3,255

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Man Wah Holdings Ltd.	2,284,800	3,189
	Chow Tai Fook Jewellery Group Ltd.	2,409,992	3,080
	Microport Scientific Corp.	800,000	2,827
	NagaCorp Ltd.	2,690,000	2,782
*,1	JS Global Lifestyle Co. Ltd.	1,493,500	2,686
	Kerry Properties Ltd.	1,073,665	2,634
*,1	Samsonite International SA	2,289,058	2,335
	Melco International Development Ltd.	1,423,504	2,311
[1]	BOC Aviation Ltd.	371,000	2,297
	NWS Holdings Ltd.	2,585,043	2,269
	Kerry Logistics Network Ltd.	1,037,924	2,168
	Yue Yuen Industrial Holdings Ltd.	1,267,728	2,065
	Dairy Farm International Holdings Ltd.	542,500	2,043
	VTech Holdings Ltd.	290,690	1,929
	Lee & Man Paper Manufacturing Ltd.	2,532,743	1,919
	United Energy Group Ltd.	13,368,000	1,815
	Uni-President China Holdings Ltd.	2,042,788	1,769
^	MGM China Holdings Ltd.	1,321,964	1,745
	Champion REIT	3,539,027	1,715
*	Shangri-La Asia Ltd.	1,949,232	1,534
	L'Occitane International SA	808,275	1,480
	Swire Pacific Ltd. Class B	1,785,000	1,454
^	Huabao International Holdings Ltd.	1,571,000	1,425
	Johnson Electric Holdings Ltd.	645,622	1,336
	First Pacific Co. Ltd.	4,298,253	1,335
	Nexteer Automotive Group Ltd.	1,506,000	1,258
*	Cathay Pacific Airways Ltd.	1,813,735	1,232
	Cafe de Coral Holdings Ltd.	591,108	1,222
	Haitong International Securities Group Ltd.	4,532,736	1,033
	Shun Tak Holdings Ltd.	3,401,006	998
*,^	MMG Ltd.	4,008,000	951
	Shui On Land Ltd.	6,440,885	849
	Towngas China Co. Ltd.	1,831,806	832
	Vinda International Holdings Ltd.	305,000	809
*,^,1	FIT Hon Teng Ltd.	1,730,000	679
*	Lifestyle International Holdings Ltd.	843,563	663
*,^	China Travel International Investment Hong Kong Ltd.	4,667,542	597
	Guotai Junan International Holdings Ltd.	4,511,228	578
	Dah Sing Banking Group Ltd.	647,244	557
	Dah Sing Financial Holdings Ltd.	221,784	552
*,^	FIH Mobile Ltd.	4,940,762	543
*	Macau Legend Development Ltd.	2,657,006	360
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,113,886	317
*,^	SA Sa International Holdings Ltd.	1,903,621	273
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	84
*,§	Legend Holdings Corp. Rights	50,782	—
*	Jiayuan International Group Ltd. Rights	25,731	—
			892,537
Hungary (0.1%)
*	OTP Bank Nyrt	411,051	12,822
	Richter Gedeon Nyrt	246,257	5,028
*	MOL Hungarian Oil & Gas plc	782,181	3,798
	Magyar Telekom Telecommunications plc	698,320	770
			22,418
India (2.8%)
	Housing Development Finance Corp. Ltd.	3,117,743	80,884
	Reliance Industries Ltd.	2,729,577	75,677
[1]	Reliance Industries Ltd. GDR	1,368,639	75,383
	Infosys Ltd. ADR	4,515,161	64,431
	Tata Consultancy Services Ltd.	1,646,845	59,353
	Hindustan Unilever Ltd.	1,595,655	44,615
	Infosys Ltd.	1,961,294	28,100
*	Axis Bank Ltd.	4,074,056	27,005

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	HCL Technologies Ltd.	1,948,759	22,172
	Maruti Suzuki India Ltd.	216,974	20,379
	Bharti Airtel Ltd.	3,395,590	19,854
	Asian Paints Ltd.	551,847	16,460
	Bajaj Finance Ltd.	347,671	15,509
*	ICICI Bank Ltd.	2,667,959	14,034
	UltraTech Cement Ltd.	207,978	12,826
	Sun Pharmaceutical Industries Ltd.	1,960,324	12,311
	ITC Ltd.	5,293,549	11,830
	Nestle India Ltd.	44,028	10,190
	Tech Mahindra Ltd.	859,365	9,463
	Mahindra & Mahindra Ltd.	1,163,245	9,312
*,1	HDFC Life Insurance Co. Ltd.	1,162,985	9,251
	Titan Co. Ltd.	556,861	8,765
	Larsen & Toubro Ltd.	688,152	8,622
	Bharat Petroleum Corp. Ltd.	1,795,106	8,582
*	Adani Green Energy Ltd.	730,515	8,438
*,1	Avenue Supermarts Ltd.	268,356	8,113
	Power Grid Corp. of India Ltd.	3,310,719	7,640
	Wipro Ltd. ADR	1,570,987	7,604
	JSW Steel Ltd.	1,818,897	7,596
*	State Bank of India GDR	277,047	7,034
	Divi's Laboratories Ltd.	164,522	6,972
	Hero MotoCorp Ltd.	181,488	6,847
	Eicher Motors Ltd.	238,490	6,712
	Cipla Ltd.	655,478	6,670
*,1	SBI Life Insurance Co. Ltd.	638,429	6,623
	Dabur India Ltd.	958,317	6,613
	Adani Ports & Special Economic Zone Ltd.	1,360,042	6,597
	Grasim Industries Ltd.	591,477	6,210
	Bajaj Auto Ltd.	155,536	6,059
	Info Edge India Ltd.	125,185	5,992
*,1	ICICI Lombard General Insurance Co. Ltd.	359,015	5,984
*,1	Bandhan Bank Ltd.	1,531,114	5,954
	UPL Ltd.	964,589	5,893
	Godrej Consumer Products Ltd.	652,123	5,860
	NTPC Ltd.	4,803,184	5,675
	Dr Reddy's Laboratories Ltd.	83,708	5,514
	Britannia Industries Ltd.	115,567	5,412
	Bajaj Finserv Ltd.	68,474	5,146
	Aurobindo Pharma Ltd.	472,206	4,921
	Lupin Ltd.	398,905	4,892
	Shree Cement Ltd.	16,525	4,837
	Oil & Natural Gas Corp. Ltd.	5,496,398	4,812
	Pidilite Industries Ltd.	222,067	4,703
	Dr Reddy's Laboratories Ltd. ADR	71,982	4,665
	Tata Consumer Products Ltd.	697,714	4,636
	Jubilant Foodworks Ltd.	149,530	4,385
	Ambuja Cements Ltd.	1,247,840	4,369
	Havells India Ltd.	443,189	4,350
	Indian Oil Corp. Ltd.	3,852,395	4,135
	Coal India Ltd.	2,672,810	4,114
	Marico Ltd.	818,688	3,942
	Hindalco Industries Ltd.	1,683,848	3,885
	Bharti Infratel Ltd.	1,536,287	3,844
	Vedanta Ltd.	2,941,973	3,806
*	Tata Motors Ltd.	2,123,085	3,776
	Zee Entertainment Enterprises Ltd.	1,490,567	3,775
*	United Spirits Ltd.	516,918	3,516
	Berger Paints India Ltd.	417,442	3,506
	Tata Steel Ltd.	630,376	3,502
	Wipro Ltd.	748,174	3,431
	Embassy Office Parks REIT	737,200	3,423
	Muthoot Finance Ltd.	200,892	3,335

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Shriram Transport Finance Co. Ltd.	344,244	3,219
	PI Industries Ltd.	107,747	3,192
	Petronet LNG Ltd.	1,023,827	3,189
	Piramal Enterprises Ltd.	185,125	3,149
*,1	InterGlobe Aviation Ltd.	173,548	3,063
*	Biocon Ltd.	559,953	3,049
	Ipca Laboratories Ltd.	96,443	3,009
*,1	ICICI Prudential Life Insurance Co. Ltd.	550,803	2,996
*	Trent Ltd.	323,413	2,876
	Indraprastha Gas Ltd.	529,439	2,875
*,1	AU Small Finance Bank Ltd.	266,021	2,783
	Hindustan Petroleum Corp. Ltd.	1,098,009	2,781
	Siemens Ltd.	156,017	2,667
	Torrent Pharmaceuticals Ltd.	75,110	2,601
	Colgate-Palmolive India Ltd.	124,255	2,542
	Mphasis Ltd.	136,111	2,536
	Balkrishna Industries Ltd.	138,642	2,516
	Cadila Healthcare Ltd.	443,454	2,499
*	SBI Cards & Payment Services Ltd.	230,639	2,487
	Motherson Sumi Systems Ltd.	1,742,354	2,479
	Page Industries Ltd.	9,068	2,455
[1]	Larsen & Toubro Infotech Ltd.	61,290	2,418
	Adani Enterprises Ltd.	525,574	2,415
	DLF Ltd.	1,083,194	2,311
	Ashok Leyland Ltd.	2,168,056	2,303
[1]	HDFC Asset Management Co. Ltd.	75,177	2,281
	GAIL India Ltd.	1,951,665	2,230
	Bharat Forge Ltd.	344,102	2,093
	MRF Ltd.	2,325	2,048
	LIC Housing Finance Ltd.	533,684	2,036
	Bosch Ltd.	12,984	2,030
	Container Corp. Of India Ltd.	375,548	1,978
*	Jindal Steel & Power Ltd.	747,248	1,937
	ACC Ltd.	84,211	1,872
*	Mahindra & Mahindra Financial Services Ltd.	1,113,541	1,836
	SRF Ltd.	30,548	1,819
*	Federal Bank Ltd.	2,659,706	1,806
	Cholamandalam Investment and Finance Co. Ltd.	488,967	1,801
*	IDFC Bank	4,268,357	1,757
	Oracle Financial Services Software Ltd.	41,276	1,751
*	Vodafone Idea Ltd.	14,700,378	1,734
	Voltas Ltd.	180,873	1,720
	REC Ltd.	1,200,443	1,665
*	Godrej Properties Ltd.	119,328	1,664
	Tata Communications Ltd.	132,141	1,664
	Glenmark Pharmaceuticals Ltd.	256,807	1,644
[1]	RBL Bank Ltd.	696,888	1,635
	Kansai Nerolac Paints Ltd.	233,508	1,620
	Alkem Laboratories Ltd.	44,909	1,596
	Whirlpool of India Ltd.	54,960	1,574
	NMDC Ltd.	1,396,472	1,553
	United Breweries Ltd.	123,667	1,545
	Power Finance Corp. Ltd.	1,296,910	1,524
	Coromandel International Ltd.	154,802	1,517
*	Rajesh Exports Ltd.	241,041	1,502
	Bajaj Holdings & Investment Ltd.	47,415	1,475
	Bayer CropScience Ltd.	19,750	1,452
	TVS Motor Co. Ltd.	233,727	1,433
	Castrol India Ltd.	917,394	1,410
	Bharat Electronics Ltd.	1,123,118	1,317
	Tata Power Co. Ltd.	1,867,711	1,314
	Gujarat Gas Ltd.	309,550	1,239
	Hindustan Zinc Ltd.	443,505	1,220
	ABB India Ltd.	95,839	1,155

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Indiabulls Housing Finance Ltd.	591,624	1,117
	Dalmia Bharat Ltd.	98,138	1,115
	NHPC Ltd.	4,095,961	1,098
	Emami Ltd.	214,987	1,048
	GlaxoSmithKline Pharmaceuticals Ltd.	51,872	1,025
	Torrent Power Ltd.	241,361	1,017
	Bata India Ltd.	56,246	998
	Gillette India Ltd.	13,938	995
*	GMR Infrastructure Ltd.	3,143,871	991
*	Aditya Birla Capital Ltd.	1,126,852	984
*	Bank of Baroda	1,732,715	973
*	Oberoi Realty Ltd.	162,389	970
	Indian Railway Catering & Tourism Corp. Ltd.	54,623	969
[1]	Nippon Life India Asset Management Ltd.	264,078	968
*	State Bank of India	363,609	926
*	Steel Authority of India Ltd.	1,887,580	877
*	Adani Power Ltd.	1,814,388	876
	Exide Industries Ltd.	395,653	849
	L&T Finance Holdings Ltd.	951,461	826
	Sun TV Network Ltd.	145,168	826
*	3M India Ltd.	3,274	824
	Cummins India Ltd.	114,361	669
*	Godrej Industries Ltd.	123,955	612
*	Punjab National Bank	1,689,554	608
*	Canara Bank	516,594	600
	Oil India Ltd.	483,289	560
*	Bharat Heavy Electricals Ltd.	1,429,118	539
	JSW Energy Ltd.	664,223	538
*	Tata Motors Ltd. Class A	641,015	479
*	Yes Bank Ltd.	2,544,587	425
*	Future Retail Ltd.	405,067	389
*	Bank of India	657,868	342
*	Union Bank of India	1,015,425	329
	IDFC Ltd.	491,794	202
*	Mangalore Refinery & Petrochemicals Ltd.	335,742	131
*	Hemisphere Properties India Ltd.	120,373	110
			1,081,388
Indonesia (0.4%)
	Bank Central Asia Tbk PT	17,322,099	34,084
	Bank Rakyat Indonesia Persero Tbk PT	95,057,115	21,518
	Telekomunikasi Indonesia Persero Tbk PT	83,492,524	14,783
	Astra International Tbk PT	36,412,488	13,297
	Bank Mandiri Persero Tbk PT	33,170,472	12,921
	Unilever Indonesia Tbk PT	10,383,550	5,510
	Charoen Pokphand Indonesia Tbk PT	13,060,364	5,145
	Bank Negara Indonesia Persero Tbk PT	13,425,587	4,271
	United Tractors Tbk PT	2,745,512	3,923
	Indofood Sukses Makmur Tbk PT	7,960,405	3,771
	Kalbe Farma Tbk PT	33,548,437	3,481
	Semen Indonesia Persero Tbk PT	5,259,949	3,407
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,729,800	2,897
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,719
*	Gudang Garam Tbk PT	838,686	2,336
*	Barito Pacific Tbk PT	34,011,700	2,061
	Sarana Menara Nusantara Tbk PT	30,591,400	2,049
	Indocement Tunggal Prakarsa Tbk PT	2,371,098	1,958
	Tower Bersama Infrastructure Tbk PT	18,286,225	1,850
	Adaro Energy Tbk PT	23,474,263	1,779
	Hanjaya Mandala Sampoerna Tbk PT	15,846,300	1,510
	Perusahaan Gas Negara Tbk PT	18,640,846	1,338
*	Vale Indonesia Tbk PT	3,718,262	1,017
	Bukit Asam Tbk PT	7,513,155	984
	Surya Citra Media Tbk PT	9,572,279	957
	Jasa Marga Persero Tbk PT	3,751,819	904

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	XL Axiata Tbk PT	6,217,150	850
*	Bumi Serpong Damai Tbk PT	12,776,740	760
	Astra Agro Lestari Tbk PT	680,225	497
*	Media Nusantara Citra Tbk PT	8,802,166	491
*	Smartfren Telecom Tbk PT	77,704,000	364
	Bank Danamon Indonesia Tbk PT	1,024,127	170
			153,602
Ireland (0.2%)
	Kerry Group plc Class A	273,450	32,733
*	Kingspan Group plc	269,214	23,494
	Glanbia plc	355,131	3,378
	CRH plc (XDUB)	67,919	2,377
*	AIB Group plc	1,406,514	1,591
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			63,573
Israel (0.3%)
*	Nice Ltd.	112,395	25,562
*	Teva Pharmaceutical Industries Ltd.	1,726,222	14,942
	Bank Leumi Le-Israel BM	2,599,508	12,252
*	Bank Hapoalim BM	1,969,256	11,495
	Israel Discount Bank Ltd. Class A	2,096,660	5,869
	Elbit Systems Ltd.	43,378	4,888
	Mizrahi Tefahot Bank Ltd.	241,445	4,708
	ICL Group Ltd.	1,239,650	4,497
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,653,525	4,120
*	Tower Semiconductor Ltd.	189,536	3,887
	Azrieli Group Ltd.	66,129	3,104
	Mivne Real Estate KD Ltd.	1,217,136	2,328
	Strauss Group Ltd.	73,277	2,111
	First International Bank Of Israel Ltd.	90,934	2,010
	Alony Hetz Properties & Investments Ltd.	190,416	1,909
	Paz Oil Co. Ltd.	18,650	1,724
*	Shikun & Binui Ltd.	358,639	1,670
	Shufersal Ltd.	204,198	1,537
*	Harel Insurance Investments & Financial Services Ltd.	200,671	1,458
*	Airport City Ltd.	130,397	1,413
*	Shapir Engineering and Industry Ltd.	199,310	1,342
*	Phoenix Holdings Ltd.	214,039	1,122
	Melisron Ltd.	29,981	1,084
	Amot Investments Ltd.	232,962	1,068
	Gazit-Globe Ltd.	152,633	632
*	Teva Pharmaceutical Industries Ltd. ADR	45,202	394
*	Energix-Renewable Energies Ltd.	52,879	224
			117,350
Italy (1.3%)
	Enel SPA	13,815,707	109,843
*	Intesa Sanpaolo SPA (Registered)	27,557,908	45,749
	Ferrari NV	217,024	38,716
	Eni SPA	4,292,207	30,067
	Assicurazioni Generali SPA	2,183,549	29,291
*	UniCredit SPA	3,801,853	28,474
*	Fiat Chrysler Automobiles NV	1,963,982	24,093
	Snam SPA	3,911,492	19,073
	Terna Rete Elettrica Nazionale SPA	2,502,569	16,897
*	FinecoBank Banca Fineco SPA	1,093,934	15,020
*	Moncler SPA	343,619	13,749
*	CNH Industrial NV	1,755,011	13,608
*	Atlantia SPA	875,635	13,441
	Prysmian SPA	427,487	11,633
	Davide Campari-Milano NV	995,996	10,410
*,1	Nexi SPA	664,812	10,234
	Exor NV	187,764	9,769
	Mediobanca Banca di Credito Finanziario SPA	1,375,465	9,765

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Recordati Industria Chimica e Farmaceutica SPA	173,326	8,986
	DiaSorin SPA	40,354	8,859
*	Amplifon SPA	214,931	7,814
	Telecom Italia SPA (Registered)	19,174,383	6,513
[1]	Poste Italiane SPA	795,317	6,493
[1]	Infrastrutture Wireless Italiane SPA	506,460	5,471
	Italgas SPA	881,112	5,092
	Hera SPA	1,364,602	4,286
	Telecom Italia SPA (Bearer)	10,671,792	3,885
	A2A SpA	2,792,076	3,546
^	Leonardo SPA	707,314	3,373
	Banca Mediolanum SPA	463,489	3,167
*,1	Pirelli & C SPA	711,156	2,965
	Tenaris SA	614,175	2,931
	Buzzi Unicem SPA	130,298	2,819
	UnipolSai Assicurazioni SPA	870,892	2,023
	Buzzi Unicem SPA Saving Shares	63,601	902
			528,957
Japan (17.3%)
	Toyota Motor Corp.	4,363,891	286,476
	Sony Corp.	2,169,790	180,888
	SoftBank Group Corp.	2,618,036	170,523
	Keyence Corp.	321,416	145,866
	Nintendo Co. Ltd.	189,569	102,498
	Shin-Etsu Chemical Co. Ltd.	707,401	94,485
	Daiichi Sankyo Co. Ltd.	3,387,383	89,405
	Daikin Industries Ltd.	473,071	88,527
	Mitsubishi UFJ Financial Group Inc.	22,039,359	86,877
	Recruit Holdings Co. Ltd.	2,256,761	85,871
	Nidec Corp.	827,310	83,560
	KDDI Corp.	3,002,664	81,237
	Takeda Pharmaceutical Co. Ltd.	2,534,079	78,310
	NTT DOCOMO Inc.	1,995,545	74,305
	Hoya Corp.	644,926	72,784
	FANUC Corp.	340,517	71,926
	Honda Motor Co. Ltd.	3,036,429	71,821
	Murata Manufacturing Co. Ltd.	1,022,295	71,692
	Tokyo Electron Ltd.	264,320	70,946
	Fast Retailing Co. Ltd.	91,985	64,163
	Sumitomo Mitsui Financial Group Inc.	2,291,230	63,426
	Kao Corp.	831,679	59,214
	ITOCHU Corp.	2,417,165	58,057
	SoftBank Corp.	4,888,938	56,895
	Hitachi Ltd.	1,658,691	55,905
	Mizuho Financial Group Inc.	4,477,695	55,130
	SMC Corp.	101,638	54,062
	Tokio Marine Holdings Inc.	1,152,741	51,521
	M3 Inc.	755,256	51,007
	Mitsubishi Corp.	2,125,263	47,418
	Oriental Land Co. Ltd.	335,776	47,001
	Nippon Telegraph & Telephone Corp.	2,187,570	46,017
	Mitsui & Co. Ltd.	2,937,333	46,009
	Mitsubishi Electric Corp.	3,518,900	45,320
	Astellas Pharma Inc.	3,298,378	45,230
	Chugai Pharmaceutical Co. Ltd.	1,160,292	44,787
	Terumo Corp.	1,166,774	42,942
	Shiseido Co. Ltd.	689,355	42,676
	Seven & i Holdings Co. Ltd.	1,354,419	41,167
	Fujitsu Ltd.	338,707	40,074
	Japan Tobacco Inc.	2,088,267	39,316
	Central Japan Railway Co.	321,349	38,857
	Denso Corp.	803,299	37,431
	Komatsu Ltd.	1,627,511	36,693
	Eisai Co. Ltd.	471,502	36,661

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Olympus Corp.	1,884,076	36,069
	Panasonic Corp.	3,796,170	35,067
	Suzuki Motor Corp.	804,475	34,550
	Kubota Corp.	1,963,387	34,120
	East Japan Railway Co.	640,316	33,484
	Bridgestone Corp.	1,002,042	32,662
	Z Holdings Corp.	4,654,201	32,454
	Unicharm Corp.	697,257	32,263
	FUJIFILM Holdings Corp.	632,405	32,248
	Aeon Co. Ltd.	1,254,986	32,063
	Sysmex Corp.	340,390	31,972
	Shimano Inc.	138,262	31,623
	Canon Inc.	1,780,988	31,000
	Mitsubishi Estate Co. Ltd.	2,039,661	30,423
	Kyocera Corp.	552,059	30,403
	Daiwa House Industry Co. Ltd.	1,150,582	30,231
	Secom Co. Ltd.	347,406	29,349
	Dai-ichi Life Holdings Inc.	1,923,511	28,728
	Mitsui Fudosan Co. Ltd.	1,664,646	28,345
	Otsuka Holdings Co. Ltd.	744,516	27,574
	Nitori Holdings Co. Ltd.	132,843	27,307
	ORIX Corp.	2,241,253	26,212
	Bandai Namco Holdings Inc.	345,134	25,794
	TDK Corp.	214,554	25,232
	Nippon Paint Holdings Co. Ltd.	276,669	24,922
	Kirin Holdings Co. Ltd.	1,369,806	24,695
	Nomura Holdings Inc.	5,376,323	24,078
	Omron Corp.	332,425	24,003
	Japan Exchange Group Inc.	959,385	23,422
	Asahi Group Holdings Ltd.	753,264	23,311
	MS&AD Insurance Group Holdings Inc.	842,312	23,050
	Shionogi & Co. Ltd.	484,743	22,865
	NEC Corp.	450,786	22,706
	Sompo Holdings Inc.	597,367	22,303
	Ono Pharmaceutical Co. Ltd.	766,924	21,877
	Sumitomo Corp.	1,993,345	21,808
	Obic Co. Ltd.	120,211	21,283
	Advantest Corp.	353,612	20,482
	Nexon Co. Ltd.	730,426	20,358
	Toshiba Corp.	788,421	19,944
	Subaru Corp.	1,080,938	19,838
	Pan Pacific International Holdings Corp.	910,488	19,319
	Makita Corp.	436,124	19,278
	Asahi Kasei Corp.	2,216,629	19,208
	Sumitomo Realty & Development Co. Ltd.	707,362	18,929
	Nitto Denko Corp.	265,654	18,664
	SG Holdings Co. Ltd.	755,800	18,230
	Toyota Industries Corp.	281,560	18,195
	ENEOS Holdings Inc.	5,294,235	17,864
	Daifuku Co. Ltd.	173,049	17,844
	Yaskawa Electric Corp.	458,794	17,840
	Sumitomo Mitsui Trust Holdings Inc.	653,254	17,564
	Ajinomoto Co. Inc.	872,480	17,529
	MEIJI Holdings Co. Ltd.	237,744	17,224
	Tokyo Gas Co. Ltd.	754,466	17,096
	Sekisui House Ltd.	1,026,061	17,046
	Kikkoman Corp.	327,548	16,312
	Yamato Holdings Co. Ltd.	612,361	16,210
	Japan Post Holdings Co. Ltd.	2,292,054	15,727
	MISUMI Group Inc.	498,767	14,813
	Sumitomo Electric Industries Ltd.	1,318,896	14,561
	Marubeni Corp.	2,776,403	14,496
*	Nippon Steel Corp.	1,454,057	14,103
	Nomura Research Institute Ltd.	468,200	13,801

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Chubu Electric Power Co. Inc.	1,231,597	13,796
	Rakuten Inc.	1,415,739	13,774
	Shimadzu Corp.	480,802	13,748
	West Japan Railway Co.	320,471	13,747
	Nihon M&A Center Inc.	231,072	13,569
	Osaka Gas Co. Ltd.	701,854	13,328
	Disco Corp.	49,368	13,325
	MINEBEA MITSUMI Inc.	735,127	13,277
	Sumitomo Metal Mining Co. Ltd.	426,685	13,263
	Odakyu Electric Railway Co. Ltd.	549,232	13,254
	Yamaha Corp.	275,435	13,057
	Mitsubishi Chemical Holdings Corp.	2,275,112	12,805
	Nissan Chemical Corp.	241,055	12,793
	Resona Holdings Inc.	3,856,175	12,714
	NTT Data Corp.	1,126,290	12,712
	Kintetsu Group Holdings Co. Ltd.	317,394	12,682
	Toray Industries Inc.	2,687,552	12,161
*	Nissan Motor Co. Ltd.	3,377,539	11,958
	Keio Corp.	205,620	11,950
	Hankyu Hanshin Holdings Inc.	387,288	11,825
	TOTO Ltd.	258,326	11,794
	Lasertec Corp.	135,400	11,728
	Kansai Electric Power Co. Inc.	1,279,253	11,642
	Trend Micro Inc.	206,419	11,563
	MonotaRO Co. Ltd.	208,864	11,553
	Hamamatsu Photonics KK	227,597	11,453
	Santen Pharmaceutical Co. Ltd.	641,202	11,424
	Yakult Honsha Co. Ltd.	232,660	11,259
	Taisei Corp.	360,057	11,204
	Dentsu Group Inc.	385,595	11,116
	Rohm Co. Ltd.	144,554	11,114
	Toyota Tsusho Corp.	397,814	11,101
	Kyowa Kirin Co. Ltd.	446,652	11,092
	Daiwa Securities Group Inc.	2,665,567	10,800
	CyberAgent Inc.	171,540	10,790
	Kobayashi Pharmaceutical Co. Ltd.	109,600	10,680
	Nissin Foods Holdings Co. Ltd.	122,895	10,641
*	Renesas Electronics Corp.	1,275,900	10,532
	Mitsubishi Heavy Industries Ltd.	489,827	10,524
	Daito Trust Construction Co. Ltd.	115,077	10,468
	AGC Inc.	333,872	10,425
	Asahi Intecc Co. Ltd.	336,284	10,421
	Tobu Railway Co. Ltd.	365,132	10,361
	Tokyu Corp.	869,722	10,319
	LIXIL Group Corp.	474,958	10,313
	Obayashi Corp.	1,202,615	10,064
	T&D Holdings Inc.	983,838	9,833
	Koito Manufacturing Co. Ltd.	203,428	9,810
	Azbil Corp.	239,748	9,730
	Sekisui Chemical Co. Ltd.	622,989	9,711
	SBI Holdings Inc.	408,791	9,423
	Hikari Tsushin Inc.	40,023	9,387
	Lion Corp.	450,889	9,194
	Aisin Seiki Co. Ltd.	302,578	9,168
	Tsuruha Holdings Inc.	65,363	9,152
	Dai Nippon Printing Co. Ltd.	490,051	9,129
	Nagoya Railroad Co. Ltd.	338,201	9,015
	Kansai Paint Co. Ltd.	345,926	8,919
	Pigeon Corp.	193,098	8,892
	Ryohin Keikaku Co. Ltd.	422,440	8,867
	Capcom Co. Ltd.	161,446	8,830
	Sumitomo Chemical Co. Ltd.	2,686,105	8,787
	GMO Payment Gateway Inc.	71,593	8,772
	Kajima Corp.	810,924	8,665

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hirose Electric Co. Ltd.	60,931	8,505
	Otsuka Corp.	182,570	8,389
	Miura Co. Ltd.	177,518	8,364
	Idemitsu Kosan Co. Ltd.	411,546	8,323
	Tosoh Corp.	509,666	8,262
	Toho Gas Co. Ltd.	159,812	8,250
	Taiyo Yuden Co. Ltd.	221,663	8,199
	TIS Inc.	422,818	8,086
	Square Enix Holdings Co. Ltd.	138,153	8,027
	Toyo Suisan Kaisha Ltd.	160,811	8,003
	Toho Co. Ltd.	202,086	8,003
	Ricoh Co. Ltd.	1,216,679	7,990
	Mitsui Chemicals Inc.	311,613	7,981
	Ibiden Co. Ltd.	194,872	7,946
	Nabtesco Corp.	208,791	7,800
	Suntory Beverage & Food Ltd.	224,568	7,745
	Inpex Corp.	1,602,378	7,599
	Isuzu Motors Ltd.	922,531	7,485
	Tohoku Electric Power Co. Inc.	846,231	7,466
	Hoshizaki Corp.	93,213	7,444
	JSR Corp.	321,861	7,275
	NH Foods Ltd.	177,567	7,274
	Stanley Electric Co. Ltd.	255,376	7,273
	Yamaha Motor Co. Ltd.	504,586	7,215
*	PeptiDream Inc.	153,060	7,073
*	Tokyo Electric Power Co. Holdings Inc.	2,737,749	7,064
	Welcia Holdings Co. Ltd.	179,428	7,032
	Nippon Express Co. Ltd.	125,368	7,031
	USS Co. Ltd.	380,896	6,967
	Kyushu Electric Power Co. Inc.	829,296	6,952
	Nisshin Seifun Group Inc.	458,124	6,899
	Chugoku Electric Power Co. Inc.	548,879	6,896
	Fuji Electric Co. Ltd.	227,114	6,887
	Keisei Electric Railway Co. Ltd.	245,882	6,878
	Shimizu Corp.	990,096	6,875
	Oji Holdings Corp.	1,594,403	6,720
	Marui Group Co. Ltd.	369,658	6,680
	Brother Industries Ltd.	431,747	6,671
	Keihan Holdings Co. Ltd.	175,213	6,656
	NGK Insulators Ltd.	464,177	6,631
	Kose Corp.	51,795	6,603
	Concordia Financial Group Ltd.	1,987,175	6,560
	Nippon Shinyaku Co. Ltd.	91,534	6,541
	Rinnai Corp.	66,222	6,525
	Konami Holdings Corp.	166,331	6,510
	Toppan Printing Co. Ltd.	509,406	6,478
	Ito En Ltd.	102,220	6,474
	Yamada Holdings Co. Ltd.	1,322,263	6,447
*	JFE Holdings Inc.	913,893	6,421
	NSK Ltd.	797,776	6,387
	Yokogawa Electric Corp.	434,348	6,386
	Keikyu Corp.	445,174	6,226
	SUMCO Corp.	404,866	6,175
	NGK Spark Plug Co. Ltd.	348,837	6,135
	Kakaku.com Inc.	230,637	6,095
	Hulic Co. Ltd.	655,347	6,070
	Hisamitsu Pharmaceutical Co. Inc.	126,588	6,055
	Shizuoka Bank Ltd.	893,284	6,008
	Kyushu Railway Co.	281,008	5,977
	Mitsubishi Gas Chemical Co. Inc.	324,209	5,910
	Haseko Corp.	492,592	5,906
	Kurita Water Industries Ltd.	197,635	5,880
	Itochu Techno-Solutions Corp.	172,784	5,862
	Casio Computer Co. Ltd.	384,802	5,846

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Oracle Corp. Japan	58,008	5,797
	Bank of Kyoto Ltd.	131,186	5,794
	Kuraray Co. Ltd.	618,610	5,722
	Alfresa Holdings Corp.	312,166	5,716
	Chiba Bank Ltd.	1,103,653	5,701
	Seiko Epson Corp.	487,173	5,658
	Sohgo Security Services Co. Ltd.	119,789	5,582
	Japan Post Bank Co. Ltd.	682,025	5,440
	Takeda Pharmaceutical Co. Ltd. ADR	352,993	5,433
^	Anritsu Corp.	248,000	5,429
	Hakuhodo DY Holdings Inc.	424,443	5,408
	Tokyo Century Corp.	110,183	5,402
	Rohto Pharmaceutical Co. Ltd.	172,792	5,402
	THK Co. Ltd.	203,324	5,397
	Mazda Motor Corp.	1,016,242	5,336
	Cosmos Pharmaceutical Corp.	31,200	5,299
	Nippon Yusen KK	285,212	5,264
	Japan Post Insurance Co. Ltd.	327,285	5,188
	Koei Tecmo Holdings Co. Ltd.	104,760	5,118
	Teijin Ltd.	333,710	5,112
	COMSYS Holdings Corp.	200,772	5,102
	Alps Alpine Co. Ltd.	351,692	5,074
	Taiheiyo Cement Corp.	212,406	4,986
	Sushiro Global Holdings Ltd.	183,000	4,968
	Matsumotokiyoshi Holdings Co. Ltd.	134,148	4,952
	Fukuoka Financial Group Inc.	292,998	4,901
^	Skylark Holdings Co. Ltd.	342,003	4,878
	Amada Co. Ltd.	557,157	4,849
	Kagome Co. Ltd.	141,328	4,841
	Denka Co. Ltd.	156,259	4,814
	Nichirei Corp.	190,826	4,809
	Suzuken Co. Ltd.	131,957	4,764
	Tokyu Fudosan Holdings Corp.	1,086,437	4,748
	Ebara Corp.	170,126	4,729
	Sojitz Corp.	2,138,960	4,707
	Goldwin Inc.	63,000	4,699
	Hitachi Metals Ltd.	353,519	4,688
*	LINE Corp.	90,869	4,663
	Hitachi Construction Machinery Co. Ltd.	189,032	4,662
	Taisho Pharmaceutical Holdings Co. Ltd.	76,854	4,624
	MediPal Holdings Corp.	256,207	4,567
	NOF Corp.	121,500	4,566
	Air Water Inc.	319,418	4,564
	Relo Group Inc.	190,080	4,562
	Persol Holdings Co. Ltd.	300,880	4,557
	Iida Group Holdings Co. Ltd.	251,407	4,549
	Nippon Building Fund Inc.	895	4,520
	Nifco Inc.	150,758	4,513
	Nankai Electric Railway Co. Ltd.	197,240	4,504
	NET One Systems Co. Ltd.	149,400	4,467
^	Mitsui OSK Lines Ltd.	197,622	4,461
	ZOZO Inc.	174,237	4,420
	Showa Denko KK	258,175	4,390
	House Foods Group Inc.	131,607	4,357
	Sundrug Co. Ltd.	116,696	4,333
*	ANA Holdings Inc.	198,294	4,325
	Sega Sammy Holdings Inc.	341,863	4,284
	Sumitomo Heavy Industries Ltd.	198,990	4,265
	FamilyMart Co. Ltd.	191,500	4,209
	Kyowa Exeo Corp.	182,500	4,208
	Shimamura Co. Ltd.	39,175	4,176
	Sugi Holdings Co. Ltd.	62,916	4,155
	Nihon Kohden Corp.	131,950	4,127
	Mitsubishi Materials Corp.	223,504	4,101

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Shinsei Bank Ltd.	340,862	4,101
	Calbee Inc.	133,652	4,100
	Tokai Carbon Co. Ltd.	358,400	4,068
	Tokyo Tatemono Co. Ltd.	351,616	4,044
	Electric Power Development Co. Ltd.	297,634	4,022
	SHO-BOND Holdings Co. Ltd.	83,100	4,011
	Zensho Holdings Co. Ltd.	171,488	4,008
	Sanwa Holdings Corp.	350,607	3,999
	Kewpie Corp.	194,169	3,974
	TechnoPro Holdings Inc.	63,400	3,943
	Justsystems Corp.	60,200	3,937
	Lawson Inc.	84,935	3,902
	Fancl Corp.	123,700	3,898
	K's Holdings Corp.	303,822	3,880
	Open House Co. Ltd.	112,900	3,845
	Asics Corp.	306,835	3,833
	Mabuchi Motor Co. Ltd.	92,608	3,818
	Sumitomo Forestry Co. Ltd.	240,857	3,794
	SCREEN Holdings Co. Ltd.	69,071	3,783
	Ezaki Glico Co. Ltd.	90,823	3,767
	Nippon Sanso Holdings Corp.	254,874	3,737
	SCSK Corp.	74,991	3,729
	Yamazaki Baking Co. Ltd.	226,444	3,720
	Seibu Holdings Inc.	370,231	3,702
	Mebuki Financial Group Inc.	1,822,500	3,662
	Hino Motors Ltd.	477,785	3,661
	Japan Airport Terminal Co. Ltd.	83,437	3,624
	Nishi-Nippon Railroad Co. Ltd.	137,113	3,623
	Kinden Corp.	229,698	3,602
	Nikon Corp.	582,901	3,552
	Sumitomo Dainippon Pharma Co. Ltd.	302,289	3,543
	Coca-Cola Bottlers Japan Holdings Inc.	249,962	3,528
	DIC Corp.	144,677	3,522
	Ain Holdings Inc.	50,198	3,511
	Nomura Real Estate Holdings Inc.	201,012	3,511
	Zenkoku Hosho Co. Ltd.	88,954	3,508
	Morinaga Milk Industry Co. Ltd.	72,400	3,491
	Tsumura & Co.	118,191	3,469
	Sotetsu Holdings Inc.	140,492	3,467
*	Japan Airlines Co. Ltd.	198,038	3,459
	Daicel Corp.	481,385	3,436
	Nihon Unisys Ltd.	116,300	3,428
	Seino Holdings Co. Ltd.	264,402	3,417
	Aozora Bank Ltd.	206,522	3,393
	Mitsubishi UFJ Lease & Finance Co. Ltd.	799,891	3,389
	Toyoda Gosei Co. Ltd.	132,257	3,361
	J Front Retailing Co. Ltd.	439,337	3,348
	Horiba Ltd.	67,837	3,337
	Sawai Pharmaceutical Co. Ltd.	68,628	3,308
	Aeon Mall Co. Ltd.	211,043	3,292
	Ship Healthcare Holdings Inc.	68,800	3,265
	Penta-Ocean Construction Co. Ltd.	514,600	3,263
	FP Corp.	81,446	3,248
	JTEKT Corp.	405,602	3,232
	Sankyu Inc.	90,100	3,228
	Kamigumi Co. Ltd.	179,784	3,217
	Kyushu Financial Group Inc.	686,730	3,212
^	Sharp Corp.	276,767	3,200
	PALTAC Corp.	56,900	3,181
	Aica Kogyo Co. Ltd.	93,600	3,152
	JGC Holdings Corp.	383,393	3,152
	Iyo Bank Ltd.	499,241	3,133
	Takara Holdings Inc.	310,162	3,127
^	Mitsubishi Logistics Corp.	118,693	3,124

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Ube Industries Ltd.	180,798	3,104
	Zeon Corp.	254,660	3,098
*	Kawasaki Heavy Industries Ltd.	258,700	3,091
	Acom Co. Ltd.	685,972	3,083
	Tokyo Ohka Kogyo Co. Ltd.	51,800	3,067
	Isetan Mitsukoshi Holdings Ltd.	626,857	3,053
	Credit Saison Co. Ltd.	278,253	3,008
	Ulvac Inc.	81,800	2,996
	Hachijuni Bank Ltd.	807,658	2,983
	Benesse Holdings Inc.	126,341	2,979
	Hirogin Holdings Inc.	534,221	2,908
	DeNA Co. Ltd.	170,107	2,902
	Bic Camera Inc.	262,552	2,900
	GMO internet Inc.	108,600	2,897
	Rengo Co. Ltd.	371,988	2,862
	Kaneka Corp.	101,335	2,836
	Nippon Shokubai Co. Ltd.	57,726	2,827
	Amano Corp.	120,100	2,827
	GLP J-Reit	1,819	2,804
	Nippon Electric Glass Co. Ltd.	142,485	2,802
	Seven Bank Ltd.	1,212,539	2,783
	Furukawa Electric Co. Ltd.	110,926	2,780
	Yamaguchi Financial Group Inc.	426,600	2,775
	Mani Inc.	110,500	2,764
	Fujitsu General Ltd.	99,430	2,760
	Yaoko Co. Ltd.	38,700	2,739
	IHI Corp.	225,687	2,733
	Tokuyama Corp.	121,800	2,715
	Morinaga & Co. Ltd.	71,100	2,701
	Sumitomo Rubber Industries Ltd.	306,085	2,692
	Chugoku Bank Ltd.	309,863	2,684
	SMS Co. Ltd.	90,600	2,667
	Toyo Tire Corp.	178,987	2,655
*	Park24 Co. Ltd.	195,856	2,646
	JCR Pharmaceuticals Co. Ltd.	102,000	2,641
	Benefit One Inc.	103,400	2,588
	Yokohama Rubber Co. Ltd.	180,136	2,588
	Pola Orbis Holdings Inc.	131,212	2,587
	Maruichi Steel Tube Ltd.	112,008	2,570
	Nippon Kayaku Co. Ltd.	296,677	2,553
	OKUMA Corp.	52,572	2,552
	TS Tech Co. Ltd.	92,038	2,548
	Mitsui Mining & Smelting Co. Ltd.	99,500	2,512
	Nagase & Co. Ltd.	192,069	2,505
	Toyo Seikan Group Holdings Ltd.	266,165	2,487
	DMG Mori Co. Ltd.	185,834	2,485
	Hitachi Transport System Ltd.	78,298	2,482
	Nippon Prologis REIT Inc.	748	2,462
	Daiichikosho Co. Ltd.	71,696	2,453
	Fuji Oil Holdings Inc.	77,400	2,449
	H.U. Group Holdings Inc.	94,616	2,407
	Toda Corp.	421,408	2,407
	Kaken Pharmaceutical Co. Ltd.	60,865	2,397
	GS Yuasa Corp.	136,882	2,389
	Izumi Co. Ltd.	70,382	2,387
	Fukuyama Transporting Co. Ltd.	56,816	2,381
	ABC-Mart Inc.	46,686	2,368
	Gunma Bank Ltd.	742,551	2,356
	Dowa Holdings Co. Ltd.	81,651	2,337
	As One Corp.	16,100	2,327
	Nippo Corp.	89,859	2,308
	Kusuri no Aoki Holdings Co. Ltd.	28,412	2,268
	Ushio Inc.	202,880	2,266
	Japan Real Estate Investment Corp.	459	2,249

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
^	Kobe Bussan Co. Ltd.	78,600	2,211
	NOK Corp.	193,633	2,208
	Takara Bio Inc.	80,900	2,203
	Hokuhoku Financial Group Inc.	230,030	2,183
	Nipro Corp.	206,202	2,170
	AEON Financial Service Co. Ltd.	208,273	2,133
*	Kobe Steel Ltd.	545,218	2,129
	Hokuriku Electric Power Co.	297,140	2,119
*	Mitsubishi Motors Corp.	1,151,433	2,112
	Konica Minolta Inc.	827,425	2,108
	Shochiku Co. Ltd.	18,034	2,088
	Toyobo Co. Ltd.	156,224	2,083
	Kokuyo Co. Ltd.	152,900	2,078
	Daido Steel Co. Ltd.	63,148	2,068
	OSG Corp.	136,926	2,051
	Lintec Corp.	91,899	2,037
	Ariake Japan Co. Ltd.	31,385	2,011
	Glory Ltd.	92,318	1,946
	Shiga Bank Ltd.	89,890	1,941
	Shikoku Electric Power Co. Inc.	269,853	1,940
	Takashimaya Co. Ltd.	258,112	1,929
	Fuyo General Lease Co. Ltd.	33,600	1,929
	Nippon Paper Industries Co. Ltd.	170,744	1,928
	Sumitomo Osaka Cement Co. Ltd.	63,020	1,917
	Kyudenko Corp.	68,661	1,874
^	Sanrio Co. Ltd.	100,950	1,857
	77 Bank Ltd.	128,905	1,803
	Canon Marketing Japan Inc.	83,756	1,784
	Cosmo Energy Holdings Co. Ltd.	120,743	1,767
	Nomura Real Estate Master Fund Inc.	1,476	1,763
	Sapporo Holdings Ltd.	107,931	1,762
	Sankyo Co. Ltd.	68,982	1,758
	Toshiba TEC Corp.	43,700	1,750
	Wacoal Holdings Corp.	95,024	1,723
	Pilot Corp.	61,370	1,712
	NHK Spring Co. Ltd.	282,948	1,711
	Maeda Corp.	231,300	1,665
	Resorttrust Inc.	117,326	1,652
	NS Solutions Corp.	56,421	1,652
	Hitachi Capital Corp.	77,499	1,639
	Nisshinbo Holdings Inc.	244,666	1,631
	Sumitomo Bakelite Co. Ltd.	57,500	1,627
	Toyota Boshoku Corp.	111,125	1,614
	Kyoritsu Maintenance Co. Ltd.	45,100	1,614
	Megmilk Snow Brand Co. Ltd.	74,269	1,609
	Mochida Pharmaceutical Co. Ltd.	43,344	1,583
	Itoham Yonekyu Holdings Inc.	235,990	1,580
	GungHo Online Entertainment Inc.	62,535	1,554
	Kotobuki Spirits Co. Ltd.	32,700	1,516
	Yamato Kogyo Co. Ltd.	62,999	1,513
	ASKUL Corp.	38,769	1,489
	Matsui Securities Co. Ltd.	184,560	1,477
	Japan Retail Fund Investment Corp.	1,020	1,470
	Kandenko Co. Ltd.	189,728	1,424
	Tokai Rika Co. Ltd.	90,679	1,421
	Daiwa House REIT Investment Corp.	607	1,404
	OBIC Business Consultants Co. Ltd.	25,884	1,393
	Fuji Seal International Inc.	73,500	1,373
	Orix JREIT Inc.	974	1,369
	Orient Corp.	1,121,387	1,244
^	Noevir Holdings Co. Ltd.	27,400	1,223
	United Urban Investment Corp.	1,109	1,184
	Kansai Mirai Financial Group Inc.	319,600	1,165
	Heiwa Corp.	71,115	1,150

Vanguard® FTSE All-World ex-US Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Advance Residence Investment Corp.	393	1,148
	Japan Aviation Electronics Industry Ltd.	76,747	1,057
	Kissei Pharmaceutical Co. Ltd.	53,628	1,055
	Maeda Road Construction Co. Ltd.	61,197	1,020
	Ichigo Inc.	332,416	942
	TBS Holdings Inc.	59,379	917
	Nissan Shatai Co. Ltd.	108,147	913
	SKY Perfect JSAT Holdings Inc.	213,272	910
	NEC Networks & System Integration Corp.	50,600	877
	Elecom Co. Ltd.	16,500	826
	Japan Prime Realty Investment Corp.	297	803
	Fuji Media Holdings Inc.	78,500	755
	Industrial & Infrastructure Fund Investment Corp.	423	720
	Activia Properties Inc.	190	686
	LaSalle Logiport REIT	428	666
	Mitsubishi Shokuhin Co. Ltd.	24,208	631
	TV Asahi Holdings Corp.	40,841	617
	Nippon Accommodations Fund Inc.	100	573
	Kenedix Office Investment Corp.	97	561
	Sekisui House Reit Inc.	738	516
	Japan Logistics Fund Inc.	178	500
	Nippon Television Holdings Inc.	40,000	422
	Mori Hills REIT Investment Corp.	231	285
	Daiwa Office Investment Corp.	31	168
			6,764,289
Kuwait (0.2%)
	National Bank of Kuwait SAKP	11,553,439	31,923
	Kuwait Finance House KSCP	7,122,043	15,332
	Mobile Telecommunications Co. KSC	3,762,033	7,176
	Ahli United Bank BSC	9,060,395	6,967
	Agility Public Warehousing Co. KSC	1,879,349	4,074
	Boubyan Bank KSCP	1,592,387	3,093
	Gulf Bank KSCP	3,158,159	2,282
	Mabanee Co. SAK	978,966	2,074
*	Humansoft Holding Co. KSC	177,747	1,693
	Boubyan Petrochemicals Co. KSCP	695,924	1,220
	Burgan Bank SAK	1,322,386	894
			76,728
Luxembourg (0.0%)
	Tenaris SA ADR	63,915	611

Malaysia (0.5%)
	Public Bank Bhd. (Local)	5,554,419	20,153
	Top Glove Corp. Bhd.	9,071,100	18,709
	Malayan Banking Bhd.	10,729,100	18,064
	Tenaga Nasional Bhd.	7,010,900	16,093
	Hartalega Holdings Bhd.	2,627,700	11,398
	CIMB Group Holdings Bhd.	12,515,773	8,883
	Sime Darby Plantation Bhd.	6,416,505	7,473
	Dialog Group Bhd.	8,210,700	7,313
	Petronas Chemicals Group Bhd.	5,097,768	7,183
	IHH Healthcare Bhd.	5,306,200	6,351
	DiGi.Com Bhd.	6,586,266	5,975
	IOI Corp. Bhd.	5,625,365	5,825
	Axiata Group Bhd.	8,118,324	5,725
	Maxis Bhd.	4,901,200	5,661
	PPB Group Bhd.	1,200,260	5,433
	Press Metal Aluminium Holdings Bhd.	3,478,000	4,600
	Kuala Lumpur Kepong Bhd.	836,600	4,267
	MISC Bhd.	2,567,123	4,072
	Hong Leong Bank Bhd.	1,119,100	3,989
	Petronas Gas Bhd.	1,030,950	3,911
	Nestle Malaysia Bhd.	109,700	3,678

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Sime Darby Bhd.	6,314,005	3,662
	Gamuda Bhd.	3,980,000	3,190
	QL Resources Bhd.	1,929,900	2,925
	Genting Bhd.	4,089,600	2,915
	RHB Bank Bhd.	2,740,000	2,789
	Petronas Dagangan Bhd.	636,700	2,640
	Genting Malaysia Bhd.	5,219,400	2,513
	AMMB Holdings Bhd.	3,470,400	2,382
	Telekom Malaysia Bhd.	2,082,957	2,100
	HAP Seng Consolidated Bhd.	1,159,000	2,044
	IJM Corp. Bhd.	5,677,640	1,831
	Westports Holdings Bhd.	1,912,696	1,794
	Malaysia Airports Holdings Bhd.	1,582,000	1,593
*	YTL Corp. Bhd.	8,874,024	1,549
	Fraser & Neave Holdings Bhd.	184,700	1,405
	Hong Leong Financial Group Bhd.	411,035	1,397
	Alliance Bank Malaysia Bhd.	1,784,000	937
	FGV Holdings Bhd.	3,272,500	835
	Sime Darby Property Bhd.	6,255,305	813
	IOI Properties Group Bhd.	3,387,500	702
	British American Tobacco Malaysia Bhd.	248,700	606
[1]	Astro Malaysia Holdings Bhd.	2,650,368	466
*	AirAsia Group Bhd.	2,772,300	367
			216,211
Malta (0.0%)
*,§	Bgp Holdings plc Rts	3,738,510	—

Mexico (0.5%)
	America Movil SAB de CV	53,612,564	32,630
*	Grupo Financiero Banorte SAB de CV	5,199,266	23,163
	Wal-Mart de Mexico SAB de CV	9,224,861	22,289
	Fomento Economico Mexicano SAB de CV	3,284,172	17,603
	Grupo Mexico SAB de CV Class B	5,692,727	16,170
	Grupo Bimbo SAB de CV Class A	4,033,502	7,794
	Grupo Elektra SAB DE CV	114,807	6,505
	Grupo Aeroportuario del Pacifico SAB de CV Class B	718,963	5,983
	Cemex SAB de CV ADR	1,304,255	5,413
	Cemex SAB de CV	12,875,682	5,317
*	Grupo Televisa SAB	3,837,906	4,854
	Gruma SAB de CV Class B	388,280	4,130
	Fibra Uno Administracion SA de CV	5,257,398	3,983
	Alfa SAB de CV Class A	5,398,435	3,606
	Industrias Penoles SAB de CV	224,511	3,575
	Coca-Cola Femsa SAB de CV	937,626	3,550
	Arca Continental SAB de CV	801,990	3,492
*	Grupo Aeroportuario del Sureste SAB de CV Class B	297,092	3,432
	Orbia Advance Corp. SAB de CV	1,833,298	3,242
	Infraestructura Energetica Nova SAB de CV	930,460	3,114
*	Grupo Financiero Inbursa SAB de CV	3,956,029	2,930
*	Grupo Aeroportuario del Centro Norte SAB de CV	608,376	2,745
[1]	GMexico Transportes SAB de CV	2,238,300	2,649
	Promotora y Operadora de Infraestructura SAB de CV	393,152	2,576
	Kimberly-Clark de Mexico SAB de CV Class A	1,466,151	2,179
*	Telesites SAB de CV	2,302,050	2,125
	Becle SAB de CV	998,800	2,097
	Megacable Holdings SAB de CV	547,529	1,737
	Grupo Carso SAB de CV	831,385	1,540
*	El Puerto de Liverpool SAB de CV	359,508	968
	Industrias Bachoco SAB de CV Class B	292,588	916
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,044,300	771
	Grupo Lala SAB de CV	1,112,848	685
	Alpek SAB de CV	676,867	506
	Concentradora Fibra Danhos SA de CV	429,873	389

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Qualitas Controladora SAB de CV	43,000	172
			204,830
Netherlands (2.7%)
	ASML Holding NV	712,319	257,721
^	Unilever NV	2,577,853	145,324
*,1	Adyen NV	48,004	80,683
	Prosus NV	768,706	76,745
	Koninklijke Philips NV	1,614,596	74,784
	Koninklijke Ahold Delhaize NV	1,905,728	52,247
	Koninklijke DSM NV	308,918	49,405
*	ING Groep NV	6,940,075	47,538
	Wolters Kluwer NV	478,554	38,747
	Heineken NV	425,284	37,645
	Akzo Nobel NV	341,418	32,841
	NN Group NV	555,277	19,324
*	ArcelorMittal SA	1,226,778	16,635
	Koninklijke KPN NV	5,924,060	16,000
	Heineken Holding NV	188,883	14,556
	ASM International NV	85,491	12,211
	Imcd NV	101,546	11,753
*	Galapagos NV	85,277	9,968
	Unibail-Rodamco-Westfield	242,941	9,835
*	Randstad NV	197,061	9,833
^	Aegon NV	3,100,986	8,342
*,1	Signify NV	225,347	7,999
	ASR Nederland NV	248,733	7,548
	Koninklijke Vopak NV	118,369	6,148
*,1	ABN AMRO Bank NV	743,335	6,106
	Aalberts NV	170,131	5,708
*,1	Just Eat Takeaway.com NV (XAMS)	50,707	5,641
*,^	Altice Europe NV Class B	939,505	4,639
*	JDE Peet's BV	112,502	4,007
*,1	GrandVision NV	89,081	2,476
*	Altice Europe NV	109,871	540
			1,072,949
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,018,554	23,564
*	a2 Milk Co. Ltd.	1,316,821	12,751
*	Auckland International Airport Ltd.	2,112,102	9,770
	Spark New Zealand Ltd.	3,256,243	9,664
	Meridian Energy Ltd.	2,199,519	7,709
	Ryman Healthcare Ltd.	726,313	6,721
	Contact Energy Ltd.	1,293,275	6,305
	Mercury NZ Ltd.	1,206,417	4,265
*	Fletcher Building Ltd.	1,492,457	4,042
	Kiwi Property Group Ltd.	2,787,026	2,266
	SKYCITY Entertainment Group Ltd.	1,170,755	2,166
*	Air New Zealand Ltd.	904,271	848
			90,071
Norway (0.4%)
*	Dnb ASA	1,874,990	25,321
	Equinor ASA	1,732,631	22,108
	Telenor ASA	1,152,412	17,807
	Orkla ASA	1,367,795	12,912
	Mowi ASA	768,307	12,138
	Yara International ASA	306,931	10,741
	TOMRA Systems ASA	171,294	6,918
*	Norsk Hydro ASA	2,426,308	6,819
*	Adevinta ASA Class B	406,111	6,286
*	Schibsted ASA Class B	167,624	6,048
*	Schibsted ASA Class A	144,650	5,913
	Gjensidige Forsikring ASA	299,486	5,707
*	Salmar ASA	94,802	4,814

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Aker BP ASA	194,406	3,028
	Leroy Seafood Group ASA	464,778	2,183
	Aker ASA	42,584	1,714
			150,457
Pakistan (0.0%)
	Habib Bank Ltd.	1,185,352	961
	Fauji Fertilizer Co. Ltd.	1,138,822	751
	Oil & Gas Development Co. Ltd.	1,091,603	644
	Pakistan Petroleum Ltd.	1,225,773	639
			2,995
Philippines (0.3%)
	SM Investments Corp.	866,599	16,995
	SM Prime Holdings Inc.	16,233,337	11,303
	Ayala Land Inc.	14,209,457	9,673
	Ayala Corp.	582,178	9,176
	JG Summit Holdings Inc.	5,407,561	7,172
	BDO Unibank Inc.	3,530,480	6,465
	Bank of the Philippine Islands	3,182,692	4,827
	International Container Terminal Services Inc.	1,941,934	4,605
	Universal Robina Corp.	1,583,879	4,505
	PLDT Inc.	161,177	4,396
	Manila Electric Co.	476,601	2,952
	Metropolitan Bank & Trust Co.	3,244,378	2,727
	Jollibee Foods Corp.	718,395	2,520
	Globe Telecom Inc.	51,729	2,166
	Metro Pacific Investments Corp.	25,659,500	2,123
	GT Capital Holdings Inc.	176,327	1,565
	Aboitiz Power Corp.	2,797,332	1,561
	San Miguel Food and Beverage Inc.	1,183,080	1,561
	San Miguel Corp.	688,540	1,450
*	Megaworld Corp.	19,883,706	1,244
	LT Group Inc.	4,846,041	1,155
*	Alliance Global Group Inc.	6,981,299	1,144
	Puregold Price Club Inc.	1,150,100	980
	Bloomberry Resorts Corp.	5,774,450	844
	DMCI Holdings Inc.	6,888,996	624
	Semirara Mining & Power Corp.	2,492,184	545
			104,278
Poland (0.1%)
*	CD Projekt SA	112,236	9,530
*	KGHM Polska Miedz SA	247,334	7,401
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,514,638	7,266
*,1	Allegro.eu SA	276,454	5,618
*	Powszechny Zaklad Ubezpieczen SA	981,426	5,364
	Polski Koncern Naftowy ORLEN SA	547,639	5,278
*,1	Dino Polska SA	85,940	4,725
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,141,488	3,313
	Cyfrowy Polsat SA	484,357	3,023
*	Bank Polska Kasa Opieki SA	276,047	2,954
*	Lpp SA	1,539	2,041
*	Santander Bank Polska SA	54,081	1,684
*	PGE Polska Grupa Energetyczna SA	1,304,083	1,488
	Grupa Lotos SA	181,273	1,279
			60,964
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,019,733	24,761
	Galp Energia SGPS SA	895,290	7,271
	Jeronimo Martins SGPS SA	409,176	6,499
	EDP Renovaveis SA	268,380	5,102
*	Banco Espirito Santo SA	3,873,216	—
			43,633
Qatar (0.3%)
	Qatar National Bank QPSC	7,997,442	38,829

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Qatar Islamic Bank SAQ	2,102,546	9,364
	Industries Qatar QSC	3,586,603	8,851
	Masraf Al Rayan QSC	6,693,222	7,888
	Qatar Fuel QSC	892,572	4,215
	Commercial Bank PSQC	3,591,268	4,209
	Qatar Electricity & Water Co. QSC	911,983	4,174
	Mesaieed Petrochemical Holding Co.	7,841,717	4,012
	Qatar Gas Transport Co. Ltd.	4,965,706	3,660
	Barwa Real Estate Co.	3,363,836	3,081
	Qatar International Islamic Bank QSC	1,337,430	3,038
	Ooredoo QPSC	1,521,618	2,761
*	Doha Bank QPSC	2,704,363	1,806
	Qatar Insurance Co. SAQ	2,789,086	1,754
*	Ezdan Holding Group QSC	2,640,510	1,226
	United Development Co. QSC	3,001,729	1,218
	Qatar Aluminum Manufacturing Co.	4,972,020	1,189
	Vodafone Qatar QSC	2,870,458	1,019
			102,294
Romania (0.0%)
	Banca Transilvania SA	1,350,000	612

Russia (0.7%)
	Sberbank of Russia PJSC	13,570,846	34,395
	LUKOIL PJSC ADR	554,187	28,354
	Gazprom PJSC ADR	6,934,241	26,566
	Novatek PJSC	1,919,514	23,107
	MMC Norilsk Nickel PJSC ADR	742,378	17,694
	Tatneft PJSC ADR	406,928	12,647
	Sberbank of Russia PJSC ADR	1,197,550	12,107
	Gazprom PJSC	4,577,887	8,919
	Rosneft Oil Co. PJSC GDR	1,813,881	7,918
	Polyus PJSC GDR	78,591	7,730
	Lukoil PJSC	134,338	6,868
	Surgutneftegas OAO Preference Shares	13,143,400	6,002
	Magnit PJSC (XLON)	421,175	5,813
	AK Transneft OAO Preference Shares	2,890	4,811
	Surgutneftegas PJSC ADR	1,110,434	4,561
	Novolipetsk Steel PJSC	1,926,353	4,517
	Moscow Exchange MICEX-RTS PJSC	2,595,264	4,383
	Severstal PAO GDR	312,475	4,271
	Mobile TeleSystems PJSC	1,062,962	4,169
	Inter RAO UES PJSC	64,243,300	4,120
	Alrosa PJSC	4,497,350	4,048
	MMC Norilsk Nickel PJSC	16,160	3,846
	Magnit PJSC (MISX)	41,657	2,480
	Mobile TeleSystems PJSC ADR	276,748	2,164
	Polyus PJSC	10,736	2,101
	PhosAgro PJSC GDR	168,205	1,938
	RusHydro PJSC	210,194,634	1,914
	Tatneft PJSC	351,046	1,816
	VTB Bank PJSC	4,359,448,867	1,801
	VTB Bank PJSC GDR	2,300,991	1,788
	Magnitogorsk Iron & Steel Works PJSC	3,377,748	1,603
	Rosneft Oil Co. PJSC	327,580	1,452
	Rostelecom PJSC	1,223,758	1,430
	Sistema PJSFC GDR	191,390	1,192
	Federal Grid Co. Unified Energy System PJSC	489,926,667	1,173
	Rosseti PJSC	54,338,896	997
	Surgutneftegas PJSC	2,077,000	863
	Rostelecom PJSC ADR	118,592	823
	Unipro PJSC	22,147,100	722
*	Aeroflot PJSC	970,911	696
	Bashneft PAO Preference Shares	45,952	662
	Tatneft PAO Preference Shares	130,038	653

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Severstal PAO	40,869	560
	Sistema PJSFC	1,475,900	471
	Mosenergo PJSC	17,194,000	432
	PhosAgro PJSC	7,510	267
*	RussNeft PJSC	48,605	177
*	United Co. RUSAL International PJSC	317,710	123
	Sberbank of Russia PJSC ADR (XLON)	2,249	23
			267,167
Saudi Arabia (0.8%)
	Saudi Basic Industries Corp.	1,619,147	38,835
	Al Rajhi Bank	2,199,471	38,595
[1]	Saudi Arabian Oil Co.	4,002,457	35,908
	Saudi Telecom Co.	1,080,568	28,706
	National Commercial Bank	2,434,902	25,281
	Samba Financial Group	1,763,880	12,958
	Riyad Bank	2,625,468	12,585
*	Saudi British Bank	1,537,349	9,732
	Banque Saudi Fransi	1,057,769	8,358
*	Saudi Arabian Mining Co.	727,957	7,261
	Saudi Arabian Fertilizer Co.	359,766	7,227
	Saudi Electricity Co.	1,417,629	7,152
*	Alinma Bank	1,749,135	7,109
	Yanbu National Petrochemical Co.	416,953	6,384
	Almarai Co. JSC	453,418	6,242
	Arab National Bank	1,159,925	5,857
	Savola Group	470,483	5,744
*	Etihad Etisalat Co.	680,993	5,067
	Jarir Marketing Co.	105,453	4,857
	Bank AlBilad	643,701	3,986
*	Bupa Arabia for Cooperative Insurance Co.	111,819	3,404
*	Saudi Kayan Petrochemical Co.	1,326,989	3,356
*	Dr Sulaiman Al Habib Medical Services Group Co.	118,857	2,991
	Advanced Petrochemical Co.	191,126	2,947
	Mouwasat Medical Services Co.	83,664	2,854
	Abdullah Al Othaim Markets Co.	79,205	2,753
*	Mobile Telecommunications Co. Saudi Arabia	802,957	2,635
*	Sahara International Petrochemical Co.	639,489	2,484
	Bank Al-Jazira	712,433	2,467
*	Co for Cooperative Insurance	111,332	2,402
	Southern Province Cement Co.	120,082	2,151
	Saudi Industrial Investment Group	393,194	2,126
*	Dar Al Arkan Real Estate Development Co.	958,674	2,037
	Saudi Cement Co.	133,617	1,928
	Arabian Centres Co. Ltd.	291,544	1,883
*	National Industrialization Co.	573,728	1,729
*	Emaar Economic City	703,047	1,667
	National Petrochemical Co.	216,888	1,564
	Qassim Cement Co.	81,044	1,486
	Saudi Airlines Catering Co.	68,436	1,418
*	Rabigh Refining & Petrochemical Co.	403,788	1,312
	Yanbu Cement Co.	140,916	1,242
*	Seera Group Holding	258,853	1,152
*	Saudi Ground Services Co.	151,632	1,131
*	Saudi Research & Marketing Group	57,044	1,040
	Saudia Dairy & Foodstuff Co.	16,577	750
	Dallah Healthcare Co.	61,153	718
*	Fawaz Abdulaziz Al Hokair & Co.	107,624	535
			332,006
Singapore (0.7%)
	DBS Group Holdings Ltd.	3,212,148	47,848
	Oversea-Chinese Banking Corp. Ltd.	6,178,811	38,109
	United Overseas Bank Ltd.	2,310,950	32,109
	Singapore Telecommunications Ltd.	13,383,146	19,894
	Wilmar International Ltd.	3,763,146	11,141

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Ascendas REIT	5,223,972	11,023
	CapitaLand Mall Trust	7,841,427	9,940
	Singapore Exchange Ltd.	1,465,258	9,293
	CapitaLand Ltd.	4,493,741	8,456
	Keppel Corp. Ltd.	2,568,279	8,253
	Singapore Technologies Engineering Ltd.	2,706,322	6,918
	Mapletree Logistics Trust	4,617,700	6,596
	Venture Corp. Ltd.	450,051	6,344
	Mapletree Industrial Trust	2,741,200	6,109
	Singapore Airlines Ltd.	2,266,847	5,626
	Mapletree Commercial Trust	3,960,912	4,994
	Genting Singapore Ltd.	10,251,164	4,841
	Keppel DC REIT	2,103,900	4,467
	UOL Group Ltd.	894,967	4,080
	City Developments Ltd.	841,361	3,907
	Suntec REIT	3,736,572	3,670
	ComfortDelGro Corp. Ltd.	3,679,849	3,640
	Frasers Logistics & Commercial Trust	3,930,300	3,544
	Mapletree North Asia Commercial Trust	4,111,400	2,623
	Keppel REIT	3,540,800	2,582
	SATS Ltd.	1,137,915	2,482
	Jardine Cycle & Carriage Ltd.	177,839	2,313
	Singapore Press Holdings Ltd.	2,830,957	2,051
	Sembcorp Industries Ltd.	1,663,291	1,925
	Ascott Residence Trust	3,140,500	1,912
*	Sembcorp Marine Ltd.	16,631,284	1,462
	Singapore Post Ltd.	2,606,164	1,271
	Hutchison Port Holdings Trust	8,421,808	1,222
	NetLink NBN Trust	1,704,800	1,200
	Golden Agri-Resources Ltd.	11,522,101	1,191
	Olam International Ltd.	1,108,700	1,040
	StarHub Ltd.	978,937	839
	Wing Tai Holdings Ltd.	639,240	838
	SIA Engineering Co. Ltd.	405,309	484
	Frasers Property Ltd.	583,000	465
*	Mapletree Logistics Trust Rights Exp. 11/10/2020	87,736	—
			286,702
South Africa (1.1%)
*	Naspers Ltd.	750,816	146,580
	FirstRand Ltd.	8,247,718	19,146
	AngloGold Ashanti Ltd.	744,253	17,152
	Gold Fields Ltd.	1,556,833	16,837
	Standard Bank Group Ltd.	2,277,939	14,895
	Sibanye Stillwater Ltd.	4,568,571	13,471
	Impala Platinum Holdings Ltd.	1,324,370	11,787
	MTN Group Ltd.	3,192,290	11,398
*	Capitec Bank Holdings Ltd.	137,586	9,670
	Sanlam Ltd.	2,923,234	8,527
	Bid Corp. Ltd.	586,670	8,077
	Vodacom Group Ltd.	1,042,215	7,854
	Anglo American Platinum Ltd.	110,510	7,317
	Shoprite Holdings Ltd.	873,302	6,919
	Absa Group Ltd.	1,286,203	6,914
	MultiChoice Group	767,732	6,331
	Clicks Group Ltd.	426,045	6,162
*	Northam Platinum Ltd.	615,827	5,917
*	Sasol Ltd.	991,301	5,177
	Bidvest Group Ltd.	611,460	5,028
	Remgro Ltd.	917,694	4,895
	Old Mutual Ltd. (XLON)	7,981,512	4,588
*	Aspen Pharmacare Holdings Ltd.	681,489	4,438
	Discovery Ltd.	657,370	4,346
*	Harmony Gold Mining Co. Ltd.	860,172	4,284

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Mondi plc (XJSE)	200,265	3,760
	Tiger Brands Ltd.	301,106	3,735
	Nedbank Group Ltd.	622,962	3,685
	SPAR Group Ltd.	346,362	3,672
	Mr Price Group Ltd.	461,378	3,490
	Growthpoint Properties Ltd.	5,292,650	3,462
	Woolworths Holdings Ltd.	1,585,315	3,405
*	Reinet Investments SCA	201,435	3,197
	Foschini Group Ltd.	598,691	3,188
	Exxaro Resources Ltd.	451,797	3,048
	Kumba Iron Ore Ltd.	96,290	2,859
	African Rainbow Minerals Ltd.	188,256	2,648
	AVI Ltd.	558,443	2,529
	NEPI Rockcastle plc	695,753	2,467
	Life Healthcare Group Holdings Ltd.	2,461,458	2,461
	Rand Merchant Investment Holdings Ltd.	1,322,205	2,310
	Netcare Ltd.	2,553,211	2,021
	Pick n Pay Stores Ltd.	618,274	1,947
	Fortress REIT Ltd. Class A	2,095,810	1,617
	Truworths International Ltd.	771,261	1,488
*	Sappi Ltd.	971,282	1,386
	Redefine Properties Ltd.	10,437,315	1,283
	Momentum Metropolitan Holdings	1,578,605	1,263
	Barloworld Ltd.	356,206	1,252
	Santam Ltd.	74,052	1,117
	Resilient REIT Ltd.	575,092	1,088
	Coronation Fund Managers Ltd.	455,174	1,054
	PSG Group Ltd.	294,423	952
[1]	Pepkor Holdings Ltd.	1,277,632	940
	Investec Ltd.	486,262	895
	Telkom SA SOC Ltd.	524,873	826
	Distell Group Holdings Ltd.	146,903	735
[1]	Dis-Chem Pharmacies Ltd.	656,011	728
*	Ninety One Ltd.	249,702	657
	Liberty Holdings Ltd.	164,403	544
*	Fortress REIT Ltd. Class B	1,461,343	155
	Old Mutual Ltd. (XJSE)	211,510	123
			429,697
South Korea (3.5%)
[1]	Samsung Electronics Co. Ltd. GDR	176,091	222,151
	Samsung Electronics Co. Ltd.	3,912,692	196,674
	SK Hynix Inc.	924,456	65,584
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	63,310
	NAVER Corp.	236,603	60,540
	LG Chem Ltd.	81,945	44,683
*	Celltrion Inc.	183,664	39,217
	Samsung SDI Co. Ltd.	94,197	37,108
	Hyundai Motor Co.	248,458	36,368
	Kakao Corp.	95,516	27,852
	Hyundai Mobis Co. Ltd.	114,370	22,916
	LG Household & Health Care Ltd.	15,638	20,734
	Kia Motors Corp.	459,647	20,615
	NCSoft Corp.	29,957	20,583
	Posco ADR	360,034	16,673
	KB Financial Group Inc. ADR	416,226	14,872
	Samsung C&T Corp.	150,959	14,787
	LG Electronics Inc.	195,884	14,562
*,1	Samsung Biologics Co. Ltd.	23,952	14,474
	KT&G Corp.	197,119	14,075
	Hana Financial Group Inc.	514,734	13,904
	Samsung Electro-Mechanics Co. Ltd.	99,655	11,845
	Shinhan Financial Group Co. Ltd. ADR	419,929	11,300
	SK Innovation Co. Ltd.	96,584	10,796
	Shinhan Financial Group Co. Ltd.	375,950	10,200

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	LG Corp.	160,887	9,634
*	Celltrion Healthcare Co. Ltd.	127,085	9,534
	Samsung Fire & Marine Insurance Co. Ltd.	58,640	9,272
	KB Financial Group Inc.	258,465	9,245
	SK Holdings Co. Ltd.	55,945	9,111
	Samsung SDS Co. Ltd.	56,959	8,500
	Amorepacific Corp.	57,360	8,058
	Woori Financial Group Inc.	975,154	7,699
	SK Telecom Co. Ltd. ADR	306,131	6,447
	Samsung Life Insurance Co. Ltd.	114,288	6,397
*,^	HLB Inc.	74,648	6,120
*	Coway Co. Ltd.	99,607	6,099
	Korea Zinc Co. Ltd.	17,643	5,967
	Hanwha Solutions Corp.	147,834	5,747
	Posco	29,994	5,537
	Lotte Chemical Corp.	26,717	5,525
	Mirae Asset Daewoo Co. Ltd.	707,160	5,269
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	74,731	5,211
*	LG Display Co. Ltd.	407,098	5,083
	Hyundai Glovis Co. Ltd.	33,523	4,982
	Hyundai Motor Co. 2nd Preference Shares	66,572	4,717
	CJ CheilJedang Corp.	14,743	4,715
	E-MART Inc.	35,650	4,488
*	Alteogen Inc.	31,333	4,419
	Yuhan Corp.	83,295	4,383
*	Korea Electric Power Corp.	236,784	4,177
	Korea Investment Holdings Co. Ltd.	67,405	4,117
	Hankook Tire & Technology Co. Ltd.	134,348	3,764
	Orion Corp.	38,780	3,716
	Kumho Petrochemical Co. Ltd.	30,707	3,632
	Kangwon Land Inc.	192,924	3,600
	Hotel Shilla Co. Ltd.	54,429	3,588
	S-Oil Corp.	72,995	3,525
*	Samsung Heavy Industries Co. Ltd.	783,974	3,524
	Hyundai Engineering & Construction Co. Ltd.	128,685	3,508
	LG Uplus Corp.	351,097	3,437
	Hyundai Steel Co.	132,791	3,414
	Industrial Bank of Korea	469,356	3,408
	LG Chem Ltd. Preference Shares	12,243	3,395
	Daelim Industrial Co. Ltd.	48,770	3,371
	Hanjin Kal Corp.	50,181	3,303
	Hyundai Heavy Industries Holdings Co. Ltd.	17,276	3,288
	Samsung Securities Co. Ltd.	114,550	3,263
	DB Insurance Co. Ltd.	82,986	3,244
*,1	Netmarble Corp.	31,017	3,222
	Fila Holdings Corp.	92,712	3,164
*	Doosan Heavy Industries & Construction Co. Ltd.	249,921	3,041
*	Korea Electric Power Corp. ADR	350,836	3,031
*	Samsung Engineering Co. Ltd.	287,510	3,006
	Hanmi Pharm Co. Ltd.	12,840	2,987
*	Celltrion Pharm Inc.	30,794	2,979
	Hanon Systems	286,945	2,845
	GS Holdings Corp.	94,498	2,762
	POSCO Chemical Co. Ltd.	39,899	2,623
	Hyundai Motor Co. Preference Shares	37,085	2,587
	BNK Financial Group Inc.	524,311	2,561
	GS Engineering & Construction Corp.	107,455	2,550
*	Korean Air Lines Co. Ltd.	141,388	2,511
	S-1 Corp.	34,276	2,463
	LG Innotek Co. Ltd.	17,938	2,432
	LG Household & Health Care Ltd. Preference Shares	3,906	2,386
	Cheil Worldwide Inc.	125,639	2,325
	Shinsegae Inc.	12,331	2,274
	Korea Aerospace Industries Ltd.	116,667	2,259

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	SKC Co. Ltd.	34,483	2,250
	Hyundai Marine & Fire Insurance Co. Ltd.	107,533	2,215
	AMOREPACIFIC Group	52,250	2,021
	NH Investment & Securities Co. Ltd.	236,899	2,007
	CJ ENM Co. Ltd.	16,883	1,973
	Mando Corp.	60,877	1,935
*	CJ Logistics Corp.	13,576	1,916
*,^	Doosan Infracore Co. Ltd.	239,359	1,771
*	OCI Co. Ltd.	32,078	1,766
	SK Telecom Co. Ltd.	9,146	1,734
	Hanwha Corp.	80,694	1,721
	Hite Jinro Co. Ltd.	55,096	1,636
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	85,955	1,633
	DGB Financial Group Inc.	277,685	1,525
	CJ Corp.	22,581	1,518
^	Hanssem Co. Ltd.	18,111	1,514
	Lotte Shopping Co. Ltd.	20,096	1,488
	Samsung Card Co. Ltd.	57,236	1,485
	LOTTE Fine Chemical Co. Ltd.	34,238	1,471
	HDC Hyundai Development Co-Engineering & Construction	83,732	1,468
	NongShim Co. Ltd.	5,747	1,463
	Hyundai Department Store Co. Ltd.	27,645	1,452
*	Hanwha Aerospace Co. Ltd.	64,264	1,435
	LS Corp.	31,252	1,432
	Dongsuh Cos. Inc.	55,235	1,409
	GS Retail Co. Ltd.	48,347	1,373
	Korea Gas Corp.	50,848	1,230
	Medytox Inc.	7,270	1,189
	Lotte Corp.	46,891	1,182
	Hanmi Science Co. ltd	24,445	1,154
	BGF retail Co. Ltd.	11,076	1,152
	KCC Corp.	8,372	1,136
	SK Networks Co. Ltd.	274,934	1,103
	Doosan Bobcat Inc.	42,928	1,097
*	NHN Corp.	17,810	1,096
	Ottogi Corp.	2,331	1,093
	Posco International Corp.	91,633	1,082
	Ssangyong Cement Industrial Co. Ltd.	212,468	1,041
*,^,§	SillaJen Inc.	94,185	1,004
	Hyundai Wia Corp.	26,670	990
	KEPCO Plant Service & Engineering Co. Ltd.	40,242	978
*	Daewoo Engineering & Construction Co. Ltd.	346,213	921
	Hyundai Mipo Dockyard Co. Ltd.	36,929	919
	Mirae Asset Daewoo Co. Ltd. Preference Shares	212,315	850
	Paradise Co. Ltd.	75,316	850
	Amorepacific Corp. Preference Shares	14,636	682
*,^	Helixmith Co. Ltd.	41,373	678
	Hanwha Life Insurance Co. Ltd.	483,092	659
*	Doosan Solus Co. Ltd.	20,228	570
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,525	569
	LG Electronics Inc. Preference Shares	19,232	548
	Lotte Chilsung Beverage Co. Ltd.	6,546	498
	Hanwha Corp. Preference Shares	36,056	411
*	Doosan Heavy Industries & Construction Co. Ltd. Rights Exp. 12/04/2020	95,965	348
	CJ CheilJedang Corp. Preference Shares	1,095	153
			1,378,058
Spain (1.4%)
*	Iberdrola SA	10,560,809	124,699
*	Banco Santander SA (XMAD)	27,967,801	56,008
^	Industria de Diseno Textil SA	1,875,698	46,310
[1]	Cellnex Telecom SA	611,320	39,242
	Amadeus IT Group SA	757,629	36,098
	Banco Bilbao Vizcaya Argentaria SA	11,763,604	33,940
	Telefonica SA	8,347,851	27,156

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Ferrovial SA	856,002	18,539
*,1	Aena SME SA	125,151	16,862
*	Repsol SA	2,503,334	15,716
	Endesa SA	567,071	15,214
	Red Electrica Corp. SA	769,474	13,554
	CaixaBank SA	6,403,252	11,683
	Siemens Gamesa Renewable Energy SA	401,371	11,391
^	Grifols SA	384,515	10,391
	ACS Actividades de Construccion y Servicios SA	416,358	9,897
	Enagas SA	445,280	9,611
	Naturgy Energy Group SA	502,412	9,334
	Grifols SA Preference Shares	310,067	5,240
	Bankinter SA	1,224,386	4,601
	Inmobiliaria Colonial Socimi SA	583,760	4,156
	Merlin Properties Socimi SA	615,638	4,144
	Acciona SA	36,895	3,728
	Bankia SA	2,129,441	2,620
	Mapfre SA	1,636,437	2,469
*	Banco Santander SA (XMEX)	1,038,439	2,007
	Zardoya Otis SA	275,760	1,685
			536,295
Sweden (2.1%)
	Telefonaktiebolaget LM Ericsson Class B	5,348,847	59,717
*	Volvo AB Class B	2,696,896	52,420
	Investor AB Class B	862,978	51,726
	Atlas Copco AB Class A	1,129,534	49,859
	Assa Abloy AB Class B	1,650,513	35,375
*	Sandvik AB	1,939,146	34,566
*	Hexagon AB Class B	457,463	33,531
^	Essity AB Class B	1,095,746	31,715
*	Swedbank AB Class A	1,798,614	28,158
	Atlas Copco AB Class B	682,169	26,138
	Hennes & Mauritz AB Class B	1,570,767	25,538
*	Skandinaviska Enskilda Banken AB Class A	2,583,741	22,172
*	Svenska Handelsbanken AB Class A	2,644,942	21,431
	Swedish Match AB	278,656	20,950
^	Telia Co. AB	4,631,347	17,720
*	Kinnevik AB	427,214	17,494
[1]	Evolution Gaming Group AB	229,556	17,026
	Epiroc AB Class A	1,124,797	16,795
*	Svenska Cellulosa AB SCA Class B	1,092,834	14,782
	Skf AB	690,885	14,143
	Boliden AB	491,582	13,405
*	Nibe Industrier AB Class B	540,839	13,023
^	Skanska AB Class B	644,811	12,094
	Investor AB Class A	191,766	11,467
*	Alfa Laval AB	564,051	11,457
	Tele2 AB	955,560	11,278
	Castellum AB	484,192	10,081
*	Industrivarden AB Class A	374,725	10,067
	Epiroc AB Class B	684,157	9,794
*,^	Electrolux AB Class B	410,416	9,254
*	Fastighets AB Balder Class B	174,230	8,200
*	Securitas AB Class B	552,057	7,793
*	Industrivarden AB Class C	300,672	7,677
	Elekta AB Class B	645,544	7,550
	Husqvarna AB	724,222	7,468
*	Trelleborg AB Class B	436,494	7,263
	EQT AB	361,209	6,863
	ICA Gruppen AB	139,299	6,594
	Lundin Energy AB	343,784	6,572
*,1	Sinch AB	66,431	6,307
*	L E Lundbergforetagen AB Class B	133,634	6,006
*	Swedish Orphan Biovitrum AB	315,632	5,443

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
^	Investment AB Latour Class B	218,431	5,094
	Lifco AB Class B	67,492	4,941
*	Saab AB Class B	164,261	3,768
	Holmen AB	79,147	2,997
	Sweco AB Class B	53,957	2,715
	Telefonaktiebolaget LM Ericsson Class A	100,981	1,206
*,^	Svenska Handelsbanken AB Class B	91,793	886
*	Volvo AB Class A	26,206	509
*	Skandinaviska Enskilda Banken AB Class C	33,504	308
*	Svenska Cellulosa AB SCA Class A	8,325	115
			809,451
Switzerland (6.1%)
	Nestle SA	4,953,631	557,174
	Roche Holding AG	1,237,473	397,639
	Novartis AG	3,819,058	297,591
	Zurich Insurance Group AG	265,292	88,116
	Lonza Group AG	132,841	80,490
	ABB Ltd.	3,209,320	77,874
	UBS Group AG	5,989,509	69,730
	Givaudan SA	16,561	67,535
	Sika AG	248,782	61,202
	Cie Financiere Richemont SA	906,497	56,659
*	Alcon Inc.	818,618	46,541
	Credit Suisse Group AG	4,183,308	39,454
	Geberit AG	63,856	36,345
	Swiss Re AG	499,035	35,811
	LafargeHolcim Ltd. (XVTX)	687,933	29,526
	Partners Group Holding AG	29,575	26,627
	SGS SA	10,553	26,359
	Swisscom AG	45,768	23,278
*	Sonova Holding AG	94,644	22,465
	Logitech International SA	264,135	22,221
	Swiss Life Holding AG	56,852	19,124
	Straumann Holding AG	17,994	18,783
	Schindler Holding AG	72,699	18,623
	Kuehne & Nagel International AG	89,929	17,973
	Julius Baer Group Ltd.	388,308	17,282
	Chocoladefabriken Lindt & Spruengli AG (Registered)	178	15,389
	Roche Holding AG (Bearer)	47,576	15,329
	Chocoladefabriken Lindt & Spruengli AG	1,824	14,461
	Adecco Group AG	275,463	13,507
	Temenos AG	108,165	11,625
	Swiss Prime Site AG	134,610	11,325
	Swatch Group AG (Bearer)	53,385	11,305
	Barry Callebaut AG	5,439	11,230
	Baloise Holding AG	81,700	11,173
	EMS-Chemie Holding AG	12,687	11,159
	Vifor Pharma AG	93,236	10,493
	LafargeHolcim Ltd. (XPAR)	230,997	9,930
	PSP Swiss Property AG	77,648	9,390
	Schindler Holding AG (Registered)	34,498	8,867
*	SIG Combibloc Group AG	424,254	8,726
	Georg Fischer AG	7,340	7,414
[1]	VAT Group AG	37,705	7,074
	Clariant AG	354,364	6,079
	Banque Cantonale Vaudoise	50,923	4,934
	Helvetia Holding AG	58,610	4,596
*	Flughafen Zurich AG	34,042	4,594
	DKSH Holding AG	64,173	4,129
	Swatch Group AG (Registered)	67,282	2,750
	OC Oerlikon Corp. AG	345,743	2,407
	Sulzer AG	31,683	2,319
			2,374,627

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
Taiwan (4.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,720,629	395,919
	Taiwan Semiconductor Manufacturing Co. Ltd.	19,108,373	289,103
	MediaTek Inc.	2,648,700	62,960
	Hon Hai Precision Industry Co. Ltd.	21,376,823	57,977
	Delta Electronics Inc.	3,849,676	25,614
	Formosa Plastics Corp.	8,721,873	24,144
	Nan Ya Plastics Corp.	10,088,615	20,723
	CTBC Financial Holding Co. Ltd.	32,423,939	20,476
	Cathay Financial Holding Co. Ltd.	14,793,661	19,879
	Largan Precision Co. Ltd.	183,848	19,524
	Fubon Financial Holding Co. Ltd.	13,153,861	18,738
	Mega Financial Holding Co. Ltd.	19,429,777	18,723
	Uni-President Enterprises Corp.	8,536,487	18,299
	E.Sun Financial Holding Co. Ltd.	21,310,239	18,118
	Chunghwa Telecom Co. Ltd. ADR	465,963	17,604
	United Microelectronics Corp. ADR	2,969,084	15,736
	China Steel Corp.	22,052,234	15,665
	Formosa Chemicals & Fibre Corp.	6,123,306	14,748
	Yuanta Financial Holding Co. Ltd.	20,627,272	12,825
	Taiwan Cement Corp.	8,996,102	12,767
	First Financial Holding Co. Ltd.	17,964,359	12,605
	ASE Technology Holding Co. Ltd.	5,571,449	12,506
	Quanta Computer Inc.	4,783,598	12,070
	Hotai Motor Co. Ltd.	572,000	12,056
	Taiwan Cooperative Financial Holding Co. Ltd.	17,043,650	11,449
	Chailease Holding Co. Ltd.	2,254,895	10,954
	Asustek Computer Inc.	1,257,026	10,680
	Realtek Semiconductor Corp.	845,768	10,536
	Yageo Corp.	829,000	10,328
	Hua Nan Financial Holdings Co. Ltd.	16,964,749	10,208
	Taiwan Mobile Co. Ltd.	2,922,713	9,984
	Novatek Microelectronics Corp.	992,916	9,279
	President Chain Store Corp.	997,904	9,007
	Catcher Technology Co. Ltd.	1,324,153	8,371
	Taishin Financial Holding Co. Ltd.	18,519,440	8,167
	Pegatron Corp.	3,623,038	7,808
	Win Semiconductors Corp.	714,000	7,789
	Shanghai Commercial & Savings Bank Ltd.	5,874,000	7,615
	Advantech Co. Ltd.	743,536	7,527
	China Development Financial Holding Corp.	24,329,318	7,140
	Chunghwa Telecom Co. Ltd.	1,869,207	7,013
	SinoPac Financial Holdings Co. Ltd.	18,692,229	6,998
	Accton Technology Corp.	950,000	6,902
	Chang Hwa Commercial Bank Ltd.	11,505,155	6,860
	Formosa Petrochemical Corp.	2,464,580	6,785
	Airtac International Group	234,000	6,299
	Far Eastern New Century Corp.	6,965,819	6,289
	Silergy Corp.	102,000	6,289
	Lite-On Technology Corp.	3,777,767	6,154
	Asia Cement Corp.	4,158,519	5,986
	Shin Kong Financial Holding Co. Ltd.	21,273,015	5,925
	Far EasTone Telecommunications Co. Ltd.	2,818,643	5,915
	Unimicron Technology Corp.	2,376,975	5,680
	Globalwafers Co. Ltd.	371,000	5,403
	United Microelectronics Corp.	4,966,978	5,338
	Giant Manufacturing Co. Ltd.	530,625	5,242
	Innolux Corp.	15,096,370	5,240
	Wistron Corp.	5,075,445	5,074
*	Oneness Biotech Co. Ltd.	491,000	5,061
	Vanguard International Semiconductor Corp.	1,522,466	4,974
	Micro-Star International Co. Ltd.	1,229,000	4,954
	Walsin Technology Corp.	865,000	4,954
	Parade Technologies Ltd.	128,000	4,891

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Compal Electronics Inc.	7,378,510	4,807
	Eclat Textile Co. Ltd.	358,398	4,769
	Feng TAY Enterprise Co. Ltd.	779,532	4,732
	Zhen Ding Technology Holding Ltd.	1,054,000	4,467
	Inventec Corp.	5,517,064	4,367
	Acer Inc.	5,108,396	4,269
	Pou Chen Corp.	4,765,125	4,210
	Cheng Shin Rubber Industry Co. Ltd.	3,273,222	4,134
*	AU Optronics Corp. ADR	1,020,878	4,063
	Taiwan High Speed Rail Corp.	3,728,000	3,946
	Wiwynn Corp.	155,000	3,944
	ASMedia Technology Inc.	75,000	3,765
	China Life Insurance Co. Ltd.	5,503,998	3,691
	Synnex Technology International Corp.	2,412,889	3,586
	Hiwin Technologies Corp.	393,000	3,429
	Walsin Lihwa Corp.	5,461,000	3,393
	Teco Electric and Machinery Co. Ltd.	3,208,000	3,355
	Foxconn Technology Co. Ltd.	1,908,925	3,348
	Chicony Electronics Co. Ltd.	1,050,337	3,167
	Genius Electronic Optical Co. Ltd.	160,000	3,145
	Powertech Technology Inc.	1,048,000	3,101
	Taiwan Business Bank	8,864,840	2,916
*	Evergreen Marine Corp. Taiwan Ltd.	4,217,300	2,790
	Nanya Technology Corp.	1,376,600	2,790
	Nien Made Enterprise Co. Ltd.	227,000	2,559
	Taiwan Fertilizer Co. Ltd.	1,286,000	2,304
*	AU Optronics Corp.	5,680,000	2,294
*	Epistar Corp.	1,830,000	2,149
	Eternal Materials Co. Ltd.	1,820,104	2,143
	Formosa Taffeta Co. Ltd.	1,814,000	1,986
	momo.com Inc.	82,000	1,962
	Eva Airways Corp.	4,080,188	1,542
	Taiwan Secom Co. Ltd.	483,725	1,485
	Capital Securities Corp.	3,704,587	1,414
*	China Airlines Ltd.	4,564,913	1,398
*	Taiwan Glass Industry Corp.	3,057,089	1,342
	Far Eastern International Bank	3,635,710	1,316
*	HTC Corp.	1,211,570	1,218
*	Yulon Motor Co. Ltd.	971,377	1,211
	Wan Hai Lines Ltd.	1,229,702	1,128
	Transcend Information Inc.	493,455	1,100
	ASE Technology Holding Co. Ltd. ADR	225,217	1,029
*	TPK Holding Co. Ltd.	548,422	968
*	OBI Pharma Inc.	238,790	935
	U-Ming Marine Transport Corp.	732,000	743
*	China Motor Corp.	425,642	661
	Yulon Nissan Motor Co. Ltd.	39,633	341
			1,553,259
Thailand (0.6%)
	PTT PCL (Foreign)	25,125,620	24,970
	CP ALL PCL (Foreign)	9,461,813	16,288
	Airports of Thailand PCL (Foreign)	8,782,390	14,562
	Advanced Info Service PCL (Foreign)	1,944,164	10,754
	Siam Cement PCL NVDR	952,280	10,319
	Bangkok Dusit Medical Services PCL	16,547,401	9,285
	PTT Exploration & Production PCL (Foreign)	2,551,400	6,447
	Siam Commercial Bank PCL (Foreign)	3,003,189	6,253
	Siam Cement PCL (Foreign)	576,213	6,244
	Gulf Energy Development PCL	6,693,654	6,119
	Charoen Pokphand Foods PCL (Foreign)	6,740,178	5,456
	Intouch Holdings PCL NVDR	3,094,304	5,307
	Central Pattana PCL	4,111,994	5,079
	Kasikornbank PCL (Foreign)	1,987,983	4,854
	Home Product Center PCL	10,545,389	4,716

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Delta Electronics Thailand PCL	809,000	4,642
	PTT Global Chemical PCL	3,526,927	4,519
*	Minor International PCL (Foreign)	8,005,567	4,283
^	BTS Group Holdings PCL	14,746,441	4,208
	Bangkok Expressway & Metro PCL	15,037,627	3,951
	Digital Telecommunications Infrastructure Fund	9,304,248	3,790
	Bangkok Bank PCL	1,186,600	3,676
	Energy Absolute PCL	2,900,700	3,536
^	Krung Thai Bank PCL (Foreign)	12,340,812	3,421
*	Central Retail Corp. PCL (Foreign)	3,839,600	3,282
	Krungthai Card PCL	2,536,300	3,212
	Kasikornbank PCL	1,155,637	2,822
	Thai Union Frozen Products PCL (Foreign)	5,364,049	2,614
	Bangkok Bank PCL (Foreign)	830,927	2,574
	Siam Commercial Bank PCL	1,230,600	2,562
	Electricity Generating PCL (Foreign)	473,009	2,517
	Indorama Ventures PCL	3,366,583	2,384
	TMB Bank PCL	81,591,467	2,117
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,392,645	2,078
	Osotspa PCL	1,986,000	2,037
	Banpu PCL	9,497,029	1,996
	Muangthai Capital PCL	1,126,700	1,977
	Thai Oil PCL (Foreign)	1,790,983	1,967
	Bumrungrad Hospital PCL (Foreign)	608,042	1,774
	Global Power Synergy PCL	1,015,307	1,685
	Berli Jucker PCL	1,770,915	1,634
	Srisawad Corp. PCL	1,025,400	1,627
	B Grimm Power PCL	1,174,500	1,478
	True Corp. PCL	16,649,986	1,450
	Asset World Corp. PCL	15,246,400	1,426
	Intouch Holdings PCL (Foreign)	800,197	1,372
	Land & Houses PCL	6,369,900	1,306
	Land & Houses PCL (Foreign)	5,553,476	1,139
	IRPC PCL (Foreign)	17,398,528	1,127
	Total Access Communication PCL (Foreign)	1,056,623	1,039
	Siam Makro PCL	529,000	674
	Siam City Cement PCL (Foreign)	152,936	581
	Carabao Group PCL	156,400	549
	Bangkok Life Assurance PCL (Foreign)	809,802	480
	Central Pattana PCL NVDR	257,900	319
*	SCG Packaging PCL	134,218	152
	Bumrungrad Hospital PCL NVDR	50,700	148
	Total Access Communication PCL NVDR	150,300	148
*	Minor International PCL Warrants Exp. 07/31/2023	330,048	66
	Bangkok Life Assurance PCL	83,800	48
	Krung Thai Bank PCL NVDR	166,300	46
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	1,374,224	21
*	Minor International PCL Warrants Exp. 12/31/2021	322,731	2
			227,109
Turkey (0.1%)
	BIM Birlesik Magazalar AS	786,654	6,220
*	Turkcell Iletisim Hizmetleri AS	1,902,241	3,294
*	Turkiye Garanti Bankasi AS	3,674,108	2,901
	Eregli Demir ve Celik Fabrikalari TAS	2,450,994	2,803
	KOC Holding AS	1,545,212	2,615
*	Akbank T.A.S.	4,558,036	2,586
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,075,331	2,148
	Turkiye Sise ve Cam Fabrikalari AS	2,609,087	1,903
*	Tupras Turkiye Petrol Rafinerileri AS	210,099	1,879
	Haci Omer Sabanci Holding AS (Bearer)	1,600,906	1,575
*	Turkiye Is Bankasi AS	2,513,178	1,536
	Ford Otomotiv Sanayi AS	114,038	1,475
	Enka Insaat ve Sanayi AS	1,267,464	1,095
*	Turk Hava Yollari AO	975,733	1,050

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Petkim Petrokimya Holding AS	1,914,837	935
*	Arcelik AS	272,508	876
	Anadolu Efes Biracilik Ve Malt Sanayii AS	352,902	820
*	Koza Altin Isletmeleri AS	84,990	751
	Tofas Turk Otomobil Fabrikasi AS	220,438	706
*	Yapi ve Kredi Bankasi AS	2,738,909	703
	Turk Telekomunikasyon AS	889,470	681
	Coca-Cola Icecek AS	114,036	612
*	Turkiye Vakiflar Bankasi TAO	1,169,460	532
	Tekfen Holding AS	305,173	480
	TAV Havalimanlari Holding AS	245,379	404
	Iskenderun Demir ve Celik AS	275,551	245
			40,825
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	7,836,918	24,149
	Emirates Telecommunications Group Co. PJSC	3,125,116	14,318
	Emirates NBD Bank PJSC	3,844,556	9,854
§	Abu Dhabi Commercial Bank PJSC	4,761,430	7,576
	Aldar Properties PJSC	6,878,967	5,080
*	Emaar Properties PJSC	6,280,010	4,500
	Dubai Islamic Bank PJSC	3,253,460	3,682
	Abu Dhabi Islamic Bank PJSC	1,624,065	1,911
*	Emaar Malls PJSC	3,735,923	1,490
	Air Arabia PJSC	4,010,189	1,192
	Dubai Investments PJSC	3,858,174	1,184
	Dana Gas PJSC	6,321,347	1,163
*	DAMAC Properties Dubai Co. PJSC	2,890,982	851
*	Emaar Development PJSC	1,361,907	837
	Dubai Financial Market PJSC	2,767,106	623
			78,410
United Kingdom (8.5%)
	AstraZeneca plc	2,331,746	234,121
*	HSBC Holdings plc	36,112,608	151,334
	GlaxoSmithKline plc	8,734,519	145,854
	Diageo plc	4,080,202	131,864
	British American Tobacco plc	4,050,256	128,375
	Unilever plc	1,933,782	110,204
	Rio Tinto plc	1,929,837	109,155
	Reckitt Benckiser Group plc	1,122,651	98,893
	Royal Dutch Shell plc Class A	7,198,438	90,553
	BP plc	35,341,673	90,146
	Royal Dutch Shell plc Class B	6,702,710	80,830
	National Grid plc	6,264,341	74,518
	BHP Group plc	3,690,166	71,487
	Vodafone Group plc	47,358,252	63,175
	London Stock Exchange Group plc	561,388	60,517
	Experian plc	1,621,589	59,405
	Prudential plc	4,632,634	56,660
	Anglo American plc	2,192,080	51,433
	CRH plc (XLON)	1,336,088	46,886
	Tesco plc	17,010,767	45,275
*	Lloyds Banking Group plc	124,254,147	45,242
	Compass Group plc	3,178,302	43,504
*	Barclays plc	30,659,391	42,496
*	Ferguson plc	400,741	39,802
*	Glencore plc	19,119,139	38,568
	RELX plc (XLON)	1,839,791	36,406
	SSE plc	1,842,181	30,211
	RELX plc (XAMS)	1,494,869	29,575
	BAE Systems plc	5,713,765	29,371
	Ashtead Group plc	801,445	28,962
	Smith & Nephew plc	1,554,097	26,986
	Imperial Brands plc	1,664,952	26,352
*	Ocado Group plc	852,126	25,129

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Legal & General Group plc	10,449,221	25,053
	Segro plc	2,131,474	24,906
	Aviva plc	6,952,662	23,191
*	Rentokil Initial plc	3,332,620	22,689
	3i Group plc	1,695,706	21,179
*	Standard Chartered plc	4,574,479	20,905
	Intertek Group plc	289,417	20,847
	Halma plc	677,441	20,789
*	Flutter Entertainment plc	118,918	20,603
	BT Group plc	15,416,582	20,247
	Spirax-Sarco Engineering plc	131,681	19,251
	Bunzl plc	599,449	18,635
*,1	Just Eat Takeaway.com NV (XLON)	158,794	17,589
	Croda International plc	222,708	17,407
	Next plc	228,003	17,220
	Persimmon plc	568,592	17,215
	WPP plc	2,116,930	16,909
*	InterContinental Hotels Group plc	325,774	16,553
	Smurfit Kappa Group plc	429,992	16,224
	Sage Group plc	1,925,602	15,844
*	Informa plc	2,653,277	14,396
*	Kingfisher plc	3,780,811	14,061
	United Utilities Group plc	1,230,903	13,760
	Associated British Foods plc	616,891	13,567
	Severn Trent plc	429,109	13,505
	Admiral Group plc	373,536	13,307
*	Melrose Industries plc	8,568,225	13,292
*	GVC Holdings plc	1,033,909	12,952
	Polymetal International plc	608,513	12,934
[1]	Auto Trader Group plc	1,692,265	12,723
	Mondi plc (XLON)	669,870	12,696
*	Natwest Group plc	7,865,889	12,683
*	Rightmove plc	1,553,212	12,431
	Burberry Group plc	705,290	12,387
	Smiths Group plc	707,398	12,188
	DCC plc	176,482	11,468
	Standard Life Aberdeen plc	3,906,849	11,384
*	Barratt Developments plc	1,794,625	11,217
	Hargreaves Lansdown plc	638,886	11,216
	St. James's Place plc	949,132	11,062
	Berkeley Group Holdings plc	209,029	10,990
	Whitbread plc	361,774	10,073
*	RSA Insurance Group plc	1,829,868	10,049
	Hikma Pharmaceuticals plc	301,875	9,815
	Pennon Group plc	760,884	9,792
	B&M European Value Retail SA	1,518,389	9,529
	Johnson Matthey plc	339,788	9,459
*	Taylor Wimpey plc	6,471,034	8,866
	M&G plc	4,603,850	8,757
	Pearson plc	1,321,627	8,732
*	Weir Group plc	459,196	8,531
*	Howden Joinery Group plc	1,021,519	8,433
*	DS Smith plc	2,293,355	8,412
	Land Securities Group plc	1,273,941	8,405
	Direct Line Insurance Group plc	2,420,597	8,272
	Antofagasta plc	617,137	8,229
	Phoenix Group Holdings plc	940,776	8,079
	Coca-Cola HBC AG	349,558	7,940
	Wm Morrison Supermarkets plc	3,760,422	7,938
	Intermediate Capital Group plc	497,612	7,558
	British Land Co. plc	1,659,147	7,493
	JD Sports Fashion plc	768,659	7,395
	J Sainsbury plc	2,807,376	7,328
	HomeServe plc	493,165	7,068

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Bellway plc	220,113	6,660
[1]	ConvaTec Group plc	2,790,500	6,532
	Schroders plc	192,247	6,513
	Tate & Lyle plc	830,738	6,404
	IMI plc	477,026	6,396
*	Hiscox Ltd.	589,562	6,301
*	ITV plc	6,734,930	6,294
	AVEVA Group plc	112,923	6,268
	Derwent London plc	180,170	6,204
*	Travis Perkins plc	451,194	6,197
[1]	Avast plc	980,090	6,023
*	Rolls-Royce Holdings plc Rights Exp. 11/11/2020	10,095,920	5,101
*	Centrica plc	10,470,907	5,043
[1]	Quilter plc	3,175,762	5,042
	Fresnillo plc	332,275	5,012
*	Meggitt plc	1,382,207	4,898
	Evraz plc	1,034,978	4,820
*	Renishaw plc	60,658	4,401
	Ashmore Group plc	796,718	3,686
	KAZ Minerals plc	388,344	3,169
*,^	Rolls-Royce Holdings plc	3,119,795	2,888
	easyJet plc	403,892	2,648
	International Consolidated Airlines Group SA (London Shares)	2,009,416	2,513
^	TUI AG (XLON)	537,911	2,112
*,§	NMC Health plc	140,418	—
			3,318,042
Total Common Stocks (Cost $34,980,243)			38,820,415

		Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund	0.112%		5,836,921	583,692

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[4]	United States Cash Management Bill	0.145%	12/15/20	36,100	36,097
Total Temporary Cash Investments (Cost $619,815)					619,789
Total Investments (100.6%) (Cost $35,600,058)					39,440,204
Other Assets and Liabilities—Net (-0.6%)					(244,662)
Net Assets (100%)					39,195,542

Cost is in $000.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $379,507,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $1,224,919,000, representing 3.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $408,978,000 was received for securities on loan.
4	Securities with a value of $36,097,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (4.6%)
	Breville Group Ltd.	352,039	6,522
	Reliance Worldwide Corp. Ltd.	2,029,358	5,858
	Nine Entertainment Co. Holdings Ltd.	3,855,146	5,635
	Steadfast Group Ltd.	2,191,717	5,495
	Bapcor Ltd.	863,285	4,653
	Link Administration Holdings Ltd.	1,285,860	4,324
*	Lynas Corp. Ltd.	2,000,261	3,980
	IGO Ltd.	1,231,606	3,849
	Eagers Automotive Ltd.	498,047	3,809
	ARB Corp. Ltd.	167,356	3,625
	Charter Hall Long Wale REIT	1,058,452	3,549
	Regis Resources Ltd.	1,200,873	3,525
	Healius Ltd.	1,476,971	3,500
	BWP Trust	1,233,614	3,478
*,^	Zip Co. Ltd.	849,805	3,423
	nib holdings Ltd.	1,166,412	3,413
	St. Barbara Ltd.	1,800,192	3,385
	Elders Ltd.	422,188	3,329
	Super Retail Group Ltd.	412,915	3,250
*	Megaport Ltd.	335,991	3,193
	Waypoint REIT	1,678,817	3,163
	Pendal Group Ltd.	691,707	3,147
	National Storage REIT	2,466,482	3,130
	IRESS Ltd.	482,012	3,119
*	Silver Lake Resources Ltd.	2,074,902	3,107
	Premier Investments Ltd.	202,744	3,041
	Charter Hall Retail REIT	1,209,556	2,927
	Ramelius Resources Ltd.	2,047,889	2,796
	Codan Ltd.	333,396	2,768
*,^	Mesoblast Ltd.	1,284,383	2,761
	Cromwell Property Group	4,482,787	2,759
	Corporate Travel Management Ltd.	267,814	2,748
*	Champion Iron Ltd.	1,158,988	2,744
	Netwealth Group Ltd.	224,759	2,730
*,^	PolyNovo Ltd.	1,475,300	2,698
[1]	Viva Energy Group Ltd.	2,230,818	2,639
*	Perseus Mining Ltd.	2,981,588	2,579
	InvoCare Ltd.	359,025	2,550
	Centuria Industrial REIT	1,161,451	2,508
	Kogan.com Ltd.	165,320	2,393
^	Ingenia Communities Group	736,237	2,389
	Technology One Ltd.	376,962	2,380
	Costa Group Holdings Ltd.	943,452	2,361
*	De Grey Mining Ltd.	3,003,720	2,331
	Pro Medicus Ltd.	101,838	2,325
*	PointsBet Holdings Ltd.	320,566	2,251
	AUB Group Ltd.	188,179	2,206
*	Tyro Payments Ltd.	817,733	2,138
*	United Malt Grp Ltd.	743,992	2,109
*	Nanosonics Ltd.	581,404	2,106
^	Webjet Ltd.	837,674	2,052
	Bingo Industries Ltd.	1,166,549	2,019
	Collins Foods Ltd.	295,939	2,009
*	Gold Road Resources Ltd.	2,139,076	2,002
	HUB24 Ltd.	123,400	1,994
	GUD Holdings Ltd.	211,589	1,887
	Lifestyle Communities Ltd.	260,257	1,862
	Credit Corp. Group Ltd.	143,630	1,850
	G8 Education Ltd.	2,313,524	1,843
	Charter Hall Social Infrastructure REIT	901,339	1,836
	Growthpoint Properties Australia Ltd.	766,649	1,833

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*,^	Blackmores Ltd.	36,838	1,819
	Bega Cheese Ltd.	512,805	1,804
	IPH Ltd.	384,370	1,782
	Abacus Property Group	904,629	1,762
	Brickworks Ltd.	144,064	1,751
	Centuria Capital Group (XASX)	1,071,635	1,750
	Data#3 Ltd.	396,380	1,740
	NRW Holdings Ltd.	1,132,890	1,738
	Aventus Group	1,000,490	1,730
	Nickel Mines Ltd.	2,748,268	1,728
*	Bellevue Gold Ltd.	2,089,331	1,666
*	nearmap Ltd.	1,013,935	1,641
*,^	West African Resources Ltd.	2,410,057	1,636
*	Westgold Resources Ltd.	882,399	1,605
	Centuria Office REIT	1,099,154	1,592
*	EML Payments Ltd.	750,142	1,590
*	Resolute Mining Ltd.	2,758,065	1,566
*,^	Pilbara Minerals Ltd.	5,241,485	1,552
	Austal Ltd.	788,485	1,504
	SeaLink Travel Group Ltd.	357,660	1,469
*	GrainCorp Ltd. Class A	575,280	1,431
	Monadelphous Group Ltd.	221,584	1,425
	Arena REIT	764,762	1,418
^	Clinuvel Pharmaceuticals Ltd.	95,629	1,390
	Omni Bridgeway Ltd.	570,916	1,389
	Bravura Solutions Ltd.	660,731	1,364
*,^	Electro Optic Systems Holdings Ltd.	346,605	1,341
	Select Harvests Ltd.	308,280	1,327
	Perenti Global Ltd.	1,771,762	1,303
	Service Stream Ltd.	923,530	1,302
	Rural Funds Group	769,831	1,299
	Hansen Technologies Ltd.	446,636	1,241
	Sandfire Resources Ltd.	397,404	1,237
	oOh!media Ltd.	1,337,694	1,233
*,^	Alkane Resources Ltd.	1,411,015	1,228
	Tassal Group Ltd.	481,861	1,200
*,^	Orocobre Ltd.	640,377	1,155
	Integral Diagnostics Ltd.	386,811	1,143
	GWA Group Ltd.	616,707	1,143
*	Opthea Ltd.	738,024	1,126
	Infomedia Ltd.	1,014,323	1,107
*	Avita Therapeutics Inc.	263,859	1,100
^	Jumbo Interactive Ltd.	141,980	1,085
*	Sigma Healthcare Ltd.	2,906,765	1,085
*	Galaxy Resources Ltd.	1,099,566	1,079
	Accent Group Ltd.	897,272	1,053
*,^	Paradigm Biopharmaceuticals Ltd.	545,804	1,036
	Inghams Group Ltd.	512,436	1,031
*	Capricorn Metals Ltd.	778,669	951
	McMillan Shakespeare Ltd.	144,064	948
*	Mayne Pharma Group Ltd.	4,447,060	937
*	Starpharma Holdings Ltd. Class A	923,360	932
	Hotel Property Investments	423,987	921
	Pact Group Holdings Ltd.	554,638	916
	BWX Ltd.	343,995	913
	Mount Gibson Iron Ltd.	1,900,989	909
	GDI Property Group	1,213,209	907
	SmartGroup Corp. Ltd.	235,650	902
*	Southern Cross Media Group Ltd.	7,292,146	896
*	Eclipx Group Ltd.	831,213	869
*	Cooper Energy Ltd.	3,815,045	844
	Australian Pharmaceutical Industries Ltd.	1,092,436	843
*	Uniti Group Ltd.	995,574	831
	Western Areas Ltd.	613,174	828

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Macmahon Holdings Ltd.	4,775,255	804
*	Emeco Holdings Ltd.	1,505,560	804
	Jupiter Mines Ltd.	3,976,411	796
^	Lovisa Holdings Ltd.	147,628	781
§	Freedom Foods Group Ltd.	357,425	756
*	Karoon Energy Ltd.	1,368,857	745
	MyState Ltd.	255,780	725
*	Senex Energy Ltd.	3,471,516	720
	Aurelia Metals Ltd.	2,160,962	710
^	FlexiGroup Ltd.	1,056,147	699
*	AMA Group Ltd.	1,348,376	693
	HT&E Ltd.	651,544	687
*,^	Bubs Australia Ltd.	1,405,838	686
*	Australian Agricultural Co. Ltd.	859,280	673
	Cedar Woods Properties Ltd.	166,885	673
	Asaleo Care Ltd.	995,199	663
*,^	Carnarvon Petroleum Ltd.	4,081,991	660
	Genworth Mortgage Insurance Australia Ltd.	544,453	653
	Estia Health Ltd.	653,889	611
	OFX Group Ltd.	616,521	541
^	Virtus Health Ltd.	167,148	527
*	Superloop Ltd.	797,944	517
[1]	Coronado Global Resources Inc.	937,377	491
*	Village Roadshow Ltd.	301,418	473
^	New Hope Corp. Ltd.	624,534	470
	MACA Ltd.	707,617	410
*,^	Myer Holdings Ltd.	2,235,002	363
*,^	Syrah Resources Ltd.	1,122,665	361
	SG Fleet Group Ltd.	302,464	359
	Navigator Global Investments Ltd.	323,361	351
*	Dacian Gold Ltd.	1,397,618	350
*,^	Seven West Media Ltd.	2,424,160	281
*	WPP AUNZ Ltd.	946,694	280
	Regis Healthcare Ltd.	376,843	273
	Vita Group Ltd.	378,563	264
*,^	New Century Resources Ltd.	1,964,861	228
	Japara Healthcare Ltd.	728,831	197
*	Centuria Capital Group	71,442	117
*,^,§	Liquefied Natural Gas Ltd.	1,600,429	48
*	PointsBet Holdings Ltd. Warrants Exp. 09/30/2022	8,974	17
*,§	SGH Energy Pty Ltd.	1,906,834	—
*,^,§	SpeedCast International Ltd.	631,077	—
			284,385
Austria (0.6%)
	Wienerberger AG	289,087	7,298
*,1	BAWAG Group AG	147,534	5,418
	CA Immobilien Anlagen AG	179,437	4,929
	Mayr Melnhof Karton AG	23,858	3,898
*	Immofinanz AG	210,387	2,821
^	Oesterreichische Post AG	85,248	2,707
*,^	Lenzing AG	32,030	2,242
	S Immo AG	130,817	1,933
	Evn AG	100,266	1,602
	UNIQA Insurance Group AG	282,303	1,590
*	Strabag SE	44,045	1,278
*,^	Do & Co AG	18,204	661
	Palfinger AG	28,032	649
*	Flughafen Wien AG	27,428	648
	Schoeller-Bleckmann Oilfield Equipment AG	24,513	594
	Agrana Beteiligungs AG	30,733	555
	Zumtobel Group AG	76,393	427
*,^	Porr AG	26,516	354
			39,604

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
Belgium (1.4%)
	Warehouses De Pauw CVA	348,464	11,675
	Cofinimmo SA	70,574	9,592
	Aedifica SA	94,712	9,545
	Euronav NV	528,881	3,864
^	Melexis NV	48,327	3,679
	Montea C.V.A	33,010	3,625
	Fagron	158,376	3,516
	Shurgard Self Storage SA	69,660	2,970
	D'ieteren SA/NV	58,706	2,941
	Barco NV	180,062	2,825
	VGP NV	21,105	2,750
*	KBC Ancora	92,554	2,623
	Gimv NV	49,239	2,571
	Xior Student Housing NV	42,067	2,392
	bpost SA	261,791	2,320
*	Ontex Group NV	204,149	2,259
*	Tessenderlo Chemie NV (Voting Shares)	65,358	2,225
	Befimmo SA	53,907	2,099
	Bekaert SA	89,371	1,901
	Retail Estates NV	27,640	1,634
*	AGFA-Gevaert NV	415,407	1,579
	Orange Belgium SA	77,793	1,296
*	Cie d'Entreprises CFE	19,460	1,205
*,^	Kinepolis Group NV	33,936	862
*	Mithra Pharmaceuticals SA	43,614	793
*	Econocom Group SA/NV	339,451	747
	Van de Velde NV	16,139	411
	Wereldhave Belgium Comm VA	6,639	278
			84,177
Brazil (0.8%)
	Metalurgica Gerdau SA Preference Shares Class A	1,894,970	3,236
*,1	Locaweb Servicos de Internet SA	213,000	2,567
*	Marfrig Global Foods SA	1,000,650	2,401
	MRV Engenharia e Participacoes SA	766,165	2,250
	Linx SA	346,067	2,165
*	Light SA	613,849	2,064
*	Omega Geracao SA	247,864	1,458
	Santos Brasil Participacoes SA	1,797,605	1,231
	Cia de Saneamento de Minas Gerais-COPASA	162,841	1,215
*	Gol Linhas Aereas Inteligentes SA Preference Shares	443,581	1,213
*	Minerva SA	681,395	1,184
	Arezzo Industria e Comercio SA	112,310	1,180
	Iguatemi Empresa de Shopping Centers SA	222,859	1,165
	Alupar Investimento SA	290,209	1,154
	Movida Participacoes SA	364,700	1,153
*	Anima Holding SA	230,062	1,119
	AES Tiete Energia SA	434,165	1,112
	Randon Participacoes SA Preference Shares	487,788	1,079
	SLC Agricola SA	237,700	1,059
*	Petro Rio SA	193,900	1,058
	Banco Pan SA Preference Shares	790,962	1,028
	LOG Commercial Properties e Participacoes SA	183,365	1,002
*	Vivara Participacoes SA	257,900	980
	Cia Hering	349,600	969
	CVC Brasil Operadora e Agencia de Viagens SA	417,600	894
	BK Brasil Operacao e Assessoria a Restaurantes SA	510,200	866
	Construtora Tenda SA	182,234	853
	BR Properties SA	560,806	847
	Iochpe Maxion SA	357,344	827
	JHSF Participacoes SA	719,800	807
*	EcoRodovias Infraestrutura e Logistica SA	433,368	755
*	Grupo SBF SA	185,300	741
	SIMPAR SA	159,700	715

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Camil Alimentos SA	334,500	705
	Marcopolo SA Preference Shares	1,589,532	679
	Unipar Carbocloro SA Preference Shares	122,026	643
*	Tupy SA	184,331	606
*	C&A Modas Ltda	294,300	605
	Even Construtora e Incorporadora SA	283,722	510
	Instituto Hermes Pardini SA	123,600	462
	Direcional Engenharia SA	216,994	426
	Smiles Fidelidade SA	162,800	409
	Jereissati Participacoes SA	97,300	356
[1]	Ser Educacional SA	147,998	343
	Enauta Participacoes SA	206,400	341
	Wiz Solucoes e Corretagem de Seguros SA	216,800	338
	Mahle-Metal Leve SA	106,600	331
	Alliar Medicos A Frente SA	123,000	208
			49,309
Canada (14.3%)
	Kirkland Lake Gold Ltd.	725,560	33,057
	Kinross Gold Corp.	3,278,804	26,087
	Open Text Corp.	706,148	25,945
^	Emera Inc.	647,973	25,850
	Algonquin Power & Utilities Corp.	1,550,303	23,505
	WSP Global Inc.	297,658	18,827
	Ritchie Bros Auctioneers Inc.	286,480	17,366
	B2Gold Corp.	2,678,398	17,229
	Pan American Silver Corp.	536,831	17,060
	First Quantum Minerals Ltd.	1,451,760	16,683
	CCL Industries Inc. Class B	390,277	14,881
	Northland Power Inc.	453,350	14,662
	TMX Group Ltd.	147,205	14,304
^	Canadian Apartment Properties REIT	442,973	14,240
	Yamana Gold Inc.	2,475,907	13,771
	Toromont Industries Ltd.	210,059	13,078
	FirstService Corp.	95,153	12,759
	Empire Co. Ltd.	440,484	12,018
	CAE Inc.	693,831	11,858
*	Descartes Systems Group Inc.	219,713	11,781
	Element Fleet Management Corp.	1,141,912	10,757
*	Kinaxis Inc.	69,986	10,684
	Quebecor Inc. Class B	456,646	10,594
	Gildan Activewear Inc.	509,454	10,554
*	SSR Mining Inc.	568,692	10,526
	iA Financial Corp. Inc.	292,780	10,201
	Lundin Mining Corp.	1,652,776	9,986
	Inter Pipeline Ltd.	1,110,551	9,886
	Cameco Corp.	1,033,043	9,816
	TFI International Inc.	217,383	9,679
	Parkland Corp.	385,095	9,406
	Alamos Gold Inc. Class A	1,019,004	9,308
	AltaGas Ltd.	729,174	9,244
	Onex Corp.	208,554	9,016
^	RioCan REIT	826,107	8,916
	Granite REIT	150,813	8,456
	Tourmaline Oil Corp.	650,850	8,432
	Stantec Inc.	291,469	8,370
	Keyera Corp.	571,625	8,113
*	Endeavour Mining Corp.	328,307	8,053
	Boyd Group Services Inc.	55,731	7,994
^	Allied Properties REIT	317,988	7,712
*,^	Ballard Power Systems Inc.	513,851	7,579
	Finning International Inc.	424,179	6,450
^	SNC-Lavalin Group Inc.	458,714	6,418
*	NovaGold Resources Inc.	613,381	6,358
	Premium Brands Holdings Corp.	86,823	6,194

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	West Fraser Timber Co. Ltd.	130,688	6,061
	Innergex Renewable Energy Inc.	335,989	6,058
	CI Financial Corp.	519,513	6,056
	Capital Power Corp.	273,957	6,037
^	Choice Properties REIT	666,013	6,014
*	Pretium Resources Inc.	482,642	5,887
*	BlackBerry Ltd.	1,305,132	5,858
	Boralex Inc. Class A	198,239	5,766
	Stella-Jones Inc.	176,312	5,738
*	Ivanhoe Mines Ltd.	1,447,269	5,692
	BRP Inc.	104,395	5,639
^	H&R REIT	731,245	5,620
	Gibson Energy Inc.	380,540	5,604
*	Eldorado Gold Corp.	445,956	5,590
	Colliers International Group Inc.	78,555	5,564
	Atco Ltd. Class I	197,665	5,503
*	Equinox Gold Corp.	506,174	5,406
^	SmartCentres REIT	337,258	5,331
	Enghouse Systems Ltd.	105,397	5,230
*,^	First Majestic Silver Corp.	502,923	5,145
	Primo Water Corp.	402,858	5,050
^	First Capital REIT	558,395	4,954
	Centerra Gold Inc.	563,650	4,924
*	Lightspeed POS Inc. (XTSE)	151,963	4,861
	Methanex Corp.	162,181	4,808
	Osisko Gold Royalties Ltd.	427,753	4,784
^	Brookfield Infrastructure Corp. Class A	84,183	4,595
	ARC Resources Ltd.	909,931	4,480
*	IAMGOLD Corp.	1,211,101	4,436
	TransAlta Corp.	717,704	4,256
*	Canadian Solar Inc.	115,753	4,208
*,^	Canada Goose Holdings Inc.	134,453	4,193
*	Air Canada Class A	379,051	4,191
^	Canadian Western Bank	221,978	4,082
	Superior Plus Corp.	458,635	4,079
^	Chartwell Retirement Residences	560,636	4,023
	Norbord Inc.	121,197	3,982
	Linamar Corp.	117,761	3,849
^	GFL Environmental Inc.	194,787	3,735
	PrairieSky Royalty Ltd.	595,797	3,654
	Maple Leaf Foods Inc.	197,465	3,596
*	Parex Resources Inc.	361,764	3,522
	TransAlta Renewables Inc.	278,678	3,493
^	Genworth MI Canada Inc.	95,643	3,173
*,^	Aphria Inc.	696,023	3,129
	North West Co. Inc.	124,202	3,062
*	Torex Gold Resources Inc.	221,045	2,980
	Hudbay Minerals Inc.	562,194	2,536
*	Seven Generations Energy Ltd. Class A	712,053	2,523
	Winpak Ltd.	80,620	2,491
*,^	Cronos Group Inc.	468,407	2,486
*,^	Great Canadian Gaming Corp.	143,502	2,450
*	Home Capital Group Inc. Class B	133,308	2,434
	Cascades Inc.	225,166	2,396
*	ATS Automation Tooling Systems Inc.	192,883	2,389
^	Cominar REIT	433,849	2,312
	ECN Capital Corp.	575,338	2,280
	Transcontinental Inc. Class A	188,519	2,233
	Husky Energy Inc.	852,463	2,195
	Laurentian Bank of Canada	110,707	2,178
	Russel Metals Inc.	159,132	2,118
*	OceanaGold Corp.	1,614,506	2,109
*	Canfor Corp.	171,604	2,081
*	Turquoise Hill Resources Ltd.	256,428	2,015

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Cogeco Communications Inc.	28,390	1,977
^	Boardwalk REIT	96,959	1,949
	Whitecap Resources Inc.	1,033,094	1,884
	Artis REIT	294,346	1,843
	Aecon Group Inc.	162,212	1,731
^	Crescent Point Energy Corp.	1,361,320	1,696
*	Celestica Inc.	282,652	1,661
	Mullen Group Ltd.	243,946	1,641
	NFI Group Inc.	142,734	1,617
	Martinrea International Inc.	203,210	1,530
^	Dream Office REIT	108,620	1,428
*	MEG Energy Corp.	774,448	1,413
	First National Financial Corp.	47,285	1,313
^	Westshore Terminals Investment Corp.	117,052	1,176
*,^	Bombardier Inc. Class B	5,402,365	1,135
*,^	Aurora Cannabis Inc.	278,556	1,125
	Enerplus Corp.	564,773	1,026
^	Vermilion Energy Inc.	389,173	961
^	Northview Apartment REIT	22,369	606
*	Lightspeed POS Inc. (XNYS)	14,700	471
			884,970
Chile (0.2%)
	Cap SA	203,595	1,680
*	Cia Sud Americana de Vapores SA	47,081,155	1,370
	SMU SA	8,173,919	1,064
	Vina Concha y Toro SA	649,384	1,036
*	Latam Airlines Group SA	633,000	953
	Sonda SA	1,482,771	940
	Inversiones Aguas Metropolitanas SA	1,379,852	930
	Ripley Corp. SA	2,938,540	733
	Inversiones La Construccion SA	90,216	484
	Salfacorp SA	933,403	451
	Besalco SA	665,289	289
	Forus SA	227,995	280
			10,210
China (6.1%)
*	JinkoSolar Holding Co. Ltd. ADR	85,788	5,001
*	21Vianet Group Inc. ADR	197,580	4,536
	China Meidong Auto Holdings Ltd.	1,104,000	4,521
*	Baozun Inc. ADR	118,567	4,338
*,^	Hebei Construction Group Corp. Ltd.	1,204,500	4,018
	Chinasoft International Ltd.	5,302,304	3,849
*,^,1	Weimob Inc.	2,947,000	3,793
*,^	HUYA Inc. ADR	163,881	3,671
*	DouYu International Holdings Ltd. ADR	236,543	3,619
*	Daqo New Energy Corp. ADR	19,652	3,589
[1]	Yadea Group Holdings Ltd.	2,504,000	3,585
	China Yongda Automobiles Services Holdings Ltd.	2,330,500	3,321
*	360 DigiTech Inc. ADR	278,218	3,205
*,1	Alphamab Oncology	1,491,000	3,019
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,638,240	2,961
^	Tianneng Power International Ltd.	1,744,468	2,842
	Ever Sunshine Lifestyle Services Group Ltd.	1,524,000	2,635
	Greentown Service Group Co. Ltd.	2,284,000	2,507
	Powerlong Real Estate Holdings Ltd.	3,592,000	2,418
*	XD Inc.	496,200	2,407
[1]	Fu Shou Yuan International Group Ltd.	2,331,000	2,401
	Kaisa Group Holdings Ltd.	5,086,000	2,372
*	Noah Holdings Ltd. ADS	89,920	2,368
	Digital China Holdings Ltd.	3,211,588	2,364
	Shoucheng Holdings Ltd.	6,577,647	2,362
	China Overseas Property Holdings Ltd.	3,195,000	2,320
	Yuzhou Group Holdings Co. Ltd.	5,993,896	2,320
[1]	Zhou Hei Ya International Holdings Co. Ltd.	2,348,500	2,286

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	China Education Group Holdings Ltd.	1,350,000	2,250
*	LexinFintech Holdings Ltd. ADR	270,177	2,226
	Tianli Education International Holdings Ltd.	2,766,000	2,200
	Gemdale Properties & Investment Corp. Ltd.	13,902,000	2,159
[1]	AK Medical Holdings Ltd.	964,000	2,157
	Ausnutria Dairy Corp. Ltd.	1,488,000	2,126
*,^,1	Koolearn Technology Holding Ltd.	644,500	2,087
	Xinyi Energy Holdings Ltd.	4,010,000	2,068
*,1	Jiumaojiu International Holdings Ltd.	921,000	2,033
	SSY Group Ltd.	3,591,324	1,966
*,1	China Logistics Property Holdings Co. Ltd.	3,738,000	1,954
	China Overseas Grand Oceans Group Ltd.	3,247,500	1,896
[1]	China Yuhua Education Corp. Ltd.	2,372,000	1,876
*	GCL-Poly Energy Holdings Ltd.	39,729,000	1,824
	COFCO Joycome Foods Ltd.	5,511,000	1,797
	China SCE Group Holdings Ltd.	4,003,000	1,720
	China Water Affairs Group Ltd.	2,341,600	1,680
	Hisense Home Appliances Group Co. Ltd.	1,161,173	1,670
*,^,1	Viva Biotech Holdings	1,686,000	1,610
[1]	Hope Education Group Co. Ltd.	6,734,000	1,588
	Zhongyu Gas Holdings Ltd.	1,815,000	1,586
^	E-House China Enterprise Holdings Ltd.	1,546,500	1,583
	Hollysys Automation Technologies Ltd.	133,641	1,495
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,353,193	1,428
*	Skyworth Group Ltd.	5,428,710	1,422
*,^,1	CStone Pharmaceuticals	968,500	1,422
*	JA Solar Technology Co. Ltd. Class A	247,600	1,422
	Yuexiu REIT	3,071,207	1,418
*	Sohu.com Ltd. ADR	74,536	1,404
	NetDragon Websoft Holdings Ltd.	634,590	1,365
	China Oriental Group Co. Ltd.	6,004,000	1,359
	Sany Heavy Equipment International Holdings Co. Ltd.	2,413,000	1,330
*,1	Venus MedTech Hangzhou Inc.	137,000	1,321
	Sihuan Pharmaceutical Holdings Group Ltd.	11,257,000	1,298
*	Lifetech Scientific Corp.	5,066,058	1,291
	Fantasia Holdings Group Co. Ltd.	6,765,000	1,280
	Jinchuan Group International Resources Co. Ltd.	13,414,000	1,268
*	So-Young International Inc. ADR	108,568	1,267
	Lonking Holdings Ltd.	4,711,313	1,255
	C&D International Investment Group Ltd.	762,000	1,240
*	China Kepei Education Group Ltd.	1,796,000	1,239
	Fanhua Inc. ADR	82,530	1,237
	Zhenro Properties Group Ltd.	2,127,000	1,227
*	Bitauto Holdings Ltd. ADR	76,544	1,220
*	Sogou Inc. ADR	134,435	1,196
*,1	Ascentage Pharma Group International	333,200	1,174
	TCL Electronics Holdings Ltd.	1,727,122	1,173
	China Dongxiang Group Co. Ltd.	9,359,000	1,160
^	Comba Telecom Systems Holdings Ltd.	3,599,959	1,155
[1]	China New Higher Education Group Ltd.	2,174,000	1,134
	China Suntien Green Energy Corp. Ltd. Class H	4,840,762	1,129
*	Beijing Chunlizhengda Medical Instruments Co. Ltd.	267,000	1,109
	Bank of Chongqing Co. Ltd. Class H	1,977,843	1,109
	Central China Real Estate Ltd.	2,055,000	1,106
^,1	Redco Properties Group Ltd.	2,492,000	1,103
[1]	Genertec Universal Medical Group Co. Ltd.	1,572,309	1,095
	Fufeng Group Ltd.	3,417,864	1,083
	Tiangong International Co. Ltd.	3,194,000	1,072
[1]	Midea Real Estate Holding Ltd.	469,800	1,062
*	BEST Inc. ADR	412,860	1,061
	Greatview Aseptic Packaging Co. Ltd.	2,441,000	1,046
	Skyfame Realty Holdings Ltd.	7,882,000	1,038
*,^	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	682,000	1,031
	China Tian Lun Gas Holdings Ltd.	1,219,900	1,028

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Zhongliang Holdings Group Co. Ltd.	1,509,000	1,019
*,^	Zhuguang Holdings Group Co. Ltd.	6,564,000	1,017
	Yuexiu Transport Infrastructure Ltd.	1,810,000	1,008
	PAX Global Technology Ltd.	1,729,062	1,005
^	China Maple Leaf Educational Systems Ltd.	3,660,000	994
	Sinopec Kantons Holdings Ltd.	2,731,962	988
	Q Technology Group Co. Ltd.	891,000	985
*	Ecovacs Robotics Co. Ltd. Class A	104,140	976
	China Resources Medical Holdings Co. Ltd.	1,605,791	956
	Skshu Paint Co. Ltd. Class A	42,920	951
	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	939
	Guangdong Hongda Blasting Co. Ltd. Class A	130,600	934
*,1	Maoyan Entertainment	659,400	930
*,1	Meitu Inc.	5,153,500	908
^	China Tobacco International HK Co. Ltd.	478,000	906
	Dongyue Group Ltd.	2,369,000	904
	JiuGui Liquor Co. Ltd. Class A	60,000	899
	Addsino Co. Ltd. Class A	297,000	894
	Xtep International Holdings Ltd.	2,611,879	886
	Ronshine China Holdings Ltd.	1,267,000	864
*,1	Yixin Group Ltd.	3,426,000	855
	Shenzhen Capchem Technology Co. Ltd. Class A	75,900	852
^,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	689,630	851
	West China Cement Ltd.	5,713,200	849
*,§	SMI Holdings Group Ltd.	2,800,800	845
	Tong Ren Tang Technologies Co. Ltd. Class H	1,407,516	826
	Hangzhou Steam Turbine Co. Ltd. Class B	697,104	815
	China Harmony Auto Holding Ltd.	2,049,000	806
*	Beijing BDStar Navigation Co. Ltd. Class A	90,500	802
	Jiangsu Yangnong Chemical Co. Ltd. Class A	57,200	796
	Jiangsu Shagang Co. Ltd. Class A	407,500	791
	CIMC Enric Holdings Ltd.	1,654,000	779
	Zhejiang Huafeng Spandex Co. Ltd. Class A	637,600	765
*	Tongdao Liepin Group	310,200	765
	Chacha Food Co. Ltd. Class A	83,600	743
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	277,400	742
	Greenland Hong Kong Holdings Ltd.	2,228,000	724
*	Ingenic Semiconductor Co. Ltd. Class A	68,600	722
	Concord New Energy Group Ltd.	13,630,000	722
	CMBC Capital Holdings Ltd.	44,200,876	721
	Infore Environment Technology Group Co. Ltd. Class A	583,465	709
	China High Speed Transmission Equipment Group Co. Ltd.	950,300	705
*	Hainan Airlines Holding Co. Ltd. Class A	3,018,100	700
	China BlueChemical Ltd. Class H	4,896,000	696
	Sanquan Food Co. Ltd. Class A	147,700	681
	China South City Holdings Ltd.	6,738,000	680
*	Shanxi Meijin Energy Co. Ltd. Class A	757,500	677
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	109,000	672
	China Lilang Ltd.	1,060,000	672
	Wuhu Token Science Co. Ltd. Class A	449,510	671
	Apeloa Pharmaceutical Co. Ltd. Class A	217,600	665
*,^	Qudian Inc. ADR	491,728	659
	CNHTC Jinan Truck Co. Ltd. Class A	124,100	649
*	Baozun Inc. Class A	53,781	648
	Jiangsu Yoke Technology Co. Ltd. Class A	85,500	647
	SPIC Dongfang New Energy Corp. Class A	989,650	643
	Xingda International Holdings Ltd.	2,488,000	641
	Sinocare Inc.	104,300	640
*	Qutoutiao Inc. ADR	297,378	639
	Qianhe Condiment and Food Co. Ltd. Class A	109,944	628
	Red Avenue New Materials Group Co. Ltd. Class A	108,100	626
*	BAIC BluePark New Energy Technology Co. Ltd. Class Class A	627,400	624
	Beijing Capital Land Ltd. Class H	3,597,000	619
	Aerospace CH UAV Co. Ltd.	174,686	619

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
*	Beijing Easpring Material Technology Co. Ltd. Class A	80,500	612
	Xiamen Kingdomway Group Co. Class A	108,033	612
	JNBY Design Ltd.	557,000	607
	Consun Pharmaceutical Group Ltd.	1,510,000	596
	China Zhenhua Group Science & Technology Co. Ltd. Class A	95,200	596
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	53,125	594
	Wuxi Taiji Industry Co. Ltd. Class A	389,800	593
[1]	China Everbright Greentech Ltd.	1,494,000	593
[1]	Impro Precision Industries Ltd.	2,037,000	593
*	Suzhou Maxwell Technologies Co. Ltd. Class A	9,600	592
*	Shanghai Liangxin Electrical Co. Ltd. Class A	145,400	590
*	Joinn Laboratories China Co. Ltd. Class A	37,400	589
*	Zhongtian Financial Group Co. Ltd. Class A	1,290,000	588
	Accelink Technologies Co. Ltd. Class A	125,000	587
	Shenzhen Sunlord Electronics Co. Ltd. Class A	148,900	575
*	State Grid Information & Communication Co. Ltd. Class A	220,500	574
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	92,600	563
	Xiamen Faratronic Co. Ltd. Class A	41,600	558
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	185,633	556
*	CAR Inc.	1,725,000	552
*	Gree Real Estate Co. Ltd. Class A	380,335	551
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	1,051,700	551
	Hangzhou Silan Microelectronics Co. Ltd. Class A	242,200	547
	Chaowei Power Holdings Ltd.	1,589,563	547
	Tongda Group Holdings Ltd.	10,052,346	546
*	Bafang Electric Suzhou Co. Ltd. Class A	19,800	545
*	Hi Sun Technology China Ltd.	4,995,101	544
*	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	90,300	543
	PharmaBlock Sciences Nanjing Inc. Class A	26,700	542
	Shanghai Weaver Network Co. Ltd. Class A	39,240	542
	Colour Life Services Group Co. Ltd.	1,118,000	542
	Fujian Torch Electron Technology Co. Ltd. Class A	74,700	539
	Guizhou Space Appliance Co. Ltd. Class A	79,100	539
	Shanghai Jin Jiang Capital Co. Ltd. Class H	3,855,480	538
*	Harbin Electric Co. Ltd. Class H	1,869,813	532
	Grandblue Environment Co. Ltd. Class A	140,900	527
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	148,300	522
	Beijing Thunisoft Corp. Ltd. Class A	149,100	521
	Shanghai Chinafortune Co. Ltd. Class A	196,800	519
*	Sinofibers Technology Co. Ltd. Class A	73,700	518
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	71,600	515
	Amoy Diagnostics Co. Ltd. Class A	40,800	513
	Hainan Poly Pharm Co. Ltd.	80,274	507
	China Shineway Pharmaceutical Group Ltd.	800,343	504
	Beijing United Information Technology Co. Ltd.	33,690	502
	YanTai Shuangta Food Co. Ltd. Class A	229,900	502
*	Anhui Honglu Steel Construction Group Co. Ltd. Class A	87,700	498
	Zhuzhou Kibing Group Co. Ltd. Class A	361,500	496
*	China Modern Dairy Holdings Ltd.	3,718,000	496
	China Merchants Land Ltd.	3,394,000	492
*	Visionox Technology Inc. Class A	252,200	492
*	Shanghai DZH Ltd. Class A	368,200	491
*	CCOOP Group Co. Ltd. Class A	1,108,300	491
	Eoptolink Technology Inc. Ltd. Class A	54,720	488
	Haohua Chemical Science & Technology Co. Ltd. Class A	145,800	487
	Quectel Wireless Solutions Co. Ltd. Class A	17,654	483
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	33,700	474
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	45,200	472
	Longshine Technology Group Co. Ltd. Class A	188,350	471
*	Hangzhou Dptech Technologies Co. Ltd. Class A	73,667	471
*	Tech-Bank Food Co. Ltd. Class A	214,184	468
	Digital China Group Co. Ltd. Class A	121,000	464
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	463
^	Wisdom Education International Holdings Co. Ltd.	1,416,000	461

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Estun Automation Co. Ltd. Class A	138,800	460
	CPMC Holdings Ltd.	1,042,000	459
*	Shaanxi Construction Machinery Co. Ltd. Class A	192,300	459
*,^,1	Ascletis Pharma Inc.	1,252,000	452
*	Shanghai Wanye Enterprises Co. Ltd. Class A	178,600	450
*,^,§	China ZhengTong Auto Services Holdings Ltd.	3,331,000	450
	Ming Yang Smart Energy Group Ltd. Class A	185,100	449
	Chengzhi Co. Ltd. Class A	231,000	448
*	Bear Electric Appliance Co. Ltd. Class A	25,700	446
	MLS Co. Ltd. Class A	243,900	443
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	442
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	441
*	Berry Genomics Co. Ltd. Class A	58,700	438
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	275,200	437
	Shenzhen Megmeet Electrical Co. Ltd. Class A	86,600	436
	Sinofert Holdings Ltd.	4,874,000	435
	PCI-Suntek Technology Co. Ltd. Class A	324,200	435
*	Bohai Leasing Co. Ltd. Class A	1,140,100	433
	Guangdong Tapai Group Co. Ltd. Class A	219,928	432
	Sai Micro Electronics Inc. Class A	106,000	432
*,^	Fullshare Holdings Ltd.	21,310,000	432
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	432
	Xinjiang Tianshan Cement Co. Ltd. Class A	193,700	431
	Risen Energy Co. Ltd. Class A	166,400	428
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	411,004	427
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	169,200	426
*	Xi'an Triangle Defense Co. Ltd. Class A	91,400	425
	Riyue Heavy Industry Co. Ltd. Class A	116,900	422
	COFCO Biotechnology Co. Ltd. Class A	344,500	422
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	340,500	419
*	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	25,500	418
	Yusys Technologies Co. Ltd. Class A	76,300	414
	Guangzhou Restaurant Group Co. Ltd. Class A	74,400	412
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	411
	Guangdong Provincial Expressway Development Co. Ltd. Class B	776,294	410
*	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	41,100	408
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	1,175,900	406
*	Shenzhen Beauty Star Co. Ltd. Class A	223,000	405
	Victory Giant Technology Huizhou Co. Ltd. Class A	128,600	402
*	YaGuang Technology Group Co. Ltd. Class A	193,500	401
	B-Soft Co. Ltd. Class A	204,800	400
	Shenzhen Yinghe Technology Co. Ltd. Class A	93,125	399
*,1	CGN New Energy Holdings Co. Ltd.	3,008,720	397
	Bethel Automotive Safety Systems Co. Ltd. Class A	75,600	396
*	Edifier Technology Co. Ltd. Class A	160,900	395
*	Fibocom Wireless Inc. Class A	44,795	394
	Anhui Jinhe Industrial Co. Ltd. Class A	92,600	394
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	167,000	392
*	Keshun Waterproof Technologies Co. Ltd. Class A	112,500	392
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	389
	Fujian Star-net Communication Co. Ltd. Class A	108,000	387
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	53,800	385
	Hubei Dinglong Co. Ltd. Class A	173,900	385
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	898,000	384
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	248,500	383
*	Wasu Media Holding Co. Ltd. Class A	263,700	381
*	Hubei Feilihua Quartz Glass Co. Ltd. Class A	62,500	381
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	378
	Shanghai Kinetic Medical Co. Ltd. Class A	133,548	378
*	Zhejiang Narada Power Source Co. Ltd. Class A	156,300	375
	INESA Intelligent Tech Inc. Class B	769,006	373
	China Fangda Group Co. Ltd. Class B	890,200	371
	Hangjin Technology Co. Ltd. Class A	127,700	371
	Sailun Group Co. Ltd. Class A	499,300	369

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Aotecar New Energy Technology Co. Ltd. Class A	579,100	368
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	583,800	368
*	Fangda Special Steel Technology Co. Ltd. Class A	399,492	365
	Shanghai AtHub Co. Ltd. Class A	34,800	362
*	Orient Group Inc. Class A	685,200	362
	Beijing Strong Biotechnologies Inc. Class A	108,000	361
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	495,800	360
	Chengtun Mining Group Co. Ltd. Class A	426,300	360
	Qingling Motors Co. Ltd. Class H	2,008,929	358
	Xiamen Xiangyu Co. Ltd. Class A	399,900	358
*	Inspur International Ltd.	1,511,203	357
	Shenzhen Sinovatio Technology Co. Ltd. Class A	31,987	356
	Shenzhen Tagen Group Co. Ltd. Class A	346,200	354
*	Chinadive Watersports Inc. Class A	40,000	354
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	35,340	353
	Titan Wind Energy Suzhou Co. Ltd. Class A	328,700	352
*	Shenzhen Kedali Industry Co. Ltd. Class A	34,700	351
*	First Tractor Co. Ltd. Class H	912,954	350
*,§	China Huiyuan Juice Group Ltd.	1,333,000	347
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	347
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	246,400	346
*	Anhui Genuine New Materials Co. Ltd. Class A	62,800	345
*	Hubei Kaile Science & Technology Co. Ltd. Class A	185,820	344
	Shanghai Pret Composites Co. Ltd. Class A	155,720	344
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	239,800	344
	Huangshan Tourism Development Co. Ltd. Class B	464,750	342
*	Kunming Yunnei Power Co. Ltd. Class A	364,400	342
	Wuhan Jingce Electronic Group Co. Ltd. Class A	45,592	339
	FAWER Automotive Parts Co. Ltd. Class A	300,900	339
	Eastern Communications Co. Ltd. Class B	764,450	336
	Long Yuan Construction Group Co. Ltd. Class A	283,500	335
	Beibuwan Port Co. Ltd. Class A	223,699	335
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	331
	Hainan Strait Shipping Co. Ltd. Class A	245,900	329
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	313,743	327
	Konfoong Materials International Co. Ltd. Class A	36,700	327
	Suzhou TFC Optical Communication Co. Ltd. Class A	36,800	327
*	Vats Liquor Chain Store Management JSC Ltd. Class A	76,800	325
	Tianjin Guangyu Development Co. Ltd. Class A	343,900	324
	Grinm Advanced Materials Co. Ltd. Class A	156,900	323
	Wasion Holdings Ltd.	1,383,454	322
	China Minmetals Rare Earth Co. Ltd. Class A	181,300	321
	Eastern Communications Co. Ltd. Class A	173,200	321
	IKD Co. Ltd. Class A	158,100	321
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	190,000	320
*	Fujian Green Pine Co. Ltd. Class A	95,400	319
*	Guangdong Create Century Intelligent Equipment Corp. Ltd. Class A	264,700	318
*	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	15,100	317
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	170,300	315
*	Monalisa Group Co. Ltd. Class A	70,100	314
	Feitian Technologies Co. Ltd. Class A	80,800	314
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	163,900	312
	Jiangxi Wannianqing Cement Co. Ltd. Class A	147,600	312
	Beijing GeoEnviron Engineering & Technology Inc. Class A	145,800	310
	Sichuan Haite High-tech Co. Ltd. Class A	139,700	310
	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	309
*	China Tianying Inc. Class A	469,700	308
	Shenzhen FRD Science & Technology Co. Ltd.	93,643	308
	Luoniushan Co. Ltd. Class A	212,700	305
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	305
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	304
	DBG Technology Co. Ltd. Class A	143,060	304
*	ZheJiang Dali Technology Co. Ltd. Class A	84,100	303
	Sichuan Yahua Industrial Group Co. Ltd. Class A	156,900	303

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	82,100	302
	Gansu Shangfeng Cement Co. Ltd. Class A	91,600	301
*	Wuhan DR Laser Technology Corp. Ltd. Class A	17,400	301
	Shanghai Belling Co. Ltd. Class A	129,800	301
	Shenzhen World Union Group Inc. Class A	375,300	301
	Chongqing Zaisheng Technology Corp. Ltd. Class A	130,700	300
	Shandong Dawn Polymer Co. Ltd. Class A	73,500	299
*	Bluedon Information Security Technology Co. Ltd. Class A	242,000	296
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	294
*	Guocheng Mining Co. Ltd.	186,375	294
*	Merit Interactive Co. Ltd. Class A	73,500	294
	Tianjin Port Development Holdings Ltd.	4,321,976	290
*	Lier Chemical Co. Ltd. Class A	97,100	289
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	289
	Sonoscape Medical Corp. Class A	74,800	289
	Beijing Watertek Information Technology Co. Ltd. Class A	323,600	288
	Shenzhen Comix Group Co. Ltd. Class A	134,500	287
	Huafu Fashion Co. Ltd. Class A	279,200	286
	Chow Tai Seng Jewellery Co. Ltd. Class A	77,500	285
*	Shanghai Phichem Material Co. Ltd. Class A	95,200	284
	IReader Technology Co. Ltd. Class A	74,000	284
	Shanghai Haixin Group Co. Class B	869,100	284
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	283
*,§	CT Environmental Group Ltd.	6,439,760	282
*	Yijiahe Technology Co. Ltd. Class A	22,600	281
	Shenzhen Desay Battery Technology Co. Class A	38,300	281
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	72,733	281
	Shanxi Coking Co. Ltd. Class A	369,840	279
*	Beijing Ctrowell Technology Corp. Ltd. Class A	131,800	278
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	149,800	278
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	92,900	277
	Wuhan Department Store Group Co. Ltd. Class A	142,205	277
*	ChemPartner PharmaTech Co. Ltd. Class A	92,700	277
	SGIS Songshan Co. Ltd. Class A	439,300	276
*	CSG Smart Science&Technology Co. Ltd. Class A	130,700	276
	Xinyu Iron & Steel Co. Ltd. Class A	444,363	276
*	Beijing Enterprises Clean Energy Group Ltd.	53,440,000	276
*	Guangdong Topstar Technology Co. Ltd. Class A	48,700	276
	Jack Sewing Machine Co. Ltd. Class A	64,200	272
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	85,900	272
	Sichuan Shuangma Cement Co. Ltd. Class A	138,100	270
*	Saurer Intelligent Technology Co. Ltd. Class A	350,400	268
*	Shandong Airlines Co. Ltd. Class B	362,104	268
*	Lushang Health Industry Development Co. Ltd. Class A	171,800	267
	Unilumin Group Co. Ltd. Class A	182,800	267
	Xi'an Tian He Defense Technology Co. Ltd. Class A	79,100	267
	Shanghai East China Computer Co. Ltd. Class A	77,500	266
	Sino Wealth Electronic Ltd. Class A	51,820	265
	Shenzhen Anche Technologies Co. Ltd. Class A	41,400	265
*	China Harzone Industry Corp. Ltd. Class A	154,900	264
	Jiangsu Guotai International Group Co. Ltd. Class A	284,200	263
	Shengda Resources Co. Ltd. Class A	126,700	263
	Beijing Tongtech Co. Ltd. Class A	51,100	261
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	83,500	261
	Sino-Platinum Metals Co. Ltd. Class A	81,100	260
	Beijing VRV Software Corp. Ltd. Class A	267,300	259
*	First Tractor Co. Ltd. Class A	149,100	259
	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	258
*	Myhome Real Estate Development Group Co. Ltd. Class A	467,900	258
	Konka Group Co. Ltd. Class A	295,400	258
	Electric Connector Technology Co. Ltd. Class A	46,200	256
	CTS International Logistics Corp. Ltd. Class A	242,880	255
	Beijing SuperMap Software Co. Ltd. Class A	81,900	254
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	252

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Jiangsu Hoperun Software Co. Ltd. Class A	146,900	251
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	211,800	251
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	104,500	250
*	Chongqing Iron & Steel Co. Ltd. Class A	1,169,567	250
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	249
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	122,720	249
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	249
	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	249
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	355,774	248
	YGSOFT Inc. Class A	201,090	248
	263 Network Communications Co. Ltd. Class A	245,100	247
*	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	71,500	247
	Hengdian Entertainment Co. Ltd. Class A	103,700	246
	Nantong Jianghai Capacitor Co. Ltd. Class A	155,900	246
	Biem.L.Fdlkk Garment Co. Ltd. Class A	94,880	245
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	113,200	244
*	Shang Gong Group Co. Ltd. Class B	652,412	244
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	243
	Dare Power Dekor Home Co. Ltd. Class A	101,400	243
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	94,100	241
	Hunan Aihua Group Co. Ltd. Class A	63,843	241
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	289,000	241
	Jinneng Science&Technology Co. Ltd. Class A	129,900	240
	Shanghai Maling Aquarius Co. Ltd. Class A	173,700	240
*,§	National Agricultural Holdings Ltd.	1,560,000	239
	CSSC Science & Technology Co. Ltd. Class A	136,700	238
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	133,700	238
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	156,000	238
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	238
	Beijing Global Safety Technology Co. Ltd. Class A	42,900	238
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	84,700	238
*	Zhongfu Information Inc. Class A	39,200	237
*	Client Service International Inc. Class A	54,500	237
	5I5J Holding Group Co. Ltd. Class A	434,300	236
	Foran Energy Group Co. Ltd. Class A	100,000	235
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	756,400	235
	GCI Science & Technology Co. Ltd. Class A	104,700	234
	China CAMC Engineering Co. Ltd. Class A	225,700	234
	Befar Group Co. Ltd. Class A	295,000	234
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	128,700	233
	Elion Clean Energy Co. Ltd. Class A	493,200	233
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	117,400	232
	Canny Elevator Co. Ltd. Class A	145,500	231
	Guorui Properties Ltd.	2,102,000	231
	Wuxi Boton Technology Co. Ltd. Class A	71,700	231
*	Zhejiang Jingu Co. Ltd. Class A	185,200	230
	Xinhuanet Co. Ltd. Class A	84,900	229
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	65,160	228
*	Grand Baoxin Auto Group Ltd.	1,828,359	227
	Renhe Pharmacy Co. Ltd. Class A	236,300	227
*	Hand Enterprise Solutions Co. Ltd. Class A	160,100	226
*	Jilin Electric Power Co. Ltd. Class A	389,564	226
	CGN Nuclear Technology Development Co. Ltd. Class A	170,424	225
*,§	Mingfa Group International Co. Ltd.	915,541	223
*	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	90,500	221
	Shenzhen SDG Information Co. Ltd. Class A	149,300	221
*	Wondershare Technology Group Co. Ltd. Class A	23,500	221
	Guomai Technologies Inc. Class A	182,500	220
	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	220
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	56,500	220
	Xinjiang Communications Construction Group Co. Ltd. Class A	114,300	219
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	147,400	218
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	218
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	147,897	217

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	101,900	216
*	Datong Coal Industry Co. Ltd. Class A	305,200	214
	Beijing Forever Technology Co. Ltd. Class A	115,300	213
	Dongjiang Environmental Co. Ltd. Class A	155,200	212
	Jiangsu Etern Co. Ltd. Class A	224,900	212
*	CITIC Press Corp. Class A	30,300	211
	Vatti Corp. Ltd. Class A	157,100	210
	Sumavision Technologies Co. Ltd. Class A	260,100	210
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	72,400	210
*	Kama Co. Ltd. Class B	548,129	210
	Fuan Pharmaceutical Group Co. Ltd. Class A	228,100	210
*	Beijing Philisense Technology Co. Ltd. Class A	256,300	209
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	209
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	311,600	209
	Bestsun Energy Co. Ltd. Class A	271,860	208
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	86,500	207
*	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	207
	Changchun Faway Automobile Components Co. Ltd. Class A	117,260	207
*	Beijing Wanji Technology Co. Ltd. Class A	35,700	206
	China Aluminum International Engineering Corp. Ltd. Class A	392,600	205
	Shanxi Blue Flame Holding Co. Ltd. Class A	172,700	202
*	Jiangsu Gian Technology Co. Ltd. Class A	22,200	201
	Zhongyuan Environment-Protection Co. Ltd. Class A	187,200	201
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	200
	Beken Corp. Class A	22,300	200
	Guizhou Gas Group Corp. Ltd. Class A	120,600	200
*	Wuhan P&S Information Technology Co. Ltd. Class A	214,600	199
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	62,500	199
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	199
	Hebei Chengde Lolo Co. Class A	192,560	198
	KPC Pharmaceuticals Inc. Class A	141,300	196
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	739,927	196
	Tianjin Teda Co. Ltd. Class A	264,400	196
*	Yonggao Co. Ltd. Class A	179,800	196
*	Zhejiang Firstar Panel Technology Co. Ltd. Class A	171,200	195
	Suzhou Good-Ark Electronics Co. Ltd. Class A	129,900	194
	Enjoyor Co. Ltd. Class A	126,100	194
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	194
*	Hwa Create Co. Ltd. Class A	110,500	193
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	464,844	193
	MYS Group Co. Ltd. Class A	293,300	193
	JSTI Group Class A	176,900	192
	Nanfang Zhongjin Environment Co. Ltd. Class A	342,400	192
	Shinva Medical Instrument Co. Ltd. Class A	77,600	191
	Anhui Korrun Co. Ltd. Class A	41,500	190
	Guangdong Shaoneng Group Co. Ltd. Class A	192,900	190
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	314,539	189
	Telling Telecommunication Holding Co. Ltd. Class A	184,200	189
*	Shenzhen Microgate Technology Co. Ltd. Class A	134,500	189
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	188
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	94,000	188
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	188
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	188
	Julong Co. Ltd. Class A	115,300	187
*	Guangdong Goworld Co. Ltd. Class A	102,900	186
*	Hainan Ruize New Building Material Co. Ltd. Class A	209,400	184
	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	184
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	140,600	184
	Dashang Co. Ltd. Class A	54,200	183
	Shenzhen Heungkong Holding Co. Ltd. Class A	599,900	183
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	191,700	183
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	290,900	182
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	134,200	182
*	Tongding Interconnection Information Co. Ltd. Class A	244,200	182

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Tibet Tianlu Co. Ltd. Class A	164,500	181
*	Nanjing Yunhai Special Metals Co. Ltd. Class A	124,200	181
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	85,500	180
	Tangrenshen Group Co. Ltd. Class A	151,200	177
	Baosheng Science and Technology Innovation Co. Ltd. Class A	266,605	177
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	55,920	177
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	169,300	175
*	Advanced Technology & Materials Co. Ltd. Class A	181,700	175
	Maoye Commercial Co. Ltd. Class A	311,024	174
*	Wutong Holding Group Co. Ltd. Class A	230,500	173
	Shandong New Beiyang Information Technology Co. Ltd. Class A	121,600	170
*	Focused Photonics Hangzhou Inc. Class A	84,000	170
	Jiangsu Huaxicun Co. Ltd. Class A	159,800	170
	Ningxia Jiaze New Energy Co. Ltd. Class A	370,000	170
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	112,900	169
	Tungkong Inc. Class A	104,800	169
	Anhui Sun-Create Electronics Co. Ltd. Class A	28,800	167
	Zhejiang Communications Technology Co. Ltd.	210,200	167
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	136,000	165
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	224,700	164
*	Innuovo Technology Co. Ltd. Class A	200,600	164
	Ningbo Yunsheng Co. Ltd. Class A	177,000	164
*	YongXing Special Materials Technology Co. Ltd. Class A	59,300	163
	Chongqing Pharscin Pharmaceutical Co. Ltd.	67,900	162
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	145,400	160
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	270,400	160
	Huizhou Speed Wireless Technology Co. Ltd. Class A	73,700	159
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	218,800	157
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	142,900	157
	Sino GeoPhysical Co. Ltd. Class A	61,300	156
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	194,500	153
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	175,800	152
	Zhejiang Hangmin Co. Ltd. Class A	191,400	152
	Hangzhou Zhongheng Electric Co. Ltd. Class A	98,508	152
	Sunflower Pharmaceutical Group Co. Ltd. Class A	64,891	150
*	Sunsea AIoT Technology Co. Ltd. Class A	72,500	150
	Zhejiang Yankon Group Co. Ltd. Class A	255,400	150
	Shandong Xiantan Co. Ltd. Class A	87,600	149
	Bright Real Estate Group Co. Ltd. Class A	379,800	149
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	46,800	148
	Hisense Home Appliances Group Co. Ltd. Class A	67,344	148
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	72,652	148
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	148
*	Goldenmax International Technology Ltd. Class A	127,600	147
	Inspur Software Co. Ltd. Class A	60,100	146
*	Guangdong Shirongzhaoye Co. Ltd. Class A	150,000	146
*	Macrolink Culturaltainment Development Co. Ltd. Class A	318,100	145
	Guangzhou Zhiguang Electric Co. Ltd. Class A	139,400	145
	CCS Supply Chain Management Co. Ltd. Class A	165,200	145
*	ZJBC Information Technology Co. Ltd. Class A	181,580	144
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	200,300	144
	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	143
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	94,331	143
	Everbright Jiabao Co. Ltd. Class A	264,600	142
	Luthai Textile Co. Ltd. Class B	274,445	141
	Tongyu Communication Inc. Class A	46,600	141
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	281,500	141
	Shenzhen Center Power Tech Co. Ltd. Class A	57,400	140
	Nanjing Panda Electronics Co. Ltd. Class A	131,200	139
	Xiamen International Airport Co. Ltd. Class A	52,800	138
	Chongqing Dima Industry Co. Ltd. Class A	333,700	138
	Misho Ecology & Landscape Co. Ltd. Class A	120,400	137
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	231,000	137
	Jinyuan EP Co. Ltd. Class A	114,452	137

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	135
	China Bester Group Telecom Co. Ltd. Class A	63,800	132
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	134,600	132
	Rastar Group Class A	217,800	132
	Goldcard Smart Group Co. Ltd.	57,790	132
	Dongjiang Environmental Co. Ltd. Class H	185,800	132
*	Eastcompeace Technology Co. Ltd. Class A	85,000	131
	Shenzhen Grandland Group Co. Ltd. Class A	268,200	131
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	58,200	130
	Western Region Gold Co. Ltd. Class A	62,664	129
	Ajisen China Holdings Ltd.	1,002,408	127
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	127
	Sunvim Group Co. Ltd. Class A	175,800	126
*	Shenzhen Infinova Ltd. Class A	208,000	125
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	25,600	123
*	Strait Innovation Internet Co. Ltd. Class A	118,300	121
*	Henan Senyuan Electric Co. Ltd. Class A	162,900	121
*	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	126,500	120
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	224,100	118
*,1	Haichang Ocean Park Holdings Ltd.	2,260,000	117
	Hexing Electrical Co. Ltd. Class A	51,080	110
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	113,206	108
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	107
	Fujian Cement Inc. Class A	87,200	104
*	Northeast Pharmaceutical Group Co. Ltd. Class A	126,958	102
*	Goodbaby International Holdings Ltd.	804,000	102
*,§	Boshiwa International Holding Ltd.	469,000	102
	Shanghai Shenda Co. Ltd. Class A	165,300	101
	Henan Shenhuo Coal & Power Co. Ltd. Class A	127,343	97
	Norinco International Cooperation Ltd. Class A	88,105	96
	Henan Rebecca Hair Products Co. Ltd. Class A	220,700	95
*	HY Energy Group Co. Ltd. Class A	91,800	90
	Shenzhen Danbond Technology Co. Ltd. Class A	95,600	88
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	69,240	88
*	Central China Land Media Co. Ltd. Class A	84,600	88
*	KuangChi Science Ltd.	1,735,000	83
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	82
*	Honghua Group Ltd.	3,155,000	80
	Xiamen International Port Co. Ltd. Class H	835,000	69
*	Phoenix Media Investment Holdings Ltd.	1,651,783	66
*,§	China Lumena New Materials Corp.	98,750	64
	Guangxi Guidong Electric Power Co. Ltd. Class A	110,191	62
*,^,§	China Fishery Group Ltd.	1,088,512	61
*,^	Ruhnn Holding Ltd. ADR	24,990	59
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	92,560	49
	Dawnrays Pharmaceutical Holdings Ltd.	376,000	43
	Tianjin Development Holdings Ltd.	238,000	42
	361 Degrees International Ltd.	339,000	42
*,1	China Metal Resources Utilization Ltd.	1,508,000	39
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	56,650	30
	Maoye International Holdings Ltd.	727,459	30
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
*,§	Real Gold Mining Ltd.	239,476	26
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	18,100	18
	China Publishing & Media Co. Ltd. Class A (XSSC)	19,005	14
*,^,§	Midas Holdings Ltd.	2,619,447	—
*,§	Anxin-China Holdings Ltd.	2,621,200	—
*,§	China High Precision Automation Group Ltd.	401,000	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
			374,908
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	274,545	1,783

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	CEMEX Latam Holdings SA	452,072	374
			2,157
Czech Republic (0.0%)
	Philip Morris CR AS	1,188	689

Denmark (1.3%)
	Royal Unibrew A/S	126,414	12,327
	SimCorp A/S	103,054	12,292
*,1	Netcompany Group A/S	84,848	7,057
	Ringkjoebing Landbobank A/S	75,996	5,790
*	ALK-Abello A/S	16,873	5,646
*	Jyske Bank A/S	148,905	4,437
	Topdanmark A/S	110,737	4,336
*	Bavarian Nordic A/S	158,872	4,213
*	Zealand Pharma A/S	102,508	3,439
*	FLSmidth & Co. A/S	128,855	3,292
*	DFDS A/S	77,675	2,906
	Schouw & Co. A/S	33,158	2,887
*	Sydbank AS	150,943	2,581
[1]	Scandinavian Tobacco Group A/S	162,167	2,291
*	NKT A/S	82,057	2,231
*	Alm Brand A/S	170,109	1,946
*	Spar Nord Bank A/S	202,750	1,747
*	Nilfisk Holding A/S	75,052	1,029
	D/S Norden A/S	70,347	1,000
*,^	Drilling Co. of 1972 A/S	52,722	996
*,§	OW Bunker A/S	24,023	—
			82,443
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	1,875,491	1,481
	Orascom Construction plc	143,665	637
	Six of October Development & Investment	681,176	517
	Heliopolis Housing	991,366	399
*	Pioneers Holding for Financial Investments SAE	1,471,832	350
*	Palm Hills Developments SAE	4,059,043	343
	Medinet Nasr Housing	1,355,932	317
	Oriental Weavers	727,357	289
*	Alexandria Mineral Oils Co.	1,663,216	253
*,§	Nile Cotton Ginning	31,192	13
			4,599
Finland (0.8%)
	Valmet Oyj	347,025	8,282
	Konecranes Oyj Class A	186,062	5,854
	TietoEVRY Oyj (XHEL)	191,687	4,781
	Cargotec Oyj Class B	126,152	4,336
	Metsa Board Oyj	442,870	3,716
	Kemira Oyj	227,421	2,810
	Sanoma Oyj	186,553	2,746
	Uponor Oyj	136,544	2,546
	Ahlstrom-Munksjo Oyj	104,692	2,192
^	YIT Oyj	404,268	2,133
*,^	Outokumpu Oyj	761,545	1,900
^	Citycon Oyj	188,975	1,455
	TietoEVRY Oyj (XOSL)	56,975	1,414
	Raisio Oyj	320,200	1,137
*	F-Secure Oyj	268,890	1,099
	Oriola Oyj	354,301	747
*,^	Finnair Oyj	1,628,949	695
			47,843
France (2.0%)
*	Soitec	55,141	7,822
	SES SA Class A	975,951	7,795
*,^	Lagardere SCA	298,609	6,530
*	Elis SA	571,660	6,270

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Alten SA	73,596	5,893
	Gaztransport Et Technigaz SA	57,145	5,478
*	Spie SA	317,151	4,991
	Eutelsat Communications SA	482,629	4,854
*,^	Korian SA	167,275	4,713
*	Sopra Steria Group	37,087	4,410
*	Nexans SA	76,148	3,698
	Societe BIC SA	65,742	3,149
	Nexity SA	109,597	3,077
*,1	Neoen SA	55,151	2,954
	Trigano SA	20,660	2,743
*	Virbac SA	11,084	2,579
	Ipsos	99,192	2,438
	Robertet SA	1,904	2,107
*	Rothschild & Co.	76,742	1,970
*	Fnac Darty SA	42,553	1,828
*	Metropole Television SA	166,002	1,823
*	Interparfums SA	39,362	1,790
*	Coface SA	227,428	1,777
*,^	Air France-KLM	531,023	1,741
	ALBIOMA SA (Loyalty Line 1)	36,463	1,700
*,1	Verallia SA	58,588	1,631
*	Television Francaise 1	266,505	1,565
*,1	Maisons du Monde SA	110,551	1,479
	Vicat SA	38,075	1,171
	Ffp	14,188	1,127
*	Tarkett SA	91,034	1,103
	Quadient SA	83,983	1,094
	Pharmagest Inter@ctive	10,394	1,067
*	Mersen SA	39,875	1,035
*	Cgg SA	1,834,181	1,034
[1]	Elior Group SA	260,032	981
	Beneteau SA	100,369	923
	Albioma SA Loyalty Shares 2021	19,425	906
	Vilmorin & Cie SA	16,587	867
	Bonduelle SCA	39,263	846
	Carmila SA	107,486	831
	Derichebourg SA	261,583	768
*	Lisi	45,557	737
	Mercialys SA	146,307	701
*	Manitou BF SA	34,594	685
*,^	Eramet SA	24,618	654
*	Akka Technologies	34,502	631
*,1	X-Fab Silicon Foundries SE	149,353	556
	Albioma SA (XPAR)	11,842	552
	Guerbet	14,773	499
	Akwel	22,598	409
	Jacquet Metals SA	34,240	396
	Boiron SA	8,023	359
*,^	DBV Technologies SA	123,056	356
*	GL Events	37,319	304
*,^	Vallourec SA	21,262	296
*,1	Smcp SA	69,866	273
*	Rallye SA	65,379	249
*	Etablissements Maurel et Prom SA	152,790	213
	Union Financiere de France BQE SA	9,590	205
*,^,1	Europcar Mobility Group	293,085	191
*	Bourbon Corp.	28,437	122
*,^,§	Bourbon Corp. (Ordinary Shares)	12,121	52
			120,998
Germany (3.3%)
	TAG Immobilien AG	330,151	9,729
*,^	Evotec SE	350,365	9,259
*	MorphoSys AG	85,549	8,720

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Gerresheimer AG	81,990	8,242
*	Dialog Semiconductor plc	179,270	6,835
	Grand City Properties SA	298,509	6,776
	Freenet AG	334,189	5,921
	Aurubis AG	91,917	5,880
	alstria office REIT-AG	456,287	5,809
	CompuGroup Medical SE & Co. KgaA	64,220	5,518
*	Hypoport SE	10,344	5,416
	Siltronic AG	54,393	5,148
^	Encavis AG	242,359	4,750
*,^	Stroeer SE & Co. KGaA	64,304	4,648
	Software AG	127,591	4,578
	Jungheinrich AG Preference Shares	123,974	4,507
*,1	ADLER Group SA	166,152	4,177
	Cancom Se	95,784	3,787
	Duerr AG	126,803	3,647
[1]	Befesa SA	86,798	3,575
	Stabilus SA	63,024	3,573
	Hugo Boss AG	153,175	3,512
^	K&S AG	493,005	3,303
	Jenoptik AG	131,703	3,250
	Pfeiffer Vacuum Technology AG	17,102	3,119
*	Aixtron Se	275,284	3,100
*	Sixt SE	37,173	2,809
*	Rocket Internet SE	128,348	2,776
	STRATEC SE	18,259	2,680
*	Aareal Bank AG	152,049	2,627
*,1	Shop Apotheke Europe NV	15,467	2,567
	Patrizia AG	112,677	2,565
*	Nordex SE	176,555	2,544
	Norma Group SE	81,830	2,540
*	Zooplus AG	15,710	2,519
*	S&T AG	128,735	2,329
	Hornbach Holding AG & Co. KGaA	23,334	2,246
	Dermapharm Holding SE	44,922	2,182
	Krones AG	37,689	2,153
*	Ceconomy AG	454,435	2,010
	KWS Saat SE & Co. KGaA	26,797	1,973
*,1	Deutsche Pfandbriefbank AG	306,818	1,875
	New Work SE	7,012	1,830
	Sixt SE Preference Shares	38,373	1,817
*	Deutsche EuroShop AG	131,315	1,659
	DIC Asset AG	138,788	1,597
	Draegerwerk AG & Co. KGaA Preference Shares	19,609	1,576
*	Deutz AG	305,099	1,567
*	Salzgitter AG	106,584	1,551
	Indus Holding AG	44,561	1,318
*	Wacker Neuson SE	69,873	1,285
*	Washtec AG	28,840	1,277
^	Bilfinger SE	68,893	1,263
	BayWa AG	37,932	1,172
	Schaeffler AG Preference Shares	191,027	1,163
	Hamburger Hafen und Logistik AG	66,117	1,108
*	SMA Solar Technology AG	24,147	1,046
	Deutsche Beteiligungs AG	31,144	1,014
*	Kloeckner & Co. SE	179,098	1,007
*	Takkt AG	90,437	961
*	Vossloh AG	24,220	885
	Wuestenrot & Wuerttembergische AG	52,572	874
	Hornbach Baumarkt AG	20,838	823
*,^	ElringKlinger AG	79,453	803
*,^	Koenig & Bauer AG	38,127	787
	CropEnergies AG	54,438	741
	TLG Immobilien AG	36,673	656

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Bertrandt AG	13,232	454
*,^	SGL Carbon SE	139,731	445
*,^	Corestate Capital Holding SA	29,252	425
			206,278
Greece (0.2%)
*	Public Power Corp. SA	279,480	1,570
	Terna Energy SA	110,606	1,472
*	LAMDA Development SA	192,559	1,138
*	GEK Terna Holding Real Estate Construction SA	146,429	991
	Athens Water Supply & Sewage Co. SA	113,818	882
	Sarantis SA	89,179	880
	Holding Co. ADMIE IPTO SA	256,991	636
*	Piraeus Bank SA	809,111	622
	Viohalco SA	183,576	602
*	Ellaktor SA	372,351	585
*	Fourlis Holdings SA	114,251	441
*	Aegean Airlines SA	84,617	262
	Hellenic Exchanges SA	84,878	253
			10,334
Hong Kong (0.9%)
	HKBN Ltd.	1,982,129	3,434
	Fortune REIT	3,427,589	2,863
*,^,1	Razer Inc.	9,326,000	2,800
	IGG Inc.	2,142,000	2,319
	Luk Fook Holdings International Ltd.	836,399	2,045
*	Hong Kong Television Network Ltd.	1,344,000	2,001
*	Glory Sun Financial Group Ltd.	39,596,000	1,891
	Pacific Basin Shipping Ltd.	10,774,532	1,574
	SUNeVision Holdings Ltd.	1,660,000	1,457
	K Wah International Holdings Ltd.	3,011,398	1,429
*,1	AsiaInfo Technologies Ltd.	1,005,200	1,388
*	Leyou Technologies Holdings Ltd.	3,195,000	1,350
^,1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	772,500	1,322
	Stella International Holdings Ltd.	1,187,500	1,217
	United Laboratories International Holdings Ltd.	1,406,500	1,209
*	Pou Sheng International Holdings Ltd.	5,189,000	1,189
	VSTECS Holdings Ltd.	1,766,000	1,107
	Asia Cement China Holdings Corp.	1,204,000	1,105
	Sunlight REIT	2,417,072	1,042
	CITIC Telecom International Holdings Ltd.	3,189,004	1,013
	Value Partners Group Ltd.	2,184,434	957
	Prosperity REIT	3,202,000	909
	Road King Infrastructure Ltd.	716,346	852
*	Cosmopolitan International Holdings Ltd.	4,688,000	837
	Far East Consortium International Ltd.	2,804,858	830
	Canvest Environmental Protection Group Co. Ltd.	1,950,000	829
*,^,§	Town Health International Medical Group Ltd.	8,913,419	790
	Dynam Japan Holdings Co. Ltd.	743,040	762
*,^	C-Mer Eye Care Holdings Ltd.	1,118,000	756
	Pacific Textiles Holdings Ltd.	1,323,000	755
*,1	Frontage Holdings Corp.	1,708,000	752
*,^,§	Superb Summit International Group Ltd.	3,957,346	745
*,1	VPower Group International Holdings Ltd.	2,045,000	734
	Chow Sang Sang Holdings International Ltd.	634,565	694
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	656,000	682
	Chinese Estates Holdings Ltd.	1,317,000	664
	Television Broadcasts Ltd.	798,700	642
*,^	Apollo Future Mobility Group Ltd.	11,408,000	633
	Texhong Textile Group Ltd.	812,000	625
*,^	Suncity Group Holdings Ltd.	5,958,000	585
	Sun Hung Kai & Co. Ltd.	1,497,000	582
*,§	Convoy Global Holdings Ltd.	26,130,000	563
	SmarTone Telecommunications Holdings Ltd.	1,036,730	559
*	Esprit Holdings Ltd.	5,058,300	524

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Giordano International Ltd.	3,213,735	511
*	Oshidori International Holdings Ltd.	5,451,600	493
*	Truly International Holdings Ltd.	4,285,000	488
[1]	IMAX China Holding Inc.	299,358	487
[1]	Crystal International Group Ltd.	1,471,500	406
	Lee's Pharmaceutical Holdings Ltd.	704,500	396
*	China LNG Group Ltd.	4,565,999	367
*	Digital Domain Holdings Ltd.	51,770,000	308
	Texwinca Holdings Ltd.	1,802,000	274
*	CITIC Resources Holdings Ltd.	6,558,000	259
*	GCL New Energy Holdings Ltd.	16,899,541	249
*,^	NewOcean Energy Holdings Ltd.	2,412,000	215
*	New World Department Store China Ltd.	1,332,666	201
*	Emperor Capital Group Ltd.	11,147,860	179
	Singamas Container Holdings Ltd.	4,051,960	173
*,§	Camsing International Holding Ltd.	1,068,000	160
*	Landing International Development Ltd.	5,509,200	154
*	Lifestyle China Group Ltd.	1,150,870	152
*	G-Resources Group Ltd.	31,893,190	148
*,§	Tech Pro Technology Development Ltd.	10,406,800	91
	Shenwan Hongyuan HK Ltd.	705,000	78
*,^,§	Agritrade Resources Ltd.	6,905,000	74
*	China Animal Healthcare Ltd.	1,003,918	67
*,§	China Baoli Technologies Holdings Ltd.	4,844,496	62
	Henderson Investment Ltd.	1,425,000	56
*	Emperor Watch & Jewellery Ltd.	2,150,000	25
	NOVA Group Holdings Ltd. Class A	750,000	11
			57,100
Hungary (0.0%)
*,^	Opus Global Nyrt	675,649	434

India (2.7%)
	Apollo Hospitals Enterprise Ltd.	247,559	7,077
*	Crompton Greaves Consumer Electricals Ltd.	1,074,877	4,341
*	Atul Ltd.	40,813	3,307
*	Max Financial Services Ltd.	374,918	2,986
	Escorts Ltd.	172,396	2,791
	Natco Pharma Ltd.	225,255	2,735
[1]	Dr Lal PathLabs Ltd.	86,327	2,674
[1]	Laurus Labs Ltd.	617,445	2,659
	Navin Fluorine International Ltd.	86,538	2,615
	Manappuram Finance Ltd.	1,155,823	2,422
	AIA Engineering Ltd.	97,350	2,229
*	Dixon Technologies India Ltd.	17,348	2,178
	Supreme Industries Ltd.	110,069	2,146
	Pfizer Ltd.	30,564	2,055
	Adani Gas Ltd.	689,111	2,053
	Aarti Industries Ltd.	150,170	2,026
*	Fortis Healthcare Ltd.	1,194,214	2,023
*,1	Syngene International Ltd.	277,377	2,000
*	Tata Elxsi Ltd.	94,722	1,965
	Sanofi India Ltd.	17,885	1,930
	Mindtree Ltd.	105,327	1,892
	Astral Poly Technik Ltd.	122,207	1,852
*	Deepak Nitrite Ltd.	184,681	1,848
*,1	Metropolis Healthcare Ltd.	69,510	1,845
	Sundaram Finance Ltd.	93,778	1,832
*	APL Apollo Tubes Ltd.	42,826	1,817
	Ramco Cements Ltd.	166,304	1,788
	Jubilant Life Sciences Ltd.	181,052	1,778
	Granules India Ltd.	339,999	1,759
	Indian Hotels Co. Ltd.	1,320,482	1,698
	Varun Beverages Ltd.	184,762	1,632
	Persistent Systems Ltd.	102,551	1,604

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
[1]	L&T Technology Services Ltd.	70,123	1,577
	Can Fin Homes Ltd.	254,094	1,567
	Amara Raja Batteries Ltd.	151,308	1,563
	Relaxo Footwears Ltd.	175,098	1,561
	Alembic Pharmaceuticals Ltd.	116,759	1,519
	JK Cement Ltd.	59,674	1,491
	City Union Bank Ltd.	748,602	1,489
	Coforge Ltd.	49,768	1,483
	Kajaria Ceramics Ltd.	189,046	1,452
*	Amber Enterprises India Ltd.	48,684	1,432
	KEC International Ltd.	324,366	1,421
	Tube Investments of India Ltd.	156,651	1,383
	Blue Star Ltd.	162,932	1,378
*	Procter & Gamble Health Ltd.	19,283	1,337
	Mahanagar Gas Ltd.	120,922	1,329
	Ajanta Pharma Ltd.	60,749	1,289
[1]	Endurance Technologies Ltd.	90,165	1,286
	Gujarat State Petronet Ltd.	474,926	1,237
*	Aditya Birla Fashion and Retail Ltd.	596,376	1,236
	CRISIL Ltd.	43,980	1,225
	Strides Pharma Science Ltd.	131,561	1,225
	Dhani Services Ltd.	460,753	1,223
	JB Chemicals & Pharmaceuticals Ltd.	89,739	1,221
	Suven Pharmaceuticals Ltd.	281,660	1,193
*	Phoenix Mills Ltd.	152,903	1,191
	Infibeam Avenues Ltd.	1,027,699	1,161
[1]	ICICI Securities Ltd.	184,856	1,155
	CESC Ltd.	151,326	1,150
	Apollo Tyres Ltd.	607,023	1,145
	PVR Ltd.	78,970	1,137
*	Schaeffler India Ltd.	22,308	1,133
*	Aavas Financiers Ltd.	58,217	1,124
	Vinati Organics Ltd.	68,685	1,120
	Birlasoft Ltd.	442,114	1,069
	Redington India Ltd.	587,993	1,030
	Sundram Fasteners Ltd.	177,903	1,024
*,1	Quess Corp. Ltd.	184,854	1,022
	Prestige Estates Projects Ltd.	301,221	1,017
*	Orient Electric Ltd.	360,873	1,011
*	EID Parry India Ltd.	269,946	1,004
*	AstraZeneca Pharma India Ltd.	17,271	1,002
*	Just Dial Ltd.	112,763	992
	Aegis Logistics Ltd.	353,611	987
	Radico Khaitan Ltd.	165,954	978
	Sumitomo Chemical India Ltd.	271,386	976
*	Timken India Ltd.	66,955	973
[1]	Godrej Agrovet Ltd.	133,711	930
	Rallis India Ltd.	266,121	889
	Polycab India Ltd.	70,511	875
	KRBL Ltd.	250,498	864
*	TeamLease Services Ltd.	28,269	849
*	Edelweiss Financial Services Ltd.	1,113,241	838
	Bombay Burmah Trading Co.	51,197	835
	Cholamandalam Financial Holdings Ltd.	159,687	834
	Welspun India Ltd.	887,030	834
	Thermax Ltd.	81,284	832
	Minda Industries Ltd.	191,554	825
	Motilal Oswal Financial Services Ltd.	103,732	788
	Ceat Ltd.	52,901	780
	JM Financial Ltd.	723,100	774
	Gujarat Pipavav Port Ltd.	640,636	764
	TTK Prestige Ltd.	9,739	750
	IDFC Ltd.	1,823,688	749
	V-Guard Industries Ltd.	322,074	737

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Balrampur Chini Mills Ltd.	340,492	736
	Chambal Fertilizers and Chemicals Ltd.	324,506	712
	Avanti Feeds Ltd.	103,687	673
	Sterlite Technologies Ltd.	331,002	657
	India Cements Ltd.	411,140	656
*	Suzlon Energy Ltd.	12,963,547	639
*	V-Mart Retail Ltd.	24,459	638
	National Aluminium Co. Ltd.	1,551,353	636
*,1	PNB Housing Finance Ltd.	122,550	583
	Vakrangee Ltd.	1,499,125	572
	NCC Ltd.	1,245,769	569
	IRB Infrastructure Developers Ltd.	369,721	567
	Symphony Ltd.	47,028	537
*	EIH Ltd.	521,812	528
	Great Eastern Shipping Co. Ltd.	174,070	527
	Welspun Corp. Ltd.	353,698	514
	DCM Shriram Ltd.	110,825	507
*	Kaveri Seed Co. Ltd.	73,448	502
*	Mahindra CIE Automotive Ltd.	270,011	501
	Sobha Ltd.	126,746	498
*	DCB Bank Ltd.	474,719	491
	Finolex Cables Ltd.	128,650	480
	Engineers India Ltd.	527,409	463
	Graphite India Ltd.	189,989	451
*	TV18 Broadcast Ltd.	1,152,718	447
	Multi Commodity Exchange of India Ltd.	19,424	446
*	Sun Pharma Advanced Research Co. Ltd.	199,448	441
	Rain Industries Ltd.	304,797	436
	Bajaj Consumer Care Ltd.	167,398	422
	eClerx Services Ltd.	44,059	413
[1]	Dilip Buildcon Ltd.	93,150	411
*	NBCC India Ltd.	1,333,711	410
*	Karur Vysya Bank Ltd.	936,302	410
	HEG Ltd.	42,118	384
	Century Textiles & Industries Ltd.	91,793	378
*	Wockhardt Ltd.	86,870	341
	PTC India Ltd.	534,306	339
	Jindal Saw Ltd.	330,453	269
	Gateway Distriparks Ltd.	212,377	262
*	Indian Bank	326,939	255
	Care Ratings Ltd.	62,215	250
*	Indiabulls Real Estate Ltd.	386,609	248
*	Karnataka Bank Ltd.	424,154	244
	Equitas Holdings Ltd.	351,957	222
*	South Indian Bank Ltd.	2,530,914	220
*	Raymond Ltd.	57,757	212
	WABCO India Ltd.	3,113	205
*	IFCI Ltd.	2,289,812	179
*	Future Consumer Ltd.	1,647,684	165
*	Hindustan Construction Co. Ltd.	2,277,749	152
*	Central Bank of India	954,569	142
	GE Power India Ltd.	48,512	134
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			168,896
Indonesia (0.4%)
*	Mitra Keluarga Karyasehat Tbk PT	15,615,600	2,794
	Ciputra Development Tbk PT	34,145,055	1,878
	Ace Hardware Indonesia Tbk PT	16,698,400	1,781
	Aneka Tambang Tbk	23,195,419	1,650
*	Pakuwon Jati Tbk PT	56,629,234	1,583
	Bank BTPN Syariah Tbk PT	5,796,000	1,447
*	Lippo Karawaci Tbk PT	142,761,177	1,295
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,090,400	1,267
	Japfa Comfeed Indonesia Tbk PT	16,796,600	1,211

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Summarecon Agung Tbk PT	26,244,468	1,157
	Bank Tabungan Negara Persero Tbk PT	9,808,370	913
*	Mitra Adiperkasa Tbk PT	20,060,200	884
	AKR Corporindo Tbk PT	4,487,283	812
*	Medco Energi Internasional Tbk PT	26,288,888	675
	Wijaya Karya Persero Tbk PT	8,174,333	661
	Indo Tambangraya Megah Tbk PT	1,109,400	608
*	Panin Financial Tbk PT	44,929,600	575
*	Bank Pan Indonesia Tbk PT	10,699,100	564
	Waskita Karya Persero Tbk PT	11,153,679	555
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,724,229	507
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,806,700	497
*	Matahari Department Store Tbk PT	6,155,900	415
*	Timah Tbk PT	7,193,920	399
	PP Persero Tbk PT	6,454,800	394
	Surya Semesta Internusa Tbk PT	10,442,300	344
*	Alam Sutera Realty Tbk PT	32,738,291	342
*	Siloam International Hospitals Tbk PT	965,739	328
*,§	Trada Alam Minera Tbk PT	95,405,707	326
	Ramayana Lestari Sentosa Tbk PT	8,059,500	312
*	Global Mediacom Tbk PT	19,915,706	305
*	Sentul City Tbk PT	78,975,806	270
*	Krakatau Steel Persero Tbk PT	10,652,750	258
*	Kresna Graha Investama Tbk PT	37,144,500	220
*	Eagle High Plantations Tbk PT	32,501,900	211
	Adhi Karya Persero Tbk PT	4,996,400	194
*	Totalindo Eka Persada Tbk PT	18,029,100	62
			27,694
Ireland (0.2%)
*	Bank of Ireland Group plc	2,376,426	5,896
	Hibernia REIT plc	1,693,532	2,049
*	C&C Group plc (XDUB)	813,288	1,705
*	Cairn Homes plc (XLON)	1,719,382	1,572
*	Irish Continental Group plc	402,728	1,479
*	Dalata Hotel Group plc	466,601	1,315
*	Cairn Homes plc (XDUB)	7,760	7
			14,023
Israel (0.7%)
*	Nova Measuring Instruments Ltd.	72,669	4,125
*	Enlight Renewable Energy Ltd.	1,248,231	2,346
	Maytronics Ltd.	119,182	1,817
	Matrix IT Ltd.	78,931	1,806
	AudioCodes Ltd.	58,236	1,753
	Sapiens International Corp. NV	61,813	1,710
	Reit 1 Ltd.	440,521	1,670
	Danel Adir Yeoshua Ltd.	12,447	1,558
	Hilan Ltd.	34,497	1,530
	Formula Systems 1985 Ltd.	18,901	1,492
	Isracard Ltd.	517,968	1,461
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,843	1,354
	Bayside Land Corp.	183,000	1,274
	Mega Or Holdings Ltd.	47,151	1,217
*	Clal Insurance Enterprises Holdings Ltd.	117,035	1,182
	Kenon Holdings Ltd.	47,854	1,162
*	Israel Corp. Ltd.	10,121	1,130
*	Partner Communications Co. Ltd.	283,062	1,104
	FIBI Holdings Ltd.	40,604	1,024
*	Big Shopping Centers Ltd.	12,055	912
*	AFI Properties Ltd.	36,665	879
*	Cellcom Israel Ltd. (Registered)	221,923	853
*	Menora Mivtachim Holdings Ltd.	62,269	839
*	Equital Ltd.	44,984	834
	Sella Capital Real Estate Ltd.	526,548	830
*	Fattal Holdings 1998 Ltd.	13,732	827

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Oil Refineries Ltd.	4,142,358	739
*	Allot Ltd. (XTAE)	72,726	688
*	Migdal Insurance & Financial Holdings Ltd.	875,299	687
	Delek Automotive Systems Ltd.	141,274	675
*	Kamada Ltd.	85,788	613
*	IDI Insurance Co. Ltd.	20,372	498
*	Brack Capital Properties NV	6,540	494
	Delta Galil Industries Ltd.	25,004	442
*	Gilat Satellite Networks Ltd.	73,199	430
*	Naphtha Israel Petroleum Corp. Ltd.	93,536	365
*	Delek Group Ltd.	18,152	332
*	Energix-Renewable Energies Ltd.	10,155	43
*	Allot Ltd. (XNGS)	1,781	16
			42,711
Italy (1.9%)
	Interpump Group SPA	207,575	7,840
*	Banco BPM SPA	3,771,216	6,832
	Reply SPA	58,498	6,285
	Azimut Holding SPA	316,771	5,340
*	De' Longhi SPA	165,608	5,296
*,^	BPER Banca	4,085,792	4,855
*	Unipol Gruppo SPA	1,245,716	4,544
*	IMA Industria Macchine Automatiche SPA	54,606	4,296
*	Banca Generali SPA	142,879	4,068
*	Freni Brembo SPA	375,246	3,899
	Iren SPA	1,641,322	3,725
*	Cerved Group SPA	483,468	3,421
	Erg SpA	142,265	3,222
*	Astm SpA	157,673	2,935
^	Saipem SPA	1,541,213	2,715
*	Brunello Cucinelli SPA	85,687	2,573
[1]	Anima Holding SPA	674,263	2,526
*	Salvatore Ferragamo SPA	186,310	2,403
*,1	Technogym SPA	310,633	2,310
[1]	Enav SPA	648,563	2,250
	Acea SpA	108,713	2,158
*	Banca Popolare di Sondrio SCPA	1,199,541	2,108
*	Societa Cattolica di Assicurazioni SC	401,047	1,983
[1]	Carel Industries SPA	103,542	1,925
*,1	Banca Farmafactoring SPA	404,874	1,868
	Tamburi Investment Partners SPA	260,002	1,621
[1]	RAI Way SPA	262,851	1,601
	Falck Renewables SPA	286,209	1,552
*,1	doValue SPA	161,794	1,498
*,^	Mediaset SPA	861,697	1,465
	Italmobiliare SPA	38,099	1,231
*	Marr SpA	90,913	1,231
	Zignago Vetro SPA	84,385	1,218
*	Autogrill SPA	312,277	1,171
	Piaggio & C SPA	406,334	1,109
	Danieli & C Officine Meccaniche SPA Saving Shares	117,230	1,061
*	CIR SpA-Compagnie Industriali	2,424,340	1,057
*,^	Juventus Football Club SPA	1,227,261	1,044
*,^	Banca Monte dei Paschi di Siena SPA	733,007	885
	Cementir Holding NV	130,426	831
*	Credito Emiliano SPA	208,076	820
*,^	Saras SPA	1,530,021	784
*,^	Fincantieri SPA	1,336,216	750
^	Webuild SPA	616,721	661
*	Biesse SPA	37,775	653
	Datalogic SPA	53,690	619
*,^	Maire Tecnimont SPA	444,665	602
*,^	Tod's SPA	27,142	572
*	Banca IFIS SPA	70,878	569

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Immobiliare Grande Distribuzione SIIQ SPA	177,826	517
*	Arnoldo Mondadori Editore SPA	337,516	435
^	Danieli & C Officine Meccaniche SPA	28,820	413
	DeA Capital SPA	225,174	263
*	Rizzoli Corriere Della Sera Mediagroup SPA	311,758	165
*	Banca Monte dei Paschi di Siena SPA Rights Exp. 11/21/2020	733,007	—
*	Societa Cattolica di Assicurazioni SC Rights Exp. 11/26/2020	401,047	—
			117,775
Japan (15.5%)
	Shimachu Co. Ltd.	93,400	4,937
	Iwatani Corp.	104,624	4,747
	Menicon Co. Ltd.	65,400	4,618
	Nippon Gas Co. Ltd.	93,900	4,479
	BayCurrent Consulting Inc.	34,496	4,463
	Infomart Corp.	538,300	4,452
	Fujitec Co. Ltd.	200,084	4,360
	Fuji Corp.	201,288	4,047
	Japan Steel Works Ltd.	173,900	3,718
	cocokara fine Inc.	55,589	3,652
	JAFCO Group Co. ltd	78,000	3,528
	Katitas Co. Ltd.	122,700	3,481
	Mirait Holdings Corp.	228,871	3,258
	Toagosei Co. Ltd.	304,892	3,228
	Tokyo Seimitsu Co. Ltd.	95,534	3,223
	ADEKA Corp.	247,455	3,200
	NSD Co. Ltd.	179,868	3,159
	Systena Corp.	173,500	3,148
*	SHIFT Inc.	24,800	3,147
	Japan Elevator Service Holdings Co. Ltd.	81,000	3,113
	Asahi Holdings Inc.	94,500	3,082
	Jeol Ltd.	96,600	3,079
	Kadokawa Corp.	100,701	3,063
	Inaba Denki Sangyo Co. Ltd.	127,200	3,062
	Internet Initiative Japan Inc.	68,156	3,049
	Daiwabo Holdings Co. Ltd.	46,576	3,049
	Meitec Corp.	60,446	2,997
	Yoshinoya Holdings Co. Ltd.	162,420	2,986
	Nichias Corp.	137,569	2,980
	Daio Paper Corp.	205,654	2,973
	Shinko Electric Industries Co. Ltd.	167,400	2,920
	Hazama Ando Corp.	469,979	2,920
	DCM Holdings Co. Ltd.	233,488	2,893
	Takuma Co. Ltd.	188,600	2,888
	TOKAI Holdings Corp.	290,100	2,874
	Sakata Seed Corp.	80,356	2,835
*,^	Change Inc.	36,600	2,805
	Nishi-Nippon Financial Holdings Inc.	412,800	2,796
	Kenedix Inc.	538,900	2,793
	Digital Garage Inc.	77,200	2,745
	Toei Co. Ltd.	18,564	2,739
	Fuji Soft Inc.	49,974	2,673
	JINS Holdings Inc.	36,500	2,645
	Mizuho Leasing Co. Ltd.	103,501	2,638
	Duskin Co. Ltd.	101,260	2,585
	Nippon Light Metal Holdings Co. Ltd.	163,596	2,584
	Nitto Boseki Co. Ltd.	69,811	2,564
	Topcon Corp.	253,600	2,528
*	Kawasaki Kisen Kaisha Ltd.	206,200	2,520
	Nippon Suisan Kaisha Ltd.	652,022	2,512
	Trusco Nakayama Corp.	96,700	2,494
	IR Japan Holdings Ltd.	22,400	2,480
	CKD Corp.	148,300	2,468
	TKC Corp.	39,749	2,463
	Nishimatsu Construction Co. Ltd.	125,942	2,446

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Taiyo Holdings Co. Ltd.	46,700	2,445
	Nikkon Holdings Co. Ltd.	127,648	2,443
	Kanematsu Corp.	205,900	2,441
	Toho Holdings Co. Ltd.	131,418	2,430
	Tadano Ltd.	317,100	2,427
	Milbon Co. Ltd.	47,120	2,418
	Outsourcing Inc.	259,700	2,408
	Awa Bank Ltd.	100,000	2,406
^	Fuji Kyuko Co. Ltd.	55,900	2,398
	Wacom Co. Ltd.	364,336	2,395
	Heiwa Real Estate Co. Ltd.	81,642	2,384
	Maruwa Unyu Kikan Co. Ltd.	55,302	2,376
	Senko Group Holdings Co. Ltd.	265,700	2,376
	Daiseki Co. Ltd.	92,287	2,349
^	Joyful Honda Co. Ltd.	150,848	2,347
	Kumiai Chemical Industry Co. Ltd.	242,350	2,330
	Valor Holdings Co. Ltd.	93,900	2,313
	Nihon Parkerizing Co. Ltd.	234,661	2,313
	Maruwa Co. Ltd.	22,200	2,309
	Prima Meat Packers Ltd.	80,088	2,285
	Daishi Hokuetsu Financial Group Inc.	118,700	2,280
	Anicom Holdings Inc.	215,600	2,277
	Kiyo Bank Ltd.	152,210	2,274
	Mitsui Fudosan Logistics Park Inc.	476	2,274
*	UT Group Co. Ltd.	70,600	2,200
*	NTN Corp.	1,180,000	2,189
*	Aiful Corp.	726,500	2,156
	Nojima Corp.	76,600	2,150
^	Ichibanya Co. Ltd.	41,568	2,109
	Daihen Corp.	54,351	2,102
	Japan Lifeline Co. Ltd.	162,600	2,098
	Tri Chemical Laboratories Inc.	17,444	2,095
	Kohnan Shoji Co. Ltd.	61,300	2,093
	Autobacs Seven Co. Ltd.	163,200	2,089
	Maruha Nichiro Corp.	99,700	2,088
^	Colowide Co. Ltd.	139,100	2,083
	Earth Corp.	32,543	2,067
	Ogaki Kyoritsu Bank Ltd.	92,174	2,056
	EDION Corp.	207,975	2,049
	Okumura Corp.	87,952	2,037
	Infocom Corp.	56,240	2,037
	Nishimatsuya Chain Co. Ltd.	125,200	2,036
	Komeri Co. Ltd.	68,700	2,023
	Information Services International-Dentsu Ltd.	32,000	2,010
	Prestige International Inc.	235,500	2,004
	Kumagai Gumi Co. Ltd.	86,280	1,994
	Macnica Fuji Electronics Holdings Inc.	110,813	1,982
	Sangetsu Corp.	137,320	1,979
	Sanken Electric Co. Ltd.	61,529	1,970
	Nippon Flour Mills Co. Ltd.	122,729	1,969
	Citizen Watch Co. Ltd.	740,500	1,962
	Takasago Thermal Engineering Co. Ltd.	147,889	1,961
	Central Glass Co. Ltd.	90,913	1,951
*	Fujikura Ltd.	734,800	1,948
*	RENOVA Inc.	122,000	1,946
	Nichiha Corp.	66,500	1,938
	KH Neochem Co. Ltd.	82,700	1,935
	Fujimi Inc.	53,747	1,914
	DTS Corp.	98,342	1,913
	Hokkaido Electric Power Co. Inc.	486,900	1,887
	Strike Co. Ltd.	35,114	1,886
	Tokyotokeiba Co. Ltd.	37,700	1,877
	Arcs Co. Ltd.	84,500	1,871
	Eizo Corp.	49,556	1,870

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Taikisha Ltd.	71,488	1,862
	Paramount Bed Holdings Co. Ltd.	48,300	1,861
	San-In Godo Bank Ltd.	368,400	1,854
	Iriso Electronics Co. Ltd.	48,600	1,850
	Kintetsu World Express Inc.	87,000	1,849
	Japan Material Co. Ltd.	142,400	1,840
	JCU Corp.	58,500	1,837
	Showa Sangyo Co. Ltd.	59,400	1,834
	Zojirushi Corp.	102,400	1,829
	Takeuchi Manufacturing Co. Ltd.	83,200	1,813
	Oki Electric Industry Co. Ltd.	194,406	1,805
	Kureha Corp.	42,502	1,804
	Tsugami Corp.	128,700	1,795
	Fuso Chemical Co. Ltd.	52,500	1,793
	Tomy Co. Ltd.	204,717	1,791
	Transcosmos Inc.	65,596	1,789
	Totetsu Kogyo Co. Ltd.	68,400	1,777
	Shoei Co. Ltd.	58,200	1,772
	Makino Milling Machine Co. Ltd.	51,280	1,765
	San-A Co. Ltd.	42,344	1,764
	Tsubakimoto Chain Co.	79,164	1,758
	Life Corp.	49,800	1,751
	Keihanshin Building Co. Ltd.	96,400	1,748
	Hyakugo Bank Ltd.	569,500	1,744
	Cybozu Inc.	60,300	1,740
	Morita Holdings Corp.	95,166	1,740
	Fujimori Kogyo Co. Ltd.	42,000	1,721
	Tokyo Dome Corp.	212,978	1,704
	Create SD Holdings Co. Ltd.	52,818	1,703
	Nachi-Fujikoshi Corp.	42,751	1,695
	Kato Sangyo Co. Ltd.	51,000	1,695
	Japan Wool Textile Co. Ltd.	174,389	1,694
	Hanwa Co. Ltd.	87,183	1,690
	Starts Corp. Inc.	72,615	1,689
	en-japan Inc.	76,700	1,686
	Seiren Co. Ltd.	105,900	1,678
	KYORIN Holdings Inc.	92,700	1,676
	Toyo Ink SC Holdings Co. Ltd.	90,154	1,675
	Digital Arts Inc.	23,700	1,675
	Meidensha Corp.	109,287	1,671
	Nippon Densetsu Kogyo Co. Ltd.	85,503	1,657
	Eiken Chemical Co. Ltd.	85,700	1,640
	Nisshin Oillio Group Ltd.	56,752	1,631
	Hokkoku Bank Ltd.	57,251	1,629
*,^	Raksul Inc.	33,400	1,625
	Axial Retailing Inc.	38,230	1,624
	eGuarantee Inc.	72,800	1,621
	Atom Corp.	201,757	1,618
	MCJ Co. Ltd.	175,500	1,617
^	Kura Sushi Inc.	26,800	1,616
	Nippon Soda Co. Ltd.	61,125	1,604
	North Pacific Bank Ltd.	754,200	1,596
	Funai Soken Holdings Inc.	73,650	1,593
	ZERIA Pharmaceutical Co. Ltd.	88,940	1,579
	Sanki Engineering Co. Ltd.	144,667	1,568
	Hitachi Zosen Corp.	389,010	1,567
	Okinawa Electric Power Co. Inc.	107,208	1,564
*	M&A Capital Partners Co. Ltd.	34,500	1,561
	BML Inc.	55,500	1,560
	Raito Kogyo Co. Ltd.	109,800	1,557
	Tokai Tokyo Financial Holdings Inc.	602,800	1,552
	H2O Retailing Corp.	236,200	1,552
	Ryoyo Electro Corp.	56,242	1,551
^	Shibuya Corp.	50,000	1,549

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Comture Corp.	60,700	1,544
	Nagaileben Co. Ltd.	61,400	1,536
	Hogy Medical Co. Ltd.	52,322	1,535
	Belc Co. Ltd.	25,000	1,535
	San-Ai Oil Co. Ltd.	152,200	1,535
	MOS Food Services Inc.	56,258	1,535
	Token Corp.	20,286	1,527
	Sekisui Jushi Corp.	75,200	1,519
	Solasto Corp.	124,300	1,517
*	GMO GlobalSign Holdings KK	14,378	1,516
*	Optim Corp.	54,038	1,515
	Yamazen Corp.	154,600	1,515
	Kameda Seika Co. Ltd.	33,400	1,512
	Juroku Bank Ltd.	82,400	1,511
	Arata Corp.	31,059	1,509
	Dexerials Corp.	131,700	1,507
	Yokogawa Bridge Holdings Corp.	84,500	1,496
	Restar Holdings Corp.	69,800	1,495
	Max Co. Ltd.	106,800	1,493
	Toridoll Holdings Corp.	117,500	1,489
	United Super Markets Holdings Inc.	137,650	1,481
	FCC Co. Ltd.	77,143	1,480
*	Descente Ltd.	94,800	1,470
	Takara Standard Co. Ltd.	111,899	1,468
^	Aruhi Corp.	81,526	1,464
	Teikoku Sen-I Co. Ltd.	57,784	1,453
	Hirata Corp.	23,311	1,451
	Keiyo Bank Ltd.	320,700	1,444
	Daibiru Corp.	127,343	1,442
	Tocalo Co. Ltd.	144,600	1,441
	Raiznext Corp.	124,300	1,441
	Suruga Bank Ltd.	437,800	1,430
	Heiwado Co. Ltd.	69,800	1,417
*	Grace Technology Inc.	26,003	1,417
	Ohsho Food Service Corp.	25,674	1,412
	Okamura Corp.	184,247	1,407
	Sumitomo Warehouse Co. Ltd.	119,655	1,400
	Ai Holdings Corp.	79,300	1,394
	Giken Ltd.	39,300	1,392
	METAWATER Co. Ltd.	59,200	1,388
	Hosiden Corp.	156,167	1,384
*	euglena Co. Ltd.	164,900	1,383
	Arcland Sakamoto Co. Ltd.	71,400	1,376
	Kisoji Co. Ltd.	58,260	1,373
	Gunze Ltd.	37,207	1,369
	Nippon Signal Company Ltd.	157,216	1,369
	Bell System24 Holdings Inc.	90,500	1,366
	Shizuoka Gas Co. Ltd.	155,200	1,365
	Noritz Corp.	93,087	1,357
^	Nikkiso Co. Ltd.	141,461	1,356
	ValueCommerce Co. Ltd.	42,800	1,356
	Japan Petroleum Exploration Co. Ltd.	85,200	1,347
	Nichicon Corp.	166,383	1,347
	Nitto Kogyo Corp.	72,788	1,345
	Bank of Okinawa Ltd.	47,644	1,337
	TechMatrix Corp.	62,600	1,334
	Kanamoto Co. Ltd.	64,600	1,333
	Sumitomo Mitsui Construction Co. Ltd.	344,246	1,329
	Monogatari Corp.	12,970	1,325
	Chugoku Marine Paints Ltd.	138,500	1,322
	Kanematsu Electronics Ltd.	32,700	1,322
	Gree Inc.	252,100	1,315
	Megachips Corp.	49,381	1,314
	Japan Hotel REIT Investment Corp.	2,711	1,313

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	S Foods Inc.	39,400	1,312
	Mitsubishi Pencil Co. Ltd.	101,600	1,308
	Ringer Hut Co. Ltd.	60,500	1,307
	Okamoto Industries Inc.	31,600	1,301
	Tokyo Steel Manufacturing Co. Ltd.	204,200	1,299
	Yellow Hat Ltd.	79,100	1,298
	Mitsubishi Logisnext Co. Ltd.	153,800	1,298
	Mitsui High-Tec Inc.	63,500	1,294
	SAMTY Co. Ltd.	81,100	1,285
	Nohmi Bosai Ltd.	59,300	1,284
	Osaka Soda Co. Ltd.	53,800	1,282
	KOMEDA Holdings Co. Ltd.	72,500	1,281
	Nanto Bank Ltd.	72,200	1,281
	Nissha Co. Ltd.	108,760	1,281
	Maeda Kosen Co. Ltd.	48,100	1,277
	Relia Inc.	112,200	1,277
	Saibu Gas Co. Ltd.	52,973	1,274
	Yuasa Trading Co. Ltd.	44,600	1,271
	Joshin Denki Co. Ltd.	51,126	1,268
	Daiwa Securities Living Investments Corp.	1,291	1,261
	Shibaura Machine Co. Ltd.	62,700	1,251
	Argo Graphics Inc.	40,600	1,249
	Shoei Foods Corp.	34,400	1,249
	Nissin Electric Co. Ltd.	124,000	1,241
	DyDo Group Holdings Inc.	23,944	1,239
	Mandom Corp.	83,154	1,239
	Nippon Seiki Co. Ltd.	109,332	1,232
	Pressance Corp.	90,148	1,230
	Nippon Ceramic Co. Ltd.	50,600	1,229
	Wakita & Co. Ltd.	118,600	1,228
	Riken Keiki Co. Ltd.	47,200	1,220
	Daito Pharmaceutical Co. Ltd.	31,900	1,219
	Mitsuuroko Group Holdings Co. Ltd.	101,600	1,216
	Jaccs Co. Ltd.	69,400	1,212
	Yodogawa Steel Works Ltd.	64,533	1,211
	AEON REIT Investment Corp.	1,071	1,211
	Trancom Co. Ltd.	16,800	1,207
	Sanyo Chemical Industries Ltd.	28,454	1,206
	Maruzen Showa Unyu Co. Ltd.	41,000	1,202
	Comforia Residential REIT Inc.	420	1,201
	Sakata INX Corp.	114,800	1,196
	Okasan Securities Group Inc.	364,000	1,189
*,^	HIS Co. Ltd.	88,200	1,189
^	Saizeriya Co. Ltd.	68,421	1,188
	Bunka Shutter Co. Ltd.	151,000	1,186
	Chudenko Corp.	58,300	1,185
	Hamakyorex Co. Ltd.	41,700	1,183
	Aomori Bank Ltd.	53,461	1,181
	Itochu Enex Co. Ltd.	125,400	1,180
	Star Micronics Co. Ltd.	87,798	1,179
	Rorze Corp.	26,400	1,176
*,^	Create Restaurants Holdings Inc.	223,740	1,171
	Nomura Co. Ltd.	180,200	1,164
	Shima Seiki Manufacturing Ltd.	78,300	1,163
	Taiko Pharmaceutical Co. Ltd.	64,737	1,163
	Aida Engineering Ltd.	152,006	1,163
	YAMABIKO Corp.	92,100	1,155
	Musashi Seimitsu Industry Co. Ltd.	110,230	1,152
	Uchida Yoko Co. Ltd.	23,300	1,150
	Hokuto Corp.	54,424	1,145
	Broadleaf Co. Ltd.	218,700	1,144
*	Osaka Organic Chemical Industry Ltd.	43,400	1,144
	Fukushima Galilei Co. Ltd.	30,500	1,141
	Inageya Co. Ltd.	65,300	1,139

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	T Hasegawa Co. Ltd.	58,400	1,138
	Yokowo Co. Ltd.	44,837	1,134
	Nextage Co. Ltd.	94,000	1,128
	Tsukishima Kikai Co. Ltd.	94,600	1,127
	Yamashin-Filter Corp.	98,513	1,127
	Nippon Road Co. Ltd.	15,500	1,126
	Doshisha Co. Ltd.	61,100	1,124
	Fujicco Co. Ltd.	58,605	1,123
	Adastria Co. Ltd.	64,500	1,120
	Fukui Bank Ltd.	62,555	1,119
	Round One Corp.	142,200	1,117
	Media Do Co. Ltd.	15,721	1,112
*	KYB Corp.	53,700	1,110
	Nichi-iko Pharmaceutical Co. Ltd.	111,902	1,108
	Japan Securities Finance Co. Ltd.	235,141	1,108
	Inabata & Co. Ltd.	95,400	1,107
	Siix Corp.	93,100	1,103
	Chofu Seisakusho Co. Ltd.	53,600	1,092
	ARTERIA Networks Corp.	69,200	1,089
	Sakai Moving Service Co. Ltd.	24,100	1,088
	Aeon Delight Co. Ltd.	41,300	1,087
	S-Pool Inc.	160,360	1,085
	Invincible Investment Corp.	3,367	1,076
	Belluna Co. Ltd.	131,100	1,073
	SBS Holdings Inc.	47,000	1,071
	Oiles Corp.	76,308	1,066
	Plenus Co. Ltd.	64,900	1,060
	Fujibo Holdings Inc.	30,500	1,060
	UACJ Corp.	66,785	1,058
	Obara Group Inc.	30,340	1,053
	Kenedix Residential Next Investment Corp.	644	1,052
	Sanyo Denki Co. Ltd.	23,800	1,049
	Frontier Real Estate Investment Corp.	313	1,048
	Mitsui-Soko Holdings Co. Ltd.	59,352	1,048
	Geo Holdings Corp.	70,400	1,047
	Toppan Forms Co. Ltd.	109,000	1,046
	Hulic Reit Inc.	795	1,045
	Noritsu Koki Co. Ltd.	56,200	1,040
	T-Gaia Corp.	56,500	1,039
	Dip Corp.	54,000	1,038
	Pacific Industrial Co. Ltd.	103,300	1,037
	Miroku Jyoho Service Co. Ltd.	51,200	1,037
^	Towa Pharmaceutical Co. Ltd.	55,982	1,037
	Musashino Bank Ltd.	69,900	1,036
	Daiho Corp.	32,000	1,028
	Hokuetsu Corp.	310,821	1,027
	Ehime Bank Ltd.	95,500	1,024
	Curves Holdings Co. Ltd.	166,308	1,022
	YA-MAN Ltd.	71,700	1,020
^	V Technology Co. Ltd.	23,800	1,020
	Konishi Co. Ltd.	70,100	1,019
	Kitz Corp.	186,348	1,008
	Kyokuto Kaihatsu Kogyo Co. Ltd.	81,400	1,004
	TOMONY Holdings Inc.	332,900	1,003
	Optex Group Co. Ltd.	67,300	1,003
*	Medical Data Vision Co. Ltd.	42,600	1,000
	Exedy Corp.	79,100	997
	Elan Corp.	44,000	996
	Tamura Corp.	209,200	993
	Doutor Nichires Holdings Co. Ltd.	70,737	993
^	COLOPL Inc.	115,000	991
	Meisei Industrial Co. Ltd.	128,400	989
	Fuji Co. Ltd.	53,400	989
	Nippon Koei Co. Ltd.	37,500	989

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Torii Pharmaceutical Co. Ltd.	34,700	985
	Topre Corp.	97,500	980
	Oita Bank Ltd.	42,407	979
	Ricoh Leasing Co. Ltd.	36,506	979
	Shinmaywa Industries Ltd.	126,068	978
	Nippon Carbon Co. Ltd.	28,100	978
	Japan Pulp & Paper Co. Ltd.	28,000	978
	Idec Corp.	56,600	977
	Monex Group Inc.	406,187	977
	Zuken Inc.	38,500	975
	Tonami Holdings Co. Ltd.	18,100	971
	Shikoku Chemicals Corp.	87,600	965
	Koa Corp.	77,600	963
	Seikagaku Corp.	104,564	962
	Tokushu Tokai Paper Co. Ltd.	23,000	961
	Premier Investment Corp.	871	958
	Okuwa Co. Ltd.	71,500	958
	Sanshin Electronics Co. Ltd.	49,400	955
	NIPPON REIT Investment Corp.	297	954
	Genky DrugStores Co. Ltd.	23,100	951
	Bank of the Ryukyus Ltd.	115,267	951
	Chubu Shiryo Co. Ltd.	71,500	950
	Piolax Inc.	64,700	949
	Tsurumi Manufacturing Co. Ltd.	56,300	949
	Nippon Steel Trading Corp.	33,249	948
	LEC Inc.	67,048	947
	Organo Corp.	18,100	947
	Yondoshi Holdings Inc.	55,500	945
	Royal Holdings Co. Ltd.	55,500	943
	Japan Excellent Inc.	856	942
	Kaga Electronics Co. Ltd.	48,700	942
	Computer Engineering & Consulting Ltd.	65,970	941
	Tokai Corp.	48,200	940
	Nippon Kanzai Co. Ltd.	48,100	938
	Kurabo Industries Ltd.	51,900	934
	Mimasu Semiconductor Industry Co. Ltd.	39,700	933
	KFC Holdings Japan Ltd.	38,900	931
^	eRex Co. Ltd.	83,000	930
	Marudai Food Co. Ltd.	59,118	928
	Ryosan Co. Ltd.	50,157	928
	Dai-Dan Co. Ltd.	37,800	926
	Sato Holdings Corp.	48,500	924
*	Nichireki Co. Ltd.	57,100	921
	GLOBERIDE Inc.	28,100	920
	Yokohama Reito Co. Ltd.	113,600	919
	Sumitomo Densetsu Co. Ltd.	38,500	917
*	Maxell Holdings Ltd.	87,600	916
	Furukawa Co. Ltd.	88,298	913
	Denyo Co. Ltd.	40,900	913
	Hyakujushi Bank Ltd.	57,300	912
	Taihei Dengyo Kaisha Ltd.	42,200	912
	Toho Bank Ltd.	417,464	909
	Key Coffee Inc.	44,393	907
	Sintokogio Ltd.	131,200	905
*,^	Leopalace21 Corp.	577,700	905
	Daiichi Jitsugyo Co. Ltd.	25,400	904
	Senshu Ikeda Holdings Inc.	587,500	898
	Miyazaki Bank Ltd.	41,593	897
	DKS Co. Ltd.	21,700	897
	Sanyo Electric Railway Co. Ltd.	45,484	894
	Cawachi Ltd.	31,400	891
	Hiday Hidaka Corp.	54,619	890
	Pack Corp.	31,400	882
*	Micronics Japan Co. Ltd.	88,700	876

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Fujio Food Group Inc.	66,000	876
	Mitsuboshi Belting Ltd.	55,900	875
	SB Technology Corp.	25,600	873
*	Kappa Create Co. Ltd.	64,088	872
	Bank of Nagoya Ltd.	35,112	872
	Shin-Etsu Polymer Co. Ltd.	97,700	870
	J-Oil Mills Inc.	24,600	869
	Ines Corp.	60,500	864
	Nitta Corp.	40,900	862
	Enigmo Inc.	63,700	854
^	Hioki EE Corp.	24,200	853
	Hosokawa Micron Corp.	17,000	853
	Mizuno Corp.	50,856	851
	Kanto Denka Kogyo Co. Ltd.	125,800	849
	United Arrows Ltd.	62,267	846
*,^	Japan Display Inc.	1,721,200	843
	Future Corp.	49,200	842
	Nissei ASB Machine Co. Ltd.	21,600	841
	ESPEC Corp.	51,908	840
	Avex Inc.	86,800	839
	Noritake Co. Ltd.	28,500	838
	Nishio Rent All Co. Ltd.	43,000	835
	Keiyo Co. Ltd.	109,900	833
	Takamatsu Construction Group Co. Ltd.	40,600	833
	JM Holdings Co. Ltd.	36,600	833
	Okabe Co. Ltd.	109,835	831
	Tachibana Eletech Co. Ltd.	50,534	828
	Yamagata Bank Ltd.	66,985	827
	VT Holdings Co. Ltd.	234,900	825
	TOC Co. Ltd.	134,946	823
	Tokyu REIT Inc.	605	823
	Weathernews Inc.	15,500	819
	Taki Chemical Co. Ltd.	13,000	819
	MCUBS MidCity Investment Corp	1,140	818
	Toa Corp.	45,800	818
	Vital KSK Holdings Inc.	90,700	816
	Intage Holdings Inc.	88,900	816
	Mori Trust Sogo Reit Inc.	680	812
	FULLCAST Holdings Co. Ltd.	54,546	810
	Futaba Industrial Co. Ltd.	160,400	810
	Konoike Transport Co. Ltd.	77,400	809
	Alpen Co. Ltd.	41,500	807
	Daiken Corp.	42,800	802
	Mitsubishi Estate Logistics REIT Investment Corp.	201	801
*,^	Chiyoda Corp.	367,100	796
	San ju San Financial Group Inc.	63,352	792
	IDOM Inc.	144,600	791
	Alconix Corp.	55,814	790
	DKK Co. Ltd.	31,680	788
	Iino Kaiun Kaisha Ltd.	228,736	788
	Starzen Co. Ltd.	21,100	785
	Tokyo Kiraboshi Financial Group Inc.	71,966	785
^	Kitanotatsujin Corp.	168,100	783
	Modec Inc.	53,588	778
	Sinfonia Technology Co. Ltd.	71,500	778
	Komori Corp.	120,900	776
	Takasago International Corp.	39,600	775
	Hibiya Engineering Ltd.	47,800	773
	Riso Kagaku Corp.	64,284	772
	Pasona Group Inc.	50,300	770
	Zenrin Co. Ltd.	70,050	770
	Sumitomo Seika Chemicals Co. Ltd.	24,100	767
	Union Tool Co.	25,900	766
	Komatsu Matere Co. Ltd.	94,000	763

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Seiko Holdings Corp.	60,458	762
	Aichi Steel Corp.	31,602	761
	Towa Corp.	65,765	761
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	36,603	759
	Hoosiers Holdings	118,700	756
	Bank of Iwate Ltd.	33,624	755
	Itochu-Shokuhin Co. Ltd.	14,400	753
	Nichiden Corp.	36,200	752
	Shin Nippon Air Technologies Co. Ltd.	37,100	750
	Kintetsu Department Store Co. Ltd.	24,500	750
	Sinko Industries Ltd.	53,441	750
	Toyo Construction Co. Ltd.	195,600	749
	Tachi-S Co. Ltd.	73,900	747
	Sakai Chemical Industry Co. Ltd.	40,109	742
	Invesco Office J-Reit Inc.	5,978	742
	ASKA Pharmaceutical Co. Ltd.	58,600	739
	EM Systems Co. Ltd.	97,700	737
^	Insource Co. Ltd.	28,100	736
	Gakken Holdings Co. Ltd.	54,400	735
	Daikokutenbussan Co. Ltd.	13,500	734
	Advan Co. Ltd.	60,400	733
	Furuno Electric Co. Ltd.	65,700	733
	Nittetsu Mining Co. Ltd.	16,900	732
	Kyoei Steel Ltd.	58,112	732
	Tosei Corp.	73,000	732
*	Nippon Denko Co. Ltd.	309,790	730
	Matsuyafoods Holdings Co. Ltd.	22,100	729
	Arcland Service Holdings Co. Ltd.	37,800	725
	Halows Co. Ltd.	23,000	723
	Sinanen Holdings Co. Ltd.	24,900	722
	Shinko Shoji Co. Ltd.	87,100	720
*	Toho Zinc Co. Ltd.	36,478	715
	Marusan Securities Co. Ltd.	159,455	713
	TPR Co. Ltd.	59,529	713
^	Rock Field Co. Ltd.	52,268	712
	Anest Iwata Corp.	88,700	710
^	Hoshino Resorts REIT Inc.	150	708
	Maxvalu Tokai Co. Ltd.	28,400	708
	Kenedix Retail REIT Corp.	369	706
	Matsuya Co. Ltd.	107,100	703
	Mitsui Sugar Co. Ltd.	40,400	702
	Hodogaya Chemical Co. Ltd.	15,700	698
	Japan Medical Dynamic Marketing Inc.	32,918	695
	YAKUODO Holdings Co. Ltd.	28,300	694
	Stella Chemifa Corp.	24,700	692
	Kyokuyo Co. Ltd.	26,400	690
	Riso Kyoiku Co. Ltd.	235,600	689
	Canon Electronics Inc.	49,794	687
	Poletowin Pitcrew Holdings Inc.	78,500	684
	Mie Kotsu Group Holdings Inc.	156,900	683
*	Nippon Sheet Glass Co. Ltd.	196,000	681
	PAL GROUP Holdings Co. Ltd.	58,500	681
	Osaki Electric Co. Ltd.	112,600	679
	CI Takiron Corp.	106,200	679
	Feed One Co. Ltd.	77,820	678
	Marvelous Inc.	90,200	678
	Valqua Ltd.	40,400	677
	Tenma Corp.	38,700	677
	Icom Inc.	25,900	675
	Qol Holdings Co. Ltd.	61,699	673
*	KLab Inc.	83,160	670
	Shikoku Bank Ltd.	97,840	669
	Amuse Inc.	27,400	666
	Daiwa Industries Ltd.	74,100	665

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Fukuda Corp.	13,900	665
	Yamanashi Chuo Bank Ltd.	81,562	665
	Ebase Co. Ltd.	71,600	665
	Ichikoh Industries Ltd.	151,666	662
	Sankyo Tateyama Inc.	74,400	661
	SWCC Showa Holdings Co. Ltd.	59,300	660
	Aichi Bank Ltd.	24,104	660
	Chukyo Bank Ltd.	32,600	657
	Toyo Tanso Co. Ltd.	38,910	657
	Unipres Corp.	84,480	654
	Sodick Co. Ltd.	87,878	652
	Kanagawa Chuo Kotsu Co. Ltd.	17,700	652
	Heiwa Real Estate REIT Inc.	602	651
	Tekken Corp.	34,800	650
	Asahi Diamond Industrial Co. Ltd.	141,722	650
	Tsubaki Nakashima Co. Ltd.	87,400	646
	Nagatanien Holdings Co. Ltd.	30,400	645
	Sourcenext Corp.	232,000	645
	Takara Leben Co. Ltd.	231,000	645
	Proto Corp.	59,700	643
	Fujiya Co. Ltd.	28,900	643
	Oyo Corp.	55,900	642
	LIFULL Co. Ltd.	170,400	641
	Katakura Industries Co. Ltd.	57,900	640
*	Mitsui E&S Holdings Co. Ltd.	202,100	640
	Press Kogyo Co. Ltd.	240,100	639
	MTI Ltd.	72,400	639
	ES-Con Japan Ltd.	78,500	638
^	RS Technologies Co. Ltd.	18,900	637
	Tokyu Construction Co. Ltd.	144,800	637
*	Sagami Holdings Corp.	52,496	637
	Kamei Corp.	62,900	635
	Riken Vitamin Co. Ltd.	43,000	635
	Bando Chemical Industries Ltd.	115,900	633
^	Akatsuki Inc.	14,200	633
	OSJB Holdings Corp.	275,894	632
	G-Tekt Corp.	55,900	630
	Tsukui Holdings Corp.	125,900	629
	CTS Co. Ltd.	71,742	627
	Kanaden Corp.	46,900	625
	Toenec Corp.	19,200	625
	WDB Holdings Co. Ltd.	21,512	625
	Japan Transcity Corp.	133,292	623
	Dai Nippon Toryo Co. Ltd.	66,800	621
	Akita Bank Ltd.	45,800	621
*	Litalico Inc.	23,500	620
	Ishihara Sangyo Kaisha Ltd.	95,300	619
*	Sanyo Special Steel Co. Ltd.	63,070	618
	Mitsubishi Research Institute Inc.	17,000	616
	Tayca Corp.	46,232	616
	Foster Electric Co. Ltd.	53,485	615
	Kenko Mayonnaise Co. Ltd.	36,400	613
	Ryobi Ltd.	56,487	611
	Pacific Metals Co. Ltd.	39,508	610
	Futaba Corp.	71,632	610
	Aichi Corp.	69,900	605
	Nippon Thompson Co. Ltd.	181,400	605
	Daikyonishikawa Corp.	109,000	604
	Sun Frontier Fudousan Co. Ltd.	75,000	603
	Towa Bank Ltd.	91,400	602
	Yurtec Corp.	99,400	601
	Fukuoka REIT Corp.	496	601
	Enplas Corp.	27,453	601
*,^	Vision Inc.	68,965	599

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Tanseisha Co. Ltd.	88,300	597
	Global One Real Estate Investment Corp.	661	597
	CMK Corp.	132,900	595
	World Co. Ltd.	46,800	594
	G-7 Holdings Inc.	25,800	593
*	Aoyama Trading Co. Ltd.	124,100	591
	JVCKenwood Corp.	436,740	591
	Eagle Industry Co. Ltd.	73,500	585
	Shinnihon Corp.	69,800	583
	Kansai Super Market Ltd.	50,600	581
	EPS Holdings Inc.	64,100	581
	ST Corp.	30,300	580
	Daido Metal Co. Ltd.	119,200	578
^	I'll Inc.	44,800	578
	Central Security Patrols Co. Ltd.	18,595	576
*	Vector Inc.	67,100	572
	Fukui Computer Holdings Inc.	18,600	570
^	Yonex Co. Ltd.	101,100	570
*,^	Atrae Inc.	21,908	567
	Achilles Corp.	37,600	567
	Chiyoda Co. Ltd.	64,200	565
	Nihon Chouzai Co. Ltd.	34,900	564
	Kurimoto Ltd.	31,900	563
	Toyo Corp.	61,817	562
	Goldcrest Co. Ltd.	43,980	562
	Riken Corp.	23,600	561
	Cosel Co. Ltd.	58,400	559
	Koatsu Gas Kogyo Co. Ltd.	76,200	558
	Shinwa Co. Ltd.	30,900	558
*	Nippon Chemi-Con Corp.	43,581	557
	Nippon Yakin Kogyo Co. Ltd.	38,679	557
	Yorozu Corp.	51,476	556
^	Fixstars Corp.	58,700	555
	Asahi Co. Ltd.	33,500	553
	Alpha Systems Inc.	18,200	550
	Sparx Group Co. Ltd.	254,600	549
	Nissin Sugar Co. Ltd.	31,325	546
	Yahagi Construction Co. Ltd.	67,700	544
	Financial Products Group Co. Ltd.	124,600	542
	CONEXIO Corp.	44,800	539
	Nichiban Co. Ltd.	34,300	537
	PC Depot Corp.	88,040	537
	Rokko Butter Co. Ltd.	33,000	537
	Rheon Automatic Machinery Co. Ltd.	55,315	537
	JDC Corp.	103,300	536
^	Kamakura Shinsho Ltd.	53,700	531
^	Toho Titanium Co. Ltd.	88,600	531
	Happinet Corp.	39,600	530
	Digital Holdings Inc.	42,745	530
	Iseki & Co. Ltd.	40,887	527
	Moriroku Holdings Co. Ltd.	30,100	525
^	Ichigo Office REIT Investment Corp.	811	524
*	BrainPad Inc.	13,719	524
*	Topy Industries Ltd.	49,979	523
	BRONCO BILLY Co. Ltd.	24,200	522
	Ryoden Corp.	35,500	521
*,^	RPA Holdings Inc.	75,730	521
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	516
*	W-Scope Corp.	81,400	516
	Kyosan Electric Manufacturing Co. Ltd.	129,100	512
	K&O Energy Group Inc.	37,200	512
	Tamron Co. Ltd.	34,300	512
	NichiiGakkan Co. Ltd.	32,100	511
*	Unitika Ltd.	154,800	510

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Riken Technos Corp.	132,700	506
	Sumitomo Riko Co. Ltd.	99,100	506
	World Holdings Co. Ltd.	24,900	505
	Optorun Co. Ltd.	25,600	504
	Maezawa Kyuso Industries Co. Ltd.	23,500	504
	Shibusawa Warehouse Co. Ltd.	26,309	501
	FAN Communications Inc.	111,900	501
	KAWADA TECHNOLOGIES Inc.	12,000	501
	Hankyu Hanshin REIT Inc.	453	501
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	498
	Fuso Pharmaceutical Industries Ltd.	19,700	497
	Nippon Parking Development Co. Ltd.	403,300	494
	Arakawa Chemical Industries Ltd.	44,600	494
	Michinoku Bank Ltd.	44,500	490
	Fuji Pharma Co. Ltd.	43,800	487
	Macromill Inc.	78,200	486
	Tama Home Co. Ltd.	36,700	486
	Nitto Kohki Co. Ltd.	29,200	485
	Tokyo Electron Device Ltd.	16,500	485
	Kyodo Printing Co. Ltd.	20,600	483
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	482
	Tosho Co. Ltd.	41,400	481
	JAC Recruitment Co. Ltd.	39,700	475
	Sanei Architecture Planning Co. Ltd.	28,800	475
*	Istyle Inc.	137,000	474
	Studio Alice Co. Ltd.	25,700	474
^	Koshidaka Holdings Co. Ltd.	126,508	473
	Nihon Nohyaku Co. Ltd.	102,400	473
	Tochigi Bank Ltd.	271,712	470
	Shimizu Bank Ltd.	29,600	470
	Onoken Co. Ltd.	42,100	469
^	J Trust Co. Ltd.	220,000	468
	Matsuda Sangyo Co. Ltd.	34,000	468
	Onward Holdings Co. Ltd.	238,656	467
	Hochiki Corp.	40,100	467
	BeNEXT Group Inc.	49,692	466
	Toa Corp.	58,900	465
	France Bed Holdings Co. Ltd.	57,600	465
	Teikoku Electric Manufacturing Co. Ltd.	47,800	465
	FIDEA Holdings Co. Ltd.	479,200	465
	Chiyoda Integre Co. Ltd.	31,200	460
	Fudo Tetra Corp.	32,820	460
	Aiphone Co. Ltd.	32,700	458
	Hisaka Works Ltd.	54,100	457
	SOSiLA Logistics REIT Inc.	351	454
	Toyo Kanetsu KK	21,200	454
	Sumida Corp.	57,809	454
^	PIA Corp.	16,600	452
	Godo Steel Ltd.	24,700	452
*	COOKPAD Inc.	123,500	452
	WATAMI Co. Ltd.	49,000	448
	ZIGExN Co. Ltd.	150,100	447
	Itochu Advance Logistics Investment Corp.	326	446
	JP-Holdings Inc.	155,400	445
	AOKI Holdings Inc.	102,004	443
^	Link And Motivation Inc.	116,500	442
	Torishima Pump Manufacturing Co. Ltd.	58,500	441
	Hokkaido Gas Co. Ltd.	30,800	440
	JSP Corp.	30,700	437
	Nihon Trim Co. Ltd.	11,900	436
^	Yomiuri Land Co. Ltd.	10,400	432
	Neturen Co. Ltd.	94,100	432
	Chori Co. Ltd.	28,700	432
	ASAHI YUKIZAI Corp.	33,211	430

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Zuiko Corp.	43,000	430
	Melco Holdings Inc.	16,600	430
	Kanamic Network Co. Ltd.	56,600	429
	Jimoto Holdings Inc.	48,038	426
	GCA Corp.	68,000	426
	Nissin Corp.	30,400	426
*	Nippon Sharyo Ltd.	18,500	422
	Toho Co. Ltd.	24,500	421
	Kojima Co. Ltd.	63,300	419
	Tokyo Energy & Systems Inc.	54,100	416
	Gurunavi Inc.	70,000	416
	SRA Holdings	19,100	415
	Tomoku Co. Ltd.	26,300	415
	Ministop Co. Ltd.	33,100	414
	Bank of Saga Ltd.	33,500	413
*	Kourakuen Holdings Corp.	26,400	411
	Tsutsumi Jewelry Co. Ltd.	18,200	409
	I-PEX Inc.	22,900	407
	Pronexus Inc.	39,035	406
	Shindengen Electric Manufacturing Co. Ltd.	21,200	404
	Japan Best Rescue System Co. Ltd.	41,965	401
	Taisei Lamick Co. Ltd.	15,600	399
*	Heroz Inc.	14,100	398
	Elematec Corp.	43,300	397
	Kyokuto Securities Co. Ltd.	61,100	396
*,^	Open Door Inc.	34,700	396
	Wowow Inc.	15,000	395
	Sankyo Seiko Co. Ltd.	97,597	392
	Kita-Nippon Bank Ltd.	21,500	392
	Roland DG Corp.	31,700	390
	Xebio Holdings Co. Ltd.	59,708	390
	Honeys Holdings Co. Ltd.	41,790	388
	SMK Corp.	15,200	387
	TSI Holdings Co. Ltd.	164,800	387
	Ichiyoshi Securities Co. Ltd.	96,700	387
	Mars Group Holdings Corp.	25,000	384
	Shimojima Co. Ltd.	29,900	382
	Aisan Industry Co. Ltd.	88,700	380
	Nihon Tokushu Toryo Co. Ltd.	42,200	376
*	OSAKA Titanium Technologies Co. Ltd.	50,800	374
	Airtrip Corp.	28,618	373
	Sekisui Kasei Co. Ltd.	69,300	370
	Yushin Precision Equipment Co. Ltd.	55,200	366
	Itoki Corp.	112,500	366
	Mirai Corp.	1,046	361
	NS United Kaiun Kaisha Ltd.	26,600	361
	Hito Communications Holdings Inc.	27,766	361
	Okura Industrial Co. Ltd.	21,700	361
	Yushiro Chemical Industry Co. Ltd.	29,100	360
	Tv Tokyo Holdings Corp.	16,000	357
	Tsukuba Bank Ltd.	210,200	356
^	Sanoh Industrial Co. Ltd.	60,600	351
*	Mitsuba Corp.	96,124	351
	Aeon Fantasy Co. Ltd.	18,100	349
	NEC Capital Solutions Ltd.	20,400	347
	CAC Holdings Corp.	27,600	346
	Nisso Corp.	47,000	344
	Hokkan Holdings Ltd.	26,800	343
	One REIT Inc.	148	342
*	Airtech Japan Ltd.	20,800	342
	Juki Corp.	80,518	341
^	Shin Nippon Biomedical Laboratories Ltd.	53,000	339
	Osaka Steel Co. Ltd.	31,000	333
	Central Sports Co. Ltd.	15,675	332

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments

October 31, 2020

		Shares	Market Value ($000)
	Hakuto Co. Ltd.	31,500	331
*	FDK Corp.	38,114	325
	Artnature Inc.	54,800	318
	Maezawa Kasei Industries Co. Ltd.	33,800	317
	Kitano Construction Corp.	13,000	315
	Corona Corp. Class A	34,900	314
	CRE Logistics REIT Inc.	212	310
	Seika Corp.	25,800	310
^	Tokyo Individualized Educational Institute Inc.	55,312	307
	Chuo Spring Co. Ltd.	10,900	306
	Gun-Ei Chemical Industry Co. Ltd.	12,900	299
	Krosaki Harima Corp.	11,000	298
	Fujikura Kasei Co. Ltd.	65,700	298
	Fujitsu Frontech Ltd.	20,200	297
^	Chuetsu Pulp & Paper Co. Ltd.	25,200	295
	CMIC Holdings Co. Ltd.	23,900	294
	Fujita Kanko Inc.	20,300	294
	Toli Corp.	125,501	294
	Takamiya Co. Ltd.	56,000	291
^	Ohara Inc.	24,388	289
	Kato Works Co. Ltd.	29,641	288
	Tokyo Rakutenchi Co. Ltd.	6,900	287
	Starts Proceed Investment Corp.	150	286
*,^	KNT-CT Holdings Co. Ltd.	30,900	286
	Inaba Seisakusho Co. Ltd.	22,200	284
	Star Asia Investment Corp.	658	279
*	Akebono Brake Industry Co. Ltd.	206,583	276
	Takaoka Toko Co. Ltd.	28,500	276
^	Meiko Network Japan Co. Ltd.	46,863	271
	Kitagawa Corp.	21,800	270
*	Gunosy Inc.	37,700	268
^	Daisyo Corp.	25,700	266
	Toa Oil Co. Ltd.	15,400	263
	Sac's Bar Holdings Inc.	50,650	263
	Gecoss Corp.	29,900	261
	Takihyo Co. Ltd.	15,800	260
	Nippon Coke & Engineering Co. Ltd.	398,600	248
	Kasai Kogyo Co. Ltd.	72,500	241
	Japan Cash Machine Co. Ltd.	48,000	237
*,^	CHIMNEY Co. Ltd.	20,000	236
	Takara Leben Real Estate Investment Corp.	291	233
	Mitsubishi Paper Mills Ltd.	71,400	213
	St. Marc Holdings Co. Ltd.	14,900	212
	Ateam Inc.	26,400	212
	Mori Trust Hotel Reit Inc.	204	211
	Taiho Kogyo Co. Ltd.	40,600	205
	Airport Facilities Co. Ltd.	48,700	202
	Linical Co. Ltd.	28,300	201
	Cleanup Corp.	43,800	200
	Samty Residential Investment Corp.	205	197
*,^	Tokyo Base Co. Ltd.	46,700	180
*,^	Aplus Financial Co. Ltd.	250,100	178
*	Funai Electric Co. Ltd.	41,700	174
	Daikoku Denki Co. Ltd.	19,700	172
*,^	Right On Co. Ltd.	28,800	170
	Paris Miki Holdings Inc.	61,500	162
*	Tateru Inc.	97,800	160
	Jamco Corp.	27,000	152
	Nakayama Steel Works Ltd.	41,900	140
*,^	Laox Co. Ltd.	69,500	113
			959,953
Kuwait (0.1%)
*	Warba Bank KSCP	2,308,034	1,806
	National Industries Group Holding SAK	2,599,449	1,534

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Kuwait International Bank KSCP	1,576,654	1,063
	Kuwait Projects Co. Holding KSCP	1,952,485	990
*	Alimtiaz Investment Group KSC	1,930,058	621
	Integrated Holding Co. KCSC	417,899	501
			6,515
Malaysia (1.1%)
*	Supermax Corp. Bhd.	4,275,894	9,760
	Kossan Rubber Industries	3,359,600	6,070
	Inari Amertron Bhd.	5,584,000	3,418
	Bursa Malaysia Bhd.	1,326,554	2,572
	TIME dotCom Bhd.	782,200	2,424
	Genting Plantations Bhd.	1,010,473	2,388
	Pentamaster Corp. Bhd.	1,731,850	2,100
	VS Industry Bhd.	3,534,075	1,993
	Frontken Corp. Bhd.	2,351,600	1,990
	My EG Services Bhd.	5,361,900	1,774
	IGB REIT	4,310,900	1,732
	Carlsberg Brewery Malaysia Bhd.	370,500	1,648
	Scientex Bhd.	558,800	1,599
	Axis REIT	3,009,200	1,520
	Sunway REIT	4,245,000	1,461
	Sunway Bhd.	4,358,988	1,407
	Yinson Holdings Bhd.	1,264,600	1,394
	Malakoff Corp. Bhd.	6,245,400	1,391
	KPJ Healthcare Bhd.	6,483,100	1,327
	Mega First Corp. Bhd.	785,000	1,315
	ViTrox Corp. Bhd.	375,800	1,285
	Serba Dinamik Holdings Bhd.	3,027,916	1,116
	DRB-Hicom Bhd.	2,370,827	1,085
	Magnum Bhd.	2,180,792	1,050
	Berjaya Sports Toto Bhd.	2,288,357	1,042
[1]	Lotte Chemical Titan Holding Bhd.	1,584,305	794
	Pavilion REIT	2,174,000	727
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	701
	Malaysia Building Society Bhd.	5,657,600	667
*	Sapura Energy Bhd.	24,752,200	599
	SP Setia Bhd Group	3,593,700	597
	Leong Hup International Bhd.	3,608,000	578
	Sunway Construction Group Bhd.	1,318,740	575
	AEON Credit Service M Bhd.	261,200	573
	Malaysian Resources Corp. Bhd.	6,034,938	545
*	Bumi Armada Bhd.	9,521,400	507
	Padini Holdings Bhd.	1,007,200	504
	Bermaz Auto Bhd.	1,796,440	503
*	Berjaya Corp. Bhd.	9,078,463	415
	Cahya Mata Sarawak Bhd.	1,508,100	393
*	UEM Sunrise Bhd.	4,358,500	389
*	Velesto Energy Bhd.	10,553,380	293
*	Pos Malaysia Bhd.	978,900	221
*	WCT Holdings Bhd.	2,307,972	203
*	Muhibbah Engineering M Bhd.	1,016,600	178
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	878,820	35
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	30
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	20
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	10
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	7
			64,925
Mexico (0.5%)
	PLA Administradora Industrial S de RL de CV	1,961,663	2,693
	Prologis Property Mexico SA de CV	1,215,724	2,436
	La Comer SAB de CV	1,327,195	2,416
	Bolsa Mexicana de Valores SAB de CV	1,186,266	2,412
	Grupo Cementos de Chihuahua SAB de CV	455,400	2,293
	Corp Inmobiliaria Vesta SAB de CV	1,425,142	2,290

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
[1]	Macquarie Mexico Real Estate Management SA de CV	1,802,202	2,071
*	Regional SAB de CV	661,700	1,788
*	Genomma Lab Internacional SAB de CV Class B	1,878,152	1,666
*,1	Banco del Bajio SA	1,986,600	1,643
	Grupo Comercial Chedraui SA de CV	1,291,100	1,632
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,921,708	1,505
*	Alsea SAB de CV	1,475,600	1,270
*	Axtel SAB de CV	3,310,851	1,235
	Grupo Herdez SAB de CV	597,183	1,058
*	Gentera SAB de CV	2,837,100	667
[1]	Nemak SAB de CV	2,103,340	648
*	Unifin Financiera SAB de CV	529,691	459
*	Credito Real SAB de CV SOFOM ER	764,013	401
	Grupo Rotoplas SAB de CV	462,570	398
			30,981
Netherlands (1.1%)
	BE Semiconductor Industries NV	184,808	7,447
	Corbion NV	153,495	6,971
	SBM Offshore NV	417,185	6,742
*	Arcadis NV	188,032	4,369
*	Boskalis Westminster	211,096	4,245
*	PostNL NV	1,216,824	4,036
[1]	Intertrust NV	230,174	3,569
	TKH Group NV	108,703	3,500
	Aperam SA	121,711	3,266
*	Oci NV	248,925	2,980
*,1	Basic-Fit NV	106,588	2,586
[1]	Flow Traders	71,796	2,353
	Nsi NV	46,856	1,480
*	Accell Group NV	53,855	1,454
	Eurocommercial Properties NV	118,360	1,292
	AMG Advanced Metallurgical Group NV	70,870	1,276
	Vastned Retail NV	47,284	1,250
*	Sligro Food Group NV	86,958	1,244
*	TomTom NV	168,914	1,135
^	Wereldhave NV	110,998	1,032
*,^	Fugro NV	249,359	952
*,1	NIBC Holding NV	106,883	921
*	Koninklijke BAM Groep NV	597,274	740
	ForFarmers NV	99,706	583
[1]	B&S Group Sarl	70,517	464
*	Brunel International NV	56,428	400
*,§	SRH NV	96,364	—
			66,287
New Zealand (0.9%)
	Chorus Ltd.	1,167,792	6,494
	Infratil Ltd.	1,339,189	4,796
	Goodman Property Trust	2,855,029	4,683
^	EBOS Group Ltd.	246,554	4,197
	Summerset Group Holdings Ltd.	592,194	4,069
	Precinct Properties New Zealand Ltd.	2,772,424	3,243
*	Pushpay Holdings Ltd.	474,268	2,853
	Genesis Energy Ltd.	1,335,690	2,738
	Freightways Ltd.	415,593	2,306
	Z Energy Ltd.	1,223,328	2,286
	Argosy Property Ltd.	2,151,793	1,974
	Vector Ltd.	688,322	1,911
	Vital Healthcare Property Trust	988,669	1,901
*	Arvida Group Ltd.	1,488,721	1,721
*	Kathmandu Holdings Ltd.	1,528,904	1,178
	Heartland Group Holdings Ltd.	1,160,003	1,027
	Scales Corp. Ltd.	303,235	1,016
*	Synlait Milk Ltd.	272,797	960
	Oceania Healthcare Ltd.	972,917	867

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Restaurant Brands New Zealand Ltd.	86,502	679
*	Tourism Holdings Ltd.	402,115	595
*	Vista Group International Ltd.	570,527	568
*	SKY Network Television Ltd.	4,837,276	476
*	New Zealand Refining Co. Ltd.	506,950	188
			52,726
Norway (1.3%)
*	Bakkafrost P/F	133,065	7,612
[1]	Scatec Solar ASA	310,833	6,876
*	Nel ASA	3,508,591	6,715
*	Storebrand ASA	1,219,784	6,437
[1]	Entra ASA	436,016	5,700
*	Subsea 7 SA	601,588	3,995
*	Nordic Semiconductor ASA	374,823	3,943
*	SpareBank 1 SR-Bank ASA	464,914	3,708
	Borregaard ASA	255,713	3,425
*	Veidekke ASA	282,820	3,260
	Kongsberg Gruppen ASA	197,631	3,211
*	Norwegian Finans Holding ASA	404,193	2,913
	SpareBank 1 SMN	334,881	2,889
	TGS NOPEC Geophysical Co. ASA	293,913	2,712
*	Atea ASA	210,017	2,440
	Austevoll Seafood ASA	232,306	1,582
[1]	Elkem ASA	614,087	1,306
*,1	Sbanken ASA	201,360	1,284
	Frontline Ltd.	229,415	1,273
*	Bonheur ASA	55,264	1,169
[1]	BW LPG Ltd.	225,218	986
	Grieg Seafood ASA	135,096	956
	Norway Royal Salmon ASA	43,535	936
	Sparebank 1 Oestlandet	81,160	727
*	Dno ASA	1,652,249	687
	Stolt-Nielsen Ltd.	72,120	667
	BW Offshore Ltd.	248,529	598
	Wallenius Wilhelmsen ASA	290,111	554
	Ocean Yield ASA	143,546	319
*	BW Energy Ltd.	171,054	265
			79,145
Pakistan (0.2%)
*	Lucky Cement Ltd.	439,642	1,847
	Engro Corp. Ltd.	806,673	1,528
	MCB Bank Ltd.	1,334,853	1,385
*	Hub Power Co. Ltd.	2,539,691	1,296
*	Pakistan State Oil Co. Ltd.	969,874	1,200
	Bank Alfalah Ltd.	3,898,534	802
	Pakistan Oilfields Ltd.	377,786	757
	Engro Fertilizers Ltd.	1,631,961	656
	United Bank Ltd.	845,938	578
	Millat Tractors Ltd.	80,271	461
*	DG Khan Cement Co. Ltd.	613,586	414
	SUI Northern Gas Pipeline	1,069,700	370
*	National Bank of Pakistan	1,415,000	344
	Nishat Mills Ltd.	638,126	337
*	Fauji Cement Co. Ltd.	1,914,807	253
	Searle Co. Ltd.	155,373	235
	Kot Addu Power Co. Ltd.	1,328,108	233
*	SUI Southern Gas Co. Ltd.	2,433,500	225
			12,921
Philippines (0.2%)
	Security Bank Corp.	1,164,019	2,313
	Robinsons Retail Holdings Inc.	1,625,620	2,155
	Robinsons Land Corp.	5,118,497	1,585
	First Gen Corp.	2,111,415	1,244

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Wilcon Depot Inc.	3,921,800	1,160
*	Manila Water Co. Inc.	3,143,185	908
	Century Pacific Food Inc.	2,729,800	875
	Vista Land & Lifescapes Inc.	11,007,100	766
	D&L Industries Inc.	5,839,400	751
	Nickel Asia Corp.	8,351,874	649
*,1	CEMEX Holdings Philippines Inc.	16,558,435	540
	Filinvest Land Inc.	26,483,400	530
*	Cebu Air Inc.	519,080	416
*	Altus Property Ventures Inc.	32,182	8
			13,900
Poland (0.3%)
[1]	PLAY Communications SA	393,894	3,865
*	Orange Polska SA	1,681,528	2,585
	Asseco Poland SA	141,240	2,289
	Kernel Holding SA	130,383	1,270
*,^	Kruk SA	41,397	1,176
*	Tauron Polska Energia SA	2,396,894	1,053
*	mBank SA	35,402	1,035
*	Bank Millennium SA	1,502,145	822
	Warsaw Stock Exchange	75,126	818
*	Ccc SA	79,413	779
*,^	AmRest Holdings SE	199,362	694
*	Enea SA	592,206	677
*	Grupa Azoty SA	128,641	667
*	Eurocash SA	215,860	634
*	Bank Handlowy w Warszawie SA	89,920	628
*,^	Alior Bank SA	216,689	622
*	Jastrzebska Spolka Weglowa SA	142,033	547
*,^	Energa SA	228,147	479
*	Ciech SA	70,883	466
*,§	getBACK SA	103,234	98
*	TEN Square Games SA	221	35
			21,239
Portugal (0.2%)
	REN - Redes Energeticas Nacionais SGPS SA	1,020,534	2,681
	Nos Sgps SA	567,436	1,950
*	Banco Comercial Portugues SA	20,285,687	1,784
	Sonae SGPS SA	2,490,746	1,468
	Navigator Co. SA	614,182	1,353
	Corticeira Amorim SGPS SA	92,514	1,061
*	CTT-Correios de Portugal SA	363,399	889
	Altri SGPS SA	199,414	771
	Semapa-Sociedade de Investimento e Gestao	67,717	509
*,^	Mota-Engil SGPS SA	239,760	307
			12,773
Qatar (0.1%)
	Al Meera Consumer Goods Co. QSC	268,776	1,476
*	Gulf International Services QSC	2,328,960	985
	Medicare Group	376,630	889
			3,350
Romania (0.0%)
*	Societatea Nationala Nuclearelectrica SA	145,074	550

Russia (0.1%)
[1]	Detsky Mir PJSC	2,048,693	2,841
	LSR Group PJSC Class A	88,253	1,011
	M.Video PJSC	57,250	490
	Lenenergo PJSC Preference Shares	261,710	481
	OGK-2 PJSC	54,519,850	470
	Raspadskaya OJSC	334,801	469
*	Mechel PJSC	543,156	371
	Enel Russia PJSC	24,680,000	281
	Tgc-1 PJSC	2,060,900,000	275

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Tmk PJSC	352,090	248
	Mechel PJSC Preference Shares	214,650	168
			7,105
Saudi Arabia (0.5%)
	Yamama Cement Co.	274,219	1,829
	United Electronics Co.	82,019	1,671
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	163,434	1,425
	Aldrees Petroleum and Transport Services Co.	75,636	1,280
	Jadwa REIT Saudi Fund	360,419	1,247
*	Al Hammadi Co. for Development and Investment	163,136	1,229
	Arabian Cement Co.	135,286	1,109
	Eastern Province Cement Co.	116,312	1,075
*	City Cement Co.	189,435	1,011
*	National Agriculture Development Co.	127,408	960
	Najran Cement Co.	228,612	957
	Arriyadh Development Co.	212,718	952
	Leejam Sports Co. JSC	57,656	951
*	Saudi Real Estate Co.	234,304	911
*	Middle East Healthcare Co.	97,351	872
	United International Transportation Co.	96,196	869
	National Medical Care Co.	60,843	845
	Dur Hospitality Co.	122,865	842
*	Saudi Ceramic Co.	81,253	840
*	Saudi Chemical Co. Holding	99,184	820
	National Gas & Industrialization Co.	101,946	791
	Northern Region Cement Co.	242,933	720
	Herfy Food Services Co.	54,359	700
*	Saudi Public Transport Co.	169,549	677
*	Astra Industrial Group	98,812	578
*	Al Jouf Cement Co.	191,752	533
*	Hail Cement Co.	131,718	509
*	Mediterranean & Gulf Insurance & Reinsurance Co.	89,888	480
*	Tabuk Cement Co.	121,136	468
*	Zamil Industrial Investment Co.	80,585	439
*	Aseer Trading Tourism & Manufacturing Co.	121,241	389
*	Bawan Co.	71,265	386
*	Methanol Chemicals Co.	117,994	300
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	74,726	255
			28,920
Singapore (0.7%)
	Frasers Centrepoint Trust	2,849,677	4,411
	Keppel Infrastructure Trust	9,256,746	3,699
	Parkway Life REIT	956,081	2,834
	Manulife US REIT	3,532,288	2,528
	Ascendas India Trust	2,067,700	1,970
	Cromwell European REIT	3,618,900	1,920
	Esr-REIT	6,185,579	1,589
	CapitaLand Retail China Trust	1,827,708	1,567
	Sheng Siong Group Ltd.	1,180,100	1,442
	OUE Commercial REIT	5,832,509	1,391
	AEM Holdings Ltd.	554,100	1,372
	CDL Hospitality Trusts	1,870,013	1,358
	Keppel Pacific Oak US REIT	1,854,700	1,300
	Raffles Medical Group Ltd.	2,250,984	1,270
	Prime US REIT	1,583,869	1,172
	Aims Apac REIT	1,316,300	1,138
	First Resources Ltd.	1,276,529	1,132
	Far East Hospitality Trust	2,631,600	1,080
	Lendlease Global Commercial REIT	2,395,200	1,070
	ARA LOGOS Logistics Trust	2,394,704	1,044
	Starhill Global REIT	3,187,408	969
	Sph REIT	1,684,900	919
	Soilbuild Business Space REIT	2,653,008	875
§	Best World International Ltd.	751,600	714

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Sabana Shari'ah Compliant Industrial REIT	2,670,000	685
*	Yoma Strategic Holdings Ltd.	3,478,119	650
	Frasers Hospitality Trust	2,151,500	631
*	Thomson Medical Group Ltd.	17,556,100	592
	First REIT	1,485,600	435
	Asian Pay Television Trust	4,880,450	422
	Silverlake Axis Ltd.	2,106,529	387
	Lippo Malls Indonesia Retail Trust	5,686,800	367
*	COSCO Shipping International Singapore Co. Ltd.	2,640,000	354
§	Eagle Hospitality Trust	2,004,300	275
	Bumitama Agri Ltd.	855,000	272
*,§	Hyflux Ltd.	1,145,286	176
*,§	Noble Group Ltd.	1,804,400	107
*,^,§	Ezra Holdings Ltd.	4,500,399	36
*,§	China Hongxing Sports Ltd.	831,000	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			44,153
South Africa (0.5%)
*	Transaction Capital Ltd.	1,245,339	1,521
	Equites Property Fund Ltd.	1,456,681	1,395
	JSE Ltd.	201,849	1,347
	AECI Ltd.	264,471	1,240
*	Motus Holdings Ltd.	455,942	1,174
	DRDGOLD Ltd.	1,059,082	1,171
*	Omnia Holdings Ltd.	456,110	1,068
	Allied Electronics Corp. Ltd.	629,922	1,035
*	KAP Industrial Holdings Ltd.	7,029,536	1,001
*	Super Group Ltd.	885,295	993
	Imperial Logistics Ltd.	437,542	928
	Reunert Ltd.	443,945	916
*	Investec Australia Property Fund	1,022,965	895
*	Hyprop Investments Ltd.	705,339	873
	Cashbuild Ltd.	62,499	846
	Astral Foods Ltd.	105,969	751
	Vukile Property Fund Ltd.	2,442,316	726
*	Advtech Ltd.	1,446,432	722
	MAS Real Estate Inc.	1,139,328	716
*	DataTec Ltd.	498,723	676
*	Wilson Bayly Holmes-Ovcon Ltd.	125,274	654
*,^	Steinhoff International Holdings NV	11,946,739	634
	Raubex Group Ltd.	467,171	574
*,^	Massmart Holdings Ltd.	282,358	573
	Investec Property Fund Ltd.	1,192,101	550
	Famous Brands Ltd.	206,041	546
*	Metair Investments Ltd.	524,890	532
	SA Corporate Real Estate Ltd.	7,076,275	528
*	Epp NV	1,310,931	467
*,^	Brait SE	2,121,226	461
*,^	Sun International Ltd.	549,468	456
^	Curro Holdings Ltd.	707,664	435
	Emira Property Fund Ltd.	1,097,983	422
	Hudaco Industries Ltd.	84,261	410
	Adcock Ingram Holdings Ltd.	157,488	392
*	Blue Label Telecoms Ltd.	1,741,392	379
	Alexander Forbes Group Holdings Ltd.	1,818,457	377
	Attacq Ltd.	1,912,512	366
*	Long4Life Ltd.	1,942,901	322
	Tsogo Sun Gaming Ltd.	1,433,944	307
^	Hosken Consolidated Investments Ltd.	124,644	303
	Zeder Investments Ltd.	1,431,728	234
*	RMB Holdings Ltd.	2,847,480	188
	Grindrod Ltd.	461,817	106
*	Tsogo Sun Hotels Ltd.	544,310	46
*,^	EOH Holdings Ltd.	149,727	44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*,§	Great Basin Gold Ltd.	345,634	—
			30,300
South Korea (5.2%)
*	Shin Poong Pharmaceutical Co. Ltd.	85,151	9,475
	Seegene Inc.	37,600	8,611
	SK Chemicals Co. Ltd.	23,537	7,222
*	HMM Co. Ltd.	705,127	5,619
*	Genexine Inc.	47,415	4,743
	Douzone Bizon Co. Ltd.	46,954	4,140
*,^	KMW Co. Ltd.	74,245	4,115
	Green Cross Corp.	13,991	3,717
*	MedPacto Inc.	33,107	3,144
*	Hugel Inc.	15,747	2,933
*	Cellivery Therapeutics Inc.	15,663	2,875
*	Pearl Abyss Corp.	15,550	2,765
	Hansol Chemical Co. Ltd.	21,089	2,631
	KIWOOM Securities Co. Ltd.	28,689	2,624
	DB HiTek Co. Ltd.	90,786	2,578
	GeneOne Life Science Inc.	102,755	2,542
	LEENO Industrial Inc.	23,567	2,535
*	WONIK IPS Co. Ltd.	88,076	2,513
	Chong Kun Dang Pharmaceutical Corp.	18,037	2,438
	Com2uSCorp	24,512	2,417
	Ecopro BM Co. Ltd.	21,238	2,359
*	HLB Life Science CO Ltd.	100,386	2,342
*	Hanall Biopharma Co. Ltd.	95,090	2,340
	SK Materials Co. Ltd.	11,810	2,326
	Ilyang Pharmaceutical Co. Ltd.	34,439	2,178
*	Pharmicell Co. Ltd.	139,288	2,175
	Koh Young Technology Inc.	30,817	2,169
*	Oscotec Inc.	59,209	2,166
	Meritz Securities Co. Ltd.	728,215	2,126
*	Soulbrain Co. Ltd.	10,685	2,047
*	Doosan Fuel Cell Co. Ltd.	54,339	2,014
*	NHN KCP Corp.	33,675	2,001
*	Mezzion Pharma Co. Ltd.	12,670	1,997
*	LegoChem Biosciences Inc.	42,034	1,968
	Youngone Corp.	75,746	1,905
	Hyundai Elevator Co. Ltd.	57,708	1,903
^	JYP Entertainment Corp.	68,501	1,868
	Bukwang Pharmaceutical Co. Ltd.	89,770	1,850
	Dongjin Semichem Co. Ltd.	74,662	1,812
	Ecopro Co. Ltd.	45,814	1,739
*	Zinus Inc.	22,161	1,729
*	GemVax & Kael Co. Ltd.	89,295	1,701
	LS Electric Co. Ltd.	38,706	1,700
	Meritz Fire & Marine Insurance Co. Ltd.	137,838	1,691
	Sam Chun Dang Pharm Co. Ltd.	35,812	1,691
	Eo Technics Co. Ltd.	20,966	1,636
	L&F Co. Ltd.	46,798	1,635
*	Hyundai Rotem Co. Ltd.	123,088	1,626
	Iljin Materials Co. Ltd.	42,286	1,607
	Hyosung Corp.	24,348	1,597
	JB Financial Group Co. Ltd.	352,509	1,593
*	Chabiotech Co. Ltd.	104,176	1,567
	Cosmax Inc.	16,558	1,542
*	Chunbo Co. Ltd.	11,567	1,531
	Hanjin Transportation Co. Ltd.	36,539	1,525
	SK Discovery Co. Ltd.	27,101	1,513
*	Pan Ocean Co. Ltd.	466,114	1,484
	NICE Information Service Co. Ltd.	83,904	1,445
	Innocean Worldwide Inc.	27,102	1,413
	Seoul Semiconductor Co. Ltd.	90,928	1,407
*	Yungjin Pharmaceutical Co. Ltd.	221,981	1,398

Vanguard® FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Green Cross Holdings Corp.	69,724	1,387
	SFA Engineering Corp.	42,876	1,384
	DoubleUGames Co. Ltd.	25,193	1,375
*	Ace Technologies Corp.	76,931	1,366
*	ABLBio Inc.	61,143	1,357
	Korean Reinsurance Co.	206,804	1,357
	Kolon Industries Inc.	42,976	1,352
	Korea Petrochemical Ind Co. Ltd.	7,834	1,347
	Daishin Securities Co. Ltd.	113,024	1,345
	Kolmar Korea Co. Ltd.	34,367	1,345
*	Webzen Inc.	46,100	1,307
*	ST Pharm Co. Ltd.	24,468	1,304
*	Binex Co. Ltd.	60,173	1,302
*	Enzychem Lifesciences Corp.	15,736	1,299
*	CrystalGenomics Inc.	99,253	1,295
	DongKook Pharmaceutical Co. Ltd.	59,744	1,278
*	L&C Bio Co. Ltd.	33,135	1,264
	F&F Co. Ltd.	15,643	1,263
*	RFHIC Corp.	40,935	1,259
*,^	G-treeBNT Co. Ltd.	51,500	1,258
	IS Dongseo Co. Ltd.	36,797	1,243
*	S&S Tech Corp.	40,013	1,198
*	Amicogen Inc.	43,933	1,197
	Jeil Pharmaceutical Co. Ltd.	20,823	1,170
*	BH Co. Ltd.	64,134	1,162
	Daesang Corp.	53,709	1,142
*	CMG Pharmaceutical Co. Ltd.	284,222	1,140
*	Studio Dragon Corp.	16,306	1,133
	Poongsan Corp.	51,997	1,131
	LOTTE Reit Co. Ltd.	235,154	1,123
*,^	Komipharm International Co. Ltd.	101,405	1,116
	Daewoong Co. Ltd.	53,469	1,115
	Daou Technology Inc.	66,579	1,106
	Foosung Co. Ltd.	139,084	1,104
*	Lotte Tour Development Co. Ltd.	85,365	1,091
^	Dawonsys Co. Ltd.	58,144	1,081
*	SM Entertainment Co. Ltd.	41,762	1,072
	Hyosung TNC Co. Ltd.	8,298	1,054
*	Medipost Co. Ltd.	39,784	1,052
*	Kumho Tire Co. Inc.	333,389	1,048
	Huchems Fine Chemical Corp.	51,296	1,040
*,^	Naturecell Co. Ltd.	126,989	1,031
*	Hyosung Advanced Materials Corp.	8,561	1,017
	AfreecaTV Co. Ltd.	19,153	1,016
*	YG Entertainment Inc.	29,370	1,013
	NEPES Corp.	38,979	986
	Silicon Works Co. Ltd.	24,135	973
*	TY Holdings Co. Ltd.	54,120	971
*	Kuk-il Paper Manufacturing Co. Ltd.	227,773	968
	JW Pharmaceutical Corp.	35,383	967
*	Telcon RF Pharmaceutical Inc.	180,089	961
	Tokai Carbon Korea Co. Ltd.	11,725	959
	LG Hausys Ltd.	16,384	959
	Mcnex Co. Ltd.	32,451	952
	PI Advanced Materials Co. Ltd.	36,751	936
	LG International Corp.	68,244	936
*	Osstem Implant Co. Ltd.	27,195	935
*,^	Hyosung Heavy Industries Corp.	17,828	933
	Handsome Co. Ltd.	37,614	930
	Dong-A ST Co. Ltd.	12,521	928
	Partron Co. Ltd.	107,340	924
	Daewoong Pharmaceutical Co. Ltd.	11,389	921
*	CJ CGV Co. Ltd.	51,134	913
	S&T Motiv Co. Ltd.	20,346	909

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	HDC Holdings Co. Ltd.	102,530	907
	Ahnlab Inc.	16,268	907
*	Asiana Airlines Inc.	282,679	902
	LOTTE Himart Co. Ltd.	33,164	901
	Hana Tour Service Inc.	26,169	898
*	Ananti Inc.	120,746	893
*	SFA Semicon Co. Ltd.	203,500	889
	Eugene Technology Co. Ltd.	37,051	889
*	Hyundai Bioscience Co. Ltd.	90,905	887
	Samyang Holdings Corp.	15,884	871
	Hankook Technology Group Co. Ltd.	66,240	871
	NICE Holdings Co. Ltd.	54,397	867
*	Duk San Neolux Co. Ltd.	32,927	865
	Daea TI Co. Ltd.	164,696	838
*	Dongkuk Steel Mill Co. Ltd.	154,489	829
	Taekwang Industrial Co. Ltd.	1,305	822
^	TES Co. Ltd.	37,252	819
	Wemade Co. Ltd.	23,170	814
	Dong-A Socio Holdings Co. Ltd.	8,656	813
	OptoElectronics Solutions Co. Ltd.	20,813	811
	Korea Electric Terminal Co. Ltd.	19,831	808
*	Daeduck Electronics Co. Ltd.	91,851	806
	Hyundai Home Shopping Network Corp.	12,893	806
	Shinsegae International Inc.	6,396	805
*	Hyundai Electric & Energy System Co. Ltd.	60,403	804
	Huons Co. Ltd.	16,099	796
*	DIO Corp.	30,641	794
*	AbClon Inc.	32,156	791
	HS Industries Co. Ltd.	125,463	786
*	iNtRON Biotechnology Inc.	64,625	780
*	ITM Semiconductor Co. Ltd.	18,966	779
*	NKMax Co. Ltd.	67,449	779
*	Cafe24 Corp.	15,617	774
	GS Home Shopping Inc.	6,302	773
*	Hyundai Construction Equipment Co. Ltd.	33,936	751
	Hyundai Greenfood Co. Ltd.	116,478	749
	SK Gas Ltd.	7,989	744
	Chongkundang Holdings Corp.	8,478	730
	LIG Nex1 Co. Ltd.	29,425	730
	Posco ICT Co. Ltd.	122,474	725
	Hansae Co. Ltd.	45,730	718
	Samwha Capacitor Co. Ltd.	15,891	715
*	Eutilex Co. Ltd.	25,460	711
^	Toptec Co. Ltd.	52,831	707
	Binggrae Co. Ltd.	14,103	693
	Hyosung Chemical Corp.	6,184	693
	Mirae Asset Life Insurance Co. Ltd.	206,419	691
	Korea Real Estate Investment & Trust Co. Ltd.	430,953	684
	Kwang Dong Pharmaceutical Co. Ltd.	84,982	682
	Dongwon Industries Co. Ltd.	3,788	676
	Doosan Co. Ltd.	15,897	657
*	KH Vatec Co. Ltd.	43,509	656
	Meritz Financial Group Inc.	78,041	650
*	Hancom Inc.	42,708	649
*	Aprogen pharmaceuticals Inc.	579,812	644
*	Insun ENT Co. Ltd.	79,868	643
	LF Corp.	49,271	638
	Orion Holdings Corp.	56,824	623
	SK Securities Co. Ltd.	993,965	616
*	Neowiz	32,859	610
*	Dentium Co. Ltd.	18,363	607
	Young Poong Corp.	1,401	597
	Hyundai Bioland Co. Ltd.	29,899	590
	i-SENS Inc.	24,133	583

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Advanced Process Systems Corp.	31,225	581
	Jusung Engineering Co. Ltd.	93,719	578
*,^	STCube	76,827	572
	Halla Holdings Corp.	20,210	567
	SL Corp.	43,929	564
*	Namsun Aluminum Co. Ltd.	160,082	561
	Grand Korea Leisure Co. Ltd.	52,019	553
	Green Cross Cell Corp.	16,350	551
*	Yuanta Securities Korea Co. Ltd.	228,535	547
	Hansol Paper Co. Ltd.	45,296	547
	Songwon Industrial Co. Ltd.	43,395	546
*	Anterogen Co. Ltd.	13,805	537
	KC Tech Co. Ltd.	27,079	535
*	Innox Advanced Materials Co. Ltd.	13,596	533
	Sebang Global Battery Co. Ltd.	21,912	532
*	Hanwha General Insurance Co. Ltd.	214,609	531
	Sangsangin Co. Ltd.	102,715	530
*,^	Feelux Co. Ltd.	199,587	528
*	Taihan Electric Wire Co. Ltd.	680,193	525
*	Hansol Technics Co. Ltd.	68,783	525
	Tongyang Inc.	532,648	524
	Cuckoo Homesys Co. Ltd.	15,214	522
*	Peptron Inc.	38,025	521
	GOLFZON Co. Ltd.	8,201	516
	Korea Asset In Trust Co. Ltd.	157,464	514
	Eugene Investment & Securities Co. Ltd.	160,188	508
	Taeyoung Engineering & Construction Co. Ltd.	56,138	497
*	Inscobee Inc.	249,139	496
*	Dongsung Pharmaceutical Co. Ltd.	50,063	493
	Soulbrain Holdings Co. Ltd.	12,902	492
	Maeil Dairies Co. Ltd.	8,362	491
*,^	CUROCOM Co. Ltd.	256,954	489
	Vieworks Co. Ltd.	18,963	483
	Kumho Industrial Co. Ltd.	77,587	481
	Modetour Network Inc.	39,029	479
	Youlchon Chemical Co. Ltd.	35,627	478
*	Samsung Pharmaceutical Co. Ltd.	151,444	475
	Youngone Holdings Co. Ltd.	15,049	474
	KEPCO Engineering & Construction Co. Inc.	34,484	474
	NS Shopping Co. Ltd.	43,145	467
	INTOPS Co. Ltd.	32,416	467
*	Hanwha Investment & Securities Co. Ltd.	302,293	463
	Harim Holdings Co. Ltd.	80,164	461
	JW Holdings Corp.	97,544	456
	Daishin Securities Co. Ltd. Preference Shares	51,565	454
	Dongwon F&B Co. Ltd.	3,168	452
	Nexen Tire Corp.	96,410	447
	KC Co. Ltd.	20,946	442
*,^	Ssangyong Motor Co.	112,625	437
*	Korea Line Corp.	306,360	433
	Hanil Cement Co. Ltd.	6,109	431
^	ICD Co. Ltd.	33,810	430
	iMarketKorea Inc.	55,985	421
*	Lock&Lock Co. Ltd.	44,755	412
	Samyang Corp.	9,595	409
*	Vidente Co. Ltd.	71,867	407
	Samchully Co. Ltd.	5,968	402
	Kolmar Korea Holdings Co. Ltd.	19,122	402
	InBody Co. Ltd.	29,375	396
	Sungwoo Hitech Co. Ltd.	122,165	384
*	Seobu T&D	70,614	381
	Namhae Chemical Corp.	53,954	379
*	Interflex Co. Ltd.	29,810	357
	Huons Global Co. Ltd.	14,285	356

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
*	Gamevil Inc.	13,217	354
	KT Skylife Co. Ltd.	41,471	348
	Dae Hwa Pharmaceutical Co. Ltd.	29,499	347
	SPC Samlip Co. Ltd.	6,196	346
	Dae Han Flour Mills Co. Ltd.	2,819	346
*	Wonik Holdings Co. Ltd.	92,558	345
	Hyundai Livart Furniture Co. Ltd.	25,119	342
*	KCC Glass Corp.	12,994	341
	Kolon Corp.	18,758	337
	Aekyung Industrial Co. Ltd.	17,509	336
*,^	Able C&C Co. Ltd.	51,601	333
	Lotte Confectionery Co. Ltd.	3,730	325
*	Coreana Cosmetics Co. Ltd.	68,106	320
	E1 Corp.	7,458	299
	Humedix Co. Ltd.	15,501	297
	Kyobo Securities Co. Ltd.	50,102	295
	Woongjin Thinkbig Co. Ltd.	129,117	294
	KISWIRE Ltd.	24,022	294
	Cuckoo Holdings Co. Ltd.	3,633	293
*	Hansol Holdings Co. Ltd.	99,336	293
	KTB Investment & Securities Co. Ltd.	128,611	290
	Namyang Dairy Products Co. Ltd.	1,233	278
*,^,§	Cellumed Co. Ltd.	52,681	278
	Lotte Food Co. Ltd.	1,024	276
	Interpark Corp.	146,125	275
	BGF Co. Ltd.	75,083	266
	Seah Besteel Corp.	31,536	263
	Hankook Shell Oil Co. Ltd.	1,227	259
	Tongyang Life Insurance Co. Ltd.	92,674	259
	KISCO Corp.	62,329	256
	Sung Kwang Bend Co. Ltd.	48,276	252
	LG HelloVision Co. Ltd.	73,933	249
*	Eusu Holdings Co. Ltd.	52,646	248
	Daekyo Co. Ltd.	70,719	236
	DB Financial Investment Co. Ltd.	68,332	233
^	Hanil Holdings Co. Ltd.	5,756	229
*	Homecast Co. Ltd.	86,531	227
	Daeduck Co. Ltd.	41,388	225
*	Lutronic Corp.	51,403	224
	Cell Biotech Co. Ltd.	15,415	216
*	COSON Co. Ltd.	45,968	213
^	Hyundai Corp.	17,365	212
	AK Holdings Inc.	13,753	209
*	Muhak Co. Ltd.	36,702	206
*,^	SBS Media Holdings Co. Ltd.	136,117	198
*	Byucksan Corp.	121,320	196
	Sindoh Co. Ltd.	9,770	191
	Sam Young Electronics Co. Ltd.	27,627	191
*	GNCO Co. Ltd.	190,589	185
	CJ Freshway Corp.	12,744	183
	S&T Dynamics Co. Ltd.	36,640	169
*,§	Yuyang DNU Co. Ltd.	147,206	158
*,^	Agabang&Company	67,922	153
	TK Corp.	18,731	98
*,§	Esmo Corp.	271,200	97
*	Doosan Fuel Cell Co. Ltd. Rights Exp. 12/08/2020	7,089	49
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
			319,619
Spain (1.1%)
	Viscofan SA	102,842	6,943
	Pharma Mar SA	35,836	4,811
	Ebro Foods SA	205,087	4,592

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
	Banco de Sabadell SA	14,736,247	4,509
*	Acerinox SA	469,402	3,726
	Fluidra SA	171,069	3,091
*	Solaria Energia y Medio Ambiente SA	154,223	3,001
*	Applus Services SA	365,467	2,865
	Cia de Distribucion Integral Logista Holdings SA	164,777	2,782
	Faes Farma SA	716,270	2,699
	CIE Automotive SA	133,751	2,618
[1]	Euskaltel SA	248,591	2,364
*,1	Neinor Homes SA	183,799	2,219
	Almirall SA	183,077	1,958
*	Indra Sistemas SA	316,196	1,896
*	Construcciones y Auxiliar de Ferrocarriles SA	47,928	1,518
*	Sacyr SA	881,452	1,499
	Prosegur Cia de Seguridad SA	607,595	1,392
*,1	Unicaja Banco SA	2,132,884	1,366
[1]	Gestamp Automocion SA	429,337	1,313
*	Mediaset Espana Comunicacion SA	381,354	1,275
[1]	Global Dominion Access SA	319,263	1,136
*,1	Aedas Homes SA	56,425	1,117
*	Liberbank SA	3,628,379	971
*	Melia Hotels International SA	260,535	966
*,^	Promotora de Informaciones SA	1,142,309	854
[1]	Prosegur Cash SA	1,057,266	818
*,^	Ence Energia y Celulosa SA	318,550	711
*,1	Metrovacesa SA	124,554	702
*,^	Distribuidora Internacional de Alimentacion SA	4,653,200	610
	Lar Espana Real Estate Socimi SA	166,784	595
	Atresmedia Corp. de Medios de Comunicacion SA	219,674	576
*	Tecnicas Reunidas SA	68,312	548
*	NH Hotel Group SA	62,094	155
*,^,§	Let's GOWEX SA	31,105	—
			68,196
Sweden (4.1%)
*	Indutrade AB	243,051	12,305
	Getinge AB	582,659	11,408
*,1	Thule Group AB	272,211	8,906
	Fabege AB	687,463	8,681
*	Aak Ab	445,554	8,672
*,1	Dometic Group AB	773,798	8,364
	BillerudKorsnas AB	455,775	7,120
^	Samhallsbyggnadsbolaget i Norden AB (Ordinary Shares)	2,426,697	6,679
	Axfood AB	278,952	6,484
	Wihlborgs Fastigheter AB	340,709	6,141
*	Nordic Entertainment Group AB Class B	170,219	6,076
	Avanza Bank Holding AB	318,641	6,069
[1]	Bravida Holding AB	520,535	6,002
*	AF Poyry AB	251,256	5,741
*	Hexpol AB	643,502	5,668
	Wallenstam AB	419,758	5,564
	AddTech AB	491,066	5,427
	Beijer Ref AB Class B	189,485	5,246
	Jm Ab	179,775	5,192
*	Peab AB Class B	518,151	4,796
*	SSAB AB Class B	1,680,396	4,533
*	NetEnt AB	471,244	4,469
*	Loomis AB Class B	196,893	4,392
^	Intrum AB	175,915	4,299
	Bure Equity AB	141,683	4,111
	Kungsleden AB	483,505	4,103
	Arjo AB	575,911	4,094
*	Sectra AB Class B	66,718	4,065
*	Vitrolife AB	165,366	4,023
	Hufvudstaden AB Class A	303,430	3,961

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
	NCC AB Class B	244,565	3,898
	Mycronic AB	178,556	3,767
*	Nolato AB Class B	44,637	3,713
*	Nyfosa AB	443,419	3,666
*	Biotage AB	181,152	3,017
	Lindab International AB	189,776	2,930
	Catena AB	64,315	2,618
*	Bilia AB	194,678	2,590
*	Hansa Biopharma AB	96,327	2,569
*	Modern Times Group MTG AB Class B	181,835	2,422
*	Betsson AB	307,255	2,341
*	Pandox AB Class B	228,726	2,284
*	Electrolux Professional AB Class B	595,256	2,244
*,1	Munters Group AB	293,434	2,183
	Klovern AB	1,408,229	2,146
	Atrium Ljungberg AB	127,793	2,065
	Ratos AB	493,464	1,798
*	Nobia AB	287,310	1,732
*	Bonava AB	214,378	1,666
*,1	Resurs Holding AB	361,932	1,655
	Dios Fastigheter AB	233,989	1,638
*	Concentric AB	95,746	1,586
*	Karo Pharma AB	214,344	1,528
*	SSAB AB Class A	508,787	1,476
*	Cloetta AB	548,981	1,290
	SkiStar AB	113,977	1,278
*,1	Attendo AB	265,480	1,216
	Klovern AB Preference Shares	34,176	1,205
	Sagax AB	321,872	1,121
*	Mekonomen AB	114,428	1,110
	Investment AB Oresund	82,303	1,089
*	Adapteo Oyj	117,477	1,079
	Clas Ohlson AB	108,759	962
*,^,1	Scandic Hotels Group AB	365,804	928
*,^	SAS AB	4,707,009	517
	Samhallsbyggnadsbolaget i Norden AB	124,099	403
*,^	Collector AB	223,259	361
	Ncc Ab Class A	16,038	257
	Sagax AB Preference Shares	35,820	143
*,^	SAS AB (XSTO)	272,993	48
			253,130
Switzerland (3.8%)
	Tecan Group AG	30,827	14,628
*	ams AG	662,974	14,195
	Sunrise Communications Group AG	83,109	9,961
	Belimo Holding AG	1,208	8,984
	Cembra Money Bank AG	76,594	8,510
[1]	Galenica AG	125,857	7,937
	Allreal Holding AG	37,130	7,864
*	Idorsia Ltd.	295,213	7,747
	Bucher Industries AG	17,043	6,570
	Siegfried Holding AG	10,287	6,513
*	Softwareone Holding AG	250,743	6,172
	Bachem Holding AG	14,473	5,851
*	Zur Rose Group AG	19,415	5,402
^	Stadler Rail AG	127,614	5,076
	Mobimo Holding AG	16,813	4,859
	Emmi AG	5,090	4,808
	Bkw AG	47,508	4,719
*,^	Dufry AG	123,143	4,650
	Vontobel Holding AG	72,403	4,443
	Daetwyler Holding AG	19,113	4,276
	SFS Group AG	44,717	4,174
	Forbo Holding AG	2,699	4,132

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
	Interroll Holding AG	1,424	3,826
	Inficon Holding AG	4,978	3,655
^	dormakaba Holding AG	7,707	3,544
*	Landis&Gyr Group AG	63,007	3,519
	Conzzeta AG	3,338	3,365
	Valiant Holding AG	40,925	3,283
	Schweiter Technologies AG	2,363	3,227
	St. Galler Kantonalbank AG	7,440	3,140
	VZ Holding AG	37,220	3,128
	Huber & Suhner AG	42,998	3,101
	Berner Kantonalbank AG	12,394	2,820
	Kardex Holding AG	14,991	2,647
	Comet Holding AG	18,738	2,634
	LEM Holding SA	1,310	2,375
[1]	Sunrise Communications Group AG (XSWX)	18,975	2,283
	Burckhardt Compression Holding AG	7,935	1,987
	Vetropack Holding AG	34,531	1,926
	Swissquote Group Holding SA	24,122	1,921
	ALSO Holding AG	7,507	1,756
	Intershop Holding AG	2,827	1,733
	Liechtensteinische Landesbank AG	30,434	1,718
*	Komax Holding AG	8,706	1,577
*,^	COSMO Pharmaceuticals NV	17,947	1,451
*,1	Medacta Group SA	16,984	1,440
*	Arbonia AG	121,869	1,353
*,^	Basilea Pharmaceutica AG	26,687	1,297
*	Aryzta AG	2,437,695	1,224
	Bell Food Group AG	4,742	1,202
	Bossard Holding AG	7,107	1,155
	EFG International AG	206,086	1,117
*	Valora Holding AG	7,768	1,109
	Ypsomed Holding AG	8,705	1,082
	Zehnder Group AG	22,276	1,065
	Leonteq AG	29,310	1,035
*	Ascom Holding AG	84,738	1,016
*	Autoneum Holding AG	7,828	969
^	Bobst Group SA	19,336	930
	u-blox Holding AG	16,745	842
^	Implenia AG	40,365	810
*	Hiag Immobilien Holding AG	7,643	775
	VP Bank AG	6,440	731
	Rieter Holding AG	8,384	722
*	GAM Holding AG	427,895	692
*	Apg Sga SA	2,878	560
*	Ina Invest Holding AG	13,752	256
*,§	Petroplus	36,495	—
			233,469
Taiwan (7.5%)
	Merida Industry Co. Ltd.	650,055	6,338
	WPG Holdings Ltd.	3,892,137	5,286
	Macronix International	4,645,386	5,214
	Tripod Technology Corp.	1,281,327	5,095
	Simplo Technology Co. Ltd.	449,631	5,015
	Sino-American Silicon Products Inc.	1,384,945	4,839
	Chroma ATE Inc.	1,012,040	4,822
	Voltronic Power Technology Corp.	138,456	4,749
	Winbond Electronics Corp.	7,577,614	4,501
	Radiant Opto-Electronics Corp.	1,135,147	4,472
	ASPEED Technology Inc.	89,437	4,329
	Compeq Manufacturing Co. Ltd.	2,833,471	4,325
	Phison Electronics Corp.	413,962	4,309
	Poya International Co. Ltd.	195,535	4,223
	Ruentex Development Co. Ltd.	2,871,525	3,971
	Elite Material Co. Ltd.	723,519	3,802

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
	ITEQ Corp.	864,301	3,631
	Highwealth Construction Corp.	2,494,375	3,623
	eMemory Technology Inc.	181,000	3,620
	Sinbon Electronics Co. Ltd.	516,066	3,479
	Elan Microelectronics Corp.	733,545	3,465
	Chipbond Technology Corp.	1,560,852	3,419
	Lien Hwa Industrial Holdings Corp.	2,430,876	3,401
	International Games System Co. Ltd.	128,213	3,374
	King's Town Bank Co. Ltd.	2,482,193	3,365
	Makalot Industrial Co. Ltd.	489,624	3,246
	Gigabyte Technology Co. Ltd.	1,269,271	3,194
	FLEXium Interconnect Inc.	765,140	3,124
	E Ink Holdings Inc.	2,300,708	3,089
	King Yuan Electronics Co. Ltd.	2,870,963	3,014
	IBF Financial Holdings Co. Ltd.	7,200,629	2,962
*	United Renewable Energy Co. Ltd.	5,425,044	2,878
	Lotes Co. Ltd.	186,120	2,846
	Cheng Loong Corp.	2,366,920	2,812
	United Integrated Services Co. Ltd.	391,200	2,716
	Taichung Commercial Bank Co. Ltd.	7,079,407	2,687
	Goldsun Building Materials Co. Ltd.	2,916,402	2,676
	Nantex Industry Co. Ltd.	968,000	2,615
	Nan Kang Rubber Tire Co. Ltd.	1,780,107	2,584
	Ruentex Industries Ltd.	1,111,496	2,575
	TA Chen Stainless Pipe	3,299,242	2,530
	Great Wall Enterprise Co. Ltd.	1,607,190	2,529
*	Microbio Co. Ltd.	981,562	2,495
	Standard Foods Corp.	1,160,708	2,483
	Taiwan Surface Mounting Technology Corp.	752,530	2,479
	CTCI Corp.	1,782,667	2,428
	YFY Inc.	3,538,000	2,404
	China Petrochemical Development Corp.	7,933,330	2,375
	Merry Electronics Co. Ltd.	479,383	2,366
	Far Eastern Department Stores Ltd.	2,848,043	2,352
	Bizlink Holding Inc.	304,651	2,343
	Tong Hsing Electronic Industries Ltd.	516,961	2,282
	Mitac Holdings Corp.	2,291,617	2,264
	Nan Ya Printed Circuit Board Corp.	544,000	2,201
	Qisda Corp.	3,312,000	2,170
	Tung Ho Steel Enterprise Corp.	2,031,150	2,148
	TCI Co. Ltd.	266,067	2,125
	Jentech Precision Industrial Co. Ltd.	201,698	2,106
	Taiwan Union Technology Corp.	624,000	2,079
	Run Long Construction Co. Ltd.	916,800	2,029
	Fusheng Precision Co. Ltd.	318,000	2,004
	General Interface Solution Holding Ltd.	497,000	1,976
	Alchip Technologies Ltd.	116,000	1,969
	Chilisin Electronics Corp.	530,440	1,961
	Global Unichip Corp.	213,649	1,939
*	HannStar Display Corp.	5,931,810	1,905
	Shin Zu Shing Co. Ltd.	377,224	1,876
	TXC Corp.	678,877	1,831
	Huaku Development Co. Ltd.	597,499	1,812
*	Century Iron & Steel Industrial Co. Ltd.	397,000	1,807
	Wistron NeWeb Corp.	671,495	1,775
	Pixart Imaging Inc.	297,920	1,774
*	Adimmune Corp.	864,343	1,769
	Kinsus Interconnect Technology Corp.	729,282	1,766
	AP Memory Technology Corp.	162,577	1,717
*	XinTec Inc.	406,000	1,711
*	Grand Pacific Petrochemical	2,142,928	1,707
	Asia Vital Components Co. Ltd.	712,337	1,679
	Center Laboratories Inc.	755,647	1,677
	LandMark Optoelectronics Corp.	177,600	1,648

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
	Hota Industrial Manufacturing Co. Ltd.	529,323	1,629
	Taiwan Paiho Ltd.	651,183	1,620
	Sercomm Corp.	629,000	1,616
	Advanced Ceramic X Corp.	128,000	1,606
	Chung-Hsin Electric & Machinery Manufacturing Corp.	929,625	1,567
	Topco Scientific Co. Ltd.	390,793	1,567
	Clevo Co.	1,536,944	1,555
	Arcadyan Technology Corp.	441,737	1,544
	Getac Technology Corp.	935,000	1,539
	Solar Applied Materials Technology Co.	1,024,000	1,536
	King Slide Works Co. Ltd.	151,675	1,528
	Grape King Bio Ltd.	263,000	1,528
	Charoen Pokphand Enterprise	634,000	1,525
*	TaiMed Biologics Inc.	487,000	1,525
	Cheng Uei Precision Industry Co. Ltd.	1,076,000	1,523
	Jih Sun Financial Holdings Co. Ltd.	4,134,262	1,520
	Ardentec Corp.	1,291,851	1,512
	Taiwan Hon Chuan Enterprise Co. Ltd.	739,401	1,511
	Tong Yang Industry Co. Ltd.	1,143,919	1,509
*	PharmaEssentia Corp.	533,204	1,494
	USI Corp.	2,399,784	1,482
	International CSRC Investment Holdings Co.	2,144,997	1,472
	Everlight Electronics Co. Ltd.	1,106,725	1,470
	Chong Hong Construction Co. Ltd.	524,493	1,461
	ChipMOS Technologies Inc.	1,467,494	1,446
	Yulon Finance Corp.	424,800	1,438
*	Gold Circuit Electronics Ltd.	930,280	1,432
	AURAS Technology Co. Ltd.	186,000	1,429
	Shinkong Synthetic Fibers Corp.	3,520,416	1,427
	Visual Photonics Epitaxy Co. Ltd.	499,455	1,410
	Sporton International Inc.	174,533	1,395
	Sanyang Motor Co. Ltd.	1,762,037	1,389
	Greatek Electronics Inc.	791,000	1,378
	Advanced Wireless Semiconductor Co.	395,192	1,366
	Brighton-Best International Taiwan Inc.	1,508,000	1,346
*	Yang Ming Marine Transport Corp.	3,337,650	1,344
	Primax Electronics Ltd.	856,000	1,331
	Tainan Spinning Co. Ltd.	3,066,674	1,320
	TTY Biopharm Co. Ltd.	493,987	1,319
*	Apex International Co. Ltd.	505,000	1,312
	Nan Pao Resins Chemical Co. Ltd.	265,000	1,308
	TaiDoc Technology Corp.	161,000	1,304
	Kinpo Electronics	3,536,196	1,303
	Wafer Works Corp.	1,172,552	1,301
	Sunny Friend Environmental Technology Co. Ltd.	175,000	1,294
	Asia Optical Co. Inc.	571,000	1,272
	Taiwan Cogeneration Corp.	954,903	1,271
	Gudeng Precision Industrial Co. Ltd.	140,000	1,266
*	KMC Kuei Meng International Inc.	174,000	1,264
	Holy Stone Enterprise Co. Ltd.	358,769	1,263
*	RichWave Technology Corp.	151,000	1,256
	President Securities Corp.	2,432,045	1,252
*	Via Technologies Inc.	948,000	1,245
	Longchen Paper & Packaging Co. Ltd.	2,203,989	1,244
	Taiwan FamilyMart Co. Ltd.	136,000	1,243
	Foxsemicon Integrated Technology Inc.	204,400	1,241
	Farglory Land Development Co. Ltd.	800,854	1,233
	China Steel Chemical Corp.	383,853	1,230
	Fulgent Sun International Holding Co. Ltd.	293,270	1,229
*	Yieh Phui Enterprise Co. Ltd.	3,431,910	1,220
	Sigurd Microelectronics Corp.	915,822	1,210
*	Hotai Finance Co. Ltd.	438,000	1,207
*	Universal Vision Biotechnology Co. Ltd.	133,000	1,200
	Coretronic Corp.	999,000	1,197

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
	Cleanaway Co. Ltd.	216,000	1,191
*	Asia Pacific Telecom Co. Ltd.	3,623,891	1,191
	Sitronix Technology Corp.	268,282	1,183
	Chicony Power Technology Co. Ltd.	499,000	1,167
	Cub Elecparts Inc.	209,609	1,164
	Prince Housing & Development Corp.	3,130,183	1,155
	Cathay Real Estate Development Co. Ltd.	1,729,000	1,153
	Oriental Union Chemical Corp.	1,994,000	1,145
	Systex Corp.	401,000	1,137
	St. Shine Optical Co. Ltd.	125,419	1,137
	Pan Jit International Inc.	899,000	1,135
	Ennoconn Corp.	142,011	1,121
	TSRC Corp.	1,580,046	1,120
*	Lealea Enterprise Co. Ltd.	2,428,849	1,119
	Nan Liu Enterprise Co. Ltd.	136,000	1,105
	Hannstar Board Corp.	805,438	1,105
	UPC Technology Corp.	2,420,065	1,101
	Sunonwealth Electric Machine Industry Co. Ltd.	535,000	1,096
	Kindom Development Co. Ltd.	893,000	1,088
	WT Microelectronics Co. Ltd.	844,377	1,087
	Swancor Holding Co. Ltd.	195,000	1,079
	Wah Lee Industrial Corp.	480,883	1,073
	Lung Yen Life Service Corp.	581,000	1,073
	Chunghwa Precision Test Tech Co. Ltd.	45,000	1,066
	Casetek Holdings Ltd.	351,953	1,064
	Career Technology MFG. Co. Ltd.	1,052,584	1,064
	Mercuries & Associates Holding Ltd.	1,459,612	1,062
	A-DATA Technology Co. Ltd.	544,915	1,053
	Supreme Electronics Co. Ltd.	977,000	1,037
*	China Man-Made Fiber Corp.	3,539,908	1,035
*	Medigen Vaccine Biologics Corp.	348,000	1,024
	Rexon Industrial Corp. Ltd.	363,000	1,019
*	D-Link Corp.	1,598,407	1,014
*	Speed Tech Corp.	296,000	998
	Test Research Inc.	513,371	998
	Ta Ya Electric Wire & Cable	1,401,857	987
	Dynapack International Technology Corp.	353,299	986
	Chin-Poon Industrial Co. Ltd.	923,072	979
*	Motech Industries Inc.	742,339	977
*	Taiwan TEA Corp.	1,696,293	976
	Wisdom Marine Lines Co. Ltd.	1,313,241	974
	Taiwan Semiconductor Co. Ltd.	618,000	972
	AcBel Polytech Inc.	1,060,000	969
	Unitech Printed Circuit Board Corp.	1,310,672	966
	Elite Semiconductor Microelectronics Technology Inc.	655,000	962
	Topkey Corp.	180,000	957
	Aten International Co. Ltd.	331,260	953
	Egis Technology Inc.	173,000	944
*	Mercuries Life Insurance Co. Ltd.	3,164,720	941
	Taiwan PCB Techvest Co. Ltd.	660,102	941
	Test Rite International Co. Ltd.	1,067,725	939
	BES Engineering Corp.	3,657,468	938
	Adlink Technology Inc.	402,127	929
	Global Mixed Mode Technology Inc.	177,199	925
	Taiwan Sakura Corp.	533,000	920
	FocalTech Systems Co. Ltd.	502,259	900
	SDI Corp.	425,000	898
*	Ho Tung Chemical Corp.	2,424,362	896
	Machvision Inc.	88,157	874
*	Lite-On Semiconductor Corp.	589,977	870
	Acter Group Corp. Ltd.	132,000	866
	Sonix Technology Co. Ltd.	370,000	864
	Syncmold Enterprise Corp.	287,750	863
	China General Plastics Corp.	1,119,588	856

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
	Chlitina Holding Ltd.	139,750	856
	China Metal Products	733,515	854
*	Ambassador Hotel	795,000	854
	YungShin Global Holding Corp.	567,647	852
*	Federal Corp.	1,211,505	847
	Faraday Technology Corp.	580,000	847
	Holtek Semiconductor Inc.	343,279	847
	Sinyi Realty Inc.	806,465	807
	Innodisk Corp.	153,140	803
	PChome Online Inc.	236,082	796
	Kung Long Batteries Industrial Co. Ltd.	166,000	796
*	Bioteque Corp.	165,000	794
	CMC Magnetics Corp.	2,839,254	789
	Darfon Electronics Corp.	567,000	785
	Chaun-Choung Technology Corp.	97,000	784
	Elite Advanced Laser Corp.	353,607	784
	Radium Life Tech Co. Ltd.	2,116,910	782
	Wei Chuan Foods Corp.	1,110,835	778
	Formosa International Hotels Corp.	173,841	776
	Gemtek Technology Corp.	787,115	765
*	Co-Tech Development Corp.	568,000	764
	Taiwan Styrene Monomer	1,342,579	757
	Hsin Kuang Steel Co. Ltd.	683,569	752
	Hung Sheng Construction Ltd.	1,255,776	751
*	Roo Hsing Co. Ltd.	1,871,000	750
	Xxentria Technology Materials Corp.	370,776	740
	Soft-World International Corp.	259,520	739
*	Tung Thih Electronic Co. Ltd.	169,000	737
	YC INOX Co. Ltd.	915,174	733
	Sampo Corp.	906,048	732
	Gamania Digital Entertainment Co. Ltd.	342,000	732
*	Savior Lifetec Corp.	653,000	732
*	Chief Telecom Inc.	57,000	731
	ScinoPharm Taiwan Ltd.	730,891	722
*	OptoTech Corp.	912,406	719
	Flytech Technology Co. Ltd.	335,845	709
	Asia Polymer Corp.	1,060,541	705
*	AmTRAN Technology Co. Ltd.	1,975,692	705
	Taiflex Scientific Co. Ltd.	400,594	703
*	Unizyx Holding Corp.	888,000	701
	Namchow Holdings Co. Ltd.	463,000	694
*	Ton Yi Industrial Corp.	1,995,000	693
*	Taigen Biopharmaceuticals Holdings Ltd.	794,723	691
*	Shining Building Business Co. Ltd.	1,933,675	687
	Chia Hsin Cement Corp.	1,255,000	685
*	Fittech Co. Ltd.	140,000	682
	Zeng Hsing Industrial Co. Ltd.	143,000	682
	Yeong Guan Energy Technology Group Co. Ltd.	209,776	673
	Evergreen International Storage & Transport Corp.	1,321,502	668
	Formosa Sumco Technology Corp.	167,000	661
*	Gigastorage Corp.	729,627	660
	Kinik Co.	319,000	653
	Johnson Health Tech Co. Ltd.	282,283	650
*	Ritek Corp.	1,778,049	648
	TA-I Technology Co. Ltd.	270,500	640
*	Lextar Electronics Corp.	995,000	629
	Pan-International Industrial Corp.	1,038,595	624
	Everlight Chemical Industrial Corp.	1,087,649	622
*	Lotus Pharmaceutical Co. Ltd.	220,000	616
	Ginko International Co. Ltd.	135,710	607
	Huang Hsiang Construction Corp.	445,051	603
	Depo Auto Parts Ind Co. Ltd.	365,313	603
	Hu Lane Associate Inc.	214,500	602
	Rich Development Co. Ltd.	1,740,000	600

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
*	Medigen Biotechnology Corp.	299,680	600
	Formosan Rubber Group Inc.	851,089	599
	ITE Technology Inc.	247,418	597
	Gourmet Master Co. Ltd.	155,789	570
	Alpha Networks Inc.	628,599	568
	Sunplus Technology Co. Ltd.	1,142,000	564
	Gloria Material Technology Corp.	1,037,023	559
*	Li Peng Enterprise Co. Ltd.	2,020,915	552
*	Dynamic Electronics Co. Ltd.	841,784	544
	China Chemical & Pharmaceutical Co. Ltd.	679,000	541
	Firich Enterprises Co. Ltd.	601,878	537
	Altek Corp.	589,250	531
	Orient Semiconductor Electronics Ltd.	1,355,197	525
	Quanta Storage Inc.	412,000	524
	Rechi Precision Co. Ltd.	775,668	521
*	CSBC Corp. Taiwan	603,606	520
	Concraft Holding Co. Ltd.	169,997	516
	Nichidenbo Corp.	325,000	511
*	Taiwan Land Development Corp.	1,967,969	506
	Tyntek Corp.	818,250	502
	HannsTouch Solution Inc.	1,417,329	494
	Hong Pu Real Estate Development Co. Ltd.	587,195	488
*	Bank of Kaohsiung Co. Ltd.	1,370,154	482
	IEI Integration Corp.	307,716	473
*	Darwin Precisions Corp.	1,211,000	469
*	Kuo Toong International Co. Ltd.	597,662	452
	CyberTAN Technology Inc.	918,571	450
	Weltrend Semiconductor	417,753	448
	Ichia Technologies Inc.	717,000	443
	Wowprime Corp.	167,761	439
	Silicon Integrated Systems Corp.	1,100,465	433
	Cyberlink Corp.	121,076	431
	Posiflex Technology Inc.	156,822	430
	PharmaEngine Inc.	224,102	428
	Gigasolar Materials Corp.	67,600	421
*	ALI Corp.	411,281	417
*	GeneReach Biotechnology Corp.	81,000	410
	L&K Engineering Co. Ltd.	451,000	409
	Iron Force Industrial Co. Ltd.	149,000	408
	WUS Printed Circuit Co. Ltd.	396,555	404
*	Elitegroup Computer Systems Co. Ltd.	680,647	404
	Sincere Navigation Corp.	792,970	395
	KEE TAI Properties Co. Ltd.	1,167,740	394
	Senao International Co. Ltd.	378,000	377
	Advanced International Multitech Co. Ltd.	277,000	376
*	Newmax Technology Co. Ltd.	265,000	365
	Taiyen Biotech Co. Ltd.	315,877	361
*	Lingsen Precision Industries Ltd.	952,000	355
^	Global Brands Manufacture Ltd.	465,045	353
*	Chung Hwa Pulp Corp.	1,080,135	348
	FSP Technology Inc.	297,428	347
	Basso Industry Corp.	255,000	342
	Li Cheng Enterprise Co. Ltd.	358,892	340
	TYC Brother Industrial Co. Ltd.	467,710	339
	CHC Healthcare Group	260,727	339
	Globe Union Industrial Corp.	620,675	333
	Brogent Technologies Inc.	94,293	330
	Infortrend Technology Inc.	754,885	318
	Jess-Link Products Co. Ltd.	262,100	311
	China Electric Manufacturing Corp.	808,980	307
	Tong-Tai Machine & Tool Co. Ltd.	611,429	302
*	Phihong Technology Co. Ltd.	731,618	300
*	Etron Technology Inc.	501,194	295
*	Zinwell Corp.	454,099	289

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

			Market
			Value
		Shares	($000)
*	AGV Products Corp.	998,425	258
	Ability Enterprise Co. Ltd.	569,099	257
§	Pharmally International Holding Co. Ltd.	126,271	250
	Toung Loong Textile Manufacturing	236,000	203
	Sheng Yu Steel Co. Ltd.	295,000	189
	Hiwin Technologies Corp.	21,237	185
*,§	Unity Opto Technology Co. Ltd.	1,203,000	173
	Vivotek Inc.	67,699	172
*	Nien Hsing Textile Co. Ltd.	302,611	170
*,§	E-Ton Solar Tech Co. Ltd.	206,307	11
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,§	XPEC Entertainment Inc.	125,457	—
			462,718
Thailand (1.3%)
	Com7 PCL	3,602,200	4,719
*	Bangkok Commercial Asset Management PCL	5,949,000	3,851
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	10,014,463	3,037
	CPN Retail Growth Leasehold REIT	5,100,500	2,977
^	Sri Trang Agro-Industry PCL	2,269,423	2,601
	KCE Electronics PCL	1,898,800	2,372
	Hana Microelectronics PCL (Foreign)	1,622,446	2,341
	Tisco Financial Group PCL (Foreign)	1,029,550	2,334
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,385,700	2,194
	Kiatnakin Phatra Bank PCL	1,557,605	1,972
	Thailand Future Fund	6,344,100	1,913
	Siam Global House PCL	3,551,668	1,810
	Mega Lifesciences PCL (Foreign)	1,565,300	1,739
	TQM Corp. PCL	424,400	1,606
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	3,547,400	1,444
^	TOA Paint Thailand PCL	1,378,100	1,424
	Thanachart Capital PCL	1,556,495	1,372
^	WHA Corp. PCL	17,704,392	1,350
	CK Power PCL	9,905,931	1,310
	CH Karnchang PCL	2,652,800	1,267
	AEON Thana Sinsap Thailand PCL	290,100	1,209
	Bangkok Chain Hospital PCL	2,624,248	1,161
	Supalai PCL (Foreign)	2,300,050	1,158
	JMT Network Services PCL (Foreign)	1,024,900	1,131
	Bangchak Corp. PCL	2,410,900	1,121
	TTW PCL (Foreign)	2,974,900	1,107
	Quality Houses PCL	16,422,933	1,095
	Chularat Hospital PCL	12,837,760	1,037
	Thai Vegetable Oil PCL	946,100	1,031
	Super Energy Corp. PCL	38,446,100	1,023
	TPI Polene PCL	22,839,100	1,011
	Tisco Financial Group PCL NVDR	443,150	1,005
	BTS Rail Mass Transit Growth Infrastructure Fund	6,389,076	1,000
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	2,534,300	959
	Tipco Asphalt PCL	1,868,400	910
	VGI PCL (Foreign)	4,566,112	877
	IMPACT Growth REIT (Foreign)	1,531,700	859
^	Bangkok Land PCL	27,010,800	840
	TPI Polene Power PCL	6,115,400	824
	Asian Property Development PCL (Foreign)	4,025,556	806
	PTG Energy PCL	1,263,107	769
	Amata Corp. PCL	1,957,697	734
	Jasmine International PCL	8,733,588	723
	Banpu Power PCL	1,613,700	689
	SPCG PCL	1,073,000	682
^	Sino-Thai Engineering & Construction PCL (Foreign)	2,040,515	660
	Major Cineplex Group PCL	1,576,244	652
	Thaifoods Group PCL	4,984,600	642
*,^	Esso Thailand PCL	3,241,700	629
	MK Restaurants Group PCL	430,800	628

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
^	Plan B Media PCL	3,573,500	618
	Ratchthani Leasing PCL	5,510,750	615
	BCPG PCL	1,566,700	578
	Star Petroleum Refining PCL	3,386,100	576
*	Central Plaza Hotel PCL (Foreign)	868,090	548
	Thonburi Healthcare Group PCL	875,100	508
	Gunkul Engineering PCL	7,281,383	476
	Taokaenoi Food & Marketing PCL	1,321,400	474
	Sansiri PCL (Foreign)	25,447,700	473
§	Pruksa Real Estate PCL	1,063,290	458
	Pruksa Holding PCL	1,442,800	453
	AP Thailand PCL	2,127,300	426
*	Central Plaza Hotel PCL NVDR	670,400	423
*	U City PCL	11,380,548	398
*	BEC World PCL (Foreign)	2,620,000	388
	GFPT PCL	973,300	356
^	Thoresen Thai Agencies PCL	4,010,741	355
	MBK PCL	1,006,700	349
^	VGI PCL	1,808,900	348
	Thaicom PCL	1,779,940	314
	LPN Development PCL	2,489,111	303
	Origin Property PCL	1,428,750	302
*	Thai Airways International PCL (Foreign)	3,045,000	281
	Bangkok Airways PCL	1,752,800	280
^	Supalai PCL NVDR	518,650	261
*	Italian-Thai Development PCL (Foreign)	8,191,310	234
	Workpoint Entertainment PCL	704,300	222
	Samart Corp. PCL	1,326,521	208
	Unique Engineering & Construction PCL	1,445,100	188
^	TTW PCL NVDR	490,400	182
*,^	Precious Shipping PCL (Foreign)	937,700	146
	Univentures PCL	1,974,588	143
	Sino-Thai Engineering & Construction PCL NVDR	424,200	137
^	Beauty Community PCL	2,947,500	116
*,^	Group Lease PCL NVDR	1,879,900	110
*	Precious Shipping PCL NVDR	686,000	107
*,^	Italian-Thai Development PCL NVDR	2,448,500	70
*	IMPACT Growth REIT	63,600	36
*	MBK PCL Warrants Exp. 12/31/2023	40,268	10
*	Group Lease PCL (XBKK)	83,978	5
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	2
			83,082
Turkey (0.4%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,135,389	1,051
*	Turkiye Sinai Kalkinma Bankasi AS	3,198,748	974
*	Turkiye Halk Bankasi AS	1,690,507	949
*	Ulker Biskuvi Sanayi AS	357,528	862
*	Sok Marketler Ticaret AS	613,117	827
*	Bera Holding AS	752,134	808
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,181,843	807
*	Gubre Fabrikalari TAS	193,570	770
	Dogan Sirketler Grubu Holding AS	2,596,937	754
*	Koza Anadolu Metal Madencilik Isletmeleri AS	509,728	736
*	AG Anadolu Grubu Holding AS	347,175	720
[1]	Enerjisa Enerji AS	651,028	700
*	Oyak Cimento Fabrikalari AS	730,653	643
*	Sasa Polyester Sanayi AS	345,546	634
*	Migros Ticaret AS	131,657	587
	Turk Traktor ve Ziraat Makineleri AS	37,826	512
*	Pegasus Hava Tasimaciligi AS	100,191	475
*	Aksa Enerji Uretim AS Class B	643,467	474
*,1	Mavi Giyim Sanayi Ve Ticaret AS	102,111	460
	Otokar Otomotiv Ve Savunma Sanayi A.S.	20,667	448
*	Logo Yazilim Sanayi Ve Ticaret AS	39,200	435

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Hektas Ticaret TAS	289,500	421
*	Vestel Elektronik Sanayi ve Ticaret AS	208,879	414
*,1	MLP Saglik Hizmetleri AS	216,158	411
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	278,341	359
	EGE Endustri VE Ticaret AS	3,153	344
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	326,022	341
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	429,215	336
*	Zorlu Enerji Elektrik Uretim AS	1,120,235	331
*	Is Finansal Kiralama AS	769,793	318
	Aksigorta AS	333,943	281
	Tat Gida Sanayi AS	219,023	267
*	Is Gayrimenkul Yatirim Ortakligi AS	1,171,881	266
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	414,467	259
	Alarko Holding AS	345,507	255
	Aygaz AS	196,921	249
	Polisan Holding AS	529,638	238
*	Albaraka Turk Katilim Bankasi AS	1,152,080	224
*	Cimsa Cimento Sanayi VE Ticaret AS	141,573	211
	Kordsa Teknik Tekstil AS	156,422	204
*	Konya Cimento Sanayii AS	2,502	202
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	107,400	191
	Dogus Otomotiv Servis ve Ticaret AS	89,519	181
*	NET Holding AS	443,345	167
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	410,590	165
	Akcansa Cimento AS	109,885	165
	Aksa Akrilik Kimya Sanayii AS	155,691	150
*	Sekerbank Turk AS	176,959	38
*,§	Asya Katilim Bankasi AS	975,452	—
			21,614
United Arab Emirates (0.0%)
	GFH Financial Group BSC	7,147,209	1,078
*	Union Properties PJSC	5,794,107	442
*,§	Arabtec Holding PJSC	2,033,180	293
*	Deyaar Development PJSC	3,964,156	291
*	Eshraq Investments PJSC	2,636,784	216
	RAK Properties PJSC	1,853,902	194
*,§	Drake & Scull International PJSC	1,238,097	125
*	DXB Entertainments PJSC	2,381,984	74
			2,713
United Kingdom (9.9%)
	Dechra Pharmaceuticals plc	273,517	12,373
	Games Workshop Group plc	85,183	11,452
*	G4S plc	4,079,007	10,756
	Electrocomponents plc	1,165,935	10,237
*	William Hill plc	2,756,377	9,789
	Spectris plc	302,864	9,721
	IG Group Holdings plc	949,368	9,369
	Diploma plc	320,912	9,241
	Genus plc	170,018	9,036
	Tritax Big Box REIT plc	4,431,586	8,992
*	UNITE Group plc	828,052	8,936
	Rotork plc	2,272,395	8,279
	Royal Mail plc	2,400,325	7,065
	Assura plc	6,788,649	6,702
	Britvic plc	693,585	6,628
	Signature Aviation plc	2,144,623	6,567
*	Inchcape plc	1,023,355	6,565
	Future plc	254,034	6,531
	LondonMetric Property plc	2,281,944	6,380
	Primary Health Properties plc	3,369,968	6,287
	Grainger plc	1,730,744	6,270
	Pets at Home Group plc	1,239,498	6,225
*	IWG plc	1,878,312	6,161
	UDG Healthcare plc	655,348	6,160

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Beazley plc	1,565,587	5,968
	Big Yellow Group plc	418,803	5,968
	Spirent Communications plc	1,578,999	5,928
[1]	Countryside Properties plc	1,349,344	5,893
	Marks & Spencer Group plc	5,095,492	5,870
	Cranswick plc	135,663	5,655
*	Hays plc	4,053,043	5,597
	Safestore Holdings plc	531,374	5,532
	Computacenter plc	185,932	5,492
	Close Brothers Group plc	393,453	5,486
*	Serco Group plc	3,188,873	5,330
	Man Group PLC	3,781,244	5,277
	Lancashire Holdings Ltd.	631,045	5,208
	Domino's Pizza Group plc	1,208,272	5,188
	Plus500 Ltd.	269,755	5,170
	Victrex plc	213,904	5,111
*	Balfour Beatty plc	1,792,837	4,955
*	Grafton Group plc	568,458	4,942
	Great Portland Estates plc	656,963	4,911
*	John Wood Group plc	1,741,326	4,780
	Softcat plc	323,435	4,715
[1]	John Laing Group plc	1,290,447	4,709
	Centamin plc	2,843,388	4,573
*	Marshalls plc	518,648	4,493
	QinetiQ Group plc	1,466,860	4,493
	Ultra Electronics Holdings plc	181,765	4,435
*	Greggs plc	259,721	4,338
*	Dunelm Group plc	256,002	4,328
*,1	Trainline plc	1,212,620	4,323
	IntegraFin Holdings plc	682,152	4,296
	Moneysupermarket.com Group plc	1,356,282	4,284
	Synthomer plc	868,696	4,245
	WH Smith plc	327,264	4,231
	Bodycote plc	489,665	4,129
	AJ Bell plc	753,842	4,115
*,1	Wizz Air Holdings plc	98,205	4,066
*	Vistry Group plc	573,759	4,048
	Drax Group plc	1,037,210	3,972
*	Virgin Money UK plc	3,240,761	3,930
*	OneSavings Bank plc	982,092	3,918
	Carnival plc	344,927	3,899
*	Pagegroup plc	815,525	3,778
	Avon Rubber plc	73,890	3,764
	Mediclinic International plc	1,022,035	3,742
*	Savills plc	345,767	3,724
*,1	Ascential plc	1,031,252	3,693
	TP ICAP plc	1,478,912	3,662
	Aggreko plc	629,543	3,588
*	AO World plc	749,857	3,517
*,1	Network International Holdings plc	1,209,997	3,472
*	Playtech plc	776,131	3,422
	Jupiter Fund Management plc	1,131,538	3,409
	Shaftesbury plc	578,243	3,408
*	Polypipe Group plc	561,316	3,342
	SSP Group plc	1,377,693	3,336
	Dixons Carphone plc	2,629,482	3,278
	Daily Mail & General Trust plc	371,005	3,248
	Investec plc	1,735,365	3,229
	Hill & Smith Holdings plc	207,401	3,226
*	Redrow plc	595,488	3,211
	Gamesys Group plc	204,224	3,076
	Euromoney Institutional Investor plc	278,125	2,969
	FDM Group Holdings plc	223,540	2,886
	Vesuvius plc	556,528	2,879

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
*	Oxford Instruments plc	138,866	2,856
	Telecom Plus plc	163,631	2,818
	Sanne Group plc	356,622	2,802
	Rathbone Brothers plc	147,173	2,770
	Workspace Group plc	345,785	2,764
*	Coats Group plc	3,754,213	2,764
*	National Express Group plc	1,410,628	2,737
*	Cairn Energy plc	1,519,482	2,732
*,^	Petropavlovsk plc	7,867,093	2,725
*	Indivior plc	1,903,410	2,720
[1]	Hastings Group Holdings plc	813,465	2,629
	Capital & Counties Properties plc	1,901,939	2,578
	Paragon Banking Group plc	662,887	2,544
	RHI Magnesita NV	76,591	2,541
	Chemring Group plc	734,891	2,488
*	Micro Focus International plc	860,601	2,415
	888 Holdings plc	692,868	2,408
*	Morgan Advanced Materials plc	741,449	2,402
	Brewin Dolphin Holdings plc	759,038	2,389
	Sirius Real Estate Ltd.	2,501,173	2,382
*	Frasers Group plc	489,000	2,372
	Kainos Group plc	145,738	2,337
*	J D Wetherspoon plc	208,818	2,334
*	Ninety One plc	854,621	2,297
*	Essentra plc	686,035	2,189
	TalkTalk Telecom Group plc	1,745,011	2,175
[1]	Airtel Africa plc	2,681,676	2,144
	Hammerson plc	10,103,835	2,134
*,1	Ibstock plc	1,016,942	2,115
*,1	McCarthy & Stone plc	1,384,183	2,105
*	Vectura Group plc	1,573,410	2,099
*	Provident Financial plc	666,380	2,007
	St. Modwen Properties plc	460,120	1,976
	Ferrexpo plc	765,742	1,890
*	Hochschild Mining plc	658,892	1,880
	Babcock International Group plc	664,665	1,872
*	Crest Nicholson Holdings plc	643,591	1,830
*	Energean plc	257,724	1,731
*	Firstgroup plc	3,198,391	1,702
	UK Commercial Property REIT Ltd.	1,908,406	1,686
	Clarkson plc	64,527	1,681
	NCC Group plc	685,351	1,626
	Halfords Group plc	520,961	1,623
*,1	Watches of Switzerland Group plc	315,586	1,617
*	Just Group plc	2,705,428	1,477
	PZ Cussons plc	489,916	1,471
	Redde Northgate plc	638,980	1,470
*,1	TI Fluid Systems plc	588,941	1,466
*	Elementis plc	1,491,305	1,437
*	Capita plc	4,406,941	1,408
	Greencore Group plc	1,157,962	1,356
*,^,1	Aston Martin Lagonda Global Holdings plc	1,909,600	1,343
*	AG Barr plc	211,913	1,294
[1]	CMC Markets plc	284,445	1,235
	Keller Group plc	185,541	1,221
	Helical plc	261,969	1,154
*	Mitchells & Butlers plc	566,480	1,151
*	Bank of Georgia Group plc	98,380	1,144
	Picton Property Income Ltd.	1,415,488	1,143
[1]	Spire Healthcare Group plc	739,093	1,139
*,1	Equiniti Group plc	843,910	1,129
	Mitie Group plc	3,025,250	1,102
*	TBC Bank Group plc	91,562	1,091
	BMO Commercial Property Trust Ltd.	1,367,430	1,090

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
	Marston's plc	1,663,372	1,041
*,^	Petrofac Ltd.	671,729	1,035
^	Cineworld Group plc	2,712,468	1,003
	GoCo Group plc	764,543	954
*,^	Tullow Oil plc	3,624,177	951
*	Go-Ahead Group plc	112,216	851
	Devro plc	429,081	840
*	Calisen plc	360,720	799
*	Restaurant Group plc	1,506,480	791
	Redefine International plc	682,071	785
*	Senior plc	1,084,947	772
	Hunting plc	362,016	655
*	SIG plc	1,800,579	560
	Rank Group plc	448,354	523
	Stagecoach Group plc	1,042,292	513
[1]	Alfa Financial Software Holdings plc	247,028	435
*,1	Funding Circle Holdings plc	389,617	400
*,^	Premier Oil plc	2,353,395	347
*,1	Bakkavor Group plc	382,482	293
	Saga plc	114,232	204
*,§,1	Finablr plc	496,892	71
*,^,§	Intu Properties plc	2,727,625	63
*	Shaftesbury plc Rights Exp. 11/11/2020	69,787	50
*	C&C Group plc (XLON)	2,157	5
*,^,§	Afren plc	1,404,272	—
*,§	Carillion plc	961,048	—
			610,530
Total Common Stocks (Cost $6,465,985)			6,122,351

		Coupon
Temporary Cash Investments (4.6%)
Money Market Fund (4.5%)
[2,3]	Vanguard Market Liquidity Fund	0.112%		2,807,031	280,703

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Cash Management Bill	0.165%	11/3/20	100	100
[4]	United States Treasury Bill	0.109%	12/31/20	1,040	1,040
[4]	United States Treasury Bill	0.095%	1/28/21	3,967	3,966
					5,106
Total Temporary Cash Investments (Cost $285,791)					285,809
Total Investments (103.7%) (Cost $6,751,776)					6,408,160
Other Assets and Liabilities—Net (-3.7%)					(226,339)
Net Assets (100%)					6,181,821
Cost is in $000.

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $241,538,000.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $258,425,000, representing 4.2% of net assets.
2	Collateral of $261,346,000 was received for securities on loan, of which $259,973,000 is held in Vanguard Market Liquidity Fund and $1,373,000 is held in cash.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2020

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $4,594,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SNA7700 122020

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (0.0%)
	Rexon Industrial Corp. Ltd.	1,806,000	5,069
Brazil (4.9%)
	Vale SA	35,564,436	375,295
	B3 SA - Brasil Bolsa Balcao	26,696,276	237,514
	Petroleo Brasileiro SA	61,568,675	203,872
	Itau Unibanco Holding SA Preference Shares	41,681,535	170,563
	Magazine Luiza SA	34,500,028	148,090
	Banco Bradesco SA Preference Shares	41,820,540	146,934
	WEG SA	9,637,755	127,368
*	Ambev SA	55,903,144	118,666
	Petroleo Brasileiro SA Preference Shares	34,203,551	112,900
	Itausa SA Preference Shares	56,373,884	89,307
*	Natura & Co. Holding SA	11,031,447	88,629
	Itau Unibanco Holding SA ADR	21,188,745	86,662
*	Suzano SA	9,556,538	83,358
*	Localiza Rent a Car SA	7,539,285	79,730
	Vale SA Class B ADR	7,267,850	76,821
	Notre Dame Intermedica Participacoes SA	6,222,833	71,306
*	Lojas Renner SA	9,987,647	65,187
	Raia Drogasil SA	15,540,050	65,162
*	Banco do Brasil SA	11,664,152	60,578
*	Rumo SA	17,017,767	54,393
	Banco Bradesco SA	16,358,727	51,802
*	Lojas Americanas SA Preference Shares	11,722,903	47,460
	JBS SA	13,409,348	45,454
*	Via Varejo SA	15,183,036	45,407
[1]	Banco Bradesco SA ADR	12,850,420	44,976
	Equatorial Energia SA	12,322,792	42,802
	Gerdau SA Preference Shares	11,080,190	42,116
	Telefonica Brasil SA Preference Shares	5,595,821	41,486
	BB Seguridade Participacoes SA	9,138,619	37,714
	Petroleo Brasileiro SA ADR	5,639,547	37,277
*	Banco BTG Pactual SA	2,781,548	35,145
*	B2W Cia Digital	2,649,107	34,737
	Petrobras Distribuidora SA	9,897,733	33,085
[2]	Hapvida Participacoes e Investimentos SA	2,866,912	32,162
	TOTVS SA	6,583,162	30,977
	Ultrapar Participacoes SA	10,604,709	30,273
	Centrais Eletricas Brasileiras SA	5,547,095	30,027
	CCR SA	15,153,709	29,473
*	Hypera SA	5,468,555	26,590
*	Sul America SA	3,799,426	26,480
*	Bradespar SA Preference Shares	3,028,724	24,671
*	BRF SA	8,291,770	24,248
	Cosan SA	2,110,461	23,904
*	Cia Energetica de Minas Gerais Preference Shares	11,658,258	20,826
[1]	Banco Santander Brasil SA ADR	3,658,521	20,268
*	Cia de Locacao das Americas	4,615,744	20,223
	Cogna Educacao	25,300,369	18,916
	Qualicorp Consultoria e Corretora de Seguros SA	3,350,628	18,587
*	Cia de Saneamento Basico do Estado de Sao Paulo	2,484,672	18,404
	Cia Brasileira de Distribuicao	1,703,974	18,397
*	TIM SA	8,564,002	17,686
*	Atacadao SA	5,305,812	17,061
	IRB Brasil Resseguros SA	15,720,706	16,822
	Alpargatas SA Preference Shares	2,352,533	16,613
1

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Engie Brasil Energia SA	2,387,392	16,597
	Metalurgica Gerdau SA Preference Shares	9,714,555	16,592
	Cia Siderurgica Nacional SA	4,634,861	16,591
*	Eneva SA	1,803,829	16,536
	YDUQS Participacoes SA	4,078,348	16,291
	Centrais Eletricas Brasileiras SA Preference Shares	2,970,811	16,045
	Fleury SA	3,235,770	15,423
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,085,033	15,388
	Klabin SA	3,668,610	15,178
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,813,432	15,146
*	BR Malls Participacoes SA	10,575,340	15,039
[1]	Cia Siderurgica Nacional SA ADR	4,197,860	14,986
*	Azul SA Preference Shares	3,758,843	14,772
	Transmissora Alianca de Energia Eletrica SA	3,003,460	14,735
	Itau Unibanco Holding SA	3,800,912	14,560
*	Cia de Saneamento do Parana	3,292,962	13,596
*	Duratex SA	4,043,928	13,510
*,2	Locaweb Servicos de Internet SA	1,098,600	13,240
[1]	Cia Paranaense de Energia ADR	1,211,564	13,085
	CPFL Energia SA	2,571,447	12,490
*	Marfrig Global Foods SA	5,117,099	12,280
	Gerdau SA ADR	3,214,351	12,247
	EDP - Energias do Brasil SA	4,073,768	12,070
*	Multiplan Empreendimentos Imobiliarios SA	3,615,660	11,954
	MRV Engenharia e Participacoes SA	4,021,479	11,809
	Cia Energetica de Sao Paulo Preference Shares Class B	2,526,848	11,749
	Energisa SA	1,588,591	11,620
	Linx SA	1,804,067	11,284
*	Banco Inter SA	1,270,486	11,255
*	Light SA	3,205,710	10,777
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	5,589,878	10,619
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,583,375	10,585
	Porto Seguro SA	1,279,413	10,573
*	Neoenergia SA	3,276,706	9,931
*	Lojas Americanas SA	2,615,951	9,196
*	Cielo SA	15,178,382	8,915
	Sao Martinho SA	2,217,503	8,135
	Ez Tec Empreendimentos e Participacoes SA	1,298,677	7,944
	Odontoprev SA	3,589,006	7,887
	Banco Santander Brasil SA	1,354,431	7,565
*	Omega Geracao SA	1,246,274	7,330
*	Embraer SA	6,735,692	7,079
	Aliansce Sonae Shopping Centers sa	1,732,922	6,949
*	M Dias Branco SA	1,145,881	6,480
*	Cia de Saneamento de Minas Gerais-COPASA	867,090	6,468
	Arezzo Industria e Comercio SA	607,810	6,387
*	Braskem SA Preference Shares Class A	1,584,227	6,306
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,286,506	6,252
	Iguatemi Empresa de Shopping Centers SA	1,194,021	6,241
*	Minerva SA	3,533,986	6,141
	Santos Brasil Participacoes SA	8,751,186	5,994
	Cia Brasileira de Distribuicao ADR	554,044	5,962
	Alupar Investimento SA	1,472,167	5,852
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,765,872	5,784
	Anima Holding SA	1,171,526	5,698
	Movida Participacoes SA	1,797,070	5,681
*	AES Tiete Energia SA	2,164,983	5,546
*	Petro Rio SA	1,011,600	5,522
2

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Randon SA Implementos e Participacoes Preference Shares	2,423,673	5,360
	SLC Agricola SA	1,197,507	5,336
	Banco Pan SA Preference Shares	4,098,156	5,328
	Grendene SA	3,738,749	5,226
*	TIM SA ADR	495,577	5,104
	Vivara Participacoes SA	1,270,700	4,828
	Construtora Tenda SA	1,028,957	4,817
*	Cosan Logistica SA	1,683,600	4,809
	Cia Hering	1,721,076	4,772
	CVC Brasil Operadora e Agencia de Viagens SA	2,089,490	4,472
	BR Properties SA	2,816,674	4,256
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,505,729	4,253
	Iochpe Maxion SA	1,779,917	4,119
*	EcoRodovias Infraestrutura e Logistica SA	2,326,599	4,051
[1]	Cia Energetica de Minas Gerais ADR	2,112,142	3,865
*	Braskem SA ADR	478,034	3,805
	JHSF Participacoes SA	3,365,000	3,771
	Telefonica Brasil SA ADR	510,566	3,758
	LOG Commercial Properties e Participacoes SA	666,218	3,640
*	SIMPAR SA	801,600	3,589
	Camil Alimentos SA	1,695,400	3,572
*	Embraer SA ADR	831,713	3,427
	Marcopolo SA Preference Shares	7,846,599	3,350
	Unipar Carbocloro SA Preference Shares	616,836	3,252
*	Grupo SBF SA	799,516	3,198
*	Tupy SA	909,992	2,993
[2]	Banco Inter SA Preference Shares	1,034,833	2,976
*	Banco BTG Pactual SA	429,821	2,882
*	Cia Paranaense de Energia Preference Shares	263,705	2,838
*	Guararapes Confeccoes SA	1,179,860	2,801
*	Banco BTG Pactual SA	859,642	2,520
	Even Construtora e Incorporadora SA	1,379,748	2,479
[1]	Centrais Eletricas Brasileiras SA ADR	449,147	2,457
	Instituto Hermes Pardini SA	625,360	2,337
	Direcional Engenharia SA	1,079,543	2,120
	Smiles Fidelidade SA	803,580	2,021
	Enauta Participacoes SA	1,109,230	1,831
	Jereissati Participacoes SA	487,600	1,784
[2]	Ser Educacional SA	760,628	1,763
	Wiz Solucoes e Corretagem de Seguros SA	1,086,119	1,692
	Mahle-Metal Leve SA	525,673	1,634
	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	1,615
	Cia Paranaense de Energia	162,581	1,556
	Alliar Medicos A Frente SA	602,500	1,016
*	Banco Inter SA GDR	72,580	209
*	Ambev SA ADR	80,272	172
*	CVC Brasil Operadora e Agencia de Viagens SA Warrants Exp. 01/29/2021	319,670	111
*	Oi SA ADR	1	—
*,3	Banco HSBC Bamerindus SA	52,300	—
			4,252,036
Chile (0.6%)
	Empresas COPEC SA	6,630,567	50,589
	Banco de Chile	592,216,688	45,720
	Enel Americas SA	316,272,300	41,962
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,038,607	37,942
	Empresas CMPC SA	16,242,891	33,778
	Falabella SA	10,728,146	29,411
	Cencosud SA	18,145,418	25,225
3

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sociedad Quimica y Minera de Chile SA ADR	589,032	21,800
	Banco de Credito e Inversiones SA	642,476	20,107
	Enel Chile SA	293,135,243	19,670
	Banco Santander Chile	453,486,716	15,875
	Colbun SA	98,694,305	14,894
	Banco Santander Chile ADR	981,038	13,617
	Cia Cervecerias Unidas SA	2,004,933	11,149
	Enel Americas SA ADR	1,639,605	10,657
	Empresa Nacional de Telecomunicaciones SA	1,871,226	10,547
	Parque Arauco SA	8,197,410	10,517
	Aguas Andinas SA Class A	37,324,766	9,695
	Cencosud Shopping SA	6,587,426	8,706
	CAP SA	998,040	8,234
	Engie Energia Chile SA	6,686,235	7,038
*	Cia Sud Americana de Vapores SA	231,815,095	6,745
	Itau CorpBanca Chile SA	2,314,201,980	6,102
	AES Gener SA	38,423,033	5,963
	Embotelladora Andina SA Preference Shares Class B	2,553,455	5,316
	SMU SA	39,524,631	5,144
	Plaza SA	4,033,928	5,144
	Vina Concha y Toro SA	3,218,970	5,137
	Latam Airlines Group SA	3,024,840	4,556
	Inversiones Aguas Metropolitanas SA	6,741,307	4,542
	SONDA SA	7,096,899	4,499
	Enel Chile SA ADR	1,322,117	4,403
	Ripley Corp. SA	14,356,234	3,580
	Inversiones La Construccion SA	449,396	2,412
	Salfacorp SA	4,524,748	2,189
	Besalco SA	3,055,631	1,327
	Forus SA	1,032,492	1,267
			515,459
China (45.3%)
*	Alibaba Group Holding Ltd. ADR	23,113,555	7,042,469
	Tencent Holdings Ltd.	75,281,282	5,751,915
*	Meituan Class B	47,138,369	1,757,280
*	JD.com Inc. ADR	11,275,122	919,148
	China Construction Bank Corp. Class H	1,201,722,103	828,123
	Ping An Insurance Group Co. of China Ltd. Class H	70,421,313	728,133
	Industrial & Commercial Bank of China Ltd. Class H	1,050,775,614	596,698
*	Baidu Inc. ADR	3,564,387	474,242
*,2	Xiaomi Corp. Class B	160,877,720	457,542
	NetEase Inc. ADR	4,939,776	428,723
	China Mobile Ltd.	69,313,049	423,956
*	NIO Inc. ADR	12,601,077	385,341
*,2	Wuxi Biologics Cayman Inc.	12,574,522	353,139
*	TAL Education Group ADR	5,117,138	340,085
*	Pinduoduo Inc. ADR	3,627,355	326,389
	Bank of China Ltd. Class H	1,025,343,735	323,866
	China Merchants Bank Co. Ltd. Class H	57,737,295	300,750
*	New Oriental Education & Technology Group Inc. ADR	1,790,516	287,163
	China Life Insurance Co. Ltd. Class H	99,996,734	218,185
	BYD Co. Ltd. Class H	10,576,656	213,805
	Kweichow Moutai Co. Ltd. Class A (XSSC)	777,167	194,173
	CNOOC Ltd.	207,028,883	189,422
*	Trip.com Group Ltd. ADR	6,135,490	176,457
	ANTA Sports Products Ltd.	15,705,805	174,353
*	Semiconductor Manufacturing International Corp.	55,979,500	165,147
*	China Mengniu Dairy Co. Ltd.	34,462,000	162,465
	Shenzhou International Group Holdings Ltd.	9,269,133	161,277
	Agricultural Bank of China Ltd. Class H	454,342,343	154,575
4

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	ZTO Express Cayman Inc. ADR	5,152,765	149,327
*	Alibaba Health Information Technology Ltd.	55,975,112	146,791
	China Resources Land Ltd.	34,925,325	142,833
	Geely Automobile Holdings Ltd.	69,276,743	142,354
	Sunny Optical Technology Group Co. Ltd.	8,488,475	140,935
	China Petroleum & Chemical Corp. Class H	341,794,822	133,461
	Sino Biopharmaceutical Ltd.	126,741,444	128,388
	China Resources Beer Holdings Co. Ltd.	20,351,124	126,270
	Ping An Insurance Group Co. of China Ltd. Class A	10,672,707	124,205
	ENN Energy Holdings Ltd.	9,790,955	123,915
	China Pacific Insurance Group Co. Ltd. Class H	39,572,192	123,840
	China Overseas Land & Investment Ltd.	49,118,341	123,375
*,2	Innovent Biologics Inc.	16,455,320	122,016
	Li Ning Co. Ltd.	23,152,480	120,669
	Longfor Group Holdings Ltd.	21,864,101	119,796
	Sunac China Holdings Ltd.	32,214,526	119,392
	CSPC Pharmaceutical Group Ltd.	108,845,529	115,586
*	Vipshop Holdings Ltd. ADR	5,377,719	115,083
	Country Garden Holdings Co. Ltd.	92,655,469	114,509
	Country Garden Services Holdings Co. Ltd.	16,952,331	106,761
	Anhui Conch Cement Co. Ltd. Class H	16,926,135	105,881
	China Gas Holdings Ltd.	33,616,011	103,304
*	KE Holdings Inc. ADR	1,439,014	100,371
	China Conch Venture Holdings Ltd.	22,039,518	98,138
*,1	GDS Holdings Ltd. ADR	1,146,108	96,319
[2]	China Tower Corp. Ltd. Class H	599,210,936	93,773
	Xinyi Solar Holdings Ltd.	50,946,000	93,071
	Kweichow Moutai Co. Ltd. Class A (XSHG)	366,461	91,559
*	Tencent Music Entertainment Group ADR	5,935,785	88,324
	Huazhu Group Ltd. ADR (XNGS)	2,129,900	84,408
*	Yihai International Holding Ltd.	6,349,648	84,349
	CITIC Securities Co. Ltd. Class H	38,353,587	83,158
*	Bilibili Inc. ADR	1,842,635	82,310
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,236,198	81,761
	China Vanke Co. Ltd. Class H	26,311,100	81,669
	China Shenhua Energy Co. Ltd. Class H	46,891,360	81,246
*	Kingdee International Software Group Co. Ltd.	29,931,284	79,026
[2]	China Feihe Ltd.	34,103,000	77,592
	Great Wall Motor Co. Ltd. Class H	47,037,875	76,158
*	iQIYI Inc. ADR	3,073,337	75,911
	Autohome Inc. ADR	773,609	73,918
	PetroChina Co. Ltd. Class H	262,069,227	73,599
*	Zai Lab Ltd. ADR	870,529	71,427
[2]	Haidilao International Holding Ltd.	10,682,000	70,755
	Shimao Group Holdings Ltd.	19,118,423	67,723
	Hengan International Group Co. Ltd.	9,527,026	66,456
	JOYY Inc. ADR	726,706	66,406
*,2	Ping An Healthcare & Technology Co. Ltd.	5,121,295	66,083
	Haier Electronics Group Co. Ltd.	16,545,535	63,075
[1]	China Evergrande Group	31,627,057	63,071
	Kingsoft Corp. Ltd.	11,640,078	62,615
	China Minsheng Banking Corp. Ltd. Class H	113,686,094	62,219
	Zijin Mining Group Co. Ltd. Class H	85,086,097	62,029
[2]	Postal Savings Bank of China Co. Ltd. Class H	125,965,010	61,819
	China National Building Material Co. Ltd. Class H	52,659,473	60,614
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,963,844	60,051
	Zhongsheng Group Holdings Ltd.	8,320,406	59,327
	China Telecom Corp. Ltd. Class H	187,115,743	58,737
	Guangdong Investment Ltd.	39,524,021	58,618
*,2	Hansoh Pharmaceutical Group Co. Ltd.	13,074,000	58,515
5

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	PICC Property & Casualty Co. Ltd. Class H	85,156,207	57,797
	New China Life Insurance Co. Ltd. Class H	13,249,205	52,955
	China Resources Gas Group Ltd.	12,074,405	52,466
	Bank of Communications Co. Ltd. Class H	105,037,609	51,677
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,492,749	50,539
	China Unicom Hong Kong Ltd.	79,751,981	49,158
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	3,578,619	47,598
	Guangzhou Automobile Group Co. Ltd. Class H	45,536,820	46,816
	Haitong Securities Co. Ltd. Class H	55,146,470	46,717
	Weichai Power Co. Ltd. Class H	24,614,294	46,676
	China CITIC Bank Corp. Ltd. Class H	110,219,476	44,860
	BYD Electronic International Co. Ltd.	10,319,029	44,470
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,202,262	43,958
	CITIC Ltd.	61,203,026	43,756
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,054,183	41,398
	Industrial Bank Co. Ltd. Class A (XSSC)	15,261,465	40,601
	China Jinmao Holdings Group Ltd.	79,388,771	40,223
*,1	GSX Techedu Inc. ADR	597,186	39,665
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	1,316,282	39,240
	Sinopharm Group Co. Ltd. Class H	17,056,425	39,186
	China Resources Cement Holdings Ltd.	29,469,076	38,588
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	51,061,779	37,525
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	5,555,769	37,345
	Fosun International Ltd.	29,764,625	35,942
	Tsingtao Brewery Co. Ltd. Class H	4,276,736	35,438
	GF Securities Co. Ltd. Class A	15,329,055	35,340
	China Communications Construction Co. Ltd. Class H	67,214,670	35,195
*	China Biologic Products Holdings Inc.	299,013	34,748
*,2	China International Capital Corp. Ltd. Class H	14,841,540	34,679
	Aier Eye Hospital Group Co. Ltd. Class A	3,704,398	34,506
[2]	CGN Power Co. Ltd. Class H	155,402,514	33,330
	Kingboard Holdings Ltd.	9,745,608	33,009
[2]	WuXi AppTec Co. Ltd. Class H	2,025,266	32,381
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	2,749,308	32,321
	Brilliance China Automotive Holdings Ltd.	37,377,099	32,264
	Gree Electric Appliances Inc. of Zhuhai Class A (XSHE)	3,661,200	32,098
*	SINA Corp.	746,186	31,974
	Agricultural Bank of China Ltd. Class A (XSSC)	67,860,295	31,929
	People's Insurance Co. Group of China Ltd. Class H	106,873,422	31,801
	CIFI Holdings Group Co. Ltd.	45,883,897	31,788
*	Weibo Corp. ADR	761,529	31,642
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	22,816,031	31,562
	Momo Inc. ADR	2,085,238	31,279
	China Longyuan Power Group Corp. Ltd. Class H	45,298,493	31,048
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,495,109	30,932
	WuXi AppTec Co. Ltd. Class A (XSSC)	1,812,970	30,626
	Ping An Bank Co. Ltd. Class A (XSHE)	11,357,604	30,140
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	2,632,158	29,927
[2]	Huatai Securities Co. Ltd. Class H	18,327,208	29,683
	China Taiping Insurance Holdings Co. Ltd.	19,576,600	29,564
	China Galaxy Securities Co. Ltd. Class H	52,456,875	28,790
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,187,871	28,452
	Nine Dragons Paper Holdings Ltd.	21,238,910	28,329
	Far East Horizon Ltd.	28,619,130	28,228
*	Beijing Enterprises Water Group Ltd.	73,406,691	27,924
	Dongfeng Motor Group Co. Ltd. Class H	39,232,430	27,636
*	COSCO SHIPPING Holdings Co. Ltd. Class H	42,866,158	27,429
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	4,860,732	27,252
6

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	TravelSky Technology Ltd. Class H	12,924,867	27,246
*	JD.com Inc. Class A	664,136	27,089
[2]	Topsports International Holdings Ltd.	19,736,000	27,062
*,1	JinkoSolar Holding Co. Ltd. ADR	454,519	26,498
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	457,569	26,487
*	51job Inc. ADR	374,768	26,271
	China Resources Power Holdings Co. Ltd.	25,187,149	26,215
	Agile Group Holdings Ltd.	18,969,226	26,029
	Kunlun Energy Co. Ltd.	40,109,541	25,967
	China Railway Group Ltd. Class H	56,305,604	25,918
	China Yangtze Power Co. Ltd. Class A (XSHG)	8,999,991	25,532
	China Life Insurance Co. Ltd. Class A	3,668,840	25,314
	Huatai Securities Co. Ltd. Class A (XSSC)	8,272,931	25,227
	China Hongqiao Group Ltd.	34,587,500	25,025
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,179,492	24,837
*	21Vianet Group Inc. ADR	1,073,950	24,658
	CRRC Corp. Ltd. Class H	63,132,812	24,488
	Muyuan Foods Co. Ltd. Class A (XSHE)	2,299,308	24,384
	China Everbright Environment Group Ltd.	47,978,203	24,206
	China Construction Bank Corp. Class A (XSSC)	25,753,909	24,202
*,1,2	China Literature Ltd.	2,914,364	23,943
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,543,093	23,781
	Anhui Gujing Distillery Co. Ltd. Class B	2,051,906	23,347
	CSC Financial Co. Ltd. Class A	3,617,577	23,218
[2]	China Merchants Securities Co. Ltd. Class H	18,595,456	23,064
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,339,371	23,020
*	Alibaba Pictures Group Ltd.	176,009,250	22,987
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	913,928	22,985
	Sinotruk Hong Kong Ltd.	8,978,967	22,967
	KWG Group Holdings Ltd.	17,237,797	22,859
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	29,655,370	22,670
	ZTE Corp. Class H	10,219,639	22,596
	China Meidong Auto Holdings Ltd.	5,470,521	22,402
	Shanghai Baosight Software Co. Ltd. Class B	5,735,372	22,398
	Agricultural Bank of China Ltd. Class A (XSHG)	47,553,500	22,375
	BYD Co. Ltd. Class A (XSEC)	929,638	22,181
	China Cinda Asset Management Co. Ltd. Class H	118,133,276	22,161
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,364,713	22,034
	Hopson Development Holdings Ltd.	8,601,434	22,005
	Kingboard Laminates Holdings Ltd.	13,719,299	21,927
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,118,406	21,888
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	376,787	21,811
*,1	Baozun Inc. ADR	592,931	21,695
*,1	Canadian Solar Inc.	596,752	21,692
	Logan Group Co. Ltd.	13,801,165	21,654
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	3,160,031	21,241
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	820,599	21,194
	SF Holding Co. Ltd. Class A (XSHE)	1,701,724	21,079
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,827,479	21,025
	China Railway Construction Corp. Ltd. Class H	30,827,689	20,883
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,554,907	20,669
	Beijing Enterprises Holdings Ltd.	6,817,767	20,540
	Jiangxi Copper Co. Ltd. Class H	17,094,722	20,414
	Huaneng Power International Inc. Class H	54,619,822	20,404
	Poly Developments & Holdings Group Co. Ltd. Class A (XSSC)	8,858,870	20,366
7

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	China Lesso Group Holdings Ltd.	12,457,317	20,196
*	Seazen Group Ltd.	26,587,824	19,933
	China Molybdenum Co. Ltd. Class H	54,184,171	19,720
[1,2]	Jinxin Fertility Group Ltd.	16,126,000	19,627
*,1,2	Weimob Inc.	15,058,000	19,382
	Bank of China Ltd. Class A (XSSC)	40,661,200	19,315
*	Chinasoft International Ltd.	26,573,155	19,290
	Haitian International Holdings Ltd.	7,774,180	19,269
[1]	Hebei Construction Group Corp. Ltd. Class H	5,763,000	19,227
*,2	Hua Hong Semiconductor Ltd.	5,209,188	19,191
[2]	A-Living Services Co. Ltd. Class H	4,555,663	19,185
*,1,2	CanSino Biologics Inc. Class H	979,200	19,162
	Yanzhou Coal Mining Co. Ltd. Class H	26,296,023	19,138
	Guangzhou R&F Properties Co. Ltd. Class H	15,008,336	19,086
	China Vanke Co. Ltd. Class A (XSHE)	4,615,797	19,034
*,1	HUYA Inc. ADR	848,354	19,003
	Yangzijiang Shipbuilding Holdings Ltd.	27,977,098	18,836
[2]	Yadea Group Holdings Ltd.	13,150,000	18,829
	China Merchants Port Holdings Co. Ltd.	17,626,671	18,737
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,055,426	18,714
	East Money Information Co. Ltd. Class A (XSEC)	5,341,336	18,713
*	Tongcheng-Elong Holdings Ltd.	11,213,600	18,663
	Shenzhen International Holdings Ltd.	11,980,978	18,656
	China Communications Services Corp. Ltd. Class H	31,962,821	18,623
*	Daqo New Energy Corp. ADR	101,919	18,611
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	503,200	18,481
*	DouYu International Holdings Ltd. ADR	1,207,671	18,477
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	548,676	18,463
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,591,770	18,250
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,492,332	18,093
	Zhaojin Mining Industry Co. Ltd. Class H	13,967,667	18,082
[1]	Flat Glass Group Co. Ltd. Class H	6,036,000	18,033
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,621,864	17,961
	China Medical System Holdings Ltd.	16,789,584	17,656
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,323,043	17,597
	Ping An Bank Co. Ltd. Class A (XSEC)	6,479,400	17,195
[2]	Dali Foods Group Co. Ltd.	27,683,548	17,188
	China State Construction International Holdings Ltd.	24,537,728	17,022
	AviChina Industry & Technology Co. Ltd. Class H	32,812,476	16,927
	Greentown China Holdings Ltd.	10,365,219	16,846
	Air China Ltd. Class H	25,822,808	16,705
	Jiangsu Expressway Co. Ltd. Class H	16,635,976	16,651
*	Genscript Biotech Corp.	11,953,320	16,644
	Gree Electric Appliances Inc. of Zhuhai Class A (XSEC)	1,898,453	16,644
	China Everbright Bank Co. Ltd. Class H	47,830,956	16,576
*,1	GOME Retail Holdings Ltd.	149,194,708	16,575
	China Yongda Automobiles Services Holdings Ltd.	11,629,152	16,570
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	676,783	16,198
*	360 DigiTech Inc. ADR	1,403,140	16,164
	Offcn Education Technology Co. Ltd. Class A	2,701,976	15,965
	China Oilfield Services Ltd. Class H	26,348,348	15,911
	Yuexiu Property Co. Ltd.	81,521,662	15,828
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,115,976	15,818
	China Aoyuan Group Ltd.	16,680,071	15,686
	China Merchants Securities Co. Ltd. Class A (XSSC)	5,051,753	15,631
	Wingtech Technology Co. Ltd. Class A	1,033,431	15,540
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	5,635,100	15,529
8

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[2]	China Huarong Asset Management Co. Ltd. Class H	147,050,113	15,407
*,2	3SBio Inc.	16,410,586	15,306
[1]	Bosideng International Holdings Ltd.	34,731,764	15,257
	Shenzhen Inovance Technology Co. Ltd. Class A	1,568,619	15,080
	Orient Securities Co. Ltd. Class A (XSSC)	9,361,970	15,061
	China Everbright Bank Co. Ltd. Class A (XSSC)	25,366,894	14,858
	Beijing Capital International Airport Co. Ltd. Class H	24,182,447	14,776
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,921,900	14,759
*,2	Alphamab Oncology	7,274,000	14,727
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,255,185	14,595
	China Everbright Ltd.	11,011,100	14,569
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	487,540	14,534
[1]	Tianneng Power International Ltd.	8,915,156	14,524
*,1	China Southern Airlines Co. Ltd. Class H	27,475,638	14,391
	Tongwei Co. Ltd. Class A (XSSC)	3,097,885	14,262
	CITIC Securities Co. Ltd. Class A (XSSC)	3,305,200	14,177
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,740,690	14,159
	COSCO SHIPPING Ports Ltd.	24,001,359	14,057
	Shenzhen Investment Ltd.	45,499,262	13,899
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	531,500	13,727
	Times China Holdings Ltd.	10,245,884	13,688
	Eve Energy Co. Ltd. Class A	1,708,738	13,625
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,220,430	13,545
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	389,306	13,368
	Poly Property Services Co. Ltd.	1,837,400	13,256
*,1	OneConnect Financial Technology Co. Ltd. ADR	657,471	13,241
	China United Network Communications Ltd. Class A (XSSC)	18,495,724	13,198
	GoerTek Inc. Class A (XSHE)	1,938,204	13,154
	Fu Shou Yuan International Group Ltd.	12,680,913	13,062
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	13,041
	Zhejiang Expressway Co. Ltd. Class H	19,057,477	13,010
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	231,868	12,993
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,434,802	12,961
	China Overseas Property Holdings Ltd.	17,836,311	12,954
	Hangzhou Tigermed Consulting Co. Ltd. Class A	697,059	12,947
[2]	Luye Pharma Group Ltd.	22,229,956	12,901
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,126,339	12,751
	Powerlong Real Estate Holdings Ltd.	18,817,277	12,669
	Kaisa Group Holdings Ltd.	27,129,049	12,653
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,505,539	12,580
	China CITIC Bank Corp. Ltd. Class A (XSSC)	16,650,032	12,562
[1]	Ever Sunshine Lifestyle Services Group Ltd.	7,236,000	12,512
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	12,390
	Greentown Service Group Co. Ltd.	11,253,893	12,355
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	12,446,404	12,114
[2]	Ganfeng Lithium Co. Ltd. Class H	2,080,200	12,101
*	XD Inc.	2,492,000	12,089
	Digital China Holdings Ltd.	16,388,894	12,066
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	8,573,431	11,990
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,076,413	11,955
	Yuzhou Group Holdings Co. Ltd.	30,883,926	11,954
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	1,986,000	11,943
*	LexinFintech Holdings Ltd. ADR	1,444,349	11,901
	Will Semiconductor Ltd. Class A (XSHG)	401,200	11,884
	China Power International Development Ltd.	61,379,063	11,819
	China Yangtze Power Co. Ltd. Class A (XSSC)	4,162,028	11,807
9

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	469,409	11,805
	Zijin Mining Group Co. Ltd. Class A (XSSC)	11,021,400	11,597
[1]	Ausnutria Dairy Corp. Ltd.	8,069,950	11,533
	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,152,067	11,397
*	Noah Holdings Ltd. ADR	431,213	11,354
	ZTE Corp. Class A (XSEC)	2,352,274	11,346
*	Aluminum Corp. of China Ltd. Class H	51,718,237	11,296
*	Tianli Education International Holdings Ltd.	14,192,000	11,286
	Bank of Communications Co. Ltd. Class A (XSSC)	16,669,079	11,279
[2]	AK Medical Holdings Ltd.	5,024,000	11,242
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	11,229
[2]	China Resources Pharmaceutical Group Ltd.	22,315,126	11,156
[2]	BAIC Motor Corp. Ltd. Class H	29,857,093	11,042
*	Shanghai Electric Group Co. Ltd. Class H	38,669,315	10,991
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	14,548,981	10,973
*,1,2	Koolearn Technology Holding Ltd.	3,374,500	10,926
[1]	China Eastern Airlines Corp. Ltd. Class H	27,358,558	10,900
	Shoucheng Holdings Ltd.	30,279,211	10,874
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	2,266,627	10,825
*	Zhejiang Century Huatong Group Co. Ltd. Class A	8,455,700	10,789
[2]	China East Education Holdings Ltd.	5,597,000	10,787
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,323,699	10,785
	Hundsun Technologies Inc. Class A (XSSC)	773,451	10,776
	Yifeng Pharmacy Chain Co. Ltd. Class A	706,200	10,756
	China Petroleum & Chemical Corp. Class A	18,412,819	10,734
	Industrial Bank Co. Ltd. Class A (XSHG)	3,996,701	10,633
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	10,630
	SSY Group Ltd.	19,407,775	10,623
	CRRC Corp. Ltd. Class A (XSSC)	13,168,235	10,613
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	387,600	10,521
	Walvax Biotechnology Co. Ltd. Class A	1,395,857	10,409
	Bank of Shanghai Co. Ltd. Class A (XSHG)	8,858,061	10,392
	BOE Technology Group Co. Ltd. Class A (XSHE)	14,633,654	10,365
[2]	China Yuhua Education Corp. Ltd.	13,087,676	10,353
*,2	Jiumaojiu International Holdings Ltd.	4,685,000	10,341
	Huaxia Bank Co. Ltd. Class A (XSSC)	11,358,262	10,284
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	13,625,974	10,277
	Muyuan Foods Co. Ltd. Class A (XSEC)	966,405	10,249
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	663,692	10,227
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	10,194
	Shanghai Lingang Holdings Corp. Ltd. Class A	3,005,968	10,185
	Maxscend Microelectronics Co. Ltd. Class A	153,360	9,947
	China International Marine Containers Group Co. Ltd. Class H	7,289,578	9,907
[2]	Guotai Junan Securities Co. Ltd. Class H	7,598,136	9,904
	Chongqing Changan Automobile Co. Ltd. Class B	14,299,340	9,807
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,746,913	9,794
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	9,776
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	821,786	9,746
	Lingyi iTech Guangdong Co. Class A (XSHE)	4,974,800	9,714
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	2,059,116	9,579
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	9,536
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	838,292	9,531
	Huaxin Cement Co. Ltd. Class B	4,568,494	9,529
	Weichai Power Co. Ltd. Class A (XSEC)	4,204,300	9,514
*,1,2	China Logistics Property Holdings Co. Ltd.	18,031,409	9,426
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	1,149,286	9,414
10

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[1,2]	Legend Holdings Corp. Class H	6,992,714	9,409
	China SCE Group Holdings Ltd.	21,886,301	9,407
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	3,871,454	9,346
	Xinyi Energy Holdings Ltd.	18,064,000	9,318
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	389,059	9,312
	Lao Feng Xiang Co. Ltd. Class B	3,127,520	9,291
	BOE Technology Group Co. Ltd. Class A	25,164,909	9,270
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	9,174
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	9,153
	COFCO Joycome Foods Ltd.	27,910,000	9,101
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,399,500	9,099
	Bank of Beijing Co. Ltd. Class A (XSSC)	12,900,573	9,001
	China Overseas Grand Oceans Group Ltd.	15,386,142	8,982
	SAIC Motor Corp. Ltd. Class A (XSHG)	2,589,465	8,965
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	306,778	8,918
*	Topchoice Medical Corp. Class A	263,079	8,866
	China Water Affairs Group Ltd.	12,346,149	8,857
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,388,261	8,831
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,995,696	8,781
*,1	GCL-Poly Energy Holdings Ltd.	190,927,171	8,768
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,360,131	8,753
*,2,3	Tianhe Chemicals Group Ltd.	57,304,542	8,648
	China Coal Energy Co. Ltd. Class H	35,323,653	8,629
	Sinotrans Ltd. Class H	29,094,836	8,616
	Hollysys Automation Technologies Ltd.	763,319	8,542
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	1,176,881	8,520
	China Reinsurance Group Corp. Class H	88,755,940	8,495
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	249,900	8,409
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	8,355
[1]	Health & Happiness H&H International Holdings Ltd.	2,067,951	8,237
[1,2]	Viva Biotech Holdings	8,569,500	8,182
[2]	Hope Education Group Co. Ltd.	34,590,000	8,155
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	221,485	8,134
	NAURA Technology Group Co. Ltd. Class A (XSHE)	317,300	8,130
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,949,368	8,128
	Shanghai Industrial Holdings Ltd.	6,082,289	8,127
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,637,500	8,058
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,581,700	8,037
	SF Holding Co. Ltd. Class A (XSEC)	644,205	7,980
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	7,966
*	Alibaba Group Holding Ltd.	206,200	7,814
	Glodon Co. Ltd. Class A (XSHE)	732,431	7,798
	China Education Group Holdings Ltd.	4,661,724	7,771
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	7,729
	China Railway Construction Corp. Ltd. Class A (XSSC)	6,174,277	7,696
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	7,691
*	ZTO Express Cayman Inc.	260,043	7,688
*	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	7,686
	Suning.com Co. Ltd. Class A (XSHE)	5,278,922	7,659
	Sungrow Power Supply Co. Ltd. Class A	1,313,254	7,637
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,794	7,591
	E-House China Enterprise Holdings Ltd.	7,412,100	7,587
	Poly Property Group Co. Ltd.	26,127,038	7,546
	Shenzhen Expressway Co. Ltd. Class H	8,459,170	7,545
	Sinopec Engineering Group Co. Ltd. Class H	19,398,064	7,540
	TCL Technology Group Corp. Class A (XSHE)	8,341,322	7,540
11

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sino-Ocean Group Holding Ltd.	39,352,089	7,527
*	JA Solar Technology Co. Ltd. Class A	1,306,800	7,501
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	12,036,852	7,487
	NARI Technology Co. Ltd. Class A (XSSC)	2,405,557	7,476
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,616,092	7,447
[2]	Qingdao Port International Co. Ltd. Class H	13,063,915	7,424
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	5,304,917	7,419
	China Oriental Group Co. Ltd.	32,746,736	7,412
	Chongqing Brewery Co. Ltd. Class A (XSHG)	464,151	7,412
	Intco Medical Technology Co. Ltd. Class A	426,750	7,409
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	8,844,242	7,379
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,513,921	7,372
	Hualan Biological Engineering Inc. Class A (XSHE)	961,975	7,369
	East Money Information Co. Ltd. Class A (XSHE)	2,093,108	7,333
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,942,948	7,327
	Metallurgical Corp. of China Ltd. Class H	45,067,885	7,283
[1]	NetDragon Websoft Holdings Ltd.	3,370,138	7,250
	Yunnan Energy New Material Co. Ltd. Class A (XSHE)	481,035	7,195
	GoerTek Inc. Class A (XSEC)	1,056,728	7,172
*	Sohu.com Ltd. ADR	380,025	7,160
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,940,814	7,113
	Zhenro Properties Group Ltd.	12,211,508	7,047
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,146,468	7,029
	Lonking Holdings Ltd.	26,099,868	6,951
*,1,2	CStone Pharmaceuticals	4,722,500	6,934
*	SOHO China Ltd.	25,764,530	6,903
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	6,896
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,144,827	6,891
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	6,888
	Lens Technology Co. Ltd. Class A	1,372,054	6,873
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	751,350	6,855
	Lomon Billions Group Co. Ltd. Class A (XSHE)	1,848,707	6,847
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,865,825	6,814
*	Lifetech Scientific Corp.	26,675,059	6,798
*	KWG Living Group Holdings Ltd.	8,626,898	6,766
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,728,459	6,672
	Fanhua Inc. ADR	443,770	6,652
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	6,652
[2]	Genertec Universal Medical Group Co. Ltd.	9,523,168	6,632
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,292,550	6,621
	Centre Testing International Group Co. Ltd. Class A	1,641,012	6,617
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,616
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSHE)	1,190,539	6,611
*,1	Bitauto Holdings Ltd. ADR	413,967	6,599
	Jiayuan International Group Ltd.	15,397,853	6,577
	Yanlord Land Group Ltd.	8,513,960	6,548
	BYD Co. Ltd. Class A (XSHE)	273,948	6,536
	COSCO SHIPPING Development Co. Ltd. Class H	58,728,529	6,532
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,192,766	6,519
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,325,573	6,450
	NanJi E-Commerce Co. Ltd. Class A	2,343,643	6,444
[1,2]	China Railway Signal & Communication Corp. Ltd. Class H	19,535,798	6,443
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	6,408
	Industrial Securities Co. Ltd. Class A (XSSC)	5,509,065	6,395
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSHG)	822,090	6,371
12

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sany Heavy Equipment International Holdings Co. Ltd.	11,509,954	6,345
[2]	Pharmaron Beijing Co. Ltd. Class H	438,000	6,341
	Gemdale Corp. Class A (XSSC)	3,158,608	6,310
*	Fantasia Holdings Group Co. Ltd.	33,264,520	6,292
	Sunwoda Electronic Co. Ltd. Class A	1,502,280	6,282
	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	6,278
	PetroChina Co. Ltd. Class A	10,277,690	6,253
*	Skyworth Group Ltd.	23,853,212	6,248
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	6,241
	Jinchuan Group International Resources Co. Ltd.	65,531,000	6,195
*	Fufeng Group Ltd.	19,500,495	6,178
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	6,162
*,2	Venus MedTech Hangzhou Inc. Class H	639,000	6,161
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,745,531	6,156
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	7,651,784	6,111
	Gongniu Group Co. Ltd. Class A	205,153	6,094
	Haitong Securities Co. Ltd. Class A (XSSC)	2,897,117	6,090
[1]	Angang Steel Co. Ltd. Class H	20,578,652	6,042
*	So-Young International Inc. ADR	516,989	6,033
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	374,793	6,026
	Sihuan Pharmaceutical Holdings Group Ltd.	52,214,595	6,021
[2]	Red Star Macalline Group Corp. Ltd. Class H	9,938,770	5,991
	SG Micro Corp. Class A	146,996	5,979
	Iflytek Co. Ltd. Class A (XSHE)	1,044,759	5,951
	China Suntien Green Energy Corp. Ltd. Class H	25,361,823	5,914
[2]	Midea Real Estate Holding Ltd.	2,613,000	5,909
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	291,059	5,889
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	382,093	5,887
	Greatview Aseptic Packaging Co. Ltd.	13,658,219	5,852
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,613,004	5,846
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	7,405,138	5,841
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,555,299	5,816
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	5,808
	Iflytek Co. Ltd. Class A (XSEC)	1,019,250	5,805
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,144,879	5,802
*	Sogou Inc. ADR	651,760	5,801
	CSG Holding Co. Ltd. Class B	19,177,013	5,797
	NARI Technology Co. Ltd. Class A (XSHG)	1,863,373	5,791
	Times Neighborhood Holdings Ltd.	5,681,032	5,776
	BBMG Corp. Class H	30,586,781	5,772
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,382,447	5,771
	China Vanke Co. Ltd. Class A (XSEC)	1,392,999	5,744
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	5,729
[1]	Comba Telecom Systems Holdings Ltd.	17,692,130	5,675
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	728,415	5,654
	WuXi AppTec Co. Ltd. Class A (XSHG)	334,326	5,648
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,300,834	5,632
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	5,621
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,479,747	5,620
*,1	BEST Inc. ADR	2,178,193	5,598
	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	5,596
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	5,596
*,2	Ascentage Pharma Group International	1,588,100	5,595
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,462,488	5,587
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	5,581
	Tianshui Huatian Technology Co. Ltd. Class A	2,593,619	5,578
13

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,274,274	5,558
	Jafron Biomedical Co. Ltd. Class A (XSHE)	467,590	5,547
	TCL Electronics Holdings Ltd.	8,161,329	5,544
*,1	Hanergy Thin Film Power Group Ltd.	206,154,000	5,538
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	1,509,449	5,532
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	5,529
	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	8,880,500	5,524
	Fu Jian Anjoy Foods Co. Ltd. Class A	206,298	5,431
[1]	China Maple Leaf Educational Systems Ltd.	19,902,538	5,407
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	2,113,886	5,394
[1]	Q Technology Group Co. Ltd.	4,879,424	5,393
	Tiangong International Co. Ltd.	16,059,224	5,391
	Bengang Steel Plates Co. Ltd. Class A	11,197,504	5,391
	Shandong Sinocera Functional Material Co. Ltd. Class A	877,100	5,387
	China Dongxiang Group Co. Ltd.	43,282,360	5,363
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	5,349
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	591,900	5,342
	Hualan Biological Engineering Inc. Class A (XSEC)	696,078	5,332
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	5,332
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,574,692	5,331
	Dongyue Group Ltd.	13,956,339	5,325
*	Aluminum Corp. of China Ltd. Class A	12,389,600	5,321
[2]	China New Higher Education Group Ltd.	10,174,000	5,309
	Bank of Chongqing Co. Ltd. Class H	9,446,566	5,295
	ZTE Corp. Class A (XSHE)	1,094,565	5,280
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	5,270
	Tianfeng Securities Co. Ltd. Class A (XSHG)	5,963,360	5,236
	China Kepei Education Group Ltd.	7,562,000	5,216
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	5,185
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	5,184
	Weifu High-Technology Group Co. Ltd. Class B	2,812,799	5,181
	Guosen Securities Co. Ltd. Class A (XSHE)	2,592,241	5,181
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	798,141	5,165
	China Jushi Co. Ltd. Class A (XSSC)	2,472,983	5,163
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	5,146
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,232,750	5,119
	Bank of Shanghai Co. Ltd. Class A (XSSC)	4,345,375	5,098
	Huadian Power International Corp. Ltd. Class H	20,524,909	5,093
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	680,409	5,086
	Xtep International Holdings Ltd.	14,995,791	5,085
[2]	Redco Properties Group Ltd.	11,479,640	5,083
	Datang International Power Generation Co. Ltd. Class H	39,802,046	5,037
	Central China Real Estate Ltd.	9,347,000	5,029
	Beijing Enlight Media Co. Ltd. Class A	2,749,703	4,998
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,092,991	4,992
	Ovctek China Inc. Class A (XSHE)	489,030	4,986
*,1	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,286,000	4,968
[1]	Zhongliang Holdings Group Co. Ltd.	7,356,500	4,967
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	4,950
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,675,831	4,938
	Tong Ren Tang Technologies Co. Ltd. Class H	8,402,132	4,934
14

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[1]	China Tian Lun Gas Holdings Ltd.	5,837,000	4,919
*	Ronshine China Holdings Ltd.	7,207,808	4,914
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,106,667	4,906
	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,653,204	4,905
	BOC International China Co. Ltd. Class A	1,424,427	4,903
	Guangdong Hongda Blasting Co. Ltd. Class A	684,658	4,898
*	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	820,437	4,891
	Beijing New Building Materials plc Class A (XSEC)	944,497	4,883
	Zhejiang Supor Co. Ltd. Class A	462,619	4,883
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSEC)	877,950	4,875
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	4,863
	Livzon Pharmaceutical Group Inc. Class H	1,092,053	4,840
	Yuexiu Transport Infrastructure Ltd.	8,686,501	4,838
	Suning.com Co. Ltd. Class A (XSEC)	3,325,270	4,825
	Perfect World Co. Ltd. Class A	1,149,124	4,823
	PAX Global Technology Ltd.	8,297,436	4,822
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	2,095,452	4,817
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	482,053	4,806
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	2,405,050	4,784
	Sinopec Kantons Holdings Ltd.	13,230,976	4,783
	Dawning Information Industry Co. Ltd. Class A (XSSC)	893,099	4,780
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	28,021,925	4,774
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,882,981	4,762
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,364,400	4,758
	Mango Excellent Media Co. Ltd. Class A (XSEC)	428,299	4,754
	China United Network Communications Ltd. Class A (XSHG)	6,641,000	4,739
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	12,264,392	4,731
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,720
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	4,712
	British American Tobacco Malaysia Bhd.	1,929,034	4,699
	Bank of Beijing Co. Ltd. Class A (XSHG)	6,704,962	4,678
*	HNA Infrastructure Investment Group Co. Ltd. Class A	4,595,944	4,677
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,021,310	4,664
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	4,614
	JCET Group Co. Ltd. Class A (XSHG)	832,300	4,609
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,246,400	4,589
*,2	Maoyan Entertainment	3,230,200	4,554
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	821,807	4,543
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSSC)	482,625	4,539
	Will Semiconductor Ltd. Class A (XSSC)	153,100	4,535
	China Resources Medical Holdings Co. Ltd.	7,613,289	4,532
	Avic Capital Co. Ltd. Class A (XSSC)	6,912,445	4,524
	Bank of Changsha Co. Ltd. Class A (XSHG)	3,355,488	4,518
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	237,150	4,515
	Hangzhou Steam Turbine Co. Ltd. Class B	3,859,604	4,511
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	4,479
	Anhui Gujing Distillery Co. Ltd. Class A	142,240	4,471
	China National Accord Medicines Corp. Ltd. Class B	1,569,287	4,470
[2]	Shandong Gold Mining Co. Ltd. Class H	1,886,450	4,468
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSHE)	535,506	4,438
15

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shandong Chenming Paper Holdings Ltd. Class B	13,121,946	4,423
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,071,669	4,386
	Dazhong Transportation Group Co. Ltd. Class B	13,927,908	4,380
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,246,628	4,356
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,248,400	4,354
	Zhejiang NHU Co. Ltd. Class A (XSHE)	997,477	4,332
*,2	Meitu Inc.	24,560,436	4,326
[1]	China Tobacco International HK Co. Ltd.	2,276,000	4,314
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	4,289
*,2	Yixin Group Ltd.	17,079,500	4,264
	China Molybdenum Co. Ltd. Class A (XSSC)	7,180,411	4,251
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	4,244
	West China Cement Ltd.	28,514,438	4,238
	Changjiang Securities Co. Ltd. Class A (XSHE)	3,752,924	4,229
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,222
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	4,215
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	815,911	4,209
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	1,695,900	4,197
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,239,421	4,196
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,774,340	4,188
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	4,183
	Aisino Corp. Class A	1,799,513	4,181
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	4,173
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,150,000	4,169
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	4,158
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	4,143
[1]	CSSC Offshore & Marine Engineering Group Co. Ltd. Class H	4,226,581	4,142
	NetEase Inc.	236,236	4,132
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	4,130
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	4,128
	Yango Group Co. Ltd. Class A	4,010,183	4,118
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	4,104
	Proya Cosmetics Co. Ltd. Class A	158,100	4,088
	Zhejiang NHU Co. Ltd. Class A (XSEC)	938,300	4,075
	Hangzhou First Applied Material Co. Ltd. Class A	357,612	4,061
	CITIC Securities Co. Ltd. Class A (XSHG)	945,400	4,055
	China Railway Group Ltd. Class A (XSSC)	5,011,814	4,025
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	4,008
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	4,006
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,981
*	China Zhongwang Holdings Ltd.	19,434,219	3,968
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	3,955
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,947
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,475,088	3,944
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,125,000	3,941
	China National Software & Service Co. Ltd. Class A (XSSC)	374,334	3,934
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,716,200	3,922
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,922
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	3,921
	Chacha Food Co. Ltd. Class A	440,621	3,915
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	3,914
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	3,908
	Gotion High-tech Co. Ltd. Class A	983,369	3,885
16

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	506,571	3,867
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,164,281	3,859
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSSC)	495,963	3,844
	China Spacesat Co. Ltd. Class A (XSSC)	817,797	3,838
	Huaneng Power International Inc. Class A (XSSC)	5,246,597	3,829
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	3,828
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSEC)	461,299	3,823
	StarPower Semiconductor Ltd. Class A	135,400	3,819
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	3,815
	JCET Group Co. Ltd. Class A (XSSC)	688,244	3,811
*	State Grid Yingda Co. Ltd. Class A (XSHG)	3,932,201	3,807
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	3,803
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	3,753
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,748
	Seazen Holdings Co. Ltd. Class A (XSSC)	769,700	3,745
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	3,724
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	923,994	3,719
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,511,013	3,694
	Beijing Yanjing Brewery Co. Ltd. Class A	2,841,380	3,694
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	3,689
	Dongfang Electric Corp. Ltd. Class H	5,282,213	3,685
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	3,685
	OFILM Group Co. Ltd. Class A (XSHE)	1,589,325	3,677
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,676,434	3,674
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	1,310,729	3,668
*	Tongdao Liepin Group	1,486,200	3,665
	Sanquan Food Co. Ltd. Class A	794,200	3,659
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	3,658
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	3,643
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	3,632
	CIMC Enric Holdings Ltd.	7,707,019	3,629
	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	1,030,348	3,615
	Venustech Group Inc. Class A (XSHE)	779,436	3,606
	Joyoung Co. Ltd. Class A	682,392	3,600
	Rongsheng Petro Chemical Co. Ltd. Class A (XSHE)	1,261,696	3,599
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	4,865,893	3,595
	SDIC Capital Co. Ltd. Class A (XSSC)	1,711,200	3,581
	Guangzhou Wondfo Biotech Co. Ltd. Class A	314,168	3,576
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,602,186	3,574
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	3,573
	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	3,568
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	3,547
	Shougang Fushan Resources Group Ltd.	15,078,000	3,529
	China BlueChemical Ltd. Class H	24,804,568	3,528
	TCL Technology Group Corp. Class A (XSEC)	3,903,000	3,528
	Apeloa Pharmaceutical Co. Ltd. Class A	1,149,021	3,511
	Wonders Information Co. Ltd. Class A	1,073,100	3,501
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,489
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	3,487
	CNHTC Jinan Truck Co. Ltd. Class A	665,242	3,481
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	119,364	3,470
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	3,468
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	852,495	3,459
17

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	NAURA Technology Group Co. Ltd. Class A (XSEC)	134,700	3,451
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	3,449
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	4,009,300	3,448
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	3,448
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	570,023	3,432
	Greenland Hong Kong Holdings Ltd.	10,544,314	3,428
	Concord New Energy Group Ltd.	64,754,071	3,428
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,625	3,424
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	3,423
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	3,422
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	381,001	3,419
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	3,417
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,312,371	3,417
	AVIC Aircraft Co. Ltd. Class A (XSEC)	940,900	3,409
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,443,637	3,403
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	2,259,661	3,400
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	3,395
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	2,430,333	3,395
	Glodon Co. Ltd. Class A (XSEC)	317,300	3,378
	Tianqi Lithium Corp. Class A (XSHE)	1,134,687	3,368
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	3,365
	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	3,362
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	662,887	3,349
	Sinocare Inc. Class A	543,300	3,333
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	3,309
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,403,345	3,301
	Skshu Paint Co. Ltd. Class A	148,800	3,298
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,296
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,655,387	3,295
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	2,973,591	3,293
	Dian Diagnostics Group Co. Ltd. Class A	561,937	3,279
	Bank of Guiyang Co. Ltd. Class A	2,871,227	3,275
*,1	Qudian Inc. ADR	2,443,460	3,274
	Hongta Securities Co. Ltd. Class A	1,260,600	3,271
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	3,264
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,253
	JiuGui Liquor Co. Ltd. Class A (XSHE)	217,000	3,250
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,235
	Consun Pharmaceutical Group Ltd.	8,192,000	3,233
	GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	3,233
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	3,223
	Beijing New Building Materials plc Class A (XSHE)	623,500	3,223
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	345,570	3,218
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	3,211
	China CSSC Holdings Ltd. Class A (XSHG)	1,204,700	3,211
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,164,076	3,211
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	3,194
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	3,189
	China South City Holdings Ltd.	31,585,258	3,187
	BBMG Corp. Class A (XSSC)	7,076,779	3,186
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	3,182
18

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,214,659	3,180
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	419,500	3,175
	Hangzhou Onechance Tech Corp. Class A	125,640	3,170
	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,550,700	3,168
	Bank of Jiangsu Co. Ltd. Class A (XSHG)	3,524,913	3,166
	Wanda Film Holding Co. Ltd. Class A	1,373,150	3,159
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,019,460	3,154
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,368,290	3,153
*	Baozun Inc. Class A	260,903	3,143
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	3,140
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	3,131
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	3,127
	Air China Ltd. Class A (XSHG)	3,077,214	3,125
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,735,663	3,124
*,1	XPeng Inc. ADR	161,174	3,124
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	193,388	3,109
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	3,104
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	503,500	3,104
*,1	Qutoutiao Inc. ADR	1,441,427	3,099
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	2,364,183	3,096
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	612,670	3,096
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	3,096
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	179,900	3,092
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	3,080
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	3,078
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	3,073
*	Ecovacs Robotics Co. Ltd. Class A (XSHG)	327,585	3,070
*	Founder Securities Co. Ltd. Class A (XSHG)	2,191,390	3,051
	SooChow Securities Co. Ltd. Class A (XSSC)	2,080,691	3,048
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	339,440	3,046
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	3,046
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	3,028
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	3,022
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,378,105	3,021
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	3,021
	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	3,013
	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	3,010
	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	3,002
	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	3,002
	China Foods Ltd.	8,761,153	3,000
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	2,995
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	2,994
	East Group Co. Ltd. Class A	1,984,000	2,983
	Beijing Easpring Material Technology Co. Ltd. Class A	391,500	2,976
	AVICOPTER plc Class A (XSSC)	395,502	2,962
	Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	2,961
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,138,291	2,955
	China Lilang Ltd.	4,657,865	2,951
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	2,937
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	2,934
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	2,913
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,933,716	2,910
	Beijing Capital Land Ltd. Class H	16,872,464	2,903
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	507,518	2,898
	NavInfo Co. Ltd. Class A (XSHE)	1,363,200	2,898
19

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,876
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	2,862
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	2,862
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	170,961	2,854
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	2,853
	Beijing E-Hualu Information Technology Co. Ltd. Class A	600,284	2,852
	JNBY Design Ltd.	2,616,500	2,850
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	2,849
	Beijing Thunisoft Corp. Ltd. Class A	815,420	2,848
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	2,845
	Maccura Biotechnology Co. Ltd. Class A	366,530	2,836
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	2,835
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	645,888	2,832
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	110,147	2,832
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,819
[1]	Colour Life Services Group Co. Ltd.	5,812,570	2,816
[1,2]	China Everbright Greentech Ltd.	7,088,814	2,815
	China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	2,808
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,806
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	2,801
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	2,796
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	39,600	2,794
*	Hangzhou Iron & Steel Co. Class A	3,220,086	2,789
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	474,708	2,784
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	2,783
	DHC Software Co. Ltd. Class A (XSHE)	2,032,100	2,778
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	196,206	2,777
	Fujian Torch Electron Technology Co. Ltd. Class A	384,612	2,777
	State Grid Information & Communication Co. Ltd. Class A	1,065,500	2,774
	Shenzhen Energy Group Co. Ltd. Class A	3,417,670	2,773
	Nanyang Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,771
	China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	2,764
	Sangfor Technologies Inc. Class A	97,182	2,762
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,758
	Tongkun Group Co. Ltd. Class A (XSSC)	1,216,299	2,755
	Western Securities Co. Ltd. Class A (XSHE)	2,020,851	2,754
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	2,742
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,740
	Oppein Home Group Inc. Class A	148,897	2,738
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,067,698	2,731
	Guangshen Railway Co. Ltd. Class H	16,371,093	2,728
	Xingda International Holdings Ltd.	10,579,093	2,725
	Shanghai Haixin Group Co. Class B	8,339,163	2,724
*	China First Heavy Industries Class A	6,516,775	2,709
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	2,706
*	COSCO SHIPPING Holdings Co. Ltd. Class A	2,759,191	2,700
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	2,696
	Anhui Expressway Co. Ltd. Class H	5,600,097	2,690
*,1	CAR Inc.	8,369,796	2,681
*	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	1,079,900	2,672
	Yintai Gold Co. Ltd. Class A (XSHE)	1,776,653	2,670
	Hundsun Technologies Inc. Class A (XSHG)	191,646	2,670
	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	723,856	2,660
20

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	437,547	2,660
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,658
	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	2,640
	Chaowei Power Holdings Ltd.	7,664,924	2,638
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	2,635
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	2,634
	China Fangda Group Co. Ltd. Class B	6,312,683	2,633
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	2,624
	HLA Corp. Ltd. Class A (XSSC)	2,598,579	2,621
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	2,621
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	2,614
	China Railway Group Ltd. Class A (XSHG)	3,248,829	2,609
	Dongjiang Environmental Co. Ltd. Class A	1,905,066	2,606
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	455,560	2,602
*	Hi Sun Technology China Ltd.	23,853,186	2,599
*	Shanghai DZH Ltd. Class A	1,945,300	2,591
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	2,589
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,561,780	2,588
	Jiajiayue Group Co. Ltd. Class A	603,492	2,584
	Harbin Electric Co. Ltd. Class H	9,081,875	2,583
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	2,588,912	2,575
	China Zheshang Bank Co. Ltd. Class A	4,324,600	2,571
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	259,575	2,570
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	2,568
	China Shineway Pharmaceutical Group Ltd.	4,050,885	2,550
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	2,544
	Ourpalm Co. Ltd. Class A	2,605,361	2,539
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	237,020	2,535
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	2,534
	China Gezhouba Group Co. Ltd. Class A (XSSC)	2,434,475	2,533
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	597,463	2,528
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,528
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	2,526
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	465,203	2,526
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	2,526
	China Avionics Systems Co. Ltd. Class A (XSSC)	1,047,220	2,519
	Shennan Circuits Co. Ltd. Class A	155,817	2,519
*	Zhongtian Financial Group Co. Ltd. Class A	5,523,375	2,516
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	2,514
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	2,511
	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	2,507
	Yunnan Energy New Material Co. Ltd. Class A (XSEC)	165,900	2,481
	STO Express Co. Ltd. Class A (XSHE)	1,175,776	2,479
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	2,474
	Guizhou Space Appliance Co. Ltd. Class A	362,130	2,467
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	2,462
	Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	2,456
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,451
*	Sinopec Oilfield Service Corp. Class A	9,301,900	2,449
	Guangdong Electric Power Development Co. Ltd. Class B	8,986,228	2,437
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,433
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	2,430
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,902,940	2,424
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,423
	Tongwei Co. Ltd. Class A (XSHG)	526,200	2,423
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	2,417
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	2,414
21

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSHE)	426,162	2,410
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,409
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	2,402
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	2,400
	CCOOP Group Co. Ltd. Class A (XSHE)	5,417,100	2,399
	Zhejiang Huafeng Spandex Co. Ltd. Class A (XSHE)	1,999,101	2,399
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	2,397
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,395
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	2,388
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	117,242	2,381
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	2,375
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	237,160	2,368
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,365
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	2,363
	SDIC Capital Co. Ltd. Class A (XSHG)	1,127,300	2,359
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,355
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	421,500	2,355
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	2,347
	Sieyuan Electric Co. Ltd. Class A	733,100	2,346
	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	601,900	2,345
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSHG)	1,806,254	2,342
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,340
	Shenzhen Airport Co. Ltd. Class A	1,947,184	2,326
	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	4,990,476	2,324
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,308
	China Machinery Engineering Corp. Class H	11,958,261	2,303
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	498,915	2,303
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	456,000	2,298
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	2,294
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	2,294
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSSC)	1,767,885	2,292
	Xiamen C & D Inc. Class A (XSHG)	1,828,200	2,290
*	China Modern Dairy Holdings Ltd.	17,154,299	2,287
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	2,287
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	2,286
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	2,283
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,282
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,026,110	2,280
	Thunder Software Technology Co. Ltd. Class A (XSHE)	177,727	2,280
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	2,277
	China Merchants Land Ltd.	15,681,888	2,275
	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	865,369	2,266
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	2,262
	Addsino Co. Ltd. Class A (XSEC)	749,900	2,257
	Oriental Energy Co. Ltd. Class A	1,603,721	2,253
	Addsino Co. Ltd. Class A (XSHE)	748,000	2,251
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,635,114	2,244
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	2,240
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,240
	FAW Jiefang Group Co. Ltd. Class A	1,206,800	2,237
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	2,235
	Chengdu Xingrong Environment Co. Ltd. Class A	3,004,200	2,235
	Taiji Computer Corp. Ltd. Class A	556,906	2,235
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,625	2,229
22

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	2,229
	TBEA Co. Ltd. Class A (XSSC)	1,811,358	2,227
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	2,225
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	248,392	2,214
*,1,2	Ascletis Pharma Inc.	6,103,000	2,204
[1]	Wisdom Education International Holdings Co. Ltd.	6,772,000	2,203
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	2,203
	Shengyi Technology Co. Ltd. Class A (XSHG)	611,018	2,189
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	2,185
	360 Security Technology Inc. Class A (XSHG)	923,000	2,184
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,259,500	2,178
	Ninestar Corp. Class A (XSHE)	498,987	2,176
	SooChow Securities Co. Ltd. Class A (XSHG)	1,483,170	2,173
	Sichuan Expressway Co. Ltd. Class H	9,978,276	2,165
*	Wintime Energy Co. Ltd. Class A	10,949,100	2,164
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	2,162
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,154
	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	2,153
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	2,151
	Fullshare Holdings Ltd.	105,921,870	2,148
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	534,742	2,144
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	2,142
	Riyue Heavy Industry Co. Ltd. Class A	592,860	2,139
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,293,400	2,133
	Huangshan Tourism Development Co. Ltd. Class B	2,889,803	2,128
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	154,097	2,127
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	2,126
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	2,125
	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	2,124
	Sinofert Holdings Ltd.	23,790,032	2,122
	OFILM Group Co. Ltd. Class A (XSEC)	917,400	2,122
	Huaan Securities Co. Ltd. Class A (XSHG)	1,778,632	2,121
	Sai Micro Electronics Inc. Class A	520,110	2,120
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,044,106	2,118
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,116
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	2,113
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	2,112
	Shenzhen Yinghe Technology Co. Ltd. Class A	492,360	2,111
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,110
*	Shanghai Milkground Food Tech Co. Ltd. Class A	403,943	2,108
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	2,107
	Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	2,105
	Inner Mongolia First Machinery Group Co. Ltd. Class A (XSHG)	1,296,286	2,103
*,1	National Agricultural Holdings Ltd.	13,680,292	2,100
	YTO Express Group Co. Ltd. Class A (XSSC)	1,000,300	2,089
*	IRICO Display Devices Co. Ltd. Class A	3,442,001	2,088
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	890,400	2,084
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	2,593,215	2,080
	Autobio Diagnostics Co. Ltd. Class A (XSSC)	79,700	2,077
	CNOOC Energy Technology & Services Ltd. Class A	6,008,200	2,076
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	2,074
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	185,220	2,072
	China Nuclear Engineering & Construction Corp. Ltd. Class A	1,920,882	2,071
23

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Zhongji Innolight Co. Ltd. Class A (XSEC)	292,286	2,069
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	2,066
	Shanghai Huayi Group Co. Ltd. Class B	4,248,843	2,063
	Edifier Technology Co. Ltd. Class A	835,300	2,061
	Hubei Dinglong Co. Ltd. Class A	930,908	2,060
	Suofeiya Home Collection Co. Ltd. Class A	486,978	2,056
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	574,280	2,054
	Baoji Titanium Industry Co. Ltd. Class A	417,700	2,050
	Toly Bread Co. Ltd. Class A (XSHG)	215,292	2,048
	Jiangxi Bank Co. Ltd. Class H	4,799,029	2,043
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	2,043
	PCI-Suntek Technology Co. Ltd. Class A (XSHG)	1,516,958	2,034
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	2,022
	Thunder Software Technology Co. Ltd. Class A (XSEC)	157,500	2,020
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	2,019
	Chongqing Department Store Co. Ltd. Class A	374,760	2,019
	CPMC Holdings Ltd.	4,573,319	2,017
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	2,017
	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,237,255	2,017
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,017
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	776,822	2,016
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	2,016
	Ingenic Semiconductor Co. Ltd. Class A	191,216	2,012
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	2,011
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,009
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,007
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,089,418	2,006
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	2,003
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,593,736	2,001
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	2,000
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	1,999
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSHE)	601,905	1,997
	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	1,996
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	1,995
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	141,700	1,995
	ORG Technology Co. Ltd. Class A	2,362,407	1,989
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	1,987
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	1,984
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	1,984
[1,3]	China ZhengTong Auto Services Holdings Ltd.	14,639,764	1,977
	China National Chemical Engineering Co. Ltd. Class A	2,490,177	1,972
	China Film Co. Ltd. Class A (XSHG)	1,041,800	1,972
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	1,971
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	1,965
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	1,126,200	1,964
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	1,958
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	656,094	1,956
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,254,512	1,951
	Zhongji Innolight Co. Ltd. Class A (XSHE)	275,337	1,949
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,947
	Victory Giant Technology Huizhou Co. Ltd. Class A	622,500	1,945
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,945
	NSFOCUS Technologies Group Co. Ltd. Class A	702,185	1,941
	Beijing Capital Co. Ltd. Class A (XSSC)	4,436,955	1,933
24

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	193,424	1,930
	Tech-Bank Food Co. Ltd. Class A (XSHE)	883,553	1,929
	Baoli New Energy Technology Co. Ltd. Class A	4,172,796	1,929
	Chinalin Securities Co. Ltd. Class A	924,427	1,928
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,228,349	1,927
	Zhejiang Kaishan Compressor Co. Ltd. Class A	830,608	1,924
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	666,000	1,923
	Aerospace CH UAV Co. Ltd. (XSHE)	542,800	1,922
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	1,923,462	1,921
	Angel Yeast Co. Ltd. Class A (XSSC)	242,888	1,918
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,914
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	792,645	1,913
	Unisplendour Corp. Ltd. Class A (XSEC)	580,826	1,912
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,912
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	1,911
	Gemdale Corp. Class A (XSHG)	953,400	1,905
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	1,902
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	1,900
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,899
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	1,898
	Archermind Technology Nanjing Co. Ltd. Class A	100,049	1,891
	Bluestar Adisseo Co. Class A	1,009,941	1,888
	China Southern Airlines Co. Ltd. Class A	2,288,500	1,886
	Ganfeng Lithium Co. Ltd. Class A (XSEC)	206,600	1,885
*	Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	1,884
	Foshan Electrical & Lighting Co. Ltd. Class B	5,863,506	1,878
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,870
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	1,867
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,700,924	1,865
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,951,245	1,861
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,859
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	1,135,600	1,859
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,857
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,856
	Shenzhen Kedali Industry Co. Ltd. Class A	183,400	1,855
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,172,445	1,854
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,196,303	1,852
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,109,069	1,849
	Shaanxi International Trust Co. Ltd. Class A (XSHE)	3,487,380	1,849
*	Berry Genomics Co. Ltd. Class A (XSHE)	247,298	1,846
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,846
	Shanghai Pret Composites Co. Ltd. Class A	835,885	1,846
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	1,840
	COFCO Tunhe Sugar Co. Ltd. Class A	1,487,749	1,837
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,837
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,834
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	1,834
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,115,635	1,830
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,830
	Doushen Beijing Education & Technology Inc. Class A	866,539	1,825
	First Tractor Co. Ltd. Class A (XSSC)	1,049,289	1,823
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,823
*	Saturday Co. Ltd. Class A	608,400	1,822
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	1,821
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,948,141	1,817
25

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	1,748,688	1,816
	DongFeng Automobile Co. Ltd. Class A	1,936,312	1,800
	EIT Environmental Development Group Co. Ltd. Class A	119,966	1,800
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	1,799
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,799
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,796
	China Baoan Group Co. Ltd. Class A (XSHE)	1,577,616	1,789
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	1,788
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,788
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,411,900	1,786
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	1,786
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,786
	Tande Co. Ltd. Class A	3,429,500	1,780
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,780
	IKD Co. Ltd. Class A	876,400	1,778
	Greenland Holdings Corp. Ltd. Class A (XSSC)	1,914,400	1,774
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,773
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	43,128	1,770
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	1,766
	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	149,200	1,754
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,012,526	1,754
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,767,270	1,752
	China Galaxy Securities Co. Ltd. Class A	995,320	1,751
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,750
	Qingling Motors Co. Ltd. Class H	9,812,072	1,749
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,749
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	1,740
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	1,740
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSEC)	307,090	1,737
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	767,600	1,734
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,734
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,731
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,727
	Amoy Diagnostics Co. Ltd. Class A	137,300	1,727
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	1,726
	B-Soft Co. Ltd. Class A	882,897	1,724
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,720
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,719
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	622,854	1,718
	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	1,717
	Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,713
	Chimin Health Management Co. Ltd. Class A	306,000	1,708
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	1,707
	Shede Spirits Co. Ltd. Class A	254,113	1,707
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	1,705
*	Nanjing Tanker Corp. Class A	4,549,700	1,701
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	1,700
*	Hesteel Co. Ltd. Class A (XSEC)	5,514,383	1,699
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	1,692
*,3	CT Environmental Group Ltd.	38,490,600	1,688
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,682
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	3,691,482	1,679
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,678
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,672
26

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,670
*	Ecovacs Robotics Co. Ltd. Class A (XSSC)	177,900	1,667
	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	168,500	1,665
*	TongFu Microelectronics Co. Ltd. Class A (XSEC)	446,991	1,664
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSHG)	508,599	1,664
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,712,126	1,659
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	1,654
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	1,654
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	1,651
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	1,650
	China Railway Hi-tech Industry Co. Ltd. Class A	1,220,600	1,649
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,648
	Guangdong Create Century Intelligent Equipment Corp. Ltd. Class A	1,370,200	1,644
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	1,643
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	1,643
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	652,876	1,642
	Beijing Strong Biotechnologies Inc. Class A	490,185	1,638
	Western Securities Co. Ltd. Class A (XSEC)	1,201,468	1,637
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	615,216	1,636
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,634
	Chengzhi Co. Ltd. Class A (XSEC)	842,000	1,632
	China Fortune Land Development Co. Ltd. Class A (XSHG)	772,378	1,628
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	572,800	1,625
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	1,625
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,623
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	1,618
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,618
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	61,900	1,613
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,612
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,612
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	1,611
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,611
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	1,610
	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,606
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	2,033,760	1,604
	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	1,604
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,602
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	445,778	1,599
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,599
	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,598
	SPIC Dongfang New Energy Corp. Class A (XSEC)	2,456,988	1,597
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	309,311	1,596
	Rockchip Electronics Co. Ltd. Class A	141,900	1,595
	Chongqing Zaisheng Technology Corp. Ltd. Class A	694,240	1,593
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,587
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	1,586
	Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	1,585
	Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,583
	China Minmetals Rare Earth Co. Ltd. Class A	892,000	1,582
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,874,962	1,581
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,581
27

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,580
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,578
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,899,400	1,575
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A (XSHE)	4,554,460	1,574
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,569
	GEM Co. Ltd. Class A (XSHE)	2,179,354	1,569
	Guanghui Energy Co. Ltd. Class A (XSSC)	3,634,412	1,566
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,565
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	308,451	1,563
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	1,560
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,559
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,557
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	1,555
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,555
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	1,554
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,553
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	548,200	1,553
	Hytera Communications Corp. Ltd. Class A (XSHE)	1,454,565	1,551
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,548
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,547
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,541
	Shandong Airlines Co. Ltd. Class B	2,075,717	1,534
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	1,534
	CECEP Wind-Power Corp. Class A (XSSC)	3,785,316	1,534
	Beijing North Star Co. Ltd. Class H	7,615,813	1,526
	China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	1,526
	Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	1,525
	Yingkou Port Liability Co. Ltd. Class A	4,046,000	1,524
	Feitian Technologies Co. Ltd. Class A	392,500	1,524
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	606,800	1,521
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,521
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	2,191,245	1,518
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	1,411,966	1,518
	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,516
	HC SemiTek Corp. Class A	944,750	1,512
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	808,606	1,512
	China Oilfield Services Ltd. Class A	927,634	1,510
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	1,508
	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,506
*	Lier Chemical Co. Ltd. Class A	504,444	1,501
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	1,501
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,118,520	1,498
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,497
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,495
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	89,300	1,491
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,491
	INESA Intelligent Tech Inc. Class B	3,069,872	1,487
	Guangdong Golden Dragon Development Inc. Class A (XSHE)	722,300	1,486
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,486
*	Kingnet Network Co. Ltd. Class A	1,942,332	1,482
28

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	166,600	1,479
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	2,810,150	1,479
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	1,474
	Zhefu Holding Group Co. Ltd. Class A	1,995,490	1,474
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	1,473
	Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	1,473
*	China Tianying Inc. Class A	2,242,000	1,469
*	Guangdong Weihua Corp. Class A	647,374	1,469
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	20,800	1,468
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,467
	Huayi Brothers Media Corp. Class A (XSEC)	2,205,602	1,466
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,466
*	Shandong Yulong Gold Co. Ltd. Class A	717,600	1,465
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,464
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,463
*,3	GDS Holdings Ltd. Class A	139,824	1,459
	Wasion Holdings Ltd.	6,252,867	1,455
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,455
	Wuhan Department Store Group Co. Ltd. Class A	745,977	1,454
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,245,519	1,452
	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	1,450
	Dalian Port PDA Co. Ltd. Class A	5,125,070	1,448
	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	1,446
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,445
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	1,445
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,443
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,441
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,440
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	1,437
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	1,436
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,436
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,387,639	1,434
	BGI Genomics Co. Ltd. Class A (XSEC)	64,249	1,434
	Leo Group Co. Ltd. Class A (XSHE)	3,005,211	1,425
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,424
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	397,066	1,424
	Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	1,423
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,419
	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,418
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	6,627,236	1,417
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,416
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	1,414
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	1,413
	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	1,409
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	1,407
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,406
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,406
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,404
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,401
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	1,400
29

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,399
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,397
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,833,092	1,396
	Sansteel Minguang Co. Ltd. Fujian Class A	1,418,556	1,396
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,396
	Beibuwan Port Co. Ltd. Class A	931,400	1,393
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	1,393
	Huafu Fashion Co. Ltd. Class A (XSHE)	1,360,510	1,392
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,392
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	1,387
*	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	1,387
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,382
	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	1,796,323	1,381
	Hunan Valin Steel Co. Ltd. Class A (XSEC)	1,817,500	1,380
	China Meheco Co. Ltd. Class A (XSSC)	612,560	1,379
	Shanghai Diesel Engine Co. Ltd. Class B	3,331,245	1,378
	Beijing SuperMap Software Co. Ltd. Class A	443,300	1,377
	Ke Hua Heng Sheng Co. Ltd. Class A	440,300	1,376
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	1,376
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	1,375
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,669,852	1,374
	Shanghai AtHub Co. Ltd. Class A (XSHG)	131,900	1,374
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,374
*	Guocheng Mining Co. Ltd. Class A	870,800	1,373
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	998,500	1,373
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	1,372
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	1,372
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,372
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSHG)	788,436	1,364
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	1,363
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	1,361
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	1,361
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,360
	Lao Feng Xiang Co. Ltd. Class A	197,800	1,360
	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	1,373,400	1,359
	INESA Intelligent Tech Inc. Class A	1,497,190	1,357
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	630,375	1,355
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	184,400	1,352
	Guoyuan Securities Co. Ltd. Class A (XSEC)	1,075,657	1,349
*	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	1,348
	All Winner Technology Co. Ltd. Class A	269,700	1,348
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,347
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,347
	Hebei Huijin Electromechanical Co. Ltd. Class A	485,900	1,347
*	Yunnan Tin Co. Ltd. Class A (XSEC)	1,002,399	1,345
	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,343
	Huagong Tech Co. Ltd. Class A (XSEC)	385,000	1,342
	CITIC Press Corp. Class A	192,900	1,342
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,341
	Sonoscape Medical Corp. Class A	346,467	1,337
30

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,334
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	5,871,000	1,334
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,334
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,331
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,330
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	337,400	1,329
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,325
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,325
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	1,324
	Electric Connector Technology Co. Ltd. Class A	238,670	1,323
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	967,676	1,322
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	963,000	1,320
*	Huazhu Group Ltd. (XHKG)	31,187	1,320
	Leo Group Co. Ltd. Class A (XSEC)	2,776,300	1,317
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	141,300	1,316
	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,316
	Rongsheng Petro Chemical Co. Ltd. Class A (XSEC)	460,936	1,315
	China Jushi Co. Ltd. Class A (XSHG)	629,798	1,315
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,315
*	Shang Gong Group Co. Ltd. Class B	3,515,513	1,314
	Qingdao Port International Co. Ltd. Class A	1,543,300	1,314
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,870,700	1,311
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	329,061	1,310
	Shanxi Coking Co. Ltd. Class A	1,734,980	1,308
	Rizhao Port Co. Ltd. Class A	3,208,600	1,305
	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	1,301
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,298
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,296
	Hengdian Entertainment Co. Ltd. Class A	545,822	1,295
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,295
	TDG Holdings Co. Ltd. Class A	940,100	1,294
	Jihua Group Corp. Ltd. Class A	2,677,800	1,294
	Foran Energy Group Co. Ltd. Class A	549,100	1,293
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	1,291
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,291
	Yintai Gold Co. Ltd. Class A (XSEC)	857,780	1,289
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,419,863	1,286
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	1,285
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,285
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	1,281
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,281
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,279
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,277
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	1,277
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,277
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	670,300	1,275
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,273
	Beijing Tongtech Co. Ltd. Class A	249,200	1,273
	People.cn Co. Ltd. Class A (XSHG)	508,213	1,271
	CGN Power Co. Ltd. Class A	3,113,500	1,271
	Insigma Technology Co. Ltd. Class A	1,008,500	1,270
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,182,268	1,270
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	214,109	1,270
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	373,452	1,268
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	1,266
31

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	1,266
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	1,266
	Bank of Suzhou Co. Ltd. Class A	1,136,200	1,266
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	189,324	1,266
	Chow Tai Seng Jewellery Co. Ltd. Class A	343,550	1,265
	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	1,265
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,264
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,263
	Chinadive Watersports Inc. Class A	144,317	1,262
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,261
	ChemPartner PharmaTech Co. Ltd. Class A	422,377	1,260
	HLA Corp. Ltd. Class A (XSHG)	1,249,331	1,260
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,260
	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,259
	GCI Science & Technology Co. Ltd. Class A	562,600	1,258
[1,2]	CSC Financial Co. Ltd. Class H	1,037,500	1,258
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	1,256
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,005,620	1,255
	Client Service International Inc. Class A	288,645	1,255
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,254
	Hangzhou Century Co. Ltd. Class A	822,400	1,253
	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	1,253
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	1,252
	Shenergy Co. Ltd. Class A (XSSC)	1,600,491	1,248
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	1,248
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,247
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	225,172	1,246
	Luthai Textile Co. Ltd. Class B	2,415,793	1,244
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,413,702	1,244
	Bethel Automotive Safety Systems Co. Ltd. Class A	237,600	1,244
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,240
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSHE)	136,638	1,240
	Yusys Technologies Co. Ltd. Class A	228,300	1,238
	Bank of Xi'an Co. Ltd. Class A	1,609,800	1,237
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	158,400	1,233
	Qingdao Rural Commercial Bank Corp. Class A (XSHE)	1,751,800	1,232
	Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	1,231
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	1,230
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	171,800	1,229
	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,228
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,228
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSEC)	1,120,179	1,227
	YGSOFT Inc. Class A (XSHE)	993,929	1,227
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,226
*	Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	1,225
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,224
*	Datang Telecom Technology Co. Ltd. Class A	826,800	1,217
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,217
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,742,110	1,216
	Nantong Jianghai Capacitor Co. Ltd. Class A	770,148	1,215
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	1,213
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	438,900	1,211
	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	1,208
	Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	1,208
32

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,206
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	1,640,100	1,205
	Three Squirrels Inc. Class A	149,540	1,205
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,201
	Guorui Properties Ltd.	10,920,228	1,200
	Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,200
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	341,400	1,200
	MLS Co. Ltd. Class A (XSEC)	658,500	1,197
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,197
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	1,196
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,967,400	1,195
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	885,600	1,195
[3]	Sinoma International Engineering Co. Class A (XSSC)	1,078,722	1,193
	Shandong Lukang Pharma Class A	867,190	1,192
	Tongyu Heavy Industry Co. Ltd. Class A	1,830,957	1,191
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	1,190
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	1,190
	Westone Information Industry Inc. Class A (XSHE)	429,179	1,186
	Estun Automation Co. Ltd. Class A (XSEC)	356,900	1,184
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	1,182
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,178
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,178
	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,177
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,175
	Bank of Qingdao Co. Ltd. Class A (XSHE)	1,551,800	1,175
	China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,170
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	345,900	1,168
	Fujian Longking Co. Ltd. Class A (XSSC)	773,680	1,168
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	963,440	1,168
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,165
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	1,165
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,164
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSHE)	1,062,828	1,164
	Shenzhen SDG Information Co. Ltd. Class A	784,994	1,163
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,162
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,162
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	1,161
	Shanghai AJ Group Co. Ltd. Class A	966,398	1,159
	Beijing Wanji Technology Co. Ltd. Class A	201,160	1,158
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,157
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,156
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	1,156
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,156
	Anhui Korrun Co. Ltd. Class A	251,860	1,156
	Besttone Holdings Co. Ltd. Class A	559,900	1,154
*	Jilin Electric Power Co. Ltd. Class A	1,991,680	1,154
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	1,152
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	1,148
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	748,392	1,147
	Shanghai Belling Co. Ltd. Class A (XSSC)	494,044	1,145
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	1,145
	Porton Pharma Solutions Ltd. Class A (XSHE)	200,500	1,145
33

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,145
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,144
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,143
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	594,569	1,142
	Youzu Interactive Co. Ltd. Class A	485,916	1,142
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,520,861	1,141
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	1,141
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	1,135
	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	1,132
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,128
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	1,127
	Hebei Chengde Lolo Co. Class A	1,096,852	1,126
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	1,125
	BTG Hotels Group Co. Ltd. Class A (XSSC)	433,200	1,122
	Shenzhen Huaqiang Industry Co. Ltd. Class A	540,270	1,120
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	1,118
*,3	Mingfa Group International Co. Ltd.	4,576,880	1,116
	360 Security Technology Inc. Class A (XSSC)	470,795	1,114
	JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	1,114
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	1,114
	Xiamen Intretech Inc. Class A	126,700	1,114
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,113
	DHC Software Co. Ltd. Class A (XSEC)	813,800	1,112
	Chengdu Hongqi Chain Co. Ltd. Class A	958,000	1,112
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,110
*	Kama Co. Ltd. Class B	2,899,088	1,109
	Bestway Marine & Energy Technology Co. Ltd. Class A	913,650	1,108
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,107
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,106
	Tianjin Port Development Holdings Ltd.	16,453,162	1,105
	ADAMA Ltd. Class A	915,100	1,103
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	1,103
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,102
	CMST Development Co. Ltd. Class A (XSSC)	1,645,731	1,098
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	3,049,346	1,098
	Beken Corp. Class A	122,587	1,098
	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	448,200	1,097
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,095
*	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,095
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,094
	GEM Co. Ltd. Class A (XSEC)	1,518,586	1,093
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	380,500	1,093
	FAW Jiefang Group Co. Ltd.	589,943	1,093
	Beijing Capital Retailing Group Co. Ltd. Class A	642,350	1,093
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	1,093
	Yonggao Co. Ltd. Class A	1,005,259	1,093
*	Sinopec Oilfield Service Corp. Class H	17,594,608	1,092
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,092
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	1,092
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,091
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	1,089
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	1,088
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	385,100	1,087
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,083
*	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	1,080
34

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Zhejiang Firstar Panel Technology Co. Ltd. Class A	946,000	1,080
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	100,970	1,080
	Glarun Technology Co. Ltd. Class A (XSSC)	392,641	1,078
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	435,135	1,077
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	1,077
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,076
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	1,076
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	1,075
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	1,075
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,074
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,073
	Grand Baoxin Auto Group Ltd.	8,623,691	1,072
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	1,072
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	1,072
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,070
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	676,793	1,070
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,068
	Wuchan Zhongda Group Co. Ltd. Class A	1,612,815	1,067
	Tianjin Teda Co. Ltd. Class A	1,439,243	1,066
	Jack Sewing Machine Co. Ltd. Class A	251,575	1,066
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,065
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	192,312	1,063
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,063
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,063
	Estun Automation Co. Ltd. Class A (XSHE)	320,100	1,062
	Kingsignal Technology Co. Ltd. Class A	620,360	1,059
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	526,730	1,058
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,058
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	1,058
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	287,176	1,056
	Henan City Development Environment Co. Ltd.	654,680	1,056
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	1,056
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,055
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	1,055
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	1,054
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	1,053
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	1,053
	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	1,053
	Anhui Sun-Create Electronics Co. Ltd. Class A	180,400	1,048
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSHE)	331,600	1,048
	China Merchants Port Group Co. Ltd. Class A	466,300	1,047
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	1,042
	Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,040
	Beijing Watertek Information Technology Co. Ltd. Class A	1,167,800	1,039
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	139,676	1,038
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	1,038
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	582,116	1,038
	Guosheng Financial Holding Inc. Class A (XSEC)	782,219	1,037
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	1,036
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSEC)	114,100	1,035
*	Yunnan Yuntianhua Co. Ltd. Class A	1,373,000	1,034
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	830,600	1,034
35

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	1,034
	JSTI Group Class A	950,557	1,033
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	322,583	1,033
	Zhejiang Huafeng Spandex Co. Ltd. Class A (XSEC)	859,600	1,032
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	1,030
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,029
	Vatti Corp. Ltd. Class A (XSHE)	768,748	1,029
	Guizhou Tyre Co. Ltd. Class A	1,044,976	1,028
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	1,027
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	553,292	1,025
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	1,025
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	1,025
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	1,025
	Tibet Tianlu Co. Ltd. Class A	927,949	1,023
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	1,023
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	1,022
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,022
	Xinhuanet Co. Ltd. Class A (XSHG)	379,200	1,022
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	1,021
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,021
	Hwa Create Co. Ltd. Class A	583,500	1,021
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	1,020
*	Nuode Investment Co. Ltd. Class A	1,068,600	1,018
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	1,018
	Jinzhou Port Co. Ltd. Class B	4,208,564	1,017
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	391,700	1,017
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,016
*	Montnets Rongxin Technology Group Co. Ltd. Class A (XSHE)	437,000	1,015
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,015
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,013
	Neusoft Corp. Class A (XSSC)	593,614	1,013
	AUCMA Co. Ltd. Class A	881,301	1,012
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,011
	China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	1,011
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,009
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,008
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	1,007
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	549,900	1,005
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,000
	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,000
	Yunnan Energy Investment Co. Ltd. Class A	868,455	999
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	997
	Haoxiangni Health Food Co. Ltd. Class A	506,788	997
	Huaan Securities Co. Ltd. Class A (XSSC)	835,400	996
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	996
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	996
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	996
	Founder Technology Group Corp. Class A (XSSC)	1,611,672	995
	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	994
36

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	994
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	990
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	990
	Shanghai Highly Group Co. Ltd. Class B	1,838,522	989
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	170,500	988
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	988
	Shenzhen Deren Electronic Co. Ltd. Class A	457,051	988
	Nanjing Yunhai Special Metals Co. Ltd. Class A	676,934	988
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSHG)	321,020	988
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	987
	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	986
	Neusoft Corp. Class A (XSHG)	577,700	986
	Digiwin Software Co. Ltd. Class A	247,194	985
	Duolun Technology Corp. Ltd. Class A	587,777	985
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,716,277	984
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	983
	Jiangsu Guotai International Group Co. Ltd. Class A (XSEC)	1,057,871	981
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	773,001	981
	Guangzhou Port Co. Ltd. Class A	2,060,800	980
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	979
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	978
	Beyondsoft Corp. Class A	638,200	976
	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	975
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	974
	Shenzhen FRD Science & Technology Co. Ltd.	295,862	972
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	972
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,337,632	971
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	971
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	970
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	985,500	969
	DBG Technology Co. Ltd. Class A	456,680	969
	Xiamen C & D Inc. Class A (XSSC)	772,400	967
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	961,561	967
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSHE)	926,931	967
*	Hanwang Technology Co. Ltd. Class A	231,900	967
	5I5J Holding Group Co. Ltd. Class A	1,773,003	965
	North Navigation Control Technology Co. Ltd. Class A (XSHG)	780,400	965
	Huangshan Novel Co. Ltd. Class A	641,416	963
	Gansu Shangfeng Cement Co. Ltd. Class A	293,000	963
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	716,236	961
	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	961
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	961
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	960
	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	959
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	959
	Easysight Supply Chain Management Co. Ltd. Class A (XSHG)	674,835	958
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	958
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	958
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	958
37

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Tongkun Group Co. Ltd. Class A (XSHG)	422,700	958
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	958
	MLS Co. Ltd. Class A (XSHE)	527,400	958
	Biem.L.Fdlkk Garment Co. Ltd. Class A	370,430	957
	Shenzhen Microgate Technology Co. Ltd. Class A	683,000	956
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	471,250	956
	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	956
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	955
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	955
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	955
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	954
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	620,408	953
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	953
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	953
	Changjiang Publishing & Media Co. Ltd. Class A	1,186,365	953
	Camel Group Co. Ltd. Class A (XSSC)	770,071	952
	Sino Wealth Electronic Ltd. Class A (XSHE)	186,164	952
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	950
	Aerospace CH UAV Co. Ltd. (XSEC)	267,900	949
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	564,050	949
	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	949
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	433,160	949
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	949
	Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	948
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	948
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	546,705	947
	Jiangsu Aucksun Co. Ltd. Class A	956,450	947
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	946
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	946
	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	945
	Guangdong Goworld Co. Ltd. Class A	521,444	943
	Changchun Faway Automobile Components Co. Ltd. Class A	534,768	942
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	227,050	939
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	939
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,192,350	938
	Chongqing Sokon Industry Group Co. Ltd. Class A	716,728	938
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	937
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	937
	Southwest Securities Co. Ltd. Class A (XSHG)	1,241,806	937
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	681,996	937
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	936
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	936
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	793,972	935
	Westone Information Industry Inc. Class A (XSEC)	337,394	932
	Tus Environmental Science & Technology Development Co. Ltd. Class A	845,482	927
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	927
	Enjoyor Co. Ltd. Class A (XSEC)	602,900	926
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	926
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	925
38

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	377,102	925
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	925
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,051,700	921
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	921
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	921
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	919
	Black Peony Group Co. Ltd. Class A (XSSC)	806,287	918
	Huadong Medicine Co. Ltd. Class A (XSEC)	219,700	917
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	917
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	917
	Global Infotech Co. Ltd. Class A	388,600	917
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	505,500	916
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	915
	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	914
	Truking Technology Ltd. Class A	435,300	914
	China Film Co. Ltd. Class A (XSSC)	482,400	913
	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	910
	NavInfo Co. Ltd. Class A (XSEC)	427,887	910
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	910
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	909
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,437,500	908
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	907
	Fujian Apex Software Co. Ltd. Class A	161,900	907
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	80,964	906
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	906
	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	905
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	903
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	903
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	285,740	903
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	902
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	901
	Sinosoft Co. Ltd. Class A	153,100	901
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	900
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	900
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	898
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	335,600	897
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	572,790	895
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	493,601	894
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	224,500	894
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	894
	Tungkong Inc. Class A	556,076	894
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	482,801	892
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	892
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	892
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	890
	Shengda Resources Co. Ltd. Class A	428,900	890
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	888
	Joeone Co. Ltd. Class A	502,277	888
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	887
	China West Construction Group Co. Ltd. Class A	649,000	886
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	886
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	886
	New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	885
	Newland Digital Technology Co. Ltd. Class A (XSEC)	373,198	883
39

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	883
	Newcapec Electronics Co. Ltd. Class A	488,335	883
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	882
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	881
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	881
	ENC Digital Technology Co. Ltd. Class A	482,090	880
	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	1,611,861	879
	Do-Fluoride Chemicals Co. Ltd. Class A (XSHE)	398,450	879
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	360,800	878
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	876
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	120,900	875
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	875
	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	874
	Dawning Information Industry Co. Ltd. Class A (XSHG)	163,072	873
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	871
	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	871
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	870
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,162,500	870
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	870
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	869
	China CSSC Holdings Ltd. Class A (XSSC)	325,900	869
	Southern Publishing & Media Co. Ltd. Class A	662,149	869
	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	156,800	868
	China Communications Construction Co. Ltd. Class A	784,800	868
	Tianjin Port Co. Ltd. Class A (XSHG)	1,264,890	868
*	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	867
	Great Wall Motor Co. Ltd. Class A	244,000	867
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	867
	AVICOPTER plc Class A (XSHG)	115,800	867
	FIYTA Precision Technology Co. Ltd. Class A	420,085	866
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	866
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	864
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	864
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	864
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSEC)	260,100	863
	Chongqing Water Group Co. Ltd. Class A (XSSC)	1,104,350	862
	Beijing North Star Co. Ltd. Class A (XSSC)	2,397,815	861
	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	858
	Toyou Feiji Electronics Co. Ltd. Class A	443,235	858
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,367,900	857
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,077,988	855
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	854
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	854
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	854
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	854
	Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	384,900	853
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	853
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	853
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	853
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	852
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	852
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	852
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	851
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,901,400	851
	Hongli Zhihui Group Co. Ltd. Class A	593,700	851
40

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Guodian Changyuan Electric Power Co. Ltd. Class A	1,560,894	850
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	850
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	848
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	848
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	846
	YongXing Special Materials Technology Co. Ltd. Class A	308,468	846
	Beijing Capital Co. Ltd. Class A (XSHG)	1,937,520	844
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	843
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	842
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	842
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	838
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	1,375,524	836
	Central China Securities Co. Ltd. Class A (XSSC)	1,085,900	836
	Sinotrans Ltd. Class A (XSSC)	1,367,100	835
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	835
	Lakala Payment Co. Ltd. Class A	163,900	835
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	834
	Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	833
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	831
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	831
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	830
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	387,800	829
	Anyang Iron & Steel Inc. Class A	2,716,980	829
	Top Energy Co. Ltd. Shanxi Class A	1,701,144	827
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	827
	Tahoe Group Co. Ltd. Class A	1,471,400	826
	Tellhow Sci-Tech Co. Ltd. Class A	983,884	826
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	825
	Guangdong Provincial Expressway Development Co. Ltd. Class A	808,906	824
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	824
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	823
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	823
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	723,970	823
	Guomai Technologies Inc. Class A (XSHE)	680,179	822
	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	822
	UTour Group Co. Ltd. Class A	929,925	822
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	350,250	820
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	76,700	820
	China Baoan Group Co. Ltd. Class A (XSEC)	722,020	819
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	819
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,153,728	818
	Wutong Holding Group Co. Ltd. Class A	1,092,522	818
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	818
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	817
	Sou Yu Te Group Co. Ltd. Class A	2,415,182	816
	Sino GeoPhysical Co. Ltd. Class A	319,165	815
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,075,300	815
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	815
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	815
	China Coal Energy Co. Ltd. Class A (XSSC)	1,384,294	814
	Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	778,474	813
	Shenzhen Glory Medical Co. Ltd. Class A	766,022	813
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	813
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	812
41

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	812
	Focus Technology Co. Ltd. Class A	297,120	812
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	811
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	936,400	810
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	810
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	209,380	809
	Weifu High-Technology Group Co. Ltd. Class A	210,600	809
	Eastone Century Technology Co. Ltd. Class A	843,315	809
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	809
	Everbright Jiabao Co. Ltd. Class A	1,502,708	808
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	808
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	807
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	807
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	805
*	Shanghai Hongda Mining Co. Ltd. Class A (XSHG)	477,882	804
	North Electro-Optic Co. Ltd. Class A	494,561	804
	Sailun Group Co. Ltd. Class A (XSSC)	1,085,915	803
	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	803
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	802
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	801
	Luthai Textile Co. Ltd. Class A	744,591	800
	Alpha Group Class A (XSHE)	827,701	796
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	795
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	795
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	795
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	794
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	793
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,527,600	793
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	791
	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	791
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	790
*	Montnets Rongxin Technology Group Co. Ltd. Class A (XSEC)	340,100	790
*	Hengbao Co. Ltd. Class A	671,300	790
	China Wuyi Co. Ltd. Class A	1,611,511	789
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	788
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	787
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	786
	Shenzhen World Union Group Inc. Class A (XSEC)	978,805	784
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	784
	Hanwei Electronics Group Corp. Class A	274,002	784
	Thinkingdom Media Group Ltd. Class A	122,236	784
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	782
	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	781
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	781
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	780
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	780
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	780
	Xuji Electric Co. Ltd. Class A (XSEC)	369,300	779
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	778
*	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	778
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	776
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A (XSEC)	944,451	775
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	344,500	774
	Zhejiang Runtu Co. Ltd. Class A	577,651	773
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	772
42

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	771
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	771
	SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	770
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	769
	Qiming Information Technology Co. Ltd. Class A	478,073	769
	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	768
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	768
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	767
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	170,300	766
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,807,951	766
	Valiant Co. Ltd. Class A (XSEC)	292,400	764
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	764
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	1,503,581	764
*	Hainan Expressway Co. Ltd. Class A	1,056,400	764
	Shanghai Tianchen Co. Ltd. Class A	728,338	764
	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	763
*	Shenyang Chemical Co. Ltd. Class A	944,000	763
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	763
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSSC)	440,220	762
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	762
	Vtron Group Co. Ltd. Class A	864,723	761
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	761
[3]	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	760
*	Baotailong New Materials Co. Ltd. Class A	1,482,100	759
	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	54,880	758
	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	757
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	757
	Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	756
	Moon Environment Technology Co. Ltd. Class A	795,284	756
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	756
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	756
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	756
	Anhui Golden Seed Winery Co. Ltd. Class A	736,201	753
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	752
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	752
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	553,079	751
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	750
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	749
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	749
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	747
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	746
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	746
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	746
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	745
	Haining China Leather Market Co. Ltd. Class A	1,252,410	745
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,409,647	744
	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	744
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	744
	Bank of China Ltd. Class A (XSHG)	1,564,597	743
	Shenma Industry Co. Ltd. Class A	665,404	741
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	128,000	740
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	739
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	739
43

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	738
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	737
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	737
	Surfilter Network Technology Co. Ltd. Class A	617,768	737
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	736
	Jinyuan EP Co. Ltd. Class A	615,996	735
	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	735
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	734
	Shenzhen Click Technology Co. Ltd. Class A	344,000	733
	Bank of Chengdu Co. Ltd. Class A (XSSC)	472,700	731
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	731
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	730
	CTS International Logistics Corp. Ltd. Class A (XSSC)	692,380	728
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	728
*	Mianyang Fulin Precision Machining Co. Ltd. Class A (XSHE)	450,800	728
	Xiamen Port Development Co. Ltd. Class A	739,716	727
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	727
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	727
	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	1,180,320	725
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	725
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	723
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	721
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	720
	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	718
	Jiangsu Lianfa Textile Co. Ltd. Class A	472,352	718
	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	718
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	1,670,340	717
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	717
	Tengda Construction Group Co. Ltd. Class A	1,637,499	717
*	Lander Sports Development Co. Ltd. Class A	1,641,050	715
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	714
	Eastcompeace Technology Co. Ltd. Class A	460,242	714
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	714
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	713
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	713
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	712
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	711
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	709
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	706
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	703
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	702
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	702
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	701
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	701
	Nations Technologies Inc. Class A	521,400	701
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	701
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	226,400	700
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	699
	Sunsea AIoT Technology Co. Ltd. Class A	337,045	699
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	640,809	699
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	699
	Huangshan Tourism Development Co. Ltd. Class A	568,688	698
	Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	697
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	697
	Qingdao Citymedia Co. Ltd. Class A	682,800	697
44

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	1,004,120	696
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	708,600	696
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	696
	Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	695
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	695
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	695
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	326,400	694
	Konka Group Co. Ltd. Class A (XSEC)	793,800	693
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	693
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSHG)	1,174,200	691
	Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	690
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	689
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	689
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	688
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	688
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	371,420	688
	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	688
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	323,333	687
	Shenzhen Guangju Energy Co. Ltd. Class A	481,988	687
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	449,450	687
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	687
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	686
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	686
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	684
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	682
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	682
	Whirlpool China Co. Ltd. Class A	738,250	680
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	368,640	679
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	677
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	677
	Keda Group Co. Ltd. Class A (XSHG)	906,553	676
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	676
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	675
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	675
	Shenzhen Zhengtong Electronics Co. Ltd. Class A	479,100	675
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	883,000	674
	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	674
	First Capital Securities Co. Ltd. Class A (XSEC)	453,000	673
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	291,446	673
	Central China Land Media Co. Ltd. Class A	647,308	672
	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	672
*	Andon Health Co. Ltd. Class A	437,956	672
*,2	Shimao Services Holdings Ltd.	313,678	672
	ZhongYeDa Electric Co. Ltd. Class A	501,400	671
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	670
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	670
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	670
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	670
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	670
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	669
45

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Zhuhai Port Co. Ltd. Class A	853,300	669
	Jiangsu Sainty Corp. Ltd. Class A	797,700	668
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,650,813	667
	Angang Steel Co. Ltd. Class A	1,691,112	667
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	667
	Hangzhou Weiguang Electronic Co. Ltd. Class A	134,680	667
	Xinjiang Communications Construction Group Co. Ltd. Class A	348,800	667
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	665
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	665
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	664
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	663
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	663
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	663
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	661
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	661
*	KraussMaffei Co. Ltd. Class A	864,834	661
	Guoguang Electric Co. Ltd. Class A	480,600	661
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	661
	Huaming Power Equipment Co. Ltd. Class A	758,043	660
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	660
	Langold Real Estate Co. Ltd. Class A	1,962,979	660
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	716,716	659
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	659
	Strait Innovation Internet Co. Ltd. Class A	640,698	658
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	658
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	658
	Hubei Century Network Technology Co. Ltd. Class A	243,900	658
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	657
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,093,644	657
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	657
	Yibin Tianyuan Group Co. Ltd. Class A	860,429	656
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	654
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	654
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	654
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	654
*	Tibet Mineral Development Co. Class A	483,500	653
	Ningbo Cixing Co. Ltd. Class A	598,800	653
	Sunvim Group Co. Ltd. Class A	909,600	652
	Inspur Software Co. Ltd. Class A (XSSC)	267,926	651
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	649
	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	649
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	708,680	649
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	648
*	Shenzhen Infinova Ltd. Class A	1,076,307	648
	Nanyang Topsec Technologies Group Inc. Class A (XSEC)	205,200	647
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	647
	YLZ Information Technology Co. Ltd. Class A	377,700	647
	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,186,790	647
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	646
	Yunnan Wenshan Electric Power Co. Ltd. Class A	566,427	644
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,091,911	644
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	642
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	642
	SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	641
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	641
46

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	641
	Juewei Food Co. Ltd. Class A (XSSC)	52,860	640
	Zhongbai Holdings Group Co. Ltd. Class A	678,989	640
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	639
	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	639
	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	638
	Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	636
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	636
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	633
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	632
	Hangzhou Boiler Group Co. Ltd. Class A	450,618	632
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSHE)	163,554	632
	Fujian Rongji Software Co. Ltd. Class A	609,300	630
	China Satellite Communications Co. Ltd. Class A (XSSC)	242,300	629
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	629
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	629
	Shandong Publishing & Media Co. Ltd. Class A (XSHG)	692,888	629
	Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	628
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	628
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	301,100	627
*	Huludao Zinc Industry Co. Class A	1,526,300	626
	Unilumin Group Co. Ltd. Class A (XSEC)	428,200	625
*	Qianjiang Water Resources Development Co. Ltd. Class A	400,451	625
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	625
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	624
*	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	624
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	624
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	622
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	622
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	621
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	621
*	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	621
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	621
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	878,000	620
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	620
*	China Calxon Group Co. Ltd. Class A (XSHE)	930,900	620
	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	620
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSEC)	593,346	619
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	618
	Greatoo Intelligent Equipment Inc.	2,052,300	618
	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	618
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	618
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	617
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,281	617
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	615
	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	614
	Nanjing Securities Co. Ltd. Class A (XSSC)	327,800	613
	Sanlux Co. Ltd. Class A	648,400	613
	Inzone Group Co. Ltd. Class A (XSHG)	557,331	612
	Zhejiang Jingu Co. Ltd. Class A	491,860	612
	KAISA JiaYun Technology Inc. Class A	613,020	612
	First Tractor Co. Ltd. Class A (XSHG)	352,300	612
	Shandong Shengli Co. Class A	973,577	611
47

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Huachangda Intelligent Equipment Group Co. Ltd. Class A	606,656	611
	Elion Clean Energy Co. Ltd. Class A	1,289,900	610
	Zhejiang Huamei Holding Co. Ltd. Class A	1,032,153	609
	Datang International Power Generation Co. Ltd. Class A	1,831,400	608
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	608
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	607
	Konfoong Materials International Co. Ltd. Class A (XSEC)	68,000	606
	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	606
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	605
	Anhui Huamao Textile Co. Class A	1,074,064	605
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	604
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	604
	Mingsheng Holdings Co. Ltd. Class A	642,355	604
	Royal Group Co. Ltd. Class A	810,478	603
	Sinotrans Ltd. Class A (XSHG)	986,395	602
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	600
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	598
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	598
	Solareast Holdings Co. Ltd. Class A	775,159	598
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	597
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	589,300	597
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	596
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	596
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	596
	Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	595
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	595
	Nanfeng Ventilator Co. Ltd. Class A	517,400	595
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,284,249	594
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	594
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	594
	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	594
*	ZJBC Information Technology Co. Ltd. Class A	745,962	593
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	593
	Shandong Xiantan Co. Ltd. Class A (XSHE)	347,295	591
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	590
	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	589
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	588
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	588
	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	588
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	587
	Sinodata Co. Ltd. Class A	310,435	587
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	587
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	586
*	Visionox Technology Inc. Class A (XSEC)	300,796	586
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	586
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,235,800	585
	China Meheco Co. Ltd. Class A (XSHG)	260,100	585
	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	585
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	585
	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	583
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	339,094	583
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	582
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	581
	Chongqing Gangjiu Co. Ltd. Class A	1,045,300	580
	Guangdong Delian Group Co. Ltd. Class A	675,035	579
48

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	577
*	Yang Guang Co. Ltd. Class A	871,402	575
*	Northeast Pharmaceutical Group Co. Ltd. Class A	712,670	575
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	574
	Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	573
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	573
	FSPG Hi-Tech Co. Ltd. Class A	885,500	573
	Jiangling Motors Corp. Ltd. Class B	694,384	570
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	716,800	570
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	570
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	570
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	568
	China Construction Bank Corp. Class A (XSHG)	604,100	568
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	568
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	568
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	567
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	567
	Hongbaoli Group Corp. Ltd. Class A	714,859	566
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	566
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	566
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	565
	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	565
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	564
	Wisesoft Co. Ltd. Class A	247,414	564
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	563
	An Hui Wenergy Co. Ltd. Class A (XSEC)	934,690	562
	Fujian Cement Inc. Class A	472,320	562
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	561
	Changyuan Group Ltd. Class A (XSHG)	607,060	560
	Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	559
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	558
	Hefei Department Store Group Co. Ltd. Class A	754,417	557
	Changyuan Group Ltd. Class A (XSSC)	602,283	555
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	555
*	Shen Zhen Mindata Holding Co. Ltd. Class A	528,200	555
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	554
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	1,096,642	554
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	553
	Chongqing Road & Bridge Co. Ltd. Class A	1,409,915	553
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	553
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	553
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	648,845	552
	Ningbo Joyson Electronic Corp. Class A (XSSC)	154,040	552
	Ovctek China Inc. Class A (XSEC)	54,100	552
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	552
	Tongyu Communication Inc. Class A (XSHE)	182,475	552
	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	520,400	551
	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	550
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	550
	South Huiton Co. Ltd. Class A	423,300	549
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	549
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	547
*	GI Technologies Group Co. Ltd. Class A	964,760	546
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	546
49

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Western Region Gold Co. Ltd. Class A (XSSC)	265,000	545
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	545
*	EGLS Co. Ltd. Class A	1,674,300	544
*	Tianjin Futong Xinmao Science & Technology Co. Ltd. Class A	1,174,500	544
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	543
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	542
	Genimous Technology Co. Ltd. Class A (XSEC)	616,300	541
	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	541
	Sunstone Development Co. Ltd. Class A	286,400	541
	Julong Co. Ltd. Class A (XSEC)	332,900	539
	Hangzhou Cable Co. Ltd. Class A	652,000	539
	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	538
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	538
	Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	537
	Chongqing Yukaifa Co. Ltd. Class A	930,100	536
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	536
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	536
	Zhongtong Bus Holding Co. Ltd. Class A	528,900	535
*	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	535
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	534
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	534
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	533
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	530
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	530
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	529
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	527
	Sanxiang Impression Co. Ltd. Class A	789,300	526
	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	526
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	525
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	525
	Yotrio Group Co. Ltd. Class A (XSEC)	844,600	524
	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	524
	Ajisen China Holdings Ltd.	4,124,260	523
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	783,195	523
	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	523
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	523
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	522
*	Zhonglu Co. Ltd. Class B	1,061,642	521
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	521
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	521
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	521
	Visual China Group Co. Ltd. Class A (XSEC)	235,100	520
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	520
	MYS Group Co. Ltd. Class A (XSHE)	789,767	520
*	Hubei Mailyard Share Co. Ltd. Class A	357,200	519
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	519
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	519
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	481,800	518
	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	518
	Shanghai AtHub Co. Ltd. Class A (XSSC)	49,700	518
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	515
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	515
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	515
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	514
50

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Beijing Join-Cheer Software Co. Ltd. Class A	636,090	514
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	513
	NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	513
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	512
	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	496,586	512
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	512
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	512
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	511
	Air China Ltd. Class A (XSSC)	503,438	511
*	Sinopec Oilfield Equipment Corp. Class A	753,742	511
	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	613,119	511
*	Mesnac Co. Ltd. Class A	860,489	510
	Jiangsu Guotai International Group Co. Ltd. Class A (XSHE)	550,290	510
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	510
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	509
	Shanghai Amarsoft Information & Technology Co. Ltd. Class A	134,000	509
	Guangxi Radio & Television Information Network Corp. Ltd. Class A	967,702	509
	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	34,000	508
	Shanghai New Culture Media Group Co. Ltd. Class A	771,900	508
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	507
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	614,853	507
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	506
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	504
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	504
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	503
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	502
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	502
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	502
*	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	350,000	502
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	501
	Tianjin Port Co. Ltd. Class A (XSSC)	729,386	500
*	Tianjin Realty Development Group Co. Ltd. Class A	1,409,700	500
	Changhong Meiling Co. Ltd. Class A	1,078,628	500
	Nanjing Redsun Co. Ltd. Class A	462,551	500
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	500
	Cosmos Group Co. Ltd. Class A	1,086,000	499
	Hongbo Co. Ltd. Class A	456,950	499
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	184,600	498
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	497
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	497
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	497
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	497
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	496
*	Great Chinasoft Technology Co. Ltd. Class A	681,900	496
	Netposa Technologies Ltd. Class A	899,677	496
*,2	Haichang Ocean Park Holdings Ltd.	9,574,362	495
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSHE)	520,396	494
	Changhong Huayi Compressor Co. Ltd. Class A	828,980	493
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	493
	Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	492
51

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	492
	Emei Shan Tourism Co. Ltd. Class A	571,671	491
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	491
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	490
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	489
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	489
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	488
	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	203,500	488
	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	488
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	487
	Ninestar Corp. Class A (XSEC)	111,600	487
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	485
*	China CIFCO Investment Co. Ltd. Class A	394,800	485
	Haitong Securities Co. Ltd. Class A (XSHG)	230,600	485
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	485
	Sinosun Technology Co. Ltd. Class A	271,600	485
	Duzhe Publishing & Media Co. Ltd. Class A	577,900	484
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	607,439	482
	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	482
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	900,720	482
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	481
	Fujian Snowman Co. Ltd. Class A	568,668	480
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	480
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	479
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	479
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	478
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	477
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	477
*	Dezhan Healthcare Co. Ltd. Class A	516,522	475
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	475
	Harbin Hatou Investment Co. Ltd. Class A	498,900	474
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	474
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	89,400	474
*	Changchun Gas Co. Ltd. Class A	741,500	473
	Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	472
	STO Express Co. Ltd. Class A (XSEC)	223,899	472
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	502,517	472
*	Shenzhen Fountain Corp. Class A	1,246,200	472
	V V Food & Beverage Co. Ltd. Class A (XSHG)	905,902	471
	Create Technology & Science Co. Ltd. Class A	385,756	471
	Zhejiang Talent Television & Film Co. Ltd. Class A	384,776	470
	Sichuan Meifeng Chemical IND Class A	639,651	468
	Konka Group Co. Ltd. Class A (XSHE)	535,900	468
	Ciwen Media Co. Ltd.	457,009	468
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,018,013	468
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	191,100	467
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	467
	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	465
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	465
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	464
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	241,898	462
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	462
52

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Everyday Network Co. Ltd. Class A	206,800	462
	China Television Media Ltd. Class A (XSHG)	289,800	461
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSEC)	713,400	460
	Guangzhou Grandbuy Co. Ltd. Class A	330,767	460
	Simei Media Co. Ltd. Class A	545,937	460
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	459
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	862,600	457
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	457
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	457
	ZYNP Corp. Class A	522,900	456
	Caitong Securities Co. Ltd. Class A (XSSC)	235,900	454
	Kinghand Industrial Investment Co. Ltd. Class A	751,700	454
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	454
*	H&R Century Union Corp. Class A	974,676	453
	Shinva Medical Instrument Co. Ltd. Class A	184,248	453
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	453
	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	453
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	452
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	452
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	452
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	451
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	973,611	450
	Ledman Optoelectronic Co. Ltd. Class A	339,700	450
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	449
	Shanghai Baosight Software Co. Ltd. Class A (XSSC)	47,300	449
	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	448
*	Ningbo Bird Co. Ltd. Class A	774,100	448
	BeijingHualian Hypermarket Co. Ltd. Class A	694,945	447
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	447
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	235,000	446
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	446
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	446
	Shenzhen ESUN Display Co. Ltd. Class A	136,426	446
*	Shenzhen Huakong SEG Co. Ltd. Class A	966,000	445
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	445
*	Shanghai Dragon Corp. Class A	459,900	445
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	445
	Do-Fluoride Chemicals Co. Ltd. Class A (XSEC)	201,400	444
	Bank of Jiangsu Co. Ltd. Class A (XSSC)	493,700	443
	Baotou Huazi Industry Co. Ltd. Class A	606,000	442
	Top Resource Conservation & Environment Corp. Class A	518,300	442
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	442
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	441
*	Xining Special Steel Co. Ltd. Class A	979,800	440
*	Shanghai Lonyer Fuels Co. Ltd. Class A	381,500	440
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	440
	Anhui Expressway Co. Ltd. Class A	552,983	439
	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	439
	Xiamen Kingdomway Group Co. Class A (XSEC)	77,600	439
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	439
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	437
	Shanghai Join Buy Co. Ltd. Class A	421,900	437
*	Bode Energy Equipment Co. Ltd. Class A	260,758	436
53

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	436
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	436
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	435
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	553,600	434
	Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	433
	Zhejiang Founder Motor Co. Ltd. Class A	418,986	433
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	432
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	432
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	431
	Greattown Holdings Ltd. Class A (XSSC)	546,421	430
*	New Huadu Supercenter Co. Ltd. Class A	589,800	430
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	429
	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	427
	Red Star Macalline Group Corp. Ltd. Class A	305,030	425
	Shanghai New World Co. Ltd. Class A (XSHG)	317,000	425
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	425
	Sinochem International Corp. Class A (XSHG)	539,110	422
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	422
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	421
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	420
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	418
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	418
	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	417
	Shenzhen Selen Science & Technology Co. Ltd. Class A	656,700	417
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	41,758	417
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	416
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	416
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	374,400	415
	MYS Group Co. Ltd. Class A (XSEC)	628,125	413
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	411
	Shenzhen Danbond Technology Co. Ltd. Class A (XSHE)	446,643	410
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	409
	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	408
	Sansheng Intellectual Education Technology Co. Ltd. Class A	453,037	408
	North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	407
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	521,920	407
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSEC)	249,626	406
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	403
	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	402
	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	402
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	400
[3]	Sinoma International Engineering Co. Class A (XSHG)	361,650	400
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	399
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	292,000	397
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	397
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	397
54

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Aerosun Corp. Class A (XSSC)	276,162	397
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	396
	Qianhe Condiment & Food Co. Ltd. Class A (XSSC)	69,100	395
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	393
	Zhuzhou Times New Material Technology Co. Ltd. Class A	394,800	393
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	642,709	392
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	392
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	392
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	392
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	388
	Chongqing Sansheng Industrial Co. Ltd. Class A	386,400	388
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	387
	Infund Holding Co. Ltd.	1,027,334	387
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	387
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	386
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	386
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	384
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	384
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	384
	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	384
	CECEP Solar Energy Co. Ltd. Class A (XSEC)	565,900	382
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	603,433	382
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	382
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	380
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	380
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	380
*	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	393,500	378
*	Zhejiang Sunriver Culture Co. Ltd. Class A	666,570	378
	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	537,700	375
	Jiangmen Kanhoo Industry Co. Ltd. Class A	206,117	375
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	474,741	374
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	372
	Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	371
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,138,900	370
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	370
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	369
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	369
	Zhejiang Yankon Group Co. Ltd. Class A	625,675	368
	Keda Industrial Group Co. Ltd. (XSHG)	591,200	368
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	368
	Jinxi Axle Co. Ltd. Class A (XSHG)	640,800	368
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	368
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	367
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	851,887	367
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	461,245	366
	Suning Universal Co. Ltd. Class A (XSEC)	796,549	365
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	114,075	365
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	449,976	365
	Zhejiang Ming Jewelry Co. Ltd. Class A	531,500	365
	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	364
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	363
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	362
	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	362
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	359
55

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	358
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	357
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	668,980	357
	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	182,100	356
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	356
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSEC)	232,200	355
	Guangdong Rongtai Industry Co. Ltd. Class A	649,300	355
	Venustech Group Inc. Class A (XSEC)	76,500	354
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	354
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	354
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	60,190	353
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	352
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	351
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	350
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	350
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	497,400	349
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	616,200	349
	Guomai Technologies Inc. Class A (XSEC)	287,886	348
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	348
	Befar Group Co. Ltd. Class A (XSSC)	439,492	348
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	348
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	45,400	347
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	347
	Keda Industrial Group Co. Ltd. (XSSC)	554,600	345
	China National Complete Plant Import & Export Corp. Ltd. Class A	271,475	345
	Bingshan Refrigeration & Heat Transfer Technologies Co. Ltd.	1,703,475	344
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	343
*	Saurer Intelligent Technology Co. Ltd. Class A	449,600	343
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	343
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	342
	Sino Wealth Electronic Ltd. Class A (XSEC)	66,918	342
*	China Tungsten & Hightech Materials Co. Ltd. Class A	363,860	341
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	339
	Rastar Group Class A	558,700	339
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	336
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	336
*	Liuzhou Liangmianzhen Co. Ltd. Class A	521,593	336
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	336
	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	640,770	335
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	335
	Qtone Education Group Guandong Ltd. Class A (XSEC)	296,692	335
	HY Energy Group Co. Ltd. Class A (XSSC)	342,841	334
	Huaxin Cement Co. Ltd. Class A (XSHG)	92,260	334
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	187,700	333
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	333
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	333
	Lucky Film Co. Class A (XSHG)	309,500	332
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	331
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	331
	Shanghai Baosight Software Co. Ltd. Class A (XSHG)	34,900	331
56

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	331
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	331
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	331
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	330
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	330
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	330
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	329
	Founder Technology Group Corp. Class A (XSHG)	533,300	329
*	Mianyang Fulin Precision Machining Co. Ltd. Class A (XSEC)	204,000	329
	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	328
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	328
	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	327
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	327
	Alpha Group Class A (XSEC)	339,300	326
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	186,300	325
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	683,200	324
	Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	724,500	323
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	322
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	322
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	321
	Xiamen International Airport Co. Ltd. Class A (XSSC)	122,555	320
	Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	319
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	318
	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	317
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	317
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	317
	Beijing Forever Technology Co. Ltd. Class A (XSEC)	171,600	316
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	316
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	316
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	316
	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	315
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	314
	Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	312
	CMST Development Co. Ltd. Class A (XSHG)	467,300	312
	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	312
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	311
	Julong Co. Ltd. Class A (XSHE)	191,900	311
*	Tibet Summit Resources Co. Ltd. Class A (XSSC)	258,032	309
	Time Publishing & Media Co. Ltd. Class A (XSHG)	261,200	309
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	309
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	309
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	309
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	307
	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	305
	Misho Ecology & Landscape Co. Ltd. Class A	266,900	304
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	303
	Inner Mongolia First Machinery Group Co. Ltd. Class A (XSSC)	186,400	302
*	China Hi-Tech Group Co. Class A (XSHG)	449,600	301
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	300
	Yueyang Xingchang Petrochemical Class A	286,120	299
	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	299
	Sunny Loan Top Co. Ltd. Class A (XSSC)	358,547	299
57

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	298
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	297
	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	358,400	297
	Hainan Poly Pharm Co. Ltd. Class A (XSEC)	46,824	296
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	296
	Canny Elevator Co. Ltd. Class A (XSEC)	185,877	295
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	152,100	294
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	293
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	293
	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	293
	Tech-Bank Food Co. Ltd. Class A (XSEC)	133,200	291
	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	290
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	414,800	289
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	289
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	289
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	288
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	287
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	287
	Dashang Co. Ltd. Class A	84,700	286
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	148,023	284
	China National Accord Medicines Corp. Ltd. Class A	38,167	284
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	284
	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	283
	Time Publishing & Media Co. Ltd. Class A (XSSC)	239,408	283
	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	282
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	280
	Haier Smart Home Co. Ltd. Class A (XSHG)	75,300	280
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	279
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	278
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	277
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	277
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	277
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	97,600	273
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	418,700	273
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	272
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	272
	PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	13,300	270
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	270
	Easysight Supply Chain Management Co. Ltd. Class A (XSSC)	189,800	269
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	268
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSEC)	84,900	268
	Phoenix Media Investment Holdings Ltd.	6,667,907	267
	Tangel Culture Co. Ltd. Class A	416,600	267
	IReader Technology Co. Ltd. Class A (XSSC)	68,700	264
	Huayi Brothers Media Corp. Class A (XSHE)	397,100	264
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	263
	Zhejiang Wanma Co. Ltd. Class A (XSEC)	221,800	261
	First Tractor Co. Ltd. Class H	677,706	260
*,1	Ruhnn Holding Ltd. ADR	110,762	260
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	260
58

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shandong Publishing & Media Co. Ltd. Class A (XSSC)	285,200	259
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	259
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	258
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	258
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	258
*	Zhonglu Co. Ltd. Class A (XSSC)	189,037	258
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	248,200	257
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	257
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	29,000	257
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	255
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	253
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	331,600	253
	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	251
	China Television Media Ltd. Class A (XSSC)	155,437	247
	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	245
*	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	244
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	243
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	242
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	240
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	238
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	165,800	238
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	237
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	237
	Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	236
	Camel Group Co. Ltd. Class A (XSHG)	190,580	236
	Keda Group Co. Ltd. Class A (XSSC)	315,140	235
	Lucky Film Co. Class A (XSSC)	219,191	235
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	235
	Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	234
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	234
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	233
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	233
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	233
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSSC)	223,500	232
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	129,400	231
	Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	229
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	229
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	581,218	229
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	228
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	288,255	225
	Xiamen International Port Co. Ltd. Class H	2,714,518	224
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	222
	CSG Holding Co. Ltd. Class A	249,200	222
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	221
	C&S Paper Co. Ltd. Class A (XSEC)	72,800	220
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	220
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	220
	Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	218
59

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	217
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	227,783	217
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	216
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	216
	Lomon Billions Group Co. Ltd. Class A (XSEC)	58,100	215
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	214
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	213
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	213
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	212
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	212
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	211
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	209
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	208
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	208
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	207
	Talkweb Information System Co. Ltd. Class A (XSEC)	199,607	207
	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	205
*,2	China Metal Resources Utilization Ltd.	7,893,587	204
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	203
	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	202
	Orient International Enterprise Ltd. Class A	151,800	201
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	201
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	231,000	200
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	200
	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	199
[3]	Aerospace Communications Holding Group Co. Ltd. Class A	442,419	199
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	197
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	197
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	196
	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	192
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	190
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	190
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	189
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	189
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	21,100	188
	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	187
	Changzheng Engineering Co. Ltd. Class A (XSHG)	115,530	187
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	186
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	186
	Tianfeng Securities Co. Ltd. Class A (XSSC)	209,400	184
	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	183
	Norinco International Cooperation Ltd. Class A	168,845	183
	PCI-Suntek Technology Co. Ltd. Class A (XSSC)	135,900	182
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	182
	Ming Yang Smart Energy Group Ltd. Class A (XSSC)	75,100	182
	Xinhuanet Co. Ltd. Class A (XSSC)	67,400	182
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	182
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	181
	Tianjin Development Holdings Ltd.	990,025	177
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	177
60

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	176
	Anhui Xinhua Media Co. Ltd. Class A	227,560	175
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	173
	Toly Bread Co. Ltd. Class A (XSSC)	18,100	172
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A (XSEC)	495,300	171
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	171
	361 Degrees International Ltd.	1,386,198	170
	BBMG Corp. Class A (XSHG)	377,414	170
	Tongyu Communication Inc. Class A (XSEC)	55,500	168
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	167
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	166
	Beijing eGOVA Co. Ltd. Class A (XSHE)	88,441	164
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	163
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSEC)	109,800	163
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	162
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	342,120	162
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	191,700	160
	Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	159
	Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	159
	Shaanxi International Trust Co. Ltd. Class A (XSEC)	298,400	158
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	158
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	158
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	157
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	156
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	153
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	153
	Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	152
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	152
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	152
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	153,200	151
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	151
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	150
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	149
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	100,200	147
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	147
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	147
	China Publishing & Media Co. Ltd. Class A (XSSC)	191,600	145
*	Goldenmax International Technology Ltd. Class A (XSEC)	123,800	143
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	143
	Shandong Xiantan Co. Ltd. Class A (XSEC)	83,900	143
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	143
	Tangrenshen Group Co. Ltd. Class A (XSEC)	120,100	141
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A (XSHE)	171,200	141
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	140
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	140
	Shantou Dongfeng Printing Co. Ltd. Class A	154,800	140
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	139
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	138
61

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	90,700	137
	Hainan Strait Shipping Co. Ltd. Class A (XSEC)	101,500	136
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSEC)	143,200	136
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	136
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	132
	Aerosun Corp. Class A (XSHG)	90,800	131
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	76,464	131
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	131
	Huafu Fashion Co. Ltd. Class A (XSEC)	127,400	130
	Longshine Technology Group Co. Ltd. Class A (XSEC)	52,000	130
*	Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	130
	Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	128
	Qingdao Rural Commercial Bank Corp. Class A (XSEC)	177,200	125
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	123
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	122
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	45,000	121
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	120
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	119
	Shanghai Shenda Co. Ltd. Class A	195,100	119
	Shenzhen Desay Battery Technology Co. Class A (XSEC)	16,100	118
	Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	118
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	118
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	112
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	112
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	111
	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	110
	HY Energy Group Co. Ltd. Class A (XSHG)	112,600	110
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	108
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	108
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	108
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	107
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSSC)	34,300	106
	Shunfa Hengye Corp. Class A (XSEC)	271,120	105
	JL Mag Rare-Earth Co. Ltd. Class A (XSEC)	18,200	105
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	105
	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	103
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	97,400	102
	Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	101
	YGSOFT Inc. Class A (XSEC)	81,250	100
	Vatti Corp. Ltd. Class A (XSEC)	73,700	99
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	99
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	98
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	95
	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	95
	Bank of Changsha Co. Ltd. Class A (XSSC)	69,300	93
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	92
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	89
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	89
	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	88
62

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	88
	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	87
	Enjoyor Co. Ltd. Class A (XSHE)	56,200	86
	Jinzhou Port Co. Ltd. Class A	205,671	86
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	86
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	85
*	CCOOP Group Co. Ltd. Class A (XSEC)	188,700	84
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	84
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	81
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	81
	Qtone Education Group Guandong Ltd. Class A (XSHE)	70,900	80
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	79
*	Xiamen 35.com Technology Co. Ltd. Class A	75,500	79
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	79
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	78
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	76
	Shanghai Huayi Group Co. Ltd. Class A (XSSC)	92,600	75
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	73
	Chongqing Brewery Co. Ltd. Class A (XSSC)	4,600	73
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	72
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	71
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	71
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	112,142	71
	Bank of Qingdao Co. Ltd. Class A (XSEC)	92,400	70
	Lingyuan Iron & Steel Co. Ltd. Class A	218,470	70
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	24,400	69
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	68
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	68
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	89,440	65
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	36,240	64
	Maoye International Holdings Ltd.	1,457,831	59
	Luoniushan Co. Ltd. Class A (XSEC)	40,200	58
	Changhong Meiling Co. Ltd. Class B	231,154	57
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	68,900	54
	Changchun Eurasia Group Co. Ltd. Class A	22,341	50
	FinVolution Group ADR	24,363	49
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	15,700	47
*	Shanghai Hongda Mining Co. Ltd. Class A (XSSC)	27,800	47
	Shenzhen Danbond Technology Co. Ltd. Class A (XSEC)	49,200	45
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	43
	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	23,300	43
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	43
	Yunda Holding Co. Ltd. Class A (XSEC)	14,427	42
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSSC)	71,500	42
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	40
*	Zai Lab Ltd.	463	39
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	35
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	10,400	34
	Shanghai Haixin Group Co. Class A	32,500	34
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSHG)	15,062	32
63

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	32
	Eastern Communications Co. Ltd. Class B	63,500	28
*	Zhonglu Co. Ltd. Class A (XSHG)	19,300	26
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	15,741	15
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	15
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	11
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	11
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	9
*	EverChina International Holdings Co. Ltd.	263,420	6
*,3	Legend Holdings Corp. Rights Exp. 12/31/2020	474,839	—
*,1,3	Midas Holdings Ltd.	202,000	—
*,1,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
	Transfar Zhilian Co. Ltd. Class A	622	—
*,3	Jiayuan International Group Ltd. Rights Exp. 01/31/2021	187,973	—
			39,580,436
Colombia (0.3%)
	Bancolombia SA ADR	1,473,788	37,567
	Interconexion Electrica SA ESP	5,989,133	32,280
	Grupo Energia Bogota SA ESP	36,294,866	22,506
	Ecopetrol SA	39,691,902	18,367
	Grupo de Inversiones Suramericana SA	3,269,048	16,977
	Bancolombia SA	2,077,010	13,148
[1]	Ecopetrol SA ADR	1,215,315	11,242
	Grupo Argos SA	4,080,760	11,197
	Grupo Aval Acciones y Valores SA Preference Shares	45,657,260	10,499
	Bancolombia SA Preference Shares	1,634,187	10,345
*	Corp. Financiera Colombiana SA	1,469,772	9,874
	Banco Davivienda SA Preference Shares	1,383,254	8,981
	Cementos Argos SA	6,635,422	7,809
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	6,797
[1]	Grupo Aval Acciones y Valores SA ADR	685,079	3,110
*	CEMEX Latam Holdings SA	2,135,069	1,768
			222,467
Czech Republic (0.1%)
	CEZ A/S	2,124,062	40,201
*	Komercni banka A/S	1,004,712	20,402
[2]	Moneta Money Bank A/S	6,839,987	15,528
*	O2 Czech Republic A/S	604,328	5,676
	Philip Morris CR A/S	6,097	3,538
			85,345
Egypt (0.1%)
	Commercial International Bank Egypt SAE	18,104,151	70,766
	Egypt Kuwait Holding Co. SAE	10,369,070	10,739
	Eastern Co. SAE	13,152,315	9,963
*	Egyptian Financial Group-Hermes Holding Co.	9,238,916	7,296
	Talaat Moustafa Group	13,580,940	5,254
	ElSewedy Electric Co.	9,949,183	4,656
	Telecom Egypt Co.	4,931,977	3,702
	Six of October Development & Investment	3,326,445	2,527
	Medinet Nasr Housing	10,556,297	2,467
	Heliopolis Housing	4,890,760	1,971
*	Palm Hills Developments SAE	20,332,470	1,716
*	Pioneers Holding for Financial Investments SAE	6,728,617	1,600
	Oriental Weavers	3,372,486	1,340
*	Alexandria Mineral Oils Co.	7,445,166	1,130
			125,127
64

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
Greece (0.2%)
	Hellenic Telecommunications Organization SA	3,114,475	41,303
	OPAP SA	2,671,288	21,611
	JUMBO SA	1,406,710	19,717
	Mytilineos SA	1,437,324	15,770
*	Eurobank Ergasias Services & Holdings SA	34,489,567	11,534
*	Alpha Bank AE	18,518,543	9,424
*	Public Power Corp. SA	1,544,720	8,675
	Terna Energy SA	589,333	7,845
*	National Bank of Greece SA	7,354,353	7,745
	Motor Oil Hellas Corinth Refineries SA	750,585	7,018
	Athens Water Supply & Sewage Co. SA	750,671	5,820
*	LAMDA Development SA	949,434	5,612
*	GEK Terna Holding Real Estate Construction SA	718,901	4,863
	Sarantis SA	402,985	3,976
	Holding Co. ADMIE IPTO SA	1,577,580	3,901
	Hellenic Petroleum SA	790,447	3,877
*	Piraeus Bank SA	3,944,626	3,034
*	Ellaktor SA	1,797,502	2,825
*,3	FF Group	496,942	2,778
	Viohalco SA	787,919	2,583
*	Hellenic Exchanges - Athens Stock Exchange SA	817,635	2,435
*	Fourlis Holdings SA	595,885	2,301
*	Aegean Airlines SA	28,650	89
			194,736
Hong Kong (0.1%)
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	17,801,210	14,490
*,1	HengTen Networks Group Ltd.	258,503,107	11,235
*	United Co. RUSAL International PJSC	26,402,140	10,201
	Gemdale Properties & Investment Corp. Ltd.	64,774,000	10,060
	Yuexiu REIT	17,072,000	7,881
	Zhongyu Gas Holdings Ltd.	8,980,000	7,848
*,3	SMI Holdings Group Ltd.	18,314,748	5,528
	Skyfame Realty Holdings Ltd.	40,393,804	5,321
*	Zhuguang Holdings Group Co. Ltd.	31,410,000	4,867
	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	4,393
[1]	Tongda Group Holdings Ltd.	48,471,919	2,634
	Oshidori International Holdings Ltd.	26,445,783	2,391
*,3	Tech Pro Technology Development Ltd.	122,060,000	1,071
	Dawnrays Pharmaceutical Holdings Ltd.	2,152,515	245
*	Landing International Development Ltd.	4,268,400	119
			88,284
Hungary (0.2%)
*	OTP Bank Nyrt.	3,126,861	97,541
	Richter Gedeon Nyrt.	1,874,948	38,282
*	MOL Hungarian Oil & Gas plc	5,962,962	28,956
	Magyar Telekom Telecommunications plc	5,328,966	5,873
*,1	Opus Global Nyrt.	3,119,542	2,004
			172,656
India (10.1%)
	Reliance Industries Ltd.	40,953,865	1,135,437
	Infosys Ltd.	47,361,544	678,556
	Housing Development Finance Corp. Ltd.	22,857,025	592,985
	Tata Consultancy Services Ltd.	12,214,584	440,219
	Hindustan Unilever Ltd.	11,685,368	326,727
*	Axis Bank Ltd.	29,870,019	197,997
	HCL Technologies Ltd.	14,723,596	167,519
	Maruti Suzuki India Ltd.	1,638,350	153,880
	Asian Paints Ltd.	4,511,859	134,575
	Bharti Airtel Ltd.	22,949,298	134,185
65

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Bajaj Finance Ltd.	2,572,249	114,744
*	ICICI Bank Ltd.	20,579,529	108,249
	UltraTech Cement Ltd.	1,556,124	95,969
	Sun Pharmaceutical Industries Ltd.	14,782,731	92,839
	ITC Ltd.	40,025,126	89,445
	Nestle India Ltd.	359,907	83,299
	Larsen & Toubro Ltd.	6,018,080	75,401
	Mahindra & Mahindra Ltd.	8,860,925	70,937
*,2	HDFC Life Insurance Co. Ltd.	8,764,428	69,715
	Tech Mahindra Ltd.	6,285,164	69,206
	Titan Co. Ltd.	4,210,720	66,273
	Bharat Petroleum Corp. Ltd.	13,614,240	65,083
*,2	Avenue Supermarts Ltd.	2,029,696	61,363
	Wipro Ltd.	13,034,761	59,777
*	Adani Green Energy Ltd.	5,151,297	59,499
	Power Grid Corp. of India Ltd.	24,992,062	57,672
	JSW Steel Ltd.	13,522,048	56,472
	Divi's Laboratories Ltd.	1,231,120	52,172
	Eicher Motors Ltd.	1,812,920	51,021
	Cipla Ltd.	4,985,957	50,733
	NTPC Ltd.	42,699,773	50,454
	Adani Ports & Special Economic Zone Ltd.	10,369,824	50,300
	Hero MotoCorp Ltd.	1,327,927	50,099
*,2	SBI Life Insurance Co. Ltd.	4,809,149	49,888
	Dabur India Ltd.	7,182,978	49,570
	Dr Reddy's Laboratories Ltd.	733,177	48,296
	Britannia Industries Ltd.	1,012,177	47,403
	Grasim Industries Ltd.	4,403,923	46,236
	Bajaj Auto Ltd.	1,176,631	45,836
*,2	ICICI Lombard General Insurance Co. Ltd.	2,717,267	45,290
	UPL Ltd.	7,277,553	44,464
	Godrej Consumer Products Ltd.	4,940,156	44,390
*	State Bank of India	17,202,265	43,828
*,2	Bandhan Bank Ltd.	10,424,795	40,536
	Info Edge India Ltd.	832,053	39,827
	Bajaj Finserv Ltd.	517,797	38,912
	Aurobindo Pharma Ltd.	3,597,935	37,495
	Lupin Ltd.	3,032,202	37,184
	Apollo Hospitals Enterprise Ltd.	1,298,361	37,115
	Oil & Natural Gas Corp. Ltd.	41,194,307	36,066
	Shree Cement Ltd.	120,545	35,282
	Tata Consumer Products Ltd.	5,257,286	34,933
	Pidilite Industries Ltd.	1,642,762	34,789
	Ambuja Cements Ltd.	9,307,220	32,584
	Havells India Ltd.	3,244,065	31,843
	Dr Reddy's Laboratories Ltd. ADR	484,718	31,415
	Indian Oil Corp. Ltd.	29,060,674	31,189
	Coal India Ltd.	19,965,279	30,733
	Tata Steel Ltd.	5,457,825	30,317
	Marico Ltd.	6,111,702	29,430
	Bharti Infratel Ltd.	11,671,546	29,204
	Jubilant Foodworks Ltd.	981,817	28,795
	Zee Entertainment Enterprises Ltd.	11,248,991	28,490
	Vedanta Ltd.	21,730,985	28,110
	Hindalco Industries Ltd.	12,172,299	28,086
*	United Spirits Ltd.	3,909,835	26,592
	Berger Paints India Ltd.	3,151,694	26,473
*	Tata Motors Ltd.	14,654,662	26,061
	Indraprastha Gas Ltd.	4,757,001	25,830
	Piramal Enterprises Ltd.	1,418,214	24,128
	Petronet LNG Ltd.	7,654,069	23,843
66

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shriram Transport Finance Co. Ltd.	2,533,926	23,691
*,2	InterGlobe Aviation Ltd.	1,305,204	23,036
	Wipro Ltd. ADR	4,745,938	22,970
*	Crompton Greaves Consumer Electricals Ltd.	5,618,727	22,690
*,2	ICICI Prudential Life Insurance Co. Ltd.	4,153,676	22,595
	PI Industries Ltd.	747,605	22,149
	Muthoot Finance Ltd.	1,308,927	21,732
*,2	AU Small Finance Bank Ltd.	2,059,820	21,552
	SBI Cards & Payment Services Ltd.	1,956,541	21,102
	Hindustan Petroleum Corp. Ltd.	8,315,019	21,062
	Trent Ltd.	2,364,744	21,030
*	Biocon Ltd.	3,861,038	21,021
	Siemens Ltd.	1,152,758	19,706
	Balkrishna Industries Ltd.	1,082,043	19,636
	Ipca Laboratories Ltd.	621,788	19,402
	Torrent Pharmaceuticals Ltd.	557,430	19,301
	Embassy Office Parks REIT	4,117,000	19,117
	Colgate-Palmolive India Ltd.	934,196	19,113
	Cadila Healthcare Ltd.	3,339,315	18,819
	Mphasis Ltd.	996,201	18,560
	Motherson Sumi Systems Ltd.	12,872,337	18,318
	Page Industries Ltd.	66,313	17,953
	DLF Ltd.	8,300,305	17,710
*	State Bank of India GDR	684,132	17,370
[2]	HDFC Asset Management Co. Ltd.	569,183	17,273
	Ashok Leyland Ltd.	15,915,131	16,909
	GAIL India Ltd.	14,735,429	16,838
	Adani Enterprises Ltd.	3,555,119	16,337
[2]	Larsen & Toubro Infotech Ltd.	397,856	15,699
	Bharat Forge Ltd.	2,521,661	15,335
	Bosch Ltd.	95,440	14,921
	MRF Ltd.	16,922	14,908
	Container Corp. of India Ltd.	2,816,100	14,834
	Atul Ltd.	182,324	14,774
	Manappuram Finance Ltd.	7,039,143	14,748
	Natco Pharma Ltd.	1,203,582	14,614
[2]	Dr Lal PathLabs Ltd.	468,354	14,507
*	Max Financial Services Ltd.	1,795,576	14,302
*	Jindal Steel & Power Ltd.	5,368,612	13,913
*	Federal Bank Ltd.	19,983,424	13,572
	ACC Ltd.	606,862	13,492
*	Mahindra & Mahindra Financial Services Ltd.	8,150,247	13,438
	Dixon Technologies India Ltd.	106,052	13,316
*	IDFC First Bank Ltd.	31,886,330	13,128
	Oracle Financial Services Software Ltd.	306,903	13,020
	LIC Housing Finance Ltd.	3,372,156	12,864
*	Vodafone Idea Ltd.	109,051,398	12,861
	Escorts Ltd.	787,061	12,743
	Voltas Ltd.	1,332,688	12,673
	REC Ltd.	8,918,813	12,371
	Glenmark Pharmaceuticals Ltd.	1,915,188	12,263
	AIA Engineering Ltd.	525,676	12,036
	Kansai Nerolac Paints Ltd.	1,734,240	12,034
[2]	RBL Bank Ltd.	5,085,793	11,931
	Alkem Laboratories Ltd.	335,520	11,921
	Tata Communications Ltd.	938,658	11,818
	Whirlpool of India Ltd.	412,635	11,815
[2]	Laurus Labs Ltd.	2,724,865	11,735
	United Breweries Ltd.	933,269	11,659
*	Rajesh Exports Ltd.	1,842,041	11,476
*	Godrej Properties Ltd.	815,403	11,373
67

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Bajaj Holdings & Investment Ltd.	361,738	11,254
	Bayer CropScience Ltd.	151,866	11,162
*	Fortis Healthcare Ltd.	6,585,446	11,157
	NMDC Ltd.	9,963,556	11,078
	Supreme Industries Ltd.	562,749	10,970
	SRF Ltd.	184,176	10,970
	Power Finance Corp. Ltd.	9,271,722	10,892
	Mindtree Ltd.	585,245	10,510
	GlaxoSmithKline Pharmaceuticals Ltd.	524,623	10,365
	Pfizer Ltd.	153,611	10,329
	Castrol India Ltd.	6,549,746	10,069
	Deepak Nitrite Ltd.	989,130	9,900
	Cholamandalam Investment & Finance Co. Ltd.	2,643,303	9,737
	Coromandel International Ltd.	985,923	9,660
	Jubilant Life Sciences Ltd.	976,067	9,587
	Granules India Ltd.	1,846,209	9,553
	TVS Motor Co. Ltd.	1,542,424	9,458
	Bharat Electronics Ltd.	7,918,943	9,283
	Can Fin Homes Ltd.	1,504,579	9,281
	Ramco Cements Ltd.	861,786	9,263
	Tata Elxsi Ltd.	441,712	9,162
*,2	Syngene International Ltd.	1,260,002	9,086
	Gujarat Gas Ltd.	2,252,224	9,013
	Tata Power Co. Ltd.	12,788,120	8,998
	Hindustan Zinc Ltd.	3,236,547	8,900
	Aarti Industries Ltd.	657,863	8,877
	Indian Hotels Co. Ltd.	6,863,440	8,826
	City Union Bank Ltd.	4,281,417	8,518
*	Tata Motors Ltd. Class A	11,389,422	8,517
	Varun Beverages Ltd.	957,672	8,457
	Sanofi India Ltd.	77,869	8,404
	NHPC Ltd.	31,167,985	8,352
	Indiabulls Housing Finance Ltd.	4,399,605	8,304
	ABB India Ltd.	682,480	8,222
	Dalmia Bharat Ltd.	708,999	8,054
[2]	Metropolis Healthcare Ltd.	302,039	8,015
	Alembic Pharmaceuticals Ltd.	613,508	7,983
	Astral Poly Technik Ltd.	523,673	7,937
	Persistent Systems Ltd.	499,454	7,814
*	APL Apollo Tubes Ltd.	183,344	7,778
	Emami Ltd.	1,573,729	7,673
[2]	L&T Technology Services Ltd.	337,836	7,595
	Navin Fluorine International Ltd.	250,521	7,571
	Gillette India Ltd.	104,759	7,481
	Sundaram Finance Ltd.	382,511	7,471
	Torrent Power Ltd.	1,755,794	7,395
*	Oberoi Realty Ltd.	1,230,488	7,352
[2]	Nippon Life India Asset Management Ltd.	2,003,054	7,341
	Bata India Ltd.	407,840	7,235
	Amber Enterprises India Ltd.	244,240	7,185
	Coforge Ltd.	238,517	7,107
	Relaxo Footwears Ltd.	793,258	7,070
*	Bank of Baroda	12,409,188	6,969
*	Aditya Birla Capital Ltd.	7,882,448	6,885
	KEC International Ltd.	1,566,921	6,864
*	GMR Infrastructure Ltd.	21,744,863	6,857
	Exide Industries Ltd.	3,159,790	6,777
	JB Chemicals & Pharmaceuticals Ltd.	493,373	6,713
*	Phoenix Mills Ltd.	854,221	6,652
	CESC Ltd.	869,713	6,608
	Kajaria Ceramics Ltd.	859,275	6,601
68

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sun TV Network Ltd.	1,144,188	6,511
	Apollo Tyres Ltd.	3,437,872	6,483
*	3M India Ltd.	25,527	6,424
	JK Cement Ltd.	256,435	6,405
	Ajanta Pharma Ltd.	297,268	6,307
*	Steel Authority of India Ltd.	13,477,445	6,263
	Schaeffler India Ltd.	120,469	6,116
*	Adani Power Ltd.	12,587,148	6,074
[2]	Endurance Technologies Ltd.	425,295	6,065
	Strides Pharma Science Ltd.	634,259	5,904
	Mahanagar Gas Ltd.	534,773	5,879
	Amara Raja Batteries Ltd.	559,918	5,783
[2]	ICICI Securities Ltd.	922,560	5,765
	L&T Finance Holdings Ltd.	6,556,148	5,693
	Gujarat State Petronet Ltd.	2,063,931	5,376
	PVR Ltd.	372,598	5,366
	Prestige Estates Projects Ltd.	1,587,130	5,360
	Rallis India Ltd.	1,599,947	5,342
	Vinati Organics Ltd.	327,472	5,341
*	Aavas Financiers Ltd.	275,236	5,312
	Birlasoft Ltd.	2,148,831	5,195
	Cummins India Ltd.	886,123	5,186
*	Aditya Birla Fashion & Retail Ltd.	2,483,112	5,145
*	Just Dial Ltd.	564,424	4,964
*	Godrej Industries Ltd.	996,634	4,920
*,2	Quess Corp. Ltd.	887,087	4,906
	Indian Railway Catering & Tourism Corp. Ltd.	272,389	4,831
	Sumitomo Chemical India Ltd.	1,342,393	4,828
*	Punjab National Bank	13,264,342	4,777
	Redington India Ltd.	2,721,947	4,767
*	Canara Bank	4,053,873	4,706
	Dhani Services Ltd.	1,728,566	4,587
	Tube Investments of India Ltd.	518,822	4,581
	AstraZeneca Pharma India Ltd.	75,609	4,385
*	Bharat Heavy Electricals Ltd.	11,479,419	4,328
[2]	Godrej Agrovet Ltd.	617,498	4,293
	JSW Energy Ltd.	5,255,705	4,257
	Radico Khaitan Ltd.	717,962	4,232
	KRBL Ltd.	1,225,759	4,227
	Oil India Ltd.	3,633,664	4,211
*	TeamLease Services Ltd.	138,036	4,148
	Polycab India Ltd.	327,778	4,069
	Welspun India Ltd.	4,268,646	4,012
*	Edelweiss Financial Services Ltd.	5,243,795	3,948
	Minda Industries Ltd.	893,492	3,848
	Sundram Fasteners Ltd.	667,733	3,845
	Motilal Oswal Financial Services Ltd.	494,126	3,754
	Thermax Ltd.	364,832	3,734
	Bombay Burmah Trading Co.	228,410	3,726
	Ceat Ltd.	246,610	3,636
	Balrampur Chini Mills Ltd.	1,678,182	3,629
	Gujarat Pipavav Port Ltd.	2,991,738	3,570
*	Yes Bank Ltd.	21,002,133	3,509
	TTK Prestige Ltd.	44,480	3,427
	V-Guard Industries Ltd.	1,472,504	3,370
	Cholamandalam Financial Holdings Ltd.	620,320	3,239
	Adani Gas Ltd.	1,079,297	3,216
	JM Financial Ltd.	2,857,444	3,060
*	V-Mart Retail Ltd.	114,492	2,985
	Chambal Fertilizers & Chemicals Ltd.	1,335,711	2,929
	Avanti Feeds Ltd.	448,962	2,915
69

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Orient Electric Ltd.	1,024,504	2,871
*	Future Retail Ltd.	2,968,006	2,850
	IRB Infrastructure Developers Ltd.	1,849,471	2,835
	Blue Star Ltd.	333,777	2,824
	India Cements Ltd.	1,752,110	2,795
	Vakrangee Ltd.	7,065,244	2,697
*	Suven Pharmaceuticals Ltd.	635,625	2,692
	NCC Ltd.	5,807,707	2,652
[2]	PNB Housing Finance Ltd.	548,885	2,612
	Sterlite Technologies Ltd.	1,309,610	2,601
	Symphony Ltd.	223,751	2,555
*	Bank of India	4,809,154	2,501
	Welspun Corp. Ltd.	1,719,548	2,498
	National Aluminium Co. Ltd.	5,967,148	2,447
	Kaveri Seed Co. Ltd.	354,789	2,424
*	Mahindra CIE Automotive Ltd.	1,281,766	2,378
	Great Eastern Shipping Co. Ltd.	780,347	2,364
*	Sun Pharma Advanced Research Co. Ltd.	1,060,355	2,344
*	Union Bank of India	7,076,528	2,292
	Multi Commodity Exchange of India Ltd.	99,264	2,278
	EIH Ltd.	2,240,518	2,269
	Graphite India Ltd.	942,482	2,239
*	Alok Industries Ltd.	7,486,788	2,211
	Procter & Gamble Health Ltd.	31,683	2,197
	eClerx Services Ltd.	233,523	2,189
*	Karur Vysya Bank Ltd.	4,880,712	2,136
*	TV18 Broadcast Ltd.	5,500,453	2,132
	Timken India Ltd.	146,279	2,126
	DCB Bank Ltd.	2,053,949	2,125
	DCM Shriram Ltd.	456,541	2,090
	Infibeam Avenues Ltd.	1,830,327	2,068
	Engineers India Ltd.	2,352,942	2,064
	Sobha Ltd.	522,118	2,051
	Finolex Cables Ltd.	542,703	2,027
[2]	Dilip Buildcon Ltd.	440,610	1,943
	HEG Ltd.	209,002	1,904
*	Wockhardt Ltd.	475,809	1,869
*	Suzlon Energy Ltd.	36,485,220	1,798
*	NBCC India Ltd.	5,789,599	1,780
	PTC India Ltd.	2,745,224	1,741
	CRISIL Ltd.	60,905	1,696
	Rain Industries Ltd.	1,149,065	1,644
	Bajaj Consumer Care Ltd.	648,694	1,635
	Century Textiles & Industries Ltd.	371,197	1,530
	IDFC Ltd.	3,492,103	1,434
	Jindal Saw Ltd.	1,700,721	1,384
	Care Ratings Ltd.	303,379	1,221
*	Indian Bank	1,560,105	1,217
*	Karnataka Bank Ltd.	2,087,701	1,198
*	South Indian Bank Ltd.	13,773,631	1,197
*	EID Parry India Ltd.	321,413	1,195
*	Indiabulls Real Estate Ltd.	1,734,606	1,114
	Gateway Distriparks Ltd.	888,149	1,095
*	Mangalore Refinery & Petrochemicals Ltd.	2,678,081	1,043
*	Hemisphere Properties India Ltd.	1,131,433	1,035
	Equitas Holdings Ltd.	1,448,624	915
*	IFCI Ltd.	10,202,238	798
	Raymond Ltd.	209,073	768
*	Future Consumer Ltd.	7,598,354	760
*	Central Bank of India	4,394,869	652
*	Hindustan Construction Co. Ltd.	9,420,683	629
70

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Aegis Logistics Ltd.	209,112	584
	GE Power India Ltd.	196,440	543
*	Gujarat Mineral Development Corp. Ltd.	787,922	454
*	Shanghai Yatong Co. Ltd. Class A	353,000	337
*	Sadbhav Engineering Ltd.	362,507	234
*	Jammu & Kashmir Bank Ltd.	1,143,740	218
	WABCO India Ltd.	2,440	161
*	Dish TV India Ltd.	610,895	94
*	Thomas Cook India Ltd.	244,345	88
*,3	Amtek Auto Ltd.	472,160	18
			8,834,472
Indonesia (1.4%)
	Bank Central Asia Tbk. PT	125,051,650	246,059
	Bank Rakyat Indonesia Persero Tbk. PT	685,534,058	155,186
	Telekomunikasi Indonesia Persero Tbk. PT	590,236,152	104,507
	Astra International Tbk. PT	258,001,781	94,215
	Bank Mandiri Persero Tbk. PT	238,381,675	92,857
	Unilever Indonesia Tbk. PT	77,523,555	41,141
	Charoen Pokphand Indonesia Tbk. PT	98,595,623	38,842
	Bank Negara Indonesia Persero Tbk. PT	100,005,976	31,817
	United Tractors Tbk. PT	20,476,227	29,254
	Indofood Sukses Makmur Tbk. PT	59,071,508	27,983
	Kalbe Farma Tbk. PT	252,428,384	26,190
	Semen Indonesia Persero Tbk. PT	39,439,310	25,549
	Indah Kiat Pulp & Paper Corp. Tbk. PT	35,939,968	22,009
	Sarana Menara Nusantara Tbk. PT	320,673,400	21,475
	Indofood CBP Sukses Makmur Tbk. PT	30,323,847	19,919
*	Gudang Garam Tbk. PT	6,233,130	17,359
*	Barito Pacific Tbk. PT	258,611,250	15,669
	Indocement Tunggal Prakarsa Tbk. PT	18,031,101	14,889
	Tower Bersama Infrastructure Tbk. PT	134,531,485	13,607
	Adaro Energy Tbk. PT	174,695,579	13,243
	Mitra Keluarga Karyasehat Tbk. PT	62,735,200	11,223
	Hanjaya Mandala Sampoerna Tbk. PT	117,667,574	11,212
	Ciputra Development Tbk. PT	191,691,150	10,542
	Perusahaan Gas Negara Tbk. PT	139,697,879	10,027
	Ace Hardware Indonesia Tbk. PT	92,279,656	9,840
*	Pakuwon Jati Tbk. PT	320,079,567	8,948
	Aneka Tambang Tbk.	112,844,110	8,026
	Bank BTPN Syariah Tbk. PT	30,796,400	7,690
	Surya Citra Media Tbk. PT	76,876,131	7,685
*	Vale Indonesia Tbk. PT	27,185,247	7,435
	Bukit Asam Tbk. PT	56,681,444	7,427
*	Lippo Karawaci Tbk. PT	785,482,088	7,125
	Jasa Marga Persero Tbk. PT	29,236,904	7,046
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,971,400	6,959
	Japfa Comfeed Indonesia Tbk. PT	95,822,800	6,908
*	Summarecon Agung Tbk. PT	150,715,192	6,647
	XL Axiata Tbk. PT	48,551,298	6,636
*	Bumi Serpong Damai Tbk. PT	106,839,401	6,359
*	Mitra Adiperkasa Tbk. PT	98,246,126	4,328
	Bank Tabungan Negara Persero Tbk. PT	46,311,038	4,311
	AKR Corporindo Tbk. PT	22,157,425	4,007
	Astra Agro Lestari Tbk. PT	5,273,013	3,854
*	Media Nusantara Citra Tbk. PT	67,013,424	3,738
*	Medco Energi Internasional Tbk. PT	145,498,442	3,734
	Wijaya Karya Persero Tbk. PT	42,060,470	3,403
	Indo Tambangraya Megah Tbk. PT	5,875,980	3,219
*	Panin Financial Tbk. PT	221,435,431	2,832
	Waskita Karya Persero Tbk. PT	55,410,398	2,759
71

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Smartfren Telecom Tbk. PT	584,235,000	2,740
*	Bank Pan Indonesia Tbk. PT	50,780,400	2,676
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,468
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	33,538,499	2,451
	Matahari Department Store Tbk. PT	30,406,367	2,051
*	Timah Tbk. PT	35,370,874	1,962
	PP Persero Tbk. PT	32,052,095	1,959
*	Sentul City Tbk. PT	532,345,944	1,817
*	Alam Sutera Realty Tbk. PT	164,634,154	1,718
	Surya Semesta Internusa Tbk. PT	51,470,798	1,698
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,667
*	Global Mediacom Tbk. PT	105,147,203	1,613
*	Siloam International Hospitals Tbk. PT	4,586,443	1,559
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,513
	Bank Danamon Indonesia Tbk. PT	8,042,271	1,333
*	Krakatau Steel Persero Tbk. PT	52,760,546	1,277
*	Kresna Graha Investama Tbk. PT	181,775,948	1,076
*	Eagle High Plantations Tbk. PT	157,727,663	1,022
	Adhi Karya Persero Tbk. PT	24,013,406	933
*	Totalindo Eka Persada Tbk. PT	55,493,000	190
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	51
			1,269,464
Kuwait (0.7%)
	National Bank of Kuwait SAKP	82,700,766	228,509
	Kuwait Finance House KSCP	50,504,953	108,725
	Ahli United Bank BSC	69,060,814	53,103
	Mobile Telecommunications Co. KSC	25,945,797	49,493
	Agility Public Warehousing Co. KSC	14,139,278	30,647
	Boubyan Bank KSCP	12,189,411	23,678
	Gulf Bank KSCP	23,697,245	17,124
	Mabanee Co. SAK	7,108,096	15,059
*	Humansoft Holding Co. KSC	1,337,170	12,736
*	Warba Bank KSCP	12,336,279	9,652
	Boubyan Petrochemicals Co. KSCP	5,062,492	8,875
	National Industries Group Holding SAK	13,772,066	8,129
	Burgan Bank SAK	9,236,639	6,247
	Kuwait International Bank KSCP	8,001,478	5,394
	Kuwait Projects Co. Holding KSCP	9,619,863	4,878
	Alimtiaz Investment Group KSC	10,182,693	3,276
	Integrated Holding Co. KCSC	1,979,421	2,371
			587,896
Malaysia (2.2%)
	Public Bank Bhd.	39,758,118	144,251
	Top Glove Corp. Bhd.	65,992,290	136,111
	Malayan Banking Bhd.	73,775,012	124,210
	Tenaga Nasional Bhd.	49,024,851	112,531
	Hartalega Holdings Bhd.	19,932,310	86,463
	CIMB Group Holdings Bhd.	84,970,108	60,306
	Sime Darby Plantation Bhd.	48,345,979	56,305
	Dialog Group Bhd.	61,857,560	55,092
	Petronas Chemicals Group Bhd.	38,388,412	54,090
*	Supermax Corp. Bhd.	21,974,784	50,158
	IHH Healthcare Bhd.	40,194,555	48,108
	DiGi.Com Bhd.	49,735,733	45,122
	IOI Corp. Bhd.	42,879,390	44,403
	Axiata Group Bhd.	61,039,849	43,043
	Maxis Bhd.	37,235,460	43,009
	PPB Group Bhd.	9,060,060	41,014
72

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Press Metal Aluminium Holdings Bhd.	25,735,820	34,037
	Kuala Lumpur Kepong Bhd.	6,269,092	31,978
	Kossan Rubber Industries	17,292,000	31,244
	MISC Bhd.	19,403,944	30,780
	Hong Leong Bank Bhd.	8,506,572	30,323
	Petronas Gas Bhd.	7,726,763	29,312
	Sime Darby Bhd.	47,746,736	27,695
	Nestle Malaysia Bhd.	823,157	27,601
	Gamuda Bhd.	30,232,417	24,230
	Genting Bhd.	31,055,824	22,138
	QL Resources Bhd.	14,508,930	21,991
	RHB Bank Bhd.	20,961,700	21,334
	Petronas Dagangan Bhd.	4,807,907	19,935
	Genting Malaysia Bhd.	39,581,937	19,058
	Inari Amertron Bhd.	29,383,600	17,984
	AMMB Holdings Bhd.	25,973,245	17,825
	Telekom Malaysia Bhd.	15,471,978	15,596
	HAP Seng Consolidated Bhd.	8,764,200	15,456
	IJM Corp. Bhd.	43,834,934	14,134
	Bursa Malaysia Bhd.	7,024,400	13,619
	Westports Holdings Bhd.	14,298,701	13,412
	TIME dotCom Bhd.	4,188,900	12,980
	Genting Plantations Bhd.	5,430,200	12,831
	Malaysia Airports Holdings Bhd.	11,999,730	12,080
*	YTL Corp. Bhd.	63,548,150	11,096
	Frontken Corp. Bhd.	12,752,900	10,791
	Hong Leong Financial Group Bhd.	3,090,041	10,502
	Fraser & Neave Holdings Bhd.	1,372,900	10,442
	Pentamaster Corp. Bhd.	8,380,650	10,162
	VS Industry Bhd.	17,193,450	9,695
	My EG Services Bhd.	28,783,250	9,523
	IGB REIT	22,968,770	9,231
	Carlsberg Brewery Malaysia Bhd.	1,956,100	8,700
	Sunway REIT	23,015,000	7,919
	Alliance Bank Malaysia Bhd.	14,998,717	7,876
	Axis REIT	14,906,800	7,531
	Malakoff Corp. Bhd.	33,578,500	7,478
	Scientex Bhd.	2,525,900	7,227
	Sunway Bhd.	21,554,145	6,956
	Yinson Holdings Bhd.	6,166,000	6,795
	KPJ Healthcare Bhd.	32,898,600	6,736
	FGV Holdings Bhd.	25,898,957	6,613
	Sime Darby Property Bhd.	48,290,542	6,273
	Serba Dinamik Holdings Bhd.	14,828,738	5,466
	DRB-Hicom Bhd.	11,723,800	5,365
	IOI Properties Group Bhd.	25,570,580	5,296
	Berjaya Sports Toto Bhd.	11,114,643	5,059
	Magnum Bhd.	10,469,155	5,040
	Mega First Corp. Bhd.	2,894,100	4,849
[2]	Lotte Chemical Titan Holding Bhd.	7,770,147	3,892
	Pavilion REIT	11,231,600	3,757
	Astro Malaysia Holdings Bhd.	21,222,673	3,731
	Malaysia Building Society Bhd.	29,435,100	3,473
	Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	3,436
	AEON Credit Service M Bhd.	1,407,100	3,089
*	Sapura Energy Bhd.	126,075,622	3,054
	SP Setia Bhd. Group	17,561,845	2,920
*	AirAsia Group Bhd.	20,384,358	2,699
	Sunway Construction Group Bhd.	6,130,200	2,675
	Leong Hup International Bhd.	16,617,600	2,664
	Malaysian Resources Corp. Bhd.	29,404,100	2,654
73

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Padini Holdings Bhd.	4,938,237	2,474
*	Bumi Armada Bhd.	45,234,728	2,407
	Bermaz Auto Bhd.	8,565,500	2,400
*	Berjaya Corp. Bhd.	46,389,396	2,119
*	UEM Sunrise Bhd.	22,236,000	1,983
	Cahya Mata Sarawak Bhd.	7,274,600	1,894
*	Velesto Energy Bhd.	50,233,127	1,397
	Pos Malaysia Bhd.	4,869,000	1,102
*	WCT Holdings Bhd.	11,862,044	1,044
	Muhibbah Engineering M Bhd.	4,828,400	848
*	Velesto Energy Bhd. Warrants Exp. 10/18/2024	20,487,189	246
*	Sunway Bhd. Warrants Exp. 10/03/2024	3,268,483	177
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/05/2024	4,443,960	176
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/2027	3,624,441	83
			1,910,804
Mexico (1.9%)
	America Movil SAB de CV	392,304,635	238,769
*	Grupo Financiero Banorte SAB de CV	37,324,598	166,286
	Wal-Mart de Mexico SAB de CV	65,933,537	159,305
	Fomento Economico Mexicano SAB de CV	22,798,152	122,194
	Grupo Mexico SAB de CV Class B	40,324,243	114,539
	Cemex SAB de CV	205,395,217	84,825
	Grupo Bimbo SAB de CV Class A	30,657,642	59,244
	Grupo Elektra SAB de CV	853,977	48,386
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,650,493	38,703
*	Grupo Televisa SAB	28,951,781	36,621
	Gruma SAB de CV Class B	2,876,367	30,594
	Fibra Uno Administracion SA de CV	40,178,702	30,440
	Coca-Cola Femsa SAB de CV	7,100,869	26,888
	Alfa SAB de CV Class A	40,042,911	26,750
	Industrias Penoles SAB de CV	1,667,322	26,550
	Arca Continental SAB de CV	5,930,115	25,818
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,201,421	25,429
	Orbia Advance Corp. SAB de CV	13,610,975	24,069
*	Infraestructura Energetica Nova SAB de CV	6,911,068	23,127
*	Grupo Financiero Inbursa SAB de CV	29,051,321	21,516
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,505,418	20,331
[2]	GMexico Transportes SAB de CV	16,614,745	19,661
	Promotora y Operadora de Infraestructura SAB de CV	2,904,479	19,028
	Kimberly-Clark de Mexico SAB de CV Class A	11,249,662	16,722
*	Telesites SAB de CV	17,265,467	15,937
	Becle SAB de CV	7,407,918	15,552
	PLA Administradora Industrial S de RL de CV	10,645,054	14,614
	Bolsa Mexicana de Valores SAB de CV	6,393,475	12,997
	Megacable Holdings SAB de CV	4,057,313	12,871
	Prologis Property Mexico SA de CV	6,176,127	12,375
	La Comer SAB de CV	6,742,575	12,276
	Corp. Inmobiliaria Vesta SAB de CV	7,632,112	12,262
[2]	Macquarie Mexico Real Estate Management SA de CV	10,306,547	11,841
	Grupo Carso SAB de CV	6,144,942	11,379
	Grupo Cementos de Chihuahua SAB de CV	2,219,807	11,178
	Qualitas Controladora SAB de CV	2,324,552	9,283
*	Genomma Lab Internacional SAB de CV Class B	10,111,851	8,967
*	Regional SAB de CV	3,187,408	8,613
*,2	Banco del Bajio SA	9,950,623	8,228
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,495,404	8,219
	Grupo Comercial Chedraui SA de CV	6,210,808	7,853
*	El Puerto de Liverpool SAB de CV	2,636,539	7,096
	Industrias Bachoco SAB de CV Class B	2,120,441	6,640
*	Alsea SAB de CV	7,053,817	6,069
74

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Axtel SAB de CV	15,559,986	5,802
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,800,154	5,759
	Grupo Herdez SAB de CV	2,808,827	4,978
	Grupo Lala SAB de CV Class B	7,786,265	4,794
	Alpek SAB de CV Class A	5,055,420	3,780
	Gentera SAB de CV	13,752,344	3,235
[2]	Nemak SAB de CV	10,255,308	3,162
	Concentradora Fibra Danhos SA de CV	3,159,946	2,860
*	Unifin Financiera SAB de CV	2,696,990	2,340
	Grupo Rotoplas SAB de CV	2,305,843	1,984
*	Credito Real SAB de CV SOFOM ER	3,040,683	1,596
*,3	Empresas ICA SAB de CV	104,678	7
			1,660,342
Pakistan (0.1%)
*	Lucky Cement Ltd.	2,449,806	10,294
	Engro Corp. Ltd.	4,266,916	8,085
	Habib Bank Ltd.	9,179,432	7,442
*	Hub Power Co. Ltd.	13,713,797	7,000
	MCB Bank Ltd.	6,736,740	6,988
	Fauji Fertilizer Co. Ltd.	8,789,115	5,800
*	Pakistan State Oil Co. Ltd.	4,588,218	5,678
	Oil & Gas Development Co. Ltd.	8,901,889	5,249
	Pakistan Petroleum Ltd.	9,122,637	4,758
	Bank Alfalah Ltd.	19,177,387	3,944
	Pakistan Oilfields Ltd.	1,777,235	3,562
	Engro Fertilizers Ltd.	7,785,721	3,130
	United Bank Ltd.	4,186,912	2,862
	SUI Northern Gas Pipeline	5,506,800	1,902
	Searle Co. Ltd.	1,249,292	1,887
	National Bank of Pakistan	7,587,700	1,845
	Nishat Mills Ltd.	2,814,900	1,487
	Kot Addu Power Co. Ltd.	7,660,721	1,345
*	SUI Southern Gas Co. Ltd.	13,332,400	1,231
	Millat Tractors Ltd.	150,066	861
			85,350
Philippines (0.9%)
	SM Investments Corp.	6,000,162	117,670
	SM Prime Holdings Inc.	109,362,378	76,148
	Ayala Land Inc.	106,605,627	72,573
	Ayala Corp.	4,418,425	69,639
	JG Summit Holdings Inc.	40,704,848	53,989
	BDO Unibank Inc.	26,499,219	48,524
	Bank of the Philippine Islands	24,042,388	36,464
	International Container Terminal Services Inc.	14,486,881	34,356
	Universal Robina Corp.	11,916,711	33,891
	PLDT Inc.	1,236,064	33,714
	Manila Electric Co.	3,543,013	21,945
	Metropolitan Bank & Trust Co.	24,308,985	20,433
	Jollibee Foods Corp.	5,538,289	19,424
	Globe Telecom Inc.	397,157	16,628
	Metro Pacific Investments Corp.	190,726,579	15,780
	Security Bank Corp.	6,100,654	12,122
	GT Capital Holdings Inc.	1,336,392	11,860
	Aboitiz Power Corp.	21,120,429	11,785
	San Miguel Food & Beverage Inc.	8,877,600	11,712
	Puregold Price Club Inc.	13,222,792	11,269
	Robinsons Retail Holdings Inc.	8,475,001	11,233
	San Miguel Corp.	4,875,770	10,266
*	Megaworld Corp.	156,724,303	9,805
75

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	LT Group Inc.	37,285,750	8,887
*	Alliance Global Group Inc.	53,161,167	8,711
	Bloomberry Resorts Corp.	45,930,049	6,717
	First Gen Corp.	10,354,346	6,100
	Wilcon Depot Inc.	19,050,100	5,634
	DMCI Holdings Inc.	54,780,197	4,962
*	Manila Water Co. Inc.	15,509,628	4,481
	Century Pacific Food Inc.	13,546,587	4,342
	Vista Land & Lifescapes Inc.	53,845,600	3,745
	Semirara Mining & Power Corp. Class A	17,065,928	3,733
	D&L Industries Inc.	28,594,290	3,678
	Nickel Asia Corp.	40,091,703	3,115
	Filinvest Land Inc.	135,695,351	2,717
*,2	CEMEX Holdings Philippines Inc.	80,382,544	2,623
*	Cebu Air Inc.	2,539,953	2,036
*	Altus Property Ventures Inc.	145,907	39
			832,750
Poland (0.0%)
*,3	getBACK SA	245,053	232
Qatar (0.9%)
	Qatar National Bank QPSC	57,817,651	280,713
	Qatar Islamic Bank SAQ	15,715,238	69,989
	Industries Qatar QSC	24,616,937	60,748
	Masraf Al Rayan QSC	49,791,038	58,681
	Commercial Bank PSQC	26,993,878	31,636
	Qatar Electricity & Water Co. QSC	6,834,888	31,285
	Qatar Fuel QSC	6,597,852	31,154
	Mesaieed Petrochemical Holding Co.	58,800,356	30,087
	Qatar Gas Transport Co. Ltd.	36,741,315	27,079
	Barwa Real Estate Co.	25,942,456	23,761
	Qatar International Islamic Bank QSC	10,069,761	22,872
	Ooredoo QPSC	11,281,535	20,474
*	Doha Bank QPSC	20,659,761	13,798
	Qatar Insurance Co. SAQ	21,632,673	13,605
	Ezdan Holding Group QSC	21,207,557	9,844
	United Development Co. QSC	24,057,420	9,764
	Qatar Aluminum Manufacturing Co.	37,164,095	8,884
	Vodafone Qatar QSC	22,583,175	8,020
	Al Meera Consumer Goods Co. QSC	1,302,346	7,153
	Gulf International Services QSC	12,163,351	5,145
	Medicare Group	1,907,307	4,502
			769,194
Romania (0.0%)
	Banca Transilvania SA	51,613,260	23,394
Russia (2.3%)
	Sberbank of Russia PJSC	134,526,192	340,951
	Gazprom PJSC	137,091,939	267,107
	LUKOIL PJSC	5,020,567	256,657
	Novatek PJSC	8,882,740	106,928
	MMC Norilsk Nickel PJSC	335,894	79,945
	MMC Norilsk Nickel PJSC ADR	3,205,119	76,392
	Tatneft PJSC ADR	2,070,524	64,348
	Novatek PJSC GDR	483,402	58,285
	Polyus PJSC GDR	527,371	51,872
	Surgutneftegas PJSC Preference Shares	106,899,923	48,818
	Mobile TeleSystems PJSC ADR	6,003,240	46,945
	Magnit PJSC GDR	3,182,533	43,926
	Tatneft PJSC	8,041,328	41,597
76

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Rosneft Oil Co. PJSC GDR	9,320,161	40,682
	Transneft PJSC Preference Shares	21,222	35,329
	Moscow Exchange MICEX-RTS PJSC	19,622,358	33,141
	Severstal PAO	2,397,905	32,842
	Inter RAO UES PJSC	483,443,670	31,006
	Alrosa PJSC	33,540,460	30,189
	Rosneft Oil Co. PJSC	6,496,955	28,791
	VTB Bank PJSC	69,384,223,072	28,659
	Novolipetsk Steel PJSC GDR	1,197,754	27,822
	Surgutneftegas PJSC ADR	5,555,465	22,818
	Polyus PJSC	112,757	22,064
	PhosAgro PJSC GDR	1,451,373	16,723
	Rostelecom PJSC	14,296,988	16,708
	RusHydro PJSC	1,558,410,418	14,188
	Magnit PJSC	206,717	12,307
	Sistema PJSFC GDR	1,934,593	12,053
	Magnitogorsk Iron & Steel Works PJSC	24,328,084	11,546
	Surgutneftegas PJSC	27,440,849	11,406
	Detsky Mir PJSC	8,171,232	11,331
	Federal Grid Co. Unified Energy System PJSC	3,703,264,717	8,866
	ROSSETI PJSC	409,467,584	7,513
	LSR Group PJSC Class A	460,988	5,279
*	Aeroflot PJSC	7,170,159	5,142
	Unipro PJSC	153,995,198	5,017
	Novolipetsk Steel PJSC	2,115,827	4,962
	Tatneft PJSC Preference Shares	877,960	4,406
	Bashneft PJSC	196,920	3,760
	Mosenergo PJSC	115,677,234	2,908
	M.Video PJSC	331,881	2,842
	Severstal PAO GDR	206,805	2,827
	Raspadskaya OJSC	1,969,484	2,759
	OGK-2 PJSC	302,841,880	2,609
	Rosseti Lenenergo PJSC Preference Shares	1,372,446	2,521
[3]	TMK PJSC GDR	758,639	2,424
*	Mechel PJSC	2,989,465	2,040
	TGC-1 PJSC	10,414,590,345	1,387
	ENEL RUSSIA PJSC	119,213,000	1,357
*	RussNeft PJSC	328,264	1,198
*	Mechel PJSC ADR	164,675	219
	Bashneft PJSC Preference Shares	1,006	15
			1,993,427
Saudi Arabia (3.0%)
[2]	Saudi Arabian Oil Co.	33,131,374	297,242
	Saudi Basic Industries Corp.	11,746,833	281,746
	Al Rajhi Bank	15,861,277	278,325
	Saudi Telecom Co.	7,728,273	205,309
	National Commercial Bank	17,526,718	181,974
	Samba Financial Group	13,310,815	97,785
	Riyad Bank	18,601,441	89,164
	Saudi British Bank	12,450,928	78,817
	Banque Saudi Fransi	7,983,153	63,079
*	Saudi Arabian Mining Co.	5,516,106	55,017
	Saudi Arabian Fertilizer Co.	2,717,468	54,587
*	Alinma Bank	13,316,370	54,125
	Saudi Electricity Co.	10,616,978	53,561
	Yanbu National Petrochemical Co.	3,147,202	48,184
	Almarai Co. JSC	3,417,247	47,044
	Arab National Bank	8,734,672	44,106
	Savola Group	3,551,586	43,362
*	Etihad Etisalat Co.	5,150,478	38,326
77

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jarir Marketing Co.	799,071	36,803
	Bank AlBilad	4,999,902	30,958
*	Bupa Arabia for Cooperative Insurance Co.	844,962	25,719
*	Saudi Kayan Petrochemical Co.	9,970,712	25,217
	Dr Sulaiman Al Habib Medical Services Group Co.	940,285	23,663
	Advanced Petrochemical Co.	1,432,532	22,089
	Mouwasat Medical Services Co.	638,431	21,782
	Abdullah Al Othaim Markets Co.	599,528	20,839
*	Mobile Telecommunications Co. Saudi Arabia	6,041,921	19,823
	Bank Al-Jazira	5,475,427	18,962
*	Sahara International Petrochemical Co.	4,868,121	18,912
*	Co. for Cooperative Insurance	833,716	17,987
	Southern Province Cement Co.	937,357	16,787
	Saudi Industrial Investment Group	2,988,952	16,160
*	Dar Al Arkan Real Estate Development Co.	7,171,914	15,242
	Saudi Cement Co.	1,014,990	14,644
	Arabian Centres Co. Ltd.	2,232,048	14,416
*	Emaar Economic City	5,656,596	13,413
*	National Industrialization Co.	4,415,342	13,305
	National Petrochemical Co.	1,624,915	11,718
	Qassim Cement Co.	599,709	10,999
	Saudi Airlines Catering Co.	513,205	10,636
*	Rabigh Refining & Petrochemical Co.	3,089,399	10,039
	Saudia Dairy & Foodstuff Co.	213,549	9,660
	Yanbu Cement Co.	1,046,412	9,222
	Yamama Cement Co.	1,352,292	9,018
*	Saudi Ground Services Co.	1,205,702	8,996
*	Seera Group Holding	1,972,456	8,779
	United Electronics Co.	400,597	8,160
*	Saudi Research & Marketing Group	441,532	8,049
	Aldrees Petroleum & Transport Services Co.	429,685	7,272
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	795,074	6,932
*	Al Hammadi Co. for Development & Investment	792,676	5,972
	Dallah Healthcare Co.	487,374	5,719
	Arabian Cement Co.	665,600	5,458
	Arriyadh Development Co.	1,186,672	5,313
	Eastern Province Cement Co.	574,058	5,306
*	National Agriculture Development Co.	681,761	5,139
*	City Cement Co.	933,347	4,980
	Najran Cement Co.	1,127,005	4,716
	Leejam Sports Co. JSC	280,053	4,620
	Saudi Chemical Co. Holding	550,457	4,548
*	Saudi Real Estate Co.	1,168,835	4,544
*	Fawaz Abdulaziz Al Hokair & Co.	878,882	4,371
	United International Transportation Co.	476,695	4,307
*	Saudi Ceramic Co.	401,444	4,148
	Dur Hospitality Co.	599,871	4,110
	National Medical Care Co.	291,601	4,052
	National Gas & Industrialization Co.	498,748	3,869
	Northern Region Cement Co.	1,204,530	3,571
	Herfy Food Services Co.	266,997	3,439
	Saudi Public Transport Co.	837,958	3,347
	Astra Industrial Group	491,756	2,875
*	Al Jouf Cement Co.	935,666	2,599
*	Aseer Trading Tourism & Manufacturing Co.	802,415	2,576
*	Mediterranean & Gulf Insurance & Reinsurance Co.	445,084	2,378
*	Zamil Industrial Investment Co.	423,649	2,309
*	Tabuk Cement Co.	597,159	2,307
	Bawan Co.	347,054	1,879
78

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Methanol Chemicals Co.	712,261	1,813
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	357,630	1,219
			2,629,438
South Africa (3.8%)
*	Naspers Ltd.	5,515,749	1,076,826
	FirstRand Ltd.	57,669,265	133,869
	AngloGold Ashanti Ltd.	5,419,637	124,898
	Gold Fields Ltd.	11,286,026	122,061
	Standard Bank Group Ltd.	15,641,559	102,278
	Sibanye Stillwater Ltd.	34,410,478	101,467
[1]	Impala Platinum Holdings Ltd.	9,985,305	88,872
	MTN Group Ltd.	22,981,882	82,057
*	Capitec Bank Holdings Ltd.	1,035,903	72,803
	Bid Corp. Ltd.	4,488,420	61,796
	Vodacom Group Ltd.	8,065,986	60,785
	Sanlam Ltd.	19,670,326	57,377
	Anglo American Platinum Ltd.	832,528	55,126
	Shoprite Holdings Ltd.	6,637,922	52,591
	Absa Group Ltd.	9,776,484	52,553
	MultiChoice Group	5,979,243	49,310
	Clicks Group Ltd.	3,209,680	46,423
*	Northam Platinum Ltd.	4,680,531	44,970
*	Sasol Ltd.	7,540,193	39,377
	Bidvest Group Ltd.	4,571,713	37,593
	Remgro Ltd.	6,944,866	37,047
	Old Mutual Ltd.	62,130,511	36,041
*	Aspen Pharmacare Holdings Ltd.	5,181,987	33,745
	Discovery Ltd.	4,916,615	32,503
*	Harmony Gold Mining Co. Ltd.	6,229,632	31,025
	Reinet Investments SCA	1,863,540	29,572
	Nedbank Group Ltd.	4,738,706	28,032
	Tiger Brands Ltd.	2,229,179	27,651
	SPAR Group Ltd.	2,586,333	27,418
	Mr Price Group Ltd.	3,484,554	26,361
	Growthpoint Properties Ltd.	40,015,206	26,178
	Woolworths Holdings Ltd.	11,663,054	25,051
	Foschini Group Ltd.	4,502,463	23,977
	Exxaro Resources Ltd.	3,438,011	23,193
	Kumba Iron Ore Ltd.	731,411	21,715
	African Rainbow Minerals Ltd.	1,431,735	20,138
	AVI Ltd.	4,193,505	18,993
	Life Healthcare Group Holdings Ltd.	18,710,145	18,708
	NEPI Rockcastle plc	5,223,753	18,525
	Rand Merchant Investment Holdings Ltd.	10,241,208	17,889
	Netcare Ltd.	19,680,479	15,576
	Pick n Pay Stores Ltd.	4,698,770	14,798
	Fortress REIT Ltd. Class A (XJSE)	14,628,011	11,287
	Truworths International Ltd.	5,668,267	10,934
	Momentum Metropolitan Holdings	13,641,937	10,914
*	Sappi Ltd.	7,577,881	10,813
	Redefine Properties Ltd.	76,421,658	9,392
	Barloworld Ltd.	2,669,336	9,379
	Santam Ltd.	573,242	8,648
	Transaction Capital Ltd.	6,668,820	8,144
	Resilient REIT Ltd.	4,292,036	8,124
	Coronation Fund Managers Ltd.	3,446,182	7,978
	Investec Ltd.	4,107,141	7,562
	JSE Ltd.	1,122,438	7,489
[1]	PSG Group Ltd.	2,226,311	7,195
[2]	Pepkor Holdings Ltd.	9,455,201	6,956
79

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	AECI Ltd.	1,462,525	6,856
[1]	Equites Property Fund Ltd.	6,730,710	6,446
[1]	DRDGOLD Ltd.	5,653,543	6,253
	Telkom SA SOC Ltd.	3,925,828	6,177
[2]	Dis-Chem Pharmacies Ltd.	5,289,157	5,869
*	Ninety One Ltd.	2,186,601	5,757
[1]	Motus Holdings Ltd.	2,220,436	5,716
	Allied Electronics Corp. Ltd. Class A	3,383,202	5,558
*	Super Group Ltd.	4,858,527	5,448
	Distell Group Holdings Ltd.	1,087,722	5,440
	Liberty Holdings Ltd.	1,607,423	5,320
	Imperial Logistics Ltd.	2,475,568	5,250
	Omnia Holdings Ltd.	2,222,784	5,204
	KAP Industrial Holdings Ltd.	34,374,077	4,894
	Reunert Ltd.	2,198,539	4,534
*	Hyprop Investments Ltd.	3,423,131	4,238
	Cashbuild Ltd.	297,249	4,022
	Astral Foods Ltd.	520,256	3,690
	Vukile Property Fund Ltd.	12,410,070	3,689
*	Advtech Ltd.	7,329,448	3,661
	MAS Real Estate Inc.	5,602,006	3,519
	Investec Australia Property Fund	4,008,822	3,508
	Investec Property Fund Ltd.	7,527,582	3,475
*	DataTec Ltd.	2,421,219	3,284
	Wilson Bayly Holmes-Ovcon Ltd.	615,686	3,212
[1]	Steinhoff International Holdings NV (XJSE)	56,911,386	3,021
	Famous Brands Ltd.	1,060,005	2,811
	Raubex Group Ltd.	2,286,937	2,810
[1]	Massmart Holdings Ltd.	1,360,236	2,763
	Metair Investments Ltd.	2,614,217	2,650
	SA Corporate Real Estate Ltd.	34,506,381	2,573
*	Sun International Ltd.	2,900,321	2,408
*,1	Brait SE	10,744,448	2,336
	EPP NV	6,202,151	2,208
	Curro Holdings Ltd.	3,526,773	2,167
	Emira Property Fund Ltd.	5,597,714	2,152
	Zeder Investments Ltd.	13,001,432	2,122
	Fortress REIT Ltd. Class B (XJSE)	18,331,336	1,947
	Attacq Ltd.	9,796,107	1,876
	Hudaco Industries Ltd.	383,847	1,866
	Adcock Ingram Holdings Ltd.	740,300	1,841
*	Blue Label Telecoms Ltd.	8,442,071	1,837
*	Long4Life Ltd.	10,663,095	1,769
	Alexander Forbes Group Holdings Ltd.	8,424,381	1,747
	Tsogo Sun Gaming Ltd.	7,199,183	1,540
	Hosken Consolidated Investments Ltd.	622,421	1,513
*	RMB Holdings Ltd.	17,457,908	1,155
	EOH Holdings Ltd.	531,503	157
	Grindrod Ltd.	619,405	143
*	Tsogo Sun Hotels Ltd.	1,621,766	136
	Steinhoff International Holdings NV (XETR)	1,075,902	57
			3,310,608
Taiwan (15.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	213,829,785	3,235,175
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,327,221	1,704,844
	MediaTek Inc.	19,466,630	462,727
	Hon Hai Precision Industry Co. Ltd.	155,662,761	422,178
	Delta Electronics Inc.	28,230,356	187,828
	Formosa Plastics Corp.	62,420,057	172,789
	Nan Ya Plastics Corp.	72,819,819	149,582
80

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	CTBC Financial Holding Co. Ltd.	233,321,062	147,345
	Largan Precision Co. Ltd.	1,340,076	142,315
	Cathay Financial Holding Co. Ltd.	105,716,826	142,055
	Mega Financial Holding Co. Ltd.	142,189,503	137,014
	Fubon Financial Holding Co. Ltd.	93,392,474	133,043
	E.Sun Financial Holding Co. Ltd.	155,103,931	131,872
	Uni-President Enterprises Corp.	60,863,868	130,465
	China Steel Corp.	157,261,308	111,712
	Chunghwa Telecom Co. Ltd.	29,373,663	110,201
	Formosa Chemicals & Fibre Corp.	43,123,449	103,863
	Yuanta Financial Holding Co. Ltd.	157,573,210	97,968
	ASE Technology Holding Co. Ltd.	43,645,723	97,966
	Taiwan Cement Corp.	68,638,753	97,410
	First Financial Holding Co. Ltd.	137,210,627	96,277
	Hotai Motor Co. Ltd.	4,330,154	91,264
	Taiwan Cooperative Financial Holding Co. Ltd.	130,258,738	87,499
	United Microelectronics Corp.	80,498,270	86,516
	Quanta Computer Inc.	34,082,200	85,998
	Chailease Holding Co. Ltd.	17,161,092	83,367
	Realtek Semiconductor Corp.	6,422,959	80,014
	Chunghwa Telecom Co. Ltd. ADR	2,080,874	78,615
	Hua Nan Financial Holdings Co. Ltd.	129,779,135	78,087
	Yageo Corp.	6,158,169	76,717
	Asustek Computer Inc.	8,783,937	74,629
	Novatek Microelectronics Corp.	7,727,560	72,215
	United Microelectronics Corp. ADR	13,574,058	71,942
	Taiwan Mobile Co. Ltd.	20,569,941	70,267
	President Chain Store Corp.	6,961,449	62,833
	Taishin Financial Holding Co. Ltd.	140,576,700	61,992
	Win Semiconductors Corp.	5,454,519	59,505
	Pegatron Corp.	27,145,213	58,499
	Catcher Technology Co. Ltd.	9,241,956	58,423
	Shanghai Commercial & Savings Bank Ltd.	44,384,350	57,537
	Advantech Co. Ltd.	5,563,361	56,323
	Airtac International Group	2,007,581	54,046
	SinoPac Financial Holdings Co. Ltd.	142,468,618	53,334
	Chang Hwa Commercial Bank Ltd.	88,244,914	52,617
	Accton Technology Corp.	7,188,610	52,227
	Formosa Petrochemical Corp.	18,627,977	51,282
	Silergy Corp.	822,890	50,734
	China Development Financial Holding Corp.	164,731,653	48,342
	Far Eastern New Century Corp.	53,335,963	48,152
	Lite-On Technology Corp.	28,719,084	46,781
	Asia Cement Corp.	31,566,510	45,438
	Globalwafers Co. Ltd.	2,873,810	41,849
*	Oneness Biotech Co. Ltd.	4,047,000	41,717
	Unimicron Technology Corp.	17,416,979	41,616
	Giant Manufacturing Co. Ltd.	4,048,423	39,994
	Far EasTone Telecommunications Co. Ltd.	19,009,035	39,894
	Vanguard International Semiconductor Corp.	12,116,640	39,586
*	Innolux Corp.	113,960,372	39,554
	Shin Kong Financial Holding Co. Ltd.	140,385,214	39,103
	Wistron Corp.	37,974,535	37,965
	Walsin Technology Corp.	6,593,521	37,758
	Micro-Star International Co. Ltd.	9,294,200	37,464
	Feng TAY Enterprise Co. Ltd.	5,988,132	36,349
	Compal Electronics Inc.	55,733,900	36,311
	Eclat Textile Co. Ltd.	2,697,209	35,889
	Parade Technologies Ltd.	934,290	35,703
*	AU Optronics Corp.	87,398,549	35,299
	Zhen Ding Technology Holding Ltd.	8,000,710	33,908
81

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Merida Industry Co. Ltd.	3,341,526	32,578
	Inventec Corp.	41,066,966	32,504
*	Acer Inc.	38,779,897	32,409
	Pou Chen Corp.	36,120,021	31,915
	Cheng Shin Rubber Industry Co. Ltd.	24,820,095	31,351
	Hiwin Technologies Corp.	3,543,147	30,915
	Taiwan High Speed Rail Corp.	28,137,912	29,782
	Wiwynn Corp.	1,137,280	28,938
	Powertech Technology Inc.	9,595,550	28,392
	China Life Insurance Co. Ltd.	41,832,139	28,053
	Synnex Technology International Corp.	18,342,800	27,261
	WPG Holdings Ltd.	20,058,720	27,245
	Macronix International	24,012,737	26,953
	Tripod Technology Corp.	6,701,040	26,648
	Simplo Technology Co. Ltd.	2,346,310	26,172
	Foxconn Technology Co. Ltd.	14,919,663	26,166
	Walsin Lihwa Corp.	41,490,405	25,782
	Chroma ATE Inc.	5,309,280	25,296
	Teco Electric & Machinery Co. Ltd.	24,012,320	25,114
	Sino-American Silicon Products Inc.	7,184,742	25,101
	Chicony Electronics Co. Ltd.	8,129,458	24,509
	Voltronic Power Technology Corp.	694,325	23,816
	Winbond Electronics Corp.	40,048,452	23,788
	Radiant Opto-Electronics Corp.	5,965,751	23,505
	ASMedia Technology Inc.	457,857	22,985
	Compeq Manufacturing Co. Ltd.	14,939,760	22,802
	Nanya Technology Corp.	11,058,878	22,410
	Phison Electronics Corp.	2,150,080	22,381
	Genius Electronic Optical Co. Ltd.	1,129,299	22,198
	ASPEED Technology Inc.	458,010	22,167
	Taiwan Business Bank	67,233,544	22,118
	Poya International Co. Ltd.	1,018,233	21,992
*	Evergreen Marine Corp. Taiwan Ltd.	32,829,897	21,721
	Ruentex Development Co. Ltd.	15,294,270	21,149
	Nien Made Enterprise Co. Ltd.	1,873,560	21,123
	Elite Material Co. Ltd.	3,812,156	20,030
	Highwealth Construction Corp.	13,207,321	19,183
	ITEQ Corp.	4,514,445	18,964
	Sinbon Electronics Co. Ltd.	2,782,475	18,757
	eMemory Technology Inc.	932,100	18,644
	Elan Microelectronics Corp.	3,798,870	17,945
	Chipbond Technology Corp.	8,137,130	17,825
	King's Town Bank Co. Ltd.	12,986,340	17,603
	Taiwan Fertilizer Co. Ltd.	9,810,186	17,578
	Lien Hwa Industrial Holdings Corp.	12,544,882	17,550
	International Games System Co. Ltd.	664,300	17,481
	Gigabyte Technology Co. Ltd.	6,637,850	16,702
	FLEXium Interconnect Inc.	4,087,990	16,691
	Makalot Industrial Co. Ltd.	2,512,266	16,653
	E Ink Holdings Inc.	12,074,440	16,214
	Eternal Materials Co. Ltd.	13,714,630	16,151
	King Yuan Electronics Co. Ltd.	14,956,280	15,700
*	Epistar Corp.	13,311,530	15,635
*	United Renewable Energy Co. Ltd.	28,963,470	15,368
	IBF Financial Holdings Co. Ltd.	37,025,479	15,231
	Cheng Loong Corp.	12,814,230	15,225
	Formosa Taffeta Co. Ltd.	13,799,632	15,111
	United Integrated Services Co. Ltd.	2,073,800	14,398
	momo.com Inc.	601,000	14,383
	Lotes Co. Ltd.	930,748	14,230
	Goldsun Building Materials Co. Ltd.	15,323,415	14,063
82

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Taichung Commercial Bank Co. Ltd.	36,086,545	13,696
	Nan Kang Rubber Tire Co. Ltd.	9,395,390	13,638
	Great Wall Enterprise Co. Ltd.	8,604,599	13,542
	TA Chen Stainless Pipe	17,448,694	13,379
	Ruentex Industries Ltd.	5,688,591	13,177
	Nantex Industry Co. Ltd.	4,874,000	13,168
	Taiwan Surface Mounting Technology Corp.	3,960,110	13,045
	Standard Foods Corp.	6,081,603	13,008
*	Microbio Co. Ltd.	5,015,000	12,745
*	AU Optronics Corp. ADR	3,201,010	12,740
	Merry Electronics Co. Ltd.	2,577,901	12,725
	CTCI Corp.	9,299,510	12,664
*	Adimmune Corp.	6,154,825	12,598
	Bizlink Holding Inc.	1,620,128	12,458
	YFY Inc.	18,052,703	12,264
	Mitac Holdings Corp.	12,311,901	12,162
	Qisda Corp.	18,562,620	12,161
	Far Eastern Department Stores Ltd.	14,609,878	12,066
	Eva Airways Corp.	31,532,760	11,917
	Tong Hsing Electronic Industries Ltd.	2,659,710	11,740
	Tung Ho Steel Enterprise Corp.	11,085,660	11,722
	Taiwan Secom Co. Ltd.	3,811,876	11,698
	Jentech Precision Industrial Co. Ltd.	1,118,570	11,678
	Nan Ya Printed Circuit Board Corp.	2,849,521	11,529
	Capital Securities Corp.	29,603,773	11,296
	TCI Co. Ltd.	1,411,549	11,275
	AP Memory Technology Corp.	1,057,060	11,165
	Taiwan Union Technology Corp.	3,308,052	11,022
	China Petrochemical Development Corp.	36,785,730	11,011
	General Interface Solution Holding Ltd.	2,701,070	10,741
*	China Airlines Ltd.	34,881,146	10,682
	Global Unichip Corp.	1,168,960	10,611
	Far Eastern International Bank	29,030,336	10,510
*	HannStar Display Corp.	31,916,193	10,250
	Chilisin Electronics Corp.	2,770,851	10,241
	Wistron NeWeb Corp.	3,839,787	10,148
	TXC Corp.	3,760,630	10,143
	Fusheng Precision Co. Ltd.	1,592,920	10,041
	Alchip Technologies Ltd.	585,463	9,935
	Run Long Construction Co. Ltd.	4,459,200	9,870
*	Taiwan Glass Industry Corp.	22,376,290	9,822
*	HTC Corp.	9,660,301	9,712
	Huaku Development Co. Ltd.	3,149,200	9,548
*	Yulon Motor Co. Ltd.	7,472,444	9,316
	Shin Zu Shing Co. Ltd.	1,863,853	9,268
	Wan Hai Lines Ltd.	10,066,460	9,233
*	XinTec Inc.	2,182,225	9,194
*	Grand Pacific Petrochemical	11,486,304	9,151
	Solar Applied Materials Technology Co.	5,854,000	8,780
	Kinsus Interconnect Technology Corp.	3,624,530	8,778
	LandMark Optoelectronics Corp.	945,470	8,772
	Hota Industrial Manufacturing Co. Ltd.	2,839,962	8,739
	Pixart Imaging Inc.	1,451,680	8,644
	Advanced Ceramic X Corp.	683,105	8,569
	King Slide Works Co. Ltd.	849,000	8,556
*	Center Laboratories Inc.	3,823,589	8,485
	Tong Yang Industry Co. Ltd.	6,413,350	8,462
*	Transcend Information Inc.	3,787,069	8,445
	Robinsons Land Corp.	27,192,307	8,421
	Grape King Bio Ltd.	1,437,529	8,352
	Asia Vital Components Co. Ltd.	3,496,890	8,243
83

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Clevo Co.	8,133,000	8,228
	Taiwan Paiho Ltd.	3,291,140	8,188
	Sercomm Corp.	3,165,600	8,134
*	TaiMed Biologics Inc.	2,576,090	8,065
	Topco Scientific Co. Ltd.	2,006,342	8,044
	Shinkong Synthetic Fibers Corp.	19,599,400	7,945
	Getac Technology Corp.	4,768,420	7,851
	International CSRC Investment Holdings Co.	11,423,270	7,837
	ChipMOS Technologies Inc.	7,912,148	7,798
	TPK Holding Co. Ltd.	4,413,288	7,789
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,606,000	7,763
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,778,650	7,724
	Cheng Uei Precision Industry Co. Ltd.	5,448,673	7,710
	Charoen Pokphand Enterprise	3,187,676	7,668
	Apex International Co. Ltd.	2,945,000	7,653
	Gudeng Precision Industrial Co. Ltd.	846,000	7,649
	Jih Sun Financial Holdings Co. Ltd.	20,720,537	7,619
	Arcadyan Technology Corp.	2,179,219	7,615
	Chong Hong Construction Co. Ltd.	2,691,000	7,495
	TTY Biopharm Co. Ltd.	2,804,160	7,487
	Yulon Finance Corp.	2,175,250	7,364
	USI Corp.	11,919,861	7,363
	Ardentec Corp.	6,256,522	7,323
	Everlight Electronics Co. Ltd.	5,389,410	7,156
*	Gold Circuit Electronics Ltd.	4,644,090	7,148
	Wafer Works Corp.	6,394,281	7,095
	AURAS Technology Co. Ltd.	919,000	7,061
*	PharmaEssentia Corp.	2,497,091	6,997
*	OBI Pharma Inc.	1,779,917	6,968
	Century Iron & Steel Industrial Co. Ltd.	1,530,000	6,966
	Visual Photonics Epitaxy Co. Ltd.	2,456,960	6,936
	Sporton International Inc.	863,459	6,903
	Sanyang Motor Co. Ltd.	8,711,330	6,869
	TSRC Corp.	9,640,940	6,835
	Primax Electronics Ltd.	4,303,940	6,690
	Nan Liu Enterprise Co. Ltd.	822,000	6,678
	Coretronic Corp.	5,550,900	6,652
	Sunny Friend Environmental Technology Co. Ltd.	896,000	6,628
	China Steel Chemical Corp.	2,053,000	6,578
	Kinpo Electronics	17,813,670	6,565
*	Yang Ming Marine Transport Corp.	16,296,725	6,560
	Advanced Wireless Semiconductor Co.	1,894,266	6,549
*	Asia Pacific Telecom Co. Ltd.	19,927,352	6,547
	President Securities Corp.	12,709,386	6,543
*	Brighton-Best International Taiwan Inc.	7,267,000	6,485
	Taiwan Cogeneration Corp.	4,870,850	6,483
	Tainan Spinning Co. Ltd.	15,056,000	6,482
	Greatek Electronics Inc.	3,704,000	6,454
	TaiDoc Technology Corp.	794,000	6,429
	Nan Pao Resins Chemical Co. Ltd.	1,286,000	6,350
	Asia Optical Co. Inc.	2,846,260	6,342
	RichWave Technology Corp.	762,000	6,339
	Longchen Paper & Packaging Co. Ltd.	11,190,488	6,316
*	Via Technologies Inc.	4,802,620	6,308
	Farglory Land Development Co. Ltd.	4,080,550	6,284
	Holy Stone Enterprise Co. Ltd.	1,783,793	6,281
	Yieh Phui Enterprise Co. Ltd.	17,573,928	6,247
	Sigurd Microelectronics Corp.	4,716,546	6,233
	Fulgent Sun International Holding Co. Ltd.	1,455,893	6,103
	Foxsemicon Integrated Technology Inc.	996,642	6,049
	WT Microelectronics Co. Ltd.	4,641,651	5,977
84

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Cub Elecparts Inc.	1,063,008	5,901
	Cleanaway Co. Ltd.	1,065,000	5,870
	U-Ming Marine Transport Corp.	5,781,108	5,867
	Cathay Real Estate Development Co. Ltd.	8,737,984	5,825
	Taiwan FamilyMart Co. Ltd.	637,000	5,822
	KMC Kuei Meng International Inc.	800,000	5,813
	Lealea Enterprise Co. Ltd.	12,494,930	5,759
	Ennoconn Corp.	729,316	5,758
*	Medigen Vaccine Biologics Corp.	1,948,000	5,733
	Systex Corp.	2,013,000	5,709
	Sitronix Technology Corp.	1,291,070	5,694
	Chunghwa Precision Test Tech Co. Ltd.	240,153	5,687
	Oriental Union Chemical Corp.	9,835,582	5,647
	Unitech Printed Circuit Board Corp.	7,653,880	5,644
	St. Shine Optical Co. Ltd.	620,000	5,619
	Prince Housing & Development Corp.	15,201,270	5,610
	Kindom Development Co. Ltd.	4,546,000	5,540
	Chicony Power Technology Co. Ltd.	2,364,000	5,529
*	China Motor Corp.	3,556,844	5,527
	Pan Jit International Inc.	4,365,740	5,511
	Hannstar Board Corp.	4,013,685	5,505
	Lung Yen Life Service Corp.	2,978,000	5,498
	Wah Lee Industrial Corp.	2,429,210	5,420
	UPC Technology Corp.	11,823,041	5,378
	Mercuries & Associates Holding Ltd.	7,372,824	5,364
	Sunonwealth Electric Machine Industry Co. Ltd.	2,617,000	5,362
	Casetek Holdings Ltd.	1,752,364	5,299
	Swancor Holding Co. Ltd.	953,000	5,273
	Career Technology MFG. Co. Ltd.	5,178,721	5,236
*	China Man-Made Fiber Corp.	17,882,900	5,228
	Ta Ya Electric Wire & Cable	7,412,000	5,217
	A-DATA Technology Co. Ltd.	2,657,000	5,132
	Supreme Electronics Co. Ltd.	4,806,790	5,101
	D-Link Corp.	8,020,000	5,086
*	Motech Industries Inc.	3,826,574	5,036
	Hotai Finance Co. Ltd.	1,827,000	5,034
*	Taiwan TEA Corp.	8,730,000	5,025
	Test Research Inc.	2,557,660	4,974
	Universal Vision Biotechnology Co. Ltd.	549,000	4,954
	AcBel Polytech Inc.	5,365,000	4,905
	Dynapack International Technology Corp.	1,746,000	4,874
	Chin-Poon Industrial Co. Ltd.	4,581,890	4,861
*	Mercuries Life Insurance Co. Ltd.	16,190,350	4,813
	Topkey Corp.	898,000	4,774
	Egis Technology Inc.	871,100	4,754
	Taiwan Semiconductor Co. Ltd.	2,987,290	4,700
	Alpha Networks Inc.	5,172,772	4,676
*	Wisdom Marine Lines Co. Ltd.	6,295,155	4,670
*	Ho Tung Chemical Corp.	12,634,459	4,667
	Aten International Co. Ltd.	1,618,740	4,656
	Taiwan Sakura Corp.	2,695,000	4,654
	Taiwan PCB Techvest Co. Ltd.	3,237,000	4,613
	BES Engineering Corp.	17,815,000	4,570
	Elite Semiconductor Microelectronics Technology Inc.	3,092,000	4,541
	Test Rite International Co. Ltd.	5,094,000	4,480
	Adlink Technology Inc.	1,932,895	4,465
	SDI Corp.	2,095,236	4,427
	Holtek Semiconductor Inc.	1,788,483	4,411
	FocalTech Systems Co. Ltd.	2,417,482	4,333
	YungShin Global Holding Corp.	2,884,000	4,328
	Global Mixed Mode Technology Inc.	824,000	4,303
85

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	China General Plastics Corp.	5,577,073	4,266
	Sonix Technology Co. Ltd.	1,824,000	4,258
	Syncmold Enterprise Corp.	1,417,500	4,253
	China Metal Products	3,605,000	4,197
	Speed Tech Corp.	1,244,000	4,196
	Federal Corp.	5,954,040	4,165
	Machvision Inc.	416,306	4,127
	Innodisk Corp.	775,200	4,063
	Chlitina Holding Ltd.	661,000	4,050
	PChome Online Inc.	1,198,873	4,042
*	Lite-On Semiconductor Corp.	2,712,000	4,000
	Darfon Electronics Corp.	2,854,000	3,952
	Sinyi Realty Inc.	3,944,541	3,947
	CMC Magnetics Corp.	14,093,950	3,919
*	Hung Sheng Construction Ltd.	6,514,330	3,898
	Chaun-Choung Technology Corp.	480,000	3,882
	Gemtek Technology Corp.	3,989,000	3,876
	Radium Life Tech Co. Ltd.	10,488,760	3,875
	Formosa International Hotels Corp.	868,000	3,874
	Hsin Kuang Steel Co. Ltd.	3,518,000	3,872
	Faraday Technology Corp.	2,644,000	3,860
	Kung Long Batteries Industrial Co. Ltd.	797,000	3,820
	Taiwan Styrene Monomer	6,767,050	3,814
	Tung Thih Electronic Co. Ltd.	871,000	3,798
	Wei Chuan Foods Corp.	5,406,600	3,785
	YC INOX Co. Ltd.	4,661,200	3,735
	Soft-World International Corp.	1,305,000	3,714
	Elite Advanced Laser Corp.	1,666,349	3,694
	ScinoPharm Taiwan Ltd.	3,739,576	3,693
	Sampo Corp.	4,557,800	3,685
	Xxentria Technology Materials Corp.	1,840,000	3,674
	ITE Technology Inc.	1,519,000	3,665
*	Roo Hsing Co. Ltd.	9,110,000	3,651
	AmTRAN Technology Co. Ltd.	10,137,000	3,616
	Gourmet Master Co. Ltd.	981,469	3,592
	Namchow Holdings Co. Ltd.	2,384,000	3,574
	Chief Telecom Inc.	278,000	3,566
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	3,490
	Unizyx Holding Corp.	4,418,000	3,487
	Chia Hsin Cement Corp.	6,370,000	3,476
	Taiflex Scientific Co. Ltd.	1,971,920	3,459
	Zeng Hsing Industrial Co. Ltd.	725,000	3,456
	Ton Yi Industrial Corp.	9,910,000	3,442
*	OptoTech Corp.	4,291,987	3,383
	Flytech Technology Co. Ltd.	1,593,650	3,363
	Nichidenbo Corp.	2,115,460	3,326
	Johnson Health Tech Co. Ltd.	1,439,000	3,314
	Yeong Guan Energy Technology Group Co. Ltd.	1,032,180	3,311
	Everlight Chemical Industrial Corp.	5,648,200	3,232
*	Ritek Corp.	8,822,489	3,214
	TA-I Technology Co. Ltd.	1,349,750	3,194
*	Lotus Pharmaceutical Co. Ltd.	1,133,000	3,174
	Lextar Electronics Corp.	4,994,663	3,158
	Kinik Co.	1,511,000	3,094
*	Shining Building Business Co. Ltd.	8,563,638	3,044
	Hu Lane Associate Inc.	1,078,300	3,028
	Pan-International Industrial Corp.	5,036,000	3,024
	Depo Auto Parts Ind Co. Ltd.	1,799,000	2,968
	Rich Development Co. Ltd.	8,591,000	2,964
*	Medigen Biotechnology Corp.	1,470,000	2,941
	Ginko International Co. Ltd.	648,900	2,903
86

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Formosan Rubber Group Inc.	4,084,135	2,873
*	Taiwan Land Development Corp.	10,864,201	2,795
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,788
	Silicon Integrated Systems Corp.	7,070,203	2,780
	Yulon Nissan Motor Co. Ltd.	322,188	2,775
	Gloria Material Technology Corp.	5,139,640	2,773
*	Gigastorage Corp.	3,024,953	2,735
*	Li Peng Enterprise Co. Ltd.	9,936,000	2,714
	Huang Hsiang Construction Corp.	1,997,000	2,705
*	Dynamic Electronics Co. Ltd.	4,153,451	2,686
	Evergreen International Storage & Transport Corp.	5,273,000	2,666
	Firich Enterprises Co. Ltd.	2,985,378	2,664
	Quanta Storage Inc.	2,078,000	2,641
*	CSBC Corp. Taiwan	3,058,540	2,633
	Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,622
	Altek Corp.	2,882,000	2,596
	Orient Semiconductor Electronics Ltd.	6,664,792	2,582
	Concraft Holding Co. Ltd.	848,492	2,575
	Global Brands Manufacture Ltd.	3,379,000	2,563
	Rechi Precision Co. Ltd.	3,808,000	2,558
	Sunplus Technology Co. Ltd.	5,033,000	2,486
	HannsTouch Solution Inc.	7,036,115	2,451
	IEI Integration Corp.	1,546,920	2,378
	Darwin Precisions Corp.	5,857,900	2,266
	Kuo Toong International Co. Ltd.	2,995,514	2,263
	Ichia Technologies Inc.	3,652,000	2,257
	CyberTAN Technology Inc.	4,414,000	2,163
	Posiflex Technology Inc.	787,764	2,160
	Wowprime Corp.	821,000	2,146
	Cyberlink Corp.	602,000	2,144
	PharmaEngine Inc.	1,112,457	2,125
*	Bank of Kaohsiung Co. Ltd.	5,989,713	2,106
	Tyntek Corp.	3,436,000	2,106
	WUS Printed Circuit Co. Ltd.	2,013,156	2,052
	Weltrend Semiconductor	1,901,567	2,040
	KEE TAI Properties Co. Ltd.	5,952,000	2,009
	Elitegroup Computer Systems Co. Ltd.	3,293,000	1,954
	Iron Force Industrial Co. Ltd.	680,000	1,862
	Gigasolar Materials Corp.	298,000	1,856
	Taiyen Biotech Co. Ltd.	1,596,000	1,826
	Sincere Navigation Corp.	3,656,240	1,824
	FSP Technology Inc.	1,548,120	1,804
	Li Cheng Enterprise Co. Ltd.	1,898,996	1,798
	CHC Healthcare Group	1,380,899	1,795
*	Newmax Technology Co. Ltd.	1,301,000	1,792
	Globe Union Industrial Corp.	3,327,000	1,785
	TYC Brother Industrial Co. Ltd.	2,422,000	1,756
*	ALI Corp.	1,718,275	1,741
	Basso Industry Corp.	1,277,000	1,714
	Chung Hwa Pulp Corp.	5,252,000	1,692
	Brogent Technologies Inc.	475,820	1,666
*	Phihong Technology Co. Ltd.	4,014,000	1,645
	Advanced International Multitech Co. Ltd.	1,167,000	1,583
	Jess-Link Products Co. Ltd.	1,279,750	1,519
	Zinwell Corp.	2,356,000	1,499
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,477
	China Electric Manufacturing Corp.	3,879,180	1,472
	Ability Enterprise Co. Ltd.	3,212,491	1,453
*	Etron Technology Inc.	2,458,487	1,446
	Senao International Co. Ltd.	1,417,000	1,413
	Infortrend Technology Inc.	3,282,000	1,385
87

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	AGV Products Corp.	5,064,370	1,311
[3]	Pharmally International Holding Co. Ltd.	612,856	1,213
	Toung Loong Textile Manufacturing	1,156,000	996
	Sheng Yu Steel Co. Ltd.	1,532,000	982
	Vivotek Inc.	351,349	892
	Nien Hsing Textile Co. Ltd.	1,416,375	796
[3]	Unity Opto Technology Co. Ltd.	5,295,000	763
*,3	E-Ton Solar Tech Co. Ltd.	843,673	43
*	Etron Technology Inc. Rights Exp. 11/16/2020	423,473	31
	L&K Engineering Co. Ltd.	33,000	30
*	Medigen Vaccine Biologics Corp. Rights Exp. 11/05/2020	169,732	20
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			13,719,151
Thailand (2.4%)
	PTT PCL (Foreign)	179,840,815	178,725
	CP ALL PCL (Foreign)	71,514,421	123,112
	Airports of Thailand PCL (Foreign)	64,455,044	106,869
	Advanced Info Service PCL (Foreign)	13,735,406	75,976
	Siam Cement PCL NVDR	6,822,296	73,924
	Bangkok Dusit Medical Services PCL (Foreign)	110,084,145	61,768
	Siam Commercial Bank PCL (Foreign)	26,632,590	55,452
	Siam Cement PCL (Foreign)	4,520,988	48,988
	PTT Exploration & Production PCL (Foreign)	19,246,184	48,631
	Intouch Holdings PCL NVDR	27,678,117	47,474
	Kasikornbank PCL (Foreign)	17,450,135	42,607
	Charoen Pokphand Foods PCL (Foreign)	51,842,817	41,965
	Central Pattana PCL (Foreign)	33,141,324	40,873
[1]	Gulf Energy Development PCL (Foreign)	43,380,115	39,658
	Home Product Center PCL (Foreign)	79,699,284	35,644
	PTT Global Chemical PCL (Foreign)	27,500,279	35,239
	Delta Electronics Thailand PCL (Foreign)	6,026,300	34,578
[1]	BTS Group Holdings PCL (Foreign)	109,607,635	31,274
	Bangkok Expressway & Metro PCL (Foreign)	115,664,322	30,391
*	Minor International PCL (Foreign)	55,869,863	29,892
*,1	Central Retail Corp. PCL (Foreign)	34,643,500	29,611
	Bangkok Bank PCL NVDR	8,975,200	27,803
	Digital Telecommunications Infrastructure Fund	68,162,913	27,766
	Energy Absolute PCL (Foreign)	22,250,396	27,125
[1]	Krungthai Card PCL (Foreign)	19,407,031	24,578
	Com7 PCL (Foreign)	15,933,100	20,873
	Krung Thai Bank PCL (Foreign)	73,927,196	20,492
	Bangkok Bank PCL (Foreign)	6,389,741	19,794
	Thai Union Group PCL (Foreign)	39,957,279	19,475
	Electricity Generating PCL (Foreign)	3,573,611	19,017
[1]	Bangkok Commercial Asset Management PCL (Foreign)	28,850,100	18,678
	Land & Houses PCL NVDR	87,748,480	17,995
	TMB Bank PCL (Foreign)	618,341,700	16,041
	Jasmine Broadband Internet Infrastructure Fund	51,961,937	15,758
	Kasikornbank PCL NVDR	6,425,975	15,692
	Osotspa PCL (Foreign)	15,242,400	15,634
	Ratch Group PCL NVDR	10,347,368	15,438
[1]	Banpu PCL (Foreign)	72,794,355	15,298
	Bumrungrad Hospital PCL (Foreign)	5,200,674	15,173
	Thai Oil PCL (Foreign)	13,738,555	15,089
	Muangthai Capital PCL (Foreign)	8,460,645	14,847
*,1	Sri Trang Agro-Industry PCL (Foreign)	11,814,561	13,540
	Indorama Ventures PCL (Foreign)	18,760,735	13,284
88

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Srisawad Corp. PCL (Foreign)	7,879,403	12,505
[1]	KCE Electronics PCL (Foreign)	9,889,014	12,355
[1]	Berli Jucker PCL (Foreign)	13,300,490	12,252
	Global Power Synergy PCL (Foreign)	7,325,640	12,160
[1]	CPN Retail Growth Leasehold REIT	20,508,600	11,971
	Carabao Group PCL (Foreign)	3,303,705	11,595
	Bangkok Chain Hospital PCL (Foreign)	26,048,945	11,523
	B Grimm Power PCL (Foreign)	8,827,047	11,110
	True Corp. PCL (Foreign)	124,691,188	10,857
	Kiatnakin Phatra Bank PCL (Foreign)	8,527,170	10,797
	Asset World Corp. PCL (Foreign)	113,722,800	10,640
	Tisco Financial Group PCL (Foreign)	4,609,568	10,451
	Thanachart Capital PCL (Foreign)	11,294,256	9,959
[1]	Hana Microelectronics PCL (Foreign)	6,840,383	9,868
[1]	Siam Global House PCL (Foreign)	19,037,078	9,699
[1]	Total Access Communication PCL NVDR	9,083,845	8,933
[1]	IRPC PCL (Foreign)	135,676,014	8,785
	Amata Corp. PCL (Foreign)	23,379,823	8,764
	Supalai PCL (Foreign)	17,175,985	8,647
	Thailand Future Fund	27,916,700	8,417
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	20,399,269	8,309
	TQM Corp. PCL (Foreign)	2,105,400	7,966
[1]	WHA Corp. PCL (Foreign)	96,797,506	7,381
[1]	Tisco Financial Group PCL NVDR	3,244,993	7,357
	TTW PCL (Foreign)	18,606,234	6,924
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	16,824,300	6,849
	TOA Paint Thailand PCL (Foreign)	6,619,734	6,841
	VGI PCL (Foreign)	35,224,100	6,769
[1]	Bangchak Corp. PCL (Foreign)	13,844,266	6,437
[1]	CK Power PCL (Foreign)	46,861,372	6,195
[1]	CH Karnchang PCL (Foreign)	12,870,863	6,146
	AP Thailand PCL (Foreign)	29,740,142	5,956
[1]	Thai Vegetable Oil PCL (Foreign)	5,413,811	5,902
	Chularat Hospital PCL (Foreign)	70,231,346	5,675
	AEON Thana Sinsap Thailand PCL (Foreign)	1,360,700	5,669
	Quality Houses PCL (Foreign)	82,599,151	5,508
	Krung Thai Bank PCL NVDR	19,542,000	5,417
	BTS Rail Mass Transit Growth Infrastructure Fund	34,599,973	5,415
[1]	Siam Makro PCL (Foreign)	4,220,600	5,377
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	5,243
*,3	Pruksa Real Estate PCL (Foreign)	11,775,000	5,070
	JMT Network Services PCL (Foreign)	4,585,800	5,061
	Bangkok Land PCL (Foreign)	153,191,878	4,765
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	14,546,263	4,708
	Super Energy Corp. PCL (Foreign)	173,390,819	4,612
[1]	Siam City Cement PCL (Foreign)	1,154,106	4,386
	Tipco Asphalt PCL (Foreign)	8,804,330	4,289
	TPI Polene PCL (Foreign)	94,560,561	4,186
[1]	Jasmine International PCL (Foreign)	48,431,955	4,008
[1]	TPI Polene Power PCL (Foreign)	28,678,800	3,865
[1]	Bangkok Life Assurance PCL (Foreign)	6,408,591	3,801
[1]	PTG Energy PCL (Foreign)	6,034,746	3,674
[1]	Banpu Power PCL (Foreign)	7,956,139	3,395
	Gunkul Engineering PCL (Foreign)	49,673,666	3,245
	Major Cineplex Group PCL (Foreign)	7,540,797	3,119
	Thaifoods Group PCL (Foreign)	24,111,275	3,107
[1]	SPCG PCL (Foreign)	4,865,704	3,091
	Star Petroleum Refining PCL (Foreign)	18,171,668	3,090
89

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*,1	Esso Thailand PCL (Foreign)	15,592,973	3,026
[1]	Plan B Media PCL (Foreign)	17,440,500	3,017
	Ratchthani Leasing PCL (Foreign)	26,155,350	2,918
	MK Restaurants Group PCL (Foreign)	1,889,900	2,756
	BCPG PCL (Foreign)	7,392,482	2,727
	Pruksa Holding PCL (Foreign)	8,560,530	2,690
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,187,081	2,580
[1]	GFPT PCL (Foreign)	6,838,096	2,498
	Sansiri PCL (Foreign)	121,822,306	2,265
*,1	U City PCL (Foreign)	57,031,569	1,993
*,1	BEC World PCL (Foreign)	12,675,827	1,878
[1]	Thoresen Thai Agencies PCL (Foreign)	20,290,987	1,795
	MBK PCL (Foreign)	5,083,822	1,760
	Siam Commercial Bank PCL NVDR	786,320	1,637
*,1	Central Plaza Hotel PCL (Foreign)	2,496,313	1,576
	Origin Property PCL (Foreign)	7,239,219	1,531
*,1	Italian-Thai Development PCL (Foreign)	53,232,231	1,519
[1]	LPN Development PCL (Foreign)	12,230,497	1,490
[1]	Thaicom PCL (Foreign)	8,311,185	1,466
	Bangkok Airways PCL (Foreign)	8,886,424	1,419
*	Thai Airways International PCL (Foreign)	14,720,268	1,359
*,1	Precious Shipping PCL (Foreign)	8,194,263	1,276
*	SCG Packaging PCL NVDR	961,563	1,087
[1]	Workpoint Entertainment PCL (Foreign)	3,113,234	983
	Unique Engineering & Construction PCL (Foreign)	7,464,209	971
[1]	Samart Corp. PCL (Foreign)	6,186,920	968
	Cal-Comp Electronics Thailand PCL (Foreign)	11,861,375	874
	Univentures PCL (Foreign)	11,781,451	854
[1]	Beauty Community PCL (Foreign)	14,682,396	578
*	Minor International PCL Warrants Exp. 07/31/2023	2,541,757	506
*	Group Lease PCL (Foreign)	4,780,424	280
	Bangkok Life Assurance PCL	448,843	266
*	BTS Group Holdings PCL Warrants Exp. 02/16/2021	12,430,793	187
[1]	Maybank Kim Eng Securities Thailand PCL (Foreign)	563,800	124
	Ratch Group PCL (Foreign)	34,004	51
*	MBK PCL NVDR Warrants Exp. 12/31/2020	203,352	51
*	Minor International PCL Warrants Exp. 09/30/2021	2,740,538	21
*	Samart Corp. PCL Warrants Exp. 05/17/2021	3,873,466	16
	Group Lease PCL	10,725	1
*	BCPG PCL Rights Exp. 12/31/2020	927,460	—
			2,085,131
Turkey (0.5%)
	BIM Birlesik Magazalar A/S	6,036,588	47,728
*	Turkcell Iletisim Hizmetleri A/S	14,628,293	25,330
*	Turkiye Garanti Bankasi A/S	28,343,834	22,378
	Eregli Demir ve Celik Fabrikalari TAS	18,220,207	20,836
*	Akbank T.A.S.	36,002,908	20,425
	KOC Holding A/S	11,539,200	19,533
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,927,244	15,834
*	Tupras Turkiye Petrol Rafinerileri A/S	1,687,283	15,087
	Turkiye Sise ve Cam Fabrikalari A/S	19,825,860	14,465
	Haci Omer Sabanci Holding A/S	12,051,287	11,857
*	Turkiye Is Bankasi A/S Class C	19,327,576	11,812
	Ford Otomotiv Sanayi A/S	849,211	10,987
	Enka Insaat ve Sanayi A/S	9,477,476	8,185
*	Turk Hava Yollari AO	7,437,298	8,002
*	Arcelik A/S	2,244,332	7,218
*	Petkim Petrokimya Holding A/S	13,696,911	6,690
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,639,129	6,132
	Turk Telekomunikasyon A/S	7,186,226	5,500
90

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Koza Altin Isletmeleri A/S	618,873	5,468
	Tofas Turk Otomobil Fabrikasi A/S	1,665,146	5,332
*	Yapi ve Kredi Bankasi A/S	20,730,625	5,323
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	24,855,891	5,088
*	Ulker Biskuvi Sanayi A/S	2,059,511	4,967
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	4,845
*	Turkiye Halk Bankasi A/S	8,582,913	4,817
*	Coca-Cola Icecek A/S	892,121	4,793
*	Sok Marketler Ticaret A/S	3,457,729	4,666
*	Bera Holding A/S	4,207,954	4,520
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	11,814,999	4,370
*	Gubre Fabrikalari TAS	1,096,343	4,363
	Dogan Sirketler Grubu Holding A/S	13,114,112	3,805
	TAV Havalimanlari Holding A/S	2,303,441	3,793
	Tekfen Holding A/S	2,376,014	3,737
	AG Anadolu Grubu Holding A/S	1,743,478	3,616
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,499,702	3,609
[2]	Enerjisa Enerji A/S	3,242,255	3,486
*	Sasa Polyester Sanayi A/S	1,708,122	3,135
*	Migros Ticaret A/S	627,472	2,799
*	Turkiye Vakiflar Bankasi TAO	5,456,514	2,482
*	Aksa Enerji Uretim A/S Class B	3,336,825	2,460
	Turk Traktor ve Ziraat Makineleri A/S	178,642	2,417
*	Pegasus Hava Tasimaciligi A/S	491,165	2,330
*,2	Mavi Giyim Sanayi ve Ticaret A/S Class B	482,709	2,176
*	Logo Yazilim Sanayi ve Ticaret A/S	189,385	2,102
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	2,010
	Oyak Cimento Fabrikalari A/S	2,280,798	2,006
*,2	MLP Saglik Hizmetleri A/S Class B	1,023,742	1,949
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	1,880
	Iskenderun Demir ve Celik A/S	1,986,681	1,764
	EGE Endustri ve Ticaret A/S	15,125	1,650
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	1,627
*	Zorlu Enerji Elektrik Uretim A/S	5,382,870	1,591
	Aksigorta A/S	1,858,198	1,563
	Aksa Akrilik Kimya Sanayii A/S	1,465,718	1,416
	Alarko Holding A/S	1,736,437	1,281
	Tat Gida Sanayi A/S	1,010,468	1,233
	Aygaz A/S	964,135	1,217
	Hektas Ticaret TAS	726,497	1,057
	Albaraka Turk Katilim Bankasi A/S	4,962,754	963
	Polisan Holding A/S	2,142,054	962
	Kordsa Teknik Tekstil A/S	726,453	946
	Dogus Otomotiv Servis ve Ticaret A/S	444,130	899
*	Sekerbank Turk A/S	4,100,664	889
	Akcansa Cimento A/S	526,035	788
*	NET Holding A/S	1,995,322	750
	Konya Cimento Sanayii A/S	8,990	725
	Cimsa Cimento Sanayi ve Ticaret A/S	138,665	206
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	107,021	190
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	266,051	166
	Otokar Otomotiv ve Savunma Sanayi A/S	4,289	93
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	109,741	44
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			408,363
United Arab Emirates (0.7%)
	First Abu Dhabi Bank PJSC	56,806,298	175,043
	Emirates Telecommunications Group Co. PJSC	23,613,738	108,188
	Emirates NBD Bank PJSC	32,222,646	82,590
91

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
				Shares	Market Value ($000)
[3]	Abu Dhabi Commercial Bank PJSC			36,113,841	57,463
	Aldar Properties PJSC			52,320,491	38,634
*	Emaar Properties PJSC			47,773,248	34,235
	Dubai Islamic Bank PJSC			24,304,013	27,502
	Abu Dhabi Islamic Bank PJSC			12,242,367	14,409
*	Emaar Malls PJSC			27,153,043	10,828
	Air Arabia PJSC			31,116,029	9,252
	Dubai Investments PJSC			27,977,228	8,589
	Dana Gas PJSC			45,419,325	8,353
*	DAMAC Properties Dubai Co. PJSC			23,666,452	6,963
*	Emaar Development PJSC			10,968,865	6,743
	GFH Financial Group BSC			36,784,279	5,551
	Dubai Financial Market PJSC			22,461,343	5,058
	Orascom Construction plc			751,442	3,330
*	Union Properties PJSC			28,224,603	2,152
*,3	Arabtec Holding PJSC			10,929,061	1,577
	RAK Properties PJSC			14,727,997	1,541
*	Deyaar Development PJSC			19,735,903	1,448
*	Eshraq Investments PJSC			14,852,427	1,216
*,3	Drake & Scull International PJSC			4,230,859	426
*	DXB Entertainments PJSC			13,122,049	408
					611,499
Total Common Stocks (Cost $70,263,524)					85,973,130
		Coupon
Temporary Cash Investments (2.0%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund	0.112%		16,165,618	1,616,562
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[6]	United States Treasury Bill	0.165%	11/3/20	40,000	40,000
[6]	United States Treasury Bill	0.145%	12/15/20	48,000	47,995
[6]	United States Treasury Bill	0.109%	12/31/20	730	730
[6]	United States Treasury Bill	0.095%	1/28/21	31,799	31,792
					120,517
Total Temporary Cash Investments (Cost $1,736,781)					1,737,079
Total Investments (100.4%) (Cost $72,000,305)					87,710,209
Other Assets and Liabilities-Net (-0.4%)					(336,452)
Net Assets (100.0%)					87,373,757
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $513,731,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $2,945,602,000, representing 3.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $580,772,000 was received for securities on loan.
6	Securities with a value of $102,815,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
92

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2020
REIT—Real Estate Investment Trust.
93

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA5330 122020

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments - investments summary, of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary, of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N- CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments - investments summary, of Vanguard FTSE All-World ex -US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

December 17, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary, of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

December 21, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In August 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Emerging Markets Stock Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.